UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza
                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)
H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
Two Greenwich Plaza
                        Greenwich, CT 06830
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2021 to June 30, 2021

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not applicable.

Effective January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds no longer mail paper copies of the Funds' annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website (https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds' transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.
You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds' transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all
AQR Funds held with the fund complex if you purchased your Fund shares through the Funds' transfer agent ALPS Fund Services, Inc., or all
AQR Funds held in your account if you invest through a financial intermediary.
Semi-Annual Report
June 30, 2021 (Unaudited)
AQR Alternative Risk Premia Fund
AQR Diversified Arbitrage Fund
AQR Diversifying Strategies Fund
AQR Equity Market Neutral Fund
AQR Global Macro Fund
AQR Long-Short Equity Fund
AQR Managed Futures Strategy Fund
AQR Managed Futures Strategy HV Fund
AQR Multi-Asset Fund
AQR Risk-Balanced Commodities Strategy Fund
AQR Risk Parity II MV Fund
AQR Style Premia Alternative Fund

Table of Contents
Schedule of Investments
AQR Alternative Risk Premia Fund
...................................................................
2
AQR Diversified Arbitrage Fund
.....................................................................
26
AQR Diversifying Strategies Fund
...................................................................
53
AQR Equity Market Neutral Fund
....................................................................
54
AQR Global Macro Fund
..........................................................................
75
AQR Long-Short Equity Fund
.......................................................................
86
AQR Managed Futures Strategy Fund
................................................................
113
AQR Managed Futures Strategy HV Fund
.............................................................
125
AQR Multi-Asset Fund
............................................................................
134
AQR Risk-Balanced Commodities Strategy Fund
........................................................
154
AQR Risk Parity II MV Fund
........................................................................
163
AQR Style Premia Alternative Fund
..................................................................
169
Financial Statements and Notes
........................................................................
205
Fund Expense Examples
.............................................................................
288
Board Approval of Investment Advisory Agreements
.........................................................
291
Liquidity Risk Management Program
.....................................................................
294

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 169.3%
COMMON STOCKS - 92.4%
Australia - 2.1%
AGL Energy Ltd. (2)(a) 2 12
Ansell Ltd. (2)(a) 5,794 189,003
Aurizon Holdings Ltd. (2)(a) 33,741 93,980
AusNet Services Ltd. (2)(a) 7 9
BlueScope Steel Ltd. (2)(a) 24,357 400,229
Brambles Ltd. (2)(a) 2 17
Coles Group Ltd. (2)(a) 1 13
Evolution Mining Ltd. (2)(a) 9,227 31,176
Fortescue Metals Group Ltd. (2)(a) 15,871 277,249
Harvey Norman Holdings Ltd. (2)(a) 45,138 185,653
JB Hi-Fi Ltd. (2)(a) 7,458 282,646
Newcrest Mining Ltd. (2)(a) 7,863 149,112
Northern Star Resources Ltd. (2)(a) 14,571 107,011
Qube Holdings Ltd. (2)(a) 18,910 44,947
Sonic Healthcare Ltd. (2)(a) 1,696 48,871
South32 Ltd. (2)(a) 5 11
Tabcorp Holdings Ltd. (2)(a) 29,182 113,225
Treasury Wine Estates Ltd. (2)(a) 19,666 172,201
Wesfarmers Ltd. (2)(a) 1,375 60,958
Worley Ltd. (2)(a) 18,678 167,126
2,323,449
—
Austria - 0.0% (b)
Mondi plc (2)(a) 1,052 27,697
Belgium - 1.0%
Ageas SA/NV (2)(a) 5,488 304,975
Etablissements Franz Colruyt NV
(2)(a) 2,929 163,790
Proximus SADP (2)(a) 15,616 301,842
Solvay SA (2)(a) 2,455 312,480
1,083,087
—
Brazil - 0.4%
Yara International ASA (2) 8,678 457,282
Burkina Faso - 0.0% (b)
Endeavour Mining plc 1,975 42,412
Canada - 5.1%
Alamos Gold, Inc., Class A (a) 7,077 54,065
Atco Ltd., Class I (a) 2,069 73,373
Bank of Montreal (a) 525 53,813
Barrick Gold Corp. (a) 440 9,101
Canadian Natural Resources Ltd.
(a) 1,672 60,697
Canadian Tire Corp. Ltd., Class A
(a) 2,910 460,491
CGI, Inc. *(a) 1,526 138,357
CI Financial Corp. (a) 10,842 198,980
Cogeco Communications, Inc. (a) 1,072 104,822
Empire Co. Ltd., Class A (a) 7,332 231,269
Finning International, Inc. (a) 469 12,277
Gibson Energy, Inc. (a) 3,143 60,218
Hydro One Ltd. (a)(c) 4,360 105,377
iA Financial Corp., Inc. (a) 3,591 195,512
IGM Financial, Inc. (a) 1,918 67,709
Imperial Oil Ltd. (a) 5,930 180,732
Intact Financial Corp. (a) 291 39,535
INVESTMENTS SHARES VALUE ($)
Canada - 5.1% (continued)
Keyera Corp. (a) 2,465 66,238
Kinross Gold Corp. (a) 47,059 298,390
Loblaw Cos. Ltd. (a) 352 21,664
Magna International, Inc. (a) 4,423 409,509
Manulife Financial Corp. (a) 21,828 429,657
Metro, Inc. (a) 788 37,779
National Bank of Canada (a) 1,727 129,246
Northland Power, Inc. (a) 3,511 119,781
Pan American Silver Corp. (a) 292 8,339
Parkland Corp. (a) 996 32,188
Quebecor, Inc., Class B (a) 8,435 224,961
Ritchie Bros Auctioneers, Inc. (a) 897 53,179
SSR Mining, Inc. (a) 1,605 25,067
Stantec, Inc. (a) 2,902 129,485
Teck Resources Ltd., Class B (a) 16,571 381,657
TFI International, Inc. (a) 3,445 314,513
Thomson Reuters Corp. (a) 1,651 163,995
TMX Group Ltd. (a) 1,637 172,918
Toromont Industries Ltd. (a) 476 41,471
Tourmaline Oil Corp. (a) 16,168 462,110
West Fraser Timber Co. Ltd. (a) 334 23,978
Yamana Gold, Inc. (a) 6,347 26,727
5,619,180
—
Chile - 0.0% (b)
Lundin Mining Corp. 1,341 12,095
China - 0.4%
Wilmar International Ltd. (2) 37,000 124,052
Yangzijiang Shipbuilding Holdings
Ltd. (2) 309,000 324,650
448,702
—
Denmark - 1.1%
AP Moller - Maersk A/S, Class B
(2)(a) 171 492,294
Carlsberg A/S, Class B (2)(a) 288 53,745
Genmab A/S (2)*(a) 88 36,057
Pandora A/S (2)(a) 4,373 589,980
ROCKWOOL International A/S,
Class B (2)(a) 102 49,676
1,221,752
—
Finland - 0.7%
Kesko OYJ, Class B (2)(a) 11,030 407,298
Orion OYJ, Class B (2)(a) 1,376 59,160
UPM-Kymmene OYJ (2)(a) 1,718 65,040
Valmet OYJ (2)(a) 6,143 268,261
799,759
—
France - 2.7%
Arkema SA (2)(a) 713 89,613
BNP Paribas SA (2)(a) 1,820 114,223
Carrefour SA (2)(a) 30,373 597,722
Casino Guichard Perrachon SA
(2)*(a) 319 10,131
Cie de Saint-Gobain (2)(a) 8,901 587,429
Cie Generale des Etablissements
Michelin SCA (2)(a) 262 41,814
CNP Assurances (2)(a) 8,087 137,830
Credit Agricole SA (2)(a) 7,874 110,390

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 2.7% (continued)
Electricite de France SA (2)(a) 24,457 334,232
Eutelsat Communications SA (2)(a) 8,908 104,211
Faurecia SE (2)(a) 434 21,336
Orange SA (2)(a) 32,800 374,339
Publicis Groupe SA (2)(a) 974 62,331
Rexel SA (2)*(a) 9,730 203,728
Rubis SCA (2)(a) 3,510 156,180
Sanofi (2)(a) 186 19,542
Societe BIC SA (2)(a) 880 61,202
Sodexo SA (2)*(a) 203 18,972
3,045,225
—
Germany - 2.6%
Aurubis AG (2)(a) 1,488 138,112
Bayerische Motoren Werke AG (2)
(a) 4,907 520,218
Brenntag SE (2)(a) 2,086 194,149
Continental AG (2)(a) 315 46,343
Deutsche Post AG (Registered) (2)
(a) 9,813 668,311
Freenet AG (2)(a) 846 20,003
Hannover Rueck SE (2)(a) 203 33,984
HeidelbergCement AG (2)(a) 2,734 234,732
HelloFresh SE (2)*(a) 2,499 242,926
Henkel AG & Co. KGaA
(Preference) (2)(a) 3,179 335,747
METRO AG (2)(a) 2,278 28,213
ProSiebenSat.1 Media SE (2)(a) 13,661 272,392
Rheinmetall AG (2)(a) 338 33,399
Software AG (2)(a) 818 36,800
TUI AG (2)*(a) 4,910 25,133
Uniper SE (2)(a) 356 13,116
2,843,578
—
Italy - 1.9%
A2A SpA (2)(a) 111,525 228,125
Assicurazioni Generali SpA (2)(a) 7,067 141,882
Banco BPM SpA (2)(a) 51,404 165,700
Buzzi Unicem SpA (2)(a) 9,342 248,183
Hera SpA (2)(a) 45,209 186,900
Italgas SpA (2)(a) 15,212 99,505
Leonardo SpA (2)*(a) 23,289 188,440
Poste Italiane SpA (2)(a)(c) 19,741 261,283
Telecom Italia SpA (2)(a) 652,514 324,669
Terna SpA (2)(a) 5,586 41,659
Unipol Gruppo SpA (2)(a) 40,783 222,399
2,108,745
—
Japan - 16.5%
AEON Financial Service Co. Ltd.
(2)(a) 11,000 129,819
AGC, Inc. (2)(a) 13,900 582,278
Aisin Corp. (2)(a) 3,800 162,934
Amada Co. Ltd. (2)(a) 2,500 25,358
Asahi Kasei Corp. (2)(a) 1,900 20,883
Astellas Pharma, Inc. (2)(a) 2,000 34,853
Bandai Namco Holdings, Inc. (2)(a) 1,400 96,893
Bridgestone Corp. (2)(a) 3,200 145,448
Brother Industries Ltd. (2)(a) 13,100 261,652
Chiba Bank Ltd. (The) (2)(a) 19,800 119,671
INVESTMENTS SHARES VALUE ($)
Japan - 16.5% (continued)
Chubu Electric Power Co., Inc. (2)
(a) 28,700 351,134
Concordia Financial Group Ltd. (2)
(a) 7,000 25,723
Daiwa Securities Group, Inc. (2)(a) 35,800 196,671
DeNA Co. Ltd. (2)(a) 6,700 142,822
Electric Power Development Co.
Ltd. (2)(a) 17,900 256,096
ENEOS Holdings, Inc. (2)(a) 85,200 357,056
Fujitsu Ltd. (2)(a) 1,300 243,229
Fukuoka Financial Group, Inc. (2)
(a) 6,000 105,085
Haseko Corp. (2)(a) 16,700 228,943
Hitachi Ltd. (2)(a) 4,800 275,074
Honda Motor Co. Ltd. (2)(a) 14,700 472,800
Idemitsu Kosan Co. Ltd. (2)(a) 1,000 24,161
Iida Group Holdings Co. Ltd. (2)(a) 8,400 216,065
Isuzu Motors Ltd. (2)(a) 12,000 159,236
ITOCHU Corp. (2)(a) 16,600 478,989
Japan Post Holdings Co. Ltd.
(2)*(a) 48,300 396,723
Japan Post Insurance Co. Ltd. (2)
(a) 18,300 338,606
Kajima Corp. (2)(a) 29,200 370,543
Kamigumi Co. Ltd. (2)(a) 5,500 111,617
Kaneka Corp. (2)(a) 2,900 117,006
Kansai Electric Power Co., Inc.
(The) (2)(a) 15,700 149,806
KDDI Corp. (2)(a) 14,100 439,295
Kinden Corp. (2)(a) 5,300 86,606
Komatsu Ltd. (2)(a) 1,300 32,206
Konami Holdings Corp. (2)(a) 800 47,912
K's Holdings Corp. (2)(a) 7,500 86,192
Kyocera Corp. (2)(a) 600 37,068
Mabuchi Motor Co. Ltd. (2)(a) 4,000 151,216
Marubeni Corp. (2)(a) 26,400 229,903
Mebuki Financial Group, Inc. (2)(a) 5,600 11,841
Medipal Holdings Corp. (2)(a) 8,200 156,772
Mitsubishi Corp. (2)(a) 1,300 35,511
Mitsubishi Electric Corp. (2)(a) 12,900 187,272
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 8,200 173,757
Mitsubishi HC Capital, Inc. (2)(a) 44,300 237,559
Mitsubishi Logistics Corp. (2)(a) 1,600 47,392
Mitsui & Co. Ltd. (2)(a) 9,900 223,004
Mitsui Chemicals, Inc. (2)(a) 10,800 373,332
Mizuho Financial Group, Inc. (2)(a) 23,380 335,094
MS&AD Insurance Group Holdings,
Inc. (2)(a) 13,300 384,532
NGK Insulators Ltd. (2)(a) 1,100 18,513
NGK Spark Plug Co. Ltd. (2)(a) 3,500 52,033
Nippo Corp. (2)(a) 2,400 68,457
Nippon Express Co. Ltd. (2)(a) 3,000 228,764
Nippon Telegraph & Telephone
Corp. (2)(a) 23,400 611,798
Nippon Yusen KK (2)(a) 3,000 152,244
Nomura Holdings, Inc. (2)(a) 90,000 458,054
NS Solutions Corp. (2)(a) 2,100 67,581
Obayashi Corp. (2)(a) 38,600 307,749
Oji Holdings Corp. (2)(a) 41,100 236,191

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 16.5% (continued)
ORIX Corp. (2)(a) 3,800 64,226
Osaka Gas Co. Ltd. (2)(a) 19,600 365,714
Otsuka Holdings Co. Ltd. (2)(a) 700 29,065
Panasonic Corp. (2)(a) 9,400 108,237
Resona Holdings, Inc. (2)(a) 89,200 343,924
Rohto Pharmaceutical Co. Ltd. (2)
(a) 600 16,127
Sankyu, Inc. (2)(a) 2,500 108,640
Sega Sammy Holdings, Inc. (2)(a) 3,200 42,027
Seino Holdings Co. Ltd. (2)(a) 6,300 80,826
Sekisui Chemical Co. Ltd. (2)(a) 4,400 75,337
Seven Bank Ltd. (2)(a) 19,700 41,880
Shimizu Corp. (2)(a) 9,800 75,313
Shinsei Bank Ltd. (2)(a) 9,700 127,555
Shizuoka Bank Ltd. (The) (2)(a) 11,700 90,794
Sojitz Corp. (2)(a) 61,700 186,634
Sompo Holdings, Inc. (2)(a) 12,500 462,978
Subaru Corp. (2)(a) 25,600 507,380
Sumitomo Corp. (2)(a) 9,200 123,358
Sumitomo Dainippon Pharma Co.
Ltd. (2)(a) 800 16,779
Sumitomo Forestry Co. Ltd. (2)(a) 500 9,153
Sumitomo Heavy Industries Ltd.
(2)(a) 4,300 118,904
Sumitomo Mitsui Trust Holdings,
Inc. (2)(a) 3,400 108,461
Sumitomo Rubber Industries Ltd.
(2)(a) 9,300 128,573
Suntory Beverage & Food Ltd. (2)
(a) 1,400 52,769
Suzuken Co. Ltd. (2)(a) 1,000 29,313
T&D Holdings, Inc. (2)(a) 19,100 247,859
Taiheiyo Cement Corp. (2)(a) 12,700 279,166
Taisei Corp. (2)(a) 3,400 111,589
TBS Holdings, Inc. (2)(a) 3,000 46,215
Teijin Ltd. (2)(a) 12,400 189,306
Tohoku Electric Power Co., Inc. (2)
(a) 19,000 148,968
Tokio Marine Holdings, Inc. (2)(a) 1,700 78,302
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 71,400 212,613
Tokyo Gas Co. Ltd. (2)(a) 12,000 226,340
TOPPAN, Inc. (2)(a) 5,800 93,275
Tosoh Corp. (2)(a) 16,000 275,885
Toyoda Gosei Co. Ltd. (2)(a) 3,600 88,792
Toyota Boshoku Corp. (2)(a) 8,000 166,050
Toyota Tsusho Corp. (2)(a) 7,900 374,964
Yamada Holdings Co. Ltd. (2)(a) 2,800 12,948
Yokohama Rubber Co. Ltd. (The)
(2)(a) 10,400 223,370
18,164,631
—
Kyrgyzstan - 0.1%
Centerra Gold, Inc. 16,299 123,728
Luxembourg - 0.4%
APERAM SA (2) 3,470 178,206
Eurofins Scientific SE (2)* 2,440 279,084
457,290
—
INVESTMENTS SHARES VALUE ($)
Netherlands - 1.7%
ASR Nederland NV (2)(a) 6,546 253,471
Koninklijke Ahold Delhaize NV (2)
(a) 22,641 674,239
NN Group NV (2)(a) 4,410 208,326
Randstad NV (2)(a) 4,158 318,753
Signify NV (2)(a)(c) 6,829 433,491
1,888,280
—
Norway - 0.3%
Leroy Seafood Group ASA (2)(a) 9,388 82,300
Norsk Hydro ASA (2)(a) 5,370 34,284
Orkla ASA (2)(a) 3,419 34,844
Salmar ASA (2)(a) 2,145 142,402
293,830
—
Panama - 0.1%
Copa Holdings SA, Class A *(d) 2,098 158,042
Russia - 0.0% (b)
Evraz plc (2) 5,587 45,837
Singapore - 0.2%
Genting Singapore Ltd. (2) 62,000 38,618
SATS Ltd. (2)* 10,200 29,874
Venture Corp. Ltd. (2) 13,400 191,700
260,192
—
South Africa - 0.1%
Investec plc (2) 21,116 84,348
Spain - 1.8%
Acciona SA (2)(a) 809 122,182
CaixaBank SA (2)(a) 30,528 93,987
Enagas SA (2)(a) 13,975 323,003
Endesa SA (2)(a) 16,733 406,207
Iberdrola SA (2)(a) 13,023 158,811
Mapfre SA (2)(a) 77,739 164,457
Red Electrica Corp. SA (2)(a) 9,008 167,244
Repsol SA (2)(a) 35,771 449,376
Telefonica SA (2)(a) 29,417 137,303
2,022,570
—
Sweden - 1.8%
Axfood AB (2)(a) 5,602 155,019
Boliden AB (2)*(a) 4,271 164,346
Electrolux AB, Series B (2)(a) 11,590 321,181
Essity AB, Class B (2)(a) 2,949 97,819
Getinge AB, Class B (2)(a) 10,830 408,537
Holmen AB, Class B (2)(a) 560 25,295
Husqvarna AB, Class B (2)(a) 1,720 22,859
ICA Gruppen AB (2)(a) 5,599 260,581
Securitas AB, Class B (2)(a) 4,388 69,317
Skanska AB, Class B (2)(a) 1,175 31,195
SKF AB, Class B (2)(a) 5,455 139,038
SSAB AB, Class A (2)*(a) 8,454 41,428
Trelleborg AB, Class B (2)(a) 2,490 57,874
Volvo AB, Class B (2)(a) 8,773 211,424
2,005,913
—

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Switzerland - 1.8%
Adecco Group AG (Registered) (2)
(a) 2,947 200,519
BKW AG (2)(a) 157 16,352
Bucher Industries AG (Registered)
(2)(a) 138 72,263
Credit Suisse Group AG
(Registered) (2)(a) 14,553 152,340
DKSH Holding AG (2)(a) 1,013 77,604
Geberit AG (Registered) (2)(a) 57 42,817
Holcim Ltd. (2)*(a) 579 34,803
Kuehne + Nagel International AG
(Registered) (2)(a) 162 55,446
Roche Holding AG (2)(a) 597 224,972
Sonova Holding AG (Registered)
(2)(a) 105 39,549
Stadler Rail AG (2)(a) 381 16,752
Sulzer AG (Registered) (2)(a) 900 124,535
Swatch Group AG (The) (2)(a) 284 97,530
Swiss Life Holding AG (Registered)
(2)(a) 433 210,634
Swisscom AG (Registered) (2)(a) 745 425,685
Tecan Group AG (Registered) (2)(a) 89 44,101
UBS Group AG (Registered) (2)(a) 9,133 139,892
1,975,794
—
United Kingdom - 3.6%
ASOS plc (2)*(a) 4,033 277,162
Aviva plc (2)(a) 103,352 580,213
boohoo Group plc (2)*(a) 75,495 324,136
Britvic plc (2)(a) 5,019 65,054
BT Group plc (2)*(a) 162,438 436,527
Centrica plc (2)* 55,314 39,427
DCC plc (2)(a) 284 23,264
Direct Line Insurance Group plc
(2)(a) 6,367 25,113
DS Smith plc (2)(a) 31,521 182,495
Entain plc (2)*(a) 5,193 125,482
Hays plc (2)*(a) 32,671 71,677
Howden Joinery Group plc (2)(a) 13,817 156,256
Inchcape plc (2)(a) 6,503 69,208
John Wood Group plc (2)*(a) 14,081 42,898
Kingfisher plc (2)(a) 24,750 124,916
M&G plc (2)(a) 108,146 342,596
Man Group plc (2)(a) 16,121 40,100
Marks & Spencer Group plc (2)*(a) 117,805 238,925
Moneysupermarket.com Group plc
(2)(a) 2,995 10,633
National Grid plc (2)(a) 12,232 155,587
Royal Mail plc (2)*(a) 47,938 383,305
Spectris plc (2)(a) 1,066 47,812
Standard Life Aberdeen plc (2)(a) 11,760 44,118
Tate & Lyle plc (2)(a) 7,656 78,305
Vodafone Group plc (2) 53,398 89,497
3,974,706
—
United States - 46.0%
A O Smith Corp. (d) 162 11,674
AbbVie, Inc. (a) 2,516 283,402
ABIOMED, Inc. *(d) 50 15,606
Accenture plc, Class A (a) 74 21,814
INVESTMENTS SHARES VALUE ($)
United States - 46.0% (continued)
Activision Blizzard, Inc. (d) 1,534 146,405
Acuity Brands, Inc. (a)(d) 1,094 204,611
Adobe, Inc. *(a) 208 121,813
Adtalem Global Education, Inc. *(a) 2,566 91,452
AGCO Corp. (d) 589 76,794
Agilent Technologies, Inc. (a) 775 114,553
Air Lease Corp. (d) 1,110 46,331
Akamai Technologies, Inc. *(d) 1,368 159,509
Alaska Air Group, Inc. *(a) 1,806 108,920
Alkermes plc *(a) 4,528 111,027
Alliance Data Systems Corp. (a)(d) 2,304 240,054
Allison Transmission Holdings, Inc.
(d) 252 10,014
Allstate Corp. (The) (a)(d) 2,295 299,360
Ally Financial, Inc. (d) 192 9,569
Alphabet, Inc., Class A *(a) 167 407,779
Amdocs Ltd. (a) 1,539 119,057
AMERCO (a) 40 23,576
American Eagle Outfitters, Inc. (d) 878 32,951
Ameriprise Financial, Inc. (d) 664 165,256
Amgen, Inc. (a)(d) 1,137 277,144
Amkor Technology, Inc. (d) 549 12,995
ANSYS, Inc. *(d) 553 191,924
Anthem, Inc. (d) 694 264,969
Apple, Inc. (a) 249 34,103
Applied Materials, Inc. (d) 1,028 146,387
Aramark (a) 2,191 81,615
Archer-Daniels-Midland Co. (d) 835 50,601
Arrow Electronics, Inc. *(a)(d) 4,530 515,649
Aspen Technology, Inc. *(d) 1,000 137,540
Associated Banc-Corp. (a) 7,113 145,674
Assured Guaranty Ltd. (a) 722 34,281
AutoNation, Inc. *(d) 3,623 343,497
Avient Corp. (d) 3,212 157,902
Avnet, Inc. (d) 212 8,497
Bank of New York Mellon Corp.
(The) (a) 1,432 73,361
Baxter International, Inc. (d) 258 20,769
Berry Global Group, Inc. *(d) 3,537 230,683
Best Buy Co., Inc. (d) 2,687 308,951
Biogen, Inc. *(a) 591 204,646
Bio-Rad Laboratories, Inc., Class
A *(a) 517 333,098
Bio-Techne Corp. (d) 442 199,015
BJ's Wholesale Club Holdings, Inc.
*(a)(d) 3,093 147,165
Booking Holdings, Inc. *(a)(d) 9 19,693
Booz Allen Hamilton Holding Corp.
(d) 2,614 222,661
BorgWarner, Inc. (d) 3,172 153,969
Boston Beer Co., Inc. (The), Class
A *(d) 175 178,640
Boyd Gaming Corp. *(d) 2,777 170,758
Bristol-Myers Squibb Co. (a) 3,690 246,566
Broadcom, Inc. (d) 67 31,948
BRP, Inc. (a) 2,970 232,406
Brunswick Corp. (a) 4,073 405,752
Cabot Oil & Gas Corp. (d) 4,666 81,468
CACI International, Inc., Class A
*(a) 1,125 287,010

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 46.0% (continued)
Cadence Design Systems, Inc. *(a) 1,605 219,596
Cardinal Health, Inc. (a) 1,152 65,768
Carlisle Cos., Inc. (a) 467 89,374
Carter's, Inc. (a) 3,036 313,224
Casey's General Stores, Inc. (a)(d) 802 156,101
Cathay General Bancorp (a) 1,339 52,703
CDW Corp. (d) 1,404 245,209
Cerner Corp. (a) 3,039 237,528
CH Robinson Worldwide, Inc. (d) 1,036 97,042
Charles River Laboratories
International, Inc. *(a)(d) 1,720 636,261
Chemed Corp. (a) 243 115,304
Chipotle Mexican Grill, Inc. *(d) 34 52,712
Ciena Corp. *(d) 2,162 122,996
Cigna Corp. (a) 322 76,337
Cirrus Logic, Inc. *(a) 3,272 278,513
Citizens Financial Group, Inc. (d) 925 42,430
Citrix Systems, Inc. (a) 532 62,388
Clorox Co. (The) (d) 1,786 321,319
CNX Resources Corp. *(d) 2,993 40,884
Cognizant Technology Solutions
Corp., Class A (a) 627 43,426
Colgate-Palmolive Co. (d) 170 13,830
Columbia Sportswear Co. (a)(d) 1,888 185,704
Commercial Metals Co. (d) 11,408 350,454
Concentrix Corp. *(a) 234 37,627
Cooper Cos., Inc. (The) (d) 236 93,520
Costco Wholesale Corp. (a) 98 38,776
Cracker Barrel Old Country Store,
Inc. (d) 1,102 163,603
Crocs, Inc. *(d) 615 71,660
Cummins, Inc. (d) 1,776 433,006
Curtiss-Wright Corp. (a)(d) 1,120 133,011
CVS Health Corp. (d) 1,004 83,774
Dana, Inc. (d) 5,821 138,307
Danaher Corp. (a) 870 233,473
Deckers Outdoor Corp. *(a) 1,861 714,753
Dell Technologies, Inc., Class C *(a) 757 75,450
Dick's Sporting Goods, Inc. (d) 4,292 430,015
DISH Network Corp., Class A *(d) 528 22,070
Dollar General Corp. (d) 1,061 229,590
Domino's Pizza, Inc. (d) 123 57,378
Eagle Materials, Inc. (d) 283 40,217
East West Bancorp, Inc. (a) 490 35,128
Eastman Chemical Co. (d) 1,465 171,039
Eaton Corp. plc (a) 1,489 220,640
eBay, Inc. (d) 4,376 307,239
EchoStar Corp., Class A *(a)(d) 797 19,359
Electronic Arts, Inc. (a) 2,545 366,047
EMCOR Group, Inc. (a) 1,373 169,140
Emergent BioSolutions, Inc. *(d) 1,052 66,265
Emerson Electric Co. (a)(d) 794 76,415
EnerSys (d) 413 40,362
EOG Resources, Inc. (a) 1,313 109,557
EPAM Systems, Inc. *(a)(d) 367 187,522
Equitrans Midstream Corp. (a)(d) 7,501 63,834
Estee Lauder Cos., Inc. (The),
Class A (d) 759 241,423
Everest Re Group Ltd. (d) 446 112,396
INVESTMENTS SHARES VALUE ($)
United States - 46.0% (continued)
Expeditors International of
Washington, Inc. (d) 3,076 389,422
F5 Networks, Inc. *(a) 602 112,369
Facebook, Inc., Class A *(a) 2,064 717,672
Fair Isaac Corp. *(a)(d) 541 271,950
Federated Hermes, Inc., Class B
(a) 5,966 202,307
FedEx Corp. (a) 378 112,769
First American Financial Corp. (d) 327 20,388
First Hawaiian, Inc. (a)(d) 922 26,129
Flowers Foods, Inc. (d) 1,638 39,640
FNB Corp. (d) 10,949 135,001
Foot Locker, Inc. (d) 4,653 286,764
Fortinet, Inc. *(d) 869 206,987
Fortune Brands Home & Security,
Inc. (d) 1,222 121,723
Fulton Financial Corp. (a) 2,749 43,379
Generac Holdings, Inc. *(a) 52 21,588
General Dynamics Corp. (d) 333 62,691
General Mills, Inc. (d) 1,302 79,331
General Motors Co. *(a) 3,227 190,942
Genuine Parts Co. (d) 72 9,106
Gilead Sciences, Inc. (d) 1,613 111,071
Globus Medical, Inc., Class A *(a) 2,412 187,002
GrafTech International Ltd. (a) 7,438 86,430
Graham Holdings Co., Class B (a) 217 137,556
Greif, Inc., Class A (d) 2,376 143,867
H&R Block, Inc. (a) 5,130 120,452
Hanesbrands, Inc. (d) 3,708 69,228
Hartford Financial Services Group,
Inc. (The) (a) 1,737 107,642
HCA Healthcare, Inc. (d) 532 109,986
Helen of Troy Ltd. *(a)(d) 438 99,917
Herman Miller, Inc. (d) 5,319 250,738
Hewlett Packard Enterprise Co. (d) 3,061 44,629
Hexcel Corp. *(a)(d) 2,416 150,758
Hill-Rom Holdings, Inc. (d) 1,554 176,519
Hologic, Inc. *(a) 580 38,698
Home Depot, Inc. (The) (d) 30 9,567
Horizon Therapeutics plc *(d) 1,590 148,888
Howmet Aerospace, Inc. *(a) 7,692 265,143
HP, Inc. (a) 14,984 452,366
Hubbell, Inc. (d) 576 107,620
Humana, Inc. (a) 224 99,169
Huntington Ingalls Industries, Inc.
(d) 909 191,572
Huntsman Corp. (a) 2,896 76,802
IAC/InterActiveCorp *(d) 649 100,056
Ingredion, Inc. (a) 1,330 120,365
Intel Corp. (a) 3,408 191,325
International Business Machines
Corp. (d) 500 73,295
Interpublic Group of Cos., Inc.
(The) (d) 2,347 76,254
Intuit, Inc. (d) 63 30,881
IQVIA Holdings, Inc. *(d) 1,121 271,641
ITT, Inc. (a)(d) 2,012 184,279
J M Smucker Co. (The) (d) 1,367 177,122
J2 Global, Inc. *(d) 2,502 344,150
Jabil, Inc. (a) 6,559 381,209

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 46.0% (continued)
Jack in the Box, Inc. (d) 1,727 192,457
Jazz Pharmaceuticals plc *(d) 1,788 317,620
JetBlue Airways Corp. *(d) 8,712 146,187
Johnson Controls International plc
(a) 682 46,806
Juniper Networks, Inc. (a) 1,526 41,736
KB Home (a) 5,162 210,197
KBR, Inc. (a) 1,459 55,661
Keysight Technologies, Inc. *(d) 895 138,197
KLA Corp. (a) 481 155,945
Knight-Swift Transportation
Holdings, Inc. (a) 1,529 69,508
Kohl's Corp. (a) 5,053 278,471
Kroger Co. (The) (d) 10,796 413,595
L Brands, Inc. (a) 317 22,843
L3Harris Technologies, Inc. (d) 100 21,615
Laboratory Corp. of America
Holdings *(a) 652 179,854
Lam Research Corp. (d) 89 57,912
Lear Corp. (a) 605 106,044
Lennar Corp., Class A (d) 689 68,452
Lithia Motors, Inc., Class A (a) 208 71,477
LKQ Corp. *(a) 4,138 203,672
Lockheed Martin Corp. (a) 313 118,424
Lowe's Cos., Inc. (a) 61 11,832
LyondellBasell Industries NV, Class
A (d) 1,259 129,513
M&T Bank Corp. (a)(d) 424 61,611
Manhattan Associates, Inc. *(a) 1,480 214,363
ManpowerGroup, Inc. (a) 2,756 327,716
Marriott Vacations Worldwide Corp.
*(d) 1,209 192,594
Masimo Corp. *(d) 293 71,038
MasTec, Inc. *(a)(d) 2,157 228,858
Match Group, Inc. *(d) 1,011 163,024
Maximus, Inc. (a) 1,980 174,181
MDU Resources Group, Inc. (a) 8,283 259,589
Medpace Holdings, Inc. *(d) 344 60,761
Medtronic plc (d) 882 109,483
Merck & Co., Inc. (a) 4,753 369,641
Mercury General Corp. (d) 155 10,067
Micron Technology, Inc. *(a) 2,194 186,446
Microsoft Corp. (a) 337 91,293
Minerals Technologies, Inc. (d) 1,346 105,890
MKS Instruments, Inc. (a)(d) 1,735 308,743
Moderna, Inc. *(d) 181 42,531
Mohawk Industries, Inc. *(a) 2,006 385,533
Molina Healthcare, Inc. *(a)(d) 761 192,579
Molson Coors Beverage Co., Class
B *(d) 3,510 188,452
MSA Safety, Inc. (a)(d) 202 33,447
MSC Industrial Direct Co., Inc.,
Class A (d) 588 52,761
Murphy USA, Inc. (a) 2,685 358,098
Navient Corp. (a) 7,972 154,099
NCR Corp. *(a) 4,339 197,902
NetApp, Inc. (a) 112 9,164
Newmont Corp. (d) 581 36,824
Northrop Grumman Corp. (a) 362 131,562
NortonLifeLock, Inc. (d) 3,279 89,254
INVESTMENTS SHARES VALUE ($)
United States - 46.0% (continued)
Nu Skin Enterprises, Inc., Class
A (d) 5,129 290,558
Nucor Corp. (a) 1,330 127,587
NVIDIA Corp. (a) 37 29,604
Old Republic International Corp. (d) 3,133 78,043
Omnicom Group, Inc. (a) 834 66,712
Oracle Corp. (d) 2,755 214,449
Organon & Co. *(d) 475 14,374
Oshkosh Corp. (a) 1,130 140,843
Owens Corning (a) 386 37,789
PACCAR, Inc. (d) 534 47,660
Packaging Corp. of America (a) 1,964 265,965
Papa John's International, Inc. (a) 1,671 174,519
Penske Automotive Group, Inc. (a) 3,303 249,343
PerkinElmer, Inc. (a) 315 48,639
Pilgrim's Pride Corp. *(a) 4,621 102,494
Polaris, Inc. (d) 351 48,073
Pool Corp. (a) 22 10,091
Popular, Inc. 5,592 419,680
Procter & Gamble Co. (The) (a) 204 27,526
PROG Holdings, Inc. (a) 170 8,182
PulteGroup, Inc. (a) 3,565 194,542
PVH Corp. *(a) 325 34,967
Qorvo, Inc. *(d) 1,125 220,106
QUALCOMM, Inc. (a) 474 67,749
Quanta Services, Inc. (a)(d) 3,422 309,931
Quest Diagnostics, Inc. (d) 368 48,565
Quidel Corp. *(d) 595 76,231
Qurate Retail, Inc., Series A (a) 31,652 414,325
Ralph Lauren Corp. (a) 895 105,440
Regal Beloit Corp. (a) 2,970 396,525
Regeneron Pharmaceuticals, Inc.
*(a) 390 217,831
Regions Financial Corp. (d) 604 12,189
Reliance Steel & Aluminum Co. (a) 1,225 184,853
Ross Stores, Inc. (d) 78 9,672
Royal Gold, Inc. (d) 701 79,984
Santander Consumer USA
Holdings, Inc. (a) 4,872 176,951
Schneider National, Inc., Class B
(d) 5,721 124,546
Science Applications International
Corp. (a) 1,179 103,434
Silgan Holdings, Inc. (d) 5,672 235,388
Simpson Manufacturing Co., Inc.
(a) 85 9,387
Skechers USA, Inc., Class A *(a)(d) 4,402 219,352
Skyworks Solutions, Inc. (a) 1,729 331,536
Snap-on, Inc. (a)(d) 1,153 257,615
Sonoco Products Co. (d) 806 53,921
Spectrum Brands Holdings, Inc. (a) 2,563 217,958
Sprouts Farmers Market, Inc. *(a)
(d) 11,095 275,711
SS&C Technologies Holdings, Inc.
(d) 611 44,029
Steel Dynamics, Inc. (a)(d) 8,016 477,753
Stellantis NV (2)(a) 27,492 540,860
STERIS plc (a)(d) 1,247 257,256
Stifel Financial Corp. (a) 2,087 135,363
Stryker Corp. (d) 159 41,297

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 46.0% (continued)
Synaptics, Inc. *(a) 1,595 248,150
Syneos Health, Inc. *(a)(d) 974 87,163
SYNNEX Corp. (a) 4,107 500,067
Synopsys, Inc. *(a) 1,051 289,855
Synovus Financial Corp. (a)(d) 2,718 119,266
Tapestry, Inc. *(a) 2,412 104,874
Target Corp. (a)(d) 2,491 602,173
Taylor Morrison Home Corp. *(d) 5,737 151,572
TEGNA, Inc. (a) 15,476 290,330
Teledyne Technologies, Inc. *(d) 295 123,555
Telephone and Data Systems, Inc.
(a) 2,863 64,876
Teradyne, Inc. (d) 1,698 227,464
Terex Corp. (a) 272 12,953
Texas Instruments, Inc. (d) 262 50,383
Texas Roadhouse, Inc. (a) 2,299 221,164
Textron, Inc. (d) 4,567 314,073
Thermo Fisher Scientific, Inc. (a) 598 301,673
Thor Industries, Inc. (a)(d) 1,991 224,983
Timken Co. (The) (d) 2,191 176,573
Toll Brothers, Inc. (a) 1,069 61,799
Tri Pointe Homes, Inc. *(d) 14,486 310,435
Tyson Foods, Inc., Class A (d) 2,353 173,557
United Parcel Service, Inc., Class
B (d) 383 79,653
United Rentals, Inc. *(a)(d) 361 115,163
United Therapeutics Corp. *(a) 3,280 588,464
Universal Health Services, Inc.,
Class B (a) 1,160 169,859
Unum Group (d) 9,575 271,930
Urban Outfitters, Inc. *(d) 4,379 180,502
US Foods Holding Corp. *(d) 1,219 46,761
Valero Energy Corp. (d) 211 16,475
VeriSign, Inc. *(a) 605 137,752
Vertex Pharmaceuticals, Inc. *(a) 90 18,147
Virtu Financial, Inc., Class A (a) 713 19,700
Vishay Intertechnology, Inc. (a) 1,897 42,777
VMware, Inc., Class A *(d) 309 49,431
Walgreens Boots Alliance, Inc. (a) 170 8,944
Wendy's Co. (The) (a) 429 10,047
Werner Enterprises, Inc. (a) 3,941 175,453
West Pharmaceutical Services,
Inc. (a) 540 193,914
Western Union Co. (The) (d) 5,340 122,660
Westrock Co. (d) 4,326 230,230
Whirlpool Corp. (d) 581 126,670
Williams-Sonoma, Inc. (a)(d) 1,867 298,067
Wintrust Financial Corp. (a) 880 66,554
World Fuel Services Corp. (a) 6,225 197,519
World Wrestling Entertainment,
Inc., Class A (d) 959 55,517
Worthington Industries, Inc. (a) 1,321 80,819
Xerox Holdings Corp. (a)(d) 10,774 253,081
Yelp, Inc. *(d) 8,085 323,077
YETI Holdings, Inc. *(d) 100 9,182
Zebra Technologies Corp., Class
A *(a) 184 97,426
Zimmer Biomet Holdings, Inc. (d) 125 20,103
INVESTMENTS SHARES VALUE ($)
United States - 46.0% (continued)
Zoetis, Inc. (d) 781 145,547
50,912,200
—
Zambia - 0.0% (b)
First Quantum Minerals Ltd. 498 11,478
TOTAL COMMON STOCKS
(Cost $67,264,901) 102,411,802
PREFERRED STOCKS - 0.2%
United States - 0.2%
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $125,034) 1,728 187,056
SHORT-TERM INVESTMENTS - 76.7%
INVESTMENT COMPANIES - 48.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (e)(f) 1,284,503 1,284,503
J.P. Morgan U.S. Treasury Plus
Money Market Fund - IM Shares,
0.01% (e) 120,000 120,000
Limited Purpose Cash Investment
Fund, 0.01% (e) 52,441,686 52,420,710
TOTAL INVESTMENT COMPANIES
(Cost $53,826,405) 53,825,213
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 28.2%
U.S. Treasury Bills
0.06%, 8/19/2021 (2)(g) $ 7,425,000 7,424,543
0.05%, 8/26/2021 (2)(g)(h) 12,370,000 12,369,182
0.03%, 9/2/2021 (2)(g) 1,000,000 999,914
0.03%, 9/9/2021 (2)(g) 1,000,000 999,910
0.03%, 9/16/2021 (2)(g) 1,000,000 999,909
0.04%, 9/23/2021 (2)(g) 2,308,000 2,307,744
0.04%, 9/30/2021 (2)(g) 4,595,000 4,594,419
0.03%, 10/7/2021 (2)(g) 1,000,000 999,871
0.04%, 11/4/2021 (2)(g) 185,000 184,966
0.03%, 11/18/2021 (2)(g) 329,000 328,936
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $31,209,664) 31,209,394
TOTAL SHORT-TERM INVESTMENTS
(Cost $85,036,069) 85,034,607
TOTAL LONG POSITIONS
(Cost $152,426,004) 187,633,465
SHARES
SHORT POSITIONS - (81.6)%
COMMON STOCKS - (81.6)%
Argentina - (0.2)%
MercadoLibre, Inc. * (134) (208,744)
Australia - (2.3)%
Afterpay Ltd. (2)* (5,857) (519,868)
AMP Ltd. (2) (92,436) (77,993)
APA Group (2) (31,663) (211,275)
Atlas Arteria Ltd. (2) (20,949) (100,074)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Australia - (2.3)% (continued)
Challenger Ltd. (2) (7,768) (31,472)
Cleanaway Waste Management
Ltd. (2) (1,299) (2,573)
Glencore plc (2)* (29,523) (126,715)
Insurance Australia Group Ltd. (2) (78,147) (302,152)
Medibank Pvt Ltd. (2) (47,709) (113,110)
Oil Search Ltd. (2) (84,471) (241,325)
QBE Insurance Group Ltd. (2) (59,168) (477,459)
Ramsay Health Care Ltd. (2) (149) (7,030)
SEEK Ltd. (2) (2,967) (73,757)
Seven Group Holdings Ltd. (2) (3,300) (50,339)
Suncorp Group Ltd. (2) (3,772) (31,403)
Transurban Group (2) (7,937) (84,649)
WiseTech Global Ltd. (2) (3,318) (79,289)
(2,530,483)
—
Austria - 0.0% (b)
ams AG (2)* (2,479) (49,801)
Belgium - (0.6)%
Anheuser-Busch InBev SA/NV (2) (6,227) (448,897)
Elia Group SA/NV (2) (121) (12,772)
Galapagos NV (2)* (1,757) (121,480)
Telenet Group Holding NV (2) (1,454) (54,774)
(637,923)
—
Brazil - 0.0% (b)
Wheaton Precious Metals Corp. (1,024) (45,137)
Canada - (4.9)%
Air Canada * (33,800) (695,306)
Algonquin Power & Utilities Corp. (11,321) (168,683)
AltaGas Ltd. (4,369) (91,708)
Ballard Power Systems, Inc. * (19,777) (358,654)
BlackBerry Ltd. * (4,169) (50,952)
Boralex, Inc., Class A (4,772) (145,323)
Brookfield Asset Management
Reinsurance Partners Ltd., Class
A * (14) (759)
Brookfield Asset Management, Inc.,
Class A (2,084) (106,318)
CAE, Inc. * (4,834) (148,888)
Cameco Corp. (3,710) (71,111)
Canada Goose Holdings, Inc. * (3,761) (164,384)
Canadian Utilities Ltd., Class A (2,085) (57,861)
Canopy Growth Corp. * (13,461) (325,557)
Element Fleet Management Corp. (5,342) (62,315)
Emera, Inc. (3,030) (137,470)
Enbridge, Inc. (4,932) (197,463)
Fortis, Inc. (1,400) (61,970)
GFL Environmental, Inc. (2,121) (67,791)
Gildan Activewear, Inc. (2,669) (98,483)
Innergex Renewable Energy, Inc. (12,654) (219,985)
Inter Pipeline Ltd. (15,764) (256,248)
Lightspeed POS, Inc. * (4,919) (411,703)
Methanex Corp. (3,834) (127,089)
Pembina Pipeline Corp. (2,896) (92,024)
Restaurant Brands International,
Inc. (2,702) (174,095)
Shopify, Inc., Class A * (182) (266,168)
SNC-Lavalin Group, Inc. (5,104) (132,788)
INVESTMENTS SHARES VALUE ($)
Canada - (4.9)% (continued)
Suncor Energy, Inc. (11,523) (275,991)
TC Energy Corp. (3,196) (158,150)
Tilray, Inc., Class 2 * (15,401) (278,053)
TransAlta Renewables, Inc. (912) (15,325)
(5,418,615)
—
Colombia - (0.1)%
Millicom International Cellular SA,
SDR (2)* (3,073) (121,760)
Denmark - (1.0)%
Ambu A/S, Class B (2) (4,722) (181,693)
Demant A/S (2)* (167) (9,411)
GN Store Nord A/S (2) (292) (25,535)
ISS A/S (2)* (2,271) (53,440)
Orsted A/S (2)(c) (4,173) (585,729)
SimCorp A/S (2) (77) (9,671)
Tryg A/S (2) (2,504) (61,505)
Vestas Wind Systems A/S (2) (6,008) (234,745)
(1,161,729)
—
Faroe Islands - 0.0% (b)
Bakkafrost P/F (2) (291) (24,046)
France - (3.0)%
Accor SA (2)* (9,200) (344,113)
Adevinta ASA (2)* (7,353) (141,052)
Aeroports de Paris (2)* (1,423) (185,747)
Airbus SE (2)* (4,116) (530,357)
Cie Plastic Omnium SA (2) (1,586) (49,596)
Dassault Systemes SE (2) (780) (189,303)
Edenred (2) (3,572) (203,664)
Getlink SE (2) (9,025) (140,945)
Iliad SA (2) (548) (80,292)
Imerys SA (2) (608) (28,459)
Orpea SA (2) (1,925) (245,078)
Remy Cointreau SA (2) (510) (105,327)
Renault SA (2)* (1,231) (49,902)
Safran SA (2) (2,767) (384,012)
Sartorius Stedim Biotech (2) (213) (100,811)
SCOR SE (2)* (270) (8,595)
Ubisoft Entertainment SA (2)* (638) (44,576)
Valeo SA (2) (8,142) (245,591)
Vinci SA (2) (1,383) (147,840)
Worldline SA (2)*(c) (1,527) (143,087)
(3,368,347)
—
Germany - (2.1)%
adidas AG (2) (26) (9,702)
Carl Zeiss Meditec AG (2) (706) (136,473)
Commerzbank AG (2)* (41,865) (297,312)
CTS Eventim AG & Co. KGaA (2)* (2,076) (129,681)
Deutsche Bank AG (Registered)
(2)* (7,317) (95,397)
Infineon Technologies AG (2) (6,697) (269,375)
Just Eat Takeaway.com NV (2)*(c) (2,992) (276,711)
MorphoSys AG (2)* (159) (12,338)
MTU Aero Engines AG (2) (552) (136,865)
Nemetschek SE (2) (1,267) (96,984)
SAP SE (2) (1,091) (153,242)
Sartorius AG (Preference) (2) (406) (211,326)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - (2.1)% (continued)
TeamViewer AG (2)*(c) (1,035) (38,871)
Telefonica Deutschland Holding
AG (2) (49,224) (129,938)
thyssenkrupp AG (2)* (16,980) (177,350)
United Internet AG (Registered) (2) (2,780) (113,694)
Volkswagen AG (Preference) (2) (118) (29,586)
Zalando SE (2)*(c) (91) (11,006)
(2,325,851)
—
Italy - (1.5)%
Atlantia SpA (2)* (11,525) (209,271)
Brembo SpA (2) (6,887) (87,277)
Eni SpA (2) (7,697) (93,838)
Ferrari NV (2) (44) (9,084)
Intesa Sanpaolo SpA (2) (78,119) (216,104)
Mediobanca Banca di Credito
Finanziario SpA (2)* (2,382) (27,870)
Nexi SpA (2)*(c) (30,655) (673,653)
Pirelli & C SpA (2)(c) (24,325) (141,451)
Prysmian SpA (2) (419) (15,036)
Saipem SpA (2)* (28,135) (68,263)
Salvatore Ferragamo SpA (2)* (396) (8,491)
UniCredit SpA (2) (12,039) (142,333)
(1,692,671)
—
Japan - (17.0)%
Acom Co. Ltd. (2) (7,900) (34,470)
Advantest Corp. (2) (3,000) (269,360)
Aeon Co. Ltd. (2) (800) (21,476)
Asahi Intecc Co. Ltd. (2) (7,100) (169,751)
Asics Corp. (2) (2,900) (73,531)
Azbil Corp. (2) (900) (37,293)
Benefit One, Inc. (2) (1,400) (44,077)
Capcom Co. Ltd. (2) (2,800) (81,840)
Casio Computer Co. Ltd. (2) (3,200) (53,695)
Chugai Pharmaceutical Co. Ltd. (2) (4,200) (166,474)
Coca-Cola Bottlers Japan Holdings,
Inc. (2) (8,600) (134,627)
Cosmos Pharmaceutical Corp. (2) (400) (58,772)
CyberAgent, Inc. (2) (31,200) (668,213)
Daifuku Co. Ltd. (2) (800) (72,583)
Daiichi Sankyo Co. Ltd. (2) (5,100) (110,023)
Daikin Industries Ltd. (2) (1,000) (186,350)
Denso Corp. (2) (300) (20,457)
Dentsu Group, Inc. (2) (4,900) (175,801)
East Japan Railway Co. (2) (3,400) (242,468)
Eisai Co. Ltd. (2) (800) (78,622)
Fast Retailing Co. Ltd. (2) (300) (225,506)
Food & Life Cos. Ltd. (2) (900) (38,800)
Freee KK (2)* (1,700) (155,199)
Fuji Electric Co. Ltd. (2) (400) (18,671)
GMO internet, Inc. (2) (3,300) (90,069)
GMO Payment Gateway, Inc. (2) (500) (64,937)
Goldwin, Inc. (2) (400) (23,492)
Hankyu Hanshin Holdings, Inc. (2) (300) (9,260)
Harmonic Drive Systems, Inc. (2) (3,400) (186,859)
Hisamitsu Pharmaceutical Co., Inc.
(2) (200) (9,875)
Hitachi Metals Ltd. (2) (1,000) (19,110)
Ibiden Co. Ltd. (2) (600) (32,294)
INVESTMENTS SHARES VALUE ($)
Japan - (17.0)% (continued)
IHI Corp. (2)* (5,900) (140,945)
Isetan Mitsukoshi Holdings Ltd. (2) (43,800) (306,145)
Izumi Co. Ltd. (2) (1,500) (56,422)
Japan Airlines Co. Ltd. (2)* (8,700) (188,383)
Japan Airport Terminal Co. Ltd. (2) (10,700) (480,679)
JCR Pharmaceuticals Co. Ltd. (2) (1,300) (43,764)
JFE Holdings, Inc. (2) (4,500) (52,794)
JGC Holdings Corp. (2) (4,500) (41,929)
Justsystems Corp. (2) (600) (35,281)
Kansai Paint Co. Ltd. (2) (900) (22,973)
Kawasaki Heavy Industries Ltd. (2)* (5,100) (109,589)
Keihan Holdings Co. Ltd. (2) (4,200) (127,001)
Keikyu Corp. (2) (7,700) (94,319)
Keio Corp. (2) (3,000) (176,597)
Keisei Electric Railway Co. Ltd. (2) (3,300) (105,496)
Keyence Corp. (2) (200) (100,725)
Kikkoman Corp. (2) (1,000) (65,948)
Kintetsu Group Holdings Co. Ltd.
(2)* (6,200) (217,925)
Kobe Bussan Co. Ltd. (2) (6,400) (201,641)
Koei Tecmo Holdings Co. Ltd. (2) (1,550) (75,357)
Koito Manufacturing Co. Ltd. (2) (600) (37,334)
Kose Corp. (2) (2,300) (361,323)
Kusuri no Aoki Holdings Co. Ltd. (2) (1,600) (116,360)
Lasertec Corp. (2) (4,400) (851,069)
M3, Inc. (2) (11,200) (816,013)
Mani, Inc. (2) (600) (13,758)
Marui Group Co. Ltd. (2) (8,700) (164,147)
Mazda Motor Corp. (2)* (2,500) (23,586)
Mercari, Inc. (2)* (12,600) (666,079)
MINEBEA MITSUMI, Inc. (2) (2,100) (55,485)
MISUMI Group, Inc. (2) (2,300) (77,836)
Mitsubishi Motors Corp. (2)* (46,400) (130,683)
Miura Co. Ltd. (2) (400) (17,369)
MonotaRO Co. Ltd. (2) (18,300) (431,232)
Nagoya Railroad Co. Ltd. (2) (1,000) (18,614)
NET One Systems Co. Ltd. (2) (2,000) (65,931)
Nexon Co. Ltd. (2) (1,500) (33,382)
Nidec Corp. (2) (200) (22,998)
Nihon M&A Center, Inc. (2) (14,000) (362,606)
Nikon Corp. (2) (11,100) (118,409)
Nippon Paint Holdings Co. Ltd. (2) (4,000) (54,112)
Nippon Sanso Holdings Corp. (2) (4,400) (90,323)
Nippon Steel Corp. (2) (1,200) (20,290)
Nissan Motor Co. Ltd. (2)* (3,300) (16,440)
Nisshin Seifun Group, Inc. (2) (900) (13,195)
Nomura Research Institute Ltd. (2) (500) (16,513)
Obic Co. Ltd. (2) (400) (74,392)
Odakyu Electric Railway Co. Ltd.
(2) (9,400) (237,761)
Olympus Corp. (2) (3,300) (65,640)
Oracle Corp. Japan (2) (200) (15,282)
Oriental Land Co. Ltd. (2) (2,200) (313,424)
Pan Pacific International Holdings
Corp. (2) (2,100) (43,669)
Park24 Co. Ltd. (2)* (13,700) (248,542)
PeptiDream, Inc. (2)* (6,100) (298,112)
Persol Holdings Co. Ltd. (2) (7,900) (155,997)
Pigeon Corp. (2) (9,700) (273,579)
Pola Orbis Holdings, Inc. (2) (7,900) (208,306)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - (17.0)% (continued)
Rakuten Group, Inc. (2) (60,600) (684,244)
Recruit Holdings Co. Ltd. (2) (4,100) (201,059)
Renesas Electronics Corp. (2)* (9,300) (100,369)
Ryohin Keikaku Co. Ltd. (2) (14,200) (297,889)
Seibu Holdings, Inc. (2)* (26,600) (311,972)
SG Holdings Co. Ltd. (2) (5,800) (152,303)
Sharp Corp. (2) (12,000) (197,973)
Shin-Etsu Chemical Co. Ltd. (2) (200) (33,452)
Shiseido Co. Ltd. (2) (6,000) (442,553)
Showa Denko KK (2) (18,100) (537,933)
SoftBank Group Corp. (2) (5,400) (376,606)
SUMCO Corp. (2) (5,800) (142,077)
Sumitomo Metal Mining Co. Ltd. (2) (1,200) (46,669)
Sundrug Co. Ltd. (2) (1,000) (31,786)
Taiyo Yuden Co. Ltd. (2) (8,000) (394,723)
Takara Bio, Inc. (2) (4,100) (109,291)
Takeda Pharmaceutical Co. Ltd. (2) (2,900) (97,326)
THK Co. Ltd. (2) (3,700) (110,418)
Tobu Railway Co. Ltd. (2) (600) (15,530)
Toho Co. Ltd. (2) (300) (12,370)
Toho Gas Co. Ltd. (2) (500) (24,547)
Tokyo Century Corp. (2) (1,300) (69,893)
Tokyu Corp. (2) (3,800) (51,718)
Toshiba Corp. (2) (500) (21,601)
TOTO Ltd. (2) (4,000) (207,253)
Tsuruha Holdings, Inc. (2) (200) (23,277)
USS Co. Ltd. (2) (2,100) (36,709)
Welcia Holdings Co. Ltd. (2) (3,100) (101,366)
West Japan Railway Co. (2) (4,800) (274,296)
Yakult Honsha Co. Ltd. (2) (7,100) (402,019)
Yamato Holdings Co. Ltd. (2) (3,200) (90,925)
Yaskawa Electric Corp. (2) (3,600) (175,807)
Yokogawa Electric Corp. (2) (7,100) (106,184)
Z Holdings Corp. (2) (23,000) (115,103)
(18,744,900)
—
Netherlands - (1.4)%
ABN AMRO Bank NV, CVA (2)(c) (5,515) (66,827)
Adyen NV (2)*(c) (188) (461,039)
Aegon NV (2) (5,299) (22,039)
Argenx SE (2)* (1,412) (426,022)
ASM International NV (2) (447) (147,433)
ASML Holding NV (2) (138) (95,264)
Boskalis Westminster (2) (361) (11,603)
Heineken NV (2) (1,663) (201,887)
IMCD NV (2) (58) (9,241)
Koninklijke Vopak NV (2) (295) (13,410)
OCI NV (2)* (4,142) (101,070)
Royal Dutch Shell plc, Class A (2) (2,063) (41,359)
(1,597,194)
—
New Zealand - 0.0% (b)
Xero Ltd. (2)* (323) (33,224)
Norway - (0.1)%
Schibsted ASA, Class A (2) (1,429) (68,937)
Saudi Arabia - (0.3)%
Delivery Hero SE (2)*(c) (2,140) (282,750)
INVESTMENTS SHARES VALUE ($)
Singapore - (0.6)%
City Developments Ltd. (2) (7,800) (42,359)
Singapore Telecommunications
Ltd. (2) (345,700) (588,720)
United Overseas Bank Ltd. (2) (500) (9,629)
(640,708)
—
Spain - (1.8)%
Aena SME SA (2)*(c) (1,478) (242,512)
Amadeus IT Group SA (2)* (9,917) (699,115)
Banco de Sabadell SA (2)* (49,568) (33,841)
Banco Santander SA (2) (6,169) (23,597)
Bankinter SA (2) (3,137) (15,782)
Cellnex Telecom SA (2)(c) (7,167) (457,120)
Ferrovial SA (2) (15,666) (460,399)
Industria de Diseno Textil SA (2) (2,386) (84,242)
(2,016,608)
—
Sweden - (0.8)%
Embracer Group AB (2)* (5,360) (144,926)
EQT AB (2) (8,403) (305,245)
Evolution AB (2)(c) (300) (47,455)
H & M Hennes & Mauritz AB, Class
B (2)* (2,172) (51,584)
Nibe Industrier AB, Class B (2) (2,004) (21,117)
Saab AB, Class B (2) (3,139) (83,336)
Sinch AB (2)*(c) (9,860) (165,916)
Sweco AB, Class B (2) (4,574) (83,216)
(902,795)
—
Switzerland - (1.6)%
Alcon, Inc. (2) (1,476) (103,523)
Bachem Holding AG (Registered),
Class B (2) (16) (9,491)
Chocoladefabriken Lindt &
Spruengli AG (2) (1) (9,949)
Clariant AG (Registered) (2) (8,646) (172,162)
Dufry AG (Registered) (2)* (9,327) (553,447)
Idorsia Ltd. (2)* (4,788) (131,759)
OC Oerlikon Corp. AG (Registered)
(2) (4,550) (50,530)
Straumann Holding AG
(Registered) (2) (180) (287,108)
Temenos AG (Registered) (2) (2,633) (423,319)
Vifor Pharma AG (2) (273) (35,372)
(1,776,660)
—
United Kingdom - (2.9)%
AstraZeneca plc (2) (378) (45,415)
Barclays plc (2) (89,785) (213,067)
Beazley plc (2)* (7,203) (33,120)
Bellway plc (2) (961) (43,054)
BP plc (2) (24,114) (105,749)
British American Tobacco plc (2) (5,627) (218,472)
Clarivate plc * (4,791) (131,896)
CNH Industrial NV (2) (530) (8,791)
Compass Group plc (2)* (677) (14,263)
ConvaTec Group plc (2)(c) (37,347) (124,299)
Diageo plc (2) (1,170) (56,076)
easyJet plc (2)* (12,721) (157,774)
Hargreaves Lansdown plc (2) (9,060) (199,360)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (2.9)% (continued)
Hiscox Ltd. (2)* (9,572) (110,253)
Informa plc (2)* (13,873) (96,414)
ITV plc (2)* (28,087) (48,815)
Legal & General Group plc (2) (16,453) (58,698)
Meggitt plc (2)* (4,590) (29,321)
Ocado Group plc (2)* (4,528) (125,461)
Persimmon plc (2) (758) (31,050)
Prudential plc (2) (26,400) (502,281)
Reckitt Benckiser Group plc (2) (905) (79,957)
RELX plc (2) (7,322) (194,155)
Rentokil Initial plc (2) (1,845) (12,637)
Rightmove plc (2) (1,014) (9,114)
Rolls-Royce Holdings plc (2)* (101,103) (138,412)
St James's Place plc (2) (677) (13,842)
Standard Chartered plc (2) (9,193) (58,668)
Subsea 7 SA (2) (1,898) (18,216)
Taylor Wimpey plc (2) (20,308) (44,693)
United Utilities Group plc (2) (642) (8,665)
Weir Group plc (The) (2)* (2,130) (54,678)
WH Smith plc (2)* (2,885) (64,283)
Whitbread plc (2)* (1,262) (54,554)
WPP plc (2) (6,063) (81,959)
(3,187,462)
—
United States - (39.4)%
10X Genomics, Inc., Class A * (4,181) (818,722)
2U, Inc. * (4,606) (191,932)
Acadia Healthcare Co., Inc. * (970) (60,868)
Acceleron Pharma, Inc. * (357) (44,800)
Adaptive Biotechnologies Corp. * (12,990) (530,771)
Adient plc * (3,455) (156,166)
AECOM * (1,468) (92,954)
AES Corp. (The) (506) (13,191)
Agios Pharmaceuticals, Inc. * (5,255) (289,603)
Albemarle Corp. (284) (47,843)
Align Technology, Inc. * (16) (9,776)
Alliant Energy Corp. (1,479) (82,469)
Alnylam Pharmaceuticals, Inc. * (970) (164,434)
Alteryx, Inc., Class A * (862) (74,149)
Altice USA, Inc., Class A * (1,545) (52,746)
Altria Group, Inc. (2,479) (118,199)
Ameren Corp. (1,414) (113,177)
American Airlines Group, Inc. * (15,200) (322,392)
American Electric Power Co., Inc. (674) (57,014)
American International Group, Inc. (3,771) (179,500)
American Water Works Co., Inc. (1,167) (179,870)
Anaplan, Inc. * (1,594) (84,960)
APA Corp. (27,134) (586,908)
Aptiv plc * (86) (13,530)
Arch Capital Group Ltd. * (2,504) (97,506)
Armstrong World Industries, Inc. (1,083) (116,163)
Arrowhead Pharmaceuticals, Inc. * (1,594) (132,015)
Atmos Energy Corp. (2,634) (253,154)
Avalara, Inc. * (102) (16,504)
Avangrid, Inc. (296) (15,223)
Avanos Medical, Inc. * (2,217) (80,632)
Avis Budget Group, Inc. * (2,215) (172,526)
Axalta Coating Systems Ltd. * (976) (29,758)
Baker Hughes Co. (9,857) (225,430)
Ball Corp. (4,260) (345,145)
INVESTMENTS SHARES VALUE ($)
United States - (39.4)% (continued)
BancorpSouth Bank (734) (20,794)
Bank of America Corp. (1,835) (75,657)
Bank OZK (2,038) (85,922)
Bausch Health Cos., Inc. * (307) (9,010)
Belden, Inc. (173) (8,749)
Beyond Meat, Inc. * (2,523) (397,347)
Bill.com Holdings, Inc. * (656) (120,166)
BioMarin Pharmaceutical, Inc. * (653) (54,486)
Black Hills Corp. (604) (39,641)
Bluebird Bio, Inc. * (21,642) (692,110)
Boeing Co. (The) * (2,173) (520,564)
Bright Horizons Family Solutions,
Inc. * (760) (111,804)
Brighthouse Financial, Inc. * (1,664) (75,779)
Brink's Co. (The) (1,739) (133,625)
Brown-Forman Corp., Class B (1,181) (88,504)
Caesars Entertainment, Inc. * (84) (8,715)
Capri Holdings Ltd. * (1,589) (90,875)
Carnival Corp. * (17,801) (469,234)
Carvana Co. * (1,423) (429,490)
Cboe Global Markets, Inc. (657) (78,216)
CenterPoint Energy, Inc. (26,285) (644,508)
Ceridian HCM Holding, Inc. * (672) (64,458)
ChampionX Corp. * (1,027) (26,343)
Charles Schwab Corp. (The) (3,480) (253,379)
Chegg, Inc. * (3,290) (273,432)
Chemours Co. (The) (2,006) (69,809)
Cheniere Energy, Inc. * (549) (47,620)
Chevron Corp. (86) (9,008)
Chewy, Inc., Class A * (733) (58,427)
Cinemark Holdings, Inc. * (19,453) (426,993)
Cleveland-Cliffs, Inc. * (4,902) (105,687)
CME Group, Inc. (290) (61,677)
CMS Energy Corp. (4,902) (289,610)
CommScope Holding Co., Inc. * (3,198) (68,149)
CommVault Systems, Inc. * (324) (25,327)
Compass Minerals International,
Inc. (995) (58,964)
Corning, Inc. (347) (14,192)
CoStar Group, Inc. * (1,140) (94,415)
Coty, Inc., Class A * (46,889) (437,943)
Coupa Software, Inc. * (464) (121,619)
Cree, Inc. * (720) (70,510)
Crowdstrike Holdings, Inc., Class
A * (207) (52,021)
Crown Holdings, Inc. (710) (72,569)
CSX Corp. (2,598) (83,344)
Cullen/Frost Bankers, Inc. (80) (8,960)
Darling Ingredients, Inc. * (1,103) (74,453)
Datadog, Inc., Class A * (1,278) (133,014)
Delta Air Lines, Inc. * (2,418) (104,603)
Devon Energy Corp. (3,352) (97,845)
Dexcom, Inc. * (456) (194,712)
Discovery, Inc., Class A * (7,556) (231,818)
Dominion Energy, Inc. (6,756) (497,039)
DraftKings, Inc., Class A * (2,551) (133,086)
Dropbox, Inc., Class A * (1,606) (48,678)
Duke Energy Corp. (1,004) (99,115)
Dun & Bradstreet Holdings, Inc. * (17,456) (373,035)
DXC Technology Co. * (226) (8,800)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (39.4)% (continued)
Dycom Industries, Inc. * (293) (21,837)
Edison International (7,920) (457,934)
Elanco Animal Health, Inc. * (2,683) (93,073)
Elastic NV * (153) (22,301)
Encompass Health Corp. (240) (18,727)
Energizer Holdings, Inc. (1,985) (85,315)
Enphase Energy, Inc. * (2,643) (485,334)
Entergy Corp. (1,048) (104,486)
Equifax, Inc. (342) (81,912)
Equitable Holdings, Inc. (3,468) (105,601)
Erie Indemnity Co., Class A (394) (76,180)
Essential Utilities, Inc. (4,814) (220,000)
Etsy, Inc. * (365) (75,132)
Everbridge, Inc. * (107) (14,561)
Evergy, Inc. (1,355) (81,883)
Eversource Energy (2,578) (206,859)
Exact Sciences Corp. * (2,079) (258,440)
Exelixis, Inc. * (2,452) (44,675)
Expedia Group, Inc. * (708) (115,907)
Exxon Mobil Corp. (708) (44,661)
FactSet Research Systems, Inc. (51) (17,116)
Fastly, Inc., Class A * (2,338) (139,345)
Fifth Third Bancorp (249) (9,519)
First Horizon Corp. (6,050) (104,544)
FirstEnergy Corp. (10,105) (376,007)
Five9, Inc. * (61) (11,187)
Fluor Corp. * (6,863) (121,475)
Ford Motor Co. * (1,692) (25,143)
Freeport-McMoRan, Inc. (3,572) (132,557)
General Electric Co. (35,010) (471,235)
Global Blood Therapeutics, Inc. * (8,047) (281,806)
Globe Life, Inc. (321) (30,575)
Grocery Outlet Holding Corp. * (6,640) (230,142)
Guardant Health, Inc. * (3,374) (419,017)
Haemonetics Corp. * (1,658) (110,489)
Hain Celestial Group, Inc. (The) * (1,781) (71,454)
Halliburton Co. (386) (8,924)
Hancock Whitney Corp. (196) (8,710)
Harley-Davidson, Inc. (640) (29,325)
Hasbro, Inc. (366) (34,594)
Hawaiian Electric Industries, Inc. (209) (8,837)
Healthcare Services Group, Inc. (952) (30,055)
HealthEquity, Inc. * (3,944) (317,413)
Hess Corp. (3,873) (338,190)
HollyFrontier Corp. (2,315) (76,164)
Home BancShares, Inc. (808) (19,941)
Howard Hughes Corp. (The) * (2,042) (199,013)
HubSpot, Inc. * (122) (71,092)
Huntington Bancshares, Inc. (998) (14,241)
Hyatt Hotels Corp., Class A * (676) (52,485)
IAA, Inc. * (1,116) (60,867)
II-VI, Inc. * (161) (11,687)
Incyte Corp. * (114) (9,591)
Insperity, Inc. (1,137) (102,751)
Insulet Corp. * (397) (108,980)
International Flavors & Fragrances,
Inc. (224) (33,466)
Ionis Pharmaceuticals, Inc. * (9,800) (390,922)
Iovance Biotherapeutics, Inc. * (15,066) (392,017)
Iridium Communications, Inc. * (2,160) (86,378)
INVESTMENTS SHARES VALUE ($)
United States - (39.4)% (continued)
James Hardie Industries plc,
CHESS (2) (528) (17,916)
Kennametal, Inc. (1,810) (65,015)
Kinder Morgan, Inc. (6,991) (127,446)
Kinsale Capital Group, Inc. (238) (39,215)
Kirby Corp. * (1,713) (103,876)
Kraft Heinz Co. (The) (399) (16,271)
Lamb Weston Holdings, Inc. (780) (62,915)
Las Vegas Sands Corp. * (793) (41,783)
LendingTree, Inc. * (2,174) (460,627)
LHC Group, Inc. * (100) (20,026)
Liberty Broadband Corp., Class C * (257) (44,631)
Ligand Pharmaceuticals, Inc. * (80) (10,495)
Lincoln National Corp. (236) (14,830)
Lions Gate Entertainment Corp.,
Class A * (7,540) (156,078)
LivaNova plc * (114) (9,589)
Live Nation Entertainment, Inc. * (4,922) (431,118)
LiveRamp Holdings, Inc. * (311) (14,570)
Lumen Technologies, Inc. (6,036) (82,029)
Lyft, Inc., Class A * (11,955) (723,037)
Madison Square Garden
Entertainment Corp. * (1,232) (103,451)
Madison Square Garden Sports
Corp. * (1,766) (304,759)
Marathon Oil Corp. (2,571) (35,017)
MarketAxess Holdings, Inc. (138) (63,975)
Medallia, Inc. * (5,150) (173,813)
Mercury Systems, Inc. * (509) (33,737)
MetLife, Inc. (1,576) (94,324)
MGM Resorts International (1,123) (47,896)
MongoDB, Inc. * (118) (42,659)
Murphy Oil Corp. (7,691) (179,046)
National Fuel Gas Co. (5,240) (273,790)
Nektar Therapeutics * (16,481) (282,814)
Netflix, Inc. * (205) (108,283)
New Jersey Resources Corp. (3,597) (142,333)
New Relic, Inc. * (680) (45,540)
Newell Brands, Inc. (10,535) (289,396)
News Corp., Class A (408) (10,514)
NextEra Energy, Inc. (5,460) (400,109)
Nielsen Holdings plc (11,035) (272,233)
NiSource, Inc. (26,330) (645,084)
Nordstrom, Inc. * (7,689) (281,187)
Norwegian Cruise Line Holdings
Ltd. * (17,014) (500,382)
NOV, Inc. * (17,145) (262,661)
Novocure Ltd. * (839) (186,107)
NRG Energy, Inc. (1,629) (65,649)
Nutanix, Inc., Class A * (6,755) (258,176)
NuVasive, Inc. * (143) (9,693)
Occidental Petroleum Corp. (11,834) (370,049)
OGE Energy Corp. (1,827) (61,479)
Okta, Inc. * (118) (28,872)
Ollie's Bargain Outlet Holdings,
Inc. * (344) (28,941)
ONE Gas, Inc. (2,142) (158,765)
ONEOK, Inc. (2,659) (147,947)
PacWest Bancorp (9,941) (409,172)
PagerDuty, Inc. * (1,729) (73,621)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (39.4)% (continued)
Paycom Software, Inc. * (48) (17,447)
Pegasystems, Inc. (122) (16,981)
Peloton Interactive, Inc., Class A * (705) (87,434)
Penn National Gaming, Inc. * (455) (34,803)
Penumbra, Inc. * (146) (40,013)
PG&E Corp. * (12,195) (124,023)
Philip Morris International, Inc. (1,172) (116,157)
Phillips 66 (102) (8,754)
Pinnacle Financial Partners, Inc. (434) (38,318)
Pinterest, Inc., Class A * (1,254) (99,003)
Planet Fitness, Inc., Class A * (798) (60,050)
Plug Power, Inc. * (9,336) (319,198)
PPL Corp. (1,391) (38,906)
Primerica, Inc. (259) (39,663)
Progyny, Inc. * (1,549) (91,391)
Pure Storage, Inc., Class A * (13,838) (270,256)
Qualys, Inc. * (166) (16,715)
R1 RCM, Inc. * (4,096) (91,095)
Reata Pharmaceuticals, Inc., Class
A * (4,102) (580,556)
Repligen Corp. * (755) (150,713)
RH * (41) (27,839)
RingCentral, Inc., Class A * (163) (47,365)
Roku, Inc. * (396) (181,863)
Royal Caribbean Cruises Ltd. * (4,526) (385,977)
Sabre Corp. * (25,477) (317,953)
Sage Therapeutics, Inc. * (4,639) (263,542)
Sailpoint Technologies Holdings,
Inc. * (1,079) (55,105)
Schlumberger NV (17,403) (557,070)
Sempra Energy (287) (38,022)
Signature Bank (228) (56,008)
Sirius XM Holdings, Inc. (32,709) (213,917)
Six Flags Entertainment Corp. * (6,109) (264,398)
Smartsheet, Inc., Class A * (147) (10,631)
SolarEdge Technologies, Inc. * (596) (164,717)
Southern Co. (The) (2,241) (135,603)
Southwest Gas Holdings, Inc. (212) (14,032)
Spire, Inc. (1,460) (105,514)
Spirit AeroSystems Holdings, Inc.,
Class A (3,258) (153,745)
Splunk, Inc. * (1,071) (154,845)
STAAR Surgical Co. * (461) (70,303)
Stericycle, Inc. * (267) (19,104)
Strategic Education, Inc. (258) (19,623)
Sunrun, Inc. * (10,059) (561,091)
SVB Financial Group * (41) (22,814)
Switch, Inc., Class A (433) (9,141)
Sysco Corp. (1,029) (80,005)
Tandem Diabetes Care, Inc. * (3,043) (296,388)
Targa Resources Corp. (9,099) (404,451)
Teladoc Health, Inc. * (404) (67,181)
Tenaris SA (2) (42,984) (470,257)
Tesla, Inc. * (608) (413,258)
Texas Capital Bancshares, Inc. * (2,307) (146,471)
T-Mobile US, Inc. * (2,633) (381,337)
TopBuild Corp. * (113) (22,349)
Trade Desk, Inc. (The), Class A * (1,150) (88,964)
Tradeweb Markets, Inc., Class A (124) (10,485)
TransDigm Group, Inc. * (15) (9,709)
INVESTMENTS SHARES VALUE ($)
United States - (39.4)% (continued)
TreeHouse Foods, Inc. * (948) (42,205)
Trex Co., Inc. * (1,000) (102,210)
Trinity Industries, Inc. (312) (8,390)
TripAdvisor, Inc. * (4,417) (178,005)
Truist Financial Corp. (179) (9,935)
Twilio, Inc., Class A * (398) (156,876)
Uber Technologies, Inc. * (8,388) (420,407)
Ubiquiti, Inc. (94) (29,346)
Umpqua Holdings Corp. (7,369) (135,958)
Under Armour, Inc., Class A * (8,478) (179,310)
United Airlines Holdings, Inc. * (3,719) (194,467)
United Bankshares, Inc. (245) (8,943)
United States Steel Corp. (9,925) (238,200)
Univar Solutions, Inc. * (14,000) (341,320)
ViacomCBS, Inc., Class B (4,496) (203,219)
Visteon Corp. * (1,652) (199,793)
Vistra Corp. (3,240) (60,102)
Walt Disney Co. (The) * (75) (13,183)
Wayfair, Inc., Class A * (395) (124,705)
WEC Energy Group, Inc. (2,119) (188,485)
Wells Fargo & Co. (303) (13,723)
Western Alliance Bancorp (208) (19,313)
Westinghouse Air Brake
Technologies Corp. (1,007) (82,876)
Williams Cos., Inc. (The) (8,292) (220,153)
WW International, Inc. * (4,380) (158,293)
Wynn Resorts Ltd. * (2,272) (277,866)
Xcel Energy, Inc. (2,461) (162,131)
XPO Logistics, Inc. * (382) (53,438)
Zendesk, Inc. * (88) (12,702)
Zillow Group, Inc., Class C * (188) (22,977)
Zscaler, Inc. * (640) (138,278)
(43,600,255)
—
TOTAL COMMON STOCKS
(Proceeds $(97,925,515)) (90,436,600)
NO. OF
WARRANTS
WARRANTS - 0.0% (b)
Canada - 0.0% (b)
Cenovus Energy, Inc.,
expiring 1/1/2026 *
(Proceeds $–) (674) (3,643)
TOTAL SHORT POSITIONS
(Proceeds $(97,925,515)) (90,440,243)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 87.7%
(Cost $54,500,489) 97,193,222
OTHER ASSETS IN EXCESS OF
LIABILITIES - 12.3% (i) 13,665,831
NET ASSETS - 100.0% 110,859,053

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (290,059) (0.3) %
Consumer Discretionary 7,124,155 6.4
Consumer Staples 1,731,203 1.6
Energy (3,468,195) (3.1)
Financials 5,733,327 5.2
Health Care (2,483,197) (2.2)
Industrials 1,917,061 1.7
Information Technology (785,618) (0.7)
Materials 6,299,322 5.7
Real Estate (241,372) (0.2)
Utilities (3,378,012) (3.1)
Short-Term Investments 85,034,607 76.7
Total Investments In Securities
At Value 97,193,222 87.7
Other Assets in Excess of
Liabilities (i) 13,665,831 12.3
Net Assets
$ 110,859,053 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $75,885,775.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2021 amounted to $(2,918,275), which represents approximately (2.63)% of net assets of the fund.
(d) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $23,916,297.
(e) Represents 7-day effective yield as of June 30, 2021.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
Forward effective interest rate swap contracts outstanding as of June 30, 2021:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M LIBOR Qtrly 1.75% Semi 12/15/2031 USD 5,500,000 $ 62,521 $ 63,875 $ 126,396
Pay 6M BBR Semi 2.00% Semi 9/11/2031 AUD 3,300,000 24,713 64,324 89,037
Pay 6M BBR Semi 2.00% Semi 12/11/2031 AUD 4,800,000 60,186 47,531 107,717
Receive 3M BA Qtrly 1.25% Semi 9/15/2031 CAD 5,000,000 271,748 (34,284) 237,464
Receive 3M BBR Qtrly 0.00% Qtrly 9/07/2023 AUD 8,800,000 23,863 17,922 41,785
Receive 3M LIBOR Qtrly 1.00% Semi 9/15/2031 USD 4,200,000 216,254 (32,769) 183,485
Receive 6M EURIBOR Semi 0.5% Annual 9/15/2023 EUR 3,100,000 3,044 1,503 4,547
Receive 6M EURIBOR Semi 0.75% Annual 9/15/2023 EUR 12,300,000 77,533 14,129 91,662
Receive 6M EURIBOR Semi 0.00% Annual 12/15/2031 EUR 3,500,000 92,261 (24,138) 68,123
Receive 6M LIBOR Semi 0.25% Semi 9/15/2031 GBP 3,900,000 421,300 (35,002) 386,298
Receive 6M LIBOR Semi 1.00% Semi 12/15/2031 GBP 20,100,000 306,164 (254,781) 51,383
1,559,587 (171,690) 1,387,897
Pay 3M BA Qtrly 0.75% Semi 9/13/2023 CAD 22,600,000 (27,081) (41,842) (68,923)
Pay 3M BA Qtrly 1.00% Semi 12/13/2023 CAD 13,400,000 8,264 (25,405) (17,141)
Pay 3M LIBOR Qtrly 0.25% Semi 9/15/2023 USD 18,200,000 (15,606) (33,418) (49,024)
Pay 6M BBR Semi 1.50% Semi 9/11/2031 AUD 5,800,000 (140,062) 92,288 (47,774)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M EURIBOR Semi 0.5% Annual 12/15/2023 EUR 17,400,000 $ (37,508) $ 475 $ (37,033)
Pay 6M EURIBOR Semi 0.25% Annual 9/15/2031 EUR 3,200,000 (133,869) (12,232) (146,101)
Pay 6M LIBOR Semi 0.00% Semi 9/15/2023 GBP 24,500,000 (272,644) (19,249) (291,893)
Pay 6M LIBOR Semi 0.50% Semi 12/15/2023 GBP 96,600,000 109,335 (146,244) (36,909)
Pay 6M LIBOR Semi 0.00% Semi 9/17/2031 JPY 1,192,500,000 (199,761) 93,975 (105,786)
Pay 6M LIBOR Semi 0.00% Semi 12/17/2031 JPY 1,330,500,000 (145,822) 15,504 (130,318)
Receive 3M BA Qtrly 2.00% Semi 12/15/2031 CAD 2,900,000 863 (15,083) (14,220)
Receive 3M BBR Qtrly 0.50% Qtrly 9/07/2023 AUD 32,000,000 (125,597) 38,618 (86,979)
Receive 3M BBR Qtrly 0.50% Qtrly 12/07/2023 AUD 22,900,000 (72,400) 44,591 (27,809)
Receive 3M LIBOR Qtrly 0.50% Semi 12/15/2023 USD 25,800,000 (46,607) 38,027 (8,580)
Receive 6M LIBOR Semi 0.00% Semi 9/20/2023 JPY 5,814,200,000 (29,665) 3,123 (26,542)
Receive 6M LIBOR Semi 0.00% Semi 12/20/2023 JPY 6,617,700,000 (23,518) 2,374 (21,144)
Receive 6M LIBOR Semi 1.00% Semi 9/15/2031 GBP 1,500,000 19,953 (22,366) (2,413)
(1,131,725) 13,136 (1,118,589)
$ 427,862 $ (158,554) $ 269,308
Abbreviations:
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2021 were as follows:
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.03%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.44%
3 Month London Interbank Offered Rate (''LIBOR''): 0.15%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.07%
6 Month Euro Interbank Offered Rate (''EURIBOR''): -0.52%
6 Month London Interbank Offered Rate (''LIBOR''): 0.16%
Total return swap contracts outstanding as of June 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
BIST 30 Index
August Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 08/31/2021 TRY (3,285,548) $ 13,082
DTOP Index
September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 09/16/2021 ZAR (239,140) 519
Live Cattle August
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 08/06/2021 US D 49,090 1,097
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 09/17/2021 CHF 238,500 1,079

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SOR plus or minus
a specified spread
(-0.10%) Monthly BANA 09/15/2021 SGD (543,720) $ 5,016
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.24%) Monthly BANA 09/15/2021 EUR (7,827,487) 266,754
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.20%) Monthly BANA 09/15/2021 SEK (874,190) 721
288,268
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/29/2021 HKD 1,431,500 (3,471)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/29/2021 HKD 2,114,200 (5,661)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 08/18/2021 BRL 2,545,080 (18,056)
Live Cattle August
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 08/06/2021 USD (49,090) (2,001)
Tel Aviv Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/28/2021 ILS (2,187,822) (1,725)
WIG20 Index
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 09/17/2021 PLN 1,578,240 (1,623)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly BANA 09/15/2021 HKD 14,877,754 (12,982)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.21%)
Increases in
total return of
reference entity
Monthly BANA 09/15/2021 EUR 420,310 $ (12,919)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly BANA 09/15/2021 JPY 11,258,906 (742)
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly BANA 09/15/2021 MXN 4,982,410 (4,515)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.18%) Monthly BANA 09/15/2021 EUR (258,506) (5,408)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.16%)
Increases in
total return of
reference entity
Monthly BANA 09/15/2021 CHF 994,760 (3,432)
(72,535)
$ 215,733
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 75 7/2021 USD $ 5,596,500 $ 112,481
CAC 40 10 Euro Index 176 7/2021 EUR 13,575,415 (267,547)
Hang Seng Index 15 7/2021 HKD 2,765,542 (35,782)
HSCEI 9 7/2021 HKD 612,670 (10,479)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 1 7/2021 USD $ 62,936 $ 4,712
LME Aluminum Base Metal 1 7/2021 USD 62,977 4,749
LME Aluminum Base Metal 1 7/2021 USD 62,989 3,487
LME Copper Base Metal 1 7/2021 USD 234,041 4,788
LME Copper Base Metal 1 7/2021 USD 233,888 9,754
LME Copper Base Metal 1 7/2021 USD 234,010 (8,368)
LME Copper Base Metal 2 7/2021 USD 467,925 (6,480)
LME Zinc Base Metal 1 7/2021 USD 74,231 4,746
Natural Gas 6 7/2021 USD 219,000 20,998
NY Harbor ULSD 13 7/2021 USD 1,162,052 1,357
RBOB Gasoline 2 7/2021 USD 188,311 3,738
SGX FTSE China A50 Index 26 7/2021 USD 450,762 (2,942)
SGX FTSE Taiwan Index 55 7/2021 USD 3,355,550 41,629
WTI Crude Oil 51 7/2021 USD 3,746,970 177,679
Lean Hogs 2 8/2021 USD 82,600 (11,743)
LME Aluminum Base Metal 1 8/2021 USD 63,063 2,661
LME Aluminum Base Metal 1 8/2021 USD 63,011 2,033
LME Copper Base Metal 1 8/2021 USD 234,139 (15,863)
LME Copper Base Metal 1 8/2021 USD 234,261 (20,966)
Low Sulphur Gasoil 15 8/2021 USD 897,375 (1,701)
3 Month Canadian Bankers Acceptance 16 9/2021 CAD 3,212,165 110
3 Month Sterling 107 9/2021 GBP 18,484,061 (990)
ASX 90 Day Bank Accepted Bill 20 9/2021 AUD 14,997,521 635
Australia 10 Year Bond 263 9/2021 AUD 27,847,672 (59,499)
Canada 10 Year Bond 87 9/2021 CAD 10,213,166 125,029
Coffee 'C' 7 9/2021 USD 419,344 (83)
Corn 69 9/2021 USD 2,067,413 (102,963)
FTSE/MIB Index 44 9/2021 EUR 6,522,668 (154,253)
Japan 10 Year Bond 59 9/2021 JPY 80,559,070 84,548
KC HRW Wheat 6 9/2021 USD 197,700 6,586
KOSPI 200 Index 7 9/2021 KRW 681,958 5,479
LME Aluminum Base Metal 1 9/2021 USD 63,100 (95)
LME Aluminum Base Metal 1 9/2021 USD 63,091 2,760
LME Aluminum Base Metal 1 9/2021 USD 63,109 2,856
LME Aluminum Base Metal 4 9/2021 USD 252,450 8,957
LME Copper Base Metal 1 9/2021 USD 234,363 1,922
LME Copper Base Metal 1 9/2021 USD 234,357 (18,895)
LME Copper Base Metal 1 9/2021 USD 234,344 (209)
LME Copper Base Metal 1 9/2021 USD 234,331 4,355
LME Copper Base Metal 1 9/2021 USD 234,394 (14,032)
LME Copper Base Metal 3 9/2021 USD 702,956 6,216
LME Copper Base Metal 5 9/2021 USD 1,172,125 (4,907)
LME Nickel Base Metal 1 9/2021 USD 109,284 (1,799)
LME Nickel Base Metal 1 9/2021 USD 109,263 1,210
LME Nickel Base Metal 1 9/2021 USD 109,275 1,736
LME Nickel Base Metal 3 9/2021 USD 327,852 345
LME Zinc Base Metal 1 9/2021 USD 74,425 780
LME Zinc Base Metal 1 9/2021 USD 74,369 3,172
MEX BOLSA Index 3 9/2021 MXN 76,248 (780)
MSCI EAFE E-Mini Index 1 9/2021 USD 115,205 (2,021)
Nikkei 225 Index 1 9/2021 JPY 259,058 (4,564)
Russell 2000 E-Mini Index 1 9/2021 USD 115,390 (1,147)
S&P Midcap 400 E-Mini Index 1 9/2021 USD 269,240 (2,718)
S&P/TSX 60 Index 6 9/2021 CAD 1,164,279 6,981
SPI 200 Index 52 9/2021 AUD 7,041,956 (25,573)
Sugar No. 11 17 9/2021 USD 340,626 6,016

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
TOPIX Index 22 9/2021 JPY $ 3,847,698 $ (29,565)
U.S. Treasury 10 Year Note 6 9/2021 USD 795,000 3,426
Wheat 5 9/2021 USD 169,875 (2,183)
3 Month Canadian Bankers Acceptance 76 12/2021 CAD 15,249,355 (2,561)
3 Month Euroswiss 1 12/2021 CHF 272,197 (28)
3 Month Sterling 332 12/2021 GBP 57,335,191 (4,251)
ASX 90 Day Bank Accepted Bill 67 12/2021 AUD 50,236,740 1,248
Cotton No. 2 3 12/2021 USD 127,350 (3,317)
Soybean Oil 1 12/2021 USD 37,656 4,573
3 Month Canadian Bankers Acceptance 73 3/2022 CAD 14,630,476 (10,645)
3 Month Euroswiss 2 3/2022 CHF 544,231 (56)
3 Month Sterling 333 3/2022 GBP 57,441,671 (23,674)
ASX 90 Day Bank Accepted Bill 70 3/2022 AUD 52,479,678 (2,637)
3 Month Canadian Bankers Acceptance 51 6/2022 CAD 10,201,749 (10,516)
3 Month Sterling 239 6/2022 GBP 41,197,977 (14,887)
ASX 90 Day Bank Accepted Bill 47 6/2022 AUD 35,229,408 (4,508)
3 Month Euro Euribor 2 9/2022 EUR 595,662 (181)
(211,656)
Short Contracts
Amsterdam Exchange Index (6) 7/2021 EUR (1,037,764) 5,025
FTSE Bursa Malaysia KLCI Index (14) 7/2021 MYR (258,485) 2,880
IBEX 35 Index (44) 7/2021 EUR (4,585,120) 194,447
LME Aluminum Base Metal (1) 7/2021 USD (62,936) (4,830)
LME Aluminum Base Metal (1) 7/2021 USD (62,989) (3,547)
LME Aluminum Base Metal (1) 7/2021 USD (62,977) (4,694)
LME Copper Base Metal (1) 7/2021 USD (233,888) (8,711)
LME Copper Base Metal (1) 7/2021 USD (234,010) 9,055
LME Copper Base Metal (1) 7/2021 USD (234,041) (3,847)
LME Copper Base Metal (2) 7/2021 USD (467,925) 7,540
LME Zinc Base Metal (1) 7/2021 USD (74,231) (4,303)
MSCI Singapore Index (66) 7/2021 SGD (1,744,605) (3,843)
OMXS30 Index (21) 7/2021 SEK (556,035) 2,925
SGX NIFTY 50 Index (44) 7/2021 USD (1,385,736) 5,283
100 oz Gold (44) 8/2021 USD (7,795,040) 382,817
Live Cattle (2) 8/2021 USD (98,180) (1,043)
LME Aluminum Base Metal (1) 8/2021 USD (63,063) (3,603)
LME Aluminum Base Metal (1) 8/2021 USD (63,011) (2,053)
LME Copper Base Metal (1) 8/2021 USD (234,139) 15,167
LME Copper Base Metal (1) 8/2021 USD (234,261) 20,445
3 Month Euro Euribor (5) 9/2021 EUR (1,490,117) (5)
3 Month Eurodollar (98) 9/2021 USD (24,465,700) (14,437)
Australia 3 Year Bond (4) 9/2021 AUD (349,438) (96)
Cocoa (1) 9/2021 USD (23,890) 412
Cocoa (5) 9/2021 GBP (113,016) 59
DAX Index (11) 9/2021 EUR (5,063,390) 39,795
EURO STOXX 50 Index (178) 9/2021 EUR (8,559,680) 164,495
Euro-Bobl (41) 9/2021 EUR (6,521,803) (7,200)
Euro-BTP (3) 9/2021 EUR (538,603) (4,411)
Euro-Bund (81) 9/2021 EUR (16,578,457) (100,610)
Euro-Buxl (7) 9/2021 EUR (1,686,943) (32,395)
Euro-OAT (31) 9/2021 EUR (5,846,032) (25,117)
Euro-Schatz (50) 9/2021 EUR (6,648,500) 470
FTSE 100 Index (19) 9/2021 GBP (1,834,664) 15,187
FTSE/JSE Top 40 Index (24) 9/2021 ZAR (1,006,319) 29,273
LME Aluminum Base Metal (1) 9/2021 USD (63,100) (228)
LME Aluminum Base Metal (1) 9/2021 USD (63,109) (2,831)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (1) 9/2021 USD $ (63,091) $ (2,263)
LME Copper Base Metal (1) 9/2021 USD (234,394) 14,054
LME Copper Base Metal (1) 9/2021 USD (234,331) (5,024)
LME Copper Base Metal (1) 9/2021 USD (234,363) (1,541)
LME Copper Base Metal (1) 9/2021 USD (234,344) (159)
LME Copper Base Metal (1) 9/2021 USD (234,357) 15,653
LME Copper Base Metal (3) 9/2021 USD (702,956) (4,064)
LME Copper Base Metal (16) 9/2021 USD (3,750,800) 241,901
LME Nickel Base Metal (1) 9/2021 USD (109,275) (2,166)
LME Nickel Base Metal (1) 9/2021 USD (109,284) 1,584
LME Nickel Base Metal (1) 9/2021 USD (109,263) 144
LME Zinc Base Metal (1) 9/2021 USD (74,425) (3,253)
LME Zinc Base Metal (1) 9/2021 USD (74,369) (3,165)
Long Gilt (288) 9/2021 GBP (51,033,810) (390,531)
S&P 500 E-Mini Index (8) 9/2021 USD (1,715,440) (23,800)
SET50 Index (246) 9/2021 THB (1,454,509) 2,092
Silver (10) 9/2021 USD (1,309,700) (772)
U.S. Treasury 2 Year Note (202) 9/2021 USD (44,504,703) 5,041
U.S. Treasury 5 Year Note (67) 9/2021 USD (8,269,789) (4,012)
U.S. Treasury Long Bond (2) 9/2021 USD (321,500) (8,666)
U.S. Treasury Ultra Bond (3) 9/2021 USD (578,063) (22,801)
Soybean (27) 11/2021 USD (1,888,650) 44,685
3 Month Euro Euribor (1) 12/2021 EUR (298,009) (20)
3 Month Eurodollar (245) 12/2021 USD (61,124,438) (26,476)
Soybean Meal (1) 12/2021 USD (38,170) 1,255
3 Month Euro Euribor (16) 3/2022 EUR (4,766,952) (363)
3 Month Eurodollar (254) 3/2022 USD (63,373,001) (13,100)
3 Month Euro Euribor (11) 6/2022 EUR (3,276,790) (229)
3 Month Eurodollar (246) 6/2022 USD (61,333,951) 12,166
3 Month Eurodollar (55) 9/2022 USD (13,699,813) 522
3 Month Sterling (37) 9/2022 GBP (6,373,451) (2,660)
3 Month Euro Euribor (4) 12/2022 EUR (1,191,027) (178)
3 Month Eurodollar (55) 12/2022 USD (13,678,500) 3,210
3 Month Sterling (39) 12/2022 GBP (6,713,241) (3,139)
3 Month Euro Euribor (6) 3/2023 EUR (1,785,828) (234)
3 Month Eurodollar (57) 3/2023 USD (14,159,513) 4,150
3 Month Sterling (25) 3/2023 GBP (4,300,982) (2,327)
3 Month Euro Euribor (2) 6/2023 EUR (595,069) (60)
3 Month Eurodollar (56) 6/2023 USD (13,890,800) 3,879
3 Month Sterling (15) 6/2023 GBP (2,579,033) (1,579)
495,225
$ 283,569
Forward foreign currency contracts outstanding as of June 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 17,408,503 USD 3,302,777 CITI
**
9/15/2021 $ 164,291
BRL 17,408,497 USD 3,302,780 JPMC
**
9/15/2021 164,288
CNY 8,500 USD 1,305 CITI
**
9/15/2021 2
CNY 8,500 USD 1,305 JPMC
**
9/15/2021 2
COP 6,148,750 USD 1,625 CITI
**
9/15/2021 7

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
COP 6,148,750 USD 1,625 JPMC
**
9/15/2021 $ 7
HUF 87,500,000 USD 293,627 CITI 9/15/2021 1,233
HUF 87,500,000 USD 293,628 JPMC 9/15/2021 1,233
MXN 47,810,750 USD 2,367,528 CITI 9/15/2021 7,794
MXN 47,810,750 USD 2,367,531 JPMC 9/15/2021 7,791
NZD 825,000 USD 575,501 CITI 9/15/2021 1,038
NZD 825,000 USD 575,502 JPMC 9/15/2021 1,037
PLN 205,000 USD 53,705 CITI 9/15/2021 71
PLN 205,000 USD 53,705 JPMC 9/15/2021 71
USD 442,914 AUD 575,500 CITI 9/15/2021 11,176
USD 442,913 AUD 575,500 JPMC 9/15/2021 11,176
USD 22,628 BRL 112,500 CITI
**
9/15/2021 223
USD 22,628 BRL 112,500 JPMC
**
9/15/2021 223
USD 4,162,182 CAD 5,107,003 CITI 9/15/2021 42,435
USD 4,162,172 CAD 5,106,997 JPMC 9/15/2021 42,430
USD 9,117,181 CHF 8,160,508 CITI 9/15/2021 279,388
USD 9,117,152 CHF 8,160,492 JPMC 9/15/2021 279,376
USD 142,659 CLP 103,526,500 CITI
**
9/15/2021 1,983
USD 142,659 CLP 103,526,500 JPMC
**
9/15/2021 1,983
USD 356,379 CNY 2,310,000 CITI
**
9/15/2021 1,188
USD 356,379 CNY 2,310,000 JPMC
**
9/15/2021 1,188
USD 42,452 COP 158,179,000 CITI
**
9/15/2021 472
USD 42,452 COP 158,179,000 JPMC
**
9/15/2021 472
USD 118,074 DKK 718,500 CITI 9/15/2021 3,333
USD 118,073 DKK 718,500 JPMC 9/15/2021 3,333
USD 4,389,546 EUR 3,613,507 CITI 9/15/2021 98,037
USD 4,389,523 EUR 3,613,493 JPMC 9/15/2021 98,031
USD 4,071,801 GBP 2,879,504 CITI 9/15/2021 87,892
USD 4,071,785 GBP 2,879,496 JPMC 9/15/2021 87,887
USD 882,050 HUF 254,000,000 CITI 9/15/2021 26,114
USD 882,049 HUF 254,000,000 JPMC 9/15/2021 26,113
USD 114,291 IDR 1,663,234,002 CITI
**
9/15/2021 1,146
USD 114,291 IDR 1,663,233,998 JPMC
**
9/15/2021 1,146
USD 374,308 INR 27,912,500 CITI
**
9/15/2021 2,398
USD 374,307 INR 27,912,500 JPMC
**
9/15/2021 2,397
USD 3,671,837 JPY 400,290,507 CITI 9/15/2021 66,342
USD 3,671,832 JPY 400,290,501 JPMC 9/15/2021 66,337
USD 2,833,431 KRW 3,174,958,500 CITI
**
9/15/2021 24,567
USD 2,833,427 KRW 3,174,958,500 JPMC
**
9/15/2021 24,565
USD 507,442 MXN 10,109,500 CITI 9/15/2021 5,184
USD 507,441 MXN 10,109,500 JPMC 9/15/2021 5,183
USD 5,444,276 NOK 45,437,001 CITI 9/15/2021 165,483
USD 5,444,269 NOK 45,436,999 JPMC 9/15/2021 165,476
USD 7,822,357 NZD 10,831,006 CITI 9/15/2021 253,271
USD 7,822,338 NZD 10,830,994 JPMC 9/15/2021 253,261
USD 111,068 PHP 5,438,000 CITI
**
9/15/2021 337
USD 111,068 PHP 5,438,000 JPMC
**
9/15/2021 337
USD 2,086,595 PLN 7,789,004 CITI 9/15/2021 43,371
USD 2,086,590 PLN 7,788,996 JPMC 9/15/2021 43,368
USD 1,943,300 SEK 16,390,500 CITI 9/15/2021 26,719
USD 1,943,298 SEK 16,390,500 JPMC 9/15/2021 26,717
USD 703,949 SGD 937,508 CITI 9/15/2021 6,770
USD 703,936 SGD 937,492 JPMC 9/15/2021 6,769
USD 225,747 TWD 6,235,000 CITI
**
9/15/2021 969
USD 225,747 TWD 6,235,000 JPMC
**
9/15/2021 969
USD 1,213,522 ZAR 16,789,500 CITI 9/15/2021 49,257
USD 1,213,521 ZAR 16,789,500 JPMC 9/15/2021 49,256
ZAR 2,126,000 USD 147,036 CITI 9/15/2021 391

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 2,126,000 USD 147,036 JPMC 9/15/2021 $ 391
USD 1,256,099 ILS 4,078,500 CITI 9/17/2021 3,936
USD 1,256,097 ILS 4,078,501 JPMC 9/17/2021 3,935
Total unrealized appreciation 2,753,566
AUD 6,792,000 USD 5,247,180 CITI 9/15/2021 (151,856)
AUD 6,792,000 USD 5,247,187 JPMC 9/15/2021 (151,863)
BRL 850,000 USD 171,158 CITI
**
9/15/2021 (1,873)
BRL 850,000 USD 171,159 JPMC
**
9/15/2021 (1,873)
CAD 7,143,000 USD 5,902,598 CITI 9/15/2021 (140,442)
CAD 7,143,000 USD 5,902,606 JPMC 9/15/2021 (140,449)
CHF 2,409,004 USD 2,656,937 CITI 9/15/2021 (47,997)
CHF 2,408,996 USD 2,656,931 JPMC 9/15/2021 (47,998)
CLP 261,819,503 USD 362,629 CITI
**
9/15/2021 (6,857)
CLP 261,819,497 USD 362,629 JPMC
**
9/15/2021 (6,857)
CNY 2,154,276 USD 333,105 CITI
**
9/15/2021 (1,859)
CNY 2,154,276 USD 333,105 JPMC
**
9/15/2021 (1,859)
COP 355,693,251 USD 97,747 CITI
**
9/15/2021 (3,348)
COP 355,693,249 USD 97,747 JPMC
**
9/15/2021 (3,348)
DKK 571,500 USD 93,839 CITI 9/15/2021 (2,573)
DKK 571,500 USD 93,839 JPMC 9/15/2021 (2,573)
EUR 6,982,503 USD 8,503,533 CITI 9/15/2021 (210,902)
EUR 6,982,497 USD 8,503,536 JPMC 9/15/2021 (210,912)
GBP 831,502 USD 1,163,500 CITI 9/15/2021 (13,084)
GBP 831,498 USD 1,163,501 JPMC 9/15/2021 (13,090)
HUF 192,088,500 USD 668,760 CITI 9/15/2021 (21,454)
HUF 192,088,500 USD 668,761 JPMC 9/15/2021 (21,454)
IDR 3,762,400,002 USD 260,266 CITI
**
9/15/2021 (4,323)
IDR 3,762,399,998 USD 260,266 JPMC
**
9/15/2021 (4,323)
INR 96,559,501 USD 1,300,351 CITI
**
9/15/2021 (13,779)
INR 96,559,499 USD 1,300,353 JPMC
**
9/15/2021 (13,781)
JPY 1,304,367,000 USD 11,964,683 CITI 9/15/2021 (215,994)
JPY 1,304,367,000 USD 11,964,698 JPMC 9/15/2021 (216,013)
KRW 2,099,643,502 USD 1,882,939 CITI
**
9/15/2021 (25,399)
KRW 2,099,643,498 USD 1,882,941 JPMC
**
9/15/2021 (25,401)
MXN 18,601,250 USD 925,492 CITI 9/15/2021 (1,349)
MXN 18,601,250 USD 925,493 JPMC 9/15/2021 (1,350)
NOK 3,029,502 USD 365,103 CITI 9/15/2021 (13,141)
NOK 3,029,498 USD 365,103 JPMC 9/15/2021 (13,141)
NZD 5,935,000 USD 4,235,276 CITI 9/15/2021 (87,691)
NZD 5,935,000 USD 4,235,281 JPMC 9/15/2021 (87,694)
PHP 7,554,500 USD 156,644 CITI
**
9/15/2021 (2,817)
PHP 7,554,500 USD 156,645 JPMC
**
9/15/2021 (2,817)
PLN 9,725,500 USD 2,642,408 CITI 9/15/2021 (91,196)
PLN 9,725,500 USD 2,642,411 JPMC 9/15/2021 (91,204)
SEK 18,874,000 USD 2,276,274 CITI 9/15/2021 (69,293)
SEK 18,874,000 USD 2,276,277 JPMC 9/15/2021 (69,296)
SGD 1,150,504 USD 865,450 CITI 9/15/2021 (9,876)
SGD 1,150,496 USD 865,445 JPMC 9/15/2021 (9,876)
TWD 49,170,004 USD 1,793,535 CITI
**
9/15/2021 (20,902)
TWD 49,169,996 USD 1,793,537 JPMC
**
9/15/2021 (20,907)
USD 39,344 CLP 29,494,500 CITI
**
9/15/2021 (735)
USD 39,344 CLP 29,494,500 JPMC
**
9/15/2021 (735)
USD 3,144 CNY 20,500 CITI
**
9/15/2021 (8)
USD 3,144 CNY 20,500 JPMC
**
9/15/2021 (8)
USD 47,979 COP 181,875,000 CITI
**
9/15/2021 (289)
USD 47,979 COP 181,875,000 JPMC
**
9/15/2021 (289)
USD 212,061 HUF 63,349,000 CITI 9/15/2021 (1,415)
USD 212,061 HUF 63,349,000 JPMC 9/15/2021 (1,415)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,289,722 KRW 1,461,431,000 CITI
**
9/15/2021 $ (3,196)
USD 1,289,720 KRW 1,461,431,000 JPMC
**
9/15/2021 (3,199)
USD 1,317,989 MXN 27,167,000 CITI 9/15/2021 (31,716)
USD 1,317,987 MXN 27,167,000 JPMC 9/15/2021 (31,717)
USD 108,461 NZD 155,500 CITI 9/15/2021 (208)
USD 108,461 NZD 155,500 JPMC 9/15/2021 (208)
USD 14,627 PHP 718,500 CITI
**
9/15/2021 (4)
USD 14,627 PHP 718,500 JPMC
**
9/15/2021 (4)
USD 5,366 PLN 20,500 CITI 9/15/2021 (11)
USD 5,366 PLN 20,500 JPMC 9/15/2021 (11)
USD 37,838 SEK 324,000 CITI 9/15/2021 (48)
USD 37,838 SEK 324,000 JPMC 9/15/2021 (48)
USD 163,917 SGD 220,500 CITI 9/15/2021 (59)
USD 163,917 SGD 220,500 JPMC 9/15/2021 (59)
USD 286,026 TWD 7,950,000 CITI
**
9/15/2021 (581)
USD 286,025 TWD 7,950,000 JPMC
**
9/15/2021 (581)
ZAR 55,918,502 USD 3,964,191 CITI 9/15/2021 (86,533)
ZAR 55,918,498 USD 3,964,195 JPMC 9/15/2021 (86,537)
ILS 1,139,502 USD 351,207 CITI 9/17/2021 (1,362)
ILS 1,139,498 USD 351,206 JPMC 9/17/2021 (1,362)
USD 1,170,045 ILS 3,814,000 CITI 9/17/2021 (912)
USD 1,170,043 ILS 3,813,999 JPMC 9/17/2021 (914)
Total unrealized depreciation (2,570,248)
Net unrealized appreciation $ 183,318
** Non-deliverable forward.
Collateral pledged to, or (received from), each counterparty at June 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 4,976,863 $ 4,976,863
CITG
Cash – 1,247,927 1,247,927
CITI
Cash (140,002) – (140,002)
Investment Companies 537,699 – 537,699
GSCO
Cash – 284,203 284,203
GSIN
Investment Companies 120,000 – 120,000
JPMC
Investment Companies 746,804 – 746,804
JPMS
Cash – 4,192,900 4,192,900
MLIN
Cash 469,999 – 469,999
MSCS
U.S. Treasury Bills 29,998 – 29,998

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 1,138,584 $ 1,138,584
JPPC
Cash – 25,909 25,909
MSCL
Cash – 1,853 1,853

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 115.9%
COMMON STOCKS - 24.7%
Airlines - 0.2%
Frontier Group Holdings, Inc. *
77,226 1,315,931
Gol Linhas Aereas Inteligentes SA,
ADR (Brazil) *(a) 15,190 140,052
1,455,983
Banks - 0.1%
Patriot National Bancorp, Inc.
(3)*(b)(c) 103,342 922,416
Patriot National Bancorp, Inc. *
17,287 158,003
PNBK Holdings LLC, Class A
(3)*(b) 2,090,900 2
PNBK Holdings LLC, Class B
(3)*(b) 3,218 –
1,080,421
Biotechnology - 0.7%
Ambrx Biopharma, Inc., ADR *
2,459 48,196
Biomea Fusion, Inc. *
240 3,746
Centessa Pharmaceuticals plc,
ADR * 248 5,508
Century Therapeutics, Inc. *
1,721 50,494
Constellation Pharmaceuticals,
Inc. * 216,771 7,326,860
Graphite Bio, Inc. *
494 15,181
Lyell Immunopharma, Inc. *
1,229 19,959
Monte Rosa Therapeutics, Inc. *
249 5,652
Precigen, Inc. *(a)
17,632 114,961
Recursion Pharmaceuticals, Inc.,
Class A * 120 4,380
Reneo Pharmaceuticals, Inc. *
240 2,239
Talaris Therapeutics, Inc. *
247 3,628
Vaccitech plc, ADR (United
Kingdom) * 237 3,977
VectivBio Holding AG (Switzerland)
* 480 5,597
Vera Therapeutics, Inc. *
62 822
Verve Therapeutics, Inc. *
737 44,404
7,655,604
Capital Markets - 17.6%
26 Capital Acquisition Corp., Class
A * 100,000 971,000
890 5th Avenue Partners, Inc.,
Class A * 82,665 815,077
Accelerate Acquisition Corp., Class
A * 469,998 4,554,281
Adit EdTech Acquisition Corp. *
82,500 799,425
Advanced Merger Partners, Inc.,
Class A * 82,398 802,557
Aequi Acquisition Corp., Class A *
150,000 1,462,500
AF Acquisition Corp., Class A (2)*
378,582 3,638,173
Alkuri Global Acquisition Corp. *
100,000 990,000
American Acquisition Opportunity,
Inc., Class A * 117,000 1,161,810
INVESTMENTS SHARES VALUE ($)
Capital Markets - 17.6% (continued)
Anzu Special Acquisition Corp. I,
Class A * 206,667 2,004,670
Arrowroot Acquisition Corp., Class
A * 83,000 800,950
Astrea Acquisition Corp., Class A
(2)* 82,666 796,900
Athena Technology Acquisition
Corp., Class A * 131,733 1,277,810
Athlon Acquisition Corp., Class A *
82,666 800,207
Atlantic Coastal Acquisition Corp.,
Class A * 685,416 6,621,119
Atlas Crest Investment Corp. II,
Class A * 82,464 804,024
Aurora Acquisition Corp., Class A
(United Kingdom) * 37,500 371,625
Authentic Equity Acquisition Corp.,
Class A * 82,532 799,735
B Riley Principal 150 Merger Corp.,
Class A * 83,331 812,477
Bite Acquisition Corp. *
83,200 804,544
BOA Acquisition Corp., Class A *
81,963 792,582
Bright Lights Acquisition Corp.,
Class A * 64,000 619,520
Broadscale Acquisition Corp.,
Class A (2)* 82,664 798,534
Build Acquisition Corp., Class A *
405,000 3,916,350
CA Healthcare Acquisition Corp.,
Class A * 82,600 816,914
Capstar Special Purpose
Acquisition Corp., Class A * 100,000 979,000
CC Neuberger Principal Holdings
II, Class A * 58,200 575,598
CF Acquisition Corp. IV, Class A *
100,000 969,000
CF Acquisition Corp. V, Class A *
83,100 811,056
CF Acquisition Corp. VI, Class A *
111,000 1,081,140
CF Acquisition Corp. VIII, Class A *
194,000 1,912,840
Clarim Acquisition Corp., Class A *
100,000 966,000
Class Acceleration Corp., Class A *
83,332 807,487
Climate Real Impact Solutions II
Acquisition Corp., Class A * 83,235 821,529
CM Life Sciences III, Inc., Class A *
155,265 1,600,782
Colicity, Inc., Class A *
114,545 1,116,814
Compute Health Acquisition Corp.,
Class A * 92,400 907,368
Concord Acquisition Corp., Class
A * 287,324 2,830,141
Conx Corp., Class A *
50,000 493,000
Corner Growth Acquisition Corp.,
Class A * 150,000 1,461,000
D & Z Media Acquisition Corp.,
Class A * 82,359 799,706
DD3 Acquisition Corp. II, Class A
(Mexico) * 73,574 729,118
Decarbonization Plus Acquisition
Corp. II, Class A * 82,776 816,999
Decarbonization Plus Acquisition
Corp. III, Class A * 34,857 361,467
DHB Capital Corp., Class A (2)*
147,999 1,434,110

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 17.6% (continued)
DiamondHead Holdings Corp.,
Class A * 82,800 803,988
Digital Transformation
Opportunities Corp., Class A * 82,932 804,440
dMY Technology Group, Inc. IV,
Class A * 83,000 810,910
Dynamics Special Purpose Corp.,
Class A * 100,000 994,000
E.Merge Technology Acquisition
Corp., Class A * 64,998 634,380
ECP Environmental Growth
Opportunities Corp., Class A * 82,464 804,024
Edify Acquisition Corp., Class A
(2)* 83,100 800,253
Empowerment & Inclusion Capital I
Corp., Class A * 79,666 779,134
Environmental Impact Acquisition
Corp., Class A * 83,250 816,683
EQ Health Acquisition Corp., Class
A * 87,656 846,757
Equity Distribution Acquisition
Corp., Class A * 150,000 1,479,000
Evo Acquisition Corp., Class A *
19,320 187,404
Executive Network Partnering
Corp., Class A * 192,500 1,874,950
FAST Acquisition Corp. II, Class A *
97,000 949,145
Figure Acquisition Corp. I, Class
A (2)* 118,800 1,188,000
FinServ Acquisition Corp. II, Class
A * 83,164 806,691
First Reserve Sustainable Growth
Corp., Class A (2)* 82,500 796,125
FirstMark Horizon Acquisition
Corp., Class A * 102,700 1,019,811
Flame Acquisition Corp., Class A *
100,000 966,000
Foresight Acquisition Corp., Class
A * 100,000 989,000
Forest Road Acquisition Corp. II,
Class A * 83,110 814,478
Fortistar Sustainable Solutions
Corp., Class A * 44,566 433,627
Fortress Value Acquisition Corp. IV,
Class A * 289,328 2,838,308
Forum Merger IV Corp., Class A
(2)* 470,000 4,549,600
FTAC Parnassus Acquisition Corp.,
Class A * 176,136 1,719,087
Fusion Acquisition Corp. II, Class
A * 82,998 802,524
G&P Acquisition Corp., Class A (2)*
323,332 3,136,320
Gaming & Hospitality Acquisition
Corp., Class A * 24,621 237,346
GigCapital4, Inc. *
99,690 981,947
Glass Houses Acquisition Corp. *
137,666 1,324,347
Glenfarne Merger Corp., Class A *
164,664 1,589,008
GO Acquisition Corp., Class A *
96,000 938,880
Goal Acquisitions Corp. *
84,630 815,833
Golden Arrow Merger Corp., Class
A * 395,199 3,813,670
INVESTMENTS SHARES VALUE ($)
Capital Markets - 17.6% (continued)
Gores Guggenheim, Inc., Class
A (2)* 826,665 8,068,251
Gores Holdings VII, Inc., Class A *
83,328 824,947
Gores Holdings VIII, Inc., Class A *
83,328 826,614
Gores Metropoulos II, Inc., Class
A * 82,399 814,926
Gores Technology Partners II, Inc.,
Class A * 83,065 823,174
Gores Technology Partners, Inc.,
Class A * 82,800 832,140
Group Nine Acquisition Corp.,
Class A * 82,812 809,901
Growth Capital Acquisition Corp.,
Class A * 96,600 937,986
GX Acquisition Corp. II, Class A *
412,998 3,993,691
Hamilton Lane Alliance Holdings I,
Inc., Class A * 82,749 806,803
Haymaker Acquisition Corp. III,
Class A * 83,144 807,328
Healthcare Capital Corp., Class A *
101,624 980,672
Hudson Executive Investment
Corp. II * 83,100 806,901
Hudson Executive Investment
Corp. III, Class A (2)* 100,000 973,000
IG Acquisition Corp., Class A *
100,000 974,000
IRON SPARK I, Inc., Class A *
289,000 2,884,220
Isleworth Healthcare Acquisition
Corp. * 100,000 980,000
JOFF Fintech Acquisition Corp.,
Class A * 83,181 803,528
Kensington Capital Acquisition
Corp. II, Class A * 81,922 815,124
Khosla Ventures Acquisition Co. *
82,667 817,577
Khosla Ventures Acquisition Co. II,
Class A * 100,000 991,000
Khosla Ventures Acquisition Co. III,
Class A * 100,000 990,000
KL Acquisition Corp., Class A *
79,065 766,931
Lefteris Acquisition Corp., Class A *
76,932 750,087
Liberty Media Acquisition Corp.,
Class A * 26,775 272,570
LMF Acquisition Opportunities, Inc.,
Class A * 27,333 270,597
Locust Walk Acquisition Corp.,
Class A * 79,710 788,332
Mason Industrial Technology, Inc.,
Class A * 100,000 965,780
MCAP Acquisition Corp., Class A *
100,000 962,000
MDH Acquisition Corp., Class A *
84,000 809,760
Montes Archimedes Acquisition
Corp., Class A * 132,014 1,305,618
Motion Acquisition Corp., Class A *
100,000 995,000
Music Acquisition Corp. (The),
Class A * 46,650 451,106
Newbury Street Acquisition Corp. *
100,000 966,000
Novus Capital Corp. II, Class A *
100,000 975,000
OCA Acquisition Corp., Class A *
111,538 1,105,342
Omnichannel Acquisition Corp.,
Class A * 200,000 1,966,000

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 17.6% (continued)
One Equity Partners Open Water I
Corp., Class A * 82,323 800,180
Oyster Enterprises Acquisition
Corp., Class A * 83,000 802,610
Panacea Acquisition Corp. II, Class
A * 100,000 1,000,000
Pivotal Investment Corp. III, Class
A * 82,830 807,593
Power & Digital Infrastructure
Acquisition Corp., Class A * 37,888 372,439
Priveterra Acquisition Corp., Class
A * 93,300 898,479
Progress Acquisition Corp., Class
A * 83,000 807,590
Property Solutions Acquisition
Corp. II, Class A (2)* 100,000 963,000
Recharge Acquisition Corp., Class
A * 150,000 1,471,500
Roman DBDR Tech Acquisition
Corp., Class A * 199,786 2,019,836
Rosecliff Acquisition Corp. I, Class
A (2)* 82,665 800,197
Roth Ch Acquisition III Co. *
6,264 61,826
Science Strategic Acquisition Corp.
Alpha, Class A * 82,482 798,426
SCP & CO Healthcare Acquisition
Co., Class A (2)* 83,124 802,147
Seven Oaks Acquisition Corp.,
Class A * 135,500 1,340,095
SilverBox Engaged Merger Corp. I,
Class A * 97,917 949,795
Simon Property Group Acquisition
Holdings, Inc., Class A * 83,000 809,250
Social Leverage Acquisition Corp.
I, Class A * 82,664 803,411
Spartacus Acquisition Corp., Class
A * 150,000 1,507,500
Spartan Acquisition Corp. III, Class
A * 82,776 809,549
SportsTek Acquisition Corp., Class
A * 100,000 962,000
Star Peak Corp. II, Class A *
63,756 631,184
Sustainable Development
Acquisition I Corp., Class A * 83,672 811,618
Tastemaker Acquisition Corp.,
Class A * 100,000 975,000
Thimble Point Acquisition Corp.,
Class A * 82,833 819,218
Thunder Bridge Capital Partners III,
Inc., Class A * 84,090 817,355
Tishman Speyer Innovation Corp.
II, Class A * 83,165 820,839
TLG Acquisition One Corp., Class
A * 83,181 804,360
Tribe Capital Growth Corp. I, Class
A * 255,552 2,491,632
Tuscan Holdings Corp. II *
40,000 402,000
TWC Tech Holdings II Corp., Class
A * 40,009 397,289
INVESTMENTS SHARES VALUE ($)
Capital Markets - 17.6% (continued)
Twelve Seas Investment Co. II,
Class A * 98,799 953,410
USHG Acquisition Corp., Class A *
82,599 801,210
VectoIQ Acquisition Corp. II, Class
A * 100,000 1,000,000
Velocity Acquisition Corp., Class
A * 82,623 798,138
Virtuoso Acquisition Corp., Class
A * 96,250 954,800
VPC Impact Acquisition Holdings
III, Inc., Class A * 106,664 1,054,907
Warrior Technologies Acquisition
Co., Class A * 82,832 801,814
Yellowstone Acquisition Co., Class
A * 150,000 1,507,500
Z-Work Acquisition Corp., Class
A (2)* 82,665 798,544
183,992,756
Chemicals - 0.1%
Ferro Corp. *
64,754 1,396,744
Zymergen, Inc. *
950 38,009
1,434,753
Commercial Services & Supplies - 0.0% (d)
Legalzoom.com, Inc. * 4,942 187,055
Diversified Telecommunication Services - 0.3%
Cincinnati Bell, Inc. * 162,846 2,511,085
Entertainment - 0.2%
Endeavor Group Holdings, Inc.,
Class A * 237 6,568
Live Nation Entertainment, Inc. *(a)
28,297 2,478,534
2,485,102
Food Products - 0.0% (d)
Oatly Group AB, ADR * 620 15,165
Health Care Equipment & Supplies - 0.0% (d)
CVRx, Inc. *
247 6,916
Figs, Inc., Class A *
1,242 62,224
Treace Medical Concepts, Inc. *
2,376 74,274
143,414
Health Care Providers & Services - 0.1%
agilon health, Inc. *
4,808 195,061
Aveanna Healthcare Holdings,
Inc. * 11,851 146,597
LifeStance Health Group, Inc. *
491 13,679
Privia Health Group, Inc. *
2,371 105,201
460,538
Health Care Technology - 0.0% (d)
Doximity, Inc., Class A * 2,489 144,860
Hotels, Restaurants & Leisure - 1.0%
Booking Holdings, Inc. *(a)
2,334 5,107,002
ESC Co. (3)*(b)
64,908 1

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 1.0% (continued)
Great Canadian Gaming Corp.
(Canada) * 160,889 5,777,000
10,884,003
Insurance - 0.0% (d)
Waterdrop, Inc., ADR (China) * 2,475 16,038
Interactive Media & Services - 0.0% (d)
Kanzhun Ltd., ADR (China) * 2,455 97,341
Internet & Direct Marketing Retail - 0.0% (d)
1stdibs.com, Inc. *
491 17,092
AiHuiShou International Co. Ltd.,
ADR (China) * 123 1,839
Global-e Online Ltd. (Israel) *
1,239 70,722
89,653
IT Services - 0.0% (d)
Dlocal Ltd. (Uruguay) *
497 26,107
Flywire Corp. *
2,484 91,262
Marqeta, Inc., Class A *
4,913 137,908
Paymentus Holdings, Inc., Class
A * 248 8,804
TaskUS, Inc., Class A (Philippines)
* 1,228 42,047
306,128
Leisure Products - 0.0% (d)
Latham Group, Inc. * 4,752 151,874
Life Sciences Tools & Services - 0.8%
Akoya Biosciences, Inc. *
240 4,642
Codex DNA, Inc. *
246 5,412
Illumina, Inc. *(a)
3,159 1,494,870
Luminex Corp.
192,064 7,067,955
Singular Genomics Systems, Inc. *
248 6,815
8,579,694
Machinery - 0.0% (d)
Xometry, Inc., Class A * 247 21,585
Media - 1.0%
Shaw Communications, Inc., Class
B (Canada) 182,571 5,288,903
ViacomCBS, Inc., Class B
107,063 4,839,248
10,128,151
Metals & Mining - 0.1%
Roxgold, Inc. (Canada) * 946,930 1,443,770
Mortgage Real Estate Investment Trusts (REITs) - 0.0% (d)
Angel Oak Mortgage, Inc. * 22,122 395,320
Oil, Gas & Consumable Fuels - 0.4%
Inter Pipeline Ltd. (Canada) 228,494 3,714,226
Personal Products - 0.0% (d)
Honest Co., Inc. (The) * 1,220 19,752
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 0.1%
Harvest Health & Recreation, Inc. *
158,854 653,562
Rain Therapeutics, Inc. *
950 14,763
668,325
Professional Services - 0.0% (d)
First Advantage Corp. * 1,232 24,529
Real Estate Management & Development - 0.9%
CA Immobilien Anlagen AG
(Austria) (2) 32,107 1,341,577
Deutsche Wohnen SE (Germany)
(2) 132,166 8,086,986
9,428,563
Road & Rail - 0.0% (d)
DiDi Global, Inc., ADR (China) *
2,766 39,111
Full Truck Alliance Co. Ltd., ADR
(China) * 246 5,014
TuSimple Holdings, Inc., Class A *
1,202 85,630
129,755
Semiconductors & Semiconductor Equipment - 0.8%
Dialog Semiconductor plc (United
Kingdom) (2)* 108,430 8,433,390
Software - 0.1%
Alkami Technology, Inc. *
120 4,280
AppLovin Corp., Class A *
5,268 395,996
Clear Secure, Inc., Class A *
247 9,880
Confluent, Inc., Class A *
1,245 59,138
DoubleVerify Holdings, Inc. *
3,610 152,847
Intapp, Inc. *
2,471 69,188
KnowBe4, Inc., Class A *
1,187 37,117
Monday.com Ltd. *
123 27,502
Procore Technologies, Inc. *
62 5,887
SentinelOne, Inc., Class A *
8,649 367,583
SimilarWeb Ltd. (Israel) *
496 9,771
UiPath, Inc., Class A *
3,900 264,927
1,404,116
Wireless Telecommunication Services - 0.2%
Cleveland Unlimited (3)*(b)(c) 1 1,467,012
TOTAL COMMON STOCKS
(Cost $259,879,782) 258,969,961
CONVERTIBLE PREFERRED STOCKS - 0.1%
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp. (Canada)
$50 par, 7.75%, 6/15/2024 (2)
(a) (Cost $1,446,250) 28,925 1,436,355
CLOSED END FUNDS - 0.4%
Adams Diversified Equity Fund,
Inc. 18,125 358,331
Advent Convertible and Income
Fund 4,370 84,210
BlackRock MuniYield Fund, Inc.
1,603 24,205

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 0.4% (continued)
Boulder Growth & Income Fund,
Inc. 19,880 269,175
DTF Tax-Free Income, Inc.
475 7,125
First Trust Dynamic Europe Equity
Income Fund 36,337 487,279
Guggenheim Enhanced Equity
Income Fund 34,503 297,071
LMP Capital and Income Fund, Inc.
23,261 335,424
Macquarie Global Infrastructure
Total Return Fund, Inc. 15,133 349,270
MFS Municipal Income Trust
11,671 83,331
Miller/Howard High Dividend Fund
7,603 79,679
Nuveen Diversified Dividend and
Income Fund 2,373 24,679
Nuveen Dow 30sm Dynamic
Overwrite Fund 13,128 223,439
Nuveen Tax-Advantaged Dividend
Growth Fund 23,162 372,213
Nuveen Tax-Advantaged Total
Return Strategy Fund 16,424 191,832
RiverNorth Opportunistic Municipal
Income Fund, Inc. 848 19,635
Royce Micro-Cap Trust, Inc.
12,542 155,521
Virtus AllianzGI Equity &
Convertible Income Fund 7,812 236,235
Western Asset Intermediate Muni
Fund, Inc. 4,023 39,305
Western Asset Managed
Municipals Fund, Inc. 7,289 98,766
TOTAL CLOSED END FUNDS
(Cost $2,684,578) 3,736,725
PRINCIPAL
AMOUNT
CORPORATE BONDS - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Homes 4 Rent LP
3.38%, 7/15/2051 (2) $ 374,000 366,378
Healthpeak Properties, Inc.
1.35%, 2/1/2027 (2) 748,000 747,080
1,113,458
Independent Power and Renewable Electricity Producers - 0.0% (d)
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2021 (3)(b)(e) 2,375,000 344,375
Oil, Gas & Consumable Fuels - 0.1%
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(b)
(c)(e) 2,833,436 143,551
NSA Bondco Ltd. (Norway)
12.00%, 8/31/2022 (3)(b)(f) 4,077,007 266,904
410,455
Software - 0.0% (d)
salesforce.com, Inc.
2.90%, 7/15/2051 (2) 374,000 377,054
TOTAL CORPORATE BONDS
(Cost $5,398,624) 2,245,342
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
CONVERTIBLE BONDS - 34.6%
Airlines - 3.4%
American Airlines Group, Inc.
6.50%, 7/1/2025 (2)(a) $ 12,225,000 19,162,687
GOL Equity Finance SA (Brazil)
3.75%, 7/15/2024 (2)(a)(g) 1,025,000 918,016
Southwest Airlines Co.
1.25%, 5/1/2025 (2)(a) 10,350,000 15,673,781
35,754,484
Automobiles - 0.0% (d)
Winnebago Industries, Inc.
1.50%, 4/1/2025 (2)(a) 150,000 192,281
Biotechnology - 3.1%
Avid SPV LLC
1.25%, 3/15/2026 (2)(a)(g) 2,300,000 3,154,900
BioMarin Pharmaceutical, Inc.
1.25%, 5/15/2027 (2)(a) 825,000 826,590
Dynavax Technologies Corp.
2.50%, 5/15/2026 (2)(a)(g) 2,925,000 3,367,406
Inovio Pharmaceuticals, Inc.
6.50%, 3/1/2024 (2)(a) 2,075,000 3,605,313
Ionis Pharmaceuticals, Inc.
0.00%, 4/1/2026 (2)(a)(g) 5,675,000 5,559,798
Ironwood Pharmaceuticals, Inc.
0.75%, 6/15/2024 (2)(a) 1,400,000 1,646,313
1.50%, 6/15/2026 (2)(a) 5,400,000 6,423,004
MannKind Corp.
2.50%, 3/1/2026 (2)(a)(g) 3,125,000 3,988,809
Precigen, Inc.
3.50%, 7/1/2023 (2)(a) 2,550,000 2,208,473
PTC Therapeutics, Inc.
1.50%, 9/15/2026 (2)(a)(g) 2,050,000 2,227,530
33,008,136
Capital Markets - 0.3%
Coinbase Global, Inc.
0.50%, 6/1/2026 (2)(a)(g) 1,400,000 1,418,200
WisdomTree Investments, Inc.
3.25%, 6/15/2026 (2)(a)(g) 1,475,000 1,408,625
2,826,825
Communications Equipment - 0.7%
Harmonic, Inc.
2.00%, 9/1/2024 (2)(a) 2,225,000 2,629,728
Infinera Corp.
2.50%, 3/1/2027 (2)(a) 2,925,000 4,439,456
7,069,184
Consumer Finance - 0.8%
EZCORP, Inc.
2.88%, 7/1/2024 (2)(a) 475,000 451,844
2.38%, 5/1/2025 (2)(a) 1,025,000 903,332
LendingTree, Inc.
0.50%, 7/15/2025 (2)(a)(g) 7,500,000 6,778,500
8,133,676
Diversified Telecommunication Services - 0.2%
Bandwidth, Inc.
0.50%, 4/1/2028 (2)(a)(g) 2,625,000 2,697,188

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Electrical Equipment - 1.2%
Plug Power, Inc.
3.75%, 6/1/2025 (2)(a) $ 1,825,000 12,398,502
Electronic Equipment, Instruments & Components - 0.5%
Insight Enterprises, Inc.
0.75%, 2/15/2025 (2)(a) 1,375,000 2,095,030
OSI Systems, Inc.
1.25%, 9/1/2022 (2)(a) 2,900,000 3,077,770
5,172,800
Energy Equipment & Services - 0.1%
Helix Energy Solutions Group, Inc.
4.13%, 9/15/2023 (2)(a) 1,125,000 1,117,266
Food & Staples Retailing - 0.1%
Chefs' Warehouse, Inc. (The)
1.88%, 12/1/2024 (2)(a)(g) 1,025,000 1,063,438
Food Products - 0.4%
Beyond Meat, Inc.
0.00%, 3/15/2027 (2)(a)(g) 4,585,000 4,673,834
Health Care Equipment & Supplies - 1.1%
Cutera, Inc.
2.25%, 3/15/2026 (2)(a)(g) 2,650,000 4,306,250
Haemonetics Corp.
0.00%, 3/1/2026 (2)(a)(g) 2,575,000 2,159,781
NuVasive, Inc.
1.00%, 6/1/2023 (2)(a) 50,000 52,125
Varex Imaging Corp.
4.00%, 6/1/2025 (2)(a)(g) 3,100,000 4,580,250
11,098,406
Health Care Providers & Services - 1.8%
Accolade, Inc.
0.50%, 4/1/2026 (2)(a)(g) 1,800,000 2,290,500
Anthem, Inc.
2.75%, 10/15/2042 (2)(a) 1,279,000 6,903,658
Oak Street Health, Inc.
0.00%, 3/15/2026 (2)(a)(g) 9,575,000 9,783,625
18,977,783
Health Care Technology - 0.5%
Evolent Health, Inc.
3.50%, 12/1/2024 (2)(a)(g) 3,300,000 4,446,750
Vocera Communications, Inc.
0.50%, 9/15/2026 (2)(a)(g) 1,300,000 1,228,500
5,675,250
Hotels, Restaurants & Leisure - 3.9%
Bloomin' Brands, Inc.
5.00%, 5/1/2025 (2)(a) 975,000 2,363,766
Carnival Corp.
5.75%, 4/1/2023 (2)(a) 8,850,000 24,249,000
DraftKings, Inc.
0.00%, 3/15/2028 (2)(a)(g) 4,100,000 3,694,100
Royal Caribbean Cruises Ltd.
2.88%, 11/15/2023 (2)(a)(g) 8,100,000 10,155,264
40,462,130
Household Durables - 0.2%
GoPro, Inc.
1.25%, 11/15/2025 (2)(a)(g) 1,225,000 1,714,348
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Insurance - 0.2%
HCI Group, Inc.
4.25%, 3/1/2037 (2)(a) $ 1,175,000 1,896,357
Interactive Media & Services - 0.8%
Eventbrite, Inc.
0.75%, 9/15/2026 (2)(a)(g) 2,600,000 2,515,500
JOYY, Inc. (China)
1.38%, 6/15/2026 (2)(a) 250,000 247,812
Snap, Inc.
0.00%, 5/1/2027 (2)(a)(g) 2,885,000 3,084,065
TripAdvisor, Inc.
0.25%, 4/1/2026 (2)(a)(g) 2,375,000 2,226,563
8,073,940
Internet & Direct Marketing Retail - 1.8%
Etsy, Inc.
0.25%, 6/15/2028 (2)(a)(g) 2,825,000 3,113,150
Groupon, Inc.
1.13%, 3/15/2026 (2)(a)(g) 4,250,000 3,971,094
Match Group Financeco 3, Inc.
2.00%, 1/15/2030 (2)(a)(g) 4,675,000 9,510,820
Pinduoduo, Inc. (China)
0.00%, 12/1/2025 (2)(a) 2,335,000 2,398,045
18,993,109
IT Services - 1.6%
Fastly, Inc.
0.00%, 3/15/2026 (2)(a)(g) 2,975,000 2,771,213
Limelight Networks, Inc.
3.50%, 8/1/2025 (2)(a)(g) 725,000 655,387
Okta, Inc.
0.38%, 6/15/2026 (2)(a) 2,850,000 3,551,100
Spotify USA, Inc.
0.00%, 3/15/2026 (2)(a)(g) 9,000,000 8,424,000
Square, Inc.
0.00%, 5/1/2026 (2)(a)(g) 1,450,000 1,635,781
17,037,481
Machinery - 0.4%
Greenbrier Cos., Inc. (The)
2.88%, 4/15/2028 (2)(a)(g) 4,260,000 4,445,310
Media - 2.5%
Cable One, Inc.
0.00%, 3/15/2026 (2)(a)(g) 7,050,000 7,042,950
1.13%, 3/15/2028 (2)(a)(g) 3,100,000 3,152,750
DISH Network Corp.
0.00%, 12/15/2025 (2)(a)(g) 8,075,000 9,403,338
Magnite, Inc.
0.25%, 3/15/2026 (2)(a)(g) 7,450,000 6,644,655
26,243,693
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers, Inc. (Monaco)
3.00%, 5/15/2025 (2)(a)(g) 2,100,000 2,174,404
Pharmaceuticals - 0.5%
Omeros Corp.
5.25%, 2/15/2026 (2)(a) 4,725,000 5,209,313
Tilray, Inc. (Canada)
5.00%, 10/1/2023 (2)(a) 400,000 390,060
5,599,373

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Real Estate Management & Development - 0.6%
Colliers International Group, Inc. (Canada)
4.00%, 6/1/2025 (2)(a) $ 750,000 1,537,031
Realogy Group LLC
0.25%, 6/15/2026 (2)(a)(g) 425,000 428,067
Redfin Corp.
0.00%, 10/15/2025 (2)(a)(g) 850,000 953,275
0.50%, 4/1/2027 (2)(a)(g) 3,100,000 3,058,150
5,976,523
Semiconductors & Semiconductor Equipment - 1.3%
Canadian Solar, Inc. (Canada)
2.50%, 10/1/2025 (2)(a)(g) 3,450,000 4,830,000
Enphase Energy, Inc.
0.00%, 3/1/2026 (2)(a)(g) 3,575,000 3,494,562
0.00%, 3/1/2028 (2)(a)(g) 2,400,000 2,325,894
MACOM Technology Solutions Holdings, Inc.
0.25%, 3/15/2026 (2)(a)(g) 2,550,000 2,679,094
13,329,550
Software - 6.4%
Bentley Systems, Inc.
0.38%, 7/1/2027 (2)(a)(g) 2,950,000 3,023,750
Datadog, Inc.
0.13%, 6/15/2025 (2)(a) 12,300,000 16,382,062
Dropbox, Inc.
0.00%, 3/1/2026 (2)(a)(g) 5,450,000 5,836,950
0.00%, 3/1/2028 (2)(a)(g) 5,500,000 6,022,500
Five9, Inc.
0.50%, 6/1/2025 (2)(a)(g) 1,425,000 2,106,328
i3 Verticals LLC
1.00%, 2/15/2025 (2)(a) 1,775,000 1,794,969
Progress Software Corp.
1.00%, 4/15/2026 (2)(a)(g) 2,475,000 2,501,166
PROS Holdings, Inc.
2.25%, 9/15/2027 (2)(a)(g) 5,425,000 7,062,672
Rapid7, Inc.
2.25%, 5/1/2025 (2)(a) 800,000 1,327,500
0.25%, 3/15/2027 (2)(a)(g) 1,550,000 1,719,570
RingCentral, Inc.
0.00%, 3/1/2025 (2)(a) 6,525,000 7,206,047
0.00%, 3/15/2026 (2)(a)(g) 4,475,000 4,525,344
Tyler Technologies, Inc.
0.25%, 3/15/2026 (2)(a)(g) 6,775,000 7,405,075
66,913,933
TOTAL CONVERTIBLE BONDS
(Cost $313,838,742) 362,719,204
U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Notes
1.63%, 5/15/2031 (2)
(Cost $728,007)   718,800 730,705
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - 0.0% (d)
Biotechnology - 0.0% (d)
Ambit Biosciences Corp., CVR
(3)*(b)(c) 146,272 105,152
Tobira Therapeutics, Inc., CVR
(3)*(b)(c) 11,880 147,990
253,142
Capital Markets - 0.0% (d)
Benessere Capital Acquisition
Corp., expiring 12/23/2025 * 55,000 20,900
Breeze Holdings Acquisition Corp.,
expiring 5/23/2022 * 55,000 13,750
Edoc Acquisition Corp., expiring
11/30/2027 * 55,000 22,825
Greenvision Acquisition Corp.,
expiring 10/28/2024 * 170,000 93,500
150,975
TOTAL RIGHTS
(Cost $–) 404,117
NO. OF
WARRANTS
WARRANTS - 3.8%
Aerospace & Defense - 0.0% (d)
PAE, Inc., expiring 2/10/2025
* 66,666 146,665
Automobiles - 0.0% (d)
Electric Last Mile Solutions I,
expiring 6/24/2026 * 151,893 344,797
Biotechnology - 0.4%
180 Life Sciences Corp.,
expiring 11/7/2025 * 296,253 551,030
DermTech, Inc., expiring
8/29/2024 * 434,723 3,021,325
Xynomic Pharmaceuticals
Holdings, Inc., expiring
5/15/2024 (3)*(b) 65,000 2,275
3,574,630
Building Products - 0.1%
Janus International Group,
Inc., expiring 6/7/2026 * 147,318 614,316
Capital Markets - 2.5%
10X Capital Venture
Acquisition Corp., expiring
10/29/2027 * 84,000 144,480
26 Capital Acquisition Corp.,
expiring 12/31/2027 * 74,200 76,426
7GC & Co. Holdings, Inc.,
expiring 12/31/2026 * 67,750 61,653
890 5th Avenue Partners,
Inc., expiring 12/31/2027 * 27,555 34,444
Accelerate Acquisition Corp.,
expiring 12/31/2027 * 156,666 192,699
Adit EdTech Acquisition
Corp., expiring 12/31/2027 * 41,250 28,875
Advanced Merger Partners,
Inc., expiring 6/30/2026 * 13,733 16,480
Aequi Acquisition Corp.,
expiring 11/30/2027 * 107,000 100,580

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.5% (continued)
AF Acquisition Corp., expiring
3/31/2028 * 126,194 111,051
Alkuri Global Acquisition
Corp., expiring 1/1/2028 * 36,495 53,283
Alpha Healthcare Acquisition
Corp., expiring 2/17/2026 * 70,000 196,000
Altitude Acquisition Corp.,
expiring 11/30/2027 * 96,300 78,003
American Acquisition
Opportunity, Inc., expiring
5/28/2026 * 58,500 38,610
Amplitude Healthcare
Acquisition Corp., expiring
12/1/2026 * 46,875 54,375
Anzu Special Acquisition
Corp. I, expiring 12/31/2027 * 68,889 66,133
Apex Technology Acquisition
Corp., expiring 9/30/2026 * 40,000 134,800
Arrowroot Acquisition Corp.,
expiring 1/29/2026 * 41,500 35,690
Astrea Acquisition Corp.,
expiring 1/13/2026 * 41,333 27,693
Athena Technology
Acquisition Corp., expiring
3/31/2028 * 43,911 38,203
Athlon Acquisition Corp.,
expiring 3/5/2026 * 41,333 31,413
Atlantic Coastal Acquisition
Corp., expiring 12/31/2027 * 228,472 201,055
Atlas Crest Investment Corp.,
expiring 1/31/2026 * 160,000 246,400
Atlas Crest Investment Corp.
II, expiring 2/28/2026 * 20,616 23,708
Aurora Acquisition Corp.,
expiring 12/31/2028 (United
Kingdom) * 9,375 16,031
Authentic Equity Acquisition
Corp., expiring 12/31/2027 * 41,266 35,212
B Riley Principal 150 Merger
Corp., expiring 3/1/2028 * 27,777 35,277
Benessere Capital Acquisition
Corp., expiring 12/31/2027 * 41,250 22,688
Better World Acquisition
Corp., expiring 11/15/2027 * 49,500 49,500
Big Cypress Acquisition
Corp., expiring 12/7/2025 * 27,500 25,297
Bite Acquisition Corp.,
expiring 12/31/2027 * 41,600 29,120
BOA Acquisition Corp.,
expiring 2/22/2028 * 27,321 22,868
BowX Acquisition Corp.,
expiring 12/31/2025 * 94,933 315,178
Breeze Holdings Acquisition
Corp., expiring 5/25/2027 * 55,000 40,425
Bright Lights Acquisition
Corp., expiring 12/31/2027 * 32,000 24,963
Broadscale Acquisition Corp.,
expiring 2/2/2026 * 20,666 23,766
Build Acquisition Corp.,
expiring 4/29/2023 * 135,000 121,500
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.5% (continued)
CA Healthcare Acquisition
Corp., expiring 12/25/2025 * 41,300 40,061
Capitol Investment Corp. V,
expiring 12/31/2027 * 116,944 154,366
Capstar Special Purpose
Acquisition Corp., expiring
7/9/2027 * 146,000 131,385
Cascade Acquisition Corp.,
expiring 11/30/2027 (2)* 103,250 103,250
CBRE Acquisition Holdings,
Inc., expiring 12/31/2027 * 40,785 44,048
CC Neuberger Principal
Holdings II, expiring
7/29/2025 * 127,050 172,788
CF Acquisition Corp. IV,
expiring 12/14/2025 * 78,500 88,705
CF Acquisition Corp. V,
expiring 12/31/2027 (2)* 27,700 30,470
CF Acquisition Corp. VI,
expiring 2/18/2028 * 27,750 27,417
CF Acquisition Corp. VIII,
expiring 12/31/2027 * 48,500 49,470
CF Finance Acquisition Corp.
III, expiring 9/30/2027 * 85,600 137,816
CHP Merger Corp., expiring
11/22/2024 * 125,000 113,950
Churchill Capital Corp. V,
expiring 10/29/2027 * 10,350 21,321
Clarim Acquisition Corp.,
expiring 12/31/2027 * 59,111 52,018
Class Acceleration Corp.,
expiring 3/31/2028 * 41,666 32,916
Climate Real Impact
Solutions II Acquisition Corp.,
expiring 12/31/2027 * 16,647 23,306
CM Life Sciences II, Inc.,
expiring 12/31/2027 * 1,480 7,800
CM Life Sciences III, Inc.,
expiring 12/31/2028 * 31,053 80,117
CM Life Sciences, Inc.,
expiring 9/24/2027 * 11,142 51,253
Colicity, Inc., expiring
12/31/2027 * 22,909 35,280
Compute Health Acquisition
Corp., expiring 12/31/2027 * 23,100 34,881
Concord Acquisition Corp.,
expiring 11/28/2025 * 190,333 190,333
Conx Corp., expiring
10/30/2027 * 92,500 124,875
Corner Growth Acquisition
Corp., expiring 12/31/2027 * 110,400 132,480
Crucible Acquisition Corp.,
expiring 12/26/2025 * 26,565 28,159
D & Z Media Acquisition
Corp., expiring 12/31/2027 * 27,453 25,809
DD3 Acquisition Corp. II,
expiring 12/10/2027 * 36,787 55,916
Decarbonization Plus
Acquisition Corp., expiring
10/2/2025 * 250,000 572,500

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.5% (continued)
Decarbonization Plus
Acquisition Corp. II, expiring
10/2/2025 * 27,592 40,284
Decarbonization Plus
Acquisition Corp. III, expiring
2/12/2023 * 162,666 413,171
Delwinds Insurance
Acquisition Corp., expiring
8/1/2027 * 47,500 34,200
DFP Healthcare Acquisitions
Corp., expiring 4/1/2025 * 1,875 3,244
DHB Capital Corp., expiring
3/15/2028 * 49,333 44,400
DiamondHead Holdings
Corp., expiring 1/28/2028 * 20,700 22,356
Digital Transformation
Opportunities Corp., expiring
3/31/2028 * 20,733 19,323
dMY Technology Group, Inc.
III, expiring 1/31/2026 * 35,680 114,176
dMY Technology Group, Inc.
IV, expiring 12/31/2027 * 16,600 23,572
DPCM Capital, Inc., expiring
10/14/2027 * 127,866 164,947
Dune Acquisition Corp.,
expiring 10/29/2027 * 22,884 18,307
E.Merge Technology
Acquisition Corp., expiring
7/30/2025 * 121,666 118,016
East Resources Acquisition
Co., expiring 7/1/2027 * 219,000 229,950
ECP Environmental Growth
Opportunities Corp., expiring
2/11/2028 * 20,616 26,801
Edify Acquisition Corp.,
expiring 12/31/2027 * 41,550 29,085
Edoc Acquisition Corp.,
expiring 11/30/2027 * 55,000 19,239
EdtechX Holdings Acquisition
Corp. II, expiring 6/15/2027 * 40,875 24,983
Empowerment & Inclusion
Capital I Corp., expiring
12/31/2027 * 39,833 29,484
Environmental Impact
Acquisition Corp., expiring
9/30/2027 * 41,625 45,371
Epiphany Technology
Acquisition Corp., expiring
12/31/2027 * 65,416 73,266
EQ Health Acquisition Corp.,
expiring 2/2/2028 * 43,828 31,118
Equity Distribution Acquisition
Corp., expiring 9/9/2025 * 94,933 112,021
Evo Acquisition Corp.,
expiring 12/31/2027 * 9,660 6,279
Executive Network Partnering
Corp., expiring 9/25/2028 * 95,000 94,050
Falcon Capital Acquisition
Corp., expiring 8/20/2027 * 18,986 35,124
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.5% (continued)
Fast Acquisition Corp.,
expiring 8/25/2027 * 193,421 576,395
FAST Acquisition Corp. II,
expiring 3/16/2026 * 24,250 30,312
Figure Acquisition Corp. I,
expiring 12/31/2027 * 29,700 40,986
FinServ Acquisition Corp. II,
expiring 2/3/2026 * 20,791 24,949
Fintech Acquisition Corp. V,
expiring 10/31/2025 * 33,727 107,252
First Reserve Sustainable
Growth Corp., expiring
12/31/2027 * 20,625 24,750
FirstMark Horizon Acquisition
Corp., expiring 9/26/2025 * 100,900 154,881
Flame Acquisition Corp.,
expiring 12/31/2028 * 65,866 70,477
Foley Trasimene Acquisition
Corp., expiring 7/17/2025 * 133,333 277,333
Foresight Acquisition Corp.,
expiring 1/31/2027 * 45,135 62,738
Forest Road Acquisition
Corp. II, expiring 1/15/2026 * 16,622 23,188
Fortistar Sustainable
Solutions Corp., expiring
12/31/2027 * 22,283 24,957
Fortress Value Acquisition
Corp. III, expiring 12/31/2027
* 15,939 19,127
Fortress Value Acquisition
Corp. IV, expiring 3/18/2028 * 36,166 46,292
Forum Merger IV Corp.,
expiring 12/31/2027 * 117,500 151,575
FTAC Parnassus Acquisition
Corp., expiring 3/10/2026 * 44,034 55,042
Fusion Acquisition Corp.,
expiring 6/1/2027 * 205,000 286,979
Fusion Acquisition Corp. II,
expiring 12/31/2027 * 27,666 27,110
G&P Acquisition Corp.,
expiring 3/5/2027 (2)* 161,666 108,365
Gaming & Hospitality
Acquisition Corp., expiring
2/4/2028 * 8,207 8,617
GigCapital4, Inc., expiring
12/31/2028 * 33,230 37,882
Glass Houses Acquisition
Corp., expiring 12/31/2027 * 68,833 68,833
Glenfarne Merger Corp.,
expiring 12/31/2027 * 54,888 59,828
GO Acquisition Corp.,
expiring 8/31/2027 * 189,866 208,853
Goal Acquisitions Corp.,
expiring 1/31/2022 * 84,630 54,206
Golden Arrow Merger Corp.,
expiring 7/31/2026 (2)* 131,733 109,352
Golden Falcon Acquisition
Corp., expiring 11/4/2026 * 64,925 60,380
Good Works Acquisition
Corp., expiring 10/22/2025 * 89,133 149,743

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.5% (continued)
Gores Guggenheim, Inc.,
expiring 12/31/2027 * 165,333 226,506
Gores Holdings V, Inc.,
expiring 8/10/2027 * 56,960 115,629
Gores Holdings VI, Inc.,
expiring 8/24/2027 * 1,570 9,342
Gores Holdings VII, Inc.,
expiring 12/31/2027 * 10,416 14,270
Gores Holdings VIII, Inc.,
expiring 12/31/2027 * 10,416 13,020
Gores Metropoulos II, Inc.,
expiring 1/31/2028 * 16,480 23,072
Gores Technology Partners II,
Inc., expiring 12/31/2027 * 16,613 29,737
Gores Technology Partners,
Inc., expiring 12/31/2027 * 16,560 22,025
Greenrose Acquisition Corp.,
expiring 5/11/2024 * 90,000 64,800
Greenvision Acquisition
Corp., expiring 10/28/2024 * 170,000 155,125
Group Nine Acquisition Corp.,
expiring 1/14/2026 * 27,604 32,573
Growth Capital Acquisition
Corp., expiring 6/1/2027 * 48,300 30,188
GS Acquisition Holdings
Corp. II, expiring 8/20/2025 * 20,500 45,100
GX Acquisition Corp.,
expiring 5/24/2026 * 200,000 270,000
GX Acquisition Corp. II,
expiring 12/31/2028 * 137,666 126,653
Hamilton Lane Alliance
Holdings I, Inc., expiring
1/8/2026 * 27,583 24,827
Haymaker Acquisition Corp.
III, expiring 2/12/2027 (2)* 20,786 20,183
Health Assurance Acquisition
Corp., expiring 11/12/2025 * 95,166 170,347
Healthcare Capital Corp.,
expiring 3/8/2025 * 50,812 36,585
Healthcare Services
Acquisition Corp., expiring
12/31/2027 * 55,650 49,540
Hennessy Capital Investment
Corp. V, expiring 1/11/2026 * 20,630 50,337
Holicity, Inc., expiring
8/4/2027 * 113,920 421,504
Hudson Executive Investment
Corp. II, expiring 1/31/2027 * 20,775 24,722
Hudson Executive Investment
Corp. III, expiring 12/31/2028
(2)* 41,333 46,293
HumanCo Acquisition Corp.,
expiring 12/31/2027 * 15,277 18,332
Hunter Maritime Acquisition
Corp., expiring 3/21/2024
(3)*(b) 470,000 1,645
IG Acquisition Corp., expiring
10/5/2027 * 182,500 204,400
Industrial Tech Acquisitions,
Inc., expiring 6/8/2027 * 140,000 154,000
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.5% (continued)
Isleworth Healthcare
Acquisition Corp., expiring
8/2/2027 * 64,666 45,260
JOFF Fintech Acquisition
Corp., expiring 12/31/2027 * 27,727 28,282
Kensington Capital
Acquisition Corp. II, expiring
12/31/2027 * 20,675 35,561
Kingswood Acquisition Corp.,
expiring 5/1/2027 * 112,062 78,443
KINS Technology Group, Inc.,
expiring 12/31/2025 * 78,500 65,705
KL Acquisition Corp., expiring
1/12/2028 * 26,355 24,774
KludeIn I Acquisition Corp.,
expiring 7/8/2027 * 28,833 21,339
Landcadia Holdings III, Inc.,
expiring 10/1/2027 * 320,666 869,005
Lefteris Acquisition Corp.,
expiring 10/23/2025 * 185,333 203,866
Legato Merger Corp.,
expiring 12/31/2025 * 82,714 149,712
Leisure Acquisition Corp.,
expiring 12/28/2022 * 125,000 131,250
LGL Systems Acquisition
Corp., expiring 11/12/2026 * 14,375 26,234
Liberty Media Acquisition
Corp., expiring 12/31/2027 * 5,355 11,942
LightJump Acquisition Corp.,
expiring 12/31/2027 * 27,000 21,605
Lionheart Acquisition Corp. II,
expiring 2/14/2026 * 299,040 275,117
Live Oak Acquisition Corp. II,
expiring 12/7/2025 * 59,000 132,750
LMF Acquisition
Opportunities, Inc., expiring
1/31/2027 * 27,333 13,667
Locust Walk Acquisition
Corp., expiring 12/31/2027 * 26,570 26,570
Lux Health Tech Acquisition
Corp., expiring 11/30/2027 * 154,666 204,159
Mason Industrial Technology,
Inc., expiring 12/31/2027 * 50,518 45,451
MCAP Acquisition Corp.,
expiring 12/31/2027 * 49,333 49,826
MDH Acquisition Corp.,
expiring 2/2/2028 (2)* 42,000 34,856
MedTech Acquisition Corp.,
expiring 12/18/2025 * 45,166 44,836
Merida Merger Corp. I,
expiring 11/7/2026 * 75,000 89,250
Montes Archimedes
Acquisition Corp., expiring
12/31/2025 * 253,600 390,544
Motion Acquisition Corp.,
expiring 10/2/2027 * 138,461 206,307
Mudrick Capital Acquisition
Corp. II, expiring 9/10/2027 * 119,007 510,540
Music Acquisition Corp.
(The), expiring 2/5/2028 * 23,325 19,826

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.5% (continued)
NavSight Holdings, Inc.,
expiring 1/1/2030 * 284,800 484,160
Nebula Caravel Acquisition
Corp., expiring 10/1/2025 * 4,494 11,684
New Beginnings Acquisition
Corp., expiring 11/1/2026 * 54,400 63,104
Newbury Street Acquisition
Corp., expiring 12/31/2027 * 88,000 65,129
NewHold Investment Corp.,
expiring 3/10/2025 * 166,680 286,690
North Mountain Merger
Corp., expiring 9/16/2025 * 77,010 100,105
Northern Genesis Acquisition
Corp. II, expiring 12/31/2027
* 27,641 45,884
Northern Star Investment
Corp. II, expiring 1/31/2028 * 16,500 40,260
Novus Capital Corp. II,
expiring 12/31/2027 * 47,289 55,801
OCA Acquisition Corp.,
expiring 12/31/2027 * 55,769 38,687
Omnichannel Acquisition
Corp., expiring 12/30/2027 * 285,500 291,210
One Equity Partners Open
Water I Corp., expiring
12/31/2027 * 27,441 24,697
Osprey Technology
Acquisition Corp., expiring
12/30/2024 * 75,000 128,250
OTR Acquisition Corp.,
expiring 12/31/2025 * 54,347 45,657
Oyster Enterprises
Acquisition Corp., expiring
12/31/2027 * 41,500 27,813
Pershing Square Tontine
Holdings Ltd., expiring
7/24/2025 * 22,500 141,750
Pine Island Acquisition Corp.,
expiring 10/29/2027 * 190,333 230,322
Pivotal Investment Corp. III,
expiring 12/31/2027 * 16,566 20,045
PMV Consumer Acquisition
Corp., expiring 8/31/2027 * 146,000 125,545
Population Health Investment
Co., Inc., expiring 10/1/2025 * 38,400 41,088
Power & Digital Infrastructure
Acquisition Corp., expiring
2/12/2028 * 9,472 13,166
Priveterra Acquisition Corp.,
expiring 12/31/2027 * 31,100 31,100
Progress Acquisition Corp.,
expiring 12/31/2027 * 41,500 29,050
PROMECAP Acquisition
Co. SAB de CV, expiring
3/23/2023 (Mexico) (3)*(b) 400,000 18,060
Property Solutions Acquisition
Corp., expiring 8/28/2027 * 154,771 619,084
Property Solutions Acquisition
Corp. II, expiring 3/1/2026 * 74,100 97,071
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.5% (continued)
PropTech Investment Corp. II,
expiring 12/31/2027 * 57,659 59,100
Recharge Acquisition Corp.,
expiring 10/5/2027 * 139,000 113,980
Revolution Acceleration
Acquisition Corp., expiring
12/10/2026 * 42,800 85,600
Rice Acquisition Corp.,
expiring 10/26/2027 * 199,843 1,139,105
Rodgers Silicon Valley
Acquisition Corp., expiring
11/30/2025 * 48,150 495,945
Roman DBDR Tech
Acquisition Corp., expiring
10/31/2025 * 185,500 296,800
Rosecliff Acquisition Corp. I,
expiring 12/31/2027 * 27,555 22,320
Roth Ch Acquisition II Co.,
expiring 9/16/2025 * 27,250 43,600
Roth Ch Acquisition III Co.,
expiring 12/31/2027 * 1,566 2,568
Rotor Acquisition Corp.,
expiring 6/15/2027 * 41,416 50,942
Sandbridge Acquisition Corp.,
expiring 9/14/2027 * 174,850 244,790
Science Strategic Acquisition
Corp. Alpha, expiring
12/31/2027 * 27,494 23,648
SCP & CO Healthcare
Acquisition Co., expiring
1/27/2028 * 41,562 35,328
Seaport Global Acquisition
Corp., expiring 12/31/2025 * 86,250 74,175
Senior Connect Acquisition
Corp. I, expiring 12/31/2027 * 78,500 66,764
Seven Oaks Acquisition
Corp., expiring 12/22/2025 * 67,750 77,235
SilverBox Engaged Merger
Corp. I, expiring 12/31/2027 * 32,639 25,135
Simon Property Group
Acquisition Holdings, Inc.,
expiring 2/4/2026 * 16,600 24,236
Social Leverage Acquisition
Corp. I, expiring 12/31/2027 * 20,666 22,526
Software Acquisition Group,
Inc. II, expiring 3/17/2027 * 269,000 438,470
Spartacus Acquisition Corp.,
expiring 10/31/2027 * 275,000 338,250
Spartan Acquisition Corp. II,
expiring 11/28/2025 * 114,200 205,560
Spartan Acquisition Corp. III,
expiring 2/4/2026 * 20,694 24,626
Sports Entertainment
Acquisition Corp., expiring
10/30/2025 * 106,800 232,824
SportsTek Acquisition Corp.,
expiring 12/31/2027 * 68,700 52,212
Stable Road Acquisition
Corp., expiring 5/15/2026 * 62,500 262,500

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.5% (continued)
Star Peak Corp. II, expiring
12/24/2025 * 15,939 28,212
Starboard Value Acquisition
Corp., expiring 9/10/2027 * 42,720 86,722
Supernova Partners
Acquisition Co., Inc., expiring
10/13/2025 * 140,800 216,832
Sustainable Development
Acquisition I Corp., expiring
12/31/2028 * 41,836 39,748
Tailwind Acquisition Corp.,
expiring 9/7/2027 * 313,280 422,928
Tastemaker Acquisition Corp.,
expiring 12/31/2025 * 72,083 53,341
Thayer Ventures Acquisition
Corp., expiring 1/1/2030 * 57,400 74,620
Thimble Point Acquisition
Corp., expiring 2/4/2026 * 27,611 38,655
Thunder Bridge Capital
Partners III, Inc., expiring
2/15/2028 * 16,818 21,863
Tishman Speyer Innovation
Corp. II, expiring 12/31/2027
(2)* 16,633 21,122
TLG Acquisition One Corp.,
expiring 1/25/2028 * 27,727 21,974
Tribe Capital Growth Corp. I,
expiring 3/5/2026 * 63,888 84,332
Tuscan Holdings Corp.,
expiring 4/1/2026 * 148,458 617,585
Tuscan Holdings Corp. II,
expiring 7/16/2025 * 95,000 95,950
TWC Tech Holdings II Corp.,
expiring 9/15/2027 * 132,906 230,592
Twelve Seas Investment Co.
II, expiring 3/2/2028 * 32,933 29,310
USHG Acquisition Corp.,
expiring 12/31/2028 * 27,533 28,359
VectoIQ Acquisition Corp. II,
expiring 12/31/2027 * 31,400 42,076
Velocity Acquisition Corp.,
expiring 2/26/2027 * 27,541 24,236
Virtuoso Acquisition Corp.,
expiring 12/31/2027 * 48,125 80,369
Vistas Media Acquisition Co.,
Inc., expiring 8/1/2026 * 130,690 152,907
VPC Impact Acquisition
Holdings III, Inc., expiring
12/31/2027 * 26,666 42,132
Warrior Technologies
Acquisition Co., expiring
3/31/2028 * 41,416 31,476
Yellowstone Acquisition Co.,
expiring 10/21/2025 * 153,000 120,870
Zanite Acquisition Corp.,
expiring 10/8/2025 * 128,400 156,648
Z-Work Acquisition Corp.,
expiring 1/4/2026 * 27,555 24,800
26,438,480
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Construction & Engineering - 0.0% (d)
Limbach Holdings, Inc.,
expiring 7/20/2021 * 168,252 6,730
Consumer Finance - 0.0% (d)
Katapult Holdings, Inc.,
expiring 12/31/2026 * 100,000 319,000
Diversified Consumer Services - 0.0% (d)
OneSpaWorld Holdings
Ltd., expiring 3/19/2024
(Bahamas) * 99,990 309,969
Electrical Equipment - 0.1%
Eos Energy Enterprises, Inc.,
expiring 5/6/2026 * 171,047 1,231,538
Fusion Fuel Green plc,
expiring 12/10/2025
(Ireland) * 33,285 158,104
1,389,642
Electronic Equipment, Instruments & Components - 0.1%
Innoviz Technologies Ltd.,
expiring 4/5/2026 (Israel) * 155,150 511,995
Energy Equipment & Services - 0.1%
National Energy Services
Reunited Corp., expiring
6/6/2023 * 259,500 749,955
Entertainment - 0.0% (d)
CuriosityStream, Inc.,
expiring 10/14/2025 * 13,977 63,176
Health Care Providers & Services - 0.0% (d)
ATI Physical Therapy, Inc.,
expiring 8/10/2027 * 12,588 28,575
CareMax, Inc., expiring
7/16/2025 * 333 1,572
New Frontier Health Corp.,
expiring 7/25/2023 (Hong
Kong) (2)* 32,837 90,958
121,105
Health Care Technology - 0.0% (d)
UpHealth, Inc., expiring
7/1/2024 * 153,000 131,580
Hotels, Restaurants & Leisure - 0.0% (d)
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 * 39,607 39,607
Simplicity Esports and
Gaming Co., expiring
11/20/2023 * 54,045 14,322
Target Hospitality Corp.,
expiring 3/15/2024 * 24,153 13,289
67,218
Household Durables - 0.0% (d)
Landsea Homes Corp.,
expiring 1/7/2026 * 240,000 72,000

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Insurance - 0.0% (d)
International General
Insurance Holdings Ltd.,
expiring 3/17/2025 (Jordan) * 117,489 118,664
MetroMile, Inc., expiring
2/9/2026 * 23,390 52,160
Sagicor Financial Co. Ltd.,
expiring 12/5/2024 (Canada)
(2)* 154,500 28,043
Sirius International Insurance
Group Ltd., expiring
11/5/2023 (3)*(b) 276,625 109,267
308,134
Internet & Direct Marketing Retail - 0.1%
Original BARK Co. (The),
expiring 8/29/2025 * 232,911 810,530
IT Services - 0.1%
American Virtual Cloud
Technologies, Inc., expiring
4/7/2025 * 52,515 25,732
Grid Dynamics Holdings, Inc.,
expiring 9/30/2023 * 89,586 470,327
Verra Mobility Corp., expiring
10/17/2023 (2)* 66,666 369,996
866,055
Machinery - 0.1%
Lightning eMotors, Inc.,
expiring 7/2/2025 * 270,000 444,150
Mortgage Real Estate Investment Trusts (REITs) - 0.0% (d)
Broadmark Realty Capital,
Inc., expiring 11/15/2024 * 99,371 17,887
Oil, Gas & Consumable Fuels - 0.0% (d)
Brooge Energy Ltd., expiring
12/20/2024 (United Arab
Emirates) (3)*(b) 91,496 45,794
Falcon Minerals Corp.,
expiring 8/23/2023 * 222,879 43,462
NextDecade Corp., expiring
7/24/2022 (2)* 547,770 30,127
119,383
Personal Products - 0.0% (d)
Apollo Healthcare Corp.,
expiring 1/3/2022 (Canada) * 566,687 18,286
Pharmaceuticals - 0.1%
4d pharma plc, expiring
3/9/2026 (United Kingdom) * 89,649 87,856
Ayr Wellness, Inc., expiring
5/24/2024 (Canada) * 14,200 261,754
Beachbody Co., Inc. (The),
expiring 12/31/2027 * 38,066 113,437
NRX Pharmaceuticals, Inc.,
expiring 12/1/2022 * 100,000 356,000
Reviva Pharmaceuticals
Holdings, Inc., expiring
12/25/2025 * 202,293 101,187
920,234
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Professional Services - 0.0% (d)
Skillsoft Corp., expiring
6/11/2026 * 23,333 48,766
Software - 0.1%
GTY Technology Holdings,
Inc., expiring 2/19/2024 * 162,042 121,531
Kaleyra, Inc., expiring
3/6/2025 * 281,250 900,000
Phunware, Inc., expiring
12/26/2023 * 27,624 9,166
1,030,697
Specialty Retail - 0.0% (d)
Kaixin Auto Holdings, expiring
4/30/2024 (Hong Kong) (2)* 125,000 15,063
LXRandCo, Inc., expiring
6/9/2022 (Canada) (2)* 784,000 3,162
18,225
Trading Companies & Distributors - 0.0% (d)
Custom Truck One Source,
Inc., expiring 1/1/2025 * 47,752 110,875
TOTAL WARRANTS
(Cost $298,764) 39,574,480
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0% (d)
Health Care Equipment & Supplies - 0.0% (d)
DEMC Ltd., Class A (3)*(b)(c) 12,969 –
DEMC Ltd., Class A-2 (3)*(b)(c) 368,190,309 76,396
DEMC Ltd., Class A-3 (3)*(b)(c) 289,369,033,206 272,007
DEMC Ltd., Class B (3)*(b)(c) 10,488 –
DEMC Ltd., Class B-2 (3)*(b)(c) 513,897,326 514
DEMC Ltd., Class B-3 (3)*(b)(c) 489,352,292,604 –
TOTAL SECURITIES IN LITIGATION
(Cost $790,709) 348,917
UNITS - 11.9%
Capital Markets - 11.9%
890 5th Avenue Partners, Inc. *
1 10
Accelerate Acquisition Corp. *
2 20
Ackrell Spac Partners I Co. *
73,575 753,408
Advanced Merger Partners, Inc. *
2 20
AF Acquisition Corp. (2)*
2 20
Aldel Financial, Inc. (2)*
83,000 846,600
Archimedes Tech SPAC Partners
Co. * 132,000 1,312,080
Atlantic Avenue Acquisition Corp. *
292,000 2,969,640
Atlantic Coastal Acquisition Corp. *
1 10
Atlas Crest Investment Corp. II *
3 30
B Riley Principal 150 Merger Corp.
* 2 20
B Riley Principal 250 Merger Corp.
* 351,867 3,508,114
Big Sky Growth Partners, Inc. *
332,487 3,321,545
BOA Acquisition Corp. *
1 10
Broadscale Acquisition Corp. *
3 30

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Capital Markets - 11.9% (continued)
Carney Technology Acquisition
Corp. II * 489,429 4,889,396
Churchill Capital Corp. VI *
83,000 839,960
Churchill Capital Corp. VII *
83,000 830,830
Class Acceleration Corp. *
1 10
Climate Real Impact Solutions II
Acquisition Corp. * 3 30
Colicity, Inc. *
1 10
Colombier Acquisition Corp. *
234,900 2,330,208
Compute Health Acquisition Corp. *
2 21
Crucible Acquisition Corp. *
2 20
D & Z Media Acquisition Corp. *
1 10
Data Knights Acquisition Corp.
(United Kingdom) * 50,667 523,390
DD3 Acquisition Corp. II (Mexico) *
1 11
Decarbonization Plus Acquisition
Corp. II * 2 21
DHB Capital Corp. *
1 10
Digital Transformation
Opportunities Corp. * 1 10
DILA Capital Acquisition Corp. *
61,667 620,987
E.Merge Technology Acquisition
Corp. * 2 20
ECP Environmental Growth
Opportunities Corp. * 3 30
EG Acquisition Corp. *
467,000 4,670,000
Epiphany Technology Acquisition
Corp. * 2 20
Equity Distribution Acquisition
Corp. * 1 10
FinServ Acquisition Corp. II *
3 30
Fintech Acquisition Corp. V *
1 13
FinTech Acquisition Corp. VI *
150,706 1,520,624
Flame Acquisition Corp. *
1 10
Foresight Acquisition Corp. *
2 21
Forest Road Acquisition Corp. II *
1 10
Fortistar Sustainable Solutions
Corp. * 1 10
Fortress Value Acquisition Corp.
III * 1 10
Fortress Value Acquisition Corp.
IV * 5 50
FoxWayne Enterprises Acquisition
Corp. * 34,500 360,525
Fusion Acquisition Corp. II *
2 20
G&P Acquisition Corp. *
1 10
Gaming & Hospitality Acquisition
Corp. * 1 10
GigInternational1, Inc. (2)*
299,000 3,001,960
Glenfarne Merger Corp. (2)*
2 20
Global Consumer Acquisition Corp.
* 213,000 2,127,870
GO Acquisition Corp. *
2 20
Golden Arrow Merger Corp. *
1 10
Gores Guggenheim, Inc. *
2 20
Gores Holdings VII, Inc. *
5 50
Gores Holdings VIII, Inc. *
5 50
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Capital Markets - 11.9% (continued)
Gores Technology Partners II, Inc.
(2)* 2 20
Graf Acquisition Corp. IV *
365,000 3,631,750
GX Acquisition Corp. II *
2 20
Hamilton Lane Alliance Holdings
I, Inc. * 1 10
Haymaker Acquisition Corp. III *
3 30
Health Assurance Acquisition Corp.
* 2 21
Healthcare Capital Corp. *
1 10
Hudson Executive Investment
Corp. III * 2 20
Ignyte Acquisition Corp. (2)*
35,000 351,050
INSU Acquisition Corp. III *
74,200 745,710
InterPrivate II Acquisition Corp. *
82,500 822,525
InterPrivate III Financial Partners,
Inc. * 82,500 823,350
InterPrivate IV InfraTech Partners,
Inc. * 83,000 825,850
Jaws Hurricane Acquisition Corp. *
137,000 1,378,220
JOFF Fintech Acquisition Corp. *
2 20
Kadem Sustainable Impact Corp.
(2)* 303,095 3,012,764
KKR Acquisition Holdings I Corp. *
124,000 1,244,960
KL Acquisition Corp. *
2 20
Landcadia Holdings IV, Inc. *
338,000 3,363,100
Lefteris Acquisition Corp. *
1 10
Live Oak Mobility Acquisition Corp.
* 88,800 891,552
Logistics Innovation Technologies
Corp. * 245,571 2,443,432
Longview Acquisition Corp. II *
185,000 1,864,800
Lux Health Tech Acquisition Corp.
(2)* 2 21
M3-Brigade Acquisition II Corp. *
1,240,000 12,524,000
Maquia Capital Acquisition Corp. *
227,000 2,299,510
Mason Industrial Technology, Inc. *
2 20
MCAP Acquisition Corp. *
1 10
Mission Advancement Corp. *
111,000 1,108,890
Monument Circle Acquisition Corp.
* 82,750 830,810
NightDragon Acquisition Corp. *
83,333 838,330
Northern Genesis Acquisition Corp.
III * 230,000 2,323,000
Northern Lights Acquisition Corp. *
91,333 931,597
Northern Star Investment Corp. III *
82,667 826,670
Northern Star Investment Corp.
IV * 82,667 826,670
OceanTech Acquisitions I Corp.
(2)* 104,000 1,040,000
One Equity Partners Open Water
I Corp. * 2 20
Orion Acquisition Corp. *
83,333 826,663
Osiris Acquisition Corp. (2)*
508,000 5,039,360
Periphas Capital Partnering Corp.
(2)* 76,167 1,899,605
Pine Island Acquisition Corp. *
1 10

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Capital Markets - 11.9% (continued)
Pine Technology Acquisition Corp. *
640,000 6,380,800
Pivotal Investment Corp. III *
3 30
Post Holdings Partnering Corp. *
193,890 2,014,517
Power & Digital Infrastructure
Acquisition Corp. * 1 10
PropTech Investment Corp. II *
1 10
PWP Forward Acquisition Corp. I *
161,667 1,608,587
Revolution Healthcare Acquisition
Corp. * 82,533 827,806
Rosecliff Acquisition Corp. I *
2 20
Rotor Acquisition Corp. *
1 11
RXR Acquisition Corp. *
92,500 921,300
Sandbridge X2 Corp. *
82,500 825,825
SCP & CO Healthcare Acquisition
Co. * 1 10
Shelter Acquisition Corp. I *
196,667 1,964,703
Silver Spike Acquisition Corp. II *
80,000 805,600
Social Leverage Acquisition Corp.
I * 3 30
Spartan Acquisition Corp. III *
2 20
Stratim Cloud Acquisition Corp. *
444,000 4,440,000
Sustainable Development
Acquisition I Corp. * 1 10
TCW Special Purpose Acquisition
Corp. * 410,439 4,092,077
Tech and Energy Transition Corp. *
370,000 3,700,000
Thunder Bridge Capital Partners
III, Inc. * 4 40
Thunder Bridge Capital Partners
IV, Inc. * 322,000 3,197,460
Tishman Speyer Innovation Corp.
II * 2 20
TLG Acquisition One Corp. *
2 20
Tribe Capital Growth Corp. I *
3 30
Twelve Seas Investment Co. II *
1 10
USHG Acquisition Corp. *
1 10
Velocity Acquisition Corp. *
2 20
VPC Impact Acquisition Holdings
II * 106,667 1,070,937
Warburg Pincus Capital Corp. I-B
(2)* 60,000 595,200
Warrior Technologies Acquisition
Co. * 1 10
Zimmer Energy Transition
Acquisition Corp. * 482,000 4,839,280
Z-Work Acquisition Corp. *
2 20
TOTAL UNITS
(Cost $124,360,601) 124,426,757
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 40.1%
INVESTMENT COMPANIES - 27.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (h)(i) 1,607,108 1,607,108
Limited Purpose Cash Investment
Fund, 0.01% (h)(j) 290,994,730 290,878,331
UBS Select Treasury Preferred
Fund, Class I, 0.01% (h) 1,680 1,680
TOTAL INVESTMENT COMPANIES
(Cost $292,483,487) 292,487,119
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 12.2%
U.S. Treasury Bills
0.09%, 7/22/2021 (2)(a)(k) $ 7,376,000 7,375,805
0.08%, 7/29/2021 (2)(a)(k) 23,789,000 23,788,139
0.07%, 8/5/2021 (2)(a)(k)(l) 12,500,000 12,499,465
0.05%, 8/12/2021 (2)(k)(l) 6,387,000 6,386,609
0.06%, 8/19/2021 (2)(k)(l) 22,703,000 22,701,602
0.05%, 8/26/2021 (2)(k)(l) 20,528,000 20,526,643
0.06%, 9/2/2021 (2)(k)(l) 34,757,000 34,754,020
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $128,030,038) 128,032,283
TOTAL SHORT-TERM INVESTMENTS
(Cost $420,513,525) 420,519,402
TOTAL LONG POSITIONS
(Cost $1,129,939,582) 1,215,111,965
SHARES
SHORT POSITIONS - (22.9)%
COMMON STOCKS - (21.3)%
Aerospace & Defense - 0.0% (d)
PAE, Inc. * (37,332) (332,255)
Airlines - (2.3)%
American Airlines Group, Inc. *
(613,717) (13,016,938)
Southwest Airlines Co. *
(212,515) (11,282,421)
(24,299,359)
Automobiles - 0.0% (d)
Winnebago Industries, Inc. (1,648) (111,998)
Biotechnology - (2.0)%
Avid Bioservices, Inc. *
(86,738) (2,224,830)
BioMarin Pharmaceutical, Inc. *
(2,480) (206,931)
DermTech, Inc. *
(84,770) (3,523,889)
Dynavax Technologies Corp. *
(203,989) (2,009,292)
Inovio Pharmaceuticals, Inc. *
(316,146) (2,930,673)
Ionis Pharmaceuticals, Inc. *
(51,509) (2,054,694)
Ironwood Pharmaceuticals, Inc. *
(345,119) (4,441,681)
MannKind Corp. *
(449,597) (2,450,304)
PTC Therapeutics, Inc. *
(24,970) (1,055,482)
(20,897,776)
Capital Markets - (0.1)%
Coinbase Global, Inc., Class A *
(2,119) (536,743)
Penson Worldwide, Inc. (3)*(b)
(212,307) –

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - (0.1)% (continued)
WisdomTree Investments, Inc.
(57,450) (356,190)
(892,933)
Communications Equipment - (0.5)%
Harmonic, Inc. *
(170,047) (1,448,800)
Infinera Corp. *
(314,063) (3,203,443)
(4,652,243)
Construction & Engineering - 0.0% (d)
Limbach Holdings, Inc. * (10,000) (92,600)
Consumer Finance - (0.1)%
EZCORP, Inc., Class A *
(29,057) (175,214)
LendingTree, Inc. *
(5,204) (1,102,623)
(1,277,837)
Diversified Consumer Services - 0.0% (d)
OneSpaWorld Holdings Ltd.
(Bahamas) * (29,997) (290,671)
Diversified Telecommunication Services - (0.1)%
Bandwidth, Inc., Class A * (10,250) (1,413,680)
Electrical Equipment - (1.2)%
Plug Power, Inc. * (362,481) (12,393,225)
Electronic Equipment, Instruments & Components - (0.3)%
Insight Enterprises, Inc. *
(16,906) (1,690,769)
OSI Systems, Inc. *
(12,684) (1,289,202)
(2,979,971)
Energy Equipment & Services - (0.2)%
Helix Energy Solutions Group,
Inc. * (39,209) (223,883)
National Energy Services Reunited
Corp. * (110,323) (1,572,103)
(1,795,986)
Entertainment - (0.2)%
Spotify Technology SA * (5,765) (1,588,776)
Food & Staples Retailing - 0.0% (d)
Chefs' Warehouse, Inc. (The) * (11,363) (361,684)
Food Products - (0.2)%
Beyond Meat, Inc. * (13,577) (2,138,242)
Health Care Equipment & Supplies - (0.7)%
China Medical Technologies, Inc.,
ADR (China) (3)*(b) (35,303) –
Cutera, Inc. *
(68,695) (3,368,116)
Haemonetics Corp. *
(2,203) (146,808)
NuVasive, Inc. *
(255) (17,284)
Varex Imaging Corp. *
(120,649) (3,235,806)
(6,768,014)
Health Care Providers & Services - (1.2)%
Accolade, Inc. *
(26,742) (1,452,358)
Anthem, Inc.
(18,054) (6,893,017)
New Frontier Health Corp., Class A
(Hong Kong) * (25,146) (280,881)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - (1.2)% (continued)
Oak Street Health, Inc. *
(73,637) (4,312,919)
(12,939,175)
Health Care Technology - (0.3)%
Evolent Health, Inc., Class A *
(132,174) (2,791,515)
Vocera Communications, Inc. *
(12,537) (499,599)
(3,291,114)
Hotels, Restaurants & Leisure - (3.0)%
Bloomin' Brands, Inc. *
(75,457) (2,047,903)
Carnival Corp. *
(849,600) (22,395,456)
DraftKings, Inc., Class A *
(25,071) (1,307,954)
Royal Caribbean Cruises Ltd. *
(65,782) (5,609,889)
Target Hospitality Corp. *
(4,831) (17,923)
(31,379,125)
Household Durables - (0.1)%
GoPro, Inc., Class A * (102,428) (1,193,286)
Insurance - (0.2)%
HCI Group, Inc. (18,554) (1,844,824)
Interactive Media & Services - (1.1)%
Eventbrite, Inc., Class A *
(56,623) (1,075,837)
JOYY, Inc., ADR (China)
(1,429) (94,271)
Match Group, Inc. *
(49,404) (7,966,395)
Snap, Inc., Class A *
(21,011) (1,431,690)
TripAdvisor, Inc. *
(14,480) (583,544)
(11,151,737)
Internet & Direct Marketing Retail - (0.2)%
Groupon, Inc. *
(34,314) (1,480,992)
Pinduoduo, Inc., ADR (China) *
(5,880) (746,878)
(2,227,870)
IT Services - (0.5)%
Fastly, Inc., Class A *
(14,008) (834,877)
I3 Verticals, Inc., Class A *
(25,623) (774,327)
Limelight Networks, Inc. *
(22,099) (69,612)
Okta, Inc. *
(8,481) (2,075,131)
Square, Inc., Class A *
(2,957) (720,916)
Verra Mobility Corp. *
(64,494) (991,273)
(5,466,136)
Machinery - (0.2)%
Greenbrier Cos., Inc. (The) (41,480) (1,807,698)
Media - (1.7)%
Cable One, Inc.
(2,285) (4,370,771)
DISH Network Corp., Class A *
(141,043) (5,895,597)
Magnite, Inc. *
(58,311) (1,973,244)
ViacomCBS, Inc., Class A
(104,295) (5,053,093)
(17,292,705)
Metals & Mining - (0.1)%
Fortuna Silver Mines, Inc.
(Canada) * (267,981) (1,487,295)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - (0.4)%
Falcon Minerals Corp.
(75,000) (381,000)
Pembina Pipeline Corp. (Canada)
(114,248) (3,630,388)
Scorpio Tankers, Inc. (Monaco)
(12,939) (285,305)
(4,296,693)
Pharmaceuticals - (0.3)%
Omeros Corp. *
(189,128) (2,806,660)
Trulieve Cannabis Corp. *
(18,586) (696,750)
(3,503,410)
Real Estate Management & Development - (0.3)%
Colliers International Group, Inc.
(Canada) (11,644) (1,303,895)
Realogy Holdings Corp. *
(10,414) (189,743)
Redfin Corp. *
(27,519) (1,744,980)
(3,238,618)
Semiconductors & Semiconductor Equipment - (0.6)%
Canadian Solar, Inc. (Canada) *
(73,385) (3,290,584)
Enphase Energy, Inc. *
(11,554) (2,121,661)
MACOM Technology Solutions
Holdings, Inc. * (18,251) (1,169,524)
(6,581,769)
Software - (3.2)%
Datadog, Inc., Class A *
(97,277) (10,124,590)
Dropbox, Inc., Class A *
(171,987) (5,212,926)
Five9, Inc. *
(8,488) (1,556,614)
Kaleyra, Inc. (Italy) *
(12,500) (153,000)
Progress Software Corp.
(22,029) (1,018,841)
PROS Holdings, Inc. *
(101,191) (4,611,274)
Rapid7, Inc. *
(21,658) (2,049,497)
Rimini Street, Inc. *
(25,156) (154,961)
RingCentral, Inc., Class A *
(15,731) (4,571,114)
Tyler Technologies, Inc. *
(8,375) (3,788,599)
(33,241,416)
TOTAL COMMON STOCKS
(Proceeds $(192,389,150)) (223,230,121)
PRINCIPAL
AMOUNT
CONVERTIBLE BONDS - (1.4)%
Entertainment - (0.3)%
Live Nation Entertainment, Inc.
2.50%, 3/15/2023 (2) $ (2,350,000) (3,281,305)
Hotels, Restaurants & Leisure - (0.8)%
Booking Holdings, Inc.
0.75%, 5/1/2025 (2) (6,200,000) (8,766,800)
Life Sciences Tools & Services - (0.3)%
Illumina, Inc.
0.00%, 8/15/2023 (2) (2,350,000) (2,958,062)
TOTAL CONVERTIBLE BONDS
(Proceeds $(12,058,848)) (15,006,167)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - (0.2)%
U.S. Treasury Bonds
1.88%, 2/15/2051 (2) $ (673,900) (643,785)
U.S. Treasury Notes
0.88%, 6/30/2026 (2) (815,700) (815,700)
1.63%, 5/15/2031 (2) (718,800) (730,705)
TOTAL U.S. TREASURY OBLIGATIONS
(Proceeds $(2,185,490)) (2,190,190)
TOTAL SHORT POSITIONS
(Proceeds $(206,633,488)) (240,426,478)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 93.0%
(Cost $923,306,094) 974,685,487
OTHER ASSETS IN EXCESS OF
LIABILITIES - 7.0% (m) 73,599,671
NET ASSETS - 100.0% 1,048,285,158
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 19,038,483 1.8%
Consumer Discretionary 30,140,387 2.9
Consumer Staples 3,290,549 0.3
Energy 2,193,009 0.2
Financials 349,723,757 33.4
Health Care 47,003,439 4.5
Industrials 18,253,211 1.7
Information Technology 69,530,850 6.6
Materials 1,391,229 0.1
Real Estate 13,279,926 1.3
U.S. Treasury Obligations (1,459,485) (0.1)
Utilities 1,780,730 0.2
Short-Term Investments 420,519,402 40.1
Total Investments In Securities
At Value 974,685,487 93.0
Other Assets in Excess of
Liabilities (m ) 73,599,671 7.0
Net Assets
$ 1,048,285,158 100.0%

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $379,209,121; additional securities sold but not yet settled totaling $1,925,520 were also segregated. In addition, $33,284,917 of cash collateral was pledged.
(b) Security fair valued as of June 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June
30, 2021 amounted to $3,923,361, which represents approximately 0.37% of net assets of the fund.
(c) Restricted Security.
(d) Represents less than 0.05% of net assets.
(e) Defaulted security.
(f) Payment in-kind security.
(g) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2021 amounted to $210,358,989, which represents approximately 20.07% of net assets of the fund.
(h) Represents 7-day effective yield as of June 30, 2021.
(i) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(j) For the period ended June 30, 2021, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(k) The rate shown was the effective yield at the date of purchase.
(l) All or a portion of the security pledged as collateral for swap contracts.
(m) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
Affiliate
Value
At
12/31/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2021
Shares
Held At
6/30/2021
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 27.8%
INVESTMENT COMPANIES - 27.8%
Limited Purpose
Cash Investment
Fund,
0.01% (a)
(Cost $290,874,699) $267,534,637 $906,393,335 $(883,065,166) $(22,664) $38,189 $290,878,331 290,994,730 $16,616 $–
(a) Represents 7-day effective yield as of June 30, 2021.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Level 3 security (See Note 5).
Credit default swap contracts outstanding - buy protection as of June 30, 2021:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
36.V1 5.00 % Quarterly 6/20/2026 2.74 % USD 20,350,000 $ (1,715,029) $ (381,572) $ (2,096,601)
$ (1,715,029) $ (381,572) $ (2,096,601)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
Total return swap contracts outstanding as of June 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (0.24%) Monthly GSIN 09/15/2021 USD (88,756) $ (670)
(670)
$ (670)
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
S&P 500 E-Mini Index (88) 9/2021 USD $ (18,869,840) $ (228,813)
U.S. Treasury 10 Year Note (4) 9/2021 USD (530,000) (2,257)
U.S. Treasury 5 Year Note (454) 9/2021 USD (56,037,078) 123,840
$ (107,230)
Forward foreign currency contracts outstanding as of June 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 7,724,909 CAD 9,337,262 CITI 9/15/2021 $ 192,672
USD 7,724,887 CAD 9,337,248 JPMC 9/15/2021 192,662
USD 13,960,745 EUR 11,416,728 CITI 9/15/2021 401,896
USD 4,811,779 EUR 3,930,780 JPMC 9/15/2021 143,466
Total unrealized appreciation 930,696
CAD 1,818,487 USD 1,504,729 CITI 9/15/2021 (37,782)
CAD 1,818,484 USD 1,504,729 JPMC 9/15/2021 (37,783)
Total unrealized depreciation (75,565)
Net unrealized appreciation $ 855,131

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
Total Return Basket Swaps Outstanding at June 30, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the LIBOR plus
or minus a specified spread
(-1.25%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
53-65 months
maturity
07/11/2024 $345,695 $17,247 $2,183 $19,430
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the SONIA plus
or minus a specified spread
(0.03%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
56-60 months
maturity ranging
from 01/14/2026
- 05/28/2026 $6,232,296 $59,741 $1,325,120 $1,384,861
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the Federal Funds
Floating Rate plus or minus a
specified spread (0.11%), which
is denominated in USD based
on the local currencies of the
positions within the swap.
44-45 months
maturity
01/13/2025 $5,388,481 $(129,456) $16,332 $(113,124)
JPMC The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the Federal Funds
Floating Rate plus or minus
a specified spread (-1.00%),
which is denominated in USD
based on the local currencies of
the positions within the swap.
40-61 months
maturity
07/03/2023 $710,537 $(16,347) $36,897 $20,550

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the
total return on a portfolio of
short equity positions and
fixed income positions and
pays or receives the OBFR
and LIBOR plus or minus a
specified spread (-0.03% to
0.07%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
61 months
maturity
06/25/2025 $473,168,859 $9,344,847 $1,455,997 $10,800,844
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
Israel
Wix.com Ltd., 0.00%, 8/15/2025 7,525,000 7,882,438 (352,170) (3.3)
Panama
Copa Holdings SA, 4.50%, 4/15/2025 5,500,000 9,039,154 3,005,104 27.8
United States
1Life Healthcare, Inc., 3.00%, 6/15/2025 6,325,000 6,993,625 65,827 0.6
Airbnb, Inc., 0.00%, 3/15/2026 10,500,000 9,896,250 13,125 0.1
Allegheny Technologies, Inc., 3.50%, 6/15/2025 4,650,000 7,229,030 2,728,331 25.3
Blackline, Inc., 0.00%, 3/15/2026 9,550,000 9,168,000 119,375 1.1
Box, Inc., 0.00%, 1/15/2026 8,700,000 10,320,810 1,050,090 9.7
Ceridian HCM Holding, Inc., 0.25%, 3/15/2026 11,175,000 11,176,975 204,678 1.9
Chegg, Inc., 0.00%, 9/1/2026 9,620,000 9,995,180 (1,156,942) (10.7)
CNX Resources Corp., 2.25%, 5/1/2026 14,080,000 18,300,215 363,366 3.4
Coherus Biosciences, Inc., 1.50%, 4/15/2026 7,600,000 7,791,870 (1,031,981) (9.6)
Coupa Software, Inc., 0.38%, 6/15/2026 5,375,000 6,201,616 (1,639,477) (15.2)
CryoLife, Inc., 4.25%, 7/1/2025 2,950,000 4,290,406 1,210,512 11.2
CyberArk Software Ltd., 0.00%, 11/15/2024 5,750,000 6,217,475 506,385 4.7
Dexcom, Inc., 0.25%, 11/15/2025 4,775,000 4,988,415 122,595 1.1
Exact Sciences Corp., 0.38%, 3/1/2028 6,700,000 8,291,213 1,960,188 18.1
FireEye, Inc., 0.88%, 6/1/2024 5,175,000 5,848,227 982,407 9.1
GEO Corrections Holdings, Inc., 6.50%, 2/23/2026 8,500,000 8,471,063 152,094 1.4
Glaukos Corp., 2.75%, 6/15/2027 6,025,000 10,279,868 2,662,418 24.7
Innoviva, Inc., 2.50%, 8/15/2025 9,300,000 10,242,116 697,243 6.5
Liberty Media Corp., 0.50%, 12/1/2050 6,950,000 7,998,808 690,571 6.4
LivaNova USA, Inc., 3.00%, 12/15/2025 2,925,000 4,506,508 1,139,833 10.6
Luminex Corp., 3.00%, 5/15/2025 9,800,000 9,837,549 (843,795) (7.8)
Match Group Financeco 2, Inc., 0.88%, 6/15/2026 5,150,000 9,867,439 2,311,426 21.4
Palo Alto Networks, Inc., 0.38%, 6/1/2025 11,475,000 15,609,527 2,955,540 27.4
Palo Alto Networks, Inc., 0.75%, 7/1/2023 4,125,000 6,027,656 1,347,324 12.5
Parsons Corp., 0.25%, 8/15/2025 9,900,000 10,488,487 (443,231) (4.1)
PetIQ, Inc., 4.00%, 6/1/2026 2,975,000 4,464,817 200,089 1.9
Splunk, Inc., 1.13%, 6/15/2027 5,725,000 5,581,112 (720,249) (6.7)
Stride, Inc., 1.13%, 9/1/2027 7,425,000 6,904,755 72,967 0.7
Twitter, Inc., 0.00%, 3/15/2026 9,475,000 9,036,781 319,781 3.0
Under Armour, Inc., 1.50%, 6/1/2024 2,175,000 4,273,228 673,138 6.2
Veeco Instruments, Inc., 3.75%, 6/1/2027 3,675,000 6,890,941 2,605,920 24.1
Wayfair, Inc., 0.63%, 10/1/2025 13,000,000 13,865,258 49,088 0.5

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
WisdomTree Investments, Inc., 4.25%, 6/15/2023 4,400,000 5,345,815 999,240 9.3
SHARES
Short Positions
Common Stocks
Panama
Copa Holdings SA (89,427) (6,736,536) (1,449,399) (13.4)
United States
Allegheny Technologies, Inc. (234,212) (4,883,320) (1,645,844) (15.2)
Box, Inc. (232,743) (5,946,584) (1,168,457) (10.8)
Ceridian HCM Holding, Inc. (46,491) (4,459,417) (313,570) (2.9)
Chegg, Inc. (55,456) (4,608,948) 712,530 6.6
CNX Resources Corp. (800,498) (10,934,803) (192,407) (1.8)
Exact Sciences Corp. (41,243) (5,126,917) (600,607) (5.6)
GEO Group, Inc. (The) (663,415) (4,723,515) (186,827) (1.7)
Glaukos Corp. (90,222) (7,653,532) (2,002,875) (18.5)
Live Nation Entertainment, Inc. (48,594) (4,256,348) (373,213) (3.5)
Match Group, Inc. (52,371) (8,444,824) (1,805,534) (16.7)
Palo Alto Networks, Inc. (41,619) (15,442,730) (1,624,837) (15.0)
Parsons Corp. (127,997) (5,037,962) 26,897 0.2
Veeco Instruments, Inc. (226,093) (5,435,276) (2,019,385) (18.7)
Wayfair, Inc. (16,828) (5,312,768) (42,830) (0.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the AOISR
plus or minus a specified
spread (0.04%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
58-61 months
maturity ranging
from 03/11/2026
- 06/11/2026 $14,375,687 $193,073 $(6,906) $186,167
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Altium Ltd. 80,688 2,221,265 146,567 78.7
Bingo Industries Ltd. 2,660,460 6,848,428 6,443 3.5
Vocus Group Ltd. 1,283,975 5,305,994 40,063 21.5

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-0.29% to 0.03%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
61 months
maturity
ranging from
12/26/2024
- 07/01/2026 $584,962,053 $1,518,214 $1,449,528 $2,967,742
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Aerojet Rocketdyne Holdings, Inc. 239,149 11,548,505 (760,701) (25.6)
Alexion Pharmaceuticals, Inc. 36,886 6,776,327 731,218 24.6
At Home Group, Inc. 247,575 9,120,663 (999) (0.0)
Athene Holding Ltd. 79,141 5,342,018 1,314,447 44.3
Boston Private Financial Holdings, Inc. 531,542 7,840,244 916,543 30.9
Cabot Oil & Gas Corp. 699,242 12,208,765 595,028 20.0
Cadence Bancorp 295,542 6,170,917 (306,257) (10.3)
Change Healthcare, Inc. 337,123 7,767,314 (307,502) (10.4)
Coherent, Inc. 36,140 9,553,248 2,206,418 74.3
Domtar Corp. 194,681 10,699,668 89,263 3.0
Flagstar Bancorp, Inc. 248,361 10,498,219 (1,126,402) (38.0)
Forterra, Inc. 321,925 7,568,457 50,649 1.7
IHS Markit Ltd. 119,494 13,462,194 2,859,342 96.3
Kansas City Southern 24,554 6,957,867 798,571 26.9
Knoll, Inc. 244,300 6,349,357 616,944 20.8
Lydall, Inc. 79,192 4,792,700 (58,059) (2.0)
Magellan Health, Inc. 82,704 7,790,717 85,314 2.9
Maxim Integrated Products, Inc. 163,745 17,252,173 4,487,991 151.2
Navistar International Corp. 210,982 9,388,699 88,952 3.0
Nuance Communications, Inc. 204,304 11,122,310 292,952 9.9
ORBCOMM, Inc. 657,301 7,388,063 (27,193) (0.9)
People's United Financial, Inc. 923,159 15,822,945 (1,078,497) (36.3)
PNM Resources, Inc. 193,490 9,436,507 (188,364) (6.3)
PPD, Inc. 280,233 12,915,939 (26,657) (0.9)
PRA Health Sciences, Inc. 86,380 14,270,840 433,012 14.6
Proofpoint, Inc. 50,575 8,787,912 70,101 2.4
Slack Technologies, Inc. 117,026 5,184,252 152,000 5.1
Sportsman's Warehouse Holdings, Inc. 588,252 10,453,238 151,633 5.1
Talend SA, ADR 102,539 6,726,558 125,765 4.2
VEREIT, Inc. 218,522 10,036,715 (431,358) (14.5)
W R Grace & Co. 178,023 12,304,950 114,343 3.9
Weingarten Realty Investors 307,546 9,863,000 288,387 9.7
Welbilt, Inc. 410,950 9,513,492 1,140,487 38.4
Willis Towers Watson plc 52,143 11,993,933 422,213 14.2
Xilinx, Inc. 63,497 9,184,206 1,509,702 50.9

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
China
HUYA, Inc., ADR (305,596) (5,393,769) 451,905 15.2
Ireland
ICON plc (35,632) (7,365,491) (93,010) (3.1)
United States
Advanced Micro Devices, Inc. (109,431) (10,278,854) (1,898,916) (64.0)
Analog Devices, Inc. (103,160) (17,760,026) (4,481,670) (151.0)
Aon plc (56,314) (13,445,531) (1,346,364) (45.4)
Apollo Global Management, Inc. (90,933) (5,656,033) (1,257,430) (42.4)
BancorpSouth Bank (206,879) (5,860,882) 359,181 12.1
Cimarex Energy Co. (174,182) (12,619,486) (600,296) (20.2)
Kimco Realty Corp. (433,025) (9,028,571) (282,088) (9.5)
M&T Bank Corp. (108,933) (15,829,054) 1,358,642 45.8
Middleby Corp. (The) (50,957) (8,828,810) (204,148) (6.9)
New York Community Bancorp, Inc. (997,326) (10,990,533) 1,087,687 36.7
Realty Income Corp. (154,058) (10,281,831) 371,181 12.5
S&P Global, Inc. (33,912) (13,919,180) (2,960,771) (99.8)
SVB Financial Group (12,122) (6,745,044) (916,648) (30.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays or
receives the Federal Funds
Floating Rate plus or minus
a specified spread (0.02% to
0.11%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
61 months
maturity
ranging from
03/24/2025
- 06/03/2026 $120,248,891 $(1,048,682) $(517,844) $(1,566,526)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
7GC & Co. Holdings, Inc. 135,500 1,314,350 (23,035) 1.5
Aequi Acquisition Corp. 171,000 1,667,250 (22,230) 1.4
Altitude Acquisition Corp. 192,600 1,885,554 (102,078) 6.5
Capstar Special Purpose Acquisition Corp. 192,000 1,879,680 3,840 (0.2)
Cascade Acquisition Corp. 206,500 2,040,220 (8,260) 0.5
CBRE Acquisition Holdings, Inc. 163,143 1,584,119 (32,629) 2.1
CC Neuberger Principal Holdings II 150,000 1,483,500 (1,500) 0.1
CF Acquisition Corp. IV 135,500 1,312,995 – 0.0
CHP Merger Corp. 148,700 1,479,565 81,785 (5.2)
Concord Acquisition Corp. 230,666 2,272,060 – 0.0
Conx Corp. 220,000 2,169,200 (52,800) 3.4
Corner Growth Acquisition Corp. 181,200 1,764,888 (38,052) 2.4
DPCM Capital, Inc. 233,598 2,307,948 (72,415) 4.6

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
E.Merge Technology Acquisition Corp. 200,000 1,952,000 16,000 (1.0)
East Resources Acquisition Co. 338,000 3,298,880 6,760 (0.4)
Epiphany Technology Acquisition Corp. 196,248 1,909,493 5,887 (0.4)
Equity Distribution Acquisition Corp. 134,799 1,329,118 (4,044) 0.3
Executive Network Partnering Corp. 187,500 1,826,250 (26,250) 1.7
GO Acquisition Corp. 219,598 2,147,668 (92,231) 5.9
Golden Falcon Acquisition Corp. 129,850 1,262,142 (5,402) 0.3
Health Assurance Acquisition Corp. 128,489 1,286,175 (89,942) 5.7
IG Acquisition Corp. 165,000 1,607,100 (16,500) 1.1
Industrial Tech Acquisitions, Inc. 126,800 1,273,072 2,536 (0.2)
Khosla Ventures Acquisition Co. II 181,500 1,798,665 (39,930) 2.5
Khosla Ventures Acquisition Co. III 150,500 1,489,950 (12,040) 0.8
Kingswood Acquisition Corp. 149,416 1,499,091 9,413 (0.6)
KINS Technology Group, Inc. 157,000 1,548,020 – 0.0
Lefteris Acquisition Corp. 355,999 3,470,990 (160,200) 10.2
Lionheart Acquisition Corp. II 398,080 3,925,069 59,712 (3.8)
Live Oak Acquisition Corp. II 177,000 1,755,840 (47,790) 3.1
Lux Health Tech Acquisition Corp. 243,998 2,413,140 (163,479) 10.4
MedTech Acquisition Corp. 135,500 1,322,480 (13,550) 0.9
Montes Archimedes Acquisition Corp. 156,230 1,545,115 (7,030) 0.4
North Mountain Merger Corp. 154,020 1,498,615 (47,746) 3.0
Omnichannel Acquisition Corp. 371,000 3,646,930 (37,100) 2.4
OTR Acquisition Corp. 108,695 1,091,298 3,261 (0.2)
Pine Island Acquisition Corp. 370,999 3,609,820 (241,149) 15.4
PMV Consumer Acquisition Corp. 200,000 1,950,000 (34,000) 2.2
Population Health Investment Co., Inc. 115,200 1,130,112 (11,520) 0.7
Property Solutions Acquisition Corp. II 196,400 1,891,332 (9,820) 0.6
PropTech Investment Corp. II 172,977 1,684,796 (32,866) 2.1
Recharge Acquisition Corp. 128,000 1,255,680 (20,480) 1.3
Roman DBDR Tech Acquisition Corp. 171,000 1,728,810 1,710 (0.1)
Seaport Global Acquisition Corp. 115,000 1,145,400 10,350 (0.7)
Senior Connect Acquisition Corp. I 157,000 1,527,610 (32,970) 2.1
Spartacus Acquisition Corp. 400,000 4,020,000 64,000 (4.1)
Thayer Ventures Acquisition Corp. 114,800 1,153,740 13,202 (0.8)
Vistas Media Acquisition Co., Inc. 130,690 1,305,593 2,614 (0.2)
Yellowstone Acquisition Co. 156,000 1,567,800 (7,800) 0.5
Zanite Acquisition Corp. 127,113 1,278,757 (8,898) 0.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of short
equity positions and fixed
income positions and pays
or receives the LIBOR and
Federal Funds Floating Rate
plus or minus a specified
spread (-0.09% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
57-61 months
maturity
ranging from
09/06/2024
- 04/30/2025 $250,020,293 $23,613,419 $1,220,260 $24,833,679
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
(Continued)
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
United States
Akamai Technologies, Inc., 0.38%, 9/1/2027 14,525,000 16,823,500 866,924 3.5
Atlas Air Worldwide Holdings, Inc., 1.88%, 6/1/2024 11,975,000 15,294,014 3,337,444 13.4
Benefitfocus, Inc., 1.25%, 12/15/2023 2,625,000 2,478,712 524,181 2.1
Cleveland-Cliffs, Inc., 1.50%, 1/15/2025 4,525,000 12,644,769 7,582,153 30.5
DISH Network Corp., 3.38%, 8/15/2026 3,975,000 4,107,101 390,975 1.6
Granite Construction, Inc., 2.75%, 11/1/2024 3,800,000 5,504,452 2,538,313 10.2
Guess?, Inc., 2.00%, 4/15/2024 6,740,000 8,394,430 1,552,625 6.3
Infinera Corp., 2.13%, 9/1/2024 3,325,000 4,089,724 1,153,747 4.6
KBR, Inc., 2.50%, 11/1/2023 1,200,000 1,886,573 574,566 2.3
Lannett Co., Inc., 4.50%, 10/1/2026 4,400,000 2,712,254 (467,846) (1.9)
Liberty Media Corp., 2.75%, 12/1/2049 2,775,000 2,914,421 464,018 1.9
Lumentum Holdings, Inc., 0.50%, 12/15/2026 10,050,000 10,844,137 (438,346) (1.8)
Lumentum Holdings, Inc., 0.25%, 3/15/2024 6,900,000 10,057,545 1,133,505 4.6
NuVasive, Inc., 0.38%, 3/15/2025 5,000,000 4,933,626 476,155 1.9
OPKO Health, Inc., 4.50%, 2/15/2025 5,075,000 6,709,035 2,808,897 11.3
Sarepta Therapeutics, Inc., 1.50%, 11/15/2024 1,375,000 1,815,056 (222,673) (0.9)
SMART Global Holdings, Inc., 2.25%, 2/15/2026 2,275,000 3,140,384 677,128 2.7
Splunk, Inc., 1.13%, 9/15/2025 4,675,000 5,718,930 (354,250) (1.4)
Square, Inc., 0.13%, 3/1/2025 8,300,000 17,096,255 8,863,752 35.7
Tabula Rasa HealthCare, Inc., 1.75%, 2/15/2026 5,625,000 5,796,013 (399,437) (1.6)
Wayfair, Inc., 1.00%, 8/15/2026 4,975,000 10,966,257 6,591,436 26.5
SHARES
Short Positions
Common Stocks
United States
Akamai Technologies, Inc. (79,456) (9,264,570) (702,675) (2.8)
Atlas Air Worldwide Holdings, Inc. (141,153) (9,613,931) (1,181,263) (4.8)
Benefitfocus, Inc. (3,950) (55,695) 2,190 0.0
Cleveland-Cliffs, Inc. (573,374) (12,361,943) (5,958,139) (24.0)
DISH Network Corp. (29,884) (1,249,151) (146,703) (0.6)
Granite Construction, Inc. (91,774) (3,811,374) (1,138,014) (4.6)
Guess?, Inc. (169,830) (4,483,512) (115,497) (0.5)
Infinera Corp. (208,791) (2,129,668) (164,303) (0.7)
KBR, Inc. (38,766) (1,478,923) (309,768) (1.2)
Lannett Co., Inc. (189,928) (886,964) 339,203 1.4
Lumentum Holdings, Inc. (152,675) (12,523,930) 196,028 0.8
NuVasive, Inc. (25,192) (1,707,514) (167,407) (0.7)
OPKO Health, Inc. (684,837) (2,773,590) 240,628 1.0
Sarepta Therapeutics, Inc. (13,485) (1,048,324) 503,520 2.0
Sirius XM Holdings, Inc. (141,664) (926,483) (17,558) (0.1)
SMART Global Holdings, Inc. (42,017) (2,003,371) (139,809) (0.6)
Splunk, Inc. (18,600) (2,689,188) 112,184 0.5
Square, Inc. (62,419) (15,217,752) (3,352,414) (13.5)
Tabula Rasa HealthCare, Inc. (49,055) (2,452,750) 113,708 0.5
Wayfair, Inc. (29,820) (9,414,472) (2,153,759) (8.7)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2021 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Investment Companies $ 34,200 $ – $ 34,200
BARC
Cash – 1,264,659 1,264,659
CITG
Cash – 3,392,072 3,392,072
CITI
Cash (460,017) – (460,017)
Investment Companies 586,681 – 586,681
DTBK
Cash 31,509,929 – 31,509,929
GSIN
Cash (27,107,816) – (27,107,816)
U.S. Treasury Bills 93,475,487 – 93,475,487
JPMC
Investment Companies 986,226 – 986,226
JPMS
Cash – 237,476 237,476

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.

AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
June 30, 2021 (Unaudited)
(a) For the period ended June 30, 2021, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of June 30, 2021.
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within the annual/semi-annual reports for the AQR Funds as well as on Form N-CSR and Form N-PORT (Part F) which is filed with the Securities and Exchange Commission.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 97.8%
ALTERNATIVE FUNDS - 65.4%
AQR Diversified Arbitrage Fund,
Class R6 (a) 308,655 3,777,934
AQR Equity Market Neutral Fund,
Class R6 (a) 535,118 3,777,934
AQR Global Macro Fund, Class
R6 (a) 278,272 2,777,157
AQR Managed Futures Strategy
HV Fund, Class R6 (a) 392,809 2,777,157
AQR Style Premia Alternative
Fund, Class R6 (a) 435,265 3,277,546
TOTAL ALTERNATIVE FUNDS
(Cost $15,525,360) 16,387,728
ASSET ALLOCATION FUNDS - 32.4%
AQR Multi-Asset Fund, Class R6
(a)
(Cost $6,935,993) 756,401 8,131,315
TOTAL INVESTMENT COMPANIES
(Cost $22,461,353) 24,519,043
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.0%
INVESTMENT COMPANIES - 2.0%
Limited Purpose Cash Investment
Fund, 0.01% (b)
(Cost $492,143) 492,203 492,007
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $22,953,496) 25,011,050
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% 44,839
NET ASSETS - 100.0% 25,055,889
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 3,777,934 15.1%
Event Driven 3,777,934 15.1
Global Flex Allocation 8,131,315 32.4
Global Macro 2,777,157 11.1
Managed Futures 2,777,157 11.1
Multi-Alternative 3,277,546 13.0
Short-Term Investments 492,007 2.0
Total Investments In Securities
At Value 25,011,050 99.8
Other Assets in Excess of
Liabilities 44,839 0.2
Net Assets
$ 25,055,889 100.0%
Affiliate
Value
At
12/31/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2021
Shares
Held At
6/30/2021
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 97.8%
ALTERNATIVE FUNDS - 65.4%
AQR Diversified
Arbitrage Fund $ 3,107,603 $ 557,131 $ (108,585) $ (1,221) $ 223,006 $ 3,777,934 308,655 $ – $ –
AQR Equity Market
Neutral Fund 3,107,603 656,502 (344,446) (48,989) 407,264 3,777,934 535,118 – –
AQR Global Macro
Fund 2,286,738 477,630 (79,821) (740) 93,350 2,777,157 278,272 – –
AQR Managed
Futures Strategy HV
Fund 2,284,396 534,221 (79,821) (5,016) 43,377 2,777,157 392,809 – –
AQR Style Premia
Alternative Fund 2,696,000 532,283 (439,081) 18,169 470,175 3,277,546 435,265 – –
(37,797) 1,237,172 16,387,728 – –
ASSET ALLOCATION FUNDS - 32.4%
AQR Multi-Asset
Fund 6,688,549 1,418,129 (696,677) 15,104 706,210 8,131,315 756,401 – –
TOTAL $(22,693) $1,943,382 $24,519,043 $– $–
All securities are Level 1 with respect to ASC 820 (See Note 5).

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 106.0%
COMMON STOCKS - 7.3%
Belgium - 0.1%
Proximus SADP (a) 2,865 55,377
UCB SA (a) 180 18,852
74,229
—
Italy - 5.5%
A2A SpA 16,476 33,702
Assicurazioni Generali SpA (a) 2,729 54,789
Azimut Holding SpA (a) 5,487 133,434
Banca Generali SpA * 4,366 186,518
Banco BPM SpA 64,971 209,432
Brembo SpA 1,985 25,155
Buzzi Unicem SpA 15,880 421,875
DiaSorin SpA 133 25,166
Eni SpA (a) 9,953 121,342
Hera SpA 64,711 267,524
Italgas SpA 37,269 243,784
Pirelli & C SpA (b) 10,474 60,907
Prysmian SpA (a) 8,609 308,943
Telecom Italia SpA (a) 539,606 268,491
UniCredit SpA 34,762 410,981
Unipol Gruppo SpA 47,836 260,860
3,032,903
—
Spain - 0.5%
Enagas SA (a) 5,636 130,265
Endesa SA (a) 6,826 165,706
295,971
—
United Kingdom - 0.5%
CNH Industrial NV 17,845 296,007
United States - 0.7%
Stellantis NV 18,618 366,279
TOTAL COMMON STOCKS
(Cost $3,210,432) 4,065,389
SHORT-TERM INVESTMENTS - 98.7%
INVESTMENT COMPANIES - 44.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(c)(d) 2,501,808 2,501,808
Limited Purpose Cash Investment
Fund, 0.01% (1)(c) 22,437,353 22,428,378
TOTAL INVESTMENT COMPANIES
(Cost $24,930,186) 24,930,186
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 53.8%
U.S. Treasury Bills
0.09%, 7/15/2021 (e) $ 462,000 461,992
0.08%, 7/29/2021 (e) 522,000 521,981
0.06%, 9/16/2021 (e) 256,000 255,977
0.04%, 9/23/2021 (e) 491,000 490,946
0.03%, 9/30/2021 (e) 2,500,000 2,499,684
0.03%, 10/7/2021 (e)(f) 5,960,000 5,959,229
0.04%, 10/14/2021 (e)(f) 8,815,000 8,813,779
0.04%, 10/21/2021 (e)(f) 3,460,000 3,459,516
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 53.8% (continued)
0.03%, 10/28/2021 (e)(f) $ 3,899,000 3,898,323
0.03%, 11/18/2021 (e)(f) 2,525,000 2,524,509
0.03%, 11/26/2021 (e)(f) 130,000 129,972
0.05%, 12/23/2021 (e)(f) 841,000 840,785
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $29,857,789) 29,856,693
TOTAL SHORT-TERM INVESTMENTS
(Cost $54,787,975) 54,786,879
TOTAL LONG POSITIONS
(Cost $57,998,407) 58,852,268
SHARES
SHORT POSITIONS - (7.3)%
COMMON STOCKS - (7.3)%
Belgium - (0.1)%
Umicore SA (481) (29,427)
Italy - (7.1)%
Amplifon SpA (2,944) (145,562)
Atlantia SpA * (4,346) (78,915)
Davide Campari-Milano NV (11,345) (152,071)
Enel SpA (44,532) (413,830)
Ferrari NV (2,974) (613,971)
FinecoBank Banca Fineco SpA * (26,187) (456,998)
Infrastrutture Wireless Italiane SpA
(b) (18,202) (205,545)
Intesa Sanpaolo SpA (43,133) (119,321)
Leonardo SpA * (15,257) (123,450)
Mediobanca Banca di Credito
Finanziario SpA * (9,587) (112,169)
Moncler SpA (4,084) (276,846)
Nexi SpA *(b) (26,769) (588,256)
Recordati Industria Chimica e
Farmaceutica SpA (1,616) (92,439)
Saipem SpA * (96,352) (233,776)
Salvatore Ferragamo SpA * (2,515) (53,928)
Snam SpA (28,876) (167,041)
Terna SpA (20,021) (149,310)
(3,983,428)
—
Spain - 0.0% (g)
Ferrovial SA (56) (1,646)
United States - (0.1)%
Tenaris SA (5,841) (63,902)
TOTAL COMMON STOCKS
(Proceeds $(3,866,878)) (4,078,403)
TOTAL SHORT POSITIONS
(Proceeds $(3,866,878)) (4,078,403)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.7%
(Cost $54,131,529) 54,773,865
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.3% (h) 724,078
NET ASSETS - 100.0% 55,497,943

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 118,323 0.2%
Consumer Discretionary (492,404) (0.9)
Consumer Staples (152,071) (0.3)
Energy (176,336) (0.3)
Financials 567,527 1.0
Health Care (193,984) (0.3)
Industrials 400,940 0.7
Information Technology (588,256) (1.0)
Materials 392,448 0.7
Utilities 110,799 0.2
Short-Term Investments 54,786,879 98.7
Total Investments In Securities
At Value 54,773,865 98.7
Other Assets in Excess of
Liabilities (h ) 724,078 1.3
Net Assets
$ 55,497,943 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,254,901. In addition,
$3,193,161 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2021 amounted to $(732,894), which represents approximately (1.32)% of net assets of the fund.
(c) Represents 7-day effective yield as of June 30, 2021.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) The rate shown was the effective yield at the date of purchase.
(f) All or a portion of the security pledged as collateral for swap contracts.
(g) Represents less than 0.05% of net assets.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 22 9/2021 USD $ 4,717,460 $ 52,989
$ 52,989

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
Forward foreign currency contracts outstanding as of June 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 124 CAD 150 CITI 9/15/2021 $ 3
USD 119 CAD 144 JPMC 9/15/2021 3
USD 329 DKK 2,000 CITI 9/15/2021 9
USD 329 DKK 2,000 JPMC 9/15/2021 9
USD 327,491 EUR 267,504 CITI 9/15/2021 9,794
USD 327,481 EUR 267,496 JPMC 9/15/2021 9,795
USD 12,885 HKD 100,000 CITI 9/15/2021 4
USD 12,885 HKD 100,000 JPMC 9/15/2021 4
USD 181 NOK 1,500 CITI 9/15/2021 7
USD 181 NOK 1,500 JPMC 9/15/2021 7
Total unrealized appreciation 19,635
CHF 504 USD 563 CITI 9/15/2021 (16)
CHF 496 USD 554 JPMC 9/15/2021 (16)
EUR 260,000 USD 314,844 CITI 9/15/2021 (6,063)
EUR 260,000 USD 314,844 JPMC 9/15/2021 (6,063)
SEK 500 USD 60 CITI 9/15/2021 –
SEK 500 USD 60 JPMC 9/15/2021 –
USD 12,880 HKD 100,000 CITI 9/15/2021 (1)
USD 12,880 HKD 100,000 JPMC 9/15/2021 (1)
Total unrealized depreciation (12,160)
Net unrealized appreciation $ 7,475
Total Return Basket Swaps Outstanding at June 30, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(0.20%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
59 months
maturity
04/09/2026 $59,232 $2,442 $(4) $2,438

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
47-60 months
maturity
ranging from
04/23/2025
- 05/26/2026 $8,246,182 $38,878 $452 $39,330
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
Adecco Group AG (Registered) 4,785 325,580 (4,445) (11.3)
Baloise Holding AG (Registered) 544 84,939 (3,031) (7.7)
BKW AG 1,366 142,274 (3,315) (8.4)
Bucher Industries AG (Registered) 253 132,483 5,644 14.3
Cie Financiere Richemont SA (Registered) 1,137 137,837 (3,548) (9.0)
Credit Suisse Group AG (Registered) 6,685 69,978 561 1.4
DKSH Holding AG 2,081 159,422 (738) (1.9)
dormakaba Holding AG 196 133,680 7,372 18.7
Emmi AG (Registered) 54 55,386 558 1.4
Galenica AG 4,645 327,934 90 0.2
Georg Fischer AG (Registered) 48 71,280 3,241 8.2
Holcim Ltd. 4,811 289,180 (3,118) (7.9)
Kuehne + Nagel International AG (Registered) 61 20,878 259 0.7
Logitech International SA (Registered) 1,011 122,778 (4,267) (10.8)
Novartis AG (Registered) 2,633 240,200 (4,357) (11.1)
OC Oerlikon Corp. AG (Registered) 14,874 165,182 571 1.5
Roche Holding AG 246 92,702 74 0.2
Sonova Holding AG (Registered) 588 221,473 12,028 30.6
Sulzer AG (Registered) 429 59,362 3,518 8.9
Swatch Group AG (The) 619 212,574 (902) (2.3)
Swiss Life Holding AG (Registered) 283 137,666 (4,809) (12.2)
Swisscom AG (Registered) 59 33,712 (161) (0.4)
Tecan Group AG (Registered) 253 125,367 5,118 13.0
UBS Group AG (Registered) 24,389 373,572 (12,233) (31.1)
Short Positions
Common Stocks
Austria
ams AG (5,819) (116,900) (2,083) (5.3)
Switzerland
ABB Ltd. (Registered) (2,787) (94,687) (2,216) (5.6)
Alcon, Inc. (1,091) (76,520) (138) (0.4)
Bachem Holding AG (Registered) (216) (128,123) (6,557) (16.7)
Chocoladefabriken Lindt & Spruengli AG (33) (328,306) (4,901) (12.5)
Clariant AG (Registered) (421) (8,383) 415 1.1
Dufry AG (Registered) (5,666) (336,211) 61,016 155.1

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
EMS-Chemie Holding AG (Registered) (253) (248,675) (5,769) (14.7)
Flughafen Zurich AG (Registered) (850) (140,712) 14,434 36.7
Geberit AG (Registered) (72) (54,084) (1,560) (4.0)
Givaudan SA (Registered) (42) (195,519) (3,404) (8.7)
Helvetia Holding AG (Registered) (29) (3,123) 115 0.3
Idorsia Ltd. (9,077) (249,787) 6,243 15.9
Lonza Group AG (Registered) (143) (101,381) 304 0.8
Nestle SA (Registered) (1,943) (242,189) 258 0.7
Partners Group Holding AG (234) (354,732) (989) (2.5)
Schindler Holding AG (355) (108,643) (6,319) (16.1)
SGS SA (Registered) (7) (21,612) (144) (0.4)
SIG Combibloc Group AG (5,974) (162,663) (2,560) (6.5)
Sika AG (Registered) (1,962) (642,826) (18,543) (47.1)
Straumann Holding AG (Registered) (163) (259,992) (11,700) (29.7)
Temenos AG (Registered) (768) (123,475) 779 2.0
VAT Group AG (227) (75,491) (3,287) (8.4)
Vifor Pharma AG (1,097) (142,136) 23,923 60.8
Zurich Insurance Group AG (689) (276,747) 6,981 17.7
United States
Swiss Re AG (172) (15,536) 520 1.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
47-59 months
maturity
ranging from
04/24/2025
- 04/09/2026 $4,803,710 $(54,368) $(70) $(54,438)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 207 595,934 3,164 (5.8)
Carlsberg A/S 1,846 344,493 1,748 (3.2)
Coloplast A/S 909 149,243 4,909 (9.0)
DSV Panalpina A/S 718 167,608 3,344 (6.1)
Genmab A/S 683 279,854 (17,215) 31.6
GN Store Nord A/S 891 77,918 1,268 (2.3)
H Lundbeck A/S 5,337 169,939 7,633 (14.0)
Novo Nordisk A/S 555 46,458 893 (1.6)
Pandora A/S 3,152 425,249 4,376 (8.0)
Royal Unibrew A/S 469 59,761 747 (1.4)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (10,248) (394,322) (21,482) 39.5
Chr Hansen Holding A/S (3,595) (324,460) 1,843 (3.4)
Demant A/S (688) (38,772) (272) 0.5
ISS A/S (4,956) (116,622) (11,981) 22.0
Novozymes A/S (5,107) (385,321) (11,181) 20.5
Orsted A/S (1,032) (144,853) 2,020 (3.7)
ROCKWOOL International A/S (417) (203,088) (3,166) 5.8
SimCorp A/S (1,348) (169,312) (1,596) 2.9
Tryg A/S (10,932) (268,520) 444 (0.8)
Vestas Wind Systems A/S (11,312) (441,983) (19,864) 36.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-0.23% to
0.23%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
47-62 months
maturity
ranging from
04/23/2025
- 06/24/2026 $12,042,112 $8,377 $16,006 $24,383
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Etablissements Franz Colruyt NV 1,779 99,482 (1,429) (5.9)
Proximus SADP 11,080 214,166 (12,784) (52.4)
Solvay SA 1,201 152,867 (3,351) (13.7)
Telenet Group Holding NV 3,703 139,496 (563) (2.3)
UCB SA 968 101,380 3,292 13.5
Finland
Fortum OYJ 3,032 83,642 (1,630) (6.7)
Huhtamaki OYJ 4,780 226,725 (2,039) (8.4)
Kone OYJ 2,126 173,512 1,856 7.6
Nokian Renkaat OYJ 5,825 235,317 4,995 20.5
Valmet OYJ 3,072 134,152 8,806 36.1
Wartsila OYJ Abp 10,028 148,988 1,432 5.9
Netherlands
Adyen NV 37 90,736 7,299 29.9
ASM International NV 268 88,394 2,339 9.6
ASML Holding NV 159 109,761 (1,396) (5.7)
ASR Nederland NV 6,963 269,618 (9,722) (39.9)
Koninklijke Ahold Delhaize NV 23,125 688,652 7,836 32.1
Koninklijke Philips NV 3,017 149,746 (9,511) (39.0)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands (continued)
NN Group NV 6,554 309,607 (6,135) (25.2)
Randstad NV 3,739 286,633 364 1.5
Signify NV 5,986 379,979 12,961 53.2
Spain
Acerinox SA 16,607 201,086 (11,957) (49.0)
Banco Bilbao Vizcaya Argentaria SA 32,435 201,194 (6,361) (26.1)
Enagas SA 6,080 140,527 (2,262) (9.3)
Endesa SA 10,896 264,509 (26,785) (109.9)
Mapfre SA 89,510 189,358 (4,316) (17.7)
Red Electrica Corp. SA 10,784 200,218 (20,615) (84.5)
Repsol SA 19,751 248,124 (13,348) (54.7)
Short Positions
Common Stocks
Belgium
Elia Group SA/NV (2,171) (229,163) 11,174 45.8
Galapagos NV (1,318) (91,128) 9,091 37.3
China
Prosus NV (1,226) (120,108) 4,799 19.7
Finland
Elisa OYJ (2,942) (175,566) 3,828 15.7
Kesko OYJ (5,643) (208,376) (231) (0.9)
Neste OYJ (5,548) (340,326) 6,863 28.1
Nokia OYJ (18,359) (98,363) (2,870) (11.8)
Sampo OYJ (7,436) (341,941) 4,652 19.1
Germany
Just Eat Takeaway.com NV (4,235) (391,668) (10,694) (43.9)
Netherlands
Argenx SE (1,583) (477,615) 20,962 86.0
Heineken NV (3,318) (402,803) (10,102) (41.4)
IMCD NV (955) (152,165) (1,636) (6.7)
Koninklijke DSM NV (1,802) (336,853) (9,153) (37.5)
Wolters Kluwer NV (2,389) (240,128) (6,573) (27.0)
Spain
ACS Actividades de Construccion y Servicios SA (3,098) (83,053) 7,729 31.7
Amadeus IT Group SA (5,440) (383,502) 28,932 118.7
Banco Santander SA (33,507) (128,166) 5,414 22.2
Bankinter SA (23,936) (120,423) 2,409 9.9
CaixaBank SA (39,014) (120,113) 4,563 18.7
Cellnex Telecom SA (7,704) (491,371) (9,149) (37.5)
Ferrovial SA (11,454) (336,615) 9,171 37.6
Industria de Diseno Textil SA (3,479) (122,832) 6,013 24.7
Naturgy Energy Group SA (7,505) (193,152) 2,625 10.8

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
47-59 months
maturity
ranging from
04/24/2025
- 04/09/2026 $2,586,119 $(4,662) $(2,428) $(7,090)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 8,819 464,711 (12,994) 183.3
Norway
Equinor ASA 506 10,711 35 (0.5)
Leroy Seafood Group ASA 14,198 124,466 (3,746) 52.8
Norsk Hydro ASA 13,910 88,807 7,368 (103.9)
Orkla ASA 35,852 365,373 (114) 1.6
Telenor ASA 7,042 118,764 422 (6.0)
United Kingdom
Subsea 7 SA 11,729 112,570 (5,967) 84.2
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (1,919) (158,572) 5,798 (81.8)
France
Adevinta ASA (11,269) (216,173) (3,579) 50.5
Norway
Gjensidige Forsikring ASA (6,330) (139,567) 949 (13.4)
Mowi ASA (10,453) (266,128) 17,878 (252.2)
Salmar ASA (1,317) (87,433) 5,411 (76.3)
Schibsted ASA (4,529) (218,484) (6,558) 92.5
TOMRA Systems ASA (3,883) (214,360) (9,565) 134.9

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
47-61 months
maturity
ranging from
04/24/2025
- 06/17/2026 $7,032,781 $(8,783) $2,745 $(6,038)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 5,039 56,114 224 (3.7)
Sweden
Axfood AB 139 3,846 57 (1.0)
Boliden AB 2,301 88,541 3,167 (52.5)
Electrolux AB 12,520 346,954 (10,418) 172.5
Embracer Group AB 3,138 84,846 1,196 (19.8)
Essity AB 972 32,241 (608) 10.1
Getinge AB 15,280 576,401 19,193 (317.9)
H & M Hennes & Mauritz AB 2,693 63,957 (425) 7.0
Hexpol AB 3,209 39,671 606 (10.0)
Husqvarna AB 18,228 242,254 (5,949) 98.5
ICA Gruppen AB 1,841 85,681 (651) 10.8
Lifco AB 671 15,693 762 (12.6)
Saab AB 10,489 278,468 (13,765) 228.0
Securitas AB 14,217 224,585 9,034 (149.6)
Skanska AB 4,020 106,728 (6,338) 105.0
SKF AB 8,422 214,662 96 (1.6)
SSAB AB 27,554 135,024 3,932 (65.1)
Svenska Handelsbanken AB 20,147 227,418 1,704 (28.2)
Swedbank AB 9,714 180,845 5,973 (98.9)
Swedish Orphan Biovitrum AB 11,944 217,789 475 (7.9)
Telefonaktiebolaget LM Ericsson 19,246 241,997 (4,597) 76.1
Trelleborg AB 9,718 225,871 (1,776) 29.4
Volvo AB 1,952 47,042 (3,863) 64.0
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (796) (31,540) 1,088 (18.0)
Sweden
AAK AB (556) (12,466) 298 (4.9)
Alfa Laval AB (1,151) (40,682) (687) 11.4
Assa Abloy AB (2,791) (84,143) 2,298 (38.1)
Atlas Copco AB (6,184) (379,749) (2,441) 40.4
BillerudKorsnas AB (7,456) (148,036) 5,024 (83.2)
Elekta AB (8,523) (123,565) (5,737) 95.0

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Epiroc AB (4,585) (104,371) (4,215) 69.8
EQT AB (13,432) (487,928) 8,578 (142.1)
Evolution AB (478) (75,611) 5,118 (84.8)
Hexagon AB (10,907) (161,602) (2,149) 35.6
Holmen AB (2,698) (121,869) (356) 5.9
Indutrade AB (2,270) (58,113) (2,019) 33.4
Nibe Industrier AB (24,802) (261,349) (3,855) 63.8
Sandvik AB (637) (16,288) 157 (2.6)
Sinch AB (13,720) (230,869) (3,516) 58.2
Skandinaviska Enskilda Banken AB (24,074) (311,183) (2,431) 40.3
Svenska Cellulosa AB SCA (20,770) (340,673) (3,502) 58.0
Sweco AB (3,976) (72,337) (3,224) 53.4
Swedish Match AB (11,247) (95,916) 7,006 (116.0)
Tele2 AB (1,706) (23,260) 31 (0.5)
Telia Co. AB (25,803) (114,603) (2,278) 37.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-0.25% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
07/26/2021
- 08/25/2022 $9,989,534 $10,401 $(219,760) $(209,359)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alamos Gold, Inc. 11,269 86,090 (278) 0.1
Alimentation Couche-Tard, Inc. 3,708 136,253 5,654 (2.7)
Atco Ltd. 4,692 166,393 (3,796) 1.8
Barrick Gold Corp. 3,772 78,020 (183) 0.1
Canadian Tire Corp. Ltd. 1,039 164,416 (409) 0.2
CGI, Inc. 950 86,133 (13) 0.0
CI Financial Corp. 12,911 236,952 (3,857) 1.8
Empire Co. Ltd. 3,544 111,786 1,283 (0.6)
Fairfax Financial Holdings Ltd. 396 173,657 (5,299) 2.5
Finning International, Inc. 10,259 268,558 1,321 (0.6)
Hydro One Ltd. 4,767 115,214 (1,540) 0.7
iA Financial Corp., Inc. 2,298 125,115 (3,424) 1.6
Kinross Gold Corp. 27,236 172,697 435 (0.2)
Loblaw Cos. Ltd. 2,182 134,289 776 (0.4)
Magna International, Inc. 1,158 107,215 (1,145) 0.5
Manulife Financial Corp. 9,032 177,784 (1,614) 0.8
Nutrien Ltd. 1,522 92,221 (58) 0.0

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Onex Corp. 2,278 165,410 (2,691) 1.3
Quebecor, Inc. 4,443 118,494 2,511 (1.2)
Stantec, Inc. 3,544 158,131 (209) 0.1
TFI International, Inc. 958 87,461 (91) 0.0
Tourmaline Oil Corp. 8,314 237,629 10,172 (4.9)
West Fraser Timber Co. Ltd. 1,981 142,215 4,328 (2.1)
Yamana Gold, Inc. 28,114 118,389 (1,365) 0.7
Kyrgyzstan
Centerra Gold, Inc. 29,399 223,172 (8,066) 3.9
United States
BRP, Inc. 2,638 206,426 1,165 (0.6)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (3,441) (151,675) (1,333) 0.6
Canada
Air Canada (7,695) (158,295) 2,559 (1.2)
Algonquin Power & Utilities Corp. (14,853) (221,309) 4,547 (2.2)
AltaGas Ltd. (6,683) (140,280) 1,082 (0.5)
Ballard Power Systems, Inc. (14,215) (257,787) (2,675) 1.3
BCE, Inc. (5,439) (268,220) (1,932) 0.9
Brookfield Asset Management, Inc. (7,058) (360,074) 2,534 (1.2)
CAE, Inc. (3,631) (111,836) 2,355 (1.1)
Cameco Corp. (8,921) (170,993) 5,420 (2.6)
Canada Goose Holdings, Inc. (2,584) (112,941) (1,198) 0.6
Canadian Pacific Railway Ltd. (1,506) (115,805) (547) 0.3
Canopy Growth Corp. (6,929) (167,579) 2,117 (1.0)
Dollarama, Inc. (2,220) (101,616) 127 (0.1)
Element Fleet Management Corp. (12,880) (150,246) 1,463 (0.7)
Emera, Inc. (4,505) (204,389) 1,491 (0.7)
Franco-Nevada Corp. (1,243) (180,383) (1,303) 0.6
Innergex Renewable Energy, Inc. (14,020) (243,733) (232) 0.1
Intact Financial Corp. (1,085) (147,406) 711 (0.3)
Keyera Corp. (3,418) (91,847) (662) 0.3
Lightspeed POS, Inc. (1,777) (148,728) 172 (0.1)
Premium Brands Holdings Corp. (1,708) (173,514) 3,078 (1.5)
Restaurant Brands International, Inc. (4,727) (304,570) 695 (0.3)
Saputo, Inc. (4,701) (140,203) (458) 0.2
TMX Group Ltd. (1,523) (160,876) 1,781 (0.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SIBOR
plus or minus a specified
spread (-1.00% to 0.35%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
04/18/2022
- 06/26/2023 $1,320,155 $4,541 $9,210 $13,751

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 9,360 31,382 59 0.4
Yangzijiang Shipbuilding Holdings Ltd. 353,116 371,000 5,991 43.6
Singapore
ComfortDelGro Corp. Ltd. 193,126 236,014 476 3.5
Genting Singapore Ltd. 62,219 38,754 (1,269) (9.2)
Oversea-Chinese Banking Corp. Ltd. 1,300 11,585 120 0.9
SATS Ltd. 6,200 18,159 (376) (2.7)
United Overseas Bank Ltd. 800 15,406 128 0.9
Venture Corp. Ltd. 1,300 18,598 510 3.7
Short Positions
Common Stocks
Singapore
City Developments Ltd. (19,538) (106,103) 691 5.0
DBS Group Holdings Ltd. (3,335) (74,195) (1,136) (8.3)
Keppel Corp. Ltd. (45,000) (183,502) (2,802) (20.4)
Singapore Airlines Ltd. (15,507) (55,920) 1,626 11.8
Singapore Technologies Engineering Ltd. (8,106) (23,389) 181 1.3
Singapore Telecommunications Ltd. (79,800) (136,148) 342 2.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the RBACR
plus or minus a specified
spread (-5.25% to 0.45%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
16-97 months
maturity
10/14/2022 $7,628,337 $105,931 $(24,370) $81,561
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 25,003 153,614 (21,000) (25.7)
Ansell Ltd. 1,795 58,554 3,468 4.3
Aurizon Holdings Ltd. 97,802 272,413 (5,585) (6.8)
Australia & New Zealand Banking Group Ltd. 3,960 83,587 (3,231) (4.0)
BlueScope Steel Ltd. 16,405 269,563 7,018 8.6
Brambles Ltd. 15,646 134,273 (83) (0.1)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
carsales.com Ltd. 4,577 67,781 1,643 2.0
Coles Group Ltd. 8,302 106,347 4,962 6.1
Fortescue Metals Group Ltd. 20,314 354,864 10,546 12.9
Harvey Norman Holdings Ltd. 60,022 246,870 16,890 20.7
Incitec Pivot Ltd. 32,248 57,545 (224) (0.3)
JB Hi-Fi Ltd. 8,268 313,343 18,112 22.2
Mineral Resources Ltd. 3,173 127,447 13,086 16.0
Newcrest Mining Ltd. 7,428 140,863 (8,150) (10.0)
Origin Energy Ltd. 31,845 107,547 (6,870) (8.4)
Sonic Healthcare Ltd. 2,751 79,271 2,861 3.5
South32 Ltd. 50,533 110,818 4,768 5.8
Suncorp Group Ltd. 20,104 167,371 (4,091) (5.0)
Tabcorp Holdings Ltd. 22,288 86,476 2,060 2.5
Telstra Corp. Ltd. 48,422 136,569 9,116 11.2
Treasury Wine Estates Ltd. 9,339 81,775 (2,588) (3.2)
Worley Ltd. 23,958 214,371 6,485 8.0
Short Positions
Common Stocks
Australia
Afterpay Ltd. (1,822) (161,721) (14,954) (18.3)
Alumina Ltd. (115,888) (142,665) 265 0.3
APA Group (25,080) (167,350) 10,224 12.5
AusNet Services Ltd. (104,871) (137,451) 6,469 7.9
CIMIC Group Ltd. (5,800) (85,921) 1,549 1.9
Cochlear Ltd. (1,367) (257,908) (8,460) (10.4)
Commonwealth Bank of Australia (2,015) (150,889) 9,177 11.3
CSL Ltd. (484) (103,512) 6,246 7.7
Domino's Pizza Enterprises Ltd. (1,188) (107,429) (3,010) (3.7)
Insurance Australia Group Ltd. (35,179) (136,018) 1,728 2.1
Lendlease Corp. Ltd. (13,702) (117,738) 9,044 11.1
Macquarie Group Ltd. (1,833) (214,757) (3,066) (3.8)
Magellan Financial Group Ltd. (3,047) (123,061) (6,063) (7.4)
Medibank Pvt Ltd. (38,394) (91,025) (919) (1.1)
Northern Star Resources Ltd. (17,839) (131,012) 4,632 5.7
Oil Search Ltd. (59,572) (170,191) 15,278 18.7
Orica Ltd. (16,711) (166,196) 8,389 10.3
OZ Minerals Ltd. (7,444) (125,148) 1,743 2.1
Qantas Airways Ltd. (21,610) (75,440) 926 1.1
QBE Insurance Group Ltd. (7,538) (60,828) 4,037 5.0
REA Group Ltd. (750) (95,032) (2,061) (2.5)
SEEK Ltd. (4,096) (101,822) (3,359) (4.1)
Seven Group Holdings Ltd. (4,706) (71,786) 2,479 3.0
Sydney Airport (50,892) (220,821) 10,145 12.4
Transurban Group (26,969) (287,627) 10,982 13.5
Washington H Soul Pattinson & Co. Ltd. (3,658) (92,506) (6,183) (7.6)
New Zealand
Xero Ltd. (647) (66,550) 446 0.5
United States
James Hardie Industries plc (4,694) (159,277) (150) (0.2)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-6.50% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
4-85 months
maturity
10/13/2021 $23,585,249 $(1,047) $47,147 $46,100
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Amundi SA 2,279 201,005 (4,086) (8.9)
Atos SE 10,473 637,727 (20,448) (44.4)
Carrefour SA 15,256 300,229 (7,422) (16.1)
Cie Generale des Etablissements Michelin SCA 1,516 241,947 4,072 8.8
Eutelsat Communications SA 17,967 210,189 (3,727) (8.1)
Ipsen SA 3,250 338,186 (9,853) (21.4)
La Francaise des Jeux SAEM 4,168 245,152 (25) (0.1)
Orange SA 19,786 225,813 (9,272) (20.1)
Publicis Groupe SA 8,642 553,045 (9,738) (21.1)
Rexel SA 22,256 466,000 11,957 25.9
Rubis SCA 7,213 320,947 (13,943) (30.2)
Sodexo SA 4,037 377,297 (10,406) (22.6)
Germany
Aurubis AG 2,702 250,792 (2,164) (4.7)
Bayerische Motoren Werke AG 2,558 271,188 (11,691) (25.4)
Brenntag SE 3,473 323,241 9,319 20.2
Covestro AG 6,508 420,798 6,382 13.8
Daimler AG (Registered) 2,461 219,912 (11,993) (26.0)
Deutsche Post AG (Registered) 3,312 225,563 1,753 3.8
Fresenius Medical Care AG & Co. KGaA 3,857 320,502 (646) (1.4)
HOCHTIEF AG 3,038 233,656 (5,897) (12.8)
LANXESS AG 2,932 201,220 (8,219) (17.8)
Rheinmetall AG 2,111 208,595 (4,731) (10.3)
Uniper SE 8,502 313,242 9,524 20.7
Wacker Chemie AG 1,423 219,340 830 1.8
Luxembourg
Eurofins Scientific SE 1,844 210,914 12,758 27.7
Switzerland
STMicroelectronics NV 6,057 220,272 (8,522) (18.5)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
France
Aeroports de Paris (2,469) (322,283) 47,356 102.7
Air Liquide SA (1,446) (253,556) (4,192) (9.1)
Alstom SA (4,212) (212,814) 4,904 10.6
AXA SA (14,294) (362,958) 24,969 54.2
Capgemini SE (1,992) (383,089) (3,581) (7.8)
Dassault Systemes SE (1,223) (296,817) (11,862) (25.7)
L'Oreal SA (1,669) (745,365) 29,301 63.6
LVMH Moet Hennessy Louis Vuitton SE (289) (227,344) 8,201 17.8
Pernod Ricard SA (1,564) (347,618) (12,785) (27.7)
Remy Cointreau SA (1,551) (320,316) (12,688) (27.5)
Safran SA (1,775) (246,340) 19,451 42.2
Sanofi (1,961) (206,028) 661 1.4
SCOR SE (8,454) (269,134) 5,020 10.9
Worldline SA (3,340) (312,973) 8,792 19.1
Germany
Carl Zeiss Meditec AG (2,436) (470,891) (19,716) (42.8)
Deutsche Lufthansa AG (Registered) (29,692) (333,905) 33,211 72.0
Evotec SE (5,554) (251,950) (7,513) (16.3)
Fraport AG Frankfurt Airport Services Worldwide (3,748) (255,419) 26,271 57.0
Hannover Rueck SE (1,239) (207,419) 8,992 19.5
MTU Aero Engines AG (895) (221,910) 14,826 32.2
Rational AG (351) (317,998) (22,106) (48.0)
Siemens Healthineers AG (4,347) (266,529) (8,933) (19.4)
Saudi Arabia
Delivery Hero SE (1,967) (259,892) (5,732) (12.4)
United States
Schneider Electric SE (1,959) (308,826) (672) (1.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-9.13% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
4-85 months
maturity
10/13/2021 $22,735,321 $(114,724) $11,844 $(102,880)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 6,164 509,070 7,696 (7.5)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Russia
Evraz plc 43,120 353,766 (6,640) 6.5
South Africa
Anglo American plc 5,757 229,095 1,279 (1.2)
United Kingdom
Aviva plc 53,931 302,766 (10,566) 10.3
Barclays plc 171,555 407,113 (17,190) 16.7
Barratt Developments plc 20,009 192,660 (7,964) 7.7
BP plc 75,413 330,716 (7,256) 7.1
British American Tobacco plc 8,860 343,995 (4,863) 4.7
DCC plc 4,489 367,715 (10,424) 10.1
DS Smith plc 32,528 188,326 (7,006) 6.8
Entain plc 10,931 264,133 (11,763) 11.4
GlaxoSmithKline plc 13,863 272,534 (2,736) 2.7
IMI plc 8,498 202,191 2,625 (2.6)
Imperial Brands plc 16,815 362,577 (9,615) 9.3
Inchcape plc 17,921 190,725 1,711 (1.7)
Indivior plc 154,733 330,909 (969) 0.9
JD Sports Fashion plc 22,330 284,164 4,929 (4.8)
Kingfisher plc 113,942 575,076 21,272 (20.7)
M&G plc 159,299 504,644 (35,088) 34.1
Marks & Spencer Group plc 222,462 451,184 (24,010) 23.3
Royal Mail plc 73,696 589,262 (13,950) 13.6
Sage Group plc (The) 51,071 483,757 31 (0.0)
Standard Life Aberdeen plc 57,915 217,269 (8,862) 8.6
Tate & Lyle plc 32,261 329,962 (13,324) 13.0
Vodafone Group plc 118,188 198,087 (14,992) 14.6
Short Positions
Common Stocks
United Kingdom
Admiral Group plc (9,035) (393,132) 6,922 (6.7)
AstraZeneca plc (2,403) (288,707) (10,075) 9.8
Burberry Group plc (9,724) (278,099) 22,265 (21.6)
Croda International plc (5,880) (599,726) (19,396) 18.9
Diageo plc (11,296) (541,401) 3,668 (3.6)
Experian plc (5,024) (193,972) (449) 0.4
Halma plc (10,899) (406,045) 4,314 (4.2)
Hargreaves Lansdown plc (10,500) (231,046) 8,129 (7.9)
Informa plc (38,074) (264,605) 21,029 (20.4)
InterContinental Hotels Group plc (7,027) (468,354) 34,273 (33.3)
Intermediate Capital Group plc (6,816) (200,480) 6,242 (6.1)
J Sainsbury plc (75,931) (285,795) (13,520) 13.1
Meggitt plc (32,957) (210,529) 14,435 (14.0)
National Grid plc (20,012) (254,546) 2,783 (2.7)
Natwest Group plc (102,580) (288,689) 2,853 (2.8)
Ocado Group plc (30,771) (852,599) (38,704) 37.6
Prudential plc (16,998) (323,400) 26,250 (25.5)
RELX plc (13,310) (352,937) 5,598 (5.4)
Rolls-Royce Holdings plc (319,616) (437,560) 57,345 (55.7)
Severn Trent plc (8,642) (299,166) 2,670 (2.6)
Spirax-Sarco Engineering plc (1,138) (214,339) (5,406) 5.3
St James's Place plc (16,512) (337,616) (3,630) 3.5
United Utilities Group plc (22,460) (303,147) 18,022 (17.5)
Whitbread plc (6,214) (268,618) 19,596 (19.0)
Wm Morrison Supermarkets plc (118,000) (402,687) (106,736) 103.7

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.30% to 0.45%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
18-98 months
maturity
10/17/2022 $3,985,233 $1,708 $62,228 $63,936
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 33,500 113,542 (2,738) (4.3)
Hong Kong
ASM Pacific Technology Ltd. 4,000 54,185 3,105 4.9
CK Asset Holdings Ltd. 2,228 15,335 385 0.6
CLP Holdings Ltd. 19,500 192,716 (4,060) (6.4)
Henderson Land Development Co. Ltd. 19,050 90,149 (3,085) (4.8)
HKT Trust & HKT Ltd. 46,000 62,655 329 0.5
Kerry Properties Ltd. 62,500 206,094 (2,797) (4.4)
Man Wah Holdings Ltd. 52,800 126,844 (187) (0.3)
Melco International Development Ltd. 2,000 3,668 56 0.1
New World Development Co. Ltd. 17,250 89,458 144 0.2
NWS Holdings Ltd. 9,000 9,574 (70) (0.1)
Sino Land Co. Ltd. 12,000 18,917 123 0.2
Sun Hung Kai Properties Ltd. 3,500 52,017 (1,807) (2.8)
Swire Pacific Ltd. 11,000 74,532 (6,507) (10.2)
WH Group Ltd. 259,500 232,928 (3,366) (5.3)
Macau
SJM Holdings Ltd. 28,000 30,564 (846) (1.3)
United Kingdom
CK Hutchison Holdings Ltd. 55,000 428,165 8,098 12.7
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (112,400) (353,920) 10,162 15.9
ESR Cayman Ltd. (48,000) (161,844) (10,381) (16.2)
SITC International Holdings Co. Ltd. (2,000) (8,358) (1,158) (1.8)
Hong Kong
AIA Group Ltd. (16,200) (200,970) (2,337) (3.7)
Hang Lung Properties Ltd. (41,000) (99,437) 2,056 3.2
Hang Seng Bank Ltd. (7,300) (145,618) 2,745 4.3
Hong Kong & China Gas Co. Ltd. (148,470) (230,533) 2,379 3.7
MTR Corp. Ltd. (52,449) (292,036) (1,227) (1.9)
Power Assets Holdings Ltd. (4,000) (24,544) 597 0.9
Swire Properties Ltd. (19,000) (56,595) 1,157 1.8
Techtronic Industries Co. Ltd. (500) (8,713) 128 0.2

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Vitasoy International Holdings Ltd. (30,000) (111,375) (484) (0.8)
Wharf Real Estate Investment Co. Ltd. (35,000) (203,457) 1,426 2.2
Macau
Galaxy Entertainment Group Ltd. (11,000) (87,957) (120) (0.2)
MGM China Holdings Ltd. (36,400) (55,093) 3,227 5.0
Sands China Ltd. (13,600) (57,245) 2,048 3.2
Wynn Macau Ltd. (54,800) (86,195) 4,713 7.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Bank of
Japan Estimate Unsecured
Overnight Call Rate plus or
minus a specified spread
(-0.39% to 0.45%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
17-98 months
maturity
10/17/2022 $58,611,212 $293,431 $(1,013,477) $(720,046)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Aisin Corp. 8,400 360,171 (6,247) 0.9
Alps Alpine Co. Ltd. 31,300 331,251 (8,884) 1.2
Honda Motor Co. Ltd. 12,600 405,257 (4,255) 0.6
Iida Group Holdings Co. Ltd. 17,000 437,274 (8,504) 1.2
K's Holdings Corp. 29,700 341,321 (633) 0.1
Mebuki Financial Group, Inc. 211,000 446,157 (205) 0.0
Medipal Holdings Corp. 16,400 313,544 (3,703) 0.5
Nintendo Co. Ltd. 600 347,204 1,611 (0.2)
Nippon Express Co. Ltd. 4,000 305,019 (2,818) 0.4
Nippon Telegraph & Telephone Corp. 22,400 585,652 5,182 (0.7)
Ono Pharmaceutical Co. Ltd. 16,600 370,183 (2,396) 0.3
Panasonic Corp. 32,500 374,222 11,946 (1.7)
SCREEN Holdings Co. Ltd. 4,000 393,108 6,062 (0.8)
Sekisui House Ltd. 17,600 361,412 10,994 (1.5)
Shimamura Co. Ltd. 4,500 431,724 48,728 (6.8)
Sojitz Corp. 135,000 408,357 (7,304) 1.0
Sumitomo Rubber Industries Ltd. 28,000 387,100 (14,291) 2.0
Taiheiyo Cement Corp. 16,300 358,300 336 (0.0)
Takeda Pharmaceutical Co. Ltd. 9,700 325,538 (2,537) 0.4
Toyo Suisan Kaisha Ltd. 8,800 339,174 (9,388) 1.3
Toyota Boshoku Corp. 17,200 357,008 574 (0.1)
Yamada Holdings Co. Ltd. 79,000 365,306 1,937 (0.3)
Yamato Holdings Co. Ltd. 15,300 434,734 16,817 (2.3)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (19,100) (512,735) (5,621) 0.8
Asahi Group Holdings Ltd. (11,700) (546,843) 28,629 (4.0)
Asahi Intecc Co. Ltd. (16,100) (384,927) (6,979) 1.0
Bridgestone Corp. (8,000) (363,619) 1,221 (0.2)
Chiba Bank Ltd. (The) (67,200) (406,157) 13,736 (1.9)
Daiichi Sankyo Co. Ltd. (14,100) (304,181) 20,124 (2.8)
Denso Corp. (7,700) (525,075) 15,995 (2.2)
Dentsu Group, Inc. (8,400) (301,373) (8,777) 1.2
East Japan Railway Co. (5,500) (392,227) 15,779 (2.2)
Eisai Co. Ltd. (4,100) (402,937) 17,539 (2.4)
Harmonic Drive Systems, Inc. (6,200) (340,743) (16,567) 2.3
Ito En Ltd. (5,200) (308,619) 11,624 (1.6)
Keio Corp. (6,200) (364,967) 20,781 (2.9)
Kikkoman Corp. (8,600) (567,155) (1,314) 0.2
Kobe Bussan Co. Ltd. (21,000) (661,635) (72,313) 10.0
Mitsubishi Motors Corp. (107,500) (302,768) (4,717) 0.7
Nidec Corp. (2,600) (298,975) (10,611) 1.5
Nippon Paint Holdings Co. Ltd. (30,200) (408,549) 33,237 (4.6)
Odakyu Electric Railway Co. Ltd. (21,600) (546,345) 24,632 (3.4)
Oriental Land Co. Ltd. (2,900) (413,150) 13,290 (1.8)
Pan Pacific International Holdings Corp. (16,000) (332,720) 1,281 (0.2)
Seven Bank Ltd. (157,500) (334,829) (5,954) 0.8
Shiseido Co. Ltd. (5,500) (405,673) 4,310 (0.6)
Showa Denko KK (11,700) (347,725) 27,400 (3.8)
Tokio Marine Holdings, Inc. (11,700) (538,905) 4,498 (0.6)
Toyota Motor Corp. (3,500) (305,949) 16,452 (2.3)
Yaskawa Electric Corp. (7,600) (371,148) (8,585) 1.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-4.20% to 0.33%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
4-73 months
maturity
10/15/2021 $136,729,432 $239,313 $9,079 $248,392
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AGCO Corp. 3,716 484,492 32,070 12.9
Allstate Corp. (The) 3,208 418,452 12,479 5.0
Apple, Inc. 2,620 358,835 13,545 5.5
Associated Banc-Corp. 17,138 350,986 (9,940) (4.0)
Bank of New York Mellon Corp. (The) 7,065 361,940 12,364 5.0
Booking Holdings, Inc. 170 371,975 (18,005) (7.2)
Columbia Sportswear Co. 3,844 378,096 (5,881) (2.4)
Darden Restaurants, Inc. 2,343 342,055 32,990 13.3
Facebook, Inc. 1,481 514,959 16,587 6.7
Ford Motor Co. 27,554 409,452 2,480 1.0
Intel Corp. 8,694 488,081 (9,042) (3.6)
Johnson & Johnson 2,437 401,471 (1,170) (0.5)
Kohl's Corp. 10,435 575,073 31,932 12.9
Markel Corp. 326 386,867 231 0.1
Microsoft Corp. 2,055 556,700 20,550 8.3
Oshkosh Corp. 3,445 429,385 20,670 8.3
Target Corp. 2,172 525,059 22,849 9.2
Texas Roadhouse, Inc. 3,530 339,586 16,344 6.6
Thermo Fisher Scientific, Inc. 943 475,715 17,342 7.0
TJX Cos., Inc. (The) 5,476 369,192 14,895 6.0
Tyson Foods, Inc. 5,518 407,008 (662) (0.3)
Walmart, Inc. 4,846 683,383 15,992 6.4
Short Positions
Common Stocks
United Kingdom
Clarivate plc (14,145) (389,412) (26,733) (10.8)
United States
Alnylam Pharmaceuticals, Inc. (2,026) (343,448) 5,531 2.2
Aon plc (2,416) (576,844) (14,303) (5.8)
Beyond Meat, Inc. (3,111) (489,951) (24,644) (9.9)
Boeing Co. (The) (1,889) (452,529) (642) (0.3)
Caesars Entertainment, Inc. (3,317) (344,139) 174 0.1
Carvana Co. (1,231) (371,540) (13,478) (5.4)
Charter Communications, Inc. (876) (631,990) (26,629) (10.7)
Commerce Bancshares, Inc. (4,630) (345,213) (7,130) (2.9)
Cree, Inc. (3,777) (369,882) (15,826) (6.4)
Dexcom, Inc. (1,024) (437,248) (14,899) (6.0)
Digital Realty Trust, Inc. (2,570) (386,682) 16,011 6.4
Equinix, Inc. (419) (336,289) 5,388 2.2
Erie Indemnity Co. (1,956) (378,193) (7,902) (3.2)
First Financial Bankshares, Inc. (8,873) (435,930) 3,194 1.3
First Republic Bank (2,992) (560,013) (17,294) (7.0)
Grocery Outlet Holding Corp. (13,537) (469,192) 7,445 3.0
Home Depot, Inc. (The) (1,796) (572,726) (28,322) (11.4)
Kimberly-Clark Corp. (2,522) (337,393) (9,331) (3.8)
Lyft, Inc. (6,101) (368,988) (10,250) (4.1)
McCormick & Co., Inc. (Non-Voting) (4,242) (374,653) (3,309) (1.3)
PNC Financial Services Group, Inc. (The) (1,846) (352,143) (15,340) (6.2)
Reata Pharmaceuticals, Inc. (2,769) (391,897) (4,707) (1.9)
T-Mobile US, Inc. (3,498) (506,615) 5,667 2.3
Trex Co., Inc. (4,442) (454,017) (31,715) (12.8)
Uber Technologies, Inc. (8,377) (419,855) (3,518) (1.4)
Visa, Inc. (1,962) (458,755) (3,277) (1.3)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Welltower, Inc. (6,728) (559,097) (17,156) (6.9)
Collateral pledged to, or (received from), each counterparty at June 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
CITI
Investment Companies $ 74,093 $ – $ 74,093
JPMC
Investment Companies 2,427,714 – 2,427,714
JPMS
Cash – 222,158 222,158
MLIN
Cash 390,000 – 390,000
MSIP
U.S. Treasury Bills 16,282,451 – 16,282,451

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 82.9%
INVESTMENT COMPANIES - 46.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(a)(b) 815,844 815,844
Limited Purpose Cash Investment
Fund, 0.01% (1)(a) 13,363,797 13,358,452
TOTAL INVESTMENT COMPANIES
(Cost $14,174,340) 14,174,296
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 36.5%
U.S. Treasury Bills
0.09%, 7/8/2021 (c) $ 2,936,000 2,935,979
0.09%, 7/29/2021 (c)(d) 559,000 558,980
0.05%, 8/26/2021 (c) 288,000 287,981
0.03%, 10/7/2021 (c) 136,000 135,982
0.04%, 10/14/2021 (c) 160,000 159,978
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 36.5% (continued)
0.03%, 10/28/2021 (c)(d) $ 2,059,000 2,058,643
0.04%, 11/4/2021 (c)(d) 1,092,000 1,091,799
0.04%, 11/12/2021 (c) 1,783,000 1,782,648
0.03%, 11/18/2021 (c)(d) 708,000 707,862
0.03%, 12/2/2021 (c) 585,000 584,869
0.04%, 12/9/2021 (c) 216,000 215,949
0.04%, 12/16/2021 (c) 227,000 226,946
0.05%, 12/30/2021 (c) 410,000 409,886
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,157,890) 11,157,502
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,332,230) 25,331,798
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 82.9%
(Cost $25,332,230) 25,331,798
OTHER ASSETS IN EXCESS OF
LIABILITIES - 17.1% (e) 5,226,725
NET ASSETS - 100.0% 30,558,523
(a) Represents 7-day effective yield as of June 30, 2021.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Forward effective interest rate swap contracts outstanding as of June 30, 2021:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 0.50% Qtrly 12/07/2023 AUD 3,300,000 $ 10,733 $ (6,725) $ 4,008
Pay 3M BBR Qtrly 2.00% Semi 12/10/2031 NZD 3,100,000 (30,577) 33,572 2,995
Pay 3M LIBOR Qtrly 1.75% Semi 12/15/2031 USD 7,500,000 37,387 134,971 172,358
Pay 3M STIBOR Qtrly 1.00% Annual 12/17/2031 SEK 17,000,000 29,491 3,006 32,497
Pay 6M BBR Semi 2.00% Semi 9/11/2031 AUD 300,000 1,153 6,942 8,095
Pay 6M BBR Semi 2.00% Semi 12/11/2031 AUD 600,000 9,328 4,137 13,465
Pay 6M NIBOR Semi 1.50% Annual 12/20/2023 NOK 27,600,000 11,490 327 11,817
Pay 6M NIBOR Semi 2.00% Annual 9/17/2031 NOK 12,400,000 29,621 10,777 40,398
Pay 6M NIBOR Semi 2.00% Annual 12/17/2031 NOK 3,000,000 4,424 4,047 8,471
Receive 3M BA Qtrly 1.25% Semi 9/15/2031 CAD 3,700,000 165,027 10,696 175,723
Receive 3M BBR Qtrly 0.00% Qtrly 9/07/2023 AUD 3,400,000 10,845 5,299 16,144
Receive 3M BBR Qtrly 1.50% Semi 12/16/2026 NZD 5,900,000 17,226 (12,603) 4,623
Receive 3M LIBOR Qtrly 0.25% Semi 9/15/2023 USD 19,200,000 23,554 28,163 51,717
Receive 3M STIBOR Qtrly 0.00% Annual 9/20/2023 SEK 108,900,000 21,786 4,713 26,499
Receive 3M STIBOR Qtrly 0.00% Annual 12/20/2023 SEK 90,800,000 23,343 8,993 32,336
Receive 6M EURIBOR Semi 0.5% Annual 9/15/2023 EUR 30,500,000 30,703 14,038 44,741
Receive 6M EURIBOR Semi 0.75% Annual 9/15/2023 EUR 23,300,000 157,263 16,374 173,637
Receive 6M EURIBOR Semi 0.5% Annual 12/15/2023 EUR 42,600,000 90,453 214 90,667
Receive 6M LIBOR Semi 0.25% Semi 9/15/2031 GBP 5,400,000 529,183 5,691 534,874
Receive 6M LIBOR Semi 1.00% Semi 12/15/2031 GBP 3,400,000 52,029 (43,338) 8,691
Receive 6M NIBOR Semi 1.00% Annual 9/20/2023 NOK 57,900,000 2,842 18,365 21,207
Receive 6M NIBOR Semi 1.00% Annual 12/20/2023 NOK 13,900,000 6,157 3,905 10,062

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M NIBOR Semi 1.50% Annual 9/17/2031 NOK 16,200,000 $ 56,202 $ (21,193) $ 35,009
1,289,663 230,371 1,520,034
Pay 3M BA Qtrly 0.75% Semi 9/13/2023 CAD 15,700,000 (17,734) (30,146) (47,880)
Pay 3M BA Qtrly 1.00% Semi 12/13/2023 CAD 16,700,000 21,015 (42,378) (21,363)
Pay 3M BBR Qtrly 0.50% Semi 9/13/2023 NZD 26,100,000 (45,457) (91,883) (137,340)
Pay 3M BBR Qtrly 0.50% Semi 12/13/2023 NZD 2,100,000 (12,571) (2,056) (14,627)
Pay 3M BBR Qtrly 1.00% Semi 12/13/2023 NZD 22,200,000 72,686 (74,147) (1,461)
Pay 3M LIBOR Qtrly 1.00% Semi 9/15/2031 USD 1,100,000 (77,523) 29,467 (48,056)
Pay 3M STIBOR Qtrly 0.50% Annual 9/17/2031 SEK 5,500,000 (15,814) (2,922) (18,736)
Pay 6M BBR Semi 1.50% Semi 9/11/2031 AUD 600,000 (18,014) 13,072 (4,942)
Pay 6M EURIBOR Semi 0.25% Annual 9/15/2031 EUR 3,800,000 (155,664) (17,832) (173,496)
Pay 6M EURIBOR Semi 0.00% Annual 12/15/2031 EUR 5,700,000 (130,516) 19,572 (110,944)
Pay 6M LIBOR Semi 0.00% Semi 9/15/2023 GBP 39,100,000 (399,153) (66,686) (465,839)
Pay 6M LIBOR Semi 0.50% Semi 12/15/2023 GBP 30,900,000 33,970 (45,776) (11,806)
Pay 6M LIBOR Semi 0.00% Semi 9/17/2031 JPY 117,800,000 (22,519) 12,069 (10,450)
Pay 6M LIBOR Semi 0.00% Annual 9/17/2031 CHF 100,000 (965) 602 (363)
Pay 6M LIBOR Semi 0.00% Semi 12/17/2031 JPY 193,000,000 (25,155) 6,251 (18,904)
Pay 6M NIBOR Semi 1.00% Annual 9/20/2023 NOK 188,000,000 (27,901) (40,956) (68,857)
Pay 6M NIBOR Semi 1.00% Annual 12/20/2023 NOK 28,100,000 (18,046) (2,295) (20,341)
Receive 3M BA Qtrly 2.00% Semi 12/15/2031 CAD 2,900,000 12,349 (26,569) (14,220)
Receive 3M BBR Qtrly 2.00% Semi 12/10/2031 NZD 1,800,000 12,856 (14,595) (1,739)
Receive 3M LIBOR Qtrly 0.50% Semi 12/15/2023 USD 77,500,000 (186,854) 161,077 (25,777)
Receive 6M LIBOR Semi 0.5% Annual 9/20/2023 CHF 3,000,000 (6,585) (838) (7,423)
Receive 6M LIBOR Semi 0.00% Semi 9/20/2023 JPY 5,160,600,000 (23,902) 344 (23,558)
Receive 6M LIBOR Semi 0.00% Semi 12/20/2023 JPY 6,156,100,000 (19,581) (88) (19,669)
Receive 6M LIBOR Semi 0.5% Annual 12/20/2023 CHF 5,700,000 (8,006) (1,711) (9,717)
Receive 6M LIBOR Semi 1.00% Semi 9/15/2031 GBP 1,400,000 12,610 (14,862) (2,252)
Receive 6M NIBOR Semi 2.00% Annual 12/17/2031 NOK 5,500,000 (9,466) (6,064) (15,530)
(1,055,940) (239,350) (1,295,290)
$ 233,723 $ (8,979) $ 224,744
Abbreviations:
3M: 3 Month
6M: 6 Month
Qtrly : Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2021 were as follows:
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.03%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.44%
3 Month London Interbank Offered Rate (''LIBOR''): 0.15%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): -0.05%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.07%
6 Month Euro Interbank Offered Rate (''EURIBOR''): -0.52%
6 Month London Interbank Offered Rate (''LIBOR''): 0.16%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 0.40%

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
Total return swap contracts outstanding as of June 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
August Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 08/18/2021 BRL (6,362,700) $ 34,127
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 09/09/2021 KRW 438,850,000 5,395
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/21/2021 TWD 3,542,400 3,597
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/21/2021 TWD 31,881,600 30,850
Tel Aviv Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/28/2021 ILS 168,294 86
MSCI Brazil Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CDI plus or minus
a specified spread
(-0.45%) Monthly GSIN 09/15/2021 BRL (713,387) 2,396
MSCI China Net
Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly GSIN 09/15/2021 HKD 11,716 25
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.45%) Monthly JPMC 09/15/2021 USD (149,352) 6,118
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.08%)
Increases in
total return of
reference entity
Monthly GSIN 09/15/2021 EUR 423,045 8,824
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SOR plus or minus
a specified spread
(0.00%) Monthly GSIN 09/15/2021 SGD (168,741) 1,563

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.31%) Monthly GSIN 09/15/2021 EUR (291,803) $ 9,932
102,913
BIST 30 Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/31/2021 TRY 1,170,195 (4,264)
Corn September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/27/2021 USD 419,475 (19,765)
DTOP Index
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 09/16/2021 ZAR 2,271,830 (5,156)
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/29/2021 HKD 5,726,000 (13,886)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/29/2021 HKD 2,642,750 (5,775)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/29/2021 HKD 3,699,850 (8,763)
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/26/2021 USD (150,624) (10,089)
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/26/2021 USD 338,904 (15,148)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 09/17/2021 CHF 238,500 (1,929)
WIG20 Index
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 09/17/2021 PLN 964,480 (2,772)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly GSIN 09/15/2021 HKD 1,231,262 (1,074)
(88,621)
$ 14,292

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 16 7/2021 EUR $ 2,767,370 $ (14,014)
Brent Crude Oil 11 7/2021 USD 820,820 18,127
CAC 40 10 Euro Index 43 7/2021 EUR 3,316,721 (57,243)
FTSE Bursa Malaysia KLCI Index 5 7/2021 MYR 92,316 (1,149)
Hang Seng Index 1 7/2021 HKD 184,369 (995)
LME Aluminum Base Metal 1 7/2021 USD 63,450 7,855
LME Aluminum Base Metal 1 7/2021 USD 62,998 2,271
LME Aluminum Base Metal 1 7/2021 USD 62,977 4,683
LME Aluminum Base Metal 1 7/2021 USD 62,998 3,120
LME Aluminum Base Metal 1 7/2021 USD 63,000 2,522
LME Aluminum Base Metal 2 7/2021 USD 125,993 5,487
LME Aluminum Base Metal 3 7/2021 USD 188,900 13,246
LME Aluminum Base Metal 5 7/2021 USD 314,438 31,528
LME Copper Base Metal 1 7/2021 USD 234,063 2,660
LME Nickel Base Metal 1 7/2021 USD 109,265 9,709
LME Nickel Base Metal 1 7/2021 USD 109,253 9,285
LME Nickel Base Metal 1 7/2021 USD 110,139 13,525
LME Nickel Base Metal 1 7/2021 USD 109,242 11,019
LME Nickel Base Metal 3 7/2021 USD 327,733 37,384
LME Zinc Base Metal 1 7/2021 USD 74,247 1,218
LME Zinc Base Metal 1 7/2021 USD 74,256 4,423
LME Zinc Base Metal 1 7/2021 USD 73,738 3,970
LME Zinc Base Metal 1 7/2021 USD 74,251 1,142
LME Zinc Base Metal 1 7/2021 USD 74,244 3,972
LME Zinc Base Metal 1 7/2021 USD 74,255 491
Natural Gas 22 7/2021 USD 803,000 69,520
NY Harbor ULSD 1 7/2021 USD 89,389 406
OMXS30 Index 44 7/2021 SEK 1,165,025 (2,713)
SGX FTSE China A50 Index 8 7/2021 USD 138,696 (812)
SGX NIFTY 50 Index 5 7/2021 USD 157,470 (1,287)
WTI Crude Oil 13 7/2021 USD 955,110 53,224
LME Aluminum Base Metal 1 8/2021 USD 63,063 676
LME Aluminum Base Metal 1 8/2021 USD 63,063 3,585
LME Aluminum Base Metal 1 8/2021 USD 63,063 1,968
LME Nickel Base Metal 1 8/2021 USD 109,234 1,361
LME Nickel Base Metal 1 8/2021 USD 109,227 1,150
LME Nickel Base Metal 2 8/2021 USD 218,479 10,516
LME Nickel Base Metal 2 8/2021 USD 218,496 983
LME Zinc Base Metal 1 8/2021 USD 74,311 (520)
LME Zinc Base Metal 2 8/2021 USD 148,663 (330)
Australia 10 Year Bond 108 9/2021 AUD 11,435,546 (28,598)
Copper 3 9/2021 USD 321,675 9,861
Corn 8 9/2021 USD 239,700 (1,760)
FTSE/JSE Top 40 Index 7 9/2021 ZAR 293,510 (6,080)
FTSE/MIB Index 11 9/2021 EUR 1,630,667 (38,563)
KOSPI 200 Index 20 9/2021 KRW 1,948,453 26,008
LME Aluminum Base Metal 1 9/2021 USD 63,091 3,454
LME Aluminum Base Metal 1 9/2021 USD 63,109 2,926
LME Aluminum Base Metal 1 9/2021 USD 63,156 2,487
LME Aluminum Base Metal 1 9/2021 USD 63,188 2,797
LME Aluminum Base Metal 2 9/2021 USD 126,225 2,149
LME Aluminum Base Metal 2 9/2021 USD 126,213 2,951
LME Aluminum Base Metal 2 9/2021 USD 126,225 3,626

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 3 9/2021 USD $ 189,338 $ 5,014
LME Aluminum Base Metal 21 9/2021 USD 1,325,363 54,522
LME Copper Base Metal 1 9/2021 USD 234,325 7,072
LME Copper Base Metal 1 9/2021 USD 234,369 (884)
LME Copper Base Metal 1 9/2021 USD 234,319 3,116
LME Lead Base Metal 1 9/2021 USD 56,829 1,133
LME Lead Base Metal 1 9/2021 USD 56,775 1,447
LME Nickel Base Metal 1 9/2021 USD 109,284 (1,809)
LME Nickel Base Metal 1 9/2021 USD 109,284 5,541
LME Nickel Base Metal 1 9/2021 USD 109,263 1,501
LME Nickel Base Metal 6 9/2021 USD 655,704 34,434
LME Zinc Base Metal 1 9/2021 USD 74,363 2,435
LME Zinc Base Metal 2 9/2021 USD 148,724 (5,662)
LME Zinc Base Metal 5 9/2021 USD 372,125 (3,775)
MEX BOLSA Index 2 9/2021 MXN 50,832 (707)
NASDAQ 100 E-Mini Index 2 9/2021 USD 581,960 22,493
Nikkei 225 Index 2 9/2021 JPY 518,115 (1,660)
Russell 2000 E-Mini Index 2 9/2021 USD 230,780 (2,294)
S&P Midcap 400 E-Mini Index 1 9/2021 USD 269,240 (2,718)
Silver 1 9/2021 USD 130,970 107
SPI 200 Index 7 9/2021 AUD 947,956 (1,022)
TOPIX Index 42 9/2021 JPY 7,345,605 (59,375)
Soybean Meal 1 12/2021 USD 38,170 2,638
294,768
Short Contracts
HSCEI (10) 7/2021 HKD (680,744) 7,244
IBEX 35 Index (35) 7/2021 EUR (3,647,254) 154,698
LME Aluminum Base Metal (1) 7/2021 USD (63,450) (7,668)
LME Aluminum Base Metal (1) 7/2021 USD (62,998) (3,045)
LME Aluminum Base Metal (1) 7/2021 USD (62,998) (2,290)
LME Aluminum Base Metal (1) 7/2021 USD (62,977) (4,824)
LME Aluminum Base Metal (1) 7/2021 USD (63,000) (2,466)
LME Aluminum Base Metal (2) 7/2021 USD (125,993) (6,165)
LME Aluminum Base Metal (3) 7/2021 USD (188,900) (14,027)
LME Aluminum Base Metal (5) 7/2021 USD (314,438) (31,840)
LME Copper Base Metal (1) 7/2021 USD (234,063) (2,266)
LME Nickel Base Metal (1) 7/2021 USD (109,242) (10,722)
LME Nickel Base Metal (1) 7/2021 USD (109,253) (9,716)
LME Nickel Base Metal (1) 7/2021 USD (110,139) (13,661)
LME Nickel Base Metal (1) 7/2021 USD (109,265) (9,760)
LME Nickel Base Metal (3) 7/2021 USD (327,733) (37,697)
LME Zinc Base Metal (1) 7/2021 USD (74,247) (1,225)
LME Zinc Base Metal (1) 7/2021 USD (74,251) (1,260)
LME Zinc Base Metal (1) 7/2021 USD (73,738) (4,025)
LME Zinc Base Metal (1) 7/2021 USD (74,244) (3,847)
LME Zinc Base Metal (1) 7/2021 USD (74,256) (4,094)
LME Zinc Base Metal (1) 7/2021 USD (74,255) (483)
MSCI Singapore Index (29) 7/2021 SGD (766,569) (1,165)
100 oz Gold (2) 8/2021 USD (354,320) 3,652
LME Aluminum Base Metal (1) 8/2021 USD (63,063) (711)
LME Aluminum Base Metal (1) 8/2021 USD (63,063) (1,928)
LME Aluminum Base Metal (1) 8/2021 USD (63,063) (3,690)
LME Nickel Base Metal (1) 8/2021 USD (109,234) (1,237)
LME Nickel Base Metal (1) 8/2021 USD (109,227) (1,050)
LME Nickel Base Metal (2) 8/2021 USD (218,496) (1,133)
LME Nickel Base Metal (2) 8/2021 USD (218,479) (12,168)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 8/2021 USD $ (74,311) $ 1,186
LME Zinc Base Metal (2) 8/2021 USD (148,663) (668)
Canada 10 Year Bond (19) 9/2021 CAD (2,230,461) (25,547)
DAX Index (6) 9/2021 EUR (2,761,849) 23,938
EURO STOXX 50 Index (3) 9/2021 EUR (144,264) 2,666
Euro- Bobl (29) 9/2021 EUR (4,612,983) (4,098)
Euro-BTP (2) 9/2021 EUR (359,069) (3,746)
Euro-Bund (85) 9/2021 EUR (17,397,147) (111,129)
Euro-OAT (6) 9/2021 EUR (1,131,490) (4,897)
Euro-Schatz (62) 9/2021 EUR (8,244,140) (358)
FTSE 100 Index (69) 9/2021 GBP (6,662,727) 109,789
Japan 10 Year Bond (11) 9/2021 JPY (15,019,489) (7,839)
LME Aluminum Base Metal (1) 9/2021 USD (63,188) (2,365)
LME Aluminum Base Metal (1) 9/2021 USD (63,109) (2,831)
LME Aluminum Base Metal (1) 9/2021 USD (63,156) (2,384)
LME Aluminum Base Metal (1) 9/2021 USD (63,091) (2,944)
LME Aluminum Base Metal (2) 9/2021 USD (126,213) (2,981)
LME Aluminum Base Metal (2) 9/2021 USD (126,225) (3,606)
LME Aluminum Base Metal (2) 9/2021 USD (126,225) (2,230)
LME Aluminum Base Metal (3) 9/2021 USD (189,338) (5,914)
LME Copper Base Metal (1) 9/2021 USD (234,325) (6,716)
LME Copper Base Metal (1) 9/2021 USD (234,319) (4,014)
LME Copper Base Metal (1) 9/2021 USD (234,369) 614
LME Copper Base Metal (3) 9/2021 USD (703,275) (9,445)
LME Lead Base Metal (1) 9/2021 USD (56,829) (1,581)
LME Nickel Base Metal (1) 9/2021 USD (109,284) 1,584
LME Nickel Base Metal (1) 9/2021 USD (109,284) (5,681)
LME Nickel Base Metal (1) 9/2021 USD (109,263) (1,485)
LME Nickel Base Metal (3) 9/2021 USD (327,852) (8,790)
LME Zinc Base Metal (1) 9/2021 USD (74,363) (2,433)
LME Zinc Base Metal (2) 9/2021 USD (148,724) 6,070
LME Zinc Base Metal (2) 9/2021 USD (148,850) (1,842)
Long Gilt (2) 9/2021 GBP (354,401) (491)
MSCI Emerging Markets E-Mini Index (2) 9/2021 USD (136,480) (989)
S&P 500 E-Mini Index (15) 9/2021 USD (3,216,450) (29,965)
SET50 Index (104) 9/2021 THB (614,914) 895
U.S. Treasury 10 Year Note (91) 9/2021 USD (12,057,500) (40,837)
U.S. Treasury 2 Year Note (67) 9/2021 USD (14,761,462) 21,932
U.S. Treasury 5 Year Note (18) 9/2021 USD (2,221,734) 1,801
U.S. Treasury Long Bond (1) 9/2021 USD (160,750) (4,333)
U.S. Treasury Ultra Bond (3) 9/2021 USD (578,063) (22,802)
Wheat (5) 9/2021 USD (169,875) 2,463
Soybean (3) 11/2021 USD (209,850) 9,457
(171,115)
$ 123,653

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
Forward foreign currency contracts outstanding as of June 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 9,985,503 USD 1,905,504 CITI
**
9/15/2021 $ 83,202
BRL 9,985,497 USD 1,905,505 JPMC
**
9/15/2021 83,200
CLP 8,500,000 USD 11,214 CITI
**
9/15/2021 336
CLP 8,500,000 USD 11,214 JPMC
**
9/15/2021 336
CNY 62,500 USD 9,586 CITI
**
9/15/2021 24
CNY 62,500 USD 9,586 JPMC
**
9/15/2021 24
COP 1,496,863,999 USD 392,910 CITI
**
9/15/2021 4,348
COP 1,496,864,001 USD 392,910 JPMC
**
9/15/2021 4,347
KRW 240,769,500 USD 212,239 CITI
**
9/15/2021 767
KRW 240,769,500 USD 212,239 JPMC
**
9/15/2021 767
MXN 14,685,752 USD 724,220 CITI 9/15/2021 5,394
MXN 14,685,748 USD 724,220 JPMC 9/15/2021 5,394
NOK 3,866,500 USD 443,955 CITI 9/15/2021 5,248
NOK 3,866,500 USD 443,956 JPMC 9/15/2021 5,247
PLN 159,500 USD 41,626 CITI 9/15/2021 214
PLN 159,500 USD 41,626 JPMC 9/15/2021 214
RUB 50,497,500 USD 676,229 CITI
**
9/15/2021 6,178
RUB 50,497,500 USD 676,230 JPMC
**
9/15/2021 6,177
SEK 1,847,500 USD 214,293 CITI 9/15/2021 1,739
SEK 1,847,500 USD 214,293 JPMC 9/15/2021 1,739
USD 3,431,480 AUD 4,443,503 CITI 9/15/2021 97,987
USD 3,431,472 AUD 4,443,497 JPMC 9/15/2021 97,982
USD 24,906 BRL 123,500 CITI
**
9/15/2021 310
USD 24,906 BRL 123,500 JPMC
**
9/15/2021 310
USD 2,670,417 CAD 3,270,003 CITI 9/15/2021 32,552
USD 2,670,408 CAD 3,269,997 JPMC 9/15/2021 32,548
USD 3,060,698 CHF 2,739,503 CITI 9/15/2021 93,828
USD 3,060,687 CHF 2,739,497 JPMC 9/15/2021 93,824
USD 321,666 CLP 233,000,001 CITI
**
9/15/2021 5,055
USD 321,666 CLP 232,999,999 JPMC
**
9/15/2021 5,055
USD 176,249 CNY 1,134,500 CITI
**
9/15/2021 1,806
USD 176,249 CNY 1,134,500 JPMC
**
9/15/2021 1,805
USD 678,187 COP 2,520,969,500 CITI
**
9/15/2021 9,139
USD 678,186 COP 2,520,969,499 JPMC
**
9/15/2021 9,138
USD 1,274,563 CZK 26,649,000 CITI 9/15/2021 36,172
USD 1,274,561 CZK 26,649,000 JPMC 9/15/2021 36,170
USD 5,036,613 EUR 4,182,001 CITI 9/15/2021 69,943
USD 5,036,604 EUR 4,181,999 JPMC 9/15/2021 69,937
USD 2,543,590 GBP 1,796,502 CITI 9/15/2021 58,057
USD 2,543,581 GBP 1,796,498 JPMC 9/15/2021 58,054
USD 92,593 HUF 26,663,500 CITI 9/15/2021 2,741
USD 92,593 HUF 26,663,500 JPMC 9/15/2021 2,741
USD 169,639 IDR 2,465,000,000 CITI
**
9/15/2021 1,953
USD 169,639 IDR 2,465,000,000 JPMC
**
9/15/2021 1,953
USD 383,126 INR 28,622,503 CITI
**
9/15/2021 1,755
USD 383,121 INR 28,622,497 JPMC
**
9/15/2021 1,750
USD 2,203,227 JPY 241,541,002 CITI 9/15/2021 27,620
USD 2,203,224 JPY 241,540,998 JPMC 9/15/2021 27,617
USD 410,133 KRW 459,712,001 CITI
**
9/15/2021 3,429
USD 410,132 KRW 459,711,999 JPMC
**
9/15/2021 3,428
USD 282,824 MXN 5,675,500 CITI 9/15/2021 855
USD 282,823 MXN 5,675,500 JPMC 9/15/2021 855
USD 4,980,832 NOK 41,494,501 CITI 9/15/2021 160,071
USD 4,980,825 NOK 41,494,499 JPMC 9/15/2021 160,065
USD 5,022,599 NZD 6,957,004 CITI 9/15/2021 160,800

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 5,022,587 NZD 6,956,996 JPMC 9/15/2021 $ 160,794
USD 304,035 PHP 14,700,000 CITI
**
9/15/2021 4,707
USD 304,035 PHP 14,700,000 JPMC
**
9/15/2021 4,707
USD 1,974,851 PLN 7,274,501 CITI 9/15/2021 66,592
USD 1,974,848 PLN 7,274,499 JPMC 9/15/2021 66,590
USD 23,164 RUB 1,694,500 CITI
**
9/15/2021 265
USD 23,164 RUB 1,694,500 JPMC
**
9/15/2021 265
USD 1,964,580 SGD 2,606,502 CITI 9/15/2021 26,249
USD 1,964,574 SGD 2,606,498 JPMC 9/15/2021 26,247
USD 4,869 THB 153,500 CITI 9/15/2021 81
USD 4,869 THB 153,500 JPMC 9/15/2021 81
USD 169,745 TWD 4,700,002 CITI
**
9/15/2021 305
USD 169,745 TWD 4,699,998 JPMC
**
9/15/2021 305
USD 208,024 ZAR 2,946,002 CITI 9/15/2021 3,734
USD 208,023 ZAR 2,945,998 JPMC 9/15/2021 3,734
ZAR 831,000 USD 57,415 CITI 9/15/2021 210
ZAR 831,000 USD 57,415 JPMC 9/15/2021 210
USD 196,324 ILS 637,500 CITI 9/17/2021 602
USD 196,324 ILS 637,500 JPMC 9/17/2021 601
Total unrealized appreciation 1,948,479
AUD 4,606,500 USD 3,567,693 CITI 9/15/2021 (111,920)
AUD 4,606,500 USD 3,567,698 JPMC 9/15/2021 (111,924)
BRL 642,500 USD 128,727 CITI
**
9/15/2021 (767)
BRL 642,500 USD 128,727 JPMC
**
9/15/2021 (767)
CAD 9,607,671 USD 7,948,328 CITI 9/15/2021 (197,956)
CAD 9,607,665 USD 7,948,333 JPMC 9/15/2021 (197,966)
CHF 338,000 USD 367,315 CITI 9/15/2021 (1,263)
CHF 338,000 USD 367,316 JPMC 9/15/2021 (1,263)
CLP 473,609,003 USD 654,030 CITI
**
9/15/2021 (10,469)
CLP 473,608,997 USD 654,030 JPMC
**
9/15/2021 (10,470)
CNY 4,673,252 USD 721,212 CITI
**
9/15/2021 (2,642)
CNY 4,673,248 USD 721,212 JPMC
**
9/15/2021 (2,643)
COP 489,788,000 USD 133,204 CITI
**
9/15/2021 (3,218)
COP 489,788,000 USD 133,204 JPMC
**
9/15/2021 (3,218)
CZK 23,049,000 USD 1,106,856 CITI 9/15/2021 (35,759)
CZK 23,049,000 USD 1,106,858 JPMC 9/15/2021 (35,760)
EUR 5,040,002 USD 6,166,626 CITI 9/15/2021 (180,968)
EUR 5,039,998 USD 6,166,629 JPMC 9/15/2021 (180,976)
GBP 1,916,002 USD 2,705,335 CITI 9/15/2021 (54,469)
GBP 1,915,998 USD 2,705,332 JPMC 9/15/2021 (54,473)
HUF 170,455,000 USD 592,005 CITI 9/15/2021 (17,600)
HUF 170,455,000 USD 592,006 JPMC 9/15/2021 (17,601)
IDR 735,000,000 USD 50,678 CITI
**
9/15/2021 (678)
IDR 735,000,000 USD 50,678 JPMC
**
9/15/2021 (678)
INR 60,110,504 USD 809,644 CITI
**
9/15/2021 (8,723)
INR 60,110,496 USD 809,645 JPMC
**
9/15/2021 (8,724)
KRW 1,045,287,501 USD 935,015 CITI
**
9/15/2021 (10,256)
KRW 1,045,287,499 USD 935,016 JPMC
**
9/15/2021 (10,257)
MXN 20,842,250 USD 1,042,815 CITI 9/15/2021 (7,335)
MXN 20,842,250 USD 1,042,816 JPMC 9/15/2021 (7,337)
NOK 7,427,000 USD 889,829 CITI 9/15/2021 (26,973)
NOK 7,427,000 USD 889,830 JPMC 9/15/2021 (26,974)
NZD 2,676,500 USD 1,920,122 CITI 9/15/2021 (49,690)
NZD 2,676,500 USD 1,920,124 JPMC 9/15/2021 (49,692)
PLN 6,683,001 USD 1,816,366 CITI 9/15/2021 (63,270)
PLN 6,682,999 USD 1,816,367 JPMC 9/15/2021 (63,273)
RUB 24,450,000 USD 334,387 CITI
**
9/15/2021 (3,978)
RUB 24,450,000 USD 334,389 JPMC
**
9/15/2021 (3,979)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SEK 28,523,000 USD 3,414,831 CITI 9/15/2021 $ (79,568)
SEK 28,523,000 USD 3,414,836 JPMC 9/15/2021 (79,572)
THB 2,457,501 USD 78,109 CITI 9/15/2021 (1,455)
THB 2,457,499 USD 78,109 JPMC 9/15/2021 (1,456)
TWD 3,650,002 USD 133,019 CITI
**
9/15/2021 (1,432)
TWD 3,649,998 USD 133,019 JPMC
**
9/15/2021 (1,432)
USD 362,503 BRL 1,910,502 CITI
**
9/15/2021 (17,992)
USD 362,501 BRL 1,910,498 JPMC
**
9/15/2021 (17,992)
USD 544,943 CAD 676,000 CITI 9/15/2021 (377)
USD 544,942 CAD 676,000 JPMC 9/15/2021 (377)
USD 369,223 CLP 276,609,002 CITI
**
9/15/2021 (6,645)
USD 369,223 CLP 276,608,998 JPMC
**
9/15/2021 (6,646)
USD 2,686 CNY 17,500 CITI
**
9/15/2021 (5)
USD 2,686 CNY 17,500 JPMC
**
9/15/2021 (5)
USD 218,706 COP 825,682,501 CITI
**
9/15/2021 (424)
USD 218,706 COP 825,682,500 JPMC
**
9/15/2021 (424)
USD 2,318 CZK 50,000 CITI 9/15/2021 (6)
USD 2,318 CZK 50,000 JPMC 9/15/2021 (6)
USD 142,451 GBP 103,000 CITI 9/15/2021 (53)
USD 142,451 GBP 103,000 JPMC 9/15/2021 (54)
USD 40,594 INR 3,050,000 CITI
**
9/15/2021 (44)
USD 40,594 INR 3,050,000 JPMC
**
9/15/2021 (44)
USD 13,977 KRW 15,832,500 CITI
**
9/15/2021 (30)
USD 13,977 KRW 15,832,500 JPMC
**
9/15/2021 (30)
USD 242,372 MXN 4,925,500 CITI 9/15/2021 (2,335)
USD 242,372 MXN 4,925,500 JPMC 9/15/2021 (2,336)
USD 34,240 NZD 49,000 CITI 9/15/2021 (3)
USD 34,239 NZD 49,000 JPMC 9/15/2021 (3)
USD 383,782 RUB 28,453,000 CITI
**
9/15/2021 (723)
USD 383,781 RUB 28,453,000 JPMC
**
9/15/2021 (724)
USD 32,421 TWD 900,000 CITI
**
9/15/2021 (25)
USD 32,421 TWD 900,000 JPMC
**
9/15/2021 (25)
USD 4,229 ZAR 61,500 CITI 9/15/2021 (36)
USD 4,229 ZAR 61,500 JPMC 9/15/2021 (36)
ZAR 7,884,504 USD 561,491 CITI 9/15/2021 (14,741)
ZAR 7,884,496 USD 561,491 JPMC 9/15/2021 (14,742)
USD 189,458 ILS 617,500 CITI 9/17/2021 (124)
USD 189,458 ILS 617,500 JPMC 9/17/2021 (124)
Total unrealized depreciation (1,827,955)
Net unrealized appreciation $ 120,524
** Non-deliverable forward.

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 2,462,068 $ 2,462,068
CITG
Cash – 14,975 14,975
CITI
Cash (80,027) – (80,027)
Investment Companies 324,192 – 324,192
CRSU
Cash – 1,105,768 1,105,768
GSCO
Cash – 543,697 543,697
GSIN
U.S. Treasury Bills 359,939 – 359,939
JPMC
Investment Companies 491,652 – 491,652
JPMS
Cash – 316,294 316,294
MSCL
Cash – 404,240 404,240
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 51,899 $ 51,899
GSIN
Cash 120,000 – 120,000
JPPC
Cash – 16,544 16,544
MSCL
Cash – 112,585 112,585
SOCG
Cash (110,006) – (110,006)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
7
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 91.8%
INVESTMENT COMPANIES - 28.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(a)(b) 2,588,063 2,588,063
Limited Purpose Cash Investment
Fund, 0.01% (1)(a) 79,889,719 79,857,763
TOTAL INVESTMENT COMPANIES
(Cost $82,448,569) 82,445,826
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 62.9%
U.S. Treasury Bills
0.09%, 7/15/2021 (c) $ 6,870,000 6,869,886
0.10%, 7/22/2021 (c)(d) 26,165,000 26,164,309
0.08%, 7/29/2021 (c) 448,000 447,984
0.05%, 8/12/2021 (c)(d) 20,266,000 20,264,759
0.06%, 8/19/2021 (c)(e) 3,471,000 3,470,786
0.03%, 10/7/2021 (c)(e) 3,313,000 3,312,572
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 62.9% (continued)
0.04%, 10/14/2021 (c)(e) $ 3,079,000 3,078,573
0.04%, 10/21/2021 (c)(e) 6,988,000 6,987,022
0.03%, 11/12/2021 (c)(e) 13,273,000 13,270,382
0.03%, 11/18/2021 (c)(e) 5,800,000 5,798,872
0.03%, 11/26/2021 (c)(e) 8,051,000 8,049,246
0.04%, 12/2/2021 (c)(e) 38,366,000 38,357,384
0.04%, 12/9/2021 (c)(e) 38,285,000 38,276,011
0.06%, 12/23/2021 (c)(e) 4,778,000 4,776,781
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $179,131,001) 179,124,567
TOTAL SHORT-TERM INVESTMENTS
(Cost $261,579,570) 261,570,393
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 91.8%
(Cost $261,579,570) 261,570,393
OTHER ASSETS IN EXCESS OF
LIABILITIES - 8.2% (f) 23,467,827
NET ASSETS - 100.0% 285,038,220
(a) Represents 7-day effective yield as of June 30, 2021.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap and futures contracts.
(e) All or a portion of the security pledged as collateral for swap contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Total return swap contracts outstanding as of June 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 09/17/2021 CHF 357,750 $ 861
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 09/17/2021 CHF 3,100,500 6,907
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.28%)
Increases in
total return of
reference entity
Monthly JPMC 09/15/2021 CAD 354,540 2,022

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly JPMC 09/15/2021 EUR 1,014,463 $ 21,078
30,868
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/29/2021 HKD 1,431,500 (3,455)
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 07/29/2021 HKD 8,589,000 (16,135)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly JPMC 09/15/2021 AUD 1,247,362 (963)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.32%)
Increases in
total return of
reference entity
Monthly JPMC 09/15/2021 EUR 71,199 (255)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 09/15/2021 HKD 307,816 (269)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.21%)
Increases in
total return of
reference entity
Monthly JPMC 09/15/2021 EUR 146,292 (4,497)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly JPMC 09/15/2021 JPY 1,075,117,559 (71,919)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.35%)
Increases in
total return of
reference entity
Monthly JPMC 09/15/2021 EUR 527,148 $ (17,928)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-0.25%)
Increases in
total return of
reference entity
Monthly JPMC 09/15/2021 SEK 524,514 (431)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.16%)
Increases in
total return of
reference entity
Monthly JPMC 09/15/2021 CHF 1,047,512 (3,614)
(119,466)
$ (88,598)
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 14 7/2021 EUR $ 2,421,449 $ (12,564)
CAC 40 10 Euro Index 56 7/2021 EUR 4,319,450 (85,090)
IBEX 35 Index 12 7/2021 EUR 1,250,487 (57,175)
MSCI Singapore Index 14 7/2021 SGD 370,068 947
OMXS30 Index 55 7/2021 SEK 1,456,281 (13,609)
DAX Index 6 9/2021 EUR 2,761,849 (38,125)
FTSE 100 Index 44 9/2021 GBP 4,248,695 (74,374)
FTSE/MIB Index 5 9/2021 EUR 741,212 (17,557)
S&P 500 E-Mini Index 487 9/2021 USD 104,427,410 1,220,698
S&P/TSX 60 Index 24 9/2021 CAD 4,657,115 32,333
SPI 200 Index 16 9/2021 AUD 2,166,756 (18,764)
936,720
Short Contracts
Hang Seng Index (1) 7/2021 HKD (184,369) 3,448
TOPIX Index (7) 9/2021 JPY (1,224,268) 9,635
13,083
$ 949,803

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
Forward foreign currency contracts outstanding as of June 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
HKD 4,006,750 USD 516,110 CITI 9/15/2021 $ 18
HKD 4,006,750 USD 516,111 JPMC 9/15/2021 16
USD 227,080 CAD 276,000 CITI 9/15/2021 4,435
USD 227,080 CAD 276,000 JPMC 9/15/2021 4,435
USD 745,781 CHF 667,713 CITI 9/15/2021 22,651
USD 745,771 CHF 667,705 JPMC 9/15/2021 22,650
USD 63,399 DKK 388,500 CITI 9/15/2021 1,357
USD 63,398 DKK 388,500 JPMC 9/15/2021 1,357
USD 1,270,493 EUR 1,042,564 CITI 9/15/2021 32,313
USD 1,270,483 EUR 1,042,557 JPMC 9/15/2021 32,311
USD 372,940 GBP 265,000 CITI 9/15/2021 6,301
USD 372,939 GBP 265,000 JPMC 9/15/2021 6,301
USD 21,260 HKD 165,000 CITI 9/15/2021 6
USD 21,260 HKD 165,000 JPMC 9/15/2021 6
USD 663,254 JPY 72,761,000 CITI 9/15/2021 7,882
USD 663,254 JPY 72,761,000 JPMC 9/15/2021 7,881
USD 14,362 NOK 119,500 CITI 9/15/2021 479
USD 14,362 NOK 119,500 JPMC 9/15/2021 479
USD 7,847 NZD 11,000 CITI 9/15/2021 160
USD 7,847 NZD 11,000 JPMC 9/15/2021 160
USD 81,074 SEK 674,120 CITI 9/15/2021 2,248
USD 81,074 SEK 674,119 JPMC 9/15/2021 2,248
USD 610,301 SGD 810,144 CITI 9/15/2021 7,836
USD 610,298 SGD 810,141 JPMC 9/15/2021 7,835
USD 13,864 ILS 45,000 CITI 9/17/2021 48
USD 13,864 ILS 45,000 JPMC 9/17/2021 48
Total unrealized appreciation 171,461
AUD 2,221,501 USD 1,721,622 CITI 9/15/2021 (55,064)
AUD 2,221,499 USD 1,721,622 JPMC 9/15/2021 (55,065)
CAD 3,431,711 USD 2,839,977 CITI 9/15/2021 (71,663)
CAD 3,431,699 USD 2,839,971 JPMC 9/15/2021 (71,668)
CHF 2,037,001 USD 2,275,083 CITI 9/15/2021 (69,019)
CHF 2,036,999 USD 2,275,083 JPMC 9/15/2021 (69,023)
DKK 3,931,722 USD 646,196 CITI 9/15/2021 (18,322)
DKK 3,931,721 USD 646,197 JPMC 9/15/2021 (18,322)
EUR 6,630,505 USD 8,115,928 CITI 9/15/2021 (241,340)
EUR 6,630,496 USD 8,115,927 JPMC 9/15/2021 (241,348)
GBP 2,525,001 USD 3,575,753 CITI 9/15/2021 (82,312)
GBP 2,525,000 USD 3,575,728 JPMC 9/15/2021 (82,288)
HKD 2,254,750 USD 290,547 CITI 9/15/2021 (103)
HKD 2,254,750 USD 290,548 JPMC 9/15/2021 (103)
JPY 626,747,501 USD 5,754,113 CITI 9/15/2021 (108,878)
JPY 626,747,500 USD 5,754,121 JPMC 9/15/2021 (108,887)
NOK 1,263,759 USD 152,384 CITI 9/15/2021 (5,563)
NOK 1,263,756 USD 152,384 JPMC 9/15/2021 (5,563)
NZD 82,000 USD 59,306 CITI 9/15/2021 (2,003)
NZD 81,999 USD 59,306 JPMC 9/15/2021 (2,003)
SEK 7,363,001 USD 885,939 CITI 9/15/2021 (24,966)
SEK 7,363,000 USD 885,940 JPMC 9/15/2021 (24,967)
SGD 341,501 USD 257,106 CITI 9/15/2021 (3,147)
SGD 341,499 USD 257,104 JPMC 9/15/2021 (3,147)
USD 21,253 HKD 165,000 CITI 9/15/2021 (2)
USD 21,253 HKD 165,000 JPMC 9/15/2021 (2)
ILS 459,001 USD 141,275 CITI 9/17/2021 (354)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ILS 458,999 USD 141,274 JPMC 9/17/2021 $ (354)
Total unrealized depreciation (1,365,476)
Net unrealized depreciation $ (1,194,015)
Total Return Basket Swaps Outstanding at June 30, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-0.25% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
07/26/2021
- 07/25/2022 $76,590,301 $115,588 $(1,303,855) $(1,188,267)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AT&T, Inc. 23,330 671,437 (2,566) 0.2
Berry Global Group, Inc. 14,591 951,625 (12,694) 1.1
Brunswick Corp. 8,724 869,085 5,322 (0.4)
Columbia Sportswear Co. 20,043 1,971,429 (59,929) 5.0
Costco Wholesale Corp. 2,318 917,163 2,689 (0.2)
Crocs, Inc. 13,346 1,555,076 28,160 (2.4)
Deckers Outdoor Corp. 3,581 1,375,355 12,211 (1.0)
DuPont de Nemours, Inc. 14,645 1,133,669 12,741 (1.1)
Graphic Packaging Holding Co. 58,781 1,066,287 4,115 (0.3)
Hanesbrands, Inc. 44,224 825,662 (10,614) 0.9
Huntsman Corp. 45,617 1,209,763 (16,878) 1.4
Lennar Corp. 8,273 821,923 18,697 (1.6)
Mosaic Co. (The) 37,240 1,188,328 26,440 (2.2)
NewMarket Corp. 2,637 849,061 (23,733) 2.0
Olin Corp. 15,558 719,713 (6,223) 0.5
Packaging Corp. of America 5,045 683,194 807 (0.1)
Polaris, Inc. 11,038 1,511,764 34,218 (2.9)
PulteGroup, Inc. 27,864 1,520,538 26,749 (2.3)
Ralph Lauren Corp. 6,941 817,719 (23,391) 2.0
Reliance Steel & Aluminum Co. 8,151 1,229,986 (19,399) 1.6
Silgan Holdings, Inc. 15,280 634,120 (2,139) 0.2
Skechers USA, Inc. 28,341 1,412,232 (11,620) 1.0
Tapestry, Inc. 20,276 881,600 – 0.0
Tri Pointe Homes, Inc. 34,969 749,386 12,239 (1.0)
Walmart, Inc. 26,250 3,701,775 65,363 (5.5)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Westlake Chemical Corp. 12,047 1,085,314 (14,577) 1.2
Short Positions
Common Stocks
United Kingdom
Linde plc (2,395) (692,394) (9,556) 0.8
United States
Albemarle Corp. (4,510) (759,755) (7,622) 0.6
Amcor plc (58,663) (672,278) 8,799 (0.7)
AptarGroup, Inc. (6,482) (912,925) 519 (0.0)
Avery Dennison Corp. (4,222) (887,633) (6,629) 0.6
Ball Corp. (20,626) (1,671,119) 36,921 (3.1)
BJ's Wholesale Club Holdings, Inc. (22,164) (1,054,563) (9,309) 0.8
Carter's, Inc. (6,161) (635,630) 14,294 (1.2)
Cleveland-Cliffs, Inc. (35,388) (762,965) (12,740) 1.1
Grocery Outlet Holding Corp. (65,441) (2,268,185) 11,779 (1.0)
Helen of Troy Ltd. (5,212) (1,188,961) (28,353) 2.4
International Flavors & Fragrances, Inc. (6,933) (1,035,790) (3,051) 0.3
Leggett & Platt, Inc. (21,960) (1,137,748) 3,294 (0.3)
Lululemon Athletica, Inc. (3,532) (1,289,074) (4,521) 0.4
Lumen Technologies, Inc. (47,750) (648,922) 21,965 (1.8)
NIKE, Inc. (6,237) (963,554) (873) 0.1
Peloton Interactive, Inc. (9,339) (1,158,223) (23,628) 2.0
PPG Industries, Inc. (5,104) (866,506) (13,066) 1.1
Royal Gold, Inc. (6,958) (793,908) (11,829) 1.0
Sprouts Farmers Market, Inc. (28,052) (697,092) 42,920 (3.6)
T-Mobile US, Inc. (16,800) (2,433,144) 8,568 (0.7)
TopBuild Corp. (6,935) (1,371,604) (40,223) 3.4
Under Armour, Inc. (49,796) (1,053,185) 26,890 (2.3)
VF Corp. (12,340) (1,012,374) 10,366 (0.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.73% to 0.03%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
61 months
maturity
01/21/2025 $42,234,512 $644,655 $(749,683) $(105,028)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 135,642 833,361 (113,927) 108.5
Ansell Ltd. 11,683 381,104 22,572 (21.5)
Aurizon Holdings Ltd. 571,466 1,591,732 (32,635) 31.1
Australia & New Zealand Banking Group Ltd. 22,765 480,522 (18,573) 17.7
BlueScope Steel Ltd. 82,784 1,360,285 35,414 (33.7)
Brambles Ltd. 82,717 709,873 (437) 0.4
carsales.com Ltd. 33,966 503,004 12,191 (11.6)
Coles Group Ltd. 56,491 723,635 33,765 (32.1)
Fortescue Metals Group Ltd. 106,054 1,852,650 55,058 (52.4)
Harvey Norman Holdings Ltd. 314,424 1,293,226 88,480 (84.2)
JB Hi-Fi Ltd. 42,572 1,613,408 93,258 (88.8)
Mineral Resources Ltd. 18,001 723,028 74,238 (70.7)
Newcrest Mining Ltd. 40,573 769,419 (44,518) 42.4
Origin Energy Ltd. 162,216 547,839 (34,993) 33.3
Sonic Healthcare Ltd. 14,632 421,628 15,218 (14.5)
South32 Ltd. 270,266 592,690 25,502 (24.3)
Suncorp Group Ltd. 104,079 866,486 (21,179) 20.2
Tabcorp Holdings Ltd. 113,541 440,533 10,493 (10.0)
Telstra Corp. Ltd. 282,347 796,328 53,154 (50.6)
Treasury Wine Estates Ltd. 44,624 390,741 (12,365) 11.8
Worley Ltd. 131,244 1,174,340 35,525 (33.8)
Short Positions
Common Stocks
Australia
Afterpay Ltd. (9,592) (851,388) (78,724) 75.0
Alumina Ltd. (693,920) (854,259) 1,585 (1.5)
APA Group (164,056) (1,094,685) 66,878 (63.7)
AusNet Services Ltd. (613,816) (804,510) 34,572 (32.9)
CIMIC Group Ltd. (26,779) (396,705) 7,153 (6.8)
Cochlear Ltd. (7,585) (1,431,040) (46,939) 44.7
Commonwealth Bank of Australia (12,585) (942,398) 57,315 (54.6)
CSL Ltd. (3,359) (718,384) 43,344 (41.3)
Domino's Pizza Enterprises Ltd. (5,758) (520,685) (14,590) 13.9
Insurance Australia Group Ltd. (213,171) (824,217) 10,468 (10.0)
Lendlease Corp. Ltd. (75,247) (646,578) 49,666 (47.3)
Macquarie Group Ltd. (11,506) (1,348,060) (19,245) 18.3
Magellan Financial Group Ltd. (14,789) (597,293) (29,430) 28.0
National Australia Bank Ltd. (17,505) (344,128) 10,525 (10.0)
Northern Star Resources Ltd. (98,344) (722,251) 25,535 (24.3)
Oil Search Ltd. (319,901) (913,924) 82,043 (78.1)
Orica Ltd. (88,078) (875,963) 44,218 (42.1)
OZ Minerals Ltd. (39,069) (656,823) 9,146 (8.7)
Qantas Airways Ltd. (119,557) (417,372) 5,124 (4.9)
QBE Insurance Group Ltd. (49,645) (400,613) 26,590 (25.3)
REA Group Ltd. (4,071) (515,834) (11,189) 10.7
Santos Ltd. (56,271) (298,884) 22,313 (21.2)
SEEK Ltd. (27,331) (679,421) (22,410) 21.3
Seven Group Holdings Ltd. (23,624) (360,363) 12,442 (11.8)
Sydney Airport (267,157) (1,159,199) 53,258 (50.7)
Transurban Group (170,858) (1,822,215) 69,575 (66.2)
Washington H Soul Pattinson & Co. Ltd. (13,913) (351,842) (23,517) 22.4
New Zealand
Xero Ltd. (4,046) (416,171) 2,788 (2.7)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
James Hardie Industries plc (35,453) (1,202,995) (1,136) 1.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the GBP/
USD 1 Week Forward FX
Swap Rate plus or minus a
specified spread (-0.80% to
0.02%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $123,039,575 $(500,508) $(1,428,342) $(1,928,850)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 34,014 2,809,132 42,466 (2.2)
Austria
Mondi plc 45,705 1,203,334 (19,747) 1.0
Russia
Evraz plc 220,068 1,805,487 (33,890) 1.8
South Africa
Anglo American plc 29,476 1,172,973 6,549 (0.3)
United Kingdom
Aviva plc 327,287 1,837,375 (64,121) 3.3
Barclays plc 879,616 2,087,397 (88,136) 4.6
Barratt Developments plc 104,587 1,007,035 (41,628) 2.2
BP plc 413,921 1,815,207 (39,823) 2.1
British American Tobacco plc 45,963 1,784,540 (25,230) 1.3
DCC plc 24,234 1,985,121 (56,276) 2.9
Entain plc 60,224 1,455,231 (64,808) 3.4
GlaxoSmithKline plc 83,863 1,648,671 (16,550) 0.9
IMI plc 47,526 1,130,775 14,681 (0.8)
Imperial Brands plc 86,848 1,872,681 (49,661) 2.6
Indivior plc 622,974 1,332,281 (3,902) 0.2
JD Sports Fashion plc 125,524 1,597,374 27,705 (1.4)
Kingfisher plc 585,844 2,956,811 109,374 (5.7)
M&G plc 816,390 2,586,246 (179,827) 9.3
Marks & Spencer Group plc 1,143,432 2,319,038 (123,409) 6.4
Royal Mail plc 387,119 3,095,343 (73,278) 3.8
Sage Group plc (The) 258,863 2,452,013 159 (0.0)
Standard Life Aberdeen plc 299,211 1,122,493 (45,786) 2.4
Tate & Lyle plc 164,086 1,678,254 (67,770) 3.5
Vodafone Group plc 598,965 1,003,883 (75,978) 3.9

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United Kingdom
Admiral Group plc (44,918) (1,954,480) 34,413 (1.8)
AstraZeneca plc (12,944) (1,555,147) (54,270) 2.8
Burberry Group plc (61,757) (1,766,201) 141,408 (7.3)
Croda International plc (29,154) (2,973,538) (96,166) 5.0
Diageo plc (64,536) (3,093,116) 20,956 (1.1)
Experian plc (26,134) (1,009,012) (2,337) 0.1
Halma plc (58,579) (2,182,376) 23,187 (1.2)
Hargreaves Lansdown plc (53,313) (1,173,121) 41,274 (2.1)
Informa plc (193,004) (1,341,332) 106,601 (5.5)
InterContinental Hotels Group plc (38,245) (2,549,052) 186,528 (9.7)
Intermediate Capital Group plc (36,286) (1,067,286) 33,231 (1.7)
J Sainsbury plc (380,973) (1,433,935) (67,834) 3.5
Meggitt plc (165,505) (1,057,246) 72,492 (3.8)
National Grid plc (110,578) (1,406,516) 15,377 (0.8)
Natwest Group plc (561,429) (1,580,018) 15,617 (0.8)
Ocado Group plc (157,128) (4,353,685) (197,644) 10.2
Prudential plc (93,108) (1,771,452) 143,787 (7.5)
RELX plc (74,534) (1,976,396) 31,350 (1.6)
Rolls-Royce Holdings plc (1,587,177) (2,172,873) 284,766 (14.8)
Severn Trent plc (54,800) (1,897,052) 16,934 (0.9)
Spirax-Sarco Engineering plc (7,820) (1,472,872) (37,149) 1.9
St James's Place plc (79,410) (1,623,673) (17,459) 0.9
Taylor Wimpey plc (486,817) (1,071,357) 51,866 (2.7)
United Utilities Group plc (119,202) (1,608,895) 95,647 (5.0)
Whitbread plc (32,758) (1,416,061) 103,304 (5.4)
Wm Morrison Supermarkets plc (544,714) (1,858,892) (492,721) 25.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HKD/
USD 1 Month Forward FX
Swap Rate plus or minus a
specified spread (-0.10% to
0.03%), which is denominated
in HKD based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $20,392,148 $47,253 $319,229 $366,482
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 146,500 496,534 (11,973) (3.3)
SITC International Holdings Co. Ltd. 25,000 104,474 14,481 4.0

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
ASM Pacific Technology Ltd. 18,400 249,250 14,284 3.9
CK Asset Holdings Ltd. 12,497 86,017 2,160 0.6
CLP Holdings Ltd. 100,000 988,285 (20,823) (5.7)
Henderson Land Development Co. Ltd. 88,960 420,981 (14,406) (3.9)
HKT Trust & HKT Ltd. 187,000 254,708 1,338 0.4
Kerry Properties Ltd. 308,500 1,017,278 (13,806) (3.8)
Man Wah Holdings Ltd. 254,400 611,160 (902) (0.2)
Melco International Development Ltd. 39,000 71,520 1,098 0.3
New World Development Co. Ltd. 90,250 468,032 755 0.2
NWS Holdings Ltd. 76,000 80,847 (593) (0.2)
Sino Land Co. Ltd. 162,000 255,382 1,664 0.5
Sun Hung Kai Properties Ltd. 24,500 364,118 (12,647) (3.5)
Swire Pacific Ltd. 47,000 318,453 (27,804) (7.6)
WH Group Ltd. 1,290,000 1,157,907 (16,734) (4.6)
Xinyi Glass Holdings Ltd. 4,000 16,298 1,074 0.3
Macau
SJM Holdings Ltd. 90,000 98,242 (2,720) (0.7)
United Kingdom
CK Hutchison Holdings Ltd. 290,500 2,261,487 42,773 11.7
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (560,100) (1,763,617) 50,636 13.8
ESR Cayman Ltd. (234,000) (788,987) (50,608) (13.8)
Hong Kong
AIA Group Ltd. (87,200) (1,081,766) (12,578) (3.4)
Hang Lung Properties Ltd. (214,000) (519,012) 10,732 2.9
Hang Seng Bank Ltd. (36,200) (722,108) 13,613 3.7
Hong Kong & China Gas Co. Ltd. (828,623) (1,286,623) 13,275 3.6
MTR Corp. Ltd. (266,787) (1,485,469) (6,244) (1.7)
Power Assets Holdings Ltd. (14,500) (88,973) 2,162 0.6
Swire Properties Ltd. (129,200) (384,845) 7,868 2.1
Techtronic Industries Co. Ltd. (4,500) (78,421) 1,154 0.3
Vitasoy International Holdings Ltd. (108,000) (400,951) (1,741) (0.5)
Wharf Real Estate Investment Co. Ltd. (171,000) (994,031) 6,965 1.9
Macau
Galaxy Entertainment Group Ltd. (49,000) (391,808) (533) (0.1)
MGM China Holdings Ltd. (212,400) (321,474) 18,828 5.1
Sands China Ltd. (65,600) (276,121) 9,876 2.7
Wynn Macau Ltd. (309,600) (486,969) 26,629 7.3

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the JPY/USD
1 Week Forward FX Swap
Rate plus or minus a specified
spread (-0.08% to 0.02%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
61 months
maturity
01/21/2025 $309,811,407 $1,552,043 $(4,874,809) $(3,322,766)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Aisin Corp. 45,900 1,968,076 (34,133) 1.0
Alps Alpine Co. Ltd. 160,600 1,699,648 (45,584) 1.4
Honda Motor Co. Ltd. 71,200 2,290,023 (24,043) 0.7
Iida Group Holdings Co. Ltd. 85,200 2,191,516 (42,619) 1.3
Kajima Corp. 130,600 1,657,290 (42,739) 1.3
K's Holdings Corp. 149,400 1,716,950 (3,184) 0.1
Mebuki Financial Group, Inc. 1,067,000 2,256,160 (1,034) 0.0
Medipal Holdings Corp. 90,700 1,734,053 (20,479) 0.6
Nintendo Co. Ltd. 3,000 1,736,019 8,054 (0.2)
Nippon Express Co. Ltd. 21,800 1,662,351 (15,358) 0.5
Nippon Telegraph & Telephone Corp. 114,400 2,991,010 26,465 (0.8)
Ono Pharmaceutical Co. Ltd. 84,600 1,886,595 (12,213) 0.4
Panasonic Corp. 168,600 1,941,349 61,973 (1.9)
SCREEN Holdings Co. Ltd. 20,800 2,044,160 31,523 (0.9)
Sekisui House Ltd. 85,600 1,757,777 53,473 (1.6)
Shimamura Co. Ltd. 23,200 2,225,776 251,216 (7.6)
Sojitz Corp. 679,100 2,054,188 (36,740) 1.1
Sumitomo Rubber Industries Ltd. 144,400 1,996,331 (73,702) 2.2
Taiheiyo Cement Corp. 85,800 1,886,018 1,770 (0.1)
Takeda Pharmaceutical Co. Ltd. 49,300 1,654,536 (12,894) 0.4
Toyo Suisan Kaisha Ltd. 45,400 1,749,831 (48,433) 1.5
Toyota Boshoku Corp. 86,900 1,803,721 2,901 (0.1)
Yamada Holdings Co. Ltd. 383,300 1,772,427 9,400 (0.3)
Yamato Holdings Co. Ltd. 72,800 2,068,540 80,016 (2.4)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (102,400) (2,748,903) (30,136) 0.9
Asahi Group Holdings Ltd. (60,600) (2,832,367) 148,277 (4.5)
Asahi Intecc Co. Ltd. (88,200) (2,108,732) (38,235) 1.2
Bridgestone Corp. (42,800) (1,945,362) 6,532 (0.2)
Chiba Bank Ltd. (The) (345,500) (2,088,201) 70,621 (2.1)
Denso Corp. (39,300) (2,679,926) 81,635 (2.5)
East Japan Railway Co. (28,300) (2,018,187) 81,190 (2.4)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Eisai Co. Ltd. (21,700) (2,132,617) 92,830 (2.8)
Harmonic Drive Systems, Inc. (31,300) (1,720,201) (83,634) 2.5
Ito En Ltd. (26,700) (1,584,642) 59,683 (1.8)
Japan Airport Terminal Co. Ltd. (35,600) (1,599,269) 163,778 (4.9)
Keio Corp. (34,200) (2,013,203) 114,631 (3.4)
Kikkoman Corp. (45,700) (3,013,838) (6,982) 0.2
Kirin Holdings Co. Ltd. (85,100) (1,660,798) 93,899 (2.8)
Kobe Bussan Co. Ltd. (104,800) (3,301,875) (360,882) 10.9
Mitsubishi Motors Corp. (572,800) (1,613,263) (25,134) 0.8
Nippon Paint Holdings Co. Ltd. (158,100) (2,138,794) 173,994 (5.2)
Odakyu Electric Railway Co. Ltd. (111,900) (2,830,369) 127,607 (3.8)
Oriental Land Co. Ltd. (15,100) (2,151,231) 69,202 (2.1)
Pan Pacific International Holdings Corp. (83,400) (1,734,302) 6,679 (0.2)
Seven Bank Ltd. (854,500) (1,816,580) (32,300) 1.0
Shiseido Co. Ltd. (30,500) (2,249,642) 23,903 (0.7)
Showa Denko KK (61,900) (1,839,671) 144,956 (4.4)
Tokio Marine Holdings, Inc. (66,100) (3,044,584) 25,410 (0.8)
Toyota Motor Corp. (20,200) (1,765,765) 94,949 (2.9)
Yaskawa Electric Corp. (39,700) (1,938,762) (44,845) 1.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
44-61 months
maturity
ranging from
01/13/2025
- 06/04/2026 $70,711,734 $(775,254) $175,412 $(599,842)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Amundi SA 12,436 1,096,841 4,673 (0.8)
Arkema SA 5,988 752,597 (11,334) 1.9
Atos SE 51,638 3,144,366 (112,307) 18.7
Bollore SA 171,516 920,074 13,327 (2.2)
Bouygues SA 22,804 844,658 (73,912) 12.3
Carrefour SA 87,367 1,719,332 (57,832) 9.6
Cie de Saint-Gobain 10,784 711,699 (16,757) 2.8
Cie Generale des Etablissements Michelin SCA 8,950 1,428,379 43,861 (7.3)
CNP Assurances 47,652 812,154 (10,390) 1.7
Eiffage SA 7,645 778,694 (45,158) 7.5
Electricite de France SA 72,270 987,648 (38,105) 6.4
Eutelsat Communications SA 91,095 1,065,684 (58,228) 9.7
Ipsen SA 16,634 1,730,887 (56,384) 9.4

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
La Francaise des Jeux SAEM 21,543 1,267,108 37,569 (6.3)
Orange SA 121,888 1,391,082 (141,270) 23.6
Publicis Groupe SA 41,717 2,669,680 (99,921) 16.7
Rexel SA 112,686 2,359,437 71,128 (11.9)
Rubis SCA 36,507 1,624,401 (160,179) 26.7
SEB SA 5,585 1,010,345 (3,792) 0.6
Sodexo SA 18,749 1,752,275 (70,767) 11.8
Ubisoft Entertainment SA 9,938 694,345 1,629 (0.3)
Luxembourg
Eurofins Scientific SE 8,801 1,006,647 118,219 (19.7)
SES SA 101,062 772,857 (41,558) 6.9
Switzerland
STMicroelectronics NV 31,952 1,161,985 4,990 (0.8)
Short Positions
Common Stocks
France
Aeroports de Paris (12,308) (1,606,583) 184,270 (30.7)
Air Liquide SA (6,337) (1,111,193) (45,116) 7.5
Airbus SE (7,597) (978,895) 17,144 (2.9)
Alstom SA (21,067) (1,064,426) 75,546 (12.6)
AXA SA (66,491) (1,688,362) 82,177 (13.7)
Bureau Veritas SA (18,526) (586,598) (9,173) 1.5
Capgemini SE (9,331) (1,794,478) (134,040) 22.3
Cie Plastic Omnium SA (22,386) (700,031) 56,142 (9.4)
Danone SA (13,030) (916,725) (8,331) 1.4
Dassault Systemes SE (6,867) (1,666,595) (128,397) 21.4
Edenred (16,237) (925,781) (17,664) 2.9
Engie SA (57,420) (787,376) 52,606 (8.8)
Getlink SE (62,133) (970,341) (33,441) 5.6
Kering SA (1,282) (1,123,311) 8,377 (1.4)
L'Oreal SA (9,032) (4,033,636) 56,303 (9.4)
LVMH Moet Hennessy Louis Vuitton SE (1,463) (1,150,879) (2,212) 0.4
Orpea SA (5,137) (654,008) (7,390) 1.2
Pernod Ricard SA (9,078) (2,017,697) (71,862) 12.0
Remy Cointreau SA (7,219) (1,490,886) (64,411) 10.7
Safran SA (9,260) (1,285,130) 84,225 (14.0)
Sanofi (8,395) (882,001) (21,600) 3.6
SCOR SE (37,014) (1,178,346) (41,138) 6.9
SOITEC (3,062) (676,158) (42,198) 7.0
TotalEnergies SE (17,929) (812,216) 38,174 (6.4)
Worldline SA (16,389) (1,535,725) (44,903) 7.5
United States
Schneider Electric SE (9,500) (1,497,623) (13,835) 2.3

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Floating Rate plus
or minus a specified spread
(-0.35% to 0.02%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
44-61 months
maturity
ranging from
01/13/2025
- 06/24/2026 $427,369,804 $(4,043,602) $(180,821) $(4,224,423)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Allstate Corp. (The) 16,795 2,190,740 (43,499) 1.0
Associated Banc-Corp. 84,851 1,737,748 (170,551) 4.0
AutoNation, Inc. 15,664 1,485,104 (24,058) 0.6
Bank of New York Mellon Corp. (The) 35,877 1,837,979 21,885 (0.5)
Booking Holdings, Inc. 793 1,735,155 (99,784) 2.4
Capital One Financial Corp. 10,060 1,556,181 (59,455) 1.4
Citigroup, Inc. 22,379 1,583,314 (164,266) 3.9
Darden Restaurants, Inc. 12,539 1,830,569 94,295 (2.2)
Facebook, Inc. 7,819 2,718,744 136,520 (3.2)
Ford Motor Co. 143,305 2,129,512 (88,849) 2.1
Intel Corp. 44,659 2,507,156 (38,407) 0.9
Kilroy Realty Corp. 22,120 1,540,437 (65,696) 1.6
Kohl's Corp. 53,026 2,922,263 35,970 (0.9)
Markel Corp. 1,559 1,850,081 (16,447) 0.4
Microsoft Corp. 9,795 2,653,466 169,123 (4.0)
Schneider National, Inc. 70,388 1,532,347 (110,017) 2.6
Target Corp. 11,108 2,685,248 108,829 (2.6)
Texas Roadhouse, Inc. 16,978 1,633,284 (64,516) 1.5
TJX Cos., Inc. (The) 27,494 1,853,645 65,711 (1.6)
Tyson Foods, Inc. 27,802 2,050,676 (101,199) 2.4
Yelp, Inc. 39,139 1,563,994 (44,227) 1.0
Short Positions
Common Stocks
United Kingdom
Clarivate plc (69,989) (1,926,797) (83,669) 2.0
United States
Aon plc (12,088) (2,886,131) 84,495 (2.0)
Beyond Meat, Inc. (16,958) (2,670,715) (125,555) 3.0
BlackRock, Inc. (1,786) (1,562,696) (7,198) 0.2
Bright Horizons Family Solutions, Inc. (10,483) (1,542,154) (839) 0.0
Burlington Stores, Inc. (4,923) (1,585,157) (83,691) 2.0
Caesars Entertainment, Inc. (16,582) (1,720,382) 111,008 (2.6)
Carvana Co. (6,272) (1,893,015) (216,135) 5.1
Charter Communications, Inc. (4,237) (3,056,784) (190,580) 4.5
Chegg, Inc. (19,203) (1,595,961) (164,570) 3.9

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Commerce Bancshares, Inc. (22,049) (1,643,973) 36,160 (0.9)
Cree, Inc. (18,501) (1,811,803) (39,407) 0.9
Digital Realty Trust, Inc. (11,941) (1,796,643) 125,699 (3.0)
DraftKings, Inc. (29,271) (1,527,068) 67,616 (1.6)
Equinix, Inc. (2,122) (1,703,117) 18,559 (0.4)
Erie Indemnity Co. (9,276) (1,793,515) (28,199) 0.7
Fastly, Inc. (31,286) (1,864,646) (153,614) 3.6
First Financial Bankshares, Inc. (49,575) (2,435,620) 122,450 (2.9)
First Republic Bank (14,640) (2,740,169) 109,507 (2.6)
Home Depot, Inc. (The) (8,820) (2,812,610) (101,242) 2.4
Kimberly-Clark Corp. (11,984) (1,603,220) (53,665) 1.3
Lyft, Inc. (31,102) (1,881,049) (158,620) 3.8
McCormick & Co., Inc. (Non-Voting) (21,707) (1,917,162) (2,816) 0.1
PNC Financial Services Group, Inc. (The) (9,558) (1,823,284) 287 (0.0)
SVB Financial Group (3,048) (1,695,999) 112,474 (2.7)
Uber Technologies, Inc. (43,579) (2,184,179) (42,364) 1.0
Visa, Inc. (9,349) (2,185,983) (13,870) 0.3
Wayfair, Inc. (4,729) (1,492,993) 37,862 (0.9)
Welltower, Inc. (33,214) (2,760,083) (141,492) 3.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.33% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
44-62 months
maturity
ranging from
01/21/2025
- 07/02/2026 $45,851,322 $(20,982) $(32,220) $(53,202)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alamos Gold, Inc. 57,002 435,470 (21,687) 40.8
Alimentation Couche-Tard, Inc. 13,684 502,828 2,658 (5.0)
Atco Ltd. 20,189 715,964 (27,960) 52.6
Barrick Gold Corp. 19,609 405,594 (5,258) 9.9
Canadian Tire Corp. Ltd. 4,334 685,832 (12,059) 22.7
CGI, Inc. 4,648 421,417 979 (1.8)
CI Financial Corp. 62,118 1,140,033 49,968 (93.9)
Empire Co. Ltd. 17,652 556,787 (47,139) 88.6
Fairfax Financial Holdings Ltd. 1,829 802,069 (16,604) 31.2
Finning International, Inc. 50,876 1,331,822 7,990 (15.0)
iA Financial Corp., Inc. 7,951 432,892 (1,944) 3.7
Kinross Gold Corp. 140,790 892,715 (42,127) 79.2
Loblaw Cos. Ltd. 8,551 526,263 1,378 (2.6)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Magna International, Inc. 4,733 438,211 7,211 (13.6)
Manulife Financial Corp. 44,095 867,956 5,084 (9.6)
Methanex Corp. 10,762 356,737 810 (1.5)
Nutrien Ltd. 6,280 380,519 9,975 (18.7)
Onex Corp. 9,979 724,596 9,080 (17.1)
Open Text Corp. 8,476 430,433 5,639 (10.6)
Quebecor, Inc. 22,368 596,552 336 (0.6)
Stantec, Inc. 14,560 649,656 16,987 (31.9)
Tourmaline Oil Corp. 40,991 1,171,597 135,672 (255.0)
West Fraser Timber Co. Ltd. 9,916 711,863 38,684 (72.7)
Yamana Gold, Inc. 140,362 591,069 (35,171) 66.1
Kyrgyzstan
Centerra Gold, Inc. 147,736 1,121,487 (46,344) 87.1
United States
BRP, Inc. 13,088 1,024,150 15,998 (30.1)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (15,056) (663,649) 1,721 (3.2)
Canada
Air Canada (36,560) (752,081) 75,585 (142.1)
Algonquin Power & Utilities Corp. (63,229) (942,110) 6,595 (12.4)
AltaGas Ltd. (35,279) (740,529) (14,805) 27.8
Ballard Power Systems, Inc. (59,388) (1,076,994) (42,387) 79.7
BCE, Inc. (20,449) (1,008,428) 1,344 (2.5)
Boralex, Inc. (11,942) (363,674) 8,738 (16.4)
Brookfield Asset Management, Inc. (34,315) (1,750,630) (76,738) 144.2
CAE, Inc. (17,802) (548,306) 2,479 (4.7)
Cameco Corp. (44,645) (855,732) 2,752 (5.2)
Canada Goose Holdings, Inc. (9,321) (407,399) (44,302) 83.3
Canopy Growth Corp. (33,911) (820,145) (11,309) 21.3
Dollarama, Inc. (9,471) (433,514) (4,610) 8.7
Element Fleet Management Corp. (65,266) (761,331) (29,133) 54.8
Emera, Inc. (20,004) (907,571) 22,643 (42.6)
Franco-Nevada Corp. (6,789) (985,216) 13,046 (24.5)
Innergex Renewable Energy, Inc. (62,856) (1,092,729) (37) 0.1
Intact Financial Corp. (5,360) (728,201) 1,062 (2.0)
Keyera Corp. (14,187) (381,227) (3,696) 6.9
Lightspeed POS, Inc. (8,831) (739,122) (57,244) 107.6
Premium Brands Holdings Corp. (8,428) (856,194) (6,703) 12.6
Restaurant Brands International, Inc. (23,499) (1,514,089) 77,386 (145.5)
Saputo, Inc. (22,213) (662,484) (8,468) 15.9
TMX Group Ltd. (6,555) (692,410) 14,255 (26.8)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-1.60% to
0.23%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
44-61 months
maturity
ranging from
01/21/2025
- 06/04/2026 $38,691,313 $(230,305) $(712,194) $(942,499)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Italy
A2A SpA 80,761 165,197 (6,240) 0.7
Assicurazioni Generali SpA 13,584 272,722 (4,977) 0.5
Azimut Holding SpA 22,851 555,697 (230) 0.0
Banca Generali SpA 22,023 940,835 18,978 (2.0)
Banco BPM SpA 340,458 1,097,458 (71,947) 7.6
Brembo SpA 10,142 128,527 1,066 (0.1)
Buzzi Unicem SpA 79,658 2,116,226 (50,271) 5.3
DiaSorin SpA 816 154,400 7,074 (0.8)
Eni SpA 46,143 562,554 (19,060) 2.0
Hera SpA 328,669 1,358,761 (75,744) 8.0
Italgas SpA 185,250 1,211,757 (34,716) 3.7
Pirelli & C SpA 20,438 118,848 (6,458) 0.7
Prysmian SpA 40,840 1,465,587 59,225 (6.3)
Telecom Italia SpA 2,878,748 1,432,373 (86,704) 9.2
UniCredit SpA 177,759 2,101,591 (105,661) 11.2
Unipol Gruppo SpA 247,795 1,351,280 54,002 (5.7)
United Kingdom
CNH Industrial NV 89,440 1,483,602 (13,226) 1.4
United States
Stellantis NV 96,096 1,890,534 (41,585) 4.4
Short Positions
Common Stocks
Italy
Amplifon SpA (16,028) (792,484) (14,407) 1.5
Atlantia SpA (21,404) (388,654) 19,914 (2.1)
Davide Campari-Milano NV (54,150) (725,837) (8,110) 0.9
Enel SpA (182,015) (1,691,443) 52,251 (5.5)
Ferrari NV (13,727) (2,833,889) (73,685) 7.8
FinecoBank Banca Fineco SpA (130,968) (2,285,565) (65,495) 6.9
Infrastrutture Wireless Italiane SpA (144,962) (1,636,978) 52,547 (5.6)
Intesa Sanpaolo SpA (268,937) (743,971) 26,645 (2.8)
Leonardo SpA (75,381) (609,936) 29,779 (3.2)
Mediobanca Banca di Credito Finanziario SpA (41,523) (485,825) 2,659 (0.3)
Moncler SpA (18,576) (1,259,229) 31,593 (3.4)
Nexi SpA (135,478) (2,977,165) (97,865) 10.4

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Italy (continued)
Recordati Industria Chimica e Farmaceutica SpA (7,651) (437,654) 2,330 (0.2)
Saipem SpA (504,412) (1,223,842) 88,794 (9.4)
Salvatore Ferragamo SpA (15,813) (339,069) 19,693 (2.1)
Snam SpA (138,436) (800,818) 36,490 (3.9)
Terna SpA (102,054) (761,087) 39,403 (4.2)
United States
Tenaris SA (26,500) (289,918) 3,633 (0.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SIBOR
plus or minus a specified
spread (-1.00% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
44-62 months
maturity
ranging from
01/21/2025
- 06/17/2026 $5,777,547 $11,462 $89,445 $100,907
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 200 671 (5) (0.0)
Yangzijiang Shipbuilding Holdings Ltd. 1,527,400 1,604,759 37,274 36.9
Singapore
ComfortDelGro Corp. Ltd. 982,700 1,200,929 (12,157) (12.0)
Genting Singapore Ltd. 364,600 227,099 (11,506) (11.4)
United Overseas Bank Ltd. 3,000 57,772 (98) (0.1)
Venture Corp. Ltd. 4,300 61,516 986 1.0
Short Positions
Common Stocks
Singapore
City Developments Ltd. (72,800) (395,347) 8,518 8.4
DBS Group Holdings Ltd. (5,937) (132,082) (77) (0.1)
Keppel Corp. Ltd. (135,600) (552,951) (38,759) (38.4)
SATS Ltd. (45,100) (132,091) 3,075 3.0
Singapore Airlines Ltd. (181,300) (653,791) 19,005 18.8
Singapore Telecommunications Ltd. (444,600) (758,539) 5,206 5.2

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-2.46% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
44-62 months
maturity
ranging from
01/22/2025
- 06/17/2026 $181,284,378 $692,404 $59,230 $751,634
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Abbott Laboratories 12,281 1,423,736 52,808 7.0
AGCO Corp. 18,252 2,379,696 157,515 21.0
Allegion plc 8,062 1,123,037 22,090 2.9
AmerisourceBergen Corp. 13,600 1,557,064 (49,232) (6.5)
Apple, Inc. 15,009 2,055,633 77,597 10.3
Arrow Electronics, Inc. 14,643 1,666,813 (9,957) (1.3)
Cardinal Health, Inc. 23,056 1,316,267 (6,917) (0.9)
Carrier Global Corp. 29,079 1,413,239 71,825 9.6
Cisco Systems, Inc. 23,306 1,235,218 (3,030) (0.4)
EMCOR Group, Inc. 9,570 1,178,928 6,125 0.8
Goldman Sachs Group, Inc. (The) 3,739 1,419,063 67,414 9.0
GrafTech International Ltd. 122,269 1,420,766 (20,786) (2.8)
Hologic, Inc. 21,008 1,401,654 81,091 10.8
HP, Inc. 50,601 1,527,644 78,432 10.4
Jabil, Inc. 19,690 1,144,383 5,710 0.8
Johnson & Johnson 10,856 1,788,417 (5,211) (0.7)
Johnson Controls International plc 17,539 1,203,702 47,355 6.3
Laboratory Corp. of America Holdings 4,188 1,155,260 65,626 8.7
Lockheed Martin Corp. 3,871 1,464,593 (17,613) (2.3)
McKesson Corp. 6,384 1,220,876 11,747 1.6
Merck & Co., Inc. 14,643 1,138,786 7,907 1.1
Northrop Grumman Corp. 3,298 1,198,592 (17,380) (2.3)
Oshkosh Corp. 17,138 2,136,080 102,828 13.7
Owens Corning 13,656 1,336,922 44,519 5.9
SYNNEX Corp. 9,647 1,174,619 20,452 2.7
Terex Corp. 28,490 1,356,694 154,131 20.5
Thermo Fisher Scientific, Inc. 4,775 2,408,844 87,812 11.7
Vertex Pharmaceuticals, Inc. 5,862 1,181,955 77,789 10.3
World Fuel Services Corp. 36,854 1,169,377 (44,225) (5.9)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
10X Genomics, Inc. (5,719) (1,119,895) 16,871 2.2
Adaptive Biotechnologies Corp. (27,526) (1,124,712) (28,627) (3.8)
Alnylam Pharmaceuticals, Inc. (9,984) (1,692,488) 27,256 3.6
BioMarin Pharmaceutical, Inc. (13,041) (1,088,141) (5,999) (0.8)
Boeing Co. (The) (9,486) (2,272,466) (3,225) (0.4)
Dexcom, Inc. (5,216) (2,227,232) (75,893) (10.1)
Exact Sciences Corp. (11,034) (1,371,637) 28,578 3.8
HealthEquity, Inc. (19,965) (1,606,783) (43,089) (5.7)
HEICO Corp. (9,200) (1,282,664) 2,300 0.3
Hess Corp. (16,833) (1,469,858) (28,448) (3.8)
II-VI, Inc. (17,991) (1,305,967) (58,111) (7.7)
Insulet Corp. (6,103) (1,675,335) 62,739 8.3
Ionis Pharmaceuticals, Inc. (25,822) (1,030,040) (62,231) (8.3)
Novocure Ltd. (5,097) (1,130,617) 2,498 0.3
Phillips 66 (20,222) (1,735,452) 16,986 2.3
Reata Pharmaceuticals, Inc. (14,452) (2,045,392) (24,568) (3.3)
Stryker Corp. (5,163) (1,340,986) (929) (0.1)
Sunrun, Inc. (29,856) (1,665,368) (108,079) (14.4)
Trex Co., Inc. (22,348) (2,284,189) (159,565) (21.2)
Trinity Industries, Inc. (45,779) (1,230,997) 6,409 0.9
Valero Energy Corp. (14,007) (1,093,667) 7,004 0.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
15-52 months
maturity
05/12/2022 $39,425,655 $264,210 $2,976 $267,186
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
Adecco Group AG (Registered) 23,754 1,616,265 (22,065) (8.3)
Baloise Holding AG (Registered) 2,741 427,973 (15,272) (5.7)
BKW AG 6,074 632,630 (14,740) (5.5)
Bucher Industries AG (Registered) 1,124 588,579 25,072 9.4
Cie Financiere Richemont SA (Registered) 3,783 458,608 (11,805) (4.4)
Credit Suisse Group AG (Registered) 39,060 408,877 3,278 1.2
DKSH Holding AG 10,592 811,435 (3,759) (1.4)
dormakaba Holding AG 998 680,677 37,537 14.0

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Emmi AG (Registered) 114 116,926 1,178 0.4
Galenica AG 21,462 1,515,204 416 0.2
Georg Fischer AG (Registered) 134 198,991 9,049 3.4
Holcim Ltd. 24,795 1,490,380 (16,068) (6.0)
Logitech International SA (Registered) 5,624 682,992 (23,735) (8.9)
Novartis AG (Registered) 11,782 1,074,832 (19,498) (7.3)
OC Oerlikon Corp. AG (Registered) 66,998 744,039 2,573 1.0
Roche Holding AG 1,012 381,360 303 0.1
Sonova Holding AG (Registered) 2,950 1,111,132 60,342 22.6
Sulzer AG (Registered) 2,297 317,840 18,837 7.1
Swatch Group AG (The) 3,132 1,075,575 (4,565) (1.7)
Swiss Life Holding AG (Registered) 1,671 812,864 (28,395) (10.6)
Swisscom AG (Registered) 245 139,990 (669) (0.3)
Tecan Group AG (Registered) 749 371,144 15,151 5.7
UBS Group AG (Registered) 121,702 1,864,137 (61,042) (22.8)
Short Positions
Common Stocks
Austria
ams AG (26,620) (534,777) (9,530) (3.6)
Switzerland
ABB Ltd. (Registered) (6,131) (208,299) (4,876) (1.8)
Alcon, Inc. (4,589) (321,861) (581) (0.2)
Bachem Holding AG (Registered) (984) (583,672) (29,869) (11.2)
Belimo Holding AG (Registered) (23) (10,533) (232) (0.1)
Chocoladefabriken Lindt & Spruengli AG (141) (1,402,761) (20,939) (7.8)
Dufry AG (Registered) (29,933) (1,776,173) 322,336 120.6
EMS-Chemie Holding AG (Registered) (1,178) (1,157,864) (26,862) (10.1)
Flughafen Zurich AG (Registered) (4,618) (764,478) 78,420 29.4
Geberit AG (Registered) (597) (448,449) (12,932) (4.8)
Givaudan SA (Registered) (206) (958,974) (16,696) (6.2)
Helvetia Holding AG (Registered) (784) (84,420) 3,113 1.2
Idorsia Ltd. (45,346) (1,247,860) 31,188 11.7
Kuehne + Nagel International AG (Registered) (7) (2,396) (30) (0.0)
Lonza Group AG (Registered) (1,255) (889,741) 2,668 1.0
Nestle SA (Registered) (7,296) (909,425) 968 0.4
Partners Group Holding AG (1,082) (1,640,254) (4,572) (1.7)
Schindler Holding AG (1,198) (366,631) (21,324) (8.0)
SGS SA (Registered) (18) (55,574) (369) (0.1)
SIG Combibloc Group AG (29,541) (804,356) (12,660) (4.7)
Sika AG (Registered) (9,052) (2,965,779) (85,550) (32.0)
Straumann Holding AG (Registered) (782) (1,247,324) (56,132) (21.0)
Temenos AG (Registered) (3,860) (620,590) 3,915 1.5
VAT Group AG (1,469) (488,529) (21,269) (8.0)
Vifor Pharma AG (7,080) (917,341) 154,396 57.8
Zurich Insurance Group AG (3,182) (1,278,099) 32,239 12.1
United States
Swiss Re AG (2,403) (217,045) 7,267 2.7

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
13-49 months
maturity
02/14/2022 $22,293,391 $(252,865) $(354) $(253,219)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 1,013 2,916,336 15,482 (6.1)
Carlsberg A/S 7,349 1,371,442 6,958 (2.7)
Coloplast A/S 4,432 727,660 23,937 (9.5)
Demant A/S 382 21,527 151 (0.1)
DSV Panalpina A/S 2,960 690,976 13,786 (5.4)
Genmab A/S 3,192 1,307,899 (80,455) 31.8
GN Store Nord A/S 3,794 331,785 5,399 (2.1)
H Lundbeck A/S 25,164 801,264 35,990 (14.2)
Pandora A/S 16,221 2,188,440 22,522 (8.9)
Royal Unibrew A/S 1,488 189,605 2,371 (0.9)
Short Positions
Common Stocks
Denmark
Ambu A/S (50,033) (1,925,169) (104,878) 41.4
Chr Hansen Holding A/S (20,408) (1,841,886) 10,460 (4.1)
ISS A/S (22,325) (525,342) (53,969) 21.3
Novozymes A/S (23,249) (1,754,129) (50,901) 20.1
Orsted A/S (5,115) (717,948) 10,011 (4.0)
ROCKWOOL International A/S (2,079) (1,012,520) (15,785) 6.2
SimCorp A/S (5,274) (662,428) (6,244) 2.5
Tryg A/S (53,232) (1,307,525) 2,162 (0.9)
Vestas Wind Systems A/S (51,175) (1,999,510) (89,862) 35.5

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-6.50% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
6-49 months
maturity
12/16/2021 $107,726,185 $(287,069) $163,391 $(123,678)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Proximus SADP 66,879 1,292,705 (77,163) 62.4
Finland
Huhtamaki OYJ 22,995 1,090,700 (9,810) 7.9
Nokian Renkaat OYJ 26,274 1,061,413 22,531 (18.2)
Wartsila OYJ Abp 59,967 890,939 8,565 (6.9)
Germany
Aurubis AG 13,578 1,260,269 (10,874) 8.8
Bayerische Motoren Werke AG 12,705 1,346,927 (58,065) 46.9
Brenntag SE 17,394 1,618,902 46,674 (37.7)
Covestro AG 30,281 1,957,924 29,694 (24.0)
Daimler AG (Registered) 11,790 1,053,538 (57,454) 46.5
Deutsche Bank AG (Registered) 71,117 927,201 (29,249) 23.6
Deutsche Post AG (Registered) 18,092 1,232,151 9,574 (7.7)
Fresenius Medical Care AG & Co. KGaA 20,484 1,702,144 (3,429) 2.8
HOCHTIEF AG 15,794 1,214,735 (30,655) 24.8
Rheinmetall AG 10,024 990,503 (22,466) 18.2
Uniper SE 42,269 1,557,330 47,350 (38.3)
Wacker Chemie AG 7,359 1,134,312 4,292 (3.5)
Netherlands
ASR Nederland NV 30,903 1,196,610 (43,149) 34.9
Koninklijke Ahold Delhaize NV 111,741 3,327,598 37,864 (30.6)
NN Group NV 30,536 1,442,501 (28,583) 23.1
Randstad NV 16,988 1,302,305 1,652 (1.3)
Signify NV 31,516 2,000,570 68,237 (55.2)
Spain
Acerinox SA 82,014 993,069 (59,051) 47.7
Banco Bilbao Vizcaya Argentaria SA 158,802 985,047 (31,142) 25.2
Enagas SA 50,508 1,167,388 (18,791) 15.2
Endesa SA 84,931 2,061,768 (208,790) 168.8
Mapfre SA 514,149 1,087,680 (24,791) 20.0
Red Electrica Corp. SA 49,673 922,238 (94,958) 76.8
Repsol SA 96,846 1,216,637 (65,452) 52.9

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Belgium
Elia Group SA/NV (10,589) (1,117,738) 54,502 (44.1)
Finland
Kesko OYJ (25,747) (950,744) (1,054) 0.9
Neste OYJ (27,101) (1,662,431) 33,526 (27.1)
Sampo OYJ (35,084) (1,613,322) 21,950 (17.7)
Germany
Carl Zeiss Meditec AG (11,840) (2,288,733) (95,826) 77.5
Deutsche Lufthansa AG (Registered) (146,478) (1,647,237) 163,834 (132.5)
Evotec SE (26,489) (1,201,641) (35,831) 29.0
Fraport AG Frankfurt Airport Services Worldwide (19,027) (1,296,653) 133,368 (107.8)
Hannover Rueck SE (5,204) (871,191) 37,766 (30.5)
Just Eat Takeaway.com NV (18,275) (1,690,138) (46,148) 37.3
MTU Aero Engines AG (4,451) (1,103,600) 73,733 (59.6)
Rational AG (1,750) (1,585,460) (110,216) 89.1
Sartorius AG (Preference) (2,026) (1,054,550) (83,298) 67.4
Siemens Healthineers AG (19,406) (1,189,845) (39,879) 32.2
Zalando SE (7,380) (892,537) (30,209) 24.4
Netherlands
Argenx SE (7,798) (2,352,776) 103,262 (83.5)
Heineken NV (16,518) (2,005,276) (50,289) 40.7
Koninklijke DSM NV (6,255) (1,169,266) (31,772) 25.7
Saudi Arabia
Delivery Hero SE (10,346) (1,366,977) (30,147) 24.4
Spain
Amadeus IT Group SA (27,115) (1,911,516) 144,203 (116.6)
Cellnex Telecom SA (38,674) (2,466,677) (45,928) 37.1
Ferrovial SA (53,916) (1,584,505) 43,168 (34.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
11-49 months
maturity
02/14/2022 $12,233,838 $(12,253) $(14,911) $(27,164)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 42,243 2,225,967 (62,243) 229.1

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Norway
Equinor ASA 2,279 48,243 156 (0.6)
Leroy Seafood Group ASA 63,062 552,831 (16,638) 61.2
Norsk Hydro ASA 59,001 376,686 31,250 (115.0)
Orkla ASA 172,998 1,763,048 (549) 2.0
Telenor ASA 20,446 344,823 1,225 (4.5)
United Kingdom
Subsea 7 SA 53,560 514,047 (27,246) 100.3
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (9,115) (753,196) 27,542 (101.4)
France
Adevinta ASA (51,472) (987,386) (16,345) 60.2
Norway
Gjensidige Forsikring ASA (37,115) (818,330) 5,564 (20.5)
Mowi ASA (54,926) (1,398,390) 93,941 (345.8)
Salmar ASA (6,515) (432,520) 26,769 (98.5)
Schibsted ASA (20,417) (984,940) (29,565) 108.8
TOMRA Systems ASA (18,720) (1,033,431) (46,114) 169.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.50% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
9-49 months
maturity
02/14/2022 $33,524,217 $(45,328) $7,844 $(37,484)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 23,106 257,306 1,028 (2.7)
Sweden
AAK AB 5,078 113,854 (2,723) 7.3
Boliden AB 10,404 400,341 14,321 (38.2)
Electrolux AB 57,426 1,591,386 (47,783) 127.5
Embracer Group AB 17,217 465,520 6,561 (17.5)
Essity AB 10,077 334,256 (6,303) 16.8
Getinge AB 73,363 2,767,442 92,152 (245.8)
H & M Hennes & Mauritz AB 10,377 246,448 (1,638) 4.4
Husqvarna AB 88,110 1,171,003 (28,755) 76.7
ICA Gruppen AB 5,168 240,522 (1,827) 4.9

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Lifco AB 1,060 24,791 1,205 (3.2)
Saab AB 46,163 1,225,560 (60,582) 161.6
Securitas AB 65,398 1,033,088 41,556 (110.9)
Skanska AB 18,977 503,823 (29,921) 79.8
SKF AB 33,778 860,940 386 (1.0)
SSAB AB 126,509 619,938 18,054 (48.2)
Svenska Handelsbanken AB 87,881 991,996 7,432 (19.8)
Swedbank AB 41,797 778,132 25,702 (68.6)
Swedish Orphan Biovitrum AB 60,747 1,107,672 2,417 (6.4)
Telefonaktiebolaget LM Ericsson 88,668 1,114,903 (21,181) 56.5
Trelleborg AB 39,708 922,914 (7,256) 19.4
Volvo AB 8,725 210,267 (17,267) 46.1
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (3,794) (150,328) 5,188 (13.8)
Sweden
Alfa Laval AB (4,449) (157,251) (2,656) 7.1
Assa Abloy AB (10,705) (322,733) 8,816 (23.5)
Atlas Copco AB (29,116) (1,787,966) (11,494) 30.7
Axfood AB (20,672) (572,038) (8,547) 22.8
BillerudKorsnas AB (37,052) (735,656) 24,969 (66.6)
Elekta AB (36,123) (523,706) (24,317) 64.9
Epiroc AB (21,833) (496,999) (20,069) 53.5
EQT AB (67,502) (2,452,064) 43,108 (115.0)
Evolution AB (2,466) (390,077) 26,406 (70.4)
Hexagon AB (33,630) (498,275) (6,627) 17.7
Holmen AB (13,169) (594,846) (1,740) 4.6
Indutrade AB (18,063) (462,422) (16,065) 42.9
Nibe Industrier AB (117,811) (1,241,421) (18,312) 48.9
Sandvik AB (1,835) (46,920) 453 (1.2)
Sinch AB (66,860) (1,125,068) (17,133) 45.7
Skandinaviska Enskilda Banken AB (130,072) (1,681,324) (13,136) 35.0
Svenska Cellulosa AB SCA (103,042) (1,690,114) (17,374) 46.4
Sweco AB (19,925) (362,501) (16,155) 43.1
Swedish Match AB (69,139) (589,626) 43,066 (114.9)
Tele2 AB (13,306) (181,413) 240 (0.6)
Telia Co. AB (107,930) (479,367) (9,527) 25.4

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2021 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Investment Companies $ 1,450,000 $ – $ 1,450,000
BARC
Cash – 1,055,699 1,055,699
U.S. Treasury Bills – 6,919,792 6,919,792
CITI
Investment Companies 1,138,019 – 1,138,019
DTBK
Cash 33,360,020 – 33,360,020
GSIN
U.S. Treasury Bills 31,156,397 – 31,156,397
JPMC
U.S. Treasury Bills 22,255,347 – 22,255,347
MSIP
U.S. Treasury Bills 17,267,587 – 17,267,587

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
(a) Represents 7-day effective yield as of June 30, 2021.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended June 30, 2021, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for futures contracts.
(f) All or a portion of the security pledged as collateral for swap and futures contracts.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(i) Represents less than 0.05% of net assets.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 100.0%
INVESTMENT COMPANIES - 19.3%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(a)(b) 32,569,000 32,569,000
Limited Purpose Cash Investment
Fund, 0.01% (1)(a)(c) 281,739,524 281,626,828
UBS Select Treasury Preferred
Fund, Class I, 0.01% (1)(a) 1,407,070 1,407,070
TOTAL INVESTMENT COMPANIES
(Cost $315,603,483) 315,602,898
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 80.7%
U.S. Treasury Bills
0.09%, 7/8/2021 (d) $ 29,724,000 29,723,789
0.09%, 7/15/2021 (d) 80,718,000 80,716,666
0.10%, 7/22/2021 (d) 83,903,000 83,900,785
0.09%, 7/29/2021 (d)(e) 119,510,000 119,505,677
0.07%, 8/5/2021 (d)(f) 72,279,000 72,275,908
0.05%, 8/12/2021 (d)(f) 920,000 919,943
0.06%, 9/2/2021 (d)(e) 71,209,000 71,202,894
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 80.7% (continued)
0.06%, 9/9/2021 (d)(e) $ 155,132,000 155,117,973
0.06%, 9/16/2021 (d)(e) 218,546,000 218,526,134
0.04%, 9/23/2021 (d)(e) 101,385,000 101,373,763
0.04%, 9/30/2021 (d)(e) 109,738,000 109,724,130
0.04%, 10/7/2021 (d)(e) 15,878,000 15,875,947
0.04%, 10/21/2021 (d)(e) 50,709,000 50,701,901
0.04%, 10/28/2021 (d)(e) 15,593,000 15,590,294
0.04%, 11/4/2021 (d)(e) 87,460,000 87,443,929
0.03%, 11/12/2021 (d)(e) 7,574,000 7,572,506
0.03%, 11/18/2021 (d)(f) 81,811,000 81,795,093
0.03%, 11/26/2021 (d)(g) 4,204,000 4,203,084
0.04%, 12/2/2021 (d)(g) 8,373,000 8,371,119
0.04%, 12/9/2021 (d)(g) 9,823,000 9,820,694
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,324,361,886) 1,324,362,229
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,639,965,369) 1,639,965,127
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $1,639,965,369) 1,639,965,127
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.0% (h)(i) 350,532
NET ASSETS - 100.0% 1,640,315,659
Affiliate
Value
At
12/31/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2021
Shares
Held At
6/30/2021
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 17.2%
INVESTMENT COMPANIES - 17.2%
Limited Purpose
Cash Investment
Fund,
0.01% (1)(a)
(Cost $281,627,413) $342,382,832 $1,893,018,244 $(1,953,788,256) $51 $13,957 $281,626,828 281,739,524 $20,150 $–
(a) Represents 7-day effective yield as of June 30, 2021.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
Total return swap contracts outstanding as of June 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
August Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 08/18/2021 BRL (11,452,860) $ 77,728
Live Cattle August
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 08/06/2021 USD 1,570,880 27,673
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 09/17/2021 CHF 12,998,250 58,811
164,212
Corn September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/27/2021 USD 8,389,500 (383,505)
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/29/2021 HKD 81,595,500 (149,684)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/29/2021 HKD 104,652,900 (225,784)
Live Cattle August
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 08/06/2021 USD (1,570,880) (56,952)
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/22/2021 USD (3,497,500) (213,174)
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/22/2021 USD 3,497,500 (106,400)
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/26/2021 USD (677,808) (19,311)
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/26/2021 USD 2,861,856 (126,790)
Wheat September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/27/2021 USD 6,115,500 (64,440)
(1,346,040)
$ (1,181,828)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 26 7/2021 EUR $ 4,496,976 $ (14,723)
Brent Crude Oil 718 7/2021 USD 53,577,160 1,148,468
CAC 40 10 Euro Index 22 7/2021 EUR 1,696,927 (29,506)
Hang Seng Index 191 7/2021 HKD 35,214,572 (415,605)
HSCEI 408 7/2021 HKD 27,774,352 (329,843)
IBEX 35 Index 9 7/2021 EUR 937,865 (40,589)
LME Aluminum Base Metal 4 7/2021 USD 251,350 23,878
LME Aluminum Base Metal 6 7/2021 USD 377,988 13,623
LME Aluminum Base Metal 8 7/2021 USD 504,000 20,176
LME Aluminum Base Metal 8 7/2021 USD 503,986 24,962
LME Aluminum Base Metal 10 7/2021 USD 629,948 34,256
LME Aluminum Base Metal 12 7/2021 USD 755,958 32,923
LME Aluminum Base Metal 12 7/2021 USD 754,200 72,265
LME Aluminum Base Metal 12 7/2021 USD 753,900 79,240
LME Aluminum Base Metal 13 7/2021 USD 818,860 45,328
LME Aluminum Base Metal 17 7/2021 USD 1,067,813 104,755
LME Aluminum Base Metal 17 7/2021 USD 1,069,513 86,437
LME Aluminum Base Metal 18 7/2021 USD 1,133,775 89,722
LME Aluminum Base Metal 19 7/2021 USD 1,196,368 88,612
LME Aluminum Base Metal 21 7/2021 USD 1,322,738 87,093
LME Aluminum Base Metal 25 7/2021 USD 1,574,425 118,726
LME Aluminum Base Metal 41 7/2021 USD 2,580,356 193,184
LME Copper Base Metal 2 7/2021 USD 468,113 (26,393)
LME Copper Base Metal 2 7/2021 USD 468,050 (27,505)
LME Copper Base Metal 3 7/2021 USD 702,107 (34,195)
LME Copper Base Metal 4 7/2021 USD 936,183 (57,628)
LME Copper Base Metal 5 7/2021 USD 1,169,438 48,768
LME Nickel Base Metal 2 7/2021 USD 218,436 15,090
LME Nickel Base Metal 3 7/2021 USD 327,752 35,603
LME Nickel Base Metal 4 7/2021 USD 437,011 37,599
LME Nickel Base Metal 5 7/2021 USD 546,113 51,098
LME Nickel Base Metal 9 7/2021 USD 983,084 116,262
LME Nickel Base Metal 9 7/2021 USD 983,043 110,916
LME Nickel Base Metal 10 7/2021 USD 1,092,360 126,031
LME Nickel Base Metal 10 7/2021 USD 1,092,381 118,852
LME Zinc Base Metal 1 7/2021 USD 74,251 1,465
LME Zinc Base Metal 2 7/2021 USD 148,519 2,340
LME Zinc Base Metal 3 7/2021 USD 222,766 1,536
LME Zinc Base Metal 4 7/2021 USD 296,950 15,063
LME Zinc Base Metal 6 7/2021 USD 445,388 28,478
LME Zinc Base Metal 9 7/2021 USD 668,081 32,088
LME Zinc Base Metal 9 7/2021 USD 668,189 19,321
LME Zinc Base Metal 12 7/2021 USD 890,550 40,194
LME Zinc Base Metal 13 7/2021 USD 964,681 37,666
MSCI Singapore Index 86 7/2021 SGD 2,273,273 6,761
Natural Gas 235 7/2021 USD 8,577,500 775,435
NY Harbor ULSD 668 7/2021 USD 59,711,585 54,891
OMXS30 Index 19 7/2021 SEK 503,079 (4,201)
RBOB Gasoline 112 7/2021 USD 10,545,427 201,343
SGX FTSE China A50 Index 1,349 7/2021 USD 23,387,613 (152,650)
WTI Crude Oil 926 7/2021 USD 68,033,220 3,503,674
100 oz Gold 116 8/2021 USD 20,550,560 (1,421,147)
Lean Hogs 88 8/2021 USD 3,634,400 (506,387)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 1 8/2021 USD $ 63,063 $ (953)
LME Aluminum Base Metal 2 8/2021 USD 126,225 9,419
LME Aluminum Base Metal 3 8/2021 USD 189,033 6,099
LME Aluminum Base Metal 6 8/2021 USD 378,117 2,499
LME Aluminum Base Metal 7 8/2021 USD 441,378 (10,318)
LME Aluminum Base Metal 8 8/2021 USD 504,018 16,346
LME Aluminum Base Metal 22 8/2021 USD 1,387,375 57,970
LME Copper Base Metal 1 8/2021 USD 234,269 (22,459)
LME Copper Base Metal 1 8/2021 USD 234,209 (33,044)
LME Copper Base Metal 1 8/2021 USD 234,275 (27,434)
LME Copper Base Metal 1 8/2021 USD 234,225 (12,703)
LME Copper Base Metal 1 8/2021 USD 234,231 (15,255)
LME Copper Base Metal 2 8/2021 USD 468,522 (32,926)
LME Copper Base Metal 2 8/2021 USD 468,473 (59,533)
LME Copper Base Metal 2 8/2021 USD 468,445 (56,336)
LME Copper Base Metal 2 8/2021 USD 468,307 (37,924)
LME Copper Base Metal 2 8/2021 USD 468,279 (31,727)
LME Copper Base Metal 4 8/2021 USD 936,502 (57,308)
LME Copper Base Metal 5 8/2021 USD 1,171,250 (109,338)
LME Nickel Base Metal 1 8/2021 USD 109,236 1,413
LME Nickel Base Metal 2 8/2021 USD 218,496 13,770
LME Nickel Base Metal 2 8/2021 USD 218,484 16,008
LME Nickel Base Metal 2 8/2021 USD 218,494 16,648
LME Nickel Base Metal 6 8/2021 USD 655,406 5,810
LME Nickel Base Metal 6 8/2021 USD 655,344 10,346
LME Nickel Base Metal 7 8/2021 USD 764,580 12,099
LME Nickel Base Metal 8 8/2021 USD 874,011 17,804
LME Nickel Base Metal 11 8/2021 USD 1,201,502 16,130
LME Zinc Base Metal 1 8/2021 USD 74,319 816
LME Zinc Base Metal 1 8/2021 USD 74,283 (78)
LME Zinc Base Metal 1 8/2021 USD 74,319 1,066
LME Zinc Base Metal 2 8/2021 USD 148,638 (3,593)
LME Zinc Base Metal 3 8/2021 USD 222,975 (3,009)
LME Zinc Base Metal 3 8/2021 USD 222,994 816
LME Zinc Base Metal 3 8/2021 USD 222,956 (253)
LME Zinc Base Metal 4 8/2021 USD 297,325 (10,937)
LME Zinc Base Metal 6 8/2021 USD 445,868 (7,150)
LME Zinc Base Metal 6 8/2021 USD 445,844 (6,124)
LME Zinc Base Metal 7 8/2021 USD 520,207 9,988
LME Zinc Base Metal 7 8/2021 USD 519,955 (1,483)
Low Sulphur Gasoil 791 8/2021 USD 47,321,575 (54,103)
ASX 90 Day Bank Accepted Bill 72 9/2021 AUD 53,991,075 1,294
Australia 10 Year Bond 36 9/2021 AUD 3,811,849 15,600
Coffee 'C' 368 9/2021 USD 22,045,500 (35,891)
Copper 3 9/2021 USD 321,675 9,861
Corn 108 9/2021 USD 3,235,950 (90,278)
DAX Index 9 9/2021 EUR 4,142,773 (53,984)
DJIA CBOT E-Mini Index 18 9/2021 USD 3,095,910 3,886
EURO STOXX 50 Index 96 9/2021 EUR 4,616,457 (95,580)
FTSE 100 Index 86 9/2021 GBP 8,304,268 (139,586)
FTSE/JSE Top 40 Index 7 9/2021 ZAR 293,510 (164)
FTSE/MIB Index 22 9/2021 EUR 3,261,334 (72,680)
Japan 10 Year Bond 6 9/2021 JPY 8,192,448 1,511
KC HRW Wheat 310 9/2021 USD 10,214,500 350,501
KOSPI 200 Index 10 9/2021 KRW 974,226 15,509
LME Aluminum Base Metal 9 9/2021 USD 568,013 24,183

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 13 9/2021 USD $ 820,463 $ 13,708
LME Aluminum Base Metal 15 9/2021 USD 946,500 (1,419)
LME Aluminum Base Metal 18 9/2021 USD 1,135,638 49,687
LME Aluminum Base Metal 19 9/2021 USD 1,198,663 32,090
LME Aluminum Base Metal 22 9/2021 USD 1,388,475 39,727
LME Aluminum Base Metal 50 9/2021 USD 3,155,450 142,811
LME Aluminum Base Metal 200 9/2021 USD 12,622,500 475,233
LME Copper Base Metal 1 9/2021 USD 234,344 (2,471)
LME Copper Base Metal 1 9/2021 USD 234,369 (884)
LME Copper Base Metal 1 9/2021 USD 234,363 1,922
LME Copper Base Metal 2 9/2021 USD 468,715 (37,954)
LME Copper Base Metal 2 9/2021 USD 468,675 1,870
LME Copper Base Metal 6 9/2021 USD 1,406,550 (98,153)
LME Copper Base Metal 9 9/2021 USD 2,108,981 42,333
LME Nickel Base Metal 3 9/2021 USD 327,852 12,509
LME Nickel Base Metal 4 9/2021 USD 437,136 (186)
LME Nickel Base Metal 5 9/2021 USD 546,411 (4,459)
LME Nickel Base Metal 7 9/2021 USD 764,988 15,635
LME Nickel Base Metal 9 9/2021 USD 983,464 4,067
LME Nickel Base Metal 9 9/2021 USD 983,556 (9,058)
LME Nickel Base Metal 12 9/2021 USD 1,311,264 23,859
LME Nickel Base Metal 16 9/2021 USD 1,748,407 7,566
LME Nickel Base Metal 20 9/2021 USD 2,185,680 (20,865)
LME Nickel Base Metal 39 9/2021 USD 4,261,273 48,635
LME Nickel Base Metal 149 9/2021 USD 16,283,316 167,284
LME Zinc Base Metal 1 9/2021 USD 74,423 (2,079)
LME Zinc Base Metal 2 9/2021 USD 148,811 (2,195)
LME Zinc Base Metal 2 9/2021 USD 148,725 4,870
LME Zinc Base Metal 2 9/2021 USD 148,775 4,169
LME Zinc Base Metal 5 9/2021 USD 371,844 15,860
LME Zinc Base Metal 40 9/2021 USD 2,977,000 31,182
MSCI EAFE E-Mini Index 74 9/2021 USD 8,525,170 (217,424)
MSCI Emerging Markets E-Mini Index 19 9/2021 USD 1,296,560 (2,480)
NASDAQ 100 E-Mini Index 24 9/2021 USD 6,983,520 264,035
Nikkei 225 Index 29 9/2021 JPY 7,512,669 (51,158)
Palladium 9 9/2021 USD 2,501,280 (9,060)
Russell 2000 E-Mini Index 42 9/2021 USD 4,846,380 (33,230)
S&P 500 E-Mini Index 29 9/2021 USD 6,218,470 69,116
S&P Midcap 400 E-Mini Index 28 9/2021 USD 7,538,720 (118,122)
S&P/TSX 60 Index 78 9/2021 CAD 15,135,624 91,181
Silver 142 9/2021 USD 18,597,740 15,208
SPI 200 Index 60 9/2021 AUD 8,125,333 (70,515)
Sugar No. 11 924 9/2021 USD 18,514,003 334,073
TOPIX Index 92 9/2021 JPY 16,090,373 (131,253)
Wheat 79 9/2021 USD 2,684,025 (19,135)
Platinum 1 10/2021 USD 53,645 (857)
3 Month Canadian Bankers Acceptance 403 12/2021 CAD 80,861,709 5,136
3 Month Euro Euribor 980 12/2021 EUR 292,048,446 (50,193)
3 Month Euroswiss 31 12/2021 CHF 8,438,098 (867)
3 Month Sterling 211 12/2021 GBP 36,438,932 (5,196)
ASX 90 Day Bank Accepted Bill 272 12/2021 AUD 203,946,170 14,309
Cotton No. 2 163 12/2021 USD 6,919,350 (181,116)
3 Month Canadian Bankers Acceptance 259 3/2022 CAD 51,908,126 (49,972)
3 Month Euro Euribor 351 3/2022 EUR 104,575,013 (16,591)
3 Month Euroswiss 48 3/2022 CHF 13,061,551 (1,520)
3 Month Sterling 54 3/2022 GBP 9,314,866 (1,602)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
ASX 90 Day Bank Accepted Bill 332 3/2022 AUD $ 248,903,613 $ (28,419)
3 Month Euro Euribor 224 6/2022 EUR 66,727,370 (18,455)
3 Month Euro Euribor 82 9/2022 EUR 24,422,122 (7,473)
4,872,705
Short Contracts
LME Aluminum Base Metal (4) 7/2021 USD (251,350) (23,424)
LME Aluminum Base Metal (6) 7/2021 USD (377,988) (12,897)
LME Aluminum Base Metal (8) 7/2021 USD (504,000) (19,724)
LME Aluminum Base Metal (8) 7/2021 USD (503,986) (24,713)
LME Aluminum Base Metal (10) 7/2021 USD (629,948) (32,047)
LME Aluminum Base Metal (12) 7/2021 USD (754,200) (73,069)
LME Aluminum Base Metal (12) 7/2021 USD (755,958) (35,118)
LME Aluminum Base Metal (12) 7/2021 USD (753,900) (78,035)
LME Aluminum Base Metal (13) 7/2021 USD (818,860) (46,108)
LME Aluminum Base Metal (17) 7/2021 USD (1,069,513) (85,760)
LME Aluminum Base Metal (17) 7/2021 USD (1,067,813) (106,520)
LME Aluminum Base Metal (18) 7/2021 USD (1,133,775) (81,929)
LME Aluminum Base Metal (19) 7/2021 USD (1,196,368) (84,174)
LME Aluminum Base Metal (21) 7/2021 USD (1,322,738) (81,486)
LME Aluminum Base Metal (25) 7/2021 USD (1,574,425) (117,358)
LME Aluminum Base Metal (41) 7/2021 USD (2,580,356) (198,055)
LME Copper Base Metal (2) 7/2021 USD (468,050) 27,405
LME Copper Base Metal (2) 7/2021 USD (468,113) 26,377
LME Copper Base Metal (3) 7/2021 USD (702,107) 32,306
LME Copper Base Metal (4) 7/2021 USD (936,183) 60,004
LME Copper Base Metal (5) 7/2021 USD (1,169,438) (43,556)
LME Nickel Base Metal (2) 7/2021 USD (218,436) (14,882)
LME Nickel Base Metal (3) 7/2021 USD (327,752) (35,162)
LME Nickel Base Metal (4) 7/2021 USD (437,011) (38,863)
LME Nickel Base Metal (5) 7/2021 USD (546,113) (50,857)
LME Nickel Base Metal (9) 7/2021 USD (983,084) (116,015)
LME Nickel Base Metal (9) 7/2021 USD (983,043) (108,000)
LME Nickel Base Metal (10) 7/2021 USD (1,092,381) (121,021)
LME Nickel Base Metal (10) 7/2021 USD (1,092,360) (123,868)
LME Zinc Base Metal (1) 7/2021 USD (74,251) (1,260)
LME Zinc Base Metal (2) 7/2021 USD (148,519) (3,061)
LME Zinc Base Metal (3) 7/2021 USD (222,766) (1,450)
LME Zinc Base Metal (4) 7/2021 USD (296,950) (15,362)
LME Zinc Base Metal (6) 7/2021 USD (445,388) (25,818)
LME Zinc Base Metal (9) 7/2021 USD (668,189) (18,866)
LME Zinc Base Metal (9) 7/2021 USD (668,081) (34,733)
LME Zinc Base Metal (12) 7/2021 USD (890,550) (41,135)
LME Zinc Base Metal (13) 7/2021 USD (964,681) (35,545)
SGX FTSE Taiwan Index (2) 7/2021 USD (122,020) (1,234)
SGX NIFTY 50 Index (6) 7/2021 USD (188,964) 938
Live Cattle (116) 8/2021 USD (5,694,440) (159,801)
LME Aluminum Base Metal (1) 8/2021 USD (63,063) 760
LME Aluminum Base Metal (2) 8/2021 USD (126,225) (8,406)
LME Aluminum Base Metal (3) 8/2021 USD (189,033) (6,159)
LME Aluminum Base Metal (6) 8/2021 USD (378,117) (2,578)
LME Aluminum Base Metal (7) 8/2021 USD (441,378) 10,303
LME Aluminum Base Metal (8) 8/2021 USD (504,018) (16,717)
LME Aluminum Base Metal (22) 8/2021 USD (1,387,375) (76,689)
LME Copper Base Metal (1) 8/2021 USD (234,225) 12,822
LME Copper Base Metal (1) 8/2021 USD (234,275) 27,830
LME Copper Base Metal (1) 8/2021 USD (234,209) 33,163

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 8/2021 USD $ (234,269) $ 22,622
LME Copper Base Metal (1) 8/2021 USD (234,231) 14,891
LME Copper Base Metal (2) 8/2021 USD (468,445) 55,328
LME Copper Base Metal (2) 8/2021 USD (468,473) 59,663
LME Copper Base Metal (2) 8/2021 USD (468,279) 30,550
LME Copper Base Metal (2) 8/2021 USD (468,522) 33,223
LME Copper Base Metal (2) 8/2021 USD (468,307) 37,657
LME Copper Base Metal (4) 8/2021 USD (936,502) 56,302
LME Copper Base Metal (5) 8/2021 USD (1,171,250) 118,521
LME Nickel Base Metal (1) 8/2021 USD (109,236) (1,449)
LME Nickel Base Metal (2) 8/2021 USD (218,484) (15,630)
LME Nickel Base Metal (2) 8/2021 USD (218,496) (13,362)
LME Nickel Base Metal (2) 8/2021 USD (218,494) (16,660)
LME Nickel Base Metal (6) 8/2021 USD (655,406) (7,423)
LME Nickel Base Metal (6) 8/2021 USD (655,344) (9,519)
LME Nickel Base Metal (7) 8/2021 USD (764,580) (9,441)
LME Nickel Base Metal (8) 8/2021 USD (874,011) (21,015)
LME Nickel Base Metal (11) 8/2021 USD (1,201,502) (16,594)
LME Zinc Base Metal (1) 8/2021 USD (74,319) (769)
LME Zinc Base Metal (1) 8/2021 USD (74,283) (286)
LME Zinc Base Metal (1) 8/2021 USD (74,319) (1,126)
LME Zinc Base Metal (2) 8/2021 USD (148,638) 3,544
LME Zinc Base Metal (3) 8/2021 USD (222,994) (890)
LME Zinc Base Metal (3) 8/2021 USD (222,956) (70)
LME Zinc Base Metal (3) 8/2021 USD (222,975) 2,695
LME Zinc Base Metal (4) 8/2021 USD (297,325) 10,873
LME Zinc Base Metal (6) 8/2021 USD (445,844) 6,722
LME Zinc Base Metal (6) 8/2021 USD (445,868) 5,668
LME Zinc Base Metal (7) 8/2021 USD (519,955) 3,100
LME Zinc Base Metal (7) 8/2021 USD (520,207) (8,634)
Australia 3 Year Bond (200) 9/2021 AUD (17,471,888) (4,691)
Canada 10 Year Bond (174) 9/2021 CAD (20,426,331) (256,039)
Cocoa (79) 9/2021 USD (1,887,310) (2,550)
Cocoa (291) 9/2021 GBP (6,577,509) (15,262)
Euro-Bobl (2,647) 9/2021 EUR (421,053,955) (465,391)
Euro-BTP (189) 9/2021 EUR (33,932,003) (249,611)
Euro-Bund (1,740) 9/2021 EUR (356,129,815) (2,375,730)
Euro-Buxl (422) 9/2021 EUR (101,698,552) (1,808,526)
Euro-OAT (1,685) 9/2021 EUR (317,760,131) (1,336,126)
Euro-Schatz (2,728) 9/2021 EUR (362,742,174) (25,423)
LME Aluminum Base Metal (9) 9/2021 USD (568,013) (24,419)
LME Aluminum Base Metal (13) 9/2021 USD (820,463) (14,494)
LME Aluminum Base Metal (15) 9/2021 USD (946,500) (3,419)
LME Aluminum Base Metal (18) 9/2021 USD (1,135,638) (40,729)
LME Aluminum Base Metal (19) 9/2021 USD (1,198,663) (37,344)
LME Aluminum Base Metal (22) 9/2021 USD (1,388,475) (46,215)
LME Aluminum Base Metal (50) 9/2021 USD (3,155,450) (141,535)
LME Copper Base Metal (1) 9/2021 USD (234,369) 1,144
LME Copper Base Metal (1) 9/2021 USD (234,363) (1,328)
LME Copper Base Metal (1) 9/2021 USD (234,344) 1,947
LME Copper Base Metal (2) 9/2021 USD (468,715) 37,530
LME Copper Base Metal (2) 9/2021 USD (468,675) (1,839)
LME Copper Base Metal (9) 9/2021 USD (2,108,981) (36,789)
LME Copper Base Metal (19) 9/2021 USD (4,454,075) 44,375
LME Nickel Base Metal (3) 9/2021 USD (327,852) (12,681)
LME Nickel Base Metal (4) 9/2021 USD (437,136) 492

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (5) 9/2021 USD $ (546,411) $ 4,974
LME Nickel Base Metal (7) 9/2021 USD (764,988) (16,355)
LME Nickel Base Metal (9) 9/2021 USD (983,464) (3,926)
LME Nickel Base Metal (9) 9/2021 USD (983,556) 9,477
LME Nickel Base Metal (12) 9/2021 USD (1,311,264) (23,939)
LME Nickel Base Metal (16) 9/2021 USD (1,748,407) (12,276)
LME Nickel Base Metal (20) 9/2021 USD (2,185,680) 8,947
LME Nickel Base Metal (39) 9/2021 USD (4,261,273) (759)
LME Zinc Base Metal (1) 9/2021 USD (74,423) 1,905
LME Zinc Base Metal (2) 9/2021 USD (148,811) 1,696
LME Zinc Base Metal (2) 9/2021 USD (148,725) (4,970)
LME Zinc Base Metal (2) 9/2021 USD (148,775) (4,753)
LME Zinc Base Metal (5) 9/2021 USD (371,844) (15,825)
LME Zinc Base Metal (17) 9/2021 USD (1,265,225) (19,379)
Long Gilt (1,253) 9/2021 GBP (222,032,515) (1,632,838)
U.S. Treasury 10 Year Note (1,103) 9/2021 USD (146,147,500) (516,290)
U.S. Treasury 2 Year Note (11,615) 9/2021 USD (2,559,020,423) 227,322
U.S. Treasury 5 Year Note (4,037) 9/2021 USD (498,285,650) (212,882)
U.S. Treasury Long Bond (134) 9/2021 USD (21,540,500) (580,659)
U.S. Treasury Ultra Bond (148) 9/2021 USD (28,517,750) (1,124,870)
Soybean (142) 11/2021 USD (9,932,900) (718,936)
3 Month Eurodollar (476) 12/2021 USD (118,756,050) (67,445)
Soybean Meal (28) 12/2021 USD (1,068,760) 35,931
3 Month Eurodollar (1,849) 3/2022 USD (461,325,500) (70,899)
3 Month Eurodollar (1,823) 6/2022 USD (454,519,475) (33,001)
3 Month Euroswiss (3) 6/2022 CHF (816,185) (56)
3 Month Sterling (774) 6/2022 GBP (133,419,389) (44,557)
3 Month Eurodollar (1,829) 9/2022 USD (455,581,038) 23,506
3 Month Sterling (1,182) 9/2022 GBP (203,605,921) (84,285)
3 Month Euro Euribor (122) 12/2022 EUR (36,326,311) (5,441)
3 Month Eurodollar (1,846) 12/2022 USD (459,100,200) 117,795
3 Month Sterling (1,243) 12/2022 GBP (213,963,051) (100,201)
3 Month Euro Euribor (167) 3/2023 EUR (49,705,558) (6,811)
3 Month Eurodollar (1,888) 3/2023 USD (469,002,800) 162,277
3 Month Sterling (780) 3/2023 GBP (134,190,648) (73,472)
3 Month Euro Euribor (569) 6/2023 EUR (169,297,027) (14,483)
3 Month Eurodollar (1,892) 6/2023 USD (469,310,600) 114,751
3 Month Sterling (462) 6/2023 GBP (79,434,222) (48,835)
(13,175,271)
$ (8,302,566)
Forward foreign currency contracts outstanding as of June 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 363,867,508 USD 68,888,512 CITI
**
9/15/2021 $ 3,579,109
BRL 363,867,500 USD 68,888,597 JPMC
**
9/15/2021 3,579,023
COP 358,148,774 USD 94,650 CITI
**
9/15/2021 400
COP 358,148,772 USD 94,650 JPMC
**
9/15/2021 400
MXN 847,261,718 USD 41,953,334 CITI 9/15/2021 140,117
MXN 847,261,718 USD 41,953,386 JPMC 9/15/2021 140,064
USD 28,976,671 AUD 37,649,500 CITI 9/15/2021 732,204

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 28,976,635 AUD 37,649,500 JPMC 9/15/2021 $ 732,168
USD 1,419,999 BRL 7,053,500 CITI
**
9/15/2021 15,229
USD 1,419,997 BRL 7,053,500 JPMC
**
9/15/2021 15,227
USD 192,489,742 CAD 236,517,500 CITI 9/15/2021 1,694,431
USD 192,489,502 CAD 236,517,500 JPMC 9/15/2021 1,694,190
USD 16,660,929 CHF 14,912,502 CITI 9/15/2021 510,756
USD 16,660,904 CHF 14,912,498 JPMC 9/15/2021 510,735
USD 9,479,902 CLP 6,871,526,000 CITI
**
9/15/2021 142,577
USD 9,479,890 CLP 6,871,526,000 JPMC
**
9/15/2021 142,566
USD 2,571,543 COP 9,591,421,500 CITI
**
9/15/2021 26,047
USD 2,571,540 COP 9,591,421,500 JPMC
**
9/15/2021 26,043
USD 114,374,737 EUR 94,031,960 CITI 9/15/2021 2,699,560
USD 114,374,589 EUR 94,031,956 JPMC 9/15/2021 2,699,417
USD 11,490,701 GBP 8,208,500 CITI 9/15/2021 133,913
USD 11,490,687 GBP 8,208,500 JPMC 9/15/2021 133,898
USD 5,253,432 HUF 1,541,411,500 CITI 9/15/2021 59,134
USD 5,253,425 HUF 1,541,411,500 JPMC 9/15/2021 59,127
USD 6,966,883 IDR 101,343,899,648 CITI
**
9/15/2021 72,761
USD 6,966,874 IDR 101,343,899,640 JPMC
**
9/15/2021 72,753
USD 20,991,013 INR 1,563,473,852 CITI
**
9/15/2021 159,061
USD 20,990,996 INR 1,563,473,852 JPMC
**
9/15/2021 159,044
USD 189,585,470 JPY 20,653,993,220 CITI 9/15/2021 3,550,905
USD 189,585,233 JPY 20,653,993,220 JPMC 9/15/2021 3,550,668
USD 4,567,011 KRW 5,157,308,500 CITI
**
9/15/2021 4,376
USD 4,567,006 KRW 5,157,308,500 JPMC
**
9/15/2021 4,371
USD 3,083,686 MXN 61,560,500 CITI 9/15/2021 25,253
USD 3,083,682 MXN 61,560,500 JPMC 9/15/2021 25,249
USD 9,009,872 NOK 77,218,000 CITI 9/15/2021 38,817
USD 9,009,861 NOK 77,218,000 JPMC 9/15/2021 38,805
USD 177,896,778 NZD 247,025,031 CITI 9/15/2021 5,267,041
USD 177,896,556 NZD 247,025,031 JPMC 9/15/2021 5,266,819
USD 6,903,952 PHP 337,266,500 CITI
**
9/15/2021 36,371
USD 6,903,944 PHP 337,266,500 JPMC
**
9/15/2021 36,363
USD 58,810,283 PLN 221,616,835 CITI 9/15/2021 675,406
USD 58,810,208 PLN 221,616,829 JPMC 9/15/2021 675,333
USD 41,344,711 SEK 349,760,165 CITI 9/15/2021 446,416
USD 41,344,659 SEK 349,760,165 JPMC 9/15/2021 446,364
USD 13,929,189 SGD 18,670,500 CITI 9/15/2021 44,834
USD 13,929,171 SGD 18,670,500 JPMC 9/15/2021 44,817
USD 13,212,066 TWD 364,700,000 CITI
**
9/15/2021 64,243
USD 13,212,050 TWD 364,700,000 JPMC
**
9/15/2021 64,226
USD 46,747,989 ZAR 656,620,500 CITI 9/15/2021 1,214,759
USD 46,747,930 ZAR 656,620,500 JPMC 9/15/2021 1,214,701
ZAR 57,595,000 USD 3,977,552 CITI 9/15/2021 16,363
ZAR 57,595,000 USD 3,977,557 JPMC 9/15/2021 16,358
USD 4,960,234 ILS 16,137,500 CITI 9/17/2021 5,772
USD 4,960,228 ILS 16,137,500 JPMC 9/17/2021 5,766
Total unrealized appreciation 42,710,350
AUD 60,297,545 USD 46,742,670 CITI 9/15/2021 (1,507,753)
AUD 60,297,543 USD 46,742,727 JPMC 9/15/2021 (1,507,811)
CAD 328,879,482 USD 272,227,449 CITI 9/15/2021 (6,925,037)
CAD 328,879,477 USD 272,227,785 JPMC 9/15/2021 (6,925,377)
CHF 11,979,000 USD 13,365,637 CITI 9/15/2021 (392,433)
CHF 11,979,000 USD 13,365,654 JPMC 9/15/2021 (392,450)
CLP 16,770,995,175 USD 23,226,049 CITI
**
9/15/2021 (436,900)
CLP 16,770,995,169 USD 23,226,078 JPMC
**
9/15/2021 (436,929)
COP 22,163,001,416 USD 6,076,310 CITI
**
9/15/2021 (194,404)
COP 22,163,001,414 USD 6,076,317 JPMC
**
9/15/2021 (194,412)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 16,168,000 USD 19,500,276 CITI 9/15/2021 $ (298,674)
EUR 16,168,000 USD 19,500,300 JPMC 9/15/2021 (298,698)
GBP 22,904,492 USD 32,353,413 CITI 9/15/2021 (664,132)
GBP 22,904,492 USD 32,353,288 JPMC 9/15/2021 (664,007)
HUF 11,889,805,142 USD 41,425,735 CITI 9/15/2021 (1,359,090)
HUF 11,889,805,140 USD 41,425,787 JPMC 9/15/2021 (1,359,141)
IDR 235,722,123,004 USD 16,304,246 CITI
**
9/15/2021 (268,777)
IDR 235,722,122,996 USD 16,304,266 JPMC
**
9/15/2021 (268,797)
INR 1,060,194,500 USD 14,283,164 CITI
**
9/15/2021 (156,979)
INR 1,060,194,500 USD 14,283,124 JPMC
**
9/15/2021 (156,938)
JPY 4,517,068,500 USD 41,043,063 CITI 9/15/2021 (356,942)
JPY 4,517,068,500 USD 41,043,114 JPMC 9/15/2021 (356,993)
KRW 130,855,465,421 USD 117,405,186 CITI
**
9/15/2021 (1,638,272)
KRW 130,855,465,419 USD 117,405,366 JPMC
**
9/15/2021 (1,638,452)
MXN 404,120,906 USD 20,161,724 CITI 9/15/2021 (84,287)
MXN 404,120,906 USD 20,161,749 JPMC 9/15/2021 (84,312)
NOK 183,330,504 USD 22,105,613 CITI 9/15/2021 (806,588)
NOK 183,330,500 USD 22,105,640 JPMC 9/15/2021 (806,615)
NZD 182,223,500 USD 130,717,667 CITI 9/15/2021 (3,373,507)
NZD 182,223,500 USD 130,717,830 JPMC 9/15/2021 (3,373,670)
PHP 471,943,406 USD 9,790,545 CITI
**
9/15/2021 (180,608)
PHP 471,943,402 USD 9,790,518 JPMC
**
9/15/2021 (180,582)
PLN 567,498,500 USD 154,482,176 CITI 9/15/2021 (5,615,077)
PLN 567,498,500 USD 154,482,369 JPMC 9/15/2021 (5,615,270)
SEK 952,057,625 USD 114,777,661 CITI 9/15/2021 (3,451,279)
SEK 952,057,624 USD 114,777,804 JPMC 9/15/2021 (3,451,422)
SGD 49,835,002 USD 37,568,067 CITI 9/15/2021 (508,168)
SGD 49,834,998 USD 37,568,111 JPMC 9/15/2021 (508,215)
TWD 2,231,627,476 USD 81,441,957 CITI
**
9/15/2021 (989,410)
TWD 2,231,627,475 USD 81,442,197 JPMC
**
9/15/2021 (989,650)
USD 2,514,413 CLP 1,887,593,500 CITI
**
9/15/2021 (50,530)
USD 2,514,410 CLP 1,887,593,500 JPMC
**
9/15/2021 (50,533)
USD 3,028,199 COP 11,483,496,500 CITI
**
9/15/2021 (19,441)
USD 3,028,195 COP 11,483,496,500 JPMC
**
9/15/2021 (19,444)
USD 8,305,769 HUF 2,477,039,500 CITI 9/15/2021 (41,438)
USD 8,305,759 HUF 2,477,039,500 JPMC 9/15/2021 (41,448)
USD 2,481,181 INR 186,421,000 CITI
**
9/15/2021 (2,720)
USD 2,481,178 INR 186,421,000 JPMC
**
9/15/2021 (2,723)
USD 63,550,524 KRW 72,038,127,000 CITI
**
9/15/2021 (181,102)
USD 63,550,444 KRW 72,038,127,000 JPMC
**
9/15/2021 (181,182)
USD 39,835,743 MXN 821,886,000 CITI 9/15/2021 (996,998)
USD 39,835,693 MXN 821,886,000 JPMC 9/15/2021 (997,048)
USD 5,332,645 NZD 7,645,500 CITI 9/15/2021 (10,298)
USD 5,332,638 NZD 7,645,500 JPMC 9/15/2021 (10,305)
USD 956,014 PHP 46,961,500 CITI
**
9/15/2021 (238)
USD 956,013 PHP 46,961,500 JPMC
**
9/15/2021 (240)
USD 13,142,383 PLN 50,205,160 CITI 9/15/2021 (27,513)
USD 13,142,367 PLN 50,205,160 JPMC 9/15/2021 (27,530)
USD 18,366,628 SEK 157,518,835 CITI 9/15/2021 (52,428)
USD 18,366,605 SEK 157,518,835 JPMC 9/15/2021 (52,451)
USD 7,459,636 SGD 10,037,500 CITI 9/15/2021 (4,771)
USD 7,459,626 SGD 10,037,500 JPMC 9/15/2021 (4,781)
USD 18,855,860 TWD 524,085,000 CITI
**
9/15/2021 (37,963)
USD 18,855,836 TWD 524,085,000 JPMC
**
9/15/2021 (37,986)
USD 3,027,420 ZAR 43,722,000 CITI 9/15/2021 (4,474)
USD 3,027,416 ZAR 43,722,000 JPMC 9/15/2021 (4,478)
ZAR 2,391,039,556 USD 169,838,930 CITI 9/15/2021 (4,032,727)
ZAR 2,391,039,548 USD 169,839,142 JPMC 9/15/2021 (4,032,939)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ILS 70,624,502 USD 21,769,405 CITI 9/17/2021 $ (86,590)
ILS 70,624,498 USD 21,769,431 JPMC 9/17/2021 (86,618)
USD 6,565,777 ILS 21,408,500 CITI 9/17/2021 (6,964)
USD 6,565,769 ILS 21,408,500 JPMC 9/17/2021 (6,972)
Total unrealized depreciation (69,530,931)
Net unrealized depreciation $ (26,820,581)
** Non-deliverable forward.
Collateral pledged to, or (received from), each counterparty at June 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 11,314,084 $ 11,314,084
CITI
Investment Companies 32,489,789 – 32,489,789
GSCO
Cash – 7,278,627 7,278,627
U.S. Treasury Bills – 19,554,244 19,554,244
JPMC
U.S. Treasury Bills 37,122,033 – 37,122,033
JPMS
Cash – 8,244,958 8,244,958
MLIN
Cash (250,003) – (250,003)
MSCL
Cash – 7,051,480 7,051,480
U.S. Treasury Bills – 7,015,917 7,015,917

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Cash $ (110,013) $ – $ (110,013)
Investment Companies 79,127 – 79,127
GSCO
Cash – (319,897) (319,897)
U.S. Treasury Bills – 7,014,464 7,014,464
GSIN
U.S. Treasury Bills 3,929,819 – 3,929,819
JPPC
Cash – 1,063,306 1,063,306
MACQ
U.S. Treasury Bills 49,998 – 49,998
MLIN
Cash 470,260 – 470,260
MSCL
Cash – 4,636,914 4,636,914
U.S. Treasury Bills – 13,798,620 13,798,620
SOCG
Cash (530,466) – (530,466)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 106.4%
INVESTMENT COMPANIES - 23.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(a)(b) 7,395,885 7,395,885
Limited Purpose Cash Investment
Fund, 0.01% (1)(a) 19,069,134 19,061,506
TOTAL INVESTMENT COMPANIES
(Cost $26,457,391) 26,457,391
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 83.2%
U.S. Treasury Bills
0.10%, 7/1/2021 (c) $ 8,388,000 8,388,000
0.09%, 7/8/2021 (c) 4,762,000 4,761,966
0.09%, 7/15/2021 (c) 1,445,000 1,444,976
0.09%, 7/22/2021 (c) 1,620,000 1,619,957
0.08%, 7/29/2021 (c)(d) 2,130,000 2,129,923
0.07%, 8/5/2021 (c)(d) 6,053,000 6,052,741
0.05%, 8/12/2021 (c) 9,331,000 9,330,428
0.06%, 8/19/2021 (c) 3,695,000 3,694,772
0.05%, 8/26/2021 (c)(e) 2,078,000 2,077,863
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 83.2% (continued)
0.06%, 9/2/2021 (c) $ 177,000 176,985
0.06%, 9/9/2021 (c) 2,619,000 2,618,763
0.06%, 9/16/2021 (c) 1,610,000 1,609,854
0.04%, 9/23/2021 (c) 1,104,000 1,103,878
0.04%, 10/7/2021 (c) 880,000 879,886
0.04%, 10/21/2021 (c) 18,675,000 18,672,386
0.03%, 10/28/2021 (c) 1,051,000 1,050,818
0.03%, 11/4/2021 (c)(e) 4,125,000 4,124,242
0.04%, 11/12/2021 (c) 839,000 838,834
0.03%, 11/18/2021 (c) 13,074,000 13,071,458
0.04%, 12/9/2021 (c)(e) 373,000 372,912
0.06%, 12/30/2021 (c) 11,139,000 11,135,903
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $95,157,782) 95,156,545
TOTAL SHORT-TERM INVESTMENTS
(Cost $121,615,173) 121,613,936
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 106.4%
(Cost $121,615,173) 121,613,936
LIABILITIES IN EXCESS OF OTHER
ASSETS - (6.4)% (f) (7,343,793)
NET ASSETS - 100.0% 114,270,143
(a) Represents 7-day effective yield as of June 30, 2021.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for futures contracts.
(e) All or a portion of the security pledged as collateral for swap contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Total return swap contracts outstanding as of June 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
August Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 08/18/2021 BRL (1,272,540) $ 8,636
Live Cattle August
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 08/06/2021 USD 147,270 1,929
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 09/17/2021 CHF 1,311,750 5,935
16,500
Corn September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/27/2021 USD 868,913 (40,322)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/29/2021 HKD 8,589,000 $ (17,196)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/29/2021 HKD 10,571,000 (23,123)
Live Cattle August
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 08/06/2021 USD (147,270) (5,295)
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/22/2021 USD (279,800) (19,663)
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/22/2021 USD 279,800 (9,031)
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/26/2021 USD (75,312) (1,738)
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/26/2021 USD 301,248 (12,896)
Wheat September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/27/2021 USD 611,550 (6,444)
(135,708)
$ (119,208)
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 3 7/2021 EUR $ 518,882 $ (715)
Brent Crude Oil 75 7/2021 USD 5,596,500 121,741
CAC 40 10 Euro Index 2 7/2021 EUR 154,266 (2,483)
Hang Seng Index 20 7/2021 HKD 3,687,390 (45,309)
HSCEI 43 7/2021 HKD 2,927,199 (36,098)
IBEX 35 Index 1 7/2021 EUR 104,207 (4,436)
LME Aluminum Base Metal 1 7/2021 USD 62,995 3,426
LME Aluminum Base Metal 1 7/2021 USD 63,450 7,855
LME Aluminum Base Metal 1 7/2021 USD 62,997 2,744
LME Aluminum Base Metal 1 7/2021 USD 62,998 2,271
LME Aluminum Base Metal 1 7/2021 USD 62,825 6,603
LME Aluminum Base Metal 1 7/2021 USD 62,998 3,120
LME Aluminum Base Metal 1 7/2021 USD 62,850 6,022
LME Aluminum Base Metal 1 7/2021 USD 62,813 6,162
LME Aluminum Base Metal 1 7/2021 USD 62,838 5,970
LME Aluminum Base Metal 2 7/2021 USD 125,825 10,170
LME Aluminum Base Metal 2 7/2021 USD 125,934 9,328
LME Aluminum Base Metal 2 7/2021 USD 125,975 9,969

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 2 7/2021 USD $ 125,975 $ 8,295
LME Aluminum Base Metal 2 7/2021 USD 125,979 6,974
LME Aluminum Base Metal 2 7/2021 USD 125,954 9,498
LME Aluminum Base Metal 4 7/2021 USD 251,742 18,847
LME Copper Base Metal 1 7/2021 USD 234,025 (13,753)
LME Nickel Base Metal 1 7/2021 USD 109,227 12,324
LME Nickel Base Metal 1 7/2021 USD 109,253 9,400
LME Nickel Base Metal 1 7/2021 USD 109,238 11,885
LME Nickel Base Metal 1 7/2021 USD 109,232 12,918
LME Nickel Base Metal 1 7/2021 USD 109,236 12,603
LME Zinc Base Metal 1 7/2021 USD 74,213 3,349
LME Zinc Base Metal 1 7/2021 USD 74,231 3,565
LME Zinc Base Metal 1 7/2021 USD 74,231 4,746
LME Zinc Base Metal 1 7/2021 USD 74,243 2,147
LME Zinc Base Metal 2 7/2021 USD 148,413 5,795
MSCI Singapore Index 9 7/2021 SGD 237,901 587
Natural Gas 25 7/2021 USD 912,500 80,247
NY Harbor ULSD 70 7/2021 USD 6,257,202 3,564
OMXS30 Index 2 7/2021 SEK 52,956 (323)
RBOB Gasoline 12 7/2021 USD 1,129,867 21,614
SGX FTSE China A50 Index 141 7/2021 USD 2,444,517 (15,961)
WTI Crude Oil 97 7/2021 USD 7,126,590 369,717
100 oz Gold 12 8/2021 USD 2,125,920 (147,885)
Lean Hogs 9 8/2021 USD 371,700 (52,849)
LME Aluminum Base Metal 1 8/2021 USD 63,002 2,043
LME Aluminum Base Metal 1 8/2021 USD 63,020 (446)
LME Aluminum Base Metal 1 8/2021 USD 63,063 (953)
LME Aluminum Base Metal 3 8/2021 USD 189,188 7,700
LME Copper Base Metal 1 8/2021 USD 234,125 (14,327)
LME Copper Base Metal 1 8/2021 USD 234,222 (28,168)
LME Nickel Base Metal 1 8/2021 USD 109,234 968
LME Nickel Base Metal 1 8/2021 USD 109,227 1,016
LME Nickel Base Metal 1 8/2021 USD 109,226 1,728
LME Nickel Base Metal 1 8/2021 USD 109,251 4,527
LME Zinc Base Metal 1 8/2021 USD 74,315 1,137
LME Zinc Base Metal 1 8/2021 USD 74,311 (1,192)
LME Zinc Base Metal 1 8/2021 USD 74,325 (1,003)
LME Zinc Base Metal 1 8/2021 USD 74,279 (212)
Low Sulphur Gasoil 83 8/2021 USD 4,965,475 (6,264)
ASX 90 Day Bank Accepted Bill 6 9/2021 AUD 4,499,256 103
Australia 10 Year Bond 4 9/2021 AUD 423,539 1,742
Coffee 'C' 38 9/2021 USD 2,276,438 (6,349)
Corn 12 9/2021 USD 359,550 (10,666)
DAX Index 1 9/2021 EUR 460,308 (6,354)
DJIA CBOT E-Mini Index 2 9/2021 USD 343,990 432
EURO STOXX 50 Index 10 9/2021 EUR 480,881 (9,300)
FTSE 100 Index 9 9/2021 GBP 869,051 (14,365)
FTSE/JSE Top 40 Index 1 9/2021 ZAR 41,930 (242)
FTSE/MIB Index 2 9/2021 EUR 296,485 (7,041)
Japan 10 Year Bond 1 9/2021 JPY 1,365,408 87
KC HRW Wheat 32 9/2021 USD 1,054,400 36,314
KOSPI 200 Index 1 9/2021 KRW 97,423 1,576
LME Aluminum Base Metal 1 9/2021 USD 63,113 2,687
LME Aluminum Base Metal 1 9/2021 USD 63,091 2,760
LME Aluminum Base Metal 1 9/2021 USD 63,113 1,054
LME Aluminum Base Metal 2 9/2021 USD 126,175 3,378

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 2 9/2021 USD $ 126,200 $ (189)
LME Aluminum Base Metal 2 9/2021 USD 126,225 3,712
LME Aluminum Base Metal 6 9/2021 USD 378,654 17,137
LME Aluminum Base Metal 21 9/2021 USD 1,325,363 49,819
LME Copper Base Metal 1 9/2021 USD 234,331 4,704
LME Nickel Base Metal 1 9/2021 USD 109,275 (1,151)
LME Nickel Base Metal 1 9/2021 USD 109,284 (46)
LME Nickel Base Metal 1 9/2021 USD 109,282 (892)
LME Nickel Base Metal 1 9/2021 USD 109,274 452
LME Nickel Base Metal 1 9/2021 USD 109,284 2,234
LME Nickel Base Metal 1 9/2021 USD 109,284 (1,006)
LME Nickel Base Metal 2 9/2021 USD 218,568 (1,919)
LME Nickel Base Metal 2 9/2021 USD 218,544 3,976
LME Nickel Base Metal 4 9/2021 USD 437,054 5,203
LME Nickel Base Metal 16 9/2021 USD 1,748,544 14,966
LME Zinc Base Metal 1 9/2021 USD 74,415 (213)
LME Zinc Base Metal 1 9/2021 USD 74,363 2,435
LME Zinc Base Metal 4 9/2021 USD 297,700 3,118
MSCI EAFE E-Mini Index 8 9/2021 USD 921,640 (24,439)
MSCI Emerging Markets E-Mini Index 2 9/2021 USD 136,480 (363)
NASDAQ 100 E-Mini Index 2 9/2021 USD 581,960 22,493
Nikkei 225 Index 3 9/2021 JPY 777,173 (8,018)
Palladium 1 9/2021 USD 277,920 1,180
Russell 2000 E-Mini Index 4 9/2021 USD 461,560 (4,588)
S&P 500 E-Mini Index 3 9/2021 USD 643,290 6,891
S&P Midcap 400 E-Mini Index 3 9/2021 USD 807,720 (11,046)
S&P/TSX 60 Index 8 9/2021 CAD 1,552,372 10,771
Silver 15 9/2021 USD 1,964,550 1,607
SPI 200 Index 6 9/2021 AUD 812,533 (7,037)
Sugar No. 11 96 9/2021 USD 1,923,533 33,348
TOPIX Index 10 9/2021 JPY 1,748,954 (13,567)
Wheat 9 9/2021 USD 305,775 (3,315)
3 Month Canadian Bankers Acceptance 42 12/2021 CAD 8,427,275 597
3 Month Euro Euribor 102 12/2021 EUR 30,396,879 (4,800)
3 Month Euroswiss 3 12/2021 CHF 816,590 (84)
3 Month Sterling 22 12/2021 GBP 3,799,320 (581)
ASX 90 Day Bank Accepted Bill 30 12/2021 AUD 22,494,063 1,518
Cotton No. 2 17 12/2021 USD 721,650 (18,915)
3 Month Canadian Bankers Acceptance 27 3/2022 CAD 5,411,272 (5,173)
3 Month Euro Euribor 37 3/2022 EUR 11,023,577 (1,718)
3 Month Euroswiss 5 3/2022 CHF 1,360,578 (164)
3 Month Sterling 6 3/2022 GBP 1,034,985 (164)
ASX 90 Day Bank Accepted Bill 35 3/2022 AUD 26,239,839 (3,017)
3 Month Euro Euribor 24 6/2022 EUR 7,149,361 (1,979)
3 Month Euro Euribor 9 9/2022 EUR 2,680,477 (846)
506,945
Short Contracts
LME Aluminum Base Metal (1) 7/2021 USD (62,825) (6,503)
LME Aluminum Base Metal (1) 7/2021 USD (62,998) (3,089)
LME Aluminum Base Metal (1) 7/2021 USD (62,850) (6,089)
LME Aluminum Base Metal (1) 7/2021 USD (63,450) (7,847)
LME Aluminum Base Metal (1) 7/2021 USD (62,998) (2,150)
LME Aluminum Base Metal (1) 7/2021 USD (62,995) (3,205)
LME Aluminum Base Metal (1) 7/2021 USD (62,813) (6,266)
LME Aluminum Base Metal (1) 7/2021 USD (62,838) (5,856)
LME Aluminum Base Metal (1) 7/2021 USD (62,997) (2,927)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (2) 7/2021 USD $ (125,825) $ (10,089)
LME Aluminum Base Metal (2) 7/2021 USD (125,975) (9,103)
LME Aluminum Base Metal (2) 7/2021 USD (125,934) (8,860)
LME Aluminum Base Metal (2) 7/2021 USD (125,954) (9,389)
LME Aluminum Base Metal (2) 7/2021 USD (125,979) (7,094)
LME Aluminum Base Metal (2) 7/2021 USD (125,975) (7,760)
LME Aluminum Base Metal (4) 7/2021 USD (251,742) (19,321)
LME Copper Base Metal (1) 7/2021 USD (234,025) 13,702
LME Nickel Base Metal (1) 7/2021 USD (109,232) (12,891)
LME Nickel Base Metal (1) 7/2021 USD (109,236) (12,387)
LME Nickel Base Metal (1) 7/2021 USD (109,238) (12,102)
LME Nickel Base Metal (1) 7/2021 USD (109,253) (9,716)
LME Nickel Base Metal (1) 7/2021 USD (109,227) (12,000)
LME Zinc Base Metal (1) 7/2021 USD (74,231) (3,859)
LME Zinc Base Metal (1) 7/2021 USD (74,213) (3,428)
LME Zinc Base Metal (1) 7/2021 USD (74,243) (2,096)
LME Zinc Base Metal (1) 7/2021 USD (74,231) (4,303)
LME Zinc Base Metal (2) 7/2021 USD (148,413) (5,468)
SGX NIFTY 50 Index (1) 7/2021 USD (31,494) 171
Live Cattle (12) 8/2021 USD (589,080) (16,898)
LME Aluminum Base Metal (1) 8/2021 USD (63,063) 760
LME Aluminum Base Metal (1) 8/2021 USD (63,020) 428
LME Aluminum Base Metal (1) 8/2021 USD (63,002) (2,090)
LME Aluminum Base Metal (3) 8/2021 USD (189,188) (9,521)
LME Copper Base Metal (1) 8/2021 USD (234,125) 14,075
LME Copper Base Metal (1) 8/2021 USD (234,222) 27,664
LME Nickel Base Metal (1) 8/2021 USD (109,234) (1,237)
LME Nickel Base Metal (1) 8/2021 USD (109,251) (4,914)
LME Nickel Base Metal (1) 8/2021 USD (109,227) (1,050)
LME Nickel Base Metal (1) 8/2021 USD (109,226) (1,349)
LME Zinc Base Metal (1) 8/2021 USD (74,311) 945
LME Zinc Base Metal (1) 8/2021 USD (74,325) 898
LME Zinc Base Metal (1) 8/2021 USD (74,279) 443
LME Zinc Base Metal (1) 8/2021 USD (74,315) (935)
Australia 3 Year Bond (21) 9/2021 AUD (1,834,548) (491)
Canada 10 Year Bond (18) 9/2021 CAD (2,113,069) (26,487)
Cocoa (8) 9/2021 USD (191,120) (430)
Cocoa (31) 9/2021 GBP (700,697) (1,563)
Euro-Bobl (277) 9/2021 EUR (44,061,936) (48,618)
Euro-BTP (20) 9/2021 EUR (3,590,688) (26,168)
Euro-Bund (182) 9/2021 EUR (37,250,360) (249,253)
Euro-Buxl (44) 9/2021 EUR (10,603,641) (188,558)
Euro-OAT (176) 9/2021 EUR (33,190,376) (139,508)
Euro-Schatz (286) 9/2021 EUR (38,029,421) (2,646)
LME Aluminum Base Metal (1) 9/2021 USD (63,091) (2,263)
LME Aluminum Base Metal (1) 9/2021 USD (63,113) (2,713)
LME Aluminum Base Metal (1) 9/2021 USD (63,113) (1,115)
LME Aluminum Base Metal (2) 9/2021 USD (126,175) (3,931)
LME Aluminum Base Metal (2) 9/2021 USD (126,225) (4,298)
LME Aluminum Base Metal (2) 9/2021 USD (126,200) (456)
LME Aluminum Base Metal (6) 9/2021 USD (378,654) (16,984)
LME Copper Base Metal (1) 9/2021 USD (234,425) (4,759)
LME Copper Base Metal (1) 9/2021 USD (234,331) (4,088)
LME Nickel Base Metal (1) 9/2021 USD (109,284) 123
LME Nickel Base Metal (1) 9/2021 USD (109,284) 1,053
LME Nickel Base Metal (1) 9/2021 USD (109,275) 1,032

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 9/2021 USD $ (109,282) $ 995
LME Nickel Base Metal (1) 9/2021 USD (109,274) (436)
LME Nickel Base Metal (1) 9/2021 USD (109,284) (2,336)
LME Nickel Base Metal (2) 9/2021 USD (218,544) (3,990)
LME Nickel Base Metal (2) 9/2021 USD (218,568) 642
LME Nickel Base Metal (4) 9/2021 USD (437,054) (1,015)
LME Zinc Base Metal (1) 9/2021 USD (74,415) 426
LME Zinc Base Metal (1) 9/2021 USD (74,363) (2,485)
LME Zinc Base Metal (2) 9/2021 USD (148,850) (2,305)
Long Gilt (131) 9/2021 GBP (23,213,296) (171,036)
U.S. Treasury 10 Year Note (115) 9/2021 USD (15,237,500) (54,028)
U.S. Treasury 2 Year Note (1,214) 9/2021 USD (267,468,860) 28,279
U.S. Treasury 5 Year Note (422) 9/2021 USD (52,087,329) (22,329)
U.S. Treasury Long Bond (14) 9/2021 USD (2,250,500) (60,381)
U.S. Treasury Ultra Bond (15) 9/2021 USD (2,890,313) (114,007)
Soybean (15) 11/2021 USD (1,049,250) (76,192)
3 Month Eurodollar (49) 12/2021 USD (12,224,888) (6,945)
Soybean Meal (3) 12/2021 USD (114,510) 4,035
3 Month Eurodollar (193) 3/2022 USD (48,153,500) (7,359)
3 Month Eurodollar (191) 6/2022 USD (47,621,075) (3,472)
3 Month Sterling (81) 6/2022 GBP (13,962,494) (4,656)
3 Month Eurodollar (191) 9/2022 USD (47,575,713) 3,005
3 Month Sterling (124) 9/2022 GBP (21,359,674) (8,890)
3 Month Euro Euribor (13) 12/2022 EUR (3,870,836) (580)
3 Month Eurodollar (193) 12/2022 USD (47,999,100) 12,297
3 Month Sterling (130) 12/2022 GBP (22,377,471) (10,481)
3 Month Euro Euribor (17) 3/2023 EUR (5,059,847) (707)
3 Month Eurodollar (197) 3/2023 USD (48,937,263) 17,004
3 Month Sterling (82) 3/2023 GBP (14,107,222) (7,719)
3 Month Euro Euribor (60) 6/2023 EUR (17,852,059) (1,547)
3 Month Eurodollar (198) 6/2023 USD (49,113,900) 11,606
3 Month Sterling (48) 6/2023 GBP (8,252,906) (5,100)
(1,384,534)
$ (877,589)
Forward foreign currency contracts outstanding as of June 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 37,940,504 USD 7,180,174 CITI
**
9/15/2021 $ 376,033
BRL 37,940,496 USD 7,180,181 JPMC
**
9/15/2021 376,024
COP 37,069,562 USD 9,797 CITI
**
9/15/2021 41
COP 37,069,562 USD 9,797 JPMC
**
9/15/2021 41
MXN 88,191,378 USD 4,366,418 CITI 9/15/2021 15,083
MXN 88,191,378 USD 4,366,424 JPMC 9/15/2021 15,079
USD 2,989,786 AUD 3,885,500 CITI 9/15/2021 74,903
USD 2,989,782 AUD 3,885,500 JPMC 9/15/2021 74,900
USD 102,886 BRL 511,500 CITI
**
9/15/2021 1,016
USD 102,886 BRL 511,500 JPMC
**
9/15/2021 1,016
USD 21,349,118 CAD 26,250,000 CITI 9/15/2021 173,616
USD 21,349,092 CAD 26,250,000 JPMC 9/15/2021 173,589
USD 1,734,528 CHF 1,552,504 CITI 9/15/2021 53,174

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,734,517 CHF 1,552,496 JPMC 9/15/2021 $ 53,171
USD 951,627 CLP 691,269,500 CITI
**
9/15/2021 12,300
USD 951,625 CLP 691,269,500 JPMC
**
9/15/2021 12,298
USD 275,486 COP 1,026,703,500 CITI
**
9/15/2021 3,006
USD 275,486 COP 1,026,703,500 JPMC
**
9/15/2021 3,006
USD 11,925,904 EUR 9,804,501 CITI 9/15/2021 281,785
USD 11,925,890 EUR 9,804,502 JPMC 9/15/2021 281,770
USD 1,438,271 GBP 1,029,500 CITI 9/15/2021 13,917
USD 1,438,270 GBP 1,029,500 JPMC 9/15/2021 13,915
USD 776,220 IDR 11,295,719,846 CITI
**
9/15/2021 7,806
USD 776,219 IDR 11,295,719,842 JPMC
**
9/15/2021 7,805
USD 2,218,510 INR 165,320,487 CITI
**
9/15/2021 15,756
USD 2,218,506 INR 165,320,481 JPMC
**
9/15/2021 15,751
USD 19,965,453 JPY 2,175,095,077 CITI 9/15/2021 373,945
USD 19,965,428 JPY 2,175,095,071 JPMC 9/15/2021 373,920
USD 463,232 KRW 523,450,500 CITI
**
9/15/2021 140
USD 463,232 KRW 523,450,500 JPMC
**
9/15/2021 139
USD 312,454 MXN 6,239,500 CITI 9/15/2021 2,465
USD 312,453 MXN 6,239,500 JPMC 9/15/2021 2,464
USD 1,066,229 NOK 9,169,500 CITI 9/15/2021 932
USD 1,066,228 NOK 9,169,500 JPMC 9/15/2021 931
USD 19,460,504 NZD 27,026,002 CITI 9/15/2021 573,788
USD 19,460,477 NZD 27,025,998 JPMC 9/15/2021 573,763
USD 732,421 PHP 35,816,000 CITI
**
9/15/2021 3,119
USD 732,420 PHP 35,816,000 JPMC
**
9/15/2021 3,118
USD 5,760,728 PLN 21,718,732 CITI 9/15/2021 63,436
USD 5,760,720 PLN 21,718,727 JPMC 9/15/2021 63,429
USD 3,309,815 SEK 28,078,928 CITI 9/15/2021 26,479
USD 3,309,811 SEK 28,078,928 JPMC 9/15/2021 26,475
USD 1,467,042 SGD 1,967,000 CITI 9/15/2021 4,279
USD 1,467,041 SGD 1,967,000 JPMC 9/15/2021 4,277
USD 1,509,513 TWD 41,691,500 CITI
**
9/15/2021 6,489
USD 1,509,515 TWD 41,691,500 JPMC
**
9/15/2021 6,492
USD 4,475,271 ZAR 62,760,500 CITI 9/15/2021 123,155
USD 4,475,265 ZAR 62,760,500 JPMC 9/15/2021 123,150
ZAR 6,596,000 USD 456,803 CITI 9/15/2021 595
ZAR 6,596,000 USD 456,804 JPMC 9/15/2021 595
USD 700,109 ILS 2,278,000 CITI 9/17/2021 727
USD 700,108 ILS 2,278,000 JPMC 9/17/2021 727
Total unrealized appreciation 4,415,830
AUD 6,246,502 USD 4,842,411 CITI 9/15/2021 (156,317)
AUD 6,246,498 USD 4,842,414 JPMC 9/15/2021 (156,323)
CAD 35,286,000 USD 29,208,199 CITI 9/15/2021 (743,484)
CAD 35,286,000 USD 29,208,236 JPMC 9/15/2021 (743,520)
CHF 1,246,000 USD 1,390,476 CITI 9/15/2021 (41,064)
CHF 1,246,000 USD 1,390,478 JPMC 9/15/2021 (41,065)
CLP 1,735,013,974 USD 2,402,799 CITI
**
9/15/2021 (45,187)
CLP 1,735,013,962 USD 2,402,802 JPMC
**
9/15/2021 (45,190)
COP 2,341,871,936 USD 642,255 CITI
**
9/15/2021 (20,738)
COP 2,341,871,932 USD 642,256 JPMC
**
9/15/2021 (20,739)
EUR 1,881,500 USD 2,264,200 CITI 9/15/2021 (29,674)
EUR 1,881,500 USD 2,264,202 JPMC 9/15/2021 (29,677)
GBP 2,402,500 USD 3,394,315 CITI 9/15/2021 (70,360)
GBP 2,402,498 USD 3,394,299 JPMC 9/15/2021 (70,347)
HUF 1,296,427,984 USD 4,515,631 CITI 9/15/2021 (146,887)
HUF 1,296,427,984 USD 4,515,637 JPMC 9/15/2021 (146,892)
IDR 24,890,327,502 USD 1,722,198 CITI
**
9/15/2021 (28,984)
IDR 24,890,327,498 USD 1,722,201 JPMC
**
9/15/2021 (28,986)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
INR 137,205,000 USD 1,845,820 CITI
**
9/15/2021 $ (17,681)
INR 137,205,000 USD 1,845,822 JPMC
**
9/15/2021 (17,683)
JPY 586,000,500 USD 5,320,980 CITI 9/15/2021 (42,759)
JPY 586,000,500 USD 5,320,987 JPMC 9/15/2021 (42,766)
KRW 13,686,605,379 USD 12,281,788 CITI
**
9/15/2021 (173,344)
KRW 13,686,605,374 USD 12,281,804 JPMC
**
9/15/2021 (173,360)
MXN 55,048,626 USD 2,745,678 CITI 9/15/2021 (10,765)
MXN 55,048,626 USD 2,745,682 JPMC 9/15/2021 (10,770)
NOK 19,029,503 USD 2,294,538 CITI 9/15/2021 (83,723)
NOK 19,029,497 USD 2,294,540 JPMC 9/15/2021 (83,726)
NZD 20,141,500 USD 14,446,472 CITI 9/15/2021 (370,887)
NZD 20,141,500 USD 14,446,490 JPMC 9/15/2021 (370,905)
PHP 49,851,501 USD 1,034,019 CITI
**
9/15/2021 (18,919)
PHP 49,851,499 USD 1,034,020 JPMC
**
9/15/2021 (18,920)
PLN 59,937,000 USD 16,306,285 CITI 9/15/2021 (583,517)
PLN 59,937,000 USD 16,306,306 JPMC 9/15/2021 (583,538)
SEK 99,333,000 USD 11,976,056 CITI 9/15/2021 (360,810)
SEK 99,333,000 USD 11,976,071 JPMC 9/15/2021 (360,825)
SGD 5,239,502 USD 3,949,811 CITI 9/15/2021 (53,444)
SGD 5,239,498 USD 3,949,813 JPMC 9/15/2021 (53,449)
TWD 231,007,001 USD 8,430,704 CITI
**
9/15/2021 (102,656)
TWD 231,006,999 USD 8,430,715 JPMC
**
9/15/2021 (102,666)
USD 275,382 CLP 206,775,500 CITI
**
9/15/2021 (5,593)
USD 275,382 CLP 206,775,500 JPMC
**
9/15/2021 (5,593)
USD 316,941 COP 1,201,358,000 CITI
**
9/15/2021 (1,890)
USD 316,941 COP 1,201,358,000 JPMC
**
9/15/2021 (1,891)
USD 1,580,869 HUF 471,762,000 CITI 9/15/2021 (8,890)
USD 1,580,867 HUF 471,762,000 JPMC 9/15/2021 (8,892)
USD 260,132 INR 19,526,497 CITI
**
9/15/2021 (42)
USD 260,132 INR 19,526,503 JPMC
**
9/15/2021 (42)
USD 7,350,374 KRW 8,330,609,500 CITI
**
9/15/2021 (19,658)
USD 7,350,365 KRW 8,330,609,500 JPMC
**
9/15/2021 (19,667)
USD 4,220,463 MXN 86,988,000 CITI 9/15/2021 (101,254)
USD 4,220,458 MXN 86,988,000 JPMC 9/15/2021 (101,259)
USD 765,157 NZD 1,097,000 CITI 9/15/2021 (1,465)
USD 765,156 NZD 1,097,000 JPMC 9/15/2021 (1,466)
USD 99,059 PHP 4,866,000 CITI
**
9/15/2021 (25)
USD 99,059 PHP 4,866,000 JPMC
**
9/15/2021 (25)
USD 1,921,260 PLN 7,336,270 CITI 9/15/2021 (3,201)
USD 1,921,258 PLN 7,336,270 JPMC 9/15/2021 (3,204)
USD 2,891,073 SEK 24,775,572 CITI 9/15/2021 (5,994)
USD 2,891,070 SEK 24,775,572 JPMC 9/15/2021 (5,998)
USD 1,049,278 SGD 1,411,500 CITI 9/15/2021 (387)
USD 1,049,277 SGD 1,411,500 JPMC 9/15/2021 (388)
USD 2,064,647 TWD 57,379,500 CITI
**
9/15/2021 (3,944)
USD 2,064,644 TWD 57,379,500 JPMC
**
9/15/2021 (3,948)
USD 563,047 ZAR 8,140,000 CITI 9/15/2021 (1,420)
USD 563,046 ZAR 8,140,000 JPMC 9/15/2021 (1,421)
ZAR 244,192,001 USD 17,342,640 CITI 9/15/2021 (409,190)
ZAR 244,191,999 USD 17,342,662 JPMC 9/15/2021 (409,212)
ILS 7,423,002 USD 2,288,321 CITI 9/17/2021 (9,344)
ILS 7,422,998 USD 2,288,322 JPMC 9/17/2021 (9,347)
USD 708,692 ILS 2,312,000 CITI 9/17/2021 (1,128)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 708,691 ILS 2,312,000 JPMC 9/17/2021 $ (1,129)
Total unrealized depreciation (7,349,454)
Net unrealized depreciation $ (2,933,624)
** Non-deliverable forward.
Collateral pledged to, or (received from), each counterparty at June 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 1,253,820 $ 1,253,820
CITI
Investment Companies 3,471,041 – 3,471,041
GSCO
Cash – 2,791,197 2,791,197
JPMC
Investment Companies 3,923,297 – 3,923,297
JPMS
Cash – 871,733 871,733
MSCL
Cash – 1,349,590 1,349,590
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Investment Companies $ 1,547 $ – $ 1,547
GSCO
Cash – 701,421 701,421
GSIN
U.S. Treasury Bills 398,920 – 398,920
JPPC
Cash – 115,524 115,524
MACQ
U.S. Treasury Bills 9,999 – 9,999
MSCL
Cash – 553,250 553,250
U.S. Treasury Bills – 1,379,862 1,379,862
SOCG
Cash 20,014 – 20,014

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 126.0%
COMMON STOCKS - 54.1%
Australia - 1.5%
Aurizon Holdings Ltd. (2) 71,358 198,757
BHP Group Ltd. (2)(a) 2,222 80,837
BHP Group plc (2)(a) 2,540 75,161
BlueScope Steel Ltd. (2) 14,232 233,856
carsales.com Ltd. (2) 603 8,930
Fortescue Metals Group Ltd. (2)(a) 18,474 322,722
Harvey Norman Holdings Ltd. (2) 25,067 103,101
JB Hi-Fi Ltd. (2) 5,465 207,114
Mineral Resources Ltd. (2) 1,313 52,738
Newcrest Mining Ltd. (2) 5,381 102,044
Rio Tinto plc (2)(a) 3,487 287,983
Sonic Healthcare Ltd. (2) 442 12,736
South32 Ltd. (2) 57,143 125,314
Suncorp Group Ltd. (2) 2,939 24,468
WiseTech Global Ltd. (2) 1,778 42,488
Worley Ltd. (2) 13,108 117,287
1,995,536
—
Austria - 0.0% (b)
Mondi plc (2) 301 7,925
Belgium - 0.2%
Etablissements Franz Colruyt NV
(2) 858 47,979
Proximus SADP (2) 6,952 134,376
Telenet Group Holding NV (2) 1,291 48,633
230,988
—
Brazil - 0.2%
Yara International ASA (2) 5,880 309,843
Canada - 2.4%
Agnico Eagle Mines Ltd. 1,080 65,309
Atco Ltd., Class I 390 13,831
Bank of Nova Scotia (The) (a) 239 15,544
Barrick Gold Corp. 9,020 186,571
CAE, Inc. * 475 14,630
Canadian National Railway Co. (a) 665 70,164
Canadian Tire Corp. Ltd., Class A 2,093 331,206
Cenovus Energy, Inc. 1,425 13,634
CGI, Inc. * 1,772 160,661
CI Financial Corp. 3,604 66,143
Enbridge, Inc. (a) 643 25,744
Fairfax Financial Holdings Ltd. 24 10,525
Imperial Oil Ltd. 2,611 79,577
Kinross Gold Corp. 55,025 348,900
Magna International, Inc. 182 16,851
Manulife Financial Corp. 17,290 340,332
Nutrien Ltd. (a) 186 11,270
Onex Corp. 5,862 425,651
Open Text Corp. 1,389 70,537
Ritchie Bros Auctioneers, Inc. (a) 2,090 123,906
Shaw Communications, Inc., Class
B 964 27,926
Shopify, Inc., Class A *(a) 72 105,297
Suncor Energy, Inc. (a) 5,533 132,522
TC Energy Corp. (a) 2,429 120,196
Teck Resources Ltd., Class B 3,097 71,329
INVESTMENTS SHARES VALUE ($)
Canada - 2.4% (continued)
Thomson Reuters Corp. (a) 602 59,797
Toromont Industries Ltd. 793 69,090
Toronto-Dominion Bank (The) (a) 230 16,118
WSP Global, Inc. 116 13,541
Yamana Gold, Inc. 40,784 171,743
3,178,545
—
China - 0.1%
BOC Hong Kong Holdings Ltd. (2) 6,500 22,031
Chow Tai Fook Jewellery Group
Ltd. (2) 5,000 11,424
NXP Semiconductors NV 564 116,026
149,481
—
Denmark - 0.4%
AP Moller - Maersk A/S, Class B
(2)(a) 101 290,770
Genmab A/S (2)* 24 9,834
Pandora A/S (2) 2,064 278,462
579,066
—
Finland - 0.3%
Huhtamaki OYJ (2) 1,629 77,267
Kone OYJ, Class B (2)(a) 128 10,447
Nokian Renkaat OYJ (2) 2,943 118,890
Orion OYJ, Class B (2) 2,361 101,510
UPM-Kymmene OYJ (2) 565 21,390
Valmet OYJ (2) 2,069 90,352
Wartsila OYJ Abp (2) 3,572 53,070
472,926
—
France - 1.6%
Atos SE (2) 3,477 211,723
BNP Paribas SA (2) 836 52,467
Bouygues SA (2) 1,573 58,264
Carrefour SA (2) 12,822 252,330
Cie de Saint-Gobain (2)(a) 3,460 228,346
Cie Generale des Etablissements
Michelin SCA (2) 840 134,060
CNP Assurances (2) 3,184 54,266
Eiffage SA (2) 152 15,482
Electricite de France SA (2) 2,728 37,281
Eutelsat Communications SA (2) 8,091 94,653
Ipsen SA (2) 1,024 106,555
La Francaise des Jeux SAEM (2)
(a)(c) 767 45,113
Orange SA (2) 11,455 130,733
Publicis Groupe SA (2) 1,899 121,527
Rexel SA (2)* 8,127 170,164
Rubis SCA (2) 2,075 92,328
Sanofi (2)(a) 836 87,832
SEB SA (2) 686 124,100
Societe BIC SA (2) 1,635 113,711
Sodexo SA (2)*(a) 322 30,094
2,161,029
—
Germany - 1.4%
Aurubis AG (2) 3,234 300,170
Bayerische Motoren Werke AG (2) 2,881 305,430
Brenntag SE (2) 1,063 98,936

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 1.4% (continued)
Covestro AG (2)(c) 379 24,506
Daimler AG (Registered) (2) 1,652 147,620
Deutsche Post AG (Registered) (2)
(a) 2,367 161,204
Fresenius Medical Care AG & Co.
KGaA (2) 952 79,108
GEA Group AG (2) 1,640 66,453
HeidelbergCement AG (2) 860 73,837
HelloFresh SE (2)* 801 77,865
HOCHTIEF AG (2) 430 33,072
Knorr-Bremse AG (2) 135 15,533
LANXESS AG (2) 337 23,128
METRO AG (2) 8,552 105,918
ProSiebenSat.1 Media SE (2) 2,989 59,599
Rheinmetall AG (2) 609 60,177
SAP SE (2)(a) 523 73,460
Telefonica Deutschland Holding
AG (2) 5,384 14,212
Uniper SE (2) 1,819 67,018
Volkswagen AG (Preference) (2) 492 123,360
1,910,606
—
Hong Kong - 0.3%
CK Asset Holdings Ltd. (2) 1,915 13,181
CLP Holdings Ltd. (2) 2,500 24,707
Hong Kong Exchanges & Clearing
Ltd. (2)(a) 800 47,624
Swire Pacific Ltd., Class A (2) 10,500 71,144
WH Group Ltd. (2)(c) 274,000 245,943
402,599
—
Italy - 0.5%
Banca Generali SpA (2)* 406 17,345
Banco BPM SpA (2) 4,155 13,394
Buzzi Unicem SpA (2) 6,897 183,228
DiaSorin SpA (2) 135 25,544
Pirelli & C SpA (2)(c) 2,775 16,137
Poste Italiane SpA (2)(c) 687 9,093
Prysmian SpA (2) 445 15,969
Telecom Italia SpA (2) 279,373 139,007
UniCredit SpA (2) 7,244 85,644
Unipol Gruppo SpA (2) 36,987 201,697
707,058
—
Japan - 3.3%
Aisin Corp. (2) 600 25,726
Alfresa Holdings Corp. (2) 800 11,949
Alps Alpine Co. Ltd. (2) 2,800 29,633
Anritsu Corp. (2) 4,100 76,371
Brother Industries Ltd. (2) 3,500 69,907
COMSYS Holdings Corp. (2) 400 11,080
DeNA Co. Ltd. (2) 3,500 74,609
Disco Corp. (2) 300 91,215
Electric Power Development Co.
Ltd. (2) 400 5,723
ENEOS Holdings, Inc. (2) 12,100 50,709
Food & Life Cos. Ltd. (2)(a) 1,300 56,045
Fujitsu Ltd. (2) 400 74,840
Haseko Corp. (2) 2,200 30,160
Hirose Electric Co. Ltd. (2) 200 29,259
INVESTMENTS SHARES VALUE ($)
Japan - 3.3% (continued)
Hitachi Transport System Ltd. (2) 1,300 54,020
Honda Motor Co. Ltd. (2) 5,800 186,546
Hoya Corp. (2) 200 26,454
Iida Group Holdings Co. Ltd. (2) 2,500 64,305
JGC Holdings Corp. (2) 700 6,522
Kajima Corp. (2) 12,800 162,429
Kamigumi Co. Ltd. (2) 8,700 176,556
Kinden Corp. (2) 2,700 44,120
K's Holdings Corp. (2) 6,000 68,954
Mabuchi Motor Co. Ltd. (2) 2,200 83,169
Marubeni Corp. (2) 7,100 61,830
McDonald's Holdings Co. Japan
Ltd. (2)(a) 200 8,813
Mebuki Financial Group, Inc. (2) 71,400 150,975
Medipal Holdings Corp. (2) 300 5,736
Mitsubishi Gas Chemical Co., Inc.
(2) 3,100 65,689
Mitsubishi Materials Corp. (2) 600 11,996
Mitsui Chemicals, Inc. (2) 1,000 34,568
Mitsui OSK Lines Ltd. (2) 1,500 72,093
NEC Networks & System
Integration Corp. (2) 1,800 28,420
NGK Spark Plug Co. Ltd. (2) 4,500 66,900
Nintendo Co. Ltd. (2) 500 289,336
Nippo Corp. (2) 1,200 34,229
Nippon Telegraph & Telephone
Corp. (2) 2,000 52,290
Nippon Yusen KK (2)(a) 1,300 65,973
Nitto Denko Corp. (2) 600 44,682
Nomura Holdings, Inc. (2) 10,100 51,404
NS Solutions Corp. (2) 800 25,745
Obayashi Corp. (2) 25,900 206,494
Ono Pharmaceutical Co. Ltd. (2) 1,000 22,300
Panasonic Corp. (2) 1,000 11,515
Renesas Electronics Corp. (2)* 2,100 22,664
Resona Holdings, Inc. (2) 16,100 62,076
Rohm Co. Ltd. (2) 200 18,406
Rohto Pharmaceutical Co. Ltd. (2) 1,800 48,381
Sankyu, Inc. (2) 1,700 73,875
SCREEN Holdings Co. Ltd. (2) 1,700 167,070
Seino Holdings Co. Ltd. (2) 900 11,547
Sekisui House Ltd. (2) 600 12,321
Shimamura Co. Ltd. (2) 100 9,594
Shimizu Corp. (2) 15,000 115,275
Sojitz Corp. (2) 54,400 164,552
Sony Group Corp. (2)(a) 1,400 135,754
Subaru Corp. (2) 7,900 156,574
Sumitomo Rubber Industries Ltd.
(2) 1,900 26,268
Suzuken Co. Ltd. (2) 700 20,519
Taiheiyo Cement Corp. (2) 6,200 136,286
Taisei Corp. (2) 4,900 160,819
Teijin Ltd. (2) 1,000 15,267
Tosoh Corp. (2) 500 8,621
Toyota Boshoku Corp. (2) 2,500 51,891
Yamada Holdings Co. Ltd. (2) 7,100 32,831
Yamato Holdings Co. Ltd. (2)(a) 1,900 53,987

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 3.3% (continued)
Yokohama Rubber Co. Ltd. (The)
(2) 4,400 94,503
4,420,370
—
Luxembourg - 0.0% (b)
SES SA, Class A, FDR (2) 5,436 41,571
Netherlands - 1.0%
Adyen NV (2)*(c) 18 44,142
ASML Holding NV (2) 466 321,688
ASR Nederland NV (2) 1,207 46,737
ING Groep NV (2) 5,135 68,164
Koninklijke Ahold Delhaize NV (2) 17,232 513,160
NN Group NV (2) 1,712 80,874
Randstad NV (2)(a) 128 9,813
Royal Dutch Shell plc, Class A (2)
(a) 1,412 28,308
Royal Dutch Shell plc, Class B (2)
(a) 2,989 58,025
Signify NV (2)(c) 3,400 215,825
1,386,736
—
Norway - 0.0% (b)
Orkla ASA (2) 635 6,471
Russia - 0.2%
Evraz plc (2) 32,271 264,759
Singapore - 0.0% (b)
City Developments Ltd. (2) 3,000 16,292
Genting Singapore Ltd. (2) 14,700 9,156
25,448
—
South Africa - 0.0% (b)
Anglo American plc (2) 529 21,051
Spain - 0.5%
Acerinox SA (2) 807 9,772
Banco Bilbao Vizcaya Argentaria
SA (2) 22,455 139,288
Enagas SA (2) 6,935 160,287
Endesa SA (2) 4,121 100,041
Fluidra SA (2) 721 28,597
Mapfre SA (2) 55,046 116,450
Repsol SA (2) 9,388 117,938
672,373
—
Sweden - 1.1%
Autoliv, Inc. 1,437 140,481
Boliden AB (2)* 811 31,207
Electrolux AB, Series B (2) 12,037 333,569
Getinge AB, Class B (2) 10,277 387,675
Husqvarna AB, Class B (2) 12,288 163,310
Saab AB, Class B (2) 684 18,159
Securitas AB, Class B (2)(a) 1,783 28,166
Skanska AB, Class B (2) 652 17,310
Svenska Handelsbanken AB, Class
A (2) 11,364 128,276
Swedbank AB, Class A (2) 3,239 60,300
Swedish Orphan Biovitrum AB (2)* 6,409 116,863
Telefonaktiebolaget LM Ericsson,
Class B (2) 1,636 20,571
INVESTMENTS SHARES VALUE ($)
Sweden - 1.1% (continued)
Trelleborg AB, Class B (2) 762 17,711
1,463,598
—
Switzerland - 1.1%
Adecco Group AG (Registered) (2)
(a) 1,480 100,702
BKW AG (2) 446 46,453
Credit Suisse Group AG
(Registered) (2)(a) 2,246 23,511
DKSH Holding AG (2) 839 64,274
dormakaba Holding AG (2) 20 13,641
Galenica AG (2)(c) 1,397 98,627
Holcim Ltd. (2)* 5,682 341,533
Logitech International SA
(Registered) (2) 546 66,308
Novartis AG (Registered) (2)(a) 1,134 103,451
OC Oerlikon Corp. AG (Registered)
(2) 1,201 13,338
Roche Holding AG (2)(a) 872 328,602
STMicroelectronics NV (2) 843 30,657
Swatch Group AG (The) (2) 154 52,886
Swiss Life Holding AG (Registered)
(2) 108 52,537
UBS Group AG (Registered) (2)(a) 10,543 161,490
1,498,010
—
United Kingdom - 3.0%
ASOS plc (2)* 1,572 108,033
Aviva plc (2) 88,150 494,871
BAE Systems plc (2) 17,206 124,331
Barclays plc (2) 42,649 101,209
boohoo Group plc (2)* 3,831 16,448
BP plc (2)(a) 27,322 119,818
Bunzl plc (2) 2,009 66,460
CK Hutchison Holdings Ltd. (2)(a) 59,000 459,304
DCC plc (2) 2,233 182,916
Dialog Semiconductor plc (2)* 786 61,133
Dunelm Group plc (2) 2,007 39,479
Entain plc (2)*(a) 8,055 194,638
GlaxoSmithKline plc (2)(a) 1,813 35,642
IMI plc (2) 973 23,150
Inchcape plc (2) 12,432 132,308
JD Sports Fashion plc (2) 3,445 43,840
Kingfisher plc (2) 59,342 299,505
M&G plc (2) 77,751 246,308
Man Group plc (2) 30,187 75,089
Marks & Spencer Group plc (2)* 45,945 93,183
Moneysupermarket.com Group plc
(2) 18,349 65,141
Royal Mail plc (2)*(a) 54,979 439,603
Sage Group plc (The) (2) 15,194 143,921
Standard Chartered plc (2) 3,769 24,053
Standard Life Aberdeen plc (2) 9,167 34,390
Tate & Lyle plc (2) 27,463 280,889
Vodafone Group plc (2) 72,216 121,036
4,026,698
—

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 35.0%
3M Co. (a) 928 184,329
A O Smith Corp. 1,222 88,057
Abbott Laboratories (a) 2,370 274,754
AbbVie, Inc. (a) 1,188 133,816
Accenture plc, Class A (a) 546 160,955
ACI Worldwide, Inc. * 1,372 50,956
Activision Blizzard, Inc. 1,496 142,778
Adobe, Inc. *(a) 535 313,317
Adtalem Global Education, Inc. *(a) 1,611 57,416
Advanced Micro Devices, Inc. * 372 34,942
AECOM * 301 19,059
AES Corp. (The) 496 12,931
AGCO Corp. 1,572 204,957
Alaska Air Group, Inc. *(a) 1,044 62,964
Alexion Pharmaceuticals, Inc. * 126 23,147
Alleghany Corp. * 38 25,349
Allegion plc 371 51,680
Alliance Data Systems Corp. 67 6,981
Allison Transmission Holdings, Inc. 1,994 79,242
Allstate Corp. (The) (a) 2,413 314,752
Ally Financial, Inc. 928 46,252
Alphabet, Inc., Class A *(a) 229 559,169
Alphabet, Inc., Class C *(a) 289 724,325
Altria Group, Inc. (a) 1,015 48,395
Amazon.com, Inc. *(a) 483 1,661,596
Amdocs Ltd. 2,111 163,307
Amedisys, Inc. * 58 14,206
American Financial Group, Inc. 112 13,969
American Tower Corp., REIT 324 87,525
American Water Works Co., Inc. (a) 121 18,650
AmerisourceBergen Corp. 1,631 186,733
Amkor Technology, Inc. 3,095 73,259
Amphenol Corp., Class A 540 36,941
Anaplan, Inc. * 268 14,284
Anthem, Inc. (a) 284 108,431
APA Corp. 637 13,778
Apple, Inc. (a) 18,662 2,555,947
Applied Materials, Inc. 1,902 270,845
Arch Capital Group Ltd. * 1,142 44,469
Arrow Electronics, Inc. * 2,120 241,320
Ashland Global Holdings, Inc. 121 10,588
Associated Banc-Corp. 12,934 264,888
AT&T, Inc. (a) 11,048 317,961
Autodesk, Inc. * 780 227,682
Automatic Data Processing, Inc. (a) 42 8,342
AutoNation, Inc. * 1,971 186,871
AutoZone, Inc. * 80 119,378
Avnet, Inc. 2,725 109,218
Axis Capital Holdings Ltd. 524 25,681
Axon Enterprise, Inc. * 228 40,310
Bank of America Corp. 4,578 188,751
Bank of New York Mellon Corp.
(The) (a) 4,978 255,023
Bausch Health Cos., Inc. * 657 19,282
Baxter International, Inc. 812 65,366
Becton Dickinson and Co. 442 107,490
Berkshire Hathaway, Inc., Class B
*(a) 1,355 376,582
Berry Global Group, Inc. * 1,188 77,481
Best Buy Co., Inc. 2,325 267,329
INVESTMENTS SHARES VALUE ($)
United States - 35.0% (continued)
Biogen, Inc. * 231 79,988
Bio-Rad Laboratories, Inc., Class
A * 16 10,309
BOK Financial Corp. 1,100 95,260
Booking Holdings, Inc. *(a) 34 74,395
Booz Allen Hamilton Holding Corp.
(a) 459 39,098
Boston Scientific Corp. * 3,003 128,408
Boyd Gaming Corp. *(a) 1,258 77,354
Bristol-Myers Squibb Co. (a) 3,015 201,462
Broadcom, Inc. (a) 503 239,851
Brunswick Corp. 1,612 160,587
Cabot Corp. 216 12,297
CACI International, Inc., Class A
*(a) 319 81,383
Cadence Design Systems, Inc. * 273 37,352
Capital One Financial Corp. 884 136,746
Cardinal Health, Inc. 4,365 249,198
Carrier Global Corp. (a) 1,516 73,678
Cathay General Bancorp 1,416 55,734
Cboe Global Markets, Inc. 385 45,834
CDW Corp. 345 60,254
Celanese Corp. 165 25,014
Change Healthcare, Inc. * 326 7,511
Cheniere Energy, Inc. * 177 15,353
Chevron Corp. (a) 1,458 152,711
Chubb Ltd. (a) 795 126,357
Cigna Corp. (a) 159 37,694
Cirrus Logic, Inc. * 1,392 118,487
Cisco Systems, Inc. 8,527 451,931
Citigroup, Inc. 2,652 187,629
Clean Harbors, Inc. *(a) 197 18,349
Coca-Cola Co. (The) (a) 4,057 219,524
Cognizant Technology Solutions
Corp., Class A 517 35,807
Columbia Sportswear Co. 113 11,115
Comcast Corp., Class A (a) 177 10,093
Comerica, Inc. 283 20,189
Commercial Metals Co. 544 16,712
CommVault Systems, Inc. * 411 32,128
Constellation Brands, Inc., Class A 363 84,902
Corteva, Inc. (a) 475 21,066
Costco Wholesale Corp. (a) 115 45,502
Cracker Barrel Old Country Store,
Inc. (a) 407 60,423
Crane Co. 75 6,928
Crocs, Inc. * 1,350 157,302
Crown Castle International Corp.,
REIT 311 60,676
Crown Holdings, Inc. 135 13,798
Cummins, Inc. (a) 435 106,057
Curtiss-Wright Corp. 449 53,323
CVS Health Corp. (a) 1,578 131,668
Danaher Corp. (a) 204 54,745
Darden Restaurants, Inc. (a) 801 116,938
Darling Ingredients, Inc. * 227 15,323
Deckers Outdoor Corp. * 632 242,732
Deere & Co. (a) 191 67,368
Dell Technologies, Inc., Class C * 1,456 145,120
Dick's Sporting Goods, Inc. 1,149 115,118

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 35.0% (continued)
Digital Realty Trust, Inc., REIT 191 28,738
Discover Financial Services 324 38,326
DocuSign, Inc. * 476 133,075
Dollar Tree, Inc. * 690 68,655
Dominion Energy, Inc. (a) 1,491 109,693
Donaldson Co., Inc. 1,945 123,566
Dover Corp. 131 19,729
Dow, Inc. (a) 915 57,901
Dropbox, Inc., Class A * 1,551 47,011
Duke Energy Corp. (a) 602 59,429
DuPont de Nemours, Inc. (a) 2,055 159,078
DXC Technology Co. * 1,497 58,293
Dycom Industries, Inc. * 1,499 111,720
Dynatrace, Inc. * 492 28,743
Eaton Corp. plc (a) 859 127,287
eBay, Inc. (a) 83 5,827
EchoStar Corp., Class A * 2,445 59,389
Edison International 850 49,147
Elastic NV * 1,119 163,105
Electronic Arts, Inc. 673 96,798
Eli Lilly & Co. 350 80,332
EMCOR Group, Inc. 294 36,218
Emergent BioSolutions, Inc. * 2,111 132,972
Emerson Electric Co. (a) 320 30,797
Entergy Corp. 310 30,907
Equinix, Inc., REIT 61 48,959
Everest Re Group Ltd. 128 32,257
Exxon Mobil Corp. (a) 4,878 307,704
Facebook, Inc., Class A * 3,686 1,281,658
Fair Isaac Corp. * 14 7,038
Federated Hermes, Inc., Class B 1,089 36,928
FedEx Corp. (a) 532 158,712
Fidelity National Financial, Inc. 3,998 173,753
Fidelity National Information
Services, Inc. (a) 283 40,093
FireEye, Inc. * 4,932 99,725
First American Financial Corp. 3,157 196,839
FMC Corp. 128 13,850
FNB Corp. 2,985 36,805
Foot Locker, Inc. 1,572 96,882
Ford Motor Co. * 20,181 299,890
Freeport-McMoRan, Inc. 890 33,028
Fulton Financial Corp. 7,043 111,139
Gap, Inc. (The) 3,595 120,972
Garmin Ltd. 146 21,117
Gartner, Inc. * 47 11,383
Generac Holdings, Inc. * 421 174,778
General Dynamics Corp. (a) 34 6,401
General Electric Co. (a) 11,261 151,573
General Motors Co. *(a) 4,996 295,613
Gentex Corp. 1,336 44,208
Genuine Parts Co. 1,147 145,061
Global Payments, Inc. 581 108,961
Goldman Sachs Group, Inc. (The)
(a) 637 241,761
Goodyear Tire & Rubber Co. (The)
* 1,884 32,311
GrafTech International Ltd. 24,983 290,302
Graham Holdings Co., Class B (a) 121 76,702
Graphic Packaging Holding Co. 736 13,351
INVESTMENTS SHARES VALUE ($)
United States - 35.0% (continued)
Greif, Inc., Class A 565 34,211
H&R Block, Inc. (a) 4,846 113,784
Halliburton Co. 2,445 56,528
Hartford Financial Services Group,
Inc. (The) 500 30,985
Healthcare Services Group, Inc. 2,982 94,142
Henry Schein, Inc. * 129 9,571
Hill-Rom Holdings, Inc. 1,262 143,351
Hologic, Inc. * 3,222 214,972
Home Depot, Inc. (The) (a) 695 221,629
Howmet Aerospace, Inc. * 324 11,168
HP, Inc. 4,847 146,331
Hubbell, Inc. (d) 191 35,686
HubSpot, Inc. * 21 12,237
Huntington Ingalls Industries, Inc. 429 90,412
Huntsman Corp. 2,206 58,503
ICU Medical, Inc. * 87 17,905
Intel Corp. (a) 11,052 620,458
Intercontinental Exchange, Inc. (a) 464 55,077
International Business Machines
Corp. (a) 1,580 231,612
Intuit, Inc. (a) 379 185,774
IQVIA Holdings, Inc. * 322 78,027
Jabil, Inc. 2,371 137,803
Jack in the Box, Inc. (a) 197 21,954
Janus Henderson Group plc 2,765 107,310
Jefferies Financial Group, Inc. 1,172 40,082
JetBlue Airways Corp. * 574 9,632
Johnson & Johnson (a) 2,572 423,711
Johnson Controls International plc
(a) 2,071 142,133
JPMorgan Chase & Co. (a) 2,717 422,602
Kemper Corp. 448 33,107
Kinder Morgan, Inc. (a) 2,691 49,057
KLA Corp. 698 226,299
Knight-Swift Transportation
Holdings, Inc. (a) 4,047 183,977
Kohl's Corp. 3,866 213,055
L Brands, Inc. 2,637 190,022
L3Harris Technologies, Inc. (a) 313 67,655
Laboratory Corp. of America
Holdings * 140 38,619
Lam Research Corp. 142 92,399
Las Vegas Sands Corp. *(a) 424 22,341
Lennar Corp., Class A 1,458 144,852
LiveRamp Holdings, Inc. * 727 34,060
Lockheed Martin Corp. (a) 957 362,081
Lowe's Cos., Inc. (a) 1,546 299,878
Lululemon Athletica, Inc. * 69 25,183
M&T Bank Corp. 141 20,489
ManpowerGroup, Inc. 1,090 129,612
Markel Corp. * 177 210,048
Marvell Technology, Inc. 413 24,090
Masco Corp. 326 19,205
Mastercard, Inc., Class A (a) 269 98,209
Maxim Integrated Products, Inc. * 180 18,965
Maximus, Inc. 892 78,469
McDonald's Corp. (a) 703 162,386
McKesson Corp. 1,086 207,687
Medtronic plc (a) 1,490 184,954

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 35.0% (continued)
Merck & Co., Inc. (a) 4,551 353,931
Mercury Systems, Inc. * 170 11,268
MGM Resorts International (a) 644 27,467
Microchip Technology, Inc. 406 60,794
Micron Technology, Inc. * 1,736 147,525
Microsoft Corp. (a) 6,861 1,858,644
Minerals Technologies, Inc. 148 11,643
Moderna, Inc. * 1,036 243,439
Mohawk Industries, Inc. * 582 111,855
Mondelez International, Inc., Class
A (a) 746 46,580
Monolithic Power Systems, Inc. 117 43,694
Morgan Stanley (a) 1,150 105,444
Mosaic Co. (The) 2,930 93,496
Motorola Solutions, Inc. 72 15,613
MSC Industrial Direct Co., Inc.,
Class A 98 8,794
Murphy USA, Inc. 803 107,096
Navient Corp. 3,013 58,241
Netflix, Inc. *(a) 416 219,735
Newell Brands, Inc. 2,429 66,725
NewMarket Corp. 319 102,712
Nexstar Media Group, Inc., Class A 143 21,147
NextEra Energy, Inc. (a) 400 29,312
NIKE, Inc., Class B (a) 810 125,137
Nordson Corp. 454 99,658
Northrop Grumman Corp. (a) 333 121,022
NortonLifeLock, Inc. 620 16,876
Nu Skin Enterprises, Inc., Class A 1,554 88,034
nVent Electric plc 1,971 61,574
NVIDIA Corp. 382 305,638
NVR, Inc. * 16 79,573
OGE Energy Corp. 449 15,109
Old Republic International Corp. 935 23,291
Olin Corp. 1,030 47,648
Omnicom Group, Inc. 1,876 150,061
ON Semiconductor Corp. * 1,475 56,463
OneMain Holdings, Inc. 1,203 72,072
Oracle Corp. (a) 3,996 311,049
O'Reilly Automotive, Inc. *(a) 85 48,128
Organon & Co. * 491 14,858
Oshkosh Corp. 1,373 171,131
Owens Corning 1,122 109,844
PACCAR, Inc. (a) 495 44,179
PacWest Bancorp 520 21,403
Papa John's International, Inc. (a) 178 18,590
PayPal Holdings, Inc. *(a) 1,079 314,507
Penn National Gaming, Inc. *(a) 144 11,015
Penske Automotive Group, Inc. 1,389 104,856
People's United Financial, Inc. 2,475 42,422
PepsiCo, Inc. (a) 823 121,944
PerkinElmer, Inc. 271 41,845
Pfizer, Inc. (a) 4,132 161,809
Philip Morris International, Inc. (a) 832 82,460
Pinterest, Inc., Class A * 324 25,580
Polaris, Inc. 835 114,362
Popular, Inc. 2,924 219,446
Procter & Gamble Co. (The) 2,128 287,131
Prologis, Inc., REIT 514 61,438
Prosperity Bancshares, Inc. 2,055 147,549
INVESTMENTS SHARES VALUE ($)
United States - 35.0% (continued)
Prudential Financial, Inc. 143 14,653
Public Storage, REIT 111 33,377
PulteGroup, Inc. 5,016 273,723
Qorvo, Inc. * 455 89,021
QUALCOMM, Inc. (a) 1,406 200,960
Quidel Corp. * 62 7,943
Qurate Retail, Inc., Series A 3,721 48,708
Regal Beloit Corp. 563 75,166
Reliance Steel & Aluminum Co. 532 80,279
Republic Services, Inc. (a) 182 20,022
Roku, Inc. * 413 189,670
Ross Stores, Inc. (a) 723 89,652
Ryder System, Inc. 1,272 94,548
salesforce.com, Inc. *(a) 551 134,593
Sanderson Farms, Inc. 67 12,594
Santander Consumer USA
Holdings, Inc. 1,627 59,093
Schlumberger NV (a) 536 17,157
Schneider National, Inc., Class B
(d) 8,520 185,480
Science Applications International
Corp. (a) 566 49,655
SEI Investments Co. 192 11,898
Sensata Technologies Holding plc * 1,773 102,781
Sensient Technologies Corp. 428 37,048
ServiceNow, Inc. *(a) 273 150,027
Silgan Holdings, Inc. 3,240 134,460
Simon Property Group, Inc., REIT 376 49,060
Simpson Manufacturing Co., Inc. 291 32,138
Skyworks Solutions, Inc. 535 102,586
SLM Corp. 5,803 121,515
Snap, Inc., Class A * 995 67,799
Snap-on, Inc. 216 48,261
SS&C Technologies Holdings, Inc. 3,263 235,132
Starbucks Corp. (a) 266 29,741
Stellantis NV (2) 9,187 180,739
Synchrony Financial 200 9,704
SYNNEX Corp. 1,409 171,560
Synopsys, Inc. * 276 76,118
Tapestry, Inc. * 1,573 68,394
Target Corp. (a) 1,371 331,426
Taylor Morrison Home Corp. * 4,060 107,265
TEGNA, Inc. 4,281 80,312
Tempur Sealy International, Inc. 247 9,680
Tenet Healthcare Corp. * 342 22,911
Terex Corp. 2,086 99,335
Tesla, Inc. * 754 512,493
Texas Instruments, Inc. (a) 1,186 228,068
Texas Roadhouse, Inc. (a) 206 19,817
Thermo Fisher Scientific, Inc. (a) 685 345,562
TJX Cos., Inc. (The) (a) 2,555 172,258
Toll Brothers, Inc. 1,284 74,228
Toro Co. (The) 184 20,218
TransUnion (a) 322 35,359
Tri Pointe Homes, Inc. * 9,620 206,157
Twitter, Inc. * 2,544 175,053
Tyson Foods, Inc., Class A 4,395 324,175
UMB Financial Corp. 1,948 181,281
Umpqua Holdings Corp. 7,020 129,519

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 35.0% (continued)
United Parcel Service, Inc., Class
B (a) 291 60,519
United Rentals, Inc. * 134 42,747
United Therapeutics Corp. * 76 13,635
Univar Solutions, Inc. * 1,451 35,375
Unum Group 2,157 61,259
US Bancorp 3,801 216,543
VeriSign, Inc. * 603 137,297
Verizon Communications, Inc. (a) 773 43,311
Vertex Pharmaceuticals, Inc. * 1,404 283,089
Vimeo, Inc. * 191 9,359
Virgin Galactic Holdings, Inc. * 927 42,642
Virtu Financial, Inc., Class A 5,877 162,382
Vishay Intertechnology, Inc. 4,803 108,308
Vistra Corp. 637 11,816
W R Grace & Co. 511 35,320
Walgreens Boots Alliance, Inc. 798 41,983
Walmart, Inc. (a) 4,939 696,497
Walt Disney Co. (The) *(a) 32 5,625
Waters Corp. * 101 34,907
Wells Fargo & Co. 4,996 226,269
Wendy's Co. (The) (a) 5,635 131,972
Werner Enterprises, Inc. 3,414 151,991
Western Digital Corp. * 313 22,276
Western Union Co. (The) 1,692 38,865
Westrock Co. 966 51,411
White Mountains Insurance Group
Ltd. 15 17,220
World Fuel Services Corp. 2,408 76,406
Worthington Industries, Inc. 491 30,039
WW Grainger, Inc. 49 21,462
Xerox Holdings Corp. 4,720 110,873
Xilinx, Inc. 243 35,148
Yelp, Inc. * 2,154 86,074
Zebra Technologies Corp., Class
A * 69 36,535
Zions Bancorp NA 1,040 54,974
Zoom Video Communications, Inc.,
Class A *(a) 88 34,059
47,140,983
—
Zambia - 0.0% (b)
First Quantum Minerals Ltd. 732 16,871
TOTAL COMMON STOCKS
(Cost $58,021,634) 73,090,541
PREFERRED STOCKS - 0.0% (b)
United States - 0.0% (b)
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $16,834) 302 32,692
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 10.0%
Federal Republic of Germany
0.50%, 4/15/2030 (2)(e)(f)(g) EUR 2,498,000 3,843,909
French Republic
0.10%, 3/1/2026 (2)(e)(f)(g) 300,000 392,635
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 10.0% (continued)
1.85%, 7/25/2027 (2)(e)(f)(g) EUR 1,200,000 1,986,906
0.10%, 3/1/2028 (2)(e)(f)(g) 800,000 1,105,320
0.10%, 3/1/2029 (2)(e)(f)(g) 700,000 960,413
0.70%, 7/25/2030 (2)(e)(f)(g) 1,400,000 2,141,146
0.10%, 7/25/2031 (2)(e)(f)(g) 200,000 278,357
United Kingdom Gilt Inflation Linked
0.13%, 3/22/2026 (2)(e)(f)(g) GBP 100,000 186,440
0.13%, 8/10/2028 (2)(e)(f)(g) 300,000 551,933
0.13%, 3/22/2029 (2)(e)(f)(g) 300,000 656,078
0.13%, 8/10/2031 (2)(e)(f)(g) 100,000 187,498
1.25%, 11/22/2032 (2)(e)(f)(g) 400,000 1,159,021
Cost: $13,221,139 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $13,221,139) 13,449,656
U.S. TREASURY OBLIGATIONS - 17.6%
U.S. Treasury Inflation Linked Notes
0.88%, 1/15/2029 (2) $ 3,120,000 3,819,783
0.25%, 7/15/2029 (2) 3,800,000 4,415,506
0.13%, 1/15/2030 (2) 4,200,000 4,787,702
0.13%, 7/15/2030 (2) 4,600,000 5,289,224
0.13%, 1/15/2031 (2)(e) 4,900,000 5,535,579
Cost: $23,161,568 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $23,161,568) 23,847,794
SHORT-TERM INVESTMENTS - 44.3%
REPURCHASE AGREEMENTS - 3.8%
BNPP, (0.67)%, dated
6/30/2021, due 7/21/2021,
repurchase price EUR
117,205, collateralized by
French Republic, 0.10%, due
3/1/2028 (2) EUR 117,251 139,030
BNPP, (0.75)%, dated
6/18/2021, due 7/21/2021,
repurchase price EUR
116,788, collateralized by
French Republic, 0.10%, due
3/1/2028 (2) 116,868 138,576
BNPP, (0.75)%, dated
6/18/2021, due 7/21/2021,
repurchase price EUR
129,614, collateralized by
French Republic, 0.70%, due
7/25/2030 (2) 129,703 153,795
BNPP, (0.78)%, dated
6/21/2021, due 7/21/2021,
repurchase price EUR
128,300, collateralized by
French Republic, 0.70%, due
7/25/2030 (2) 128,383 152,230
BNPP, (0.72)%, dated
6/17/2021, due 7/21/2021,
repurchase price EUR
116,931, collateralized by
French Republic, 0.10%, due
3/1/2028 (2) 117,011 138,746

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
REPURCHASE AGREEMENTS - 3.8% (continued)
BNPP, (0.72)%, dated
6/17/2021, due 7/21/2021,
repurchase price EUR
142,056, collateralized by
French Republic, 1.85%, due
7/25/2027 (2) EUR 142,153 168,558
BNPP, (0.75)%, dated
6/18/2021, due 7/21/2021,
repurchase price EUR
141,830, collateralized by
French Republic, 1.85%, due
7/25/2027 (2) 141,928 168,291
BNPP, (0.78)%, dated
6/22/2021, due 7/21/2021,
repurchase price EUR
141,606, collateralized by
French Republic, 1.85%, due
7/25/2027 (2) 141,695 168,015
BNPP, (0.78)%, dated
6/23/2021, due 7/21/2021,
repurchase price EUR
128,883, collateralized by
French Republic, 0.70%, due
7/25/2030 (2) 128,961 152,916
BNPP, (0.72)%, dated
6/17/2021, due 7/21/2021,
repurchase price EUR
129,843, collateralized by
French Republic, 0.70%, due
7/25/2030 (2) 129,931 154,066
BNPP, (0.78)%, dated
6/23/2021, due 7/21/2021,
repurchase price EUR
116,610, collateralized by
French Republic, 0.10%, due
7/25/2031 (2) 116,681 138,355
BNPP, (0.78)%, dated
6/23/2021, due 7/21/2021,
repurchase price EUR
115,129, collateralized by
French Republic, 0.10%, due
3/1/2029 (2) 115,199 136,597
BNPP, (0.75)%, dated
6/28/2021, due 7/21/2021,
repurchase price EUR
141,917, collateralized by
French Republic, 1.85%, due
7/25/2027 (2) 141,985 168,359
BNPP, (0.67)%, dated
6/30/2021, due 7/21/2021,
repurchase price EUR
130,741, collateralized by
French Republic, 0.70%, due
7/25/2030 (2) 130,792 155,087
BNPP, (0.78)%, dated
6/22/2021, due 7/21/2021,
repurchase price EUR
116,757, collateralized by
French Republic, 0.10%, due
3/1/2028 (2) 116,830 138,531
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
REPURCHASE AGREEMENTS - 3.8% (continued)
BNPP, (0.75)%, dated
6/18/2021, due 7/21/2021,
repurchase price EUR
115,934, collateralized by
French Republic, 0.10%, due
3/1/2029 (2) EUR 116,014 137,564
BNY, (0.08)%, dated
6/17/2021, due 7/8/2021,
repurchase price $222,240,
collateralized by U.S.
Treasury Inflation Linked
Notes, 0.13%, due 1/15/2031
(2) $ 222,250 222,250
BNY, (0.08)%, dated
6/18/2021, due 7/8/2021,
repurchase price $111,245,
collateralized by U.S.
Treasury Inflation Linked
Notes, 0.13%, due 1/15/2031
(2) 111,250 111,250
BNY, (0.08)%, dated
6/21/2021, due 7/8/2021,
repurchase price $111,621,
collateralized by U.S.
Treasury Inflation Linked
Notes, 0.13%, due 1/15/2031
(2) 111,625 111,625
MPFS, 0.00%, dated
6/16/2021, due 7/21/2021,
repurchase price GBP
200,961, collateralized
by United Kingdom Gilt
Inflation Linked, 1.25%, due
11/22/2027 (2) GBP 200,961 277,989
MPFS, 0.00%, dated
6/18/2021, due 7/21/2021,
repurchase price GBP
208,191, collateralized
by United Kingdom Gilt
Inflation Linked, 1.25%, due
11/22/2032 (2) 208,191 287,990
MPFS, 0.00%, dated
6/21/2021, due 7/21/2021,
repurchase price GBP
207,972, collateralized
by United Kingdom Gilt
Inflation Linked, 1.25%, due
11/22/2032 (2) 207,972 287,688
MPFS, 0.00%, dated
6/22/2021, due 7/21/2021,
repurchase price GBP
156,935, collateralized by
United Kingdom Gilt Inflation
Linked, 0.13%, due 3/22/2029
(2) 156,935 217,088

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
REPURCHASE AGREEMENTS - 3.8% (continued)
MPFS, 0.00%, dated
6/23/2021, due 7/21/2021,
repurchase price GBP
131,916, collateralized by
United Kingdom Gilt Inflation
Linked, 0.13%, due 8/10/2028
(2) GBP 131,916 182,479
MPFS, 0.00%, dated
6/17/2021, due 7/21/2021,
repurchase price GBP
199,454, collateralized
by United Kingdom Gilt
Inflation Linked, 1.25%, due
11/22/2027 (2) 199,454 275,905
MPFS, 0.00%, dated
6/17/2021, due 7/21/2021,
repurchase price GBP
207,576, collateralized
by United Kingdom Gilt
Inflation Linked, 1.25%, due
11/22/2032 (2) 207,576 287,140
MPFS, 0.00%, dated
6/18/2021, due 7/21/2021,
repurchase price GBP
132,035, collateralized by
United Kingdom Gilt Inflation
Linked, 0.13%, due 8/10/2028
(2) 132,035 182,644
MPFS, 0.01%, dated
6/15/2021, due 7/21/2021,
repurchase price GBP
201,203, collateralized
by United Kingdom Gilt
Inflation Linked, 1.25%, due
11/22/2027 (2) 201,201 278,321
TOTAL REPURCHASE AGREEMENTS
(Cost $5,156,457) 5,131,085
SHARES
INVESTMENT COMPANIES - 21.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (h)(i) 1,124,995 1,124,995
Limited Purpose Cash Investment
Fund, 0.01% (h) 27,960,135 27,948,950
UBS Select Treasury Preferred
Fund, Class I, 0.01% (h) 25,370 25,370
TOTAL INVESTMENT COMPANIES
(Cost $29,099,871) 29,099,315
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 18.9%
U.S. Treasury Bills
0.06%, 9/9/2021 (2)(j) $ 1,438,000 1,437,870
0.06%, 9/16/2021 (2)(j) 1,541,000 1,540,860
0.04%, 9/30/2021 (2)(j)(k) 9,352,000 9,350,817
0.04%, 10/21/2021 (2)(j)(k) 2,582,000 2,581,639
0.03%, 10/28/2021 (2)(j) 428,000 427,926
0.03%, 11/12/2021 (2)(j) 3,100,000 3,099,388
0.03%, 11/18/2021 (2)(j) 1,972,000 1,971,617
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 18.9% (continued)
0.03%, 11/26/2021 (2)(j)(k) $ 451,000 450,902
0.04%, 12/9/2021 (2)(j) 3,428,000 3,427,195
0.04%, 12/16/2021 (2)(j) 1,028,000 1,027,753
0.06%, 12/30/2021 (2)(j) 298,000 297,917
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $25,614,757) 25,613,884
TOTAL SHORT-TERM INVESTMENTS
(Cost $59,871,085) 59,844,284
TOTAL LONG POSITIONS
(Cost $154,292,260) 170,264,967
SHARES
SHORT POSITIONS - (12.3)%
COMMON STOCKS - (12.3)%
Australia - (0.5)%
Afterpay Ltd. (2)* (487) (43,226)
Cochlear Ltd. (2) (281) (53,015)
Crown Resorts Ltd. (2)* (1,474) (13,157)
Domino's Pizza Enterprises Ltd. (2) (497) (44,943)
Evolution Mining Ltd. (2) (2,734) (9,237)
Northern Star Resources Ltd. (2) (20,272) (148,880)
Oil Search Ltd. (2) (58,923) (168,337)
OZ Minerals Ltd. (2) (1,124) (18,897)
Qantas Airways Ltd. (2)* (4,551) (15,887)
Seven Group Holdings Ltd. (2) (3,908) (59,613)
Sydney Airport (2)* (20,603) (89,397)
Transurban Group (2) (4,703) (50,158)
(714,747)
—
Austria - 0.0% (b)
ams AG (2)* (1,616) (32,464)
Belgium - (0.1)%
Elia Group SA/NV (2) (315) (33,250)
Galapagos NV (2)* (591) (40,863)
(74,113)
—
Brazil - (0.1)%
Wheaton Precious Metals Corp. (2,477) (109,183)
Canada - (1.0)%
Air Canada * (7,885) (162,204)
Algonquin Power & Utilities Corp. (2,133) (31,782)
Ballard Power Systems, Inc. * (10,244) (185,774)
Brookfield Asset Management
Reinsurance Partners Ltd., Class
A * (58) (3,043)
Brookfield Asset Management, Inc.,
Class A (8,349) (425,937)
Canopy Growth Corp. * (3,541) (85,640)
Franco-Nevada Corp. (381) (55,290)
Inter Pipeline Ltd. (5,935) (96,475)
Keyera Corp. (2,163) (58,123)
Lightspeed POS, Inc. * (164) (13,726)
Restaurant Brands International,
Inc. (3,601) (232,020)
SSR Mining, Inc. (486) (7,590)
(1,357,604)
—

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Colombia - 0.0% (b)
Millicom International Cellular SA,
SDR (2)* (974) (38,592)
Denmark - (0.2)%
Ambu A/S, Class B (2) (4,794) (184,463)
ISS A/S (2)* (2,593) (61,017)
Vestas Wind Systems A/S (2) (911) (35,595)
(281,075)
—
Faroe Islands - (0.1)%
Bakkafrost P/F (2) (980) (80,980)
France - (0.2)%
Adevinta ASA (2)* (934) (17,917)
Aeroports de Paris (2)* (121) (15,794)
Airbus SE (2)* (594) (76,539)
Natixis SA (2) (2,257) (10,723)
Remy Cointreau SA (2) (42) (8,674)
Safran SA (2) (696) (96,592)
(226,239)
—
Germany - (0.4)%
CTS Eventim AG & Co. KGaA (2)* (1,587) (99,134)
Deutsche Lufthansa AG
(Registered) (2)* (5,347) (60,130)
Evotec SE (2)* (3,950) (179,186)
Fraport AG Frankfurt Airport
Services Worldwide (2)* (267) (18,196)
HUGO BOSS AG (2) (348) (18,955)
MTU Aero Engines AG (2) (467) (115,790)
Rational AG (2) (64) (57,983)
thyssenkrupp AG (2)* (4,711) (49,205)
(598,579)
—
Italy - (0.1)%
Leonardo SpA (2)* (6,316) (51,105)
Mediobanca Banca di Credito
Finanziario SpA (2)* (7,196) (84,194)
Nexi SpA (2)*(c) (2,223) (48,851)
Salvatore Ferragamo SpA (2)* (703) (15,074)
(199,224)
—
Japan - (0.9)%
Aeon Co. Ltd. (2) (1,800) (48,321)
Asics Corp. (2) (2,000) (50,711)
Central Japan Railway Co. (2) (600) (91,170)
East Japan Railway Co. (2) (400) (28,526)
Isetan Mitsukoshi Holdings Ltd. (2) (2,400) (16,775)
Japan Airport Terminal Co. Ltd. (2) (1,100) (49,416)
Keikyu Corp. (2) (800) (9,799)
Keio Corp. (2) (1,000) (58,866)
Lasertec Corp. (2) (400) (77,370)
Mercari, Inc. (2)* (1,000) (52,863)
Mitsubishi Motors Corp. (2)* (3,400) (9,576)
Nippon Paint Holdings Co. Ltd. (2) (6,400) (86,580)
Odakyu Electric Railway Co. Ltd.
(2) (4,100) (103,704)
Park24 Co. Ltd. (2)* (1,100) (19,956)
Rakuten Group, Inc. (2) (8,400) (94,846)
Showa Denko KK (2) (2,600) (77,272)
Toho Gas Co. Ltd. (2) (600) (29,456)
INVESTMENTS SHARES VALUE ($)
Japan - (0.9)% (continued)
Tokyo Century Corp. (2) (600) (32,258)
West Japan Railway Co. (2) (4,100) (234,296)
(1,171,761)
—
Netherlands - (0.2)%
Argenx SE (2)* (441) (133,056)
OCI NV (2)* (2,860) (69,788)
(202,844)
—
Saudi Arabia - 0.0% (b)
Delivery Hero SE (2)*(c) (256) (33,824)
Spain - (0.2)%
Amadeus IT Group SA (2)* (4,672) (329,360)
Sweden - (0.3)%
EQT AB (2) (7,656) (278,110)
Sinch AB (2)*(c) (8,011) (134,803)
(412,913)
—
Switzerland - (0.3)%
Bachem Holding AG (Registered),
Class B (2) (21) (12,456)
Dufry AG (Registered) (2)* (4,857) (288,207)
Idorsia Ltd. (2)* (1,661) (45,708)
(346,371)
—
United Kingdom - (1.3)%
BT Group plc (2)* (19,886) (53,441)
Burberry Group plc (2)* (2,811) (80,392)
Centrica plc (2)* (46,960) (33,472)
Clarivate plc * (8,054) (221,727)
easyJet plc (2)* (5,902) (73,200)
Hiscox Ltd. (2)* (5,699) (65,643)
Informa plc (2)* (5,413) (37,619)
InterContinental Hotels Group plc
(2)* (722) (48,122)
Natwest Group plc (2) (21,778) (61,289)
Ocado Group plc (2)* (9,644) (267,215)
Prudential plc (2) (6,531) (124,257)
Rolls-Royce Holdings plc (2)* (288,196) (394,546)
St James's Place plc (2) (6,595) (134,846)
Tesco plc (2) (5,051) (15,603)
WH Smith plc (2)* (2,299) (51,226)
Wm Morrison Supermarkets plc (2) (17,685) (60,352)
(1,722,950)
—
United States - (6.4)%
10X Genomics, Inc., Class A * (376) (73,628)
Adaptive Biotechnologies Corp. * (684) (27,948)
Agios Pharmaceuticals, Inc. * (1,328) (73,186)
Alnylam Pharmaceuticals, Inc. * (493) (83,573)
American Airlines Group, Inc. * (4,061) (86,134)
Arrowhead Pharmaceuticals, Inc. * (293) (24,266)
Aspen Technology, Inc. * (710) (97,653)
Baker Hughes Co. (4,939) (112,955)
Beyond Meat, Inc. * (1,932) (304,270)
Bill.com Holdings, Inc. * (563) (103,130)
Bluebird Bio, Inc. * (2,403) (76,848)
Boeing Co. (The) * (50) (11,978)
BorgWarner, Inc. (672) (32,619)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (6.4)% (continued)
Bright Horizons Family Solutions,
Inc. * (893) (131,369)
Brink's Co. (The) (1,072) (82,372)
Burlington Stores, Inc. * (345) (111,087)
Caesars Entertainment, Inc. * (896) (92,960)
Carnival Corp. * (4,716) (124,314)
Carvana Co. * (345) (104,128)
CenterPoint Energy, Inc. (1,501) (36,805)
Ceridian HCM Holding, Inc. * (127) (12,182)
ChampionX Corp. * (2,262) (58,020)
Chegg, Inc. * (787) (65,408)
Chemours Co. (The) (902) (31,390)
Chewy, Inc., Class A * (1,898) (151,290)
Choice Hotels International, Inc. (497) (59,073)
Cinemark Holdings, Inc. * (4,522) (99,258)
Cleveland-Cliffs, Inc. * (1,854) (39,972)
Colfax Corp. * (530) (24,279)
Coupa Software, Inc. * (366) (95,932)
Cree, Inc. * (1,392) (136,319)
Datadog, Inc., Class A * (182) (18,943)
Discovery, Inc., Class A * (385) (11,812)
DraftKings, Inc., Class A * (2,921) (152,389)
Dun & Bradstreet Holdings, Inc. * (3,737) (79,860)
EQT Corp. * (1,534) (34,147)
Erie Indemnity Co., Class A (50) (9,668)
Everbridge, Inc. * (439) (59,739)
Exact Sciences Corp. * (868) (107,901)
Fastly, Inc., Class A * (3,445) (205,322)
Five9, Inc. * (132) (24,207)
Fluor Corp. * (7,095) (125,582)
Fox Factory Holding Corp. * (286) (44,519)
Global Blood Therapeutics, Inc. * (1,980) (69,340)
Grocery Outlet Holding Corp. * (5,656) (196,037)
HealthEquity, Inc. * (2,212) (178,022)
Hess Corp. (676) (59,028)
IAA, Inc. * (278) (15,162)
II-VI, Inc. * (2,239) (162,529)
Insulet Corp. * (57) (15,647)
Ionis Pharmaceuticals, Inc. * (2,949) (117,636)
Iovance Biotherapeutics, Inc. * (3,194) (83,108)
Kennametal, Inc. (1,223) (43,930)
Leggett & Platt, Inc. (548) (28,392)
LendingTree, Inc. * (279) (59,115)
Ligand Pharmaceuticals, Inc. * (222) (29,124)
Live Nation Entertainment, Inc. * (2,137) (187,180)
Lumen Technologies, Inc. (802) (10,899)
Lyft, Inc., Class A * (3,827) (231,457)
Medallia, Inc. * (5,406) (182,453)
Murphy Oil Corp. (4,503) (104,830)
Nektar Therapeutics * (7,148) (122,660)
New Relic, Inc. * (181) (12,122)
Nordstrom, Inc. * (2,977) (108,869)
Norwegian Cruise Line Holdings
Ltd. * (6,479) (190,547)
NOV, Inc. * (5,114) (78,346)
Novocure Ltd. * (443) (98,266)
Nuance Communications, Inc. * (436) (23,736)
Occidental Petroleum Corp. (883) (27,611)
Ollie's Bargain Outlet Holdings,
Inc. * (251) (21,117)
INVESTMENTS SHARES VALUE ($)
United States - (6.4)% (continued)
PagerDuty, Inc. * (3,311) (140,982)
Peloton Interactive, Inc., Class A * (386) (47,872)
Penumbra, Inc. * (338) (92,632)
PG&E Corp. * (2,642) (26,869)
Phillips 66 (646) (55,440)
Planet Fitness, Inc., Class A * (244) (18,361)
Plug Power, Inc. * (4,205) (143,769)
Progyny, Inc. * (553) (32,627)
Reata Pharmaceuticals, Inc., Class
A * (1,691) (239,327)
RH * (40) (27,160)
RingCentral, Inc., Class A * (379) (110,130)
Royal Caribbean Cruises Ltd. * (2,933) (250,126)
Sabre Corp. * (13,521) (168,742)
Sage Therapeutics, Inc. * (102) (5,795)
Sailpoint Technologies Holdings,
Inc. * (1,432) (73,132)
Signature Bank (198) (48,639)
Six Flags Entertainment Corp. * (1,272) (55,052)
SolarEdge Technologies, Inc. * (375) (103,639)
Splunk, Inc. * (217) (31,374)
Strategic Education, Inc. (808) (61,456)
Sunrun, Inc. * (2,088) (116,469)
Switch, Inc., Class A (1,251) (26,409)
Synaptics, Inc. * (280) (43,562)
Tenaris SA (2) (2,510) (27,460)
Thor Industries, Inc. (326) (36,838)
T-Mobile US, Inc. * (44) (6,373)
Trex Co., Inc. * (1,379) (140,948)
Trinity Industries, Inc. (2,764) (74,324)
TripAdvisor, Inc. * (2,614) (105,344)
Uber Technologies, Inc. * (1,186) (59,442)
Under Armour, Inc., Class A * (726) (15,355)
Urban Outfitters, Inc. * (1,684) (69,414)
Valero Energy Corp. (393) (30,685)
ViacomCBS, Inc., Class B (347) (15,684)
Viasat, Inc. * (598) (29,804)
Wayfair, Inc., Class A * (125) (39,464)
Western Alliance Bancorp (737) (68,430)
Woodward, Inc. (564) (69,304)
World Wrestling Entertainment,
Inc., Class A (274) (15,862)
WW International, Inc. * (2,394) (86,519)
Wynn Resorts Ltd. * (383) (46,841)
(8,753,253)
—
TOTAL COMMON STOCKS
(Proceeds $(15,760,864)) (16,686,076)
TOTAL SHORT POSITIONS
(Proceeds $(15,760,864)) (16,686,076)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 113.7%
(Cost $138,531,396) 153,578,891
LIABILITIES IN EXCESS OF OTHER
ASSETS - (13.7)% (l) (18,410,059)
NET ASSETS - 100.0% 135,168,832

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,865,835 3.6%
Consumer Discretionary 10,345,687 7.7
Consumer Staples 2,901,880 2.1
Energy 640,994 0.5
Financials 8,081,341 6.0
Foreign Government Securities 13,449,656 10.0
Health Care 4,185,252 3.1
Industrials 6,970,452 5.2
Information Technology 12,655,279 9.4
Materials 4,627,018 3.4
Real Estate 470,390 0.3
U.S. Treasury Obligations 23,847,794 17.6
Utilities 693,029 0.5
Short-Term Investments 59,844,284 44.3
Total Inves tments In Securities
At Value 153,578,891 113.7
Liabilities in Excess of Other
Assets (l) (18,410,059) (13.7)
Net Assets
$ 135,168,832 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $18,428,756. In addition,
$82,108 of cash collateral was pledged.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2021 amounted to $481,908, which represents approximately
0.36% of net assets of the fund.
(d) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $87,275.
(e) On June 30, 2021, securities valued at $18,985,235 were pledged as collateral for repurchase and reverse repurchase agreements outstanding.
(f) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2021, the value of these securities amounted to $13,449,656 or 9.95% of net assets.
(g) Inflation protected security.
(h) Represents 7-day effective yield as of June 30, 2021.
(i) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(j) The rate shown was the effective yield at the date of purchase.
(k) All or a portion of the security pledged as collateral for futures contracts.
(l) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
Reverse repurchase agreements at June 30, 2021:
Over the Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
BNPP 6/11/2021 (0.56)% 7/21/2021 EUR $ 2,890,878
BNPP 6/11/2021 (0.56)% 7/21/2021 EUR 2,659,206
BNPP 6/11/2021 (0.56)% 7/21/2021 EUR 1,644,200
BNPP 6/11/2021 (0.56)% 7/21/2021 EUR 1,222,556
BNPP 6/11/2021 (0.56)% 7/21/2021 EUR 412,685
BNPP 6/11/2021 (0.56)% 7/21/2021 EUR 390,587
BNY 6/7/2021 (0.01)% 7/8/2021 USD 4,834,500
BNY 6/9/2021 (0.01)% 7/8/2021 USD 440,000
BNY 6/10/2021 (0.01)% 7/8/2021 USD 219,750
BNY 6/16/2021 (0.01)% 7/8/2021 USD 110,500
BNY 6/8/2021 (0.01)% 7/8/2021 USD 109,750
BNY 6/7/2021 (0.01)% 7/8/2021 USD 109,750
JPMS 6/11/2021 (0.63)% 7/21/2021 EUR 3,829,528
MPFS 6/11/2021 0.13% 7/21/2021 GBP 185,806
MPFS 6/11/2021 0.13% 7/21/2021 GBP 186,317
MPFS 6/11/2021 0.13% 7/21/2021 GBP 828,685
MPFS 6/11/2021 0.13% 7/21/2021 GBP 868,574
MPFS 6/11/2021 0.13% 7/21/2021 GBP 913,993
MPFS 6/11/2021 0.13% 7/21/2021 GBP 2,019,803
$ 23,877,068
The weighted average daily balance of the reverse repurchase agreements during the period ended June 30, 2021 was $14,324,581 at a net weighted average interest rate of (0.386)%.
Total return swap contracts outstanding as of June 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/27/2021 USD 958,800 $ 43,692
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/12/2021 USD 42,450 1,250
Live Cattle August
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 08/06/2021 USD 49,090 2,062
Live Cattle August
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 08/06/2021 USD 490,900 20,161
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 10/01/2021 USD 102,520 479
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 11/26/2021 USD (38,170) 630

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/26/2021 USD (38,170) $ 1,270
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/26/2021 USD (38,170) 1,234
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/26/2021 USD 1,092,024 106,887
177,665
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 07/29/2021 HKD 4,294,500 (10,166)
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/29/2021 HKD 14,315,000 (27,783)
Live Cattle August
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 08/06/2021 USD (98,180) (619)
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/26/2021 USD 38,170 (1,310)
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/26/2021 USD 38,170 (1,318)
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 11/26/2021 USD 76,340 (2,652)
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 11/26/2021 USD 725,230 (30,970)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 09/17/2021 CHF 2,265,750 (2,998)
(77,816)
$ 99,849
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 15 7/2021 EUR $ 2,594,409 $ (13,451)
CAC 40 10 Euro Index 29 7/2021 EUR 2,236,858 (36,445)
LME Aluminum Base Metal 1 7/2021 USD 62,936 4,818
LME Aluminum Base Metal 1 7/2021 USD 62,888 6,308
LME Aluminum Base Metal 2 7/2021 USD 125,825 10,060
LME Aluminum Base Metal 2 7/2021 USD 125,800 11,655

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 7/2021 USD $ 234,024 $ 8,946
LME Copper Base Metal 1 7/2021 USD 233,990 12,862
LME Copper Base Metal 1 7/2021 USD 234,046 (14,957)
LME Copper Base Metal 1 7/2021 USD 234,094 (1,509)
LME Nickel Base Metal 1 7/2021 USD 109,265 9,717
LME Nickel Base Metal 1 7/2021 USD 109,251 11,763
NY Harbor ULSD 12 7/2021 USD 1,072,663 46,349
WTI Crude Oil 12 7/2021 USD 881,640 63,557
100 oz Gold 6 8/2021 USD 1,062,960 (49,630)
Brent Crude Oil 45 8/2021 USD 3,320,550 94,625
Lean Hogs 7 8/2021 USD 289,100 (26,631)
Live Cattle 4 8/2021 USD 196,360 8,178
LME Aluminum Base Metal 1 8/2021 USD 63,138 3,385
LME Aluminum Base Metal 1 8/2021 USD 63,020 1,267
LME Aluminum Base Metal 1 8/2021 USD 63,011 2,083
LME Aluminum Base Metal 2 8/2021 USD 126,108 (3,198)
LME Aluminum Base Metal 3 8/2021 USD 189,338 13,229
LME Copper Base Metal 1 8/2021 USD 234,236 (30,116)
LME Copper Base Metal 1 8/2021 USD 234,222 (27,405)
LME Copper Base Metal 1 8/2021 USD 234,225 (12,909)
LME Copper Base Metal 1 8/2021 USD 234,269 (22,484)
LME Nickel Base Metal 1 8/2021 USD 109,248 200
LME Nickel Base Metal 1 8/2021 USD 109,246 3,238
LME Nickel Base Metal 1 8/2021 USD 109,239 5,258
LME Nickel Base Metal 1 8/2021 USD 109,238 1,918
LME Nickel Base Metal 1 8/2021 USD 109,245 2,373
Low Sulphur Gasoil 6 8/2021 USD 358,950 15,281
Natural Gas 17 8/2021 USD 616,080 18,805
NY Harbor ULSD 10 8/2021 USD 894,894 (2,589)
RBOB Gasoline 9 8/2021 USD 840,445 20,988
WTI Crude Oil 1 8/2021 USD 72,770 (190)
Australia 10 Year Bond 110 9/2021 AUD 11,647,315 (20,212)
Canada 10 Year Bond 73 9/2021 CAD 8,569,668 109,161
Cocoa 8 9/2021 USD 191,120 (4,946)
Coffee 'C' 12 9/2021 USD 718,875 43,674
Corn 34 9/2021 USD 1,018,725 58,711
Euro-Bund 26 9/2021 EUR 5,321,480 33,875
Feeder Cattle 1 9/2021 USD 78,713 (732)
FTSE/MIB Index 11 9/2021 EUR 1,630,667 (38,563)
Japan 10 Year Bond 11 9/2021 JPY 15,019,488 15,510
KC HRW Wheat 5 9/2021 USD 164,750 813
LME Aluminum Base Metal 1 9/2021 USD 63,105 3,682
LME Aluminum Base Metal 1 9/2021 USD 63,109 2,926
LME Aluminum Base Metal 2 9/2021 USD 126,200 (172)
LME Aluminum Base Metal 2 9/2021 USD 126,175 3,655
LME Aluminum Base Metal 2 9/2021 USD 126,225 2,149
LME Aluminum Base Metal 2 9/2021 USD 126,225 2,605
LME Aluminum Base Metal 3 9/2021 USD 189,338 5,757
LME Aluminum Base Metal 4 9/2021 USD 252,425 5,868
LME Aluminum Base Metal 6 9/2021 USD 378,546 19,350
LME Aluminum Base Metal 49 9/2021 USD 3,092,513 190,554
LME Copper Base Metal 1 9/2021 USD 234,363 1,922
LME Copper Base Metal 1 9/2021 USD 234,338 935
LME Copper Base Metal 1 9/2021 USD 234,331 4,704
LME Copper Base Metal 1 9/2021 USD 234,344 (2,471)
LME Copper Base Metal 1 9/2021 USD 234,325 7,072

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 3 9/2021 USD $ 702,956 $ 3,923
LME Copper Base Metal 18 9/2021 USD 4,219,650 175,811
LME Lead Base Metal 1 9/2021 USD 56,840 643
LME Lead Base Metal 4 9/2021 USD 227,100 21,564
LME Nickel Base Metal 1 9/2021 USD 109,275 2,262
LME Nickel Base Metal 9 9/2021 USD 983,556 59,810
LME Zinc Base Metal 3 9/2021 USD 223,275 13,379
Long Gilt 13 9/2021 GBP 2,303,609 8,727
Low Sulphur Gasoil 7 9/2021 USD 419,825 (2,301)
S&P 500 E-Mini Index 12 9/2021 USD 2,573,160 26,385
S&P/TSX 60 Index 5 9/2021 CAD 970,232 5,815
Silver 8 9/2021 USD 1,047,760 (70,292)
SPI 200 Index 2 9/2021 AUD 270,844 (2,134)
Sugar No. 11 74 9/2021 USD 1,482,723 54,862
TOPIX Index 47 9/2021 JPY 8,220,082 (63,558)
U.S. Treasury 10 Year Note 664 9/2021 USD 87,979,999 467,825
U.S. Treasury 5 Year Note 314 9/2021 USD 38,756,922 (90,785)
Wheat 8 9/2021 USD 271,800 (9,170)
Soybean 16 11/2021 USD 1,119,200 33,658
Cotton No. 2 5 12/2021 USD 212,250 6,375
Soybean Oil 1 12/2021 USD 37,656 3,138
1,227,113
Short Contracts
IBEX 35 Index (34) 7/2021 EUR (3,543,047) 150,188
LME Aluminum Base Metal (1) 7/2021 USD (62,936) (4,888)
LME Aluminum Base Metal (1) 7/2021 USD (62,888) (6,440)
LME Aluminum Base Metal (2) 7/2021 USD (125,800) (11,556)
LME Aluminum Base Metal (2) 7/2021 USD (125,825) (10,206)
LME Copper Base Metal (1) 7/2021 USD (234,046) 14,622
LME Copper Base Metal (1) 7/2021 USD (234,094) 854
LME Copper Base Metal (1) 7/2021 USD (234,024) (8,796)
LME Copper Base Metal (1) 7/2021 USD (233,990) (13,618)
LME Nickel Base Metal (1) 7/2021 USD (109,251) (11,754)
LME Nickel Base Metal (1) 7/2021 USD (109,265) (9,760)
RBOB Gasoline (4) 7/2021 USD (376,622) (21,581)
LME Aluminum Base Metal (1) 8/2021 USD (63,020) (1,266)
LME Aluminum Base Metal (1) 8/2021 USD (63,138) (3,460)
LME Aluminum Base Metal (1) 8/2021 USD (63,011) (2,047)
LME Aluminum Base Metal (2) 8/2021 USD (126,108) 2,241
LME Aluminum Base Metal (3) 8/2021 USD (189,338) (13,578)
LME Copper Base Metal (1) 8/2021 USD (234,222) 28,123
LME Copper Base Metal (1) 8/2021 USD (234,269) 23,117
LME Copper Base Metal (1) 8/2021 USD (234,225) 12,822
LME Copper Base Metal (1) 8/2021 USD (234,236) 28,546
LME Nickel Base Metal (1) 8/2021 USD (109,239) (6,102)
LME Nickel Base Metal (1) 8/2021 USD (109,248) (501)
LME Nickel Base Metal (1) 8/2021 USD (109,246) (3,229)
LME Nickel Base Metal (1) 8/2021 USD (109,238) (881)
LME Nickel Base Metal (1) 8/2021 USD (109,245) (2,687)
EURO STOXX 50 Index (16) 9/2021 EUR (769,409) 14,842
Euro-Bobl (56) 9/2021 EUR (8,907,828) (9,092)
FTSE 100 Index (36) 9/2021 GBP (3,476,205) 51,057
LME Aluminum Base Metal (1) 9/2021 USD (63,105) (3,929)
LME Aluminum Base Metal (1) 9/2021 USD (63,109) (2,831)
LME Aluminum Base Metal (2) 9/2021 USD (126,200) (456)
LME Aluminum Base Metal (2) 9/2021 USD (126,225) (2,230)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (2) 9/2021 USD $ (126,225) $ (3,231)
LME Aluminum Base Metal (2) 9/2021 USD (126,175) (3,931)
LME Aluminum Base Metal (3) 9/2021 USD (189,338) (5,409)
LME Aluminum Base Metal (4) 9/2021 USD (252,425) (5,962)
LME Aluminum Base Metal (6) 9/2021 USD (378,546) (16,302)
LME Aluminum Base Metal (8) 9/2021 USD (504,900) (16,280)
LME Copper Base Metal (1) 9/2021 USD (234,344) 1,988
LME Copper Base Metal (1) 9/2021 USD (234,331) (3,710)
LME Copper Base Metal (1) 9/2021 USD (234,363) (1,580)
LME Copper Base Metal (1) 9/2021 USD (234,338) 194
LME Copper Base Metal (1) 9/2021 USD (234,325) (6,716)
LME Copper Base Metal (3) 9/2021 USD (702,956) (6,346)
LME Copper Base Metal (15) 9/2021 USD (3,516,375) 55,072
LME Lead Base Metal (1) 9/2021 USD (56,840) (767)
LME Nickel Base Metal (1) 9/2021 USD (109,284) (2,265)
LME Nickel Base Metal (1) 9/2021 USD (109,275) (1,578)
158,701
$ 1,385,814
Forward foreign currency contracts outstanding as of June 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 9,352,003 USD 1,754,076 CITI
**
9/15/2021 $ 108,463
BRL 9,351,997 USD 1,754,077 JPMC
**
9/15/2021 108,461
MXN 40,138,250 USD 1,988,606 CITI 9/15/2021 5,533
MXN 40,138,250 USD 1,988,609 JPMC 9/15/2021 5,529
RUB 52,240,001 USD 699,405 CITI
**
9/15/2021 6,551
RUB 52,239,999 USD 699,405 JPMC
**
9/15/2021 6,550
SEK 2,250,000 USD 261,436 CITI 9/15/2021 1,662
SEK 2,250,000 USD 261,436 JPMC 9/15/2021 1,662
USD 3,133,518 AUD 4,051,000 CITI 9/15/2021 94,478
USD 3,133,514 AUD 4,051,000 JPMC 9/15/2021 94,474
USD 2,433,043 CAD 2,967,501 CITI 9/15/2021 39,203
USD 2,433,039 CAD 2,967,499 JPMC 9/15/2021 39,199
USD 3,635,985 CHF 3,254,502 CITI 9/15/2021 111,373
USD 3,635,976 CHF 3,254,498 JPMC 9/15/2021 111,369
USD 147,560 CLP 107,561,500 CITI
**
9/15/2021 1,401
USD 147,560 CLP 107,561,500 JPMC
**
9/15/2021 1,401
USD 53,415 CNY 347,000 CITI
**
9/15/2021 59
USD 53,415 CNY 347,000 JPMC
**
9/15/2021 59
USD 72,860 DKK 451,000 CITI 9/15/2021 838
USD 72,860 DKK 451,000 JPMC 9/15/2021 837
USD 13,868,748 EUR 11,357,747 CITI 9/15/2021 379,947
USD 13,857,981 EUR 11,348,727 JPMC 9/15/2021 379,892
USD 4,807,115 GBP 3,396,309 CITI 9/15/2021 108,186
USD 4,798,606 GBP 3,390,300 JPMC 9/15/2021 107,990
USD 306,276 HKD 2,377,000 CITI 9/15/2021 84
USD 306,275 HKD 2,377,000 JPMC 9/15/2021 83
USD 1,553 HUF 456,000 CITI 9/15/2021 17
USD 1,553 HUF 456,000 JPMC 9/15/2021 17
USD 305,459 INR 22,880,000 CITI
**
9/15/2021 602

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 305,458 INR 22,880,000 JPMC
**
9/15/2021 $ 602
USD 3,783,791 JPY 414,000,505 CITI 9/15/2021 54,807
USD 3,783,786 JPY 414,000,495 JPMC 9/15/2021 54,802
USD 88,482 KRW 99,992,500 CITI
**
9/15/2021 20
USD 88,482 KRW 99,992,500 JPMC
**
9/15/2021 20
USD 6,352,619 NOK 52,826,004 CITI 9/15/2021 215,384
USD 6,352,610 NOK 52,825,996 JPMC 9/15/2021 215,376
USD 6,345,316 NZD 8,800,002 CITI 9/15/2021 195,567
USD 6,345,305 NZD 8,799,998 JPMC 9/15/2021 195,559
USD 199,611 PLN 746,003 CITI 9/15/2021 3,919
USD 199,610 PLN 745,997 JPMC 9/15/2021 3,919
USD 232,267 SEK 1,926,500 CITI 9/15/2021 6,996
USD 232,266 SEK 1,926,500 JPMC 9/15/2021 6,996
USD 236,541 SGD 314,002 CITI 9/15/2021 3,033
USD 236,538 SGD 313,998 JPMC 9/15/2021 3,032
USD 111,086 ZAR 1,595,500 CITI 9/15/2021 447
USD 111,086 ZAR 1,595,500 JPMC 9/15/2021 447
Total unrealized appreciation 2,676,846
AUD 7,674,502 USD 5,932,310 CITI 9/15/2021 (174,937)
AUD 7,674,498 USD 5,932,314 JPMC 9/15/2021 (174,944)
BRL 244,000 USD 48,893 CITI
**
9/15/2021 (298)
BRL 244,000 USD 48,893 JPMC
**
9/15/2021 (298)
CAD 6,987,000 USD 5,768,026 CITI 9/15/2021 (131,712)
CAD 6,987,000 USD 5,768,033 JPMC 9/15/2021 (131,719)
CHF 756,000 USD 822,870 CITI 9/15/2021 (4,125)
CHF 756,000 USD 822,871 JPMC 9/15/2021 (4,126)
CLP 403,114,003 USD 557,277 CITI
**
9/15/2021 (9,508)
CLP 403,113,997 USD 557,278 JPMC
**
9/15/2021 (9,509)
CNY 10,601,001 USD 1,636,605 CITI
**
9/15/2021 (6,570)
CNY 10,600,999 USD 1,636,606 JPMC
**
9/15/2021 (6,572)
CZK 3,515,500 USD 168,641 CITI 9/15/2021 (5,274)
CZK 3,515,500 USD 168,641 JPMC 9/15/2021 (5,275)
DKK 710,500 USD 116,940 CITI 9/15/2021 (3,477)
DKK 710,500 USD 116,941 JPMC 9/15/2021 (3,478)
EUR 5,218,500 USD 6,376,044 CITI 9/15/2021 (178,396)
EUR 5,218,500 USD 6,376,051 JPMC 9/15/2021 (178,404)
GBP 1,290,000 USD 1,818,498 CITI 9/15/2021 (33,732)
GBP 1,290,000 USD 1,818,501 JPMC 9/15/2021 (33,734)
HKD 378,000 USD 48,713 CITI 9/15/2021 (22)
HKD 378,000 USD 48,714 JPMC 9/15/2021 (22)
HUF 257,623,000 USD 897,876 CITI 9/15/2021 (29,729)
HUF 257,623,000 USD 897,877 JPMC 9/15/2021 (29,730)
INR 205,447,505 USD 2,765,753 CITI
**
9/15/2021 (28,340)
INR 205,447,495 USD 2,765,733 JPMC
**
9/15/2021 (28,320)
JPY 135,061,002 USD 1,238,856 CITI 9/15/2021 (22,335)
JPY 135,060,998 USD 1,238,858 JPMC 9/15/2021 (22,337)
KRW 4,227,177,500 USD 3,779,145 CITI
**
9/15/2021 (39,391)
KRW 4,227,177,499 USD 3,779,150 JPMC
**
9/15/2021 (39,395)
MXN 18,827,750 USD 937,218 CITI 9/15/2021 (1,823)
MXN 18,827,750 USD 937,219 JPMC 9/15/2021 (1,823)
NOK 6,472,500 USD 761,306 CITI 9/15/2021 (9,342)
NOK 6,472,500 USD 761,307 JPMC 9/15/2021 (9,343)
NZD 3,200,000 USD 2,289,557 CITI 9/15/2021 (53,285)
NZD 3,200,000 USD 2,289,560 JPMC 9/15/2021 (53,288)
PLN 6,574,000 USD 1,787,294 CITI 9/15/2021 (62,792)
PLN 6,574,000 USD 1,787,296 JPMC 9/15/2021 (62,794)
RUB 8,606,000 USD 117,387 CITI
**
9/15/2021 (1,089)
RUB 8,606,000 USD 117,387 JPMC
**
9/15/2021 (1,089)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SEK 34,871,500 USD 4,178,775 CITI 9/15/2021 $ (101,167)
SEK 34,871,500 USD 4,178,781 JPMC 9/15/2021 (101,172)
SGD 79,000 USD 59,452 CITI 9/15/2021 (704)
SGD 79,000 USD 59,452 JPMC 9/15/2021 (704)
USD 937 BRL 5,003 CITI
**
9/15/2021 (59)
USD 936 BRL 4,997 JPMC
**
9/15/2021 (59)
USD 401,283 CAD 500,000 CITI 9/15/2021 (2,060)
USD 401,283 CAD 500,000 JPMC 9/15/2021 (2,060)
USD 48,655 CNY 317,000 CITI
**
9/15/2021 (88)
USD 48,655 CNY 317,000 JPMC
**
9/15/2021 (88)
USD 306,105 HKD 2,376,500 CITI 9/15/2021 (23)
USD 306,104 HKD 2,376,500 JPMC 9/15/2021 (23)
USD 497,767 KRW 564,151,500 CITI
**
9/15/2021 (1,334)
USD 497,766 KRW 564,151,500 JPMC
**
9/15/2021 (1,335)
USD 349,665 MXN 7,219,500 CITI 9/15/2021 (9,013)
USD 349,664 MXN 7,219,500 JPMC 9/15/2021 (9,013)
USD 384,288 NZD 550,000 CITI 9/15/2021 (71)
USD 384,287 NZD 550,000 JPMC 9/15/2021 (72)
USD 181,654 PLN 695,000 CITI 9/15/2021 (660)
USD 181,654 PLN 695,000 JPMC 9/15/2021 (660)
USD 40,409 ZAR 585,000 CITI 9/15/2021 (158)
USD 40,409 ZAR 585,000 JPMC 9/15/2021 (158)
ZAR 31,407,003 USD 2,227,589 CITI 9/15/2021 (49,676)
ZAR 31,406,999 USD 2,227,592 JPMC 9/15/2021 (49,679)
Total unrealized depreciation (1,922,413)
Net unrealized appreciation $ 754,433
** Non-deliverable forward.

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 1,736,487 $ 1,736,487
BNPP
Cash 70,000 – 70,000
Foreign Government Securities 6,864,777 – 6,864,777
BNY
U.S. Treasury Inflation Linked Notes 5,535,579 – 5,535,579
CITI
Cash (330,053) – (330,053)
Investment Companies 606,781 – 606,781
GSCO
Cash – (128,195) (128,195)
U.S. Treasury Bills – 397,912 397,912
JPMC
Investment Companies 458,472 – 458,472
JPMS
Cash – 764,918 764,918
Foreign Government Securities 3,843,909 – 3,843,909
MPFS
Foreign Government Securities 2,740,970 – 2,740,970
MSCL
Cash – (8,844) (8,844)
U.S. Treasury Bills – 819,836 819,836
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Investment Companies $ 59,742 $ – $ 59,742
GSCO
Cash – 194,401 194,401
GSIN
Cash 117,042 – 117,042
MLIN
Cash 110,011 – 110,011
MSCL
Cash – 832,142 832,142
SOCG
Cash (170,036) – (170,036)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 93.2%
INVESTMENT COMPANIES - 47.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(a)(b) 74,675 74,675
Limited Purpose Cash Investment
Fund, 0.01% (1)(a) 97,527,836 97,488,824
UBS Select Treasury Preferred
Fund, Class I, 0.01% (1)(a) 964 964
TOTAL INVESTMENT COMPANIES
(Cost $97,564,621) 97,564,463
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 46.0%
U.S. Treasury Bills
0.10%, 7/1/2021 (c) $ 10,213,000 10,213,000
0.09%, 7/8/2021 (c) 1,336,000 1,335,991
0.09%, 7/15/2021 (c) 2,906,000 2,905,952
0.10%, 7/22/2021 (c) 1,616,000 1,615,957
0.09%, 7/29/2021 (c) 2,507,000 2,506,909
0.07%, 8/5/2021 (c) 8,768,000 8,767,625
0.05%, 8/12/2021 (c) 1,065,000 1,064,935
0.06%, 8/19/2021 (c) 2,126,000 2,125,869
0.04%, 8/26/2021 (c) 948,000 947,937
0.06%, 9/2/2021 (c) 2,778,000 2,777,762
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 46.0% (continued)
0.05%, 9/16/2021 (c) $ 2,013,000 2,012,817
0.04%, 9/23/2021 (c) 883,000 882,902
0.04%, 9/30/2021 (c) 2,162,000 2,161,727
0.04%, 10/7/2021 (c) 1,253,000 1,252,838
0.04%, 10/14/2021 (c) 1,964,000 1,963,728
0.04%, 10/21/2021 (c) 8,027,000 8,025,876
0.04%, 10/28/2021 (c) 4,027,000 4,026,301
0.03%, 11/4/2021 (c) 3,440,000 3,439,368
0.04%, 11/12/2021 (c) 4,053,000 4,052,200
0.03%, 11/18/2021 (c) 114,000 113,978
0.03%, 11/26/2021 (c) 6,500,000 6,498,584
0.03%, 12/2/2021 (c) 4,798,000 4,796,923
0.04%, 12/9/2021 (c) 1,732,000 1,731,593
0.04%, 12/16/2021 (c) 8,237,000 8,235,020
0.06%, 12/23/2021 (c) 2,964,000 2,963,244
0.06%, 12/30/2021 (c) 8,601,000 8,598,608
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $95,019,564) 95,017,644
TOTAL SHORT-TERM INVESTMENTS
(Cost $192,584,185) 192,582,107
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 93.2%
(Cost $192,584,185) 192,582,107
OTHER ASSETS IN EXCESS OF
LIABILITIES - 6.8% (d) 13,960,675
NET ASSETS - 100.0% 206,542,782
(a) Represents 7-day effective yield as of June 30, 2021.
(b) All or a portion of the security pledged as collateral for swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) Includes appreciation/(depreciation) on futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Total return swap contracts outstanding as of June 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 08/27/2021 USD 29,963 $ 1,354
Corn September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/27/2021 USD 868,913 39,771
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/12/2021 USD 84,900 3,715
Live Cattle August
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 08/06/2021 USD (1,276,340) 6,790

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Live Cattle August
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 08/06/2021 USD 147,270 $ 6,027
Live Cattle August
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 08/06/2021 USD 1,472,700 60,152
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 10/01/2021 USD 51,260 131
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/26/2021 USD 1,242,648 121,280
Wheat September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 08/27/2021 USD (33,975) 2,443
241,663
Corn September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 08/27/2021 USD (29,963) (1,417)
Live Cattle August
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 08/06/2021 USD (49,090) (228)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/26/2021 USD (801,570) (26,720)
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/26/2021 USD 1,603,140 (71,092)
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/26/2021 USD (225,936) (4,596)
Wheat September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 08/27/2021 USD 33,975 (1,063)
(105,116)
$ 136,547
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 1 7/2021 USD $ 62,936 $ 4,818
LME Aluminum Base Metal 1 7/2021 USD 62,988 4,582
LME Aluminum Base Metal 1 7/2021 USD 62,977 4,683
LME Aluminum Base Metal 2 7/2021 USD 125,997 5,991
LME Aluminum Base Metal 2 7/2021 USD 125,990 6,984
LME Aluminum Base Metal 2 7/2021 USD 126,000 5,044

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 3 7/2021 USD $ 188,968 $ 9,971
LME Aluminum Base Metal 4 7/2021 USD 251,400 24,305
LME Aluminum Base Metal 4 7/2021 USD 251,986 11,174
LME Aluminum Base Metal 4 7/2021 USD 251,600 22,708
LME Aluminum Base Metal 6 7/2021 USD 377,025 35,457
LME Aluminum Base Metal 7 7/2021 USD 440,767 30,906
LME Aluminum Base Metal 12 7/2021 USD 761,400 94,255
LME Aluminum Base Metal 12 7/2021 USD 755,100 50,832
LME Aluminum Base Metal 20 7/2021 USD 1,259,960 45,519
LME Aluminum Base Metal 38 7/2021 USD 2,390,675 191,147
LME Aluminum Base Metal 39 7/2021 USD 2,452,613 245,922
LME Copper Base Metal 1 7/2021 USD 234,036 (11,217)
LME Copper Base Metal 1 7/2021 USD 234,041 4,688
LME Copper Base Metal 1 7/2021 USD 233,904 9,527
LME Copper Base Metal 1 7/2021 USD 234,010 (7,993)
LME Copper Base Metal 2 7/2021 USD 467,877 19,722
LME Copper Base Metal 2 7/2021 USD 468,125 6,670
LME Copper Base Metal 2 7/2021 USD 468,013 22,758
LME Copper Base Metal 2 7/2021 USD 465,613 27,607
LME Copper Base Metal 3 7/2021 USD 701,765 27,780
LME Copper Base Metal 5 7/2021 USD 1,170,118 43,901
LME Copper Base Metal 5 7/2021 USD 1,170,281 (68,559)
LME Copper Base Metal 8 7/2021 USD 1,871,916 102,895
LME Lead Base Metal 1 7/2021 USD 56,611 4,615
LME Lead Base Metal 2 7/2021 USD 116,725 18,620
LME Lead Base Metal 2 7/2021 USD 113,241 13,785
LME Lead Base Metal 3 7/2021 USD 169,807 15,299
LME Lead Base Metal 3 7/2021 USD 169,907 9,349
LME Lead Base Metal 3 7/2021 USD 169,755 17,047
LME Lead Base Metal 3 7/2021 USD 169,848 21,848
LME Lead Base Metal 4 7/2021 USD 226,445 27,220
LME Lead Base Metal 6 7/2021 USD 339,654 37,688
LME Nickel Base Metal 1 7/2021 USD 109,251 11,898
LME Nickel Base Metal 1 7/2021 USD 109,238 11,795
LME Nickel Base Metal 1 7/2021 USD 109,244 12,461
LME Nickel Base Metal 2 7/2021 USD 218,497 23,940
LME Nickel Base Metal 3 7/2021 USD 327,661 10,725
LME Nickel Base Metal 3 7/2021 USD 327,794 29,127
LME Nickel Base Metal 3 7/2021 USD 327,765 25,327
LME Nickel Base Metal 4 7/2021 USD 437,011 37,142
LME Nickel Base Metal 4 7/2021 USD 436,969 43,357
LME Nickel Base Metal 5 7/2021 USD 546,233 58,375
LME Zinc Base Metal 1 7/2021 USD 74,247 1,218
LME Zinc Base Metal 1 7/2021 USD 74,255 491
LME Zinc Base Metal 1 7/2021 USD 74,256 4,478
LME Zinc Base Metal 1 7/2021 USD 74,200 3,495
LME Zinc Base Metal 2 7/2021 USD 148,503 2,284
LME Zinc Base Metal 2 7/2021 USD 148,513 5,457
LME Zinc Base Metal 3 7/2021 USD 221,213 11,822
LME Zinc Base Metal 4 7/2021 USD 296,825 11,685
LME Zinc Base Metal 6 7/2021 USD 445,463 23,570
LME Zinc Base Metal 7 7/2021 USD 519,815 7,837
NY Harbor ULSD 131 7/2021 USD 11,709,907 442,809
WTI Crude Oil 73 7/2021 USD 5,363,310 385,244
100 oz Gold 181 8/2021 USD 32,065,960 (800,745)
Brent Crude Oil 329 8/2021 USD 24,276,910 564,307

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Lean Hogs 86 8/2021 USD $ 3,551,800 $ (359,706)
Live Cattle 25 8/2021 USD 1,227,250 36,255
LME Aluminum Base Metal 1 8/2021 USD 63,063 (798)
LME Aluminum Base Metal 1 8/2021 USD 63,138 3,385
LME Aluminum Base Metal 1 8/2021 USD 63,063 3,684
LME Aluminum Base Metal 1 8/2021 USD 63,063 (315)
LME Aluminum Base Metal 1 8/2021 USD 63,002 2,099
LME Aluminum Base Metal 2 8/2021 USD 126,125 2,719
LME Aluminum Base Metal 2 8/2021 USD 126,022 4,166
LME Aluminum Base Metal 3 8/2021 USD 189,188 5,730
LME Aluminum Base Metal 5 8/2021 USD 315,563 22,048
LME Aluminum Base Metal 10 8/2021 USD 630,195 9,141
LME Aluminum Base Metal 11 8/2021 USD 693,688 7,418
LME Aluminum Base Metal 12 8/2021 USD 756,648 (19,188)
LME Aluminum Base Metal 15 8/2021 USD 947,250 36,305
LME Copper Base Metal 1 8/2021 USD 234,231 (15,271)
LME Copper Base Metal 1 8/2021 USD 234,200 (14,367)
LME Copper Base Metal 1 8/2021 USD 234,139 (15,438)
LME Copper Base Metal 2 8/2021 USD 468,307 (31,775)
LME Copper Base Metal 4 8/2021 USD 936,945 (120,466)
LME Copper Base Metal 5 8/2021 USD 1,171,125 (67,737)
LME Copper Base Metal 6 8/2021 USD 1,405,613 (134,903)
LME Copper Base Metal 7 8/2021 USD 1,639,827 (119,798)
LME Copper Base Metal 9 8/2021 USD 2,108,000 (246,648)
LME Copper Base Metal 10 8/2021 USD 2,342,500 (220,251)
LME Copper Base Metal 11 8/2021 USD 2,577,025 (303,904)
LME Lead Base Metal 1 8/2021 USD 56,674 1,821
LME Lead Base Metal 1 8/2021 USD 56,725 2,752
LME Lead Base Metal 1 8/2021 USD 56,792 2,340
LME Lead Base Metal 2 8/2021 USD 113,604 3,924
LME Lead Base Metal 2 8/2021 USD 113,469 2,967
LME Lead Base Metal 2 8/2021 USD 113,361 4,972
LME Lead Base Metal 5 8/2021 USD 283,625 6,112
LME Lead Base Metal 6 8/2021 USD 340,697 21,631
LME Lead Base Metal 8 8/2021 USD 453,696 7,035
LME Lead Base Metal 15 8/2021 USD 850,774 20,877
LME Lead Base Metal 15 8/2021 USD 851,595 38,931
LME Lead Base Metal 19 8/2021 USD 1,078,250 37,427
LME Nickel Base Metal 1 8/2021 USD 109,238 1,918
LME Nickel Base Metal 3 8/2021 USD 327,682 5,084
LME Nickel Base Metal 4 8/2021 USD 436,937 5,443
LME Nickel Base Metal 4 8/2021 USD 437,006 15,284
LME Nickel Base Metal 15 8/2021 USD 1,638,540 22,367
LME Nickel Base Metal 25 8/2021 USD 2,730,986 129,256
LME Nickel Base Metal 40 8/2021 USD 4,369,920 19,657
LME Zinc Base Metal 1 8/2021 USD 74,307 (1,131)
LME Zinc Base Metal 3 8/2021 USD 222,956 (3,309)
LME Zinc Base Metal 3 8/2021 USD 222,934 (1,560)
LME Zinc Base Metal 3 8/2021 USD 222,994 (7,765)
LME Zinc Base Metal 4 8/2021 USD 297,149 4,512
LME Zinc Base Metal 5 8/2021 USD 371,594 (2,078)
LME Zinc Base Metal 7 8/2021 USD 520,319 (1,156)
Low Sulphur Gasoil 8 8/2021 USD 478,600 11,659
Natural Gas 192 8/2021 USD 6,958,080 138,681
NY Harbor ULSD 157 8/2021 USD 14,049,836 (43,438)
Cocoa 83 9/2021 USD 1,982,870 (52,660)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Coffee 'C' 152 9/2021 USD $ 9,105,750 $ 416,130
Corn 706 9/2021 USD 21,153,525 1,055,210
Feeder Cattle 94 9/2021 USD 7,398,975 111,131
LME Aluminum Base Metal 1 9/2021 USD 63,119 2,316
LME Aluminum Base Metal 1 9/2021 USD 63,156 2,487
LME Aluminum Base Metal 14 9/2021 USD 883,400 (4,147)
LME Aluminum Base Metal 27 9/2021 USD 1,706,063 77,656
LME Aluminum Base Metal 28 9/2021 USD 1,767,150 30,092
LME Aluminum Base Metal 32 9/2021 USD 2,019,488 90,194
LME Aluminum Base Metal 46 9/2021 USD 2,902,842 169,354
LME Aluminum Base Metal 50 9/2021 USD 3,155,625 90,650
LME Aluminum Base Metal 50 9/2021 USD 3,155,625 69,543
LME Aluminum Base Metal 60 9/2021 USD 3,786,375 81,373
LME Aluminum Base Metal 103 9/2021 USD 6,498,373 330,347
LME Aluminum Base Metal 708 9/2021 USD 44,683,650 2,432,683
LME Copper Base Metal 1 9/2021 USD 234,350 (20,547)
LME Copper Base Metal 2 9/2021 USD 468,675 1,870
LME Copper Base Metal 3 9/2021 USD 703,181 (42,152)
LME Copper Base Metal 5 9/2021 USD 1,172,041 (76,222)
LME Copper Base Metal 7 9/2021 USD 1,640,538 13,457
LME Copper Base Metal 9 9/2021 USD 2,109,215 (120,260)
LME Copper Base Metal 9 9/2021 USD 2,108,981 42,333
LME Copper Base Metal 10 9/2021 USD 2,344,010 (137,985)
LME Copper Base Metal 11 9/2021 USD 2,578,056 (9,723)
LME Copper Base Metal 13 9/2021 USD 3,046,225 91,941
LME Copper Base Metal 15 9/2021 USD 3,515,156 (25,758)
LME Copper Base Metal 32 9/2021 USD 7,498,200 51,866
LME Copper Base Metal 163 9/2021 USD 38,211,275 789,756
LME Lead Base Metal 2 9/2021 USD 113,658 2,265
LME Lead Base Metal 2 9/2021 USD 113,567 3,046
LME Lead Base Metal 3 9/2021 USD 170,297 7,620
LME Lead Base Metal 4 9/2021 USD 227,233 8,020
LME Lead Base Metal 4 9/2021 USD 226,975 8,516
LME Lead Base Metal 5 9/2021 USD 283,774 13,624
LME Lead Base Metal 6 9/2021 USD 341,051 9,835
LME Lead Base Metal 8 9/2021 USD 454,208 17,847
LME Lead Base Metal 14 9/2021 USD 795,753 (944)
LME Lead Base Metal 20 9/2021 USD 1,134,250 58,573
LME Lead Base Metal 20 9/2021 USD 1,136,665 41,821
LME Lead Base Metal 179 9/2021 USD 10,162,725 556,929
LME Nickel Base Metal 1 9/2021 USD 109,284 4,131
LME Nickel Base Metal 2 9/2021 USD 218,568 4,447
LME Nickel Base Metal 2 9/2021 USD 218,568 10,242
LME Nickel Base Metal 6 9/2021 USD 655,704 18,306
LME Nickel Base Metal 9 9/2021 USD 983,464 3,877
LME Nickel Base Metal 13 9/2021 USD 1,420,424 19,223
LME Nickel Base Metal 14 9/2021 USD 1,529,976 (3,213)
LME Nickel Base Metal 15 9/2021 USD 1,639,131 10,627
LME Nickel Base Metal 146 9/2021 USD 15,955,464 622,627
LME Zinc Base Metal 1 9/2021 USD 74,375 3,785
LME Zinc Base Metal 1 9/2021 USD 74,415 (213)
LME Zinc Base Metal 4 9/2021 USD 297,477 (3,056)
LME Zinc Base Metal 5 9/2021 USD 371,810 (14,156)
LME Zinc Base Metal 7 9/2021 USD 520,581 22,204
LME Zinc Base Metal 7 9/2021 USD 520,888 (8,083)
LME Zinc Base Metal 9 9/2021 USD 669,488 25,666

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 82 9/2021 USD $ 6,102,850 $ 67,864
Silver 118 9/2021 USD 15,454,460 (987,303)
Sugar No. 11 731 9/2021 USD 14,646,901 527,018
Wheat 50 9/2021 USD 1,698,750 (21,925)
Live Cattle 8 10/2021 USD 410,080 2,496
Soybean 170 11/2021 USD 11,891,500 311,064
Cotton No. 2 62 12/2021 USD 2,631,900 56,627
Soybean Meal 221 12/2021 USD 8,435,570 (276,481)
Soybean Oil 280 12/2021 USD 10,543,680 916,292
Platinum 15 4/2022 JPY 254,242 (1,847)
Platinum 3 6/2022 JPY 50,835 (547)
8,470,004
Short Contracts
LME Aluminum Base Metal (1) 7/2021 USD (62,936) (4,888)
LME Aluminum Base Metal (1) 7/2021 USD (62,977) (4,630)
LME Aluminum Base Metal (1) 7/2021 USD (62,988) (4,940)
LME Aluminum Base Metal (2) 7/2021 USD (125,990) (6,336)
LME Aluminum Base Metal (2) 7/2021 USD (126,000) (4,933)
LME Aluminum Base Metal (2) 7/2021 USD (125,997) (6,090)
LME Aluminum Base Metal (3) 7/2021 USD (188,968) (10,609)
LME Aluminum Base Metal (4) 7/2021 USD (251,400) (23,962)
LME Aluminum Base Metal (4) 7/2021 USD (251,600) (23,112)
LME Aluminum Base Metal (4) 7/2021 USD (251,986) (12,330)
LME Aluminum Base Metal (6) 7/2021 USD (377,025) (36,539)
LME Aluminum Base Metal (7) 7/2021 USD (440,767) (32,513)
LME Aluminum Base Metal (12) 7/2021 USD (755,100) (50,435)
LME Aluminum Base Metal (12) 7/2021 USD (761,400) (92,019)
LME Aluminum Base Metal (20) 7/2021 USD (1,259,960) (44,019)
LME Aluminum Base Metal (38) 7/2021 USD (2,390,675) (193,912)
LME Aluminum Base Metal (39) 7/2021 USD (2,452,613) (251,177)
LME Copper Base Metal (1) 7/2021 USD (234,041) (4,356)
LME Copper Base Metal (1) 7/2021 USD (233,904) (9,108)
LME Copper Base Metal (1) 7/2021 USD (234,010) 8,864
LME Copper Base Metal (1) 7/2021 USD (234,036) 10,785
LME Copper Base Metal (2) 7/2021 USD (468,013) (24,416)
LME Copper Base Metal (2) 7/2021 USD (468,125) (4,533)
LME Copper Base Metal (2) 7/2021 USD (467,877) (19,574)
LME Copper Base Metal (2) 7/2021 USD (465,613) (28,711)
LME Copper Base Metal (3) 7/2021 USD (701,765) (27,672)
LME Copper Base Metal (5) 7/2021 USD (1,170,118) (41,943)
LME Copper Base Metal (5) 7/2021 USD (1,170,281) 68,456
LME Copper Base Metal (8) 7/2021 USD (1,871,916) (100,155)
LME Lead Base Metal (1) 7/2021 USD (56,611) (4,713)
LME Lead Base Metal (2) 7/2021 USD (113,241) (13,746)
LME Lead Base Metal (2) 7/2021 USD (116,725) (18,444)
LME Lead Base Metal (3) 7/2021 USD (169,807) (16,134)
LME Lead Base Metal (3) 7/2021 USD (169,755) (16,807)
LME Lead Base Metal (3) 7/2021 USD (169,848) (21,356)
LME Lead Base Metal (3) 7/2021 USD (169,907) (9,715)
LME Lead Base Metal (4) 7/2021 USD (226,445) (27,246)
LME Lead Base Metal (6) 7/2021 USD (339,654) (37,322)
LME Nickel Base Metal (1) 7/2021 USD (109,244) (12,565)
LME Nickel Base Metal (1) 7/2021 USD (109,251) (11,754)
LME Nickel Base Metal (1) 7/2021 USD (109,238) (12,101)
LME Nickel Base Metal (2) 7/2021 USD (218,497) (24,463)
LME Nickel Base Metal (3) 7/2021 USD (327,765) (25,372)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (3) 7/2021 USD $ (327,661) $ (11,770)
LME Nickel Base Metal (3) 7/2021 USD (327,794) (29,281)
LME Nickel Base Metal (4) 7/2021 USD (436,969) (42,888)
LME Nickel Base Metal (4) 7/2021 USD (437,011) (38,143)
LME Nickel Base Metal (5) 7/2021 USD (546,233) (58,897)
LME Zinc Base Metal (1) 7/2021 USD (74,256) (4,094)
LME Zinc Base Metal (1) 7/2021 USD (74,247) (1,150)
LME Zinc Base Metal (1) 7/2021 USD (74,255) (508)
LME Zinc Base Metal (1) 7/2021 USD (74,200) (3,459)
LME Zinc Base Metal (2) 7/2021 USD (148,513) (6,057)
LME Zinc Base Metal (2) 7/2021 USD (148,503) (2,808)
LME Zinc Base Metal (3) 7/2021 USD (221,213) (11,971)
LME Zinc Base Metal (4) 7/2021 USD (296,825) (10,835)
LME Zinc Base Metal (6) 7/2021 USD (445,463) (23,590)
LME Zinc Base Metal (7) 7/2021 USD (519,815) (9,185)
RBOB Gasoline (81) 7/2021 USD (7,626,604) (507,377)
LME Aluminum Base Metal (1) 8/2021 USD (63,063) (3,690)
LME Aluminum Base Metal (1) 8/2021 USD (63,063) (420)
LME Aluminum Base Metal (1) 8/2021 USD (63,138) (3,478)
LME Aluminum Base Metal (1) 8/2021 USD (63,063) 910
LME Aluminum Base Metal (1) 8/2021 USD (63,002) (2,267)
LME Aluminum Base Metal (2) 8/2021 USD (126,125) (3,041)
LME Aluminum Base Metal (2) 8/2021 USD (126,022) (4,188)
LME Aluminum Base Metal (3) 8/2021 USD (189,188) (5,784)
LME Aluminum Base Metal (5) 8/2021 USD (315,563) (21,032)
LME Aluminum Base Metal (10) 8/2021 USD (630,195) (9,510)
LME Aluminum Base Metal (11) 8/2021 USD (693,688) (6,495)
LME Aluminum Base Metal (12) 8/2021 USD (756,648) 13,448
LME Aluminum Base Metal (15) 8/2021 USD (947,250) (35,577)
LME Copper Base Metal (1) 8/2021 USD (234,139) 15,251
LME Copper Base Metal (1) 8/2021 USD (234,231) 15,076
LME Copper Base Metal (1) 8/2021 USD (234,200) 14,422
LME Copper Base Metal (2) 8/2021 USD (468,307) 31,688
LME Copper Base Metal (4) 8/2021 USD (936,945) 114,183
LME Copper Base Metal (5) 8/2021 USD (1,171,125) 64,112
LME Copper Base Metal (6) 8/2021 USD (1,405,613) 138,703
LME Copper Base Metal (7) 8/2021 USD (1,639,827) 120,090
LME Copper Base Metal (9) 8/2021 USD (2,108,000) 253,110
LME Copper Base Metal (10) 8/2021 USD (2,342,500) 236,104
LME Copper Base Metal (11) 8/2021 USD (2,577,025) 300,636
LME Lead Base Metal (1) 8/2021 USD (56,792) (2,395)
LME Lead Base Metal (1) 8/2021 USD (56,725) (2,765)
LME Lead Base Metal (1) 8/2021 USD (56,674) (1,858)
LME Lead Base Metal (2) 8/2021 USD (113,361) (4,966)
LME Lead Base Metal (2) 8/2021 USD (113,604) (4,660)
LME Lead Base Metal (2) 8/2021 USD (113,469) (2,724)
LME Lead Base Metal (5) 8/2021 USD (283,625) (6,255)
LME Lead Base Metal (6) 8/2021 USD (340,697) (20,785)
LME Lead Base Metal (8) 8/2021 USD (453,696) (6,717)
LME Lead Base Metal (15) 8/2021 USD (850,774) (15,688)
LME Lead Base Metal (15) 8/2021 USD (851,595) (40,313)
LME Lead Base Metal (19) 8/2021 USD (1,078,250) (42,800)
LME Nickel Base Metal (1) 8/2021 USD (109,238) (881)
LME Nickel Base Metal (3) 8/2021 USD (327,682) (4,290)
LME Nickel Base Metal (4) 8/2021 USD (437,006) (16,694)
LME Nickel Base Metal (4) 8/2021 USD (436,937) (3,749)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (15) 8/2021 USD $ (1,638,540) $ (26,234)
LME Nickel Base Metal (25) 8/2021 USD (2,730,986) (148,779)
LME Nickel Base Metal (40) 8/2021 USD (4,369,920) (20,038)
LME Zinc Base Metal (1) 8/2021 USD (74,307) 990
LME Zinc Base Metal (3) 8/2021 USD (222,956) 3,310
LME Zinc Base Metal (3) 8/2021 USD (222,994) 8,185
LME Zinc Base Metal (3) 8/2021 USD (222,934) 3,632
LME Zinc Base Metal (4) 8/2021 USD (297,149) (5,059)
LME Zinc Base Metal (5) 8/2021 USD (371,594) 267
LME Zinc Base Metal (7) 8/2021 USD (520,319) (2,339)
RBOB Gasoline (32) 8/2021 USD (2,988,250) 11,242
WTI Crude Oil (90) 8/2021 USD (6,549,300) (136,717)
Copper (1) 9/2021 USD (107,225) 11,490
LME Aluminum Base Metal (1) 9/2021 USD (63,156) (2,384)
LME Aluminum Base Metal (1) 9/2021 USD (63,119) (2,247)
LME Aluminum Base Metal (14) 9/2021 USD (883,400) (3,191)
LME Aluminum Base Metal (27) 9/2021 USD (1,706,063) (68,230)
LME Aluminum Base Metal (28) 9/2021 USD (1,767,150) (31,219)
LME Aluminum Base Metal (32) 9/2021 USD (2,019,488) (91,792)
LME Aluminum Base Metal (46) 9/2021 USD (2,902,842) (180,732)
LME Aluminum Base Metal (50) 9/2021 USD (3,155,625) (90,148)
LME Aluminum Base Metal (50) 9/2021 USD (3,155,625) (85,043)
LME Aluminum Base Metal (60) 9/2021 USD (3,786,375) (75,052)
LME Aluminum Base Metal (76) 9/2021 USD (4,796,550) (153,524)
LME Aluminum Base Metal (103) 9/2021 USD (6,498,373) (278,021)
LME Copper Base Metal (1) 9/2021 USD (234,350) 21,022
LME Copper Base Metal (2) 9/2021 USD (468,675) 388
LME Copper Base Metal (3) 9/2021 USD (703,181) 42,161
LME Copper Base Metal (5) 9/2021 USD (1,172,041) 87,662
LME Copper Base Metal (7) 9/2021 USD (1,640,538) (14,006)
LME Copper Base Metal (9) 9/2021 USD (2,108,981) (33,386)
LME Copper Base Metal (9) 9/2021 USD (2,109,215) 118,001
LME Copper Base Metal (10) 9/2021 USD (2,344,010) 143,464
LME Copper Base Metal (11) 9/2021 USD (2,578,056) 6,759
LME Copper Base Metal (13) 9/2021 USD (3,046,225) (87,312)
LME Copper Base Metal (15) 9/2021 USD (3,515,156) 23,926
LME Copper Base Metal (32) 9/2021 USD (7,498,200) (77,186)
LME Copper Base Metal (156) 9/2021 USD (36,570,300) 865,619
LME Lead Base Metal (2) 9/2021 USD (113,658) (3,163)
LME Lead Base Metal (2) 9/2021 USD (113,567) (2,872)
LME Lead Base Metal (3) 9/2021 USD (170,297) (7,704)
LME Lead Base Metal (4) 9/2021 USD (227,233) (7,844)
LME Lead Base Metal (4) 9/2021 USD (226,975) (9,601)
LME Lead Base Metal (5) 9/2021 USD (283,774) (14,037)
LME Lead Base Metal (6) 9/2021 USD (341,051) (9,836)
LME Lead Base Metal (8) 9/2021 USD (454,208) (18,629)
LME Lead Base Metal (14) 9/2021 USD (795,753) (10,740)
LME Lead Base Metal (20) 9/2021 USD (1,136,665) (30,718)
LME Lead Base Metal (20) 9/2021 USD (1,134,250) (52,753)
LME Lead Base Metal (48) 9/2021 USD (2,725,200) (150,049)
LME Nickel Base Metal (1) 9/2021 USD (109,284) (4,039)
LME Nickel Base Metal (2) 9/2021 USD (218,568) (4,673)
LME Nickel Base Metal (2) 9/2021 USD (218,568) (10,892)
LME Nickel Base Metal (6) 9/2021 USD (655,704) (17,104)
LME Nickel Base Metal (9) 9/2021 USD (983,464) (4,977)
LME Nickel Base Metal (13) 9/2021 USD (1,420,424) (17,673)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (14) 9/2021 USD $ (1,529,976) $ (10,661)
LME Nickel Base Metal (15) 9/2021 USD (1,639,131) (8,362)
LME Nickel Base Metal (54) 9/2021 USD (5,901,336) (136,844)
LME Zinc Base Metal (1) 9/2021 USD (74,415) 243
LME Zinc Base Metal (1) 9/2021 USD (74,375) (3,878)
LME Zinc Base Metal (4) 9/2021 USD (297,477) 6,313
LME Zinc Base Metal (5) 9/2021 USD (371,810) 15,175
LME Zinc Base Metal (7) 9/2021 USD (520,888) 9,520
LME Zinc Base Metal (7) 9/2021 USD (520,581) (22,099)
LME Zinc Base Metal (9) 9/2021 USD (669,488) (18,735)
LME Zinc Base Metal (12) 9/2021 USD (893,100) (31,741)
Low Sulphur Gasoil (55) 9/2021 USD (3,298,625) 44,957
(1,741,784)
$ 6,728,220
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Investment Companies $ 74,675 $ – $ 74,675
GSCO
Cash – 1,254,019 1,254,019
GSIN
Cash 115,299 – 115,299
JPPC
Cash – 7,595 7,595
MSCL
Cash – 14,069,209 14,069,209
SOCG
Cash (289,005) – (289,005)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 15.2%
Federal Republic of Germany
0.50%, 4/15/2030 (a)(b) EUR 1,762,000 2,711,356
French Republic
0.10%, 3/1/2026 (a)(b) 200,000 261,757
1.85%, 7/25/2027 (a)(b) 600,000 993,452
0.10%, 3/1/2028 (a)(b) 400,000 552,660
0.10%, 3/1/2029 (a)(b) 300,000 411,606
0.70%, 7/25/2030 (a)(b) 600,000 917,634
0.10%, 7/25/2031 (a)(b) 100,000 139,179
United Kingdom Gilt Inflation Linked
0.13%, 8/10/2028 (a)(b) GBP 300,000 551,933
0.13%, 3/22/2029 (a)(b) 320,000 699,816
0.13%, 8/10/2031 (a)(b) 100,000 187,499
1.25%, 11/22/2032 (a)(b) 400,000 1,159,021
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $7,968,544) 8,585,913
U.S. TREASURY OBLIGATIONS - 26.2%
U.S. Treasury Inflation Linked Notes
0.13%, 10/15/2025 $ 700,000 784,074
0.38%, 7/15/2027 1,100,000 1,339,526
0.50%, 1/15/2028 (c) 1,200,000 1,457,091
0.75%, 7/15/2028 1,200,000 1,465,475
0.88%, 1/15/2029 1,300,000 1,591,576
0.25%, 7/15/2029 (c) 1,500,000 1,742,963
0.13%, 1/15/2030 1,700,000 1,937,879
0.13%, 7/15/2030 1,900,000 2,184,679
0.13%, 1/15/2031 2,000,000 2,259,421
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,429,380) 14,762,684
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 55.2%
INVESTMENT COMPANIES - 38.3%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(d)(e) 458,798 458,798
Limited Purpose Cash Investment
Fund, 0.01% (1)(d) 21,160,296 21,151,833
UBS Select Treasury Preferred
Fund, Class I, 0.01% (1)(d) 8,257 8,257
TOTAL INVESTMENT COMPANIES
(Cost $21,618,892) 21,618,888
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 16.9%
U.S. Treasury Bills
0.05%, 8/12/2021 (f) $ 735,000 734,955
0.04%, 9/23/2021 (f) 213,000 212,976
0.04%, 9/30/2021 (f)(g) 994,000 993,874
0.04%, 10/14/2021 (f)(g) 194,000 193,973
0.04%, 10/21/2021 (f)(g) 116,000 115,984
0.03%, 12/2/2021 (f) 2,000,000 1,999,551
0.04%, 12/9/2021 (f) 3,076,000 3,075,278
0.04%, 12/16/2021 (f) 364,000 363,913
0.05%, 12/23/2021 (f) 194,000 193,950
0.06%, 12/30/2021 (f) 1,616,000 1,615,551
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,500,394) 9,500,005
TOTAL SHORT-TERM INVESTMENTS
(Cost $31,119,286) 31,118,893
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.6%
(Cost $53,517,210) 54,467,490
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.4% (h) 1,899,477
NET ASSETS - 100.0% 56,366,967
(a) Inflation protected security.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2021, the value of these securities amounted to $8,585,913 or 15.23% of net assets.
(c) All or a portion of the security pledged as collateral for futures contracts.
(d) Represents 7-day effective yield as of June 30, 2021.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
Total return swap contracts outstanding as of June 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Canada 10 Year
Bond September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination BANA 09/21/2021 CAD 582,080 $ 6,058
Corn September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/27/2021 USD 898,875 41,283
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/12/2021 USD 42,450 1,250
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/12/2021 USD 84,900 2,334
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 09/09/2021 KRW 877,700,000 10,187
Live Cattle August
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 08/06/2021 USD 441,810 18,332
Live Cattle August
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 08/06/2021 USD 539,990 22,441
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 10/01/2021 USD 102,520 262
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/22/2021 USD 1,189,150 9,625
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/26/2021 USD (343,530) 8,783
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/26/2021 USD (152,680) 7,822
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/26/2021 USD 1,016,712 97,439
Sugar No. 11
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 09/15/2021 USD 20,037 874
Sugar No. 11
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 09/15/2021 USD 40,074 1,553
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 09/17/2021 CHF 596,250 2,698
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/21/2021 TWD 21,254,400 21,351
252,292

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cocoa September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 08/06/2021 USD (23,890) $ (165)
Cocoa September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 08/06/2021 USD 23,890 (740)
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/29/2021 HKD 2,863,000 (6,911)
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/29/2021 HKD 4,294,500 (10,081)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/29/2021 HKD 1,057,100 (2,835)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/29/2021 HKD 11,099,550 (25,229)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 08/18/2021 BRL 1,908,810 (13,542)
Live Cattle August
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 08/06/2021 USD (392,720) (11,435)
Live Cattle August
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 08/06/2021 USD (98,180) (456)
SGX NIFTY
50 Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/29/2021 USD 94,482 (673)
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/22/2021 USD (279,800) (11,481)
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/26/2021 USD 152,680 (6,382)
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 11/26/2021 USD 190,850 (8,549)
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/26/2021 USD 572,550 (24,900)
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/26/2021 USD (414,216) (23,640)
Wheat September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 08/27/2021 USD 135,900 (4,359)
(151,378)
$ 100,914

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 3 7/2021 EUR $ 518,882 $ (2,685)
CAC 40 10 Euro Index 7 7/2021 EUR 539,931 (9,354)
HSCEI 4 7/2021 HKD 272,298 (4,595)
LME Aluminum Base Metal 1 7/2021 USD 62,913 5,030
LME Aluminum Base Metal 1 7/2021 USD 62,967 4,556
LME Aluminum Base Metal 1 7/2021 USD 62,900 5,827
LME Copper Base Metal 1 7/2021 USD 234,094 (1,509)
LME Copper Base Metal 1 7/2021 USD 234,036 (11,217)
LME Nickel Base Metal 1 7/2021 USD 109,249 12,340
NY Harbor ULSD 5 7/2021 USD 446,943 18,930
SGX FTSE Taiwan Index 1 7/2021 USD 61,010 640
SGX NIFTY 50 Index 12 7/2021 USD 377,928 (1,994)
WTI Crude Oil 8 7/2021 USD 587,760 41,620
100 oz Gold 7 8/2021 USD 1,240,120 (59,894)
Brent Crude Oil 22 8/2021 USD 1,623,380 54,809
Lean Hogs 5 8/2021 USD 206,500 (25,457)
LME Aluminum Base Metal 1 8/2021 USD 63,020 (458)
LME Aluminum Base Metal 1 8/2021 USD 63,011 2,083
LME Aluminum Base Metal 1 8/2021 USD 63,125 3,623
LME Aluminum Base Metal 9 8/2021 USD 568,350 14,823
LME Copper Base Metal 1 8/2021 USD 234,236 (30,116)
LME Copper Base Metal 1 8/2021 USD 234,209 (33,194)
LME Copper Base Metal 4 8/2021 USD 937,044 (83,867)
LME Lead Base Metal 1 8/2021 USD 56,802 1,574
LME Nickel Base Metal 1 8/2021 USD 109,242 5,134
LME Nickel Base Metal 1 8/2021 USD 109,239 4,526
LME Nickel Base Metal 2 8/2021 USD 218,503 2,257
Low Sulphur Gasoil 4 8/2021 USD 239,300 14,870
Natural Gas 10 8/2021 USD 362,400 13,686
NY Harbor ULSD 4 8/2021 USD 357,958 (1,035)
RBOB Gasoline 5 8/2021 USD 466,914 12,839
WTI Crude Oil 7 8/2021 USD 509,390 205
Australia 10 Year Bond 29 9/2021 AUD 3,070,656 (6,782)
Canada 10 Year Bond 23 9/2021 CAD 2,700,032 33,741
Cocoa 3 9/2021 USD 71,670 (1,767)
Coffee 'C' 8 9/2021 USD 479,250 30,429
Corn 6 9/2021 USD 179,775 16,091
DAX Index 1 9/2021 EUR 460,308 (6,354)
EURO STOXX 50 Index 9 9/2021 EUR 432,793 (6,934)
Euro-Bund 10 9/2021 EUR 2,046,723 (741)
FTSE 100 Index 2 9/2021 GBP 193,123 (2,381)
FTSE/JSE Top 40 Index 4 9/2021 ZAR 167,720 (4,929)
FTSE/MIB Index 4 9/2021 EUR 592,970 (14,082)
Japan 10 Year Bond Mini 5 9/2021 JPY 683,019 1,280
KC HRW Wheat 3 9/2021 USD 98,850 3,450
KOSPI 200 Index 2 9/2021 KRW 194,845 1,314
LME Aluminum Base Metal 1 9/2021 USD 63,113 1,302
LME Aluminum Base Metal 1 9/2021 USD 63,100 (87)
LME Aluminum Base Metal 2 9/2021 USD 126,182 6,908
LME Aluminum Base Metal 2 9/2021 USD 126,213 2,934
LME Aluminum Base Metal 28 9/2021 USD 1,767,150 133,710
LME Copper Base Metal 1 9/2021 USD 234,331 4,704
LME Copper Base Metal 1 9/2021 USD 234,319 3,116

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 15 9/2021 USD $ 3,516,375 $ 169,319
LME Lead Base Metal 3 9/2021 USD 170,325 21,117
LME Nickel Base Metal 6 9/2021 USD 655,704 56,936
LME Zinc Base Metal 5 9/2021 USD 372,125 20,792
Low Sulphur Gasoil 6 9/2021 USD 359,850 (2,604)
Russell 2000 E-Mini Index 8 9/2021 USD 923,120 (6,412)
S&P 500 E-Mini Index 54 9/2021 USD 11,579,220 136,693
S&P Midcap 400 E-Mini Index 3 9/2021 USD 807,720 (11,046)
S&P/TSX 60 Index 3 9/2021 CAD 582,139 3,987
Silver 4 9/2021 USD 523,880 (29,489)
SPI 200 Index 2 9/2021 AUD 270,844 (2,346)
Sugar No. 11 40 9/2021 USD 801,472 31,958
TOPIX Index 12 9/2021 JPY 2,098,744 (17,467)
U.S. Treasury 10 Year Note 408 9/2021 USD 54,060,000 226,959
Wheat 5 9/2021 USD 169,875 (4,280)
Cotton No. 2 2 12/2021 USD 84,900 582
Soybean Meal 2 12/2021 USD 76,340 (1,285)
742,333
Short Contracts
LME Aluminum Base Metal (1) 7/2021 USD (62,967) (4,645)
LME Aluminum Base Metal (1) 7/2021 USD (62,900) (5,778)
LME Aluminum Base Metal (1) 7/2021 USD (62,913) (5,103)
LME Copper Base Metal (1) 7/2021 USD (234,094) 854
LME Copper Base Metal (1) 7/2021 USD (234,036) 11,353
LME Nickel Base Metal (1) 7/2021 USD (109,249) (12,232)
LME Aluminum Base Metal (1) 8/2021 USD (63,020) 333
LME Aluminum Base Metal (1) 8/2021 USD (63,125) (3,722)
LME Aluminum Base Metal (1) 8/2021 USD (63,011) (2,047)
LME Aluminum Base Metal (9) 8/2021 USD (568,350) (17,420)
LME Copper Base Metal (1) 8/2021 USD (234,209) 31,238
LME Copper Base Metal (1) 8/2021 USD (234,236) 28,546
LME Copper Base Metal (4) 8/2021 USD (937,044) 81,689
LME Lead Base Metal (1) 8/2021 USD (56,802) (1,779)
LME Nickel Base Metal (1) 8/2021 USD (109,242) (5,085)
LME Nickel Base Metal (1) 8/2021 USD (109,239) (4,842)
LME Nickel Base Metal (2) 8/2021 USD (218,503) (3,901)
LME Aluminum Base Metal (1) 9/2021 USD (63,100) (229)
LME Aluminum Base Metal (1) 9/2021 USD (63,113) (1,615)
LME Aluminum Base Metal (2) 9/2021 USD (126,213) (2,981)
LME Aluminum Base Metal (2) 9/2021 USD (126,182) (5,888)
LME Aluminum Base Metal (12) 9/2021 USD (757,350) (18,747)
LME Copper Base Metal (1) 9/2021 USD (234,319) (4,014)
LME Copper Base Metal (1) 9/2021 USD (234,331) (3,710)
LME Copper Base Metal (10) 9/2021 USD (2,344,250) 150,095
LME Lead Base Metal (1) 9/2021 USD (56,775) (1,440)
LME Nickel Base Metal (2) 9/2021 USD (218,568) (2,247)
196,683
$ 939,016

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
Forward foreign currency contracts outstanding as of June 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
GBP 209,000 USD 289,004 CITI 9/15/2021 $ 156
USD 5,012,087 EUR 4,094,408 CITI 9/15/2021 149,445
USD 5,012,072 EUR 4,094,401 JPMC 9/15/2021 149,438
USD 2,478,369 GBP 1,750,917 CITI 9/15/2021 55,905
USD 2,101,006 GBP 1,483,913 JPMC 9/15/2021 47,953
Total unrealized appreciation 402,897
EUR 2,661,000 USD 3,242,641 CITI 9/15/2021 (82,357)
GBP 1,028,000 USD 1,454,308 CITI 9/15/2021 (32,029)
Total unrealized depreciation (114,386)
Net unrealized appreciation $ 288,511
Collateral pledged to, or (received from), each counterparty at June 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BARC
Cash $ – $ 1,101,758 $ 1,101,758
CITI
Cash (10,012) – (10,012)
Investment Companies 81,493 – 81,493
GSCO
Cash – 59,043 59,043
GSIN
Cash 442,603 – 442,603
JPMC
Investment Companies 271,853 – 271,853
JPMS
Cash – 98,665 98,665
MSCL
Cash – (130,124) (130,124)
U.S. Treasury Inflation Linked Notes – 1,124,459 1,124,459
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITI
Investment Companies $ 105,452 $ – $ 105,452
GSCO
Cash – 91,306 91,306
GSIN
U.S. Treasury Bills 379,950 – 379,950
MSCL
Cash – 455,966 455,966
SOCG
Cash (170,033) – (170,033)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 94.4%
COMMON STOCKS - 5.0%
Italy - 4.4%
A2A SpA (a) 1,505,740 3,080,000
Assicurazioni Generali SpA (a) 107,887 2,166,015
Azimut Holding SpA (a) 46,445 1,129,462
Banco BPM SpA (a) 182,617 588,661
Buzzi Unicem SpA (a) 136,823 3,634,893
DiaSorin SpA (a) 4,574 865,473
Eni SpA (a) 136,582 1,665,145
Hera SpA (a) 515,968 2,133,080
Intesa Sanpaolo SpA (a) 213,781 591,391
Italgas SpA (a) 237,588 1,554,110
Leonardo SpA *(a) 503,886 4,077,131
Mediobanca Banca di Credito
Finanziario SpA *(a) 24,118 282,184
Pirelli & C SpA (a)(b) 24,160 140,492
Prysmian SpA (a) 35,258 1,265,271
Saipem SpA *(a) 422,634 1,025,426
Telecom Italia SpA (a) 4,808,014 2,392,314
Unipol Gruppo SpA (a) 792,651 4,322,498
30,913,546
—
United Kingdom - 0.0% (c)
CNH Industrial NV (a) 8,881 147,315
United States - 0.6%
Stellantis NV (a) 225,539 4,437,117
TOTAL COMMON STOCKS
(Cost $29,797,583) 35,497,978
SHORT-TERM INVESTMENTS - 89.4%
INVESTMENT COMPANIES - 32.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(d)(e) 34,290,889 34,290,889
Limited Purpose Cash Investment
Fund, 0.01% (1)(d)(f) 198,669,065 198,589,597
TOTAL INVESTMENT COMPANIES
(Cost $232,883,354) 232,880,486
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 56.7%
U.S. Treasury Bills
0.09%, 7/15/2021 (g)(h) $ 4,697,000 4,696,922
0.10%, 7/22/2021 (g)(h) 10,874,000 10,873,713
0.09%, 7/29/2021 (h) 12,011,000 12,010,566
0.05%, 8/12/2021 (g)(h) 6,453,000 6,452,605
0.06%, 8/19/2021 (g)(h) 6,022,000 6,021,629
0.05%, 8/26/2021 (g)(h) 14,111,000 14,110,067
0.06%, 9/9/2021 (g)(h) 54,417,000 54,412,080
0.06%, 9/16/2021 (h)(i) 45,419,000 45,414,871
0.04%, 9/23/2021 (h)(i) 26,306,000 26,303,085
0.04%, 10/7/2021 (h)(i) 49,111,000 49,104,649
0.04%, 10/14/2021 (h)(i) 23,794,000 23,790,704
0.04%, 10/21/2021 (h)(j) 504,000 503,929
0.03%, 10/28/2021 (h)(j) 28,996,000 28,990,968
0.03%, 11/4/2021 (h)(i) 15,343,000 15,340,181
0.04%, 11/12/2021 (h)(i) 57,616,000 57,604,633
0.03%, 11/18/2021 (h)(i) 3,800,000 3,799,261
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 56.7% (continued)
0.03%, 11/26/2021 (h)(j) $ 15,872,000 15,868,542
0.04%, 12/9/2021 (h)(j) 23,117,000 23,111,572
0.04%, 12/16/2021 (h)(j) 5,906,000 5,904,581
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $404,323,539) 404,314,558
TOTAL SHORT-TERM INVESTMENTS
(Cost $637,206,893) 637,195,044
TOTAL LONG POSITIONS
(Cost $667,004,476) 672,693,022
SHARES
SHORT POSITIONS - (5.1)%
COMMON STOCKS - (5.1)%
Canada - (0.6)%
SNC-Lavalin Group, Inc. (1) (156,762) (4,078,392)
Italy - (4.4)%
Amplifon SpA (66,543) (3,290,135)
Atlantia SpA * (122,928) (2,232,127)
Brembo SpA (59,864) (758,641)
Davide Campari-Milano NV (379,895) (5,092,183)
Enel SpA (18,106) (168,257)
Ferrari NV (17,265) (3,564,296)
FinecoBank Banca Fineco SpA * (55,135) (962,179)
Infrastrutture Wireless Italiane SpA
(b) (156,379) (1,765,904)
Moncler SpA (22,549) (1,528,550)
Nexi SpA *(b) (209,324) (4,599,950)
Recordati Industria Chimica e
Farmaceutica SpA (34,247) (1,959,006)
Salvatore Ferragamo SpA * (33,304) (714,119)
Snam SpA (468,993) (2,713,010)
Terna SpA (83,529) (622,933)
UniCredit SpA (114,497) (1,353,664)
(31,324,954)
—
Portugal - 0.0% (c)
Banco Espirito Santo SA
(Registered) (3)*(k) (216,618) (3)
United States - (0.1)%
Tenaris SA (84,538) (924,870)
TOTAL COMMON STOCKS
(Proceeds $(32,756,246)) (36,328,219)
TOTAL SHORT POSITIONS
(Proceeds $(32,756,246)) (36,328,219)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 89.3%
(Cost $634,248,230) 636,364,803
OTHER ASSETS IN EXCESS OF
LIABILITIES - 10.7% (l) 76,286,236
NET ASSETS - 100.0% 712,651,039

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $35,429,823. In addition,
$4,665,147 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2021 amounted to $(6,225,362), which represents approximately (0.87)% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of June 30, 2021.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) For the period ended June 30, 2021, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(g) All or a portion of the security pledged as collateral for futures contracts.
(h) The rate shown was the effective yield at the date of purchase.
(i) All or a portion of the security pledged as collateral for swap and futures contracts.
(j) All or a portion of the security pledged as collateral for swap contracts.
(k) Security fair valued as of June 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June
30, 2021 amounted to $(3), which represents approximately (0.00)% of net assets of the fund.
(l) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 626,410 0.1%
Consumer Discretionary (1,987,997) (0.3)
Consumer Staples (5,092,184) (0.7)
Energy 1,765,701 0.2
Financials 6,764,367 0.9
Health Care (4,383,668) (0.6)
Industrials (820,803) (0.1)
Information Technology (4,599,950) (0.6)
Materials 3,634,893 0.5
Utilities 3,262,990 0.5
Short-Term Investments 637,195,044 89.4
Total Investments In Securities
At Value 636,364,803 89.3
Other Assets in Excess of
Liabilities (l) 76,286,236 10.7
Net Assets
$ 712,651,039 100.0%
Affiliate
Value
At
12/31/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2021
Shares
Held At
6/30/2021
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 27.9%
INVESTMENT COMPANIES - 27.9%
Limited Purpose
Cash Investment
Fund,
0.01% (1)(a)
(Cost $198,592,465) $182,233,410 $757,343,700 $(740,985,630) $(11,018) $9,135 $198,589,597 198,669,065 $14,495 $–
(a) Represents 7-day effective yield as of June 30, 2021.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
(3) Level 3 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
Forward effective interest rate swap contracts outstanding as of June 30, 2021:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M LIBOR Qtrly 0.50% Semi 12/15/2023 USD 37,600,000 $ 88,775 $ (76,270) $ 12,505
Pay 6M BBR Semi 2.00% Semi 9/11/2031 AUD 41,100,000 340,022 768,893 1,108,915
Pay 6M BBR Semi 2.00% Semi 12/11/2031 AUD 27,700,000 398,507 223,111 621,618
Receive 3M BA Qtrly 1.25% Semi 9/15/2031 CAD 4,200,000 209,235 (9,765) 199,470
Receive 3M BBR Qtrly 0.00% Qtrly 9/07/2023 AUD 76,500,000 204,334 158,914 363,248
Receive 3M LIBOR Qtrly 0.25% Semi 9/15/2023 USD 33,900,000 85,818 5,496 91,314
Receive 6M EURIBOR Semi 0.25% Annual 9/15/2031 EUR 13,900,000 742,817 (108,188) 634,629
Receive 6M EURIBOR Semi 0.00% Annual 12/15/2031 EUR 4,800,000 104,319 (10,893) 93,426
Receive 6M LIBOR Semi 0.25% Semi 9/15/2031 GBP 66,300,000 7,188,808 (621,745) 6,567,063
Receive 6M LIBOR Semi 1.00% Semi 12/15/2031 GBP 92,800,000 1,460,341 (1,223,113) 237,228
10,822,976 (893,560) 9,929,416
Pay 3M BA Qtrly 0.75% Semi 9/13/2023 CAD 18,600,000 (39,344) (17,380) (56,724)
Pay 3M BA Qtrly 1.00% Semi 12/13/2023 CAD 65,700,000 (55,366) (28,677) (84,043)
Pay 3M LIBOR Qtrly 1.00% Semi 9/15/2031 USD 7,200,000 (337,345) 22,800 (314,545)
Pay 6M BBR Semi 1.50% Semi 9/11/2031 AUD 43,400,000 (1,035,914) 678,431 (357,483)
Pay 6M EURIBOR Semi 0.5% Annual 9/15/2023 EUR 37,900,000 (52,065) (3,531) (55,596)
Pay 6M EURIBOR Semi 0.75% Annual 9/15/2023 EUR 29,500,000 (227,545) 7,704 (219,841)
Pay 6M EURIBOR Semi 0.5% Annual 12/15/2023 EUR 23,500,000 (57,514) 7,499 (50,015)
Pay 6M LIBOR Semi 0.00% Semi 9/15/2023 GBP 541,600,000 (6,153,141) (299,500) (6,452,641)
Pay 6M LIBOR Semi 0.50% Semi 12/15/2023 GBP 444,500,000 562,598 (732,431) (169,833)
Pay 6M LIBOR Semi 0.00% Semi 9/17/2031 JPY 283,200,000 (53,854) 28,731 (25,123)
Pay 6M LIBOR Semi 0.00% Semi 12/17/2031 JPY 9,609,800,000 (978,278) 37,029 (941,249)
Receive 3M BA Qtrly 2.00% Semi 12/15/2031 CAD 14,200,000 (48,757) (20,872) (69,629)
Receive 3M BBR Qtrly 0.50% Qtrly 9/07/2023 AUD 307,600,000 (1,220,638) 384,554 (836,084)
Receive 3M BBR Qtrly 0.50% Qtrly 12/07/2023 AUD 139,100,000 (447,734) 278,815 (168,919)
Receive 3M LIBOR Qtrly 1.75% Semi 12/15/2031 USD 7,700,000 (25,236) (151,719) (176,955)
Receive 6M LIBOR Semi 0.00% Semi 9/20/2023 JPY 1,390,400,000 (11,963) 5,616 (6,347)
Receive 6M LIBOR Semi 0.00% Semi 12/20/2023 JPY 47,383,100,000 (164,409) 13,020 (151,389)
Receive 6M LIBOR Semi 1.00% Semi 9/15/2031 GBP 48,400,000 571,915 (649,767) (77,852)
(9,774,590) (439,678) (10,214,268)
$ 1,048,386 $ (1,333,238) $ (284,852)
Abbreviations:
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2021 were as follows:
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.03%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.44%
3 Month London Interbank Offered Rate (''LIBOR''): 0.15%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.07%
6 Month Euro Interbank Offered Rate (''EURIBOR''): -0.52%
6 Month London Interbank Offered Rate (''LIBOR''): 0.16%

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
Total return swap contracts outstanding as of June 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
BIST 30 Index
August Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 08/31/2021 TRY (27,994,665) $ 111,683
DTOP Index
September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 09/16/2021 ZAR (358,710) 808
SGX NIFTY
50 Index July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/29/2021 USD (1,795,158) 5,493
SGX NIFTY
50 Index July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 07/29/2021 USD (1,732,170) 10,110
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 07/21/2021 TWD 56,678,400 63,192
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 07/21/2021 TWD 722,649,600 772,889
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.25%)
Increases in
total return of
reference entity
Monthly JPMC 09/15/2021 USD 2,079,454 36,527
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.45%) Monthly JPMC 09/15/2021 USD (366,942) 15,032
MSCI Israel Daily
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.70%) Monthly JPMC 09/15/2021 USD (267,467) 752
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SOR plus or minus
a specified spread
(0.00%) Monthly CITI 09/15/2021 SGD (512,472) 4,748

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.15%) Monthly CITI 09/15/2021 EUR (77,392,784) $ 2,641,840
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.20%) Monthly CITI 09/15/2021 SEK (12,821,453) 10,581
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly CITI 09/15/2021 CHF 12,373,891 311,459
3,985,114
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 08/18/2021 BRL 20,360,640 (144,449)
Tel Aviv Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 07/28/2021 ILS (21,036,750) (16,587)
WIG20 Index
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 09/17/2021 PLN 16,176,960 (16,636)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly CITI 09/15/2021 EUR 2,092,220 (8,049)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.21%)
Increases in
total return of
reference entity
Monthly CITI 09/15/2021 EUR 5,139,290 (157,970)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly CITI 09/15/2021 MXN 52,712,014 $ (47,902)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.25%) Monthly CITI 09/15/2021 EUR (2,789,486) (58,482)
MSCI Poland Net
Return Index
Decreases in
total return
of reference
entity and pays
the WIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly CITI 09/15/2021 PLN 755,947 (1,852)
(451,927)
$ 3,533,187
Futures contracts outstanding as of June 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 625 7/2021 USD $ 46,637,500 $ 923,607
CAC 40 10 Euro Index 1,791 7/2021 EUR 138,145,270 (2,721,059)
Hang Seng Index 192 7/2021 HKD 35,398,941 (421,109)
LME Copper Base Metal 2 7/2021 USD 465,613 27,607
LME Copper Base Metal 4 7/2021 USD 936,100 (7,511)
LME Copper Base Metal 6 7/2021 USD 1,404,057 (50,209)
LME Copper Base Metal 6 7/2021 USD 1,404,338 (79,178)
LME Copper Base Metal 13 7/2021 USD 3,042,527 62,242
LME Copper Base Metal 20 7/2021 USD 4,679,250 (64,803)
SGX FTSE Taiwan Index 76 7/2021 USD 4,636,760 57,570
WTI Crude Oil 335 7/2021 USD 24,612,450 1,249,636
LME Copper Base Metal 2 8/2021 USD 468,307 (31,049)
LME Copper Base Metal 5 8/2021 USD 1,170,627 (71,634)
LME Copper Base Metal 8 8/2021 USD 1,873,114 (126,907)
LME Copper Base Metal 8 8/2021 USD 1,874,088 (167,733)
3 Month Canadian Bankers Acceptance 141 9/2021 CAD 28,307,206 5,033
3 Month Sterling 978 9/2021 GBP 168,947,772 (6,809)
ASX 90 Day Bank Accepted Bill 193 9/2021 AUD 144,726,076 10,624
Australia 10 Year Bond 2,456 9/2021 AUD 260,052,782 (734,467)
Canada 10 Year Bond 707 9/2021 CAD 82,996,644 745,508
Corn 678 9/2021 USD 20,314,575 (1,018,545)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
FTSE/MIB Index 452 9/2021 EUR $ 67,005,594 $ (1,583,264)
Japan 10 Year Bond 556 9/2021 JPY 759,166,840 795,940
KOSPI 200 Index 69 9/2021 KRW 6,722,162 87,489
LME Copper Base Metal 2 9/2021 USD 468,725 3,845
LME Copper Base Metal 2 9/2021 USD 468,663 8,709
LME Copper Base Metal 6 9/2021 USD 1,406,144 (113,372)
LME Copper Base Metal 38 9/2021 USD 8,904,113 48,395
LME Copper Base Metal 40 9/2021 USD 9,377,000 32,295
MEX BOLSA Index 22 9/2021 MXN 559,149 (6,463)
S&P/TSX 60 Index 44 9/2021 CAD 8,538,045 56,338
SPI 200 Index 508 9/2021 AUD 68,794,488 (255,022)
TOPIX Index 209 9/2021 JPY 36,553,130 (349,653)
U.S. Treasury 10 Year Note 1,367 9/2021 USD 181,127,500 850,044
3 Month Canadian Bankers Acceptance 492 12/2021 CAD 98,719,506 (22,279)
3 Month Sterling 3,214 12/2021 GBP 555,046,099 (20,025)
ASX 90 Day Bank Accepted Bill 561 12/2021 AUD 420,638,975 8,928
3 Month Canadian Bankers Acceptance 512 3/2022 CAD 102,613,746 (65,121)
3 Month Sterling 3,320 3/2022 GBP 572,691,733 (246,621)
ASX 90 Day Bank Accepted Bill 579 3/2022 AUD 434,081,904 (7,079)
3 Month Canadian Bankers Acceptance 395 6/2022 CAD 79,013,543 (80,389)
3 Month Sterling 2,636 6/2022 GBP 454,384,378 (189,355)
ASX 90 Day Bank Accepted Bill 452 6/2022 AUD 338,801,966 (33,081)
(3,498,927)
Short Contracts
Amsterdam Exchange Index (49) 7/2021 EUR (8,475,070) 42,935
FTSE Bursa Malaysia KLCI Index (101) 7/2021 MYR (1,864,784) 21,840
HSCEI (46) 7/2021 HKD (3,131,422) 38,174
IBEX 35 Index (559) 7/2021 EUR (58,251,862) 2,473,624
LME Copper Base Metal (2) 7/2021 USD (465,613) (30,444)
LME Copper Base Metal (4) 7/2021 USD (936,100) 8,202
LME Copper Base Metal (6) 7/2021 USD (1,404,338) 80,429
LME Copper Base Metal (6) 7/2021 USD (1,404,057) 54,333
LME Copper Base Metal (13) 7/2021 USD (3,042,527) (50,008)
LME Copper Base Metal (20) 7/2021 USD (4,679,250) 75,403
MSCI Singapore Index (726) 7/2021 SGD (19,190,652) (32,688)
Natural Gas (70) 7/2021 USD (2,555,000) (284,920)
OMXS30 Index (89) 7/2021 SEK (2,356,528) 23,827
SGX NIFTY 50 Index (286) 7/2021 USD (9,007,284) 43,088
100 oz Gold (476) 8/2021 USD (84,328,160) 5,198,556
LME Copper Base Metal (2) 8/2021 USD (468,307) 31,867
LME Copper Base Metal (5) 8/2021 USD (1,170,627) 70,573
LME Copper Base Metal (8) 8/2021 USD (1,874,088) 163,560
LME Copper Base Metal (8) 8/2021 USD (1,873,114) 121,333
3 Month Euro Euribor (23) 9/2021 EUR (6,854,539) 884
3 Month Eurodollar (937) 9/2021 USD (233,922,050) (138,229)
DAX Index (105) 9/2021 EUR (48,332,356) 364,073
EURO STOXX 50 Index (1,938) 9/2021 EUR (93,194,721) 1,898,689
Euro-Bund (201) 9/2021 EUR (41,139,134) (291,190)
FTSE 100 Index (239) 9/2021 GBP (23,078,140) 250,419
FTSE/JSE Top 40 Index (265) 9/2021 ZAR (11,111,443) 322,631
LME Copper Base Metal (2) 9/2021 USD (468,663) (10,048)
LME Copper Base Metal (2) 9/2021 USD (468,725) (3,082)
LME Copper Base Metal (6) 9/2021 USD (1,406,144) 93,916
LME Copper Base Metal (38) 9/2021 USD (8,904,113) (21,212)
LME Copper Base Metal (131) 9/2021 USD (30,709,675) 2,232,812
Long Gilt (2,494) 9/2021 GBP (441,938,620) (3,191,928)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
S&P 500 E-Mini Index (79) 9/2021 USD $ (16,939,970) $ (199,215)
SET50 Index (2,210) 9/2021 THB (13,066,927) 19,606
Silver (133) 9/2021 USD (17,419,010) (10,271)
Soybean (249) 11/2021 USD (17,417,550) 686,131
3 Month Euro Euribor (311) 12/2021 EUR (92,680,680) 2,273
3 Month Eurodollar (2,240) 12/2021 USD (558,852,000) (249,061)
3 Month Euro Euribor (269) 3/2022 EUR (80,144,383) 11,581
3 Month Eurodollar (2,244) 3/2022 USD (559,878,000) (122,388)
3 Month Euro Euribor (176) 6/2022 EUR (52,428,648) 5,948
3 Month Eurodollar (1,773) 6/2022 USD (442,053,225) 127,163
9,829,186
$ 6,330,259
Forward foreign currency contracts outstanding as of June 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 112,436,484 USD 21,404,737 CITI
**
9/15/2021 $ 988,040
BRL 112,436,482 USD 21,404,763 JPMC
**
9/15/2021 988,014
CAD 3,506,000 USD 2,827,279 CITI 9/15/2021 961
CAD 3,506,000 USD 2,827,283 JPMC 9/15/2021 957
CLP 87,408,500 USD 117,278 CITI
**
9/15/2021 1,496
CLP 87,408,500 USD 117,278 JPMC
**
9/15/2021 1,496
CNY 2,975,000 USD 456,527 CITI
**
9/15/2021 916
CNY 2,975,000 USD 456,527 JPMC
**
9/15/2021 916
HUF 680,000,000 USD 2,277,093 CITI 9/15/2021 14,393
HUF 680,000,000 USD 2,277,096 JPMC 9/15/2021 14,390
KRW 509,844,000 USD 450,246 CITI
**
9/15/2021 809
KRW 509,844,000 USD 450,247 JPMC
**
9/15/2021 809
MXN 406,150,379 USD 20,126,597 CITI 9/15/2021 51,668
MXN 406,150,376 USD 20,126,622 JPMC 9/15/2021 51,643
NZD 7,665,000 USD 5,349,200 CITI 9/15/2021 7,370
NZD 7,665,000 USD 5,349,207 JPMC 9/15/2021 7,363
PLN 5,850,000 USD 1,533,314 CITI 9/15/2021 1,267
PLN 5,850,000 USD 1,533,316 JPMC 9/15/2021 1,265
USD 184,335 BRL 919,500 CITI
**
9/15/2021 1,208
USD 184,335 BRL 919,500 JPMC
**
9/15/2021 1,208
USD 118,229 CAD 144,000 CITI 9/15/2021 2,066
USD 118,229 CAD 144,000 JPMC 9/15/2021 2,066
USD 90,161,362 CHF 80,699,672 CITI 9/15/2021 2,763,977
USD 90,161,235 CHF 80,699,659 JPMC 9/15/2021 2,763,864
USD 138,732 CLP 100,225,003 CITI
**
9/15/2021 2,542
USD 138,732 CLP 100,224,997 JPMC
**
9/15/2021 2,542
USD 1,689,670 CNY 10,952,000 CITI
**
9/15/2021 5,665
USD 1,689,668 CNY 10,952,000 JPMC
**
9/15/2021 5,663
USD 885,134 DKK 5,386,212 CITI 9/15/2021 24,985
USD 885,133 DKK 5,386,211 JPMC 9/15/2021 24,984
USD 5,182,735 EUR 4,268,831 CITI 9/15/2021 112,943
USD 5,182,724 EUR 4,268,828 JPMC 9/15/2021 112,936
USD 21,094,562 GBP 14,900,876 CITI 9/15/2021 478,604
USD 21,094,535 GBP 14,900,875 JPMC 9/15/2021 478,578
USD 8,054,788 HUF 2,319,500,000 CITI 9/15/2021 238,462

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 8,054,778 HUF 2,319,500,000 JPMC 9/15/2021 $ 238,452
USD 7,391,677 JPY 819,749,500 CITI 9/15/2021 8,033
USD 7,391,668 JPY 819,749,500 JPMC 9/15/2021 8,024
USD 23,624,219 KRW 26,456,126,980 CITI
**
9/15/2021 218,668
USD 23,624,189 KRW 26,456,126,980 JPMC
**
9/15/2021 218,637
USD 4,020,952 MXN 80,009,000 CITI 9/15/2021 45,964
USD 4,020,947 MXN 80,009,000 JPMC 9/15/2021 45,960
USD 37,133,635 NOK 309,765,959 CITI 9/15/2021 1,145,555
USD 37,133,588 NOK 309,765,956 JPMC 9/15/2021 1,145,508
USD 34,910,556 NZD 48,264,075 CITI 9/15/2021 1,181,931
USD 34,910,507 NZD 48,264,068 JPMC 9/15/2021 1,181,887
USD 11,076,211 PLN 40,799,999 CITI 9/15/2021 373,491
USD 11,076,196 PLN 40,799,997 JPMC 9/15/2021 373,477
USD 2,738 SEK 22,727 CITI 9/15/2021 81
USD 2,738 SEK 22,726 JPMC 9/15/2021 81
USD 7,964,192 SGD 10,572,254 CITI 9/15/2021 102,115
USD 7,964,176 SGD 10,572,245 JPMC 9/15/2021 102,104
USD 8,491 THB 269,000 CITI 9/15/2021 100
USD 8,491 THB 269,000 JPMC 9/15/2021 100
USD 2,991,716 TWD 82,255,003 CITI
**
9/15/2021 26,336
USD 2,991,713 TWD 82,254,997 JPMC
**
9/15/2021 26,332
USD 9,983,746 ZAR 139,508,001 CITI 9/15/2021 309,589
USD 9,983,733 ZAR 139,507,999 JPMC 9/15/2021 309,576
ZAR 8,000,000 USD 553,314 CITI 9/15/2021 1,444
ZAR 8,000,000 USD 553,315 JPMC 9/15/2021 1,443
USD 9,821,615 ILS 31,889,774 CITI 9/17/2021 30,961
USD 9,821,602 ILS 31,889,772 JPMC 9/17/2021 30,948
Total unrealized appreciation 16,282,863
AUD 54,450,496 USD 42,165,389 CITI 9/15/2021 (1,316,900)
AUD 54,450,493 USD 42,165,439 JPMC 9/15/2021 (1,316,950)
BRL 5,700,000 USD 1,148,876 CITI
**
9/15/2021 (13,668)
BRL 5,700,000 USD 1,148,877 JPMC
**
9/15/2021 (13,670)
CAD 31,573,178 USD 26,017,712 CITI 9/15/2021 (548,079)
CAD 31,573,172 USD 26,017,740 JPMC 9/15/2021 (548,111)
CHF 19,719,000 USD 21,618,616 CITI 9/15/2021 (263,027)
CHF 19,719,000 USD 21,618,643 JPMC 9/15/2021 (263,054)
CLP 134,854,503 USD 186,759 CITI
**
9/15/2021 (3,513)
CLP 134,854,497 USD 186,759 JPMC
**
9/15/2021 (3,513)
CNY 18,207,000 USD 2,817,950 CITI
**
9/15/2021 (18,398)
CNY 18,207,000 USD 2,817,953 JPMC
**
9/15/2021 (18,404)
EUR 47,538,644 USD 57,895,913 CITI 9/15/2021 (1,437,593)
EUR 47,538,643 USD 57,895,984 JPMC 9/15/2021 (1,437,666)
GBP 7,095,500 USD 9,856,680 CITI 9/15/2021 (39,772)
GBP 7,095,500 USD 9,856,692 JPMC 9/15/2021 (39,784)
INR 533,624,346 USD 7,183,239 CITI
**
9/15/2021 (73,152)
INR 533,624,344 USD 7,183,248 JPMC
**
9/15/2021 (73,161)
JPY 9,686,368,181 USD 88,935,072 CITI 9/15/2021 (1,688,055)
JPY 9,686,368,175 USD 88,935,183 JPMC 9/15/2021 (1,688,162)
KRW 902,951,000 USD 808,547 CITI
**
9/15/2021 (9,710)
KRW 902,951,000 USD 808,548 JPMC
**
9/15/2021 (9,713)
MXN 144,532,794 USD 7,186,741 CITI 9/15/2021 (6,096)
MXN 144,532,792 USD 7,186,750 JPMC 9/15/2021 (6,107)
NOK 2,302,760 USD 277,662 CITI 9/15/2021 (10,130)
NOK 2,302,757 USD 277,662 JPMC 9/15/2021 (10,130)
PLN 5,850,000 USD 1,554,585 CITI 9/15/2021 (20,002)
PLN 5,850,000 USD 1,554,587 JPMC 9/15/2021 (20,006)
SEK 36,304,593 USD 4,368,867 CITI 9/15/2021 (123,685)
SEK 36,304,592 USD 4,368,873 JPMC 9/15/2021 (123,688)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGD 350,000 USD 260,508 CITI 9/15/2021 $ (230)
SGD 350,000 USD 260,508 JPMC 9/15/2021 (230)
THB 5,917,001 USD 188,029 CITI 9/15/2021 (3,468)
THB 5,916,999 USD 188,029 JPMC 9/15/2021 (3,468)
TWD 117,166,660 USD 4,269,674 CITI
**
9/15/2021 (45,692)
TWD 117,166,656 USD 4,269,680 JPMC
**
9/15/2021 (45,696)
USD 281,274 BRL 1,436,000 CITI
**
9/15/2021 (4,718)
USD 281,274 BRL 1,436,000 JPMC
**
9/15/2021 (4,719)
USD 2,864,818 KRW 3,246,882,500 CITI
**
9/15/2021 (7,676)
USD 2,864,815 KRW 3,246,882,500 JPMC
**
9/15/2021 (7,678)
USD 8,718,423 MXN 180,000,000 CITI 9/15/2021 (224,293)
USD 8,718,412 MXN 180,000,000 JPMC 9/15/2021 (224,305)
USD 683,989 TWD 19,005,000 CITI
**
9/15/2021 (1,162)
USD 683,988 TWD 19,005,000 JPMC
**
9/15/2021 (1,163)
USD 251,337 ZAR 3,637,500 CITI 9/15/2021 (905)
USD 251,337 ZAR 3,637,500 JPMC 9/15/2021 (905)
ZAR 210,010,502 USD 14,851,283 CITI 9/15/2021 (288,143)
ZAR 210,010,498 USD 14,851,302 JPMC 9/15/2021 (288,165)
ILS 2,393,501 USD 737,138 CITI 9/17/2021 (2,296)
ILS 2,393,499 USD 737,139 JPMC 9/17/2021 (2,297)
USD 9,784,134 ILS 31,889,773 CITI 9/17/2021 (6,520)
USD 9,784,122 ILS 31,889,772 JPMC 9/17/2021 (6,532)
Total unrealized depreciation (12,314,160)
Net unrealized appreciation $ 3,968,703
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at June 30, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-0.50% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
59-61 months
maturity ranging
from 04/17/2026
- 06/19/2026 $4,901,143 $32,544 $(4,425) $28,119

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-3.36% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
08/25/2021
- 07/25/2022 $471,474,760 $3,037,221 $(19,507,535) $(16,470,314)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 12,934 2,569,080 50,184 (0.3)
Activision Blizzard, Inc. 26,342 2,514,080 83,768 (0.5)
Alphabet, Inc. 1,571 3,836,052 (13,165) 0.1
Amdocs Ltd. 41,500 3,210,440 (61,835) 0.4
AutoNation, Inc. 40,989 3,886,167 (2,049) 0.0
Builders FirstSource, Inc. 62,763 2,677,470 (160,046) 1.0
Carrier Global Corp. 61,149 2,971,841 94,169 (0.6)
Cummins, Inc. 11,763 2,867,937 34,818 (0.2)
Dick's Sporting Goods, Inc. 31,635 3,169,511 (32,268) 0.2
Eaton Corp. plc 17,061 2,528,099 25,421 (0.2)
Emerson Electric Co. 25,286 2,433,525 6,069 (0.0)
Facebook, Inc. 13,783 4,792,487 87,384 (0.5)
Foot Locker, Inc. 42,010 2,589,076 (73,938) 0.4
Huntington Ingalls Industries, Inc. 13,037 2,747,548 (32,984) 0.2
IAC/InterActiveCorp 20,144 3,105,600 34,446 (0.2)
J2 Global, Inc. 17,594 2,420,055 (18,474) 0.1
Johnson Controls International plc 36,024 2,472,327 55,477 (0.3)
Kohl's Corp. 71,387 3,934,138 (149,199) 0.9
LKQ Corp. 60,133 2,959,746 (37,884) 0.2
Micron Technology, Inc. 39,004 3,314,560 115,062 (0.7)
Molina Healthcare, Inc. 11,830 2,993,700 (18,810) 0.1
Owens Corning 37,650 3,685,935 47,063 (0.3)
Penske Automotive Group, Inc. 36,411 2,748,666 19,662 (0.1)
Quidel Corp. 24,666 3,160,208 222,734 (1.4)
Qurate Retail, Inc. 353,692 4,629,828 (77,812) 0.5
Regal Beloit Corp. 28,615 3,820,389 38,630 (0.2)
Target Corp. 12,526 3,028,035 14,906 (0.1)
World Fuel Services Corp. 95,496 3,030,088 (133,694) 0.8
Yelp, Inc. 96,993 3,875,840 (102,813) 0.6
Short Positions
Common Stocks
Argentina
MercadoLibre, Inc. (1,588) (2,473,771) (25,519) 0.2
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (21,621) (2,597,979) (78,484) 0.5

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Boeing Co. (The) (20,088) (4,812,281) 177,176 (1.1)
Carvana Co. (12,565) (3,792,368) (20,858) 0.1
Cheniere Energy, Inc. (41,655) (3,613,155) 29,159 (0.2)
Cree, Inc. (25,679) (2,514,744) 16,948 (0.1)
Dexcom, Inc. (6,512) (2,780,624) 21,880 (0.1)
General Electric Co. (305,195) (4,107,925) (91,559) 0.6
Guardant Health, Inc. (22,954) (2,850,657) (22,036) 0.1
Hess Corp. (73,272) (6,398,111) 146,544 (0.9)
Marathon Petroleum Corp. (46,738) (2,823,910) 99,552 (0.6)
Nordstrom, Inc. (70,846) (2,590,838) (10,627) 0.1
NOV, Inc. (166,949) (2,557,659) 56,763 (0.3)
Occidental Petroleum Corp. (125,112) (3,912,252) 205,184 (1.2)
Plug Power, Inc. (82,210) (2,810,760) (192,371) 1.2
Sabre Corp. (267,105) (3,333,470) 181,631 (1.1)
Schlumberger NV (85,091) (2,723,763) 114,022 (0.7)
Snap, Inc. (37,298) (2,541,486) (17,530) 0.1
Spirit AeroSystems Holdings, Inc. (69,248) (3,267,813) 180,737 (1.1)
Sunrun, Inc. (43,839) (2,445,339) (61,375) 0.4
Trex Co., Inc. (34,321) (3,507,949) (69,328) 0.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.65% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
1-61 months
maturity
ranging from
07/09/2021
- 06/12/2026 $84,755,558 $657,054 $(429,741) $227,313
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 693,094 4,258,248 (500,674) (220.3)
Ansell Ltd. 53,178 1,734,689 188,069 82.7
Aristocrat Leisure Ltd. 14,109 455,474 23,926 10.5
Aurizon Holdings Ltd. 660,794 1,840,541 (1,191) (0.5)
BlueScope Steel Ltd. 68,681 1,128,548 (20,802) (9.2)
Brambles Ltd. 145,376 1,247,610 37,132 16.3
carsales.com Ltd. 56,978 843,790 35,023 15.4
Cleanaway Waste Management Ltd. 461,634 914,399 517 0.2
Computershare Ltd. 61,704 782,048 36,311 16.0
Crown Resorts Ltd. 57,678 514,831 (22,222) (9.8)
Domino's Pizza Enterprises Ltd. 8,968 810,959 29,377 12.9
Fortescue Metals Group Ltd. 238,205 4,161,186 118,287 52.0
Harvey Norman Holdings Ltd. 833,784 3,429,353 158,944 69.9

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Incitec Pivot Ltd. 656,274 1,171,090 (4,463) (2.0)
JB Hi-Fi Ltd. 104,638 3,965,606 242,337 106.6
Qantas Airways Ltd. 646,044 2,255,331 (76,006) (33.4)
Qube Holdings Ltd. 575,981 1,369,056 9,113 4.0
Tabcorp Holdings Ltd. 586,869 2,277,022 40,320 17.7
Treasury Wine Estates Ltd. 163,980 1,435,857 (29,107) (12.8)
Wesfarmers Ltd. 33,208 1,472,212 115,730 50.9
Worley Ltd. 244,588 2,188,516 (59,485) (26.2)
Short Positions
Common Stocks
Australia
Afterpay Ltd. (18,037) (1,600,968) (267,476) (117.7)
Alumina Ltd. (1,168,825) (1,438,897) 60,335 26.5
AMP Ltd. (2,294,924) (1,936,334) 65,899 29.0
APA Group (698,204) (4,658,856) 159,236 70.1
AusNet Services Ltd. (814,958) (1,068,141) 31,269 13.8
Challenger Ltd. (215,799) (874,319) 15,444 6.8
CIMIC Group Ltd. (53,195) (788,033) 82,824 36.4
Cochlear Ltd. (5,185) (978,239) (67,151) (29.5)
Commonwealth Bank of Australia (9,292) (695,810) 7,969 3.5
CSL Ltd. (5,882) (1,257,975) 38,973 17.1
Insurance Australia Group Ltd. (547,352) (2,116,314) 27,334 12.0
Magellan Financial Group Ltd. (29,434) (1,188,770) (101,129) (44.5)
Medibank Pvt Ltd. (1,253,407) (2,971,607) (49,197) (21.6)
NEXTDC Ltd. (53,871) (479,382) (18,411) (8.1)
Northern Star Resources Ltd. (103,026) (756,636) 85,659 37.7
Oil Search Ltd. (1,100,363) (3,143,623) 334,212 147.0
OZ Minerals Ltd. (69,386) (1,166,509) 150,966 66.4
QBE Insurance Group Ltd. (318,676) (2,571,575) 111,715 49.1
Ramsay Health Care Ltd. (11,182) (527,575) 4,713 2.1
REA Group Ltd. (6,193) (784,711) (18,702) (8.2)
SEEK Ltd. (94,613) (2,351,983) (231,992) (102.1)
Sydney Airport (325,558) (1,412,601) 74,816 32.9
Telstra Corp. Ltd. (245,005) (691,009) (35,111) (15.4)
Transurban Group (173,259) (1,847,822) 25,448 11.2
WiseTech Global Ltd. (22,064) (527,256) (33,349) (14.7)
Woodside Petroleum Ltd. (34,253) (570,370) 40,136 17.7
Woolworths Group Ltd. (22,264) (637,116) (32,689) (14.4)
New Zealand
Xero Ltd. (10,064) (1,035,181) (61,176) (26.9)
United States
James Hardie Industries plc (79,279) (2,690,102) (106,415) (46.8)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-1.25% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
44-61 months
maturity
ranging from
01/13/2025
- 06/25/2026 $213,947,812 $(4,122,986) $813,430 $(3,309,556)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Anhui Conch Cement Co. Ltd. 415,000 2,199,780 (63,012) 1.9
Bank of China Ltd. 7,676,000 2,756,165 (43,135) 1.3
BOC Hong Kong Holdings Ltd. 474,500 1,608,228 (133,530) 4.0
China CITIC Bank Corp. Ltd. 3,816,000 1,806,719 (247,419) 7.5
China Medical System Holdings Ltd. 693,000 1,821,498 (53,235) 1.6
China National Building Material Co. Ltd. 1,460,000 1,714,384 (112,227) 3.4
China Petroleum & Chemical Corp. 3,240,000 1,646,763 (84,968) 2.6
China Resources Cement Holdings Ltd. 1,962,000 1,864,168 (112,486) 3.4
CITIC Ltd. 2,250,000 2,422,782 (191,979) 5.8
CSPC Pharmaceutical Group Ltd. 1,412,000 2,039,568 (143,818) 4.3
Hengan International Group Co. Ltd. 263,500 1,763,210 (36,540) 1.1
New China Life Insurance Co. Ltd. 608,000 2,073,137 (83,808) 2.5
PICC Property & Casualty Co. Ltd. 1,876,000 1,640,987 (163,952) 5.0
Sinopharm Group Co. Ltd. 634,400 1,882,099 (195,932) 5.9
Tingyi Cayman Islands Holding Corp. 894,000 1,784,807 93,665 (2.8)
Topsports International Holdings Ltd. 1,063,000 1,738,211 57,726 (1.7)
Hong Kong
CLP Holdings Ltd. 185,000 1,828,327 (30,180) 0.9
Kerry Properties Ltd. 502,500 1,656,992 (16,005) 0.5
Sun Hung Kai Properties Ltd. 153,500 2,281,309 (134,598) 4.1
WH Group Ltd. 4,426,000 3,972,789 (194,268) 5.9
United Kingdom
CK Hutchison Holdings Ltd. 786,000 6,118,860 44,849 (1.4)
Short Positions
Common Stocks
China
Alibaba Health Information Technology Ltd. (978,000) (2,166,367) 72,772 (2.2)
ANTA Sports Products Ltd. (68,000) (1,596,009) (212,167) 6.4
Budweiser Brewing Co. APAC Ltd. (623,700) (1,963,878) 120,658 (3.6)
China Conch Venture Holdings Ltd. (418,000) (1,758,759) 24,643 (0.7)
China Gas Holdings Ltd. (585,600) (1,783,912) 346,863 (10.5)
China International Capital Corp. Ltd. (688,800) (1,852,334) 45,371 (1.4)
China Mengniu Dairy Co. Ltd. (258,000) (1,558,643) (19,986) 0.6
China Merchants Bank Co. Ltd. (423,500) (3,607,455) 122,253 (3.7)
China Molybdenum Co. Ltd. (2,943,000) (1,743,914) 37,056 (1.1)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
China (continued)
ENN Energy Holdings Ltd. (91,900) (1,746,628) (58,939) 1.8
ESR Cayman Ltd. (741,800) (2,501,158) (169,976) 5.1
Ganfeng Lithium Co. Ltd. (121,600) (1,816,004) (112,790) 3.4
Haidilao International Holding Ltd. (323,000) (1,700,815) (70,922) 2.1
Hua Hong Semiconductor Ltd. (322,000) (1,777,664) (46,562) 1.4
Meituan (52,700) (2,173,936) (182,162) 5.5
Microport Scientific Corp. (202,000) (1,812,906) (44,630) 1.3
Ping An Healthcare and Technology Co. Ltd. (130,300) (1,623,234) (123,617) 3.7
Sunny Optical Technology Group Co. Ltd. (84,500) (2,668,731) (528,015) 16.0
Venus MedTech Hangzhou, Inc. (187,500) (1,562,039) 131,316 (4.0)
Weimob, Inc. (807,000) (1,780,839) 25,163 (0.8)
Xinyi Solar Holdings Ltd. (858,000) (1,846,780) (285,590) 8.6
Yihai International Holding Ltd. (418,000) (2,807,307) 73,619 (2.2)
ZhongAn Online P&C Insurance Co. Ltd. (502,100) (2,838,840) (153,256) 4.6
Zijin Mining Group Co. Ltd. (1,794,000) (2,407,348) 114,790 (3.5)
Hong Kong
AIA Group Ltd. (364,000) (4,515,631) 1,069 (0.0)
Hong Kong & China Gas Co. Ltd. (4,459,716) (6,924,709) 82,935 (2.5)
Man Wah Holdings Ltd. (812,000) (1,950,714) 135,578 (4.1)
Vitasoy International Holdings Ltd. (420,000) (1,559,255) 74,386 (2.2)
Wharf Real Estate Investment Co. Ltd. (525,000) (3,051,849) (36,104) 1.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.08% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
44-61 months
maturity
ranging from
01/14/2025
- 06/25/2026 $560,003,241 $(5,702,561) $(5,339,291) $(11,041,852)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 126,800 5,311,706 (191,468) 1.7
Brother Industries Ltd. 159,800 3,191,754 (164,826) 1.5
DeNA Co. Ltd. 143,300 3,054,694 210,928 (1.9)
ENEOS Holdings, Inc. 966,900 4,052,087 (28,472) 0.3
Haseko Corp. 221,200 3,032,468 (42,550) 0.4
Kajima Corp. 348,900 4,427,477 (235,167) 2.1
Mitsubishi Electric Corp. 202,000 2,932,482 (305,358) 2.8
Mitsui Chemicals, Inc. 109,700 3,792,088 48,977 (0.4)
Nippon Express Co. Ltd. 46,000 3,507,714 (225,311) 2.0
Nippon Telegraph & Telephone Corp. 196,600 5,140,144 9,811 (0.1)
Nippon Yusen KK 78,900 4,004,027 506,949 (4.6)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Obayashi Corp. 477,300 3,805,399 (261,336) 2.4
Osaka Gas Co. Ltd. 326,100 6,084,666 (76,265) 0.7
Shimamura Co. Ltd. 38,700 3,712,824 244,751 (2.2)
Sojitz Corp. 1,199,900 3,629,539 (108,430) 1.0
Sumitomo Heavy Industries Ltd. 114,500 3,166,159 (331,246) 3.0
Suntory Beverage & Food Ltd. 112,100 4,225,309 (115,175) 1.0
T&D Holdings, Inc. 264,700 3,434,983 (81,011) 0.7
Taiheiyo Cement Corp. 166,500 3,659,931 (46,410) 0.4
Tokyo Electric Power Co. Holdings, Inc. 1,066,900 3,176,990 (195,150) 1.8
Tokyo Gas Co. Ltd. 184,400 3,478,093 (135,071) 1.2
TOPPAN, Inc. 252,800 4,065,492 (303,587) 2.7
Tosoh Corp. 218,000 3,758,934 (148,080) 1.3
Toyota Boshoku Corp. 141,500 2,937,014 51,800 (0.5)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (142,400) (3,822,693) (43,955) 0.4
Asics Corp. (260,100) (6,595,001) (341,199) 3.1
CyberAgent, Inc. (162,000) (3,469,566) (370,344) 3.4
Daikin Industries Ltd. (20,600) (3,838,806) (149,574) 1.4
East Japan Railway Co. (44,800) (3,194,869) 225,357 (2.0)
Japan Airport Terminal Co. Ltd. (118,100) (5,305,442) 467,860 (4.2)
Kakaku.com, Inc. (103,400) (3,110,697) 63,888 (0.6)
Keihan Holdings Co. Ltd. (109,500) (3,311,107) 275,937 (2.5)
Keio Corp. (56,700) (3,337,679) 261,195 (2.4)
Kikkoman Corp. (59,100) (3,897,545) (149,170) 1.4
Kobe Bussan Co. Ltd. (129,300) (4,073,783) (708,805) 6.4
Marui Group Co. Ltd. (222,000) (4,188,581) 297,940 (2.7)
Mercari, Inc. (72,900) (3,853,744) (450,672) 4.1
Mitsubishi Motors Corp. (1,350,500) (3,803,617) 76,274 (0.7)
MonotaRO Co. Ltd. (162,200) (3,822,180) (146,677) 1.3
Odakyu Electric Railway Co. Ltd. (168,200) (4,254,407) 238,795 (2.2)
Park24 Co. Ltd. (217,500) (3,945,827) 996,692 (9.0)
PeptiDream, Inc. (76,300) (3,728,841) (335,193) 3.0
Pigeon Corp. (151,400) (4,270,081) 290,475 (2.6)
Rakuten Group, Inc. (283,800) (3,204,430) 78,640 (0.7)
Seibu Holdings, Inc. (263,500) (3,090,395) 311,910 (2.8)
Shiseido Co. Ltd. (68,700) (5,067,227) (88,890) 0.8
TOTO Ltd. (124,600) (6,455,940) 69,436 (0.6)
Unicharm Corp. (90,300) (3,637,309) (73,802) 0.7
West Japan Railway Co. (68,900) (3,937,296) 382,467 (3.5)
Yaskawa Electric Corp. (60,200) (2,939,886) (133,274) 1.2

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Floating Rate plus
or minus a specified spread
(-0.18% to 0.02%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
44-61 months
maturity
ranging from
01/13/2025
- 06/26/2026 $800,485,288 $(6,003,874) $(568,463) $(6,572,337)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Arrow Electronics, Inc. 40,195 4,575,397 (292,620) 4.5
Berry Global Group, Inc. 68,142 4,444,221 (79,045) 1.2
Bio-Rad Laboratories, Inc. 5,443 3,506,870 343,617 (5.2)
Brunswick Corp. 33,161 3,303,499 135,628 (2.1)
Capital One Financial Corp. 23,844 3,688,428 (139,278) 2.1
Carter's, Inc. 34,696 3,579,586 (8,327) 0.1
Deckers Outdoor Corp. 14,464 5,555,188 871,602 (13.3)
HP, Inc. 157,798 4,763,922 21,484 (0.3)
Jabil, Inc. 55,295 3,213,745 45,342 (0.7)
Jazz Pharmaceuticals plc 21,330 3,789,061 (89,669) 1.4
ManpowerGroup, Inc. 29,715 3,533,411 (126,289) 1.9
MDU Resources Group, Inc. 120,904 3,789,131 (245,435) 3.7
Nu Skin Enterprises, Inc. 91,101 5,160,872 (527,475) 8.0
PerkinElmer, Inc. 25,013 3,862,257 325,419 (5.0)
SYNNEX Corp. 44,433 5,410,162 (208,835) 3.2
Thermo Fisher Scientific, Inc. 10,571 5,332,752 594,725 (9.0)
United Therapeutics Corp. 24,223 4,345,848 112,879 (1.7)
Unum Group 125,360 3,560,224 (302,051) 4.6
Werner Enterprises, Inc. 95,762 4,263,324 (114,914) 1.7
Short Positions
Common Stocks
United States
10X Genomics, Inc. (17,379) (3,403,156) (166,317) 2.5
Adaptive Biotechnologies Corp. (128,393) (5,246,138) (647,100) 9.8
American Airlines Group, Inc. (151,632) (3,216,115) 400,308 (6.1)
American Water Works Co., Inc. (35,299) (5,440,635) 121,854 (1.9)
Ball Corp. (59,090) (4,787,472) (7,091) 0.1
Beyond Meat, Inc. (34,100) (5,370,409) (250,294) 3.8
Bluebird Bio, Inc. (126,976) (4,060,692) 125,706 (1.9)
CenterPoint Energy, Inc. (196,069) (4,807,612) 245,086 (3.7)
Chegg, Inc. (47,209) (3,923,540) (389,088) 5.9
Cinemark Holdings, Inc. (175,585) (3,854,091) 221,237 (3.4)
Delta Air Lines, Inc. (74,968) (3,243,116) 244,396 (3.7)
Dominion Energy, Inc. (64,479) (4,743,720) 188,923 (2.9)
Grocery Outlet Holding Corp. (101,382) (3,513,900) (92,258) 1.4

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Ionis Pharmaceuticals, Inc. (85,244) (3,400,383) (253,175) 3.9
Iovance Biotherapeutics, Inc. (144,403) (3,757,366) (776,887) 11.8
LendingTree, Inc. (28,890) (6,121,213) (154,850) 2.4
Liberty Broadband Corp. (21,094) (3,663,184) (302,277) 4.6
Live Nation Entertainment, Inc. (47,243) (4,138,014) 27,401 (0.4)
Lyft, Inc. (73,883) (4,468,444) (376,803) 5.7
Madison Square Garden Sports Corp. (25,815) (4,454,895) 106,874 (1.6)
NextEra Energy, Inc. (47,912) (3,510,991) (39,767) 0.6
NiSource, Inc. (161,650) (3,960,425) 181,048 (2.8)
Norwegian Cruise Line Holdings Ltd. (117,686) (3,461,145) 382,480 (5.8)
Pure Storage, Inc. (194,884) (3,806,085) (116,930) 1.8
Reata Pharmaceuticals, Inc. (27,455) (3,885,706) (3,569) 0.1
Royal Caribbean Cruises Ltd. (38,467) (3,280,466) 288,887 (4.4)
Tesla, Inc. (7,178) (4,878,887) (580,844) 8.8
T-Mobile US, Inc. (32,633) (4,726,237) 79,625 (1.2)
Uber Technologies, Inc. (90,374) (4,529,545) (88,567) 1.3
WEC Energy Group, Inc. (37,137) (3,303,336) 147,063 (2.2)
Willis Towers Watson plc (43,563) (10,020,361) 1,066,859 (16.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Rand
Overnight Deposit Rate plus
or minus a specified spread
(-0.10% to 0.06%), which is
denominated in ZAR based
on the local currencies of the
positions within the swap.
59-61 months
maturity
ranging from
04/20/2026
- 06/29/2026 $22,853,533 $(40,246) $(77,933) $(118,179)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Luxembourg
Reinet Investments SCA 11,033 216,511 (3,076) 2.6
South Africa
Absa Group Ltd. 41,612 395,270 (36,870) 31.2
African Rainbow Minerals Ltd. 11,547 206,479 3,079 (2.6)
Aspen Pharmacare Holdings Ltd. 42,170 478,665 (9,067) 7.7
Exxaro Resources Ltd. 13,708 161,674 3,017 (2.6)
Impala Platinum Holdings Ltd. 85,361 1,403,977 (56,628) 47.9
Kumba Iron Ore Ltd. 7,621 340,558 16,655 (14.1)
MTN Group 135,354 977,877 (21,387) 18.1
MultiChoice Group 135,981 1,117,368 (132,384) 112.0
Nedbank Group Ltd. 26,892 321,709 (13,644) 11.5
Sasol Ltd. 40,080 610,583 (35,781) 30.3
Shoprite Holdings Ltd. 96,772 1,053,378 (5,899) 5.0
Sibanye Stillwater Ltd. 418,806 1,745,326 (99,298) 84.0

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Africa (continued)
SPAR Group Ltd. (The) 11,389 144,269 (7,980) 6.8
Standard Bank Group Ltd. 33,285 297,256 (27,975) 23.7
Woolworths Holdings Ltd. 78,675 297,443 (4,477) 3.8
Short Positions
Common Stocks
South Africa
Anglo American Platinum Ltd. (5,939) (685,914) 6,259 (5.3)
Bidvest Group Ltd. (The) (21,054) (281,217) 13,329 (11.3)
Capitec Bank Holdings Ltd. (33,701) (3,972,630) 91,611 (77.5)
Clicks Group Ltd. (99,970) (1,720,002) 71,817 (60.8)
Discovery Ltd. (218,051) (1,928,102) 161,359 (136.5)
FirstRand Ltd. (242,932) (911,452) 18,225 (15.4)
Mr Price Group Ltd. (8,193) (120,784) 1,607 (1.4)
Naspers Ltd. (6,545) (1,379,994) (33,982) 28.8
Northam Platinum Ltd. (29,088) (439,396) 6,902 (5.8)
Old Mutual Ltd. (26,640) (25,185) 250 (0.2)
Rand Merchant Investment Holdings Ltd. (72,142) (158,328) 5,339 (4.5)
Sanlam Ltd. (293,420) (1,261,007) 38,891 (32.9)
Tiger Brands Ltd. (12,254) (179,348) 9,426 (8.0)
Vodacom Group Ltd. (2,421) (21,831) 436 (0.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-2.83% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
45-61 months
maturity
ranging from
02/25/2025
- 07/02/2026 $145,876,093 $798,089 $8,014 $806,103
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Burkina Faso
Endeavour Mining plc 54,552 1,171,486 (87,431) (10.8)
Canada
Atco Ltd. 50,150 1,778,472 (69,453) (8.6)
Canadian Imperial Bank of Commerce 11,671 1,328,570 (41,441) (5.1)
Canadian Natural Resources Ltd. 44,204 1,604,695 49,442 6.1
Canadian Tire Corp. Ltd. 28,192 4,461,232 (78,443) (9.7)
CI Financial Corp. 111,182 2,040,489 89,436 11.1
Empire Co. Ltd. 52,321 1,650,332 (139,720) (17.3)
Finning International, Inc. 48,297 1,264,309 4,332 0.5
iA Financial Corp., Inc. 35,634 1,940,092 (9,100) (1.1)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Kinross Gold Corp. 384,652 2,438,984 (112,713) (14.0)
Linamar Corp. 23,995 1,505,011 13,878 1.7
Magna International, Inc. 38,778 3,590,312 59,077 7.3
Manulife Financial Corp. 137,158 2,699,786 15,814 2.0
National Bank of Canada 28,533 2,135,371 2,812 0.3
Quebecor, Inc. 70,467 1,879,347 1,058 0.1
Stantec, Inc. 35,474 1,582,823 41,387 5.1
Teck Resources Ltd. 79,738 1,836,496 195,854 24.3
TFI International, Inc. 27,756 2,534,000 26,110 3.2
Tourmaline Oil Corp. 234,538 6,703,518 776,277 96.3
West Fraser Timber Co. Ltd. 43,334 3,110,917 169,053 21.0
Chile
Lundin Mining Corp. 146,530 1,321,560 (40,030) (5.0)
Kyrgyzstan
Centerra Gold, Inc. 282,193 2,142,172 (88,522) (11.0)
United States
BRP, Inc. 36,591 2,863,284 44,727 5.5
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (37,250) (1,641,933) 4,258 0.5
Canada
Air Canada (252,469) (5,193,578) 520,222 64.5
Algonquin Power & Utilities Corp. (150,223) (2,238,318) 15,668 1.9
Ballard Power Systems, Inc. (198,172) (3,593,826) (141,443) (17.5)
BCE, Inc. (24,944) (1,230,096) 1,640 0.2
BlackBerry Ltd. (117,454) (1,435,486) 138,415 17.2
Boralex, Inc. (64,148) (1,953,523) 46,939 5.8
Brookfield Asset Management, Inc. (52,912) (2,699,383) (118,326) (14.7)
CAE, Inc. (60,813) (1,873,056) 8,470 1.1
Cameco Corp. (176,909) (3,390,899) 10,905 1.4
Canada Goose Holdings, Inc. (79,085) (3,456,619) (375,889) (46.6)
Canadian Utilities Ltd. (75,752) (2,102,185) 75,984 9.4
Canopy Growth Corp. (94,106) (2,275,974) (31,383) (3.9)
CCL Industries, Inc. (31,018) (1,708,292) (22,049) (2.7)
Dollarama, Inc. (58,952) (2,698,400) (28,697) (3.6)
Element Fleet Management Corp. (256,495) (2,992,028) (114,492) (14.2)
Enbridge, Inc. (35,290) (1,412,910) 9,664 1.2
Franco-Nevada Corp. (12,872) (1,867,977) 24,735 3.1
Innergex Renewable Energy, Inc. (211,047) (3,668,976) (126) (0.0)
Lightspeed POS, Inc. (14,500) (1,213,597) (93,452) (11.6)
Pembina Pipeline Corp. (58,135) (1,847,320) 62,090 7.7
Restaurant Brands International, Inc. (26,036) (1,677,554) 85,741 10.6
Ritchie Bros Auctioneers, Inc. (22,837) (1,353,897) (10,804) (1.3)
Shopify, Inc. (1,148) (1,678,908) (21,143) (2.6)
TC Energy Corp. (43,208) (2,138,092) 133,721 16.6
TransAlta Renewables, Inc. (88,438) (1,486,095) (35,308) (4.4)
WSP Global, Inc. (17,892) (2,088,555) (84,721) (10.5)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-2.20% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
44-63 months
maturity
ranging from
01/21/2025
- 06/25/2026 $159,505,714 $807,280 $326,229 $1,133,509
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
BHP Group plc 44,462 1,315,674 49,620 4.4
Rio Tinto plc 36,551 3,018,657 45,634 4.0
Russia
Coca-Cola HBC AG 71,306 2,581,037 (59,352) (5.2)
Evraz plc 217,670 1,785,814 (33,521) (3.0)
South Africa
Anglo American plc 70,770 2,816,234 15,723 1.4
Investec plc 409,499 1,635,740 (50,580) (4.5)
United Kingdom
Ashtead Group plc 26,670 1,982,335 89,073 7.9
ASOS plc 49,025 3,369,165 13,571 1.2
Auto Trader Group plc 198,168 1,735,556 12,735 1.1
Aviva plc 569,852 3,199,124 (111,644) (9.8)
BAE Systems plc 200,342 1,447,676 (60,065) (5.3)
boohoo Group plc 385,780 1,656,337 (114,404) (10.1)
Britvic plc 130,024 1,685,309 (11,450) (1.0)
BT Group plc 1,018,154 2,736,136 (159,308) (14.1)
DCC plc 36,974 3,028,714 (85,860) (7.6)
DS Smith plc 342,937 1,985,483 (73,860) (6.5)
Entain plc 85,633 2,069,204 (92,151) (8.1)
Hays plc 660,937 1,450,039 (69,765) (6.2)
Imperial Brands plc 64,866 1,398,689 (36,520) (3.2)
J Sainsbury plc 367,632 1,383,721 65,458 5.8
JD Sports Fashion plc 123,415 1,570,536 27,239 2.4
Kingfisher plc 680,551 3,434,806 127,055 11.2
M&G plc 1,522,554 4,823,306 (335,375) (29.6)
Marks & Spencer Group plc 1,741,307 3,531,610 (187,937) (16.6)
Royal Mail plc 957,795 7,658,379 (181,303) (16.0)
Tate & Lyle plc 227,304 2,324,842 (93,881) (8.3)
Vodafone Group plc 1,004,460 1,683,505 (127,415) (11.2)
Wm Morrison Supermarkets plc 549,918 1,876,651 497,430 43.9

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United Kingdom
Croda International plc (19,260) (1,964,408) (63,530) (5.6)
Diageo plc (58,595) (2,808,372) 19,027 1.7
easyJet plc (116,565) (1,445,715) 124,528 11.0
Experian plc (49,219) (1,900,305) (4,401) (0.4)
Halma plc (60,943) (2,270,447) 24,123 2.1
Hargreaves Lansdown plc (162,197) (3,569,049) 125,570 11.1
Informa plc (410,379) (2,852,036) 226,662 20.0
InterContinental Hotels Group plc (21,912) (1,460,448) 106,869 9.4
Intermediate Capital Group plc (54,567) (1,604,988) 49,973 4.4
Legal & General Group plc (392,637) (1,400,767) 116,506 10.3
Ocado Group plc (45,385) (1,257,522) (57,088) (5.0)
Pennon Group plc (125,254) (1,968,395) 2,137 0.2
Prudential plc (262,844) (5,000,812) 405,911 35.8
Reckitt Benckiser Group plc (29,631) (2,617,905) 93,338 8.2
RELX plc (98,494) (2,611,736) 41,428 3.7
Rentokil Initial plc (706,663) (4,840,066) 60,409 5.3
Rolls-Royce Holdings plc (1,991,473) (2,726,361) 357,302 31.5
Spirax-Sarco Engineering plc (10,815) (2,036,971) (51,377) (4.5)
St James's Place plc (98,368) (2,011,302) (21,627) (1.9)
Taylor Wimpey plc (1,383,027) (3,043,682) 147,348 13.0
Whitbread plc (51,422) (2,222,867) 162,161 14.3
United States
Ferguson plc (12,476) (1,735,752) (37,262) (3.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the WIBOR
plus or minus a specified
spread (-0.40% to 0.70%),
which is denominated in PLN
based on the local currencies
of the positions within the
swap.
59-61 months
maturity
ranging from
04/17/2026
- 06/19/2026 $8,467,292 $(241,334) $(2,231) $(243,565)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Poland
CD Projekt SA 2,072 100,661 2,669 (1.1)
Cyfrowy Polsat SA 15,785 124,004 4,879 (2.0)
PGE Polska Grupa Energetyczna SA 481,890 1,189,374 (106,005) 43.5
Polski Koncern Naftowy ORLEN SA 88,123 1,776,688 (95,335) 39.1
Polskie Gornictwo Naftowe i Gazownictwo SA 646,840 1,131,829 7,508 (3.1)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Poland
Dino Polska SA (19,744) (1,450,348) (53,921) 22.1
KGHM Polska Miedz SA (1,831) (90,091) (4,172) 1.7
LPP SA (242) (816,821) (92,304) 37.9
Powszechna Kasa Oszczednosci Bank Polski SA (16,487) (163,577) 10,895 (4.5)
Powszechny Zaklad Ubezpieczen SA (162,312) (1,563,018) 83,646 (34.3)
Santander Bank Polska SA (912) (60,881) 806 (0.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SIBOR
plus or minus a specified
spread (-1.00% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
45-58 months
maturity
ranging from
02/25/2025
- 03/27/2026 $21,600,660 $91,228 $(10,907) $80,321
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 302,800 1,015,214 (7,121) (8.9)
Yangzijiang Shipbuilding Holdings Ltd. 5,502,100 5,780,767 134,269 167.2
Singapore
ComfortDelGro Corp. Ltd. 1,411,700 1,725,198 (17,464) (21.7)
Genting Singapore Ltd. 1,452,400 904,658 (45,836) (57.1)
Singapore Airlines Ltd. 126,800 457,257 (13,292) (16.5)
Venture Corp. Ltd. 120,700 1,726,728 27,663 34.4
Short Positions
Common Stocks
Singapore
City Developments Ltd. (402,000) (2,183,095) 47,034 58.6
Keppel Corp. Ltd. (295,400) (1,204,586) (84,435) (105.1)
SATS Ltd. (174,900) (512,256) 12,033 15.0
Singapore Technologies Engineering Ltd. (53,600) (154,659) 1,589 2.0
Singapore Telecommunications Ltd. (3,297,700) (5,626,258) 38,613 48.1
UOL Group Ltd. (57,000) (309,984) (1,825) (2.3)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-5.25% to 0.70%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
59-61 months
maturity
ranging from
04/17/2026
- 06/08/2026 $11,138,946 $(320,755) $(66,620) $(387,375)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Chile
Cencosud SA 293,829 584,585 (1,021) 0.3
Colbun SA 193,466 27,031 (1,691) 0.4
Falabella SA 158,368 704,924 (3,637) 0.9
Malaysia
CIMB Group Holdings Bhd. 413,800 459,821 (2,899) 0.7
Genting Bhd. 508,800 604,211 (20,038) 5.2
Kossan Rubber Industries 957,800 742,968 (71,197) 18.4
Malayan Banking Bhd. 43,300 84,587 (852) 0.2
MISC Bhd. 283,200 462,858 (11,142) 2.9
RHB Bank Bhd. 228,900 297,847 (683) 0.2
Sime Darby Bhd. 514,600 270,222 (5,689) 1.5
Supermax Corp. Bhd. 1,119,200 889,645 (80,524) 20.8
Tenaga Nasional Bhd. 160,800 379,333 (7,084) 1.8
Top Glove Corp. Bhd. 1,839,300 1,847,496 (195,539) 50.5
Short Positions
Common Stocks
Malaysia
Axiata Group Bhd. (63,200) (56,986) 3,779 (1.0)
DiGi.Com Bhd. (510,500) (508,104) 23,139 (6.0)
Genting Malaysia Bhd. (145,900) (97,349) 5,192 (1.3)
Hong Leong Bank Bhd. (34,400) (155,117) 1,409 (0.4)
IHH Healthcare Bhd. (80,500) (106,066) 4,365 (1.1)
Malaysia Airports Holdings Bhd. (69,400) (100,368) 4,908 (1.3)
Maxis Bhd. (98,200) (103,842) 2,410 (0.6)
Nestle Malaysia Bhd. (2,800) (89,937) 694 (0.2)
Petronas Chemicals Group Bhd. (101,500) (197,194) 454 (0.1)
Press Metal Aluminium Holdings Bhd. (637,600) (734,127) 994 (0.3)
Public Bank Bhd. (1,304,100) (1,291,064) 27,926 (7.2)
Sime Darby Plantation Bhd. (184,164) (176,664) 6,143 (1.6)
Telekom Malaysia Bhd. (113,900) (166,600) (172) 0.0

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-8.00% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
05/12/2023
- 06/26/2023 $94,778,354 $(434,151) $(390,001) $(824,152)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Korea
Cheil Worldwide, Inc. 50,923 1,136,623 23,511 (2.9)
CJ ENM Co. Ltd. 13,970 2,265,348 (20,243) 2.5
Coway Co. Ltd. 11,972 835,366 (8,632) 1.0
DB Insurance Co. Ltd. 21,252 1,034,905 19,135 (2.3)
Doosan Bobcat, Inc. 17,567 749,384 2,430 (0.3)
E-MART, Inc. 17,866 2,536,093 (77,987) 9.5
Fila Holdings Corp. 14,635 756,162 46,296 (5.6)
Hankook Tire & Technology Co. Ltd. 34,162 1,567,498 (38,051) 4.6
Hyundai Engineering & Construction Co. Ltd. 17,249 892,920 40,949 (5.0)
Hyundai Glovis Co. Ltd. 12,571 2,332,437 (41,964) 5.1
Hyundai Mobis Co. Ltd. 4,777 1,238,825 (227) 0.0
Industrial Bank of Korea 184,201 1,719,410 (20,184) 2.4
Kia Corp. 29,440 2,346,158 (21,677) 2.6
Korea Electric Power Corp. 32,950 727,251 (6,139) 0.7
Korea Zinc Co. Ltd. 2,634 1,010,073 (29,329) 3.6
Kumho Petrochemical Co. Ltd. 11,329 2,207,318 37,364 (4.5)
LG Electronics, Inc. 14,305 2,071,141 (2,873) 0.3
LG Innotek Co. Ltd. 3,599 711,764 (14,289) 1.7
Lotte Chemical Corp. 10,279 2,395,460 (20,021) 2.4
Lotte Shopping Co. Ltd. 10,933 1,120,711 (8,748) 1.1
Meritz Securities Co. Ltd. 238,625 1,003,743 14,501 (1.8)
NH Investment & Securities Co. Ltd. 104,138 1,192,769 (7,720) 0.9
POSCO 9,216 2,848,202 (28,476) 3.5
Samsung Life Insurance Co. Ltd. 25,806 1,831,108 (29,339) 3.6
Seegene, Inc. 18,378 1,348,949 (18,361) 2.2
Shinsegae, Inc. 3,279 830,906 5,121 (0.6)
SK Hynix, Inc. 8,408 949,000 (9,070) 1.1
Woori Financial Group, Inc. 141,115 1,436,672 (46,181) 5.6

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
South Korea
Alteogen, Inc. (10,212) (758,600) (5,174) 0.6
Celltrion Healthcare Co. Ltd. (18,006) (1,850,340) (17,330) 2.1
Celltrion, Inc. (3,173) (756,237) (9,205) 1.1
Hanon Systems (54,318) (798,001) 28,069 (3.4)
Hotel Shilla Co. Ltd. (8,443) (727,063) 9,653 (1.2)
Hyundai Motor Co. (8,769) (1,865,877) 23,692 (2.9)
Hyundai Steel Co. (34,408) (1,642,669) 20,216 (2.5)
Kakao Corp. (24,138) (3,496,210) (189,195) 23.0
Korea Shipbuilding & Offshore Engineering Co. Ltd. (10,888) (1,295,016) (1,239) 0.2
LG Chem Ltd. (2,567) (1,938,316) (30,760) 3.7
NAVER Corp. (3,860) (1,432,325) (28,939) 3.5
POSCO Chemical Co. Ltd. (35,231) (4,498,495) 78,401 (9.5)
Samsung Biologics Co. Ltd. (4,249) (3,165,905) 32,989 (4.0)
Samsung C&T Corp. (10,199) (1,235,181) (672) 0.1
Samsung Electronics Co. Ltd. (12,988) (929,761) 10,046 (1.2)
Samsung Engineering Co. Ltd. (65,214) (1,382,368) 63,365 (7.7)
Samsung Heavy Industries Co. Ltd. (345,557) (2,057,153) (7,149) 0.9
Samsung SDI Co. Ltd. (6,307) (3,904,904) (57,061) 6.9
SK Innovation Co. Ltd. (14,150) (3,710,253) (71,411) 8.7
SK, Inc. (6,722) (1,684,846) 43,786 (5.3)
SKC Co. Ltd. (14,224) (2,004,531) (49,473) 6.0
S-Oil Corp. (8,852) (806,073) 10,287 (1.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
12-52 months
maturity
05/18/2022 $58,592,124 $249,146 $(56,716) $192,430
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 28,011 562,721 10,028 5.2
Switzerland
Adecco Group AG (Registered) 44,920 3,056,437 (41,727) (21.7)
Baloise Holding AG (Registered) 2,848 444,680 (15,869) (8.2)
BKW AG 13,325 1,387,850 (32,336) (16.8)
Bucher Industries AG (Registered) 944 494,323 21,057 10.9
Cie Financiere Richemont SA (Registered) 2,074 251,428 (6,472) (3.4)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Credit Suisse Group AG (Registered) 77,557 811,861 6,508 3.4
DKSH Holding AG 12,567 962,736 (4,459) (2.3)
dormakaba Holding AG 1,184 807,536 44,532 23.1
Flughafen Zurich AG (Registered) 5,037 833,841 (85,535) (44.4)
Georg Fischer AG (Registered) 500 742,504 33,765 17.5
Helvetia Holding AG (Registered) 3,926 422,748 (15,587) (8.1)
Holcim Ltd. 18,660 1,121,617 (12,092) (6.3)
Julius Baer Group Ltd. 1,703 111,228 (1,108) (0.6)
Kuehne + Nagel International AG (Registered) 8,043 2,752,792 34,150 17.7
Logitech International SA (Registered) 6,059 735,819 (23,818) (12.4)
Novartis AG (Registered) 7,424 677,266 (12,286) (6.4)
Roche Holding AG 286 107,776 86 0.0
Sonova Holding AG (Registered) 2,129 801,898 43,549 22.6
Sulzer AG (Registered) 7,073 978,704 58,004 30.1
Swatch Group AG (The) 2,067 709,839 (3,013) (1.6)
Swiss Life Holding AG (Registered) 2,571 1,250,672 (43,689) (22.7)
Swisscom AG (Registered) 4,070 2,325,552 (11,117) (5.8)
Tecan Group AG (Registered) 2,786 1,380,518 56,357 29.3
UBS Group AG (Registered) 136,749 2,094,615 (68,589) (35.6)
Vifor Pharma AG 1,078 139,674 (23,508) (12.2)
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (6,526) (221,719) (5,190) (2.7)
Bachem Holding AG (Registered) (2,004) (1,188,699) (60,831) (31.6)
Banque Cantonale Vaudoise (Registered) (8,864) (796,505) (8,086) (4.2)
Barry Callebaut AG (Registered) (339) (787,862) (868) (0.5)
Belimo Holding AG (Registered) (2,215) (1,014,394) (22,317) (11.6)
Chocoladefabriken Lindt & Spruengli AG (227) (2,258,346) (33,710) (17.5)
Clariant AG (Registered) (18,056) (359,536) 17,797 9.2
Dufry AG (Registered) (68,961) (4,092,028) 742,610 385.9
EMS-Chemie Holding AG (Registered) (1,936) (1,902,908) (44,146) (22.9)
Geberit AG (Registered) (2,588) (1,944,031) (56,062) (29.1)
Givaudan SA (Registered) (393) (1,829,499) (31,853) (16.6)
Idorsia Ltd. (86,559) (2,381,985) 59,534 30.9
Lonza Group AG (Registered) (168) (119,105) 357 0.2
Nestle SA (Registered) (7,822) (974,989) 1,038 0.5
OC Oerlikon Corp. AG (Registered) (18,260) (202,784) (701) (0.4)
Partners Group Holding AG (1,166) (1,767,594) (4,927) (2.6)
Schindler Holding AG (2,682) (820,788) (47,740) (24.8)
SIG Combibloc Group AG (125,364) (3,413,468) (53,724) (27.9)
Sika AG (Registered) (4,718) (1,545,796) (44,590) (23.2)
Straumann Holding AG (Registered) (573) (913,960) (41,130) (21.4)
Temenos AG (Registered) (9,108) (1,464,336) 9,239 4.8
VAT Group AG (4,696) (1,561,698) (67,992) (35.3)
United States
Swiss Re AG (11,774) (1,063,459) 35,607 18.5

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
11-49 months
maturity
02/17/2022 $33,487,487 $(35,775) $1,322 $(34,453)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 2,024 5,826,913 27,087 (78.6)
Carlsberg A/S 15,897 2,966,636 15,051 (43.7)
Coloplast A/S 454 74,539 3,478 (10.1)
Demant A/S 5,980 337,000 2,364 (6.9)
GN Store Nord A/S 3,900 341,055 5,550 (16.1)
H Lundbeck A/S 42,306 1,347,094 60,507 (175.6)
Jyske Bank A/S (Registered) 9,015 436,908 (5,570) 16.2
Pandora A/S 28,024 3,780,830 38,910 (112.9)
ROCKWOOL International A/S 452 220,134 3,432 (10.0)
Royal Unibrew A/S 6,983 889,794 11,125 (32.3)
Short Positions
Common Stocks
Denmark
Ambu A/S (31,204) (1,200,667) (65,230) 189.3
Chr Hansen Holding A/S (29,172) (2,632,865) 14,952 (43.4)
Danske Bank A/S (5,273) (92,862) 2,656 (7.7)
DSV Panalpina A/S (8,222) (1,919,327) (38,294) 111.1
Genmab A/S (1,854) (759,663) 46,730 (135.6)
ISS A/S (31,757) (747,292) (76,770) 222.8
Novo Nordisk A/S (4,597) (384,809) (7,398) 21.5
Novozymes A/S (29,122) (2,197,245) (63,760) 185.1
Orsted A/S (21,694) (3,044,999) 42,460 (123.2)
SimCorp A/S (5,877) (738,166) (6,958) 20.2
Tryg A/S (98,993) (2,431,542) 4,534 (13.2)
Vestas Wind Systems A/S (28,592) (1,117,147) (50,631) 147.0

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-6.50% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
5-49 months
maturity
11/11/2021 $330,872,554 $(315,027) $603,595 $288,568
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 60,677 3,371,893 (193,992) (67.2)
Proximus SADP 204,329 3,949,479 (235,749) (81.7)
Finland
Fortum OYJ 100,221 2,764,743 (53,865) (18.7)
Valmet OYJ 62,694 2,737,805 179,724 62.3
France
Atos SE 39,205 2,387,290 (76,546) (26.5)
Carrefour SA 133,646 2,630,075 (65,014) (22.5)
Cie de Saint-Gobain 93,978 6,202,157 (80,313) (27.8)
CNP Assurances 138,261 2,356,442 (33,835) (11.7)
Electricite de France SA 243,455 3,327,077 (98,128) (34.0)
Engie SA 201,526 2,763,441 (135,161) (46.8)
Orange SA 318,569 3,635,760 (149,290) (51.7)
Rexel SA 131,030 2,743,527 71,180 24.7
Rubis SCA 69,682 3,100,544 (134,693) (46.7)
Germany
Bayerische Motoren Werke AG 23,580 2,499,846 (107,766) (37.3)
Brenntag SE 30,457 2,834,707 81,727 28.3
Covestro AG 38,949 2,518,384 38,194 13.2
Deutsche Post AG (Registered) 67,655 4,607,625 35,804 12.4
HelloFresh SE 26,371 2,563,502 (11,180) (3.9)
ProSiebenSat.1 Media SE 133,043 2,652,800 (6,020) (2.1)
RWE AG 73,853 2,677,703 (32,613) (11.3)
Luxembourg
ArcelorMittal SA 94,807 2,918,829 178,177 61.7
Eurofins Scientific SE 25,239 2,886,805 174,624 60.5
Netherlands
ASR Nederland NV 116,604 4,515,082 (162,811) (56.4)
Koninklijke Ahold Delhaize NV 193,321 5,757,015 65,508 22.7
NN Group NV 51,204 2,418,843 (47,929) (16.6)
Randstad NV 60,107 4,607,818 5,845 2.0
Signify NV 80,216 5,091,945 173,681 60.2
Spain
Repsol SA 259,069 3,254,580 (175,088) (60.7)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (55,453) (3,997,541) 277,174 96.1
Finland
Elisa OYJ (50,379) (3,006,397) 65,544 22.7
France
Accor SA (79,585) (2,976,768) 357,064 123.7
Aeroports de Paris (23,567) (3,076,239) 452,009 156.6
Airbus SE (30,009) (3,866,745) 212,516 73.6
Dassault Systemes SE (11,318) (2,746,836) (109,770) (38.0)
Edenred (53,468) (3,048,572) 139,539 48.4
Hermes International (1,688) (2,463,318) (43,618) (15.1)
Orpea SA (23,777) (3,027,128) (5,603) (1.9)
Pernod Ricard SA (17,570) (3,905,149) (143,623) (49.8)
Remy Cointreau SA (12,796) (2,642,662) (103,298) (35.8)
Safran SA (22,086) (3,065,160) 242,026 83.9
Sartorius Stedim Biotech (8,181) (3,871,989) (216,572) (75.1)
Vinci SA (21,954) (2,346,836) 159,046 55.1
Germany
Commerzbank AG (346,065) (2,457,642) 139,660 48.4
MTU Aero Engines AG (13,756) (3,410,723) 227,876 79.0
Netherlands
Adyen NV (979) (2,400,832) (193,120) (66.9)
Argenx SE (8,273) (2,496,091) 109,552 38.0
IMCD NV (18,841) (3,002,031) (32,285) (11.2)
Spain
Amadeus IT Group SA (47,656) (3,359,588) 253,444 87.8
Cellnex Telecom SA (115,819) (7,387,085) (137,543) (47.7)
Ferrovial SA (211,405) (6,212,855) 169,261 58.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
8-49 months
maturity
02/17/2022 $17,507,672 $9,458 $(9,136) $322
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 60,521 3,189,115 (89,174) (27693.9)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Norway
DNB ASA 20,984 457,330 (576) (179.0)
Equinor ASA 70,629 1,495,111 4,834 1501.3
Leroy Seafood Group ASA 16,189 141,920 (4,271) (1326.5)
Norsk Hydro ASA 388,541 2,480,601 205,794 63911.1
United Kingdom
Subsea 7 SA 77,437 743,208 (39,392) (12233.6)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (12,790) (1,056,871) 38,646 12001.8
France
Adevinta ASA (114,258) (2,191,808) (36,284) (11268.3)
Norway
Gjensidige Forsikring ASA (37,940) (836,520) 5,687 1766.2
Mowi ASA (32,603) (830,057) 55,762 17317.3
Salmar ASA (2,329) (154,618) 9,188 2853.5
Schibsted ASA (33,253) (1,604,164) (48,153) (14954.3)
Telenor ASA (16,175) (272,792) (969) (301.0)
TOMRA Systems ASA (37,199) (2,053,557) (91,634) (28457.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.50% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
13-49 months
maturity
02/17/2022 $52,233,942 $189,576 $23,499 $213,075
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 21,513 239,567 957 0.4
Sweden
Axfood AB 26,198 724,954 10,831 5.1
BillerudKorsnas AB 3,158 62,701 (233) (0.1)
Boliden AB 56,204 2,162,703 76,962 36.1
Electrolux AB 70,655 1,957,987 (57,869) (27.2)
Elekta AB 37,004 536,479 24,910 11.7
Essity AB 47,543 1,577,010 (29,738) (14.0)
Getinge AB 98,109 3,700,925 123,235 57.8
Hexpol AB 13,193 163,095 2,493 1.2
Husqvarna AB 30,403 404,063 (8,769) (4.1)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
ICA Gruppen AB 35,390 1,647,076 (12,510) (5.9)
Saab AB 52,782 1,401,285 (69,269) (32.5)
Sandvik AB 11,149 285,076 (2,754) (1.3)
Securitas AB 303,001 4,786,486 192,535 90.4
Skandinaviska Enskilda Banken AB 10,588 136,862 1,069 0.5
Skanska AB 20,385 541,204 (32,141) (15.1)
SKF AB 85,364 2,175,774 976 0.5
SSAB AB 63,210 309,751 9,381 4.4
Swedbank AB 30,295 564,000 18,629 8.7
Swedish Orphan Biovitrum AB 114,546 2,088,653 4,557 2.1
Telefonaktiebolaget LM Ericsson 47,016 591,175 (11,231) (5.3)
Trelleborg AB 46,955 1,091,353 (8,580) (4.0)
Volvo AB 31,630 762,265 (62,597) (29.4)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (18,742) (742,605) 25,628 12.0
Sweden
AAK AB (38,846) (870,967) 20,827 9.8
Assa Abloy AB (32,968) (993,917) 27,150 12.7
Atlas Copco AB (14,624) (898,036) (5,773) (2.7)
Embracer Group AB (7,317) (197,840) (2,788) (1.3)
Epiroc AB (30,277) (689,215) (27,831) (13.1)
EQT AB (87,761) (3,187,988) 56,046 26.3
Evolution AB (4,375) (692,047) 46,848 22.0
H & M Hennes & Mauritz AB (8,389) (199,234) 1,324 0.6
Hexagon AB (109,867) (1,627,830) (21,649) (10.2)
Holmen AB (44,272) (1,999,775) (6,930) (3.3)
Indutrade AB (31,977) (818,628) (28,440) (13.3)
Lifco AB (83,743) (1,958,577) (95,161) (44.7)
Nibe Industrier AB (282,831) (2,980,303) (43,962) (20.6)
Sinch AB (22,934) (385,915) (5,877) (2.8)
Svenska Cellulosa AB SCA (143,312) (2,350,630) (24,164) (11.3)
Svenska Handelsbanken AB (6,831) (77,108) (22) (0.0)
Sweco AB (63,517) (1,155,583) (51,500) (24.2)
Swedish Match AB (258,256) (2,202,440) 160,866 75.5
Telia Co. AB (66,388) (294,860) (5,860) (2.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES)
VALUE
(Note 5)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-15.00% to 0.55%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
22-24 months
maturity
04/19/2023
- 04/20/2023 $88,209,748 $(369,408) $860,230 $490,822

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 410,100 2,649,184 (197,105) (40.2)
CCR SA 452,800 1,224,448 (19,300) (3.9)
Cia Siderurgica Nacional SA 99,600 880,897 52,632 10.7
CPFL Energia SA 158,500 857,541 (58,474) (11.9)
Petrobras Distribuidora SA 278,900 1,496,050 (13,387) (2.7)
Petroleo Brasileiro SA (Preference) 123,400 730,158 33,805 6.9
Telefonica Brasil SA 130,100 1,098,597 (70,824) (14.4)
Taiwan
ASE Technology Holding Co. Ltd. 240,000 962,937 (56,226) (11.5)
Asustek Computer, Inc. 54,000 720,037 (22,659) (4.6)
AU Optronics Corp. 2,317,000 1,873,662 (46,222) (9.4)
Catcher Technology Co. Ltd. 477,000 3,115,576 (1,321) (0.3)
Cathay Financial Holding Co. Ltd. 491,000 949,320 (2,369) (0.5)
China Life Insurance Co. Ltd. 853,000 806,356 53,768 11.0
Foxconn Technology Co. Ltd. 548,000 1,290,708 10,189 2.1
Hon Hai Precision Industry Co. Ltd. 401,000 1,610,018 (20,679) (4.2)
Innolux Corp. 2,614,000 1,944,573 (34,601) (7.0)
Nanya Technology Corp. 806,000 2,303,409 32,523 6.6
Novatek Microelectronics Corp. 44,000 786,415 (7,591) (1.5)
Pegatron Corp. 296,000 730,809 (57,894) (11.8)
Pou Chen Corp. 972,000 1,370,282 97,627 19.9
Powertech Technology, Inc. 553,000 2,132,283 2,460 0.5
United Microelectronics Corp. 663,000 1,257,249 (9,041) (1.8)
WPG Holdings Ltd. 393,000 720,893 (1,816) (0.4)
Yang Ming Marine Transport Corp. 124,000 811,676 177,028 36.1
United States
JBS SA 541,200 3,166,376 116,470 23.7
Short Positions
Common Stocks
Brazil
Alpargatas SA (Preference) (72,500) (731,589) (16,547) (3.4)
B3 SA - Brasil Bolsa Balcao (303,600) (1,026,690) 10,266 2.1
Banco BTG Pactual SA (67,200) (1,649,128) (14,534) (3.0)
Banco Inter SA (92,300) (1,443,568) (171,369) (34.9)
Centrais Eletricas Brasileiras SA (140,200) (1,216,863) 56,070 11.4
Cosan SA (261,200) (1,258,264) 41,706 8.5
Localiza Rent a Car SA (95,900) (1,233,986) (40,171) (8.2)
Lojas Renner SA (89,761) (798,208) 27,500 5.6
Magazine Luiza SA (469,600) (1,996,872) (5,839) (1.2)
Raia Drogasil SA (171,100) (850,030) 51,572 10.5
Rumo SA (268,200) (1,032,617) 39,183 8.0
WEG SA (134,100) (908,325) 9,843 2.0
Taiwan
Advantech Co. Ltd. (141,000) (1,744,661) (47,628) (9.7)
Chailease Holding Co. Ltd. (190,000) (1,380,328) (9,408) (1.9)
China Steel Corp. (589,000) (836,471) (85,636) (17.4)
Chunghwa Telecom Co. Ltd. (211,000) (861,021) 8,416 1.7
Delta Electronics, Inc. (128,000) (1,390,574) (10,961) (2.2)
E.Sun Financial Holding Co. Ltd. (1,707,000) (1,611,281) (36,019) (7.3)
Formosa Petrochemical Corp. (299,000) (1,142,657) 18,938 3.9

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Taiwan (continued)
MediaTek, Inc. (22,000) (758,697) 15,608 3.2
Oneness Biotech Co. Ltd. (96,000) (799,354) (62,215) (12.7)
Quanta Computer, Inc. (248,000) (778,378) (920) (0.2)
Unimicron Technology Corp. (389,000) (1,799,180) 66,734 13.6
Wiwynn Corp. (38,000) (1,359,286) (28,665) (5.8)
Yageo Corp. (102,000) (2,053,508) (69,619) (14.2)
Collateral pledged to, or (received from), each counterparty at June 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
BANA
Investment Companies $ 18,580,000 $ – $ 18,580,000
BARC
Cash – 44,053,013 44,053,013
U.S. Treasury Bills – 5,599,519 5,599,519
CITG
Cash – 11,467,062 11,467,062
CITI
Cash (4,270,100) – (4,270,100)
Investment Companies 15,710,829 – 15,710,829
GSCO
Cash – 1,550,562 1,550,562
U.S. Treasury Bills – 17,978,088 17,978,088
GSIN
U.S. Treasury Bills 110,945,970 – 110,945,970
JPMC
U.S. Treasury Bills 30,837,757 – 30,837,757
JPMS
Cash – 13,333,957 13,333,957
MLIN
Cash 5,790,000 – 5,790,000
MSCL
Cash – 9,772,262 9,772,262
MSIP
U.S. Treasury Bills 39,323,752 – 39,323,752
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
GSCO
Cash $ – $ 3,008,655 $ 3,008,655
MSCL
Cash – 4,386,087 4,386,087

Schedule of Investments
AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System  Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
FDR - Fiduciary Depositary Receipt
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Schedule of Investments
AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BARC - Barclays Capital, Inc.
BNPP - BNP Paribas SA
BNY - Bank of New York
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
CRSU - Credit Suisse Securities (USA) LLC
DTBK - Deutsche Bank AG
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
JPPC - J.P. Morgan Securities plc
MACQ - Macquarie Bank Ltd.
MLIN - Merrill Lynch International
MPFS - Merrill Lynch, Pierce, Fenner & Smith, Inc.
MSCL - Morgan Stanley & Co. LLC
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc
SOCG - Societe Generale
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month London Interbank Offered Rate (“LIBOR”): 0.10%
3 Month London Interbank Offered Rate (“LIBOR”) - USD: 0.15%
6 Month London Interbank Offered Rate (“LIBOR”) - CHF: -0.71%
6 Month London Interbank Offered Rate (“LIBOR”) - GBP: 0.11%
6 Month London Interbank Offered Rate (“LIBOR”) - JPY: -0.07%
Australian Bank-Bill Reference Rate (“BBR”): 0.01%
Australian Overnight Indexed Swap Rate (“AOISR”): 0.03%
Bank of Japan Estimate Unsecured Overni ght Call Rate: -0.05%
Brazilian Interbank Certificate of Deposit (“CDI”): 4.15%
Canadian Bankers’ Acceptance Rate ("BA"): 0.41%
Canadian Dollar Offered Rate (“CDOR”): 0.41%
Copenhagen Interbank Offered Rate(“CIBOR”): -0.27%
Euro Interbank Offered Rate (“EURIBOR”): -0.57%
Euro Overnight Index Average (“EONIA”): -0.50%
Federal Funds Floating Rate: 0.08%
GBP/USD 1 Week Forward FX Swap Rate: 0.30%
HKD/USD 1 Month Forward FX Swap Rate: 0.10%
Hong Kong Interbank Offered Rate (“HIBOR”): 0.10%
Hong Kong Overnight Index Average (“HONIX”): 0.01%
JPY/USD 1 Week Forward Swap Rate: (0.09)%
Mexico Equilibrium Interbank Interest Rate ("TIIE"): 4.53%
Norway Interbank Offered Rate ("NIBOR"): 0.13%
Overnight Bank Funding Rate ("OBFR"): 0.06%
Rand Overnight Deposit Rate: 3.31%
Reserve Bank of Australia Cash Rate  (“RBACR”):  0.03%
Singapore Interbank Offered Rate (“SIBOR”): 0.27%
Singapore Swap Offered Rate (“SOR”): 0.19%
Sterling Overnight Index Average (“SONIA”): 0.05%
Stockholm Interbank Offered Rate (“STIBOR”): -0.08%
Swiss Average Rate Overnight (“SARON”): -0.73%
Tokyo Overnight Average Rate (“TONAR”):  -0.05%
Warsaw Interbank Offered Rate(“WIBOR”): 0.08%

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
**
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 152,426,004 $ 839,064,883 $ 492,143 $ 57,998,407
Investments in securities of affiliated issuers, at cost ............. — 290,874,699 22,461,353 —
Investments in securities of unaffiliated issuers, at value .......... $ 187,633,465 $ 924,233,634 $ 492,007 $ 58,852,268
Investments in securities of affiliated issuers, at value ............ — 290,878,331 24,519,043 —
Cash ................................................. 27,835 — 27 —
Cash denominated in foreign currencies
‡
...................... 443,401 1,732,842 — 245,637
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 2,753,566 930,696 — 19,635
Unrealized appreciation on OTC swaps ....................... 288,268 40,213,273 — 519,891
Deposits for securities sold short ............................ — 33,284,917 — 3,193,161
Due from broker ........................................ 490,900 31,509,929 — 390,000
Deposits with brokers for centrally cleared swaps (unamortized upfront payments (receipts) $427,862, $(1,715,029), $— and $—, respectively) 1,568,471 1,209,435 — —
Deposits with brokers for futures contracts ..................... 10,809,841 1,440,719 — 267,089
Variation margin on centrally cleared swaps .................... — 86,036 — —
Variation margin on futures contracts ......................... 157,477 — — 8,058
Receivables:
Securities sold ....................................... 130,718 19,679,257 462,968 —
Foreign tax reclaims ................................... 189,308 9,673 — 751,943
Dividends and interest .................................. 130,849 1,443,249 4 8,835
Capital shares sold .................................... 28,057 1,7 31,730 869 205,248
Due from Investment Adviser ............................. — — 14,685 —
Prepaid expenses .......................................
25,512 54,324 39,560 18,747
Total Assets 204,677,668 1,348,438,045 25,529,163 64,480,512
LIABILITIES:
Securities sold short, at value (proceeds  $97,925,515, $206,633,488,
$– and $3,866,878, respectively) ............................ 90,440,243 240,426,478 — 4,078,403
Due to custodian ........................................ — 574,799 — 3,630,039
Due to broker .......................................... 169,214 27,570,411 — —
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 2,570,248 75,565 — 12,160
Unrealized depreciation on OTC swaps ....................... 72,535 1,680,320 — 1,099,851
Variation margin on centrally cleared swaps .................... 51,235 — — —
Variation margin on futures contracts ......................... 63,438 45,814 — —
Payables: – – – –
Securities purchased ................................... 189,708 20,794,697 455,369 —
Accrued investment advisory fees ......................... 79,219 838,462 — 35,901
Accrued distribution fees—Class N ........................ 1,411 8,491 173 3,388
Capital shares redeemed ............................... 39,450 7,378,007 — 41,946
Dividends and interest payable on securities sold short ......... 111,485 308,554 — 1,933
Other accrued expenses and liabilities ........................
30,429 451,289 17,732 78,948
Total Liabilities 93,818,615 300,152,887 473,274 8,982,569
Commitments and contingent liabilities
*
Net Assets $ 110,859,053 $ 1,048,285,158 $ 25,055,889 $ 55,497,943
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 179,530,020 $ 1,171,818,096 $ 22,681,379 $ 51,030,815
Total distributable earnings (loss) ...........................
(68,670,967) (123,532,938) 2,374,510 4,467,128
Net Assets $ 110,859,053 $ 1,048,285,158 $ 25,055,889 $ 55,497,943
NET ASSETS:
Class I ............................................... $ 44,596,303 $ 720,710,239 $ 19,264,949 $ 35,092,810
Class N ............................................... 6,745,940 40,947,646 865,661 15,757,773
Class R6 .............................................. 59,516,810 286,627,273 4,925,279 4,647,360
SHARES OUTSTANDING: – – – –
Class I ............................................... 5,973,406 58,825,451 1,704,445 4,990,036
Class N ............................................... 908,646 3,340,816 76,678 2,272,120
Class R6 .............................................. 7,947,626 23,421,906 435,252 658,702
NET ASSET VALUE: – – – –
Class I ............................................... $ 7.47 $ 12.25 $ 11.30 $ 7.03
Class N ............................................... $ 7.42 $ 12.26 $ 11.29 $ 6.94
Class R6 .............................................. $ 7.49 $ 12.24 $ 11.32 $ 7.06
‡
Cash denominated in foreign currencies, at cost ............... $ 443,401 $ 1,732,842 $ — $ 246,931
* AQR Diversified Arbitrage Fund, see Note 4 in the Notes to Financial Statements for additional information.
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
AQR GLOBAL
MACRO FUND
**
AQR LONG-
SHORT EQUITY
FUND
AQR MANAGED
FUTURES
STRATEGY
FUND **
AQR MANAGED
FUTURES
STRATEGY HV
FUND **
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 25,332,230 $ 261,579,570 $ 1,358,337,956 $ 121,615,173
Investments in securities of affiliated issuers, at cost ............. — — 281,627,413 —
Investments in securities of unaffiliated issuers, at value .......... $ 25,331,798 $ 261,570,393 $ 1,358,338,299 $ 121,613,936
Investments in securities of affiliated issuers, at value ............ — — 281,626,828 —
Cash ................................................. 1,191 — — —
Cash denominated in foreign currencies
‡
...................... 55,986 1,466,690 335,399 17,865
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 1,948,479 171,461 42,710,350 4,415,830
Unrealized appreciation on OTC swaps ....................... 102,913 1,517,077 164,212 16,500
Due from broker ........................................ 152,700 33,366,446 815,838 142,679
Deposits with brokers for centrally cleared swaps (unamortized upfront payments $233,723, $—, $— and $—, respectively) ............. 1,317,796 — — —
Deposits with brokers for futures contracts ..................... 4,178,846 1,965,415 35,494,308 7,255,491
Variation margin on centrally cleared swaps .................... 27,691 — — —
Variation margin on futures contracts ......................... 15,539 40,087 1,057,476 112,631
Receivables:
Securities sold ....................................... — — 160,309 —
Foreign tax reclaims ................................... — 483,304 — —
Dividends and interest .................................. 71 726 2,509 191
Capital shares sold .................................... 41,337 157,841 1,381,733 201,247
Prepaid expenses .......................................
28,029 40,620 64,558 40,174
Total Assets 33,202,376 300,780,060 1,722,151,819 133,816,544
LIABILITIES:
Due to custodian ........................................ — 513,637 1,320,036 60,005
Due to broker .......................................... 94,162 84 139,953 52
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 1,827,955 1,365,476 69,530,931 7,349,454
Unrealized depreciation on OTC swaps ....................... 88,621 12,925,888 1,346,040 135,708
Variation margin on futures contracts ......................... 163,405 — 5,584,878 609,176
Payables: – – – –
Securities purchased ................................... 409,886 2,355 161,410 11,135,903
Accrued investment advisory fees ......................... 5,121 250,804 1,464,261 123,761
Accrued distribution fees—Class N ........................ 143 2,246 12,825 648
Capital shares redeemed ............................... 61 507,589 1,660,875 35,315
Other accrued expenses and liabilities ........................
54,499 173,761 614,951 96,379
Total Liabilities 2,643,853 15,741,840 81,836,160 19,546,401
Net Assets $ 30,558,523 $ 285,038,220 $ 1,640,315,659 $ 114,270,143
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 28,850,527 $ 247,420,276 $ 2,706,209,084 $ 215,506,899
Total distributable earnings (loss) ...........................
1,707,996 37,617,944 (1,065,893,425) (101,236,756)
Net Assets $ 30,558,523 $ 285,038,220 $ 1,640,315,659 $ 114,270,143
NET ASSETS:
Class I ............................................... $ 9,747,119 $ 259,412,272 $ 1,171,076,595 $ 87,476,547
Class N ............................................... 706,531 10,220,320 59,798,501 3,072,318
Class R6 .............................................. 20,104,873 15,405,628 409,440,563 23,721,278
SHARES OUTSTANDING: – – – –
Class I ............................................... 979,266 22,986,918 147,169,614 12,426,646
Class N ............................................... 72,259 920,542 7,593,493 435,283
Class R6 .............................................. 2,014,163 1,357,714 51,362,381 3,357,924
NET ASSET VALUE: – – – –
Class I ............................................... $ 9.95 $ 11.29 $ 7.96 $ 7.04
Class N ............................................... $ 9.78 $ 11.10 $ 7.87 $ 7.06
Class R6 .............................................. $ 9.98 $ 11.35 $ 7.97 $ 7.06
‡
Cash denominated in foreign currencies, at cost ............... $ 53,455 $ 1,477,108 $ 336,134 $ 17,963
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
AQR MULTI-
ASSET FUND
**
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
**
AQR RISK
PARITY II MV
FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
FUND
**
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 154,292,260 $ 192,584,185 $ 53,517,210 $ 468,412,011
Investments in securities of affiliated issuers, at cost ............. — — — 198,592,465
Investments in securities of unaffiliated issuers, at value .......... $ 170,264,967 $ 192,582,107 $ 54,467,490 $ 474,103,425
Investments in securities of affiliated issuers, at value ............ — — — 198,589,597
Cash ................................................. — — — 124,960
Cash denominated in foreign currencies
‡
...................... 365,407 — 37,970 3,754,842
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 2,676,846 — 402,897 16,282,863
Unrealized appreciation on OTC swaps ....................... 177,665 241,663 252,292 7,445,696
Deposits for securities sold short ............................ 82,108 — — 4,665,147
Due from broker ........................................ 425,205 830,873 500,340 5,896,297
Deposits with brokers for centrally cleared swaps (unamortized upfront payments $—, $—, $— and $1,048,386, respectively) ............ — — — 11,546,674
Deposits with brokers for futures contracts ..................... 4,365,139 18,656,572 2,480,051 81,785,426
Variation margin on futures contracts ......................... 481,876 3,602,453 570,831 3,129,414
Receivables:
Securities sold ....................................... 458,357 — 56,610 1,016,857
Foreign tax reclaims ................................... 98,628 — — 923,719
Dividends and interest .................................. 151,441 684 43,890 2,239
Capital shares sold .................................... 9,317 144,128 — 1,370,491
Prepaid expenses .......................................
28,131 43,051 21,758 57,124
Total Assets 179,585,087 216,101,531 58,834,129 810,694,771
LIABILITIES:
Securities sold short, at value (proceeds  $15,760,864, $–, $– and
$32,756,246, respectively) ................................ 16,686,076 — — 36,328,219
Reverse repurchase agreements, at value ..................... 23,877,068 — — —
Due to custodian ........................................ 373 — 53,729 —
Due to broker .......................................... 344,802 308,308 11,869 4,578,852
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 1,922,413 — 114,386 12,314,160
Unrealized depreciation on OTC swaps ....................... 77,816 105,116 151,378 39,453,710
Deposits from brokers for futures contracts .................... 44,391 — 394,718 1,402,424
Variation margin on centrally cleared swaps .................... — — — 364,464
Variation margin on futures contracts ......................... 25,070 199,982 39,760 1,077,621
Payables: – – – –
Securities purchased ................................... 787,987 8,598,608 1,615,551 711,226
Accrued investment advisory fees ......................... 48,497 120,659 11,277 776,366
Accrued distribution fees—Class N ........................ 926 5,721 346 4,427
Capital shares redeemed ............................... 499,235 142,950 — 811,860
Dividends and interest payable on securities sold short ......... 8,546 — — 24,945
Other accrued expenses and liabilities ........................
93,055 77,405 74,148 195,458
Total Liabilities 44,416,255 9,558,749 2,467,162 98,043,732
Net Assets $ 135,168,832 $ 206,542,782 $ 56,366,967 $ 712,651,039
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 116,849,144 $ 185,857,821 $ 44,792,289 $ 1,082,335,532
Total distributable earnings (loss) ...........................
18,319,688 20,684,961 11,574,678 (369,684,493)
Net Assets $ 135,168,832 $ 206,542,782 $ 56,366,967 $ 712,651,039
NET ASSETS:
Class I ............................................... $ 116,395,954 $ 173,859,700 $ 53,999,029 $ 260,988,481
Class N ............................................... 4,549,713 29,842,727 1,722,986 20,273,894
Class R6 .............................................. 14,223,165 2,840,355 644,952 431,388,664
SHARES OUTSTANDING: – – – –
Class I ............................................... 10,822,754 19,691,288 5,285,074 34,799,766
Class N ............................................... 424,280 3,434,093 170,406 2,724,405
Class R6 .............................................. 1,323,115 320,476 63,036 57,299,297
NET ASSET VALUE: – – – –
Class I ............................................... $ 10.75 $ 8.83 $ 10.22 $ 7.50
Class N ............................................... $ 10.72 $ 8.69 $ 10.11 $ 7.44
Class R6 .............................................. $ 10.75 $ 8.86 $ 10.23 $ 7.53
‡
Cash denominated in foreign currencies, at cost ............... $ 371,079 $ — $ 38,070 $ 3,771,031
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
**
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 1,313,389 $ 962,430 $ 28 $ 110,797
Affiliated issuers ...................................... — 16,616 — —
Interest income ......................................... 9,698 2,541,770 — 9,324
Total Income 1,323,087 3,520,816 28 120,121
EXPENSES:
Investment advisory fees .................................. 651,893 5,033,449 — 314,804
Custody fees ........................................... 5,308 47,433 5,748 1,274
Administration & accounting fees ............................ 26,282 243,194 9,914 13,809
Legal fees ............................................. 29,604 14,746 580 770
Audit & tax fees ......................................... 60,125 72,127 13,632 52,817
Shareholder reporting fees ................................ 8,604 99,596 3,735 4,945
Transfer agent fees ...................................... 34,862 386,290 12,702 37,199
Trustee fees ........................................... 5,339 26,141 960 3,937
Offering costs .......................................... — — 46,505 —
Distribution fees—Class N ................................. 8,438 50,715 891 18,143
Dividends and interest on securities sold short ................. 829,039 1,812,464 — 43,170
Interest expense ........................................ 3,042 33,569 — 1,966
Registration fees ........................................ 44,576 36,748 41,238 28,287
Other expenses ........................................ 8,472 70,839 — 10,960
Total Expenses 1,715,584 7,927,311 135,905 532,081
Less expense reimbursements ............................. (143,456) (114,964) (114,402) (98,995)
Net Expenses 1,572,128 7,812,347 21,503 433,086
Net Investment Income (Loss) (249,041) (4,291,531) (21,475) (312,965)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 12,316,007 172,531,359 (5) 392,467
Transactions in investment securities of affiliated issuers ........ — (22,664) (22,693) —
Settlement of foreign currency and foreign currency transactions .. (120,068) 79,739 — 3,137
Settlement of forward foreign currency contracts .............. (395,603) (724,940) — (13,529)
Expiration or closing of futures contracts .................... 1,591,621 (7,542,361) — 454,981
Closed short positions in securities ........................ (7,157,670) (82,271,929) — (254,264)
Expiration or closing of swap contracts ..................... 3,245,670 13,999,224 — 5,636,973
Net realized gain (loss) 9,479,957 96,048,428 (22,698) 6,219,765
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................. 3,397,270 (89,356,458) (3) 267,141
Investment securities of affiliated issuers ................... — 38,189 1,943,382 —
Foreign currency and foreign currency transactions ............ (15,015) 15,335 — (42,722)
Forward foreign currency exchange contracts ................ 117,824 981,398 — 27,911
Futures contracts ..................................... 837,612 1,209,086 — 52,989
Short positions in securities .............................. (4,037,639) 46,592,929 — (104,828)
Swap contracts ....................................... (1,019,034) 10,335,884 — (135,268)
Net change in unrealized appreciation (depreciation) (718,982) (30,183,637) 1,943,379 65,223
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 8,760,975 65,864,791 1,920,681 6,284,988
Net increase (decrease) in net assets resulting from operations $ 8,511,934 $ 61,573,260 $ 1,899,206 $ 5,972,023
†
Net of foreign taxes withheld of ............................ $ 128,100 $ 26,161 $ — $ 22,166
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
AQR GLOBAL
MACRO FUND
**
AQR LONG-
SHORT EQUITY
FUND
AQR MANAGED
FUTURES
STRATEGY
FUND **
AQR MANAGED
FUTURES
STRATEGY HV
FUND **
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 880 $ 9,900 $ 883 $ 1,416
Affiliated issuers ...................................... — — 20,150 —
Interest income ......................................... 4,669 68,872 628,002 36,279
Interfund lending income .................................. — — 3,460 —
Total Income 5,549 78,772 652,495 37,695
EXPENSES:
Investment advisory fees .................................. 148,380 1,657,007 9,594,935 854,810
Custody fees ........................................... 11,153 21,933 82,313 28,484
Administration & accounting fees ............................ 7,173 72,933 442,914 28,522
Legal fees ............................................. 3,850 5,149 40,381 3,786
Audit & tax fees ......................................... 59,771 57,615 70,429 59,595
Shareholder reporting fees ................................ 3,930 20,401 155,712 9,693
Transfer agent fees ...................................... 14,087 153,561 729,312 55,833
Trustee fees ........................................... 3,326 10,270 50,099 5,554
Distribution fees—Class N ................................. 770 12,239 126,239 3,952
Interest expense ........................................ 704 9,717 58,576 3,293
Registration fees ........................................ 26,130 31,126 76,623 33,858
Tax expense (Note 3) .................................... 15,943 — — 45,005
Other expenses ........................................ 4,343 17,215 30,866 1,886
Total Expenses 299,560 2,069,166 11,458,399 1,134,271
Less expense reimbursements ............................. (113,850) (96,593) (63,146) (121,957)
Net Expenses 185,710 1,972,573 11,395,253 1,012,314
Net Investment Income (Loss) (180,161) (1,893,801) (10,742,758) (974,619)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... (8,843) 27,107 24,219 (1,205)
Transactions in investment securities of affiliated issuers ........ — — 51 —
Settlement of foreign currency and foreign currency transactions .. (59,022) (147,537) (860,742) (13,845)
Settlement of forward foreign currency contracts .............. (196,835) 1,192,389 7,246,879 409,860
Expiration or closing of futures contracts .................... 1,620,382 21,903,327 103,078,351 8,821,524
Expiration or closing of swap contracts ..................... 64,446 42,692,203 46,256,274 3,756,831
Net realized gain (loss) 1,420,128 65,667,489 155,745,032 12,973,165
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................. 540 (15,627) (136,522) (7,103)
Investment securities of affiliated issuers ................... — — 13,957 —
Foreign currency and foreign currency transactions ............ (48) (68,365) (152,277) (9,241)
Forward foreign currency exchange contracts ................ 322,361 (2,655,060) (48,749,639) (4,675,288)
Futures contracts ..................................... (285,505) (2,657,849) (33,295,515) (2,836,342)
Swap contracts ....................................... (157,419) (5,813,777) (26,119,490) (2,128,721)
Net change in unrealized appreciation (depreciation) (120,071) (11,210,678) (108,439,486) (9,656,695)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 1,300,057 54,456,811 47,305,546 3,316,470
Net increase (decrease) in net assets resulting from operations $ 1,119,896 $ 52,563,010 $ 36,562,788 $ 2,341,851
________________
†
Net of foreign taxes withheld of ............................ $ — $ 4,722 $ — $ —
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
AQR MULTI-
ASSET FUND
**
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
**
AQR RISK
PARITY II MV
FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
FUND
**
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 860,663 $ 3,795 $ 1,874 $ 1,007,729
Affiliated issuers ...................................... — — — 14,495
Interest income ......................................... 642,408 17,944 494,368 113,325
Total Income 1,503,071 21,739 496,242 1,135,549
EXPENSES:
Investment advisory fees .................................. 401,625 511,980 251,114 4,775,990
Custody fees ........................................... 12,794 8,758 10,323 13,198
Administration & accounting fees ............................ 32,391 30,727 20,283 170,728
Legal fees ............................................. 3,476 3,083 2,780 12,439
Audit & tax fees ......................................... 63,826 49,533 50,832 65,112
Shareholder reporting fees ................................ 14,805 5,478 5,745 41,613
Transfer agent fees ...................................... 69,979 72,299 50,748 151,713
Trustee fees ........................................... 5,882 5,038 4,852 19,049
Distribution fees—Class N ................................. 5,934 26,815 1,991 24,711
Dividends and interest on securities sold short and/or reverse repurchase agreements ................................ 109,508 — — 477,733
Interest expense ........................................ 3,205 3,058 1,873 24,710
Registration fees ........................................ 28,083 28,896 26,878 55,067
Other expenses ........................................ 4,129 1,281 1,379 24,134
Total Expenses 755,637 746,946 428,798 5,856,197
Less expense reimbursements ............................. (107,920) (78,105) (90,441) (236,643)
Net Expenses 647,717 668,841 338,357 5,619,554
Net Investment Income (Loss) 855,354 (647,102) 157,885 (4,484,005)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 5,147,419 (1,443) 919,062 4,122,079
Transactions in investment securities of affiliated issuers ........ — — — (11,018)
Maturity of reverse repurchase agreements .................. (142,446) — — —
Settlement of foreign currency and foreign currency transactions .. (43,412) (95) 37,823 (1,099,943)
Settlement of forward foreign currency contracts .............. 75,621 — (416,959) (1,178,534)
Expiration or closing of futures contracts .................... 3,754,814 28,360,346 6,450,561 16,144,911
Closed short positions in securities ........................ (2,532,644) — — (3,064,669)
Expiration or closing of swap contracts ..................... 1,615,892 2,879,630 2,249,860 139,547,166
Net realized gain (loss) 7,875,244 31,238,438 9,240,347 154,459,992
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................. 3,634,431 (2,429) (1,225,321) 431,941
Investment securities of affiliated issuers ................... — — — 9,135
Reverse repurchase agreements .......................... 379,323 — — —
Foreign currency and foreign currency transactions ............ 115,126 43 (8,049) (129,026)
Forward foreign currency exchange contracts ................ 727,814 — 585,191 2,405,950
Futures contracts ..................................... (1,426,118) 1,226,170 (1,353,547) 3,784,700
Short positions in securities .............................. 647,502 — — (2,659,175)
Swap contracts ....................................... (510,989) (1,496,013) (763,083) (41,518,228)
Net change in unrealized appreciation (depreciation) 3,567,089 (272,229) (2,764,809) (37,674,703)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 11,442,333 30,966,209 6,475,538 116,785,289
Net increase (decrease) in net assets resulting from operations $ 12,297,687 $ 30,319,107 $ 6,633,423 $ 112,301,284
________________
†
Net of foreign taxes withheld of ............................ $ 55,923 $ — $ — $ 221,343
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
AQR ALTERNATIVE RISK PREMIA
FUND
**
AQR DIVERSIFIED ARBITRAGE FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
OPERATIONS:
Net investment income (loss) ........................ $ (249,041) $ (614,941) $ (4,291,531) $ (1,616,719)
Net realized gain (loss) ............................. 9,479,957 (33,406,827) 96,048,428 3,306,491
Net change in unrealized appreciation (depreciation) ....... (718,982) (19,822,413) (30,183,637) 148,206,711
Net increase (decrease) in net assets resulting from
operations 8,511,934 (53,844,181) 61,573,260 149,896,483
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ......................................... — (1,180,390) — (7,998,929)
Class N ......................................... — (88,493) — (351,021)
Class R6 ........................................ — (1,041,432) — (3,565,413)
Total — (2,310,315) — (11,915,363)
Return of capital: — — — —
Class I ....................................... — — — (1,578,244)
Class N ....................................... — — — (122,189)
Class R6 ...................................... — — — (420,560)
Total — — — (2,120,993)
Total distributions — (2,310,315) — (14,036,356)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 9,547,251 80,250,202 220,737,601 344,642,088
Reinvestment of distributions ......................... — 1,177,365 — 7,361,430
Cost of shares redeemed ........................... (29,413,571) (135,266,918) (154,166,545) (302,938,272)
Net increase (decrease) from capital transactions (19,866,320) (53,839,351) 66,571,056 49,065,246
CLASS N — — — —
Proceeds from shares sold .......................... 204,673 10,572,489 13,977,701 16,637,108
Reinvestment of distributions ......................... — 86,306 — 460,924
Cost of shares redeemed ........................... (487,817) (10,629,536) (9,966,832) (42,164,230)
Net increase (decrease) from capital transactions (283,144) 29,259 4,010,869 (25,066,198)
CLASS R6 — — — —
Proceeds from shares sold .......................... 13,911,893 168,241,002 84,442,710 213,497,011
Reinvestment of distributions ......................... — 1,035,190 — 2,218,700
Cost of shares redeemed ........................... (13,857,534) (172,402,946) (46,853,749) (35,990,379)
Net increase (decrease) from capital transactions 54,359 (3,126,754) 37,588,961 179,725,332
Net increase (decrease) in net assets resulting from capital transactions (20,095,105) (56,936,846) 108,170,886 203,724,380
Total increase (decrease) in net assets (11,583,171) (113,091,342) 169,744,146 339,584,507
NET ASSETS:
Beginning of period ................................ 122,442,224 235,533,566 878,541,012 538,956,505
End of period ................................... $ 110,859,053 $ 122,442,224 $ 1,048,285,158 $ 878,541,012
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
AQR ALTERNATIVE RISK PREMIA
FUND AQR DIVERSIFIED ARBITRAGE FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 8,863,505 16,218,999 53,386,837 49,900,354
Shares sold ..................................... 1,291,164 9,812,442 18,144,518 35,329,807
Shares issued on reinvestment of distributions ........... — 172,888 — 646,306
Shares redeemed ................................. (4,181,263) (17,340,824) (12,705,904) (32,489,630)
Shares outstanding, end of period 5,973,406 8,863,505 58,825,451 53,386,837
CLASS N
Shares outstanding, beginning of period ................ 947,658 1,012,625 3,014,424 5,978,981
Shares sold ..................................... 28,281 1,329,277 1,144,144 1,730,036
Shares issued on reinvestment of distributions ........... — 12,729 — 40,397
Shares redeemed ................................. (67,293) (1,406,973) (817,752) (4,734,990)
Shares outstanding, end of period 908,646 947,658 3,340,816 3,014,424
CLASS R6
Shares outstanding, beginning of period ................ 7,938,571 9,236,940 20,297,549 2,054,739
Shares sold ..................................... 1,930,536 21,034,287 6,909,603 21,617,773
Shares issued on reinvestment of distributions ........... — 151,565 — 195,136
Shares redeemed ................................. (1,921,481) (22,484,221) (3,785,246) (3,570,099)
Shares outstanding, end of period 7,947,626 7,938,571 23,421,906 20,297,549
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
AQR DIVERSIFYING STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE PERIOD
6/08/20
*
- 12/31/20
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
OPERATIONS:
Net investment income (loss) ........................ $ (21,475) $ 322,960 $ (312,965) $ (263,091)
Net realized gain (loss) ............................. (22,698) 427,064 6,219,765 (40,400,650)
Net change in unrealized appreciation (depreciation) ....... 1,943,379 114,175 65,223 4,345,767
Net increase (decrease) in net assets resulting from
operations 1,899,206 864,199 5,972,023 (36,317,974)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — (297,507) — (4,926,477)
Class N ......................................... — (9,760) — (936,496)
Class R6 ........................................ — (86,349) — (685,012)
Total distributions — (393,616) — (6,547,985)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 3,333,289 16,149,204 8,060,719 51,387,735
Reinvestment of distributions ......................... — 266,243 — 4,301,824
Cost of shares redeemed ........................... (1,147,919) (1,074,490) (15,752,717) (193,109,515)
Net increase (decrease) from capital transactions 2,185,370 15,340,957 (7,691,998) (137,419,956)
CLASS N — — — —
Proceeds from shares sold .......................... 277,490 534,751 10,723,955 7,194,403
Reinvestment of distributions ......................... — 275 — 926,621
Cost of shares redeemed ........................... — (20,178) (6,192,357) (9,338,006)
Net increase (decrease) from capital transactions 277,490 514,848 4,531,598 (1,216,982)
CLASS R6 — — — —
Proceeds from shares sold .......................... 23,760 4,338,990 1,017,850 10,524,209
Reinvestment of distributions ......................... — 4,685 — 621,105
Cost of shares redeemed ........................... — — (1,627,272) (37,266,492)
Net increase (decrease) from capital transactions 23,760 4,343,675 (609,422) (26,121,178)
Net increase (decrease) in net assets resulting from capital transactions 2,486,620 20,199,480 (3,769,822) (164,758,116)
Total increase (decrease) in net assets 4,385,826 20,670,063 2,202,201 (207,624,075)
NET ASSETS:
Beginning of period ................................ 20,670,063 — 53,295,742 260,919,817
End of period ................................... $ 25,055,889 $ 20,670,063 $ 55,497,943 $ 53,295,742
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
AQR DIVERSIFYING STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE PERIOD
6/08/20
*
- 12/31/20
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 1,509,380 — 6,103,292 22,686,831
Shares sold ..................................... 298,025 1,588,528 1,180,558 6,441,325
Shares issued on reinvestment of distributions ........... — 25,799 — 678,521
Shares redeemed ................................. (102,960) (104,947) (2,293,814) (23,703,385)
Shares outstanding, end of period 1,704,445 1,509,380 4,990,036 6,103,292
CLASS N
Shares outstanding, beginning of period ................ 51,473 — 1,612,139 1,549,427
Shares sold ..................................... 25,205 53,424 1,508,340 1,040,819
Shares issued on reinvestment of distributions ........... — 27 — 148,023
Shares redeemed ................................. — (1,978) (848,359) (1,126,130)
Shares outstanding, end of period 76,678 51,473 2,272,120 1,612,139
CLASS R6
Shares outstanding, beginning of period ................ 433,047 — 752,319 4,135,843
Shares sold ..................................... 2,205 432,593 141,539 1,289,420
Shares issued on reinvestment of distributions ........... — 454 — 97,658
Shares redeemed ................................. — — (235,156) (4,770,602)
Shares outstanding, end of period 435,252 433,047 658,702 752,319
*
Commencement of operations.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
AQR GLOBAL MACRO FUND
**
AQR LONG-SHORT EQUITY FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
OPERATIONS:
Net investment income (loss) ........................ $ (180,161) $ (192,822) $ (1,893,801) $ (2,491,579)
Net realized gain (loss) ............................. 1,420,128 308,084 65,667,489 (245,926,287)
Net change in unrealized appreciation (depreciation) ....... (120,071) 235,384 (11,210,678) 107,983,798
Net increase (decrease) in net assets resulting from
operations 1,119,896 350,646 52,563,010 (140,434,068)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — (82,833) — (5,602,744)
Class N ......................................... — (5,234) — (113,472)
Class R6 ........................................ — (133,188) — (250,737)
Total distributions — (221,255) — (5,966,953)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 2,151,742 3,577,485 65,374,741 181,721,553
Reinvestment of distributions ......................... — 82,289 — 2,959,313
Cost of shares redeemed ........................... (1,258,656) (10,073,953) (204,212,514) (604,106,694)
Net increase (decrease) from capital transactions 893,086 (6,414,179) (138,837,773) (419,425,828)
CLASS N — — — —
Proceeds from shares sold .......................... 211,970 416,094 4,177,668 3,124,429
Reinvestment of distributions ......................... — 4,684 — 104,305
Cost of shares redeemed ........................... (63,145) (1,049,878) (2,528,459) (21,190,180)
Net increase (decrease) from capital transactions 148,825 (629,100) 1,649,209 (17,961,446)
CLASS R6 — — — —
Proceeds from shares sold .......................... 477,954 7,727,110 2,262,897 27,941,905
Reinvestment of distributions ......................... — 44,123 — 238,105
Cost of shares redeemed ........................... (198,694) (739,112) (5,928,022) (77,306,268)
Net increase (decrease) from capital transactions 279,260 7,032,121 (3,665,125) (49,126,258)
Net increase (decrease) in net assets resulting from capital transactions 1,321,171 (11,158) (140,853,689) (486,513,532)
Total increase (decrease) in net assets 2,441,067 118,233 (88,290,679) (632,914,553)
NET ASSETS:
Beginning of period ................................ 28,117,456 27,999,223 373,328,899 1,006,243,452
End of period ................................... $ 30,558,523 $ 28,117,456 $ 285,038,220 $ 373,328,899
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
AQR GLOBAL MACRO FUND AQR LONG-SHORT EQUITY FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 888,298 1,573,992 37,323,213 81,348,092
Shares sold ..................................... 218,829 380,603 6,045,415 18,476,749
Shares issued on reinvestment of distributions ........... — 8,763 — 317,183
Shares redeemed ................................. (127,861) (1,075,060) (20,381,710) (62,818,811)
Shares outstanding, end of period 979,266 888,298 22,986,918 37,323,213
CLASS N
Shares outstanding, beginning of period ................ 57,047 124,939 749,475 2,621,145
Shares sold ..................................... 21,862 44,936 410,136 323,321
Shares issued on reinvestment of distributions ........... — 507 — 11,350
Shares redeemed ................................. (6,650) (113,335) (239,069) (2,206,341)
Shares outstanding, end of period 72,259 57,047 920,542 749,475
CLASS R6
Shares outstanding, beginning of period ................ 1,985,904 1,242,121 1,686,829 6,862,414
Shares sold ..................................... 48,430 817,860 200,340 2,918,269
Shares issued on reinvestment of distributions ........... — 4,689 — 25,411
Shares redeemed ................................. (20,171) (78,766) (529,455) (8,119,265)
Shares outstanding, end of period 2,014,163 1,985,904 1,357,714 1,686,829
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
AQR MANAGED FUTURES
STRATEGY FUND **
AQR MANAGED FUTURES
STRATEGY HV FUND **
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
OPERATIONS:
Net investment income (loss) ........................ $ (10,742,758) $ (19,769,616) $ (974,619) $ (1,883,400)
Net realized gain (loss) ............................. 155,745,032 (29,578,340) 12,973,165 (3,154,120)
Net change in unrealized appreciation (depreciation) ....... (108,439,486) 22,300,128 (9,656,695) 1,117,561
Net increase (decrease) in net assets resulting from
operations 36,562,788 (27,047,828) 2,341,851 (3,919,959)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — (75,428,200) — (8,082,992)
Class N ......................................... — (14,770,173) — (296,485)
Class R6 ........................................ — (22,754,216) — (2,313,901)
Total distributions — (112,952,589) — (10,693,378)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 172,064,171 531,599,733 14,164,497 77,762,774
Reinvestment of distributions ......................... — 56,396,814 — 7,920,992
Cost of shares redeemed ........................... (470,695,972) (1,374,462,278) (18,533,801) (144,969,798)
Net increase (decrease) from capital transactions (298,631,801) (786,465,731) (4,369,304) (59,286,032)
CLASS N — — — —
Proceeds from shares sold .......................... 6,605,807 401,193,523 1,251,155 10,598,118
Reinvestment of distributions ......................... — 14,726,218 — 296,282
Cost of shares redeemed ........................... (320,160,109) (1,517,895,148) (1,353,069) (39,202,419)
Net increase (decrease) from capital transactions (313,554,302) (1,101,975,407) (101,914) (28,308,019)
CLASS R6 — — — —
Proceeds from shares sold .......................... 54,807,817 148,126,627 3,578,401 23,000,382
Reinvestment of distributions ......................... — 21,368,132 — 2,310,717
Cost of shares redeemed ........................... (88,506,787) (293,840,514) (5,748,794) (91,147,642)
Net increase (decrease) from capital transactions (33,698,970) (124,345,755) (2,170,393) (65,836,543)
Net increase (decrease) in net assets resulting from capital transactions (645,885,073) (2,012,786,893) (6,641,611) (153,430,594)
Total increase (decrease) in net assets (609,322,285) (2,152,787,310) (4,299,760) (168,043,931)
NET ASSETS:
Beginning of period ................................ 2,249,637,944 4,402,425,254 118,569,903 286,613,834
End of period ................................... $ 1,640,315,659 $ 2,249,637,944 $ 114,270,143 $ 118,569,903
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
AQR MANAGED FUTURES
STRATEGY FUND
AQR MANAGED FUTURES
STRATEGY HV FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 184,061,144 278,773,489 13,033,808 20,878,442
Shares sold ..................................... 21,411,572 63,829,668 1,973,078 10,292,051
Shares issued on reinvestment of distributions ........... — 7,343,335 — 1,185,777
Shares redeemed ................................. (58,303,102) (165,885,348) (2,580,240) (19,322,462)
Shares outstanding, end of period 147,169,614 184,061,144 12,426,646 13,033,808
CLASS N
Shares outstanding, beginning of period ................ 47,202,273 184,612,537 452,751 4,203,751
Shares sold ..................................... 830,708 48,737,807 171,872 1,393,169
Shares issued on reinvestment of distributions ........... — 1,935,114 — 44,155
Shares redeemed ................................. (40,439,488) (188,083,185) (189,340) (5,188,324)
Shares outstanding, end of period 7,593,493 47,202,273 435,283 452,751
CLASS R6
Shares outstanding, beginning of period ................ 55,630,961 69,815,972 3,657,794 12,444,742
Shares sold ..................................... 6,800,565 17,970,866 499,453 2,996,716
Shares issued on reinvestment of distributions ........... — 2,778,691 — 344,883
Shares redeemed ................................. (11,069,145) (34,934,568) (799,323) (12,128,547)
Shares outstanding, end of period 51,362,381 55,630,961 3,357,924 3,657,794
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
AQR MULTI-ASSET FUND
**
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
**
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
OPERATIONS:
Net investment income (loss) ........................ $ 855,354 $ 131,728 $ (647,102) $ (271,740)
Net realized gain (loss) ............................. 7,875,244 89,312 31,238,438 (9,388,035)
Net change in unrealized appreciation (depreciation) ....... 3,567,089 5,388,333 (272,229) (8,331,032)
Net increase (decrease) in net assets resulting from
operations 12,297,687 5,609,373 30,319,107 (17,990,807)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — (1,324,791) — (35,448)
Class N ......................................... — (38,969) — (15,381)
Class R6 ........................................ — (145,677) — (723)
Total distributions — (1,509,437) — (51,552)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 9,640,503 78,874,445 143,830,719 23,309,629
Reinvestment of distributions ......................... — 974,564 — 35,272
Cost of shares redeemed ........................... (24,162,886) (82,903,061) (33,083,302) (80,118,919)
Net increase (decrease) from capital transactions (14,522,383) (3,054,052) 110,747,417 (56,774,018)
CLASS N — — — —
Proceeds from shares sold .......................... 70,375 941,523 13,495,182 8,440,998
Reinvestment of distributions ......................... — 38,551 — 15,360
Cost of shares redeemed ........................... (1,517,544) (6,408,685) (5,080,634) (8,356,475)
Net increase (decrease) from capital transactions (1,447,169) (5,428,611) 8,414,548 99,883
CLASS R6 — — — —
Proceeds from shares sold .......................... 1,907,444 8,044,424 1,771,307 14,229,740
Reinvestment of distributions ......................... — 145,097 — 723
Cost of shares redeemed ........................... (1,140,837) (1,278,026) (245,000) (151,391,611)
Net increase (decrease) from capital transactions 766,607 6,911,495 1,526,307 (137,161,148)
Net increase (decrease) in net assets resulting from capital transactions (15,202,945) (1,571,168) 120,688,272 (193,835,283)
Total increase (decrease) in net assets (2,905,258) 2,528,768 151,007,379 (211,877,642)
NET ASSETS:
Beginning of period ................................ 138,074,090 135,545,322 55,535,403 267,413,045
End of period ................................... $ 135,168,832 $ 138,074,090 $ 206,542,782 $ 55,535,403
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
AQR MULTI-ASSET FUND
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 12,265,365 12,373,196 5,631,966 16,598,224
Shares sold ..................................... 939,349 8,865,761 18,005,918 4,173,382
Shares issued on reinvestment of distributions ........... — 101,201 — 5,393
Shares redeemed ................................. (2,381,960) (9,074,793) (3,946,596) (15,145,033)
Shares outstanding, end of period 10,822,754 12,265,365 19,691,288 5,631,966
CLASS N
Shares outstanding, beginning of period ................ 570,487 1,180,290 2,399,584 2,172,479
Shares sold ..................................... 6,895 102,856 1,662,158 1,707,446
Shares issued on reinvestment of distributions ........... — 4,012 — 2,385
Shares redeemed ................................. (153,102) (716,671) (627,649) (1,482,726)
Shares outstanding, end of period 424,280 570,487 3,434,093 2,399,584
CLASS R6
Shares outstanding, beginning of period ................ 1,245,435 486,163 114,907 23,405,902
Shares sold ..................................... 187,090 880,125 236,962 2,759,499
Shares issued on reinvestment of distributions ........... — 15,083 — 110
Shares redeemed ................................. (109,410) (135,936) (31,393) (26,050,604)
Shares outstanding, end of period 1,323,115 1,245,435 320,476 114,907
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
AQR RISK PARITY II MV FUND
**
AQR STYLE PREMIA ALTERNATIVE
FUND
**
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
OPERATIONS:
Net investment income (loss) ........................ $ 157,885 $ (442,762) $ (4,484,005) $ (9,383,464)
Net realized gain (loss) ............................. 9,240,347 (364,249) 154,459,992 (318,218,290)
Net change in unrealized appreciation (depreciation) ....... (2,764,809) 4,058,121 (37,674,703) (32,588,998)
Net increase (decrease) in net assets resulting from
operations 6,633,423 3,251,110 112,301,284 (360,190,752)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... — (3,776,080) — —
Class N ......................................... — (63,703) — —
Class R6 ........................................ — (26,135) — —
Total distributions — (3,865,918) — —
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 434,185 6,008,903 87,984,441 229,785,451
Reinvestment of distributions ......................... — 3,774,854 — —
Cost of shares redeemed ........................... (43,713,345) (27,579,821) (104,514,473) (708,116,773)
Net increase (decrease) from capital transactions (43,279,160) (17,796,064) (16,530,032) (478,331,322)
CLASS N — — — —
Proceeds from shares sold .......................... 169,675 195,747 6,999,968 5,954,543
Reinvestment of distributions ......................... — 63,703 — —
Cost of shares redeemed ........................... (136,740) (876,458) (4,470,688) (25,463,704)
Net increase (decrease) from capital transactions 32,935 (617,008) 2,529,280 (19,509,161)
CLASS R6 — — — —
Proceeds from shares sold .......................... 13,994 279,345 45,041,953 407,761,354
Reinvestment of distributions ......................... — 26,135 — —
Cost of shares redeemed ........................... (140,403) (59,522) (73,054,340) (978,688,647)
Net increase (decrease) from capital transactions (126,409) 245,958 (28,012,387) (570,927,293)
Net increase (decrease) in net assets resulting from capital transactions (43,372,634) (18,167,114) (42,013,139) (1,068,767,776)
Total increase (decrease) in net assets (36,739,211) (18,781,922) 70,288,145 (1,428,958,528)
NET ASSETS:
Beginning of period ................................ 93,106,178 111,888,100 642,362,894 2,071,321,422
End of period ................................... $ 56,366,967 $ 93,106,178 $ 712,651,039 $ 642,362,894
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
AQR RISK PARITY II MV FUND
AQR STYLE PREMIA ALTERNATIVE
FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
FOR THE SIX
MONTHS ENDED
JUNE 30, 2021
FOR THE YEAR
ENDED DECEMBER
31, 2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 9,668,597 11,733,439 37,337,857 106,373,674
Shares sold ..................................... 44,677 675,083 12,164,952 31,652,156
Shares issued on reinvestment of distributions ........... — 408,977 — —
Shares redeemed ................................. (4,428,200) (3,148,902) (14,703,043) (100,687,973)
Shares outstanding, end of period 5,285,074 9,668,597 34,799,766 37,337,857
CLASS N
Shares outstanding, beginning of period ................ 167,042 237,647 2,352,158 5,010,960
Shares sold ..................................... 17,799 21,792 976,362 857,846
Shares issued on reinvestment of distributions ........... — 6,970 — —
Shares redeemed ................................. (14,435) (99,367) (604,115) (3,516,648)
Shares outstanding, end of period 170,406 167,042 2,724,405 2,352,158
CLASS R6
Shares outstanding, beginning of period ................ 76,446 49,900 61,159,132 142,483,592
Shares sold ..................................... 1,435 30,058 6,272,976 57,019,218
Shares issued on reinvestment of distributions ........... — 2,828 — —
Shares redeemed ................................. (14,845) (6,340) (10,132,811) (138,343,678)
Shares outstanding, end of period 63,036 76,446 57,299,297 61,159,132
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
***
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR MULTI-
ASSET FUND
***
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ 8,511,934 $ 61,573,260 $ 12,297,687
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (19,008,413) (1,643,885,740) (84,774,156)
Payments to cover short positions in securities .......................... (75,053,077) (619,351,848) (12,561,004)
Proceeds from sale of securities ..................................... 45,784,452 1,655,858,074 55,518,712
Proceeds from short positions in securities ............................. 55,112,327 562,312,645 18,461,090
(Purchases) sales of short-term investments, net ........................ 13,441,838 (65,295,456) 23,716,906
Realized (gain) loss on investments in securities ........................ (12,316,007) (172,508,695) (5,147,419)
Realized (gain) loss on reverse repurchase agre ements ................... — — 142,446
Realized (gain) loss on short positions in securities ....................... 7,157,670 82,271,929 2,532,644
Change in unrealized (appreciation) depreciation on investments in securities ... (3,397,270) 89,318,269 (3,634,431)
Change in unrealized (appreciation) depreciation on short positions in securities . 4,037,639 (46,592,929) (647,502)
Amortization (accretion) of bond premium (discount) ...................... (12,139) (157,725) (422,711)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ 1,028,305 (15,240,370) (327,251)
Deposits with brokers for futures contracts ............................. (3,817,143) 2,073,536 1,671,807
Repurchase Agreements .......................................... — — (4,995,591)
Unrealized appreciation on forward foreign currency exchange contracts ...... 2,398,998 (870,351) (869,670)
Unrealized appreciation on OTC swaps ............................... 791,892 (8,732,640) 562,609
Deposits for securities sold short .................................... — 602,696 (82,108)
Deposits with brokers for centrally cleared swaps ....................... (1,568,471) (154,591) —
Variation margin on centrally cleared swaps ............................ — (86,036) —
Variation margin on futures contracts ................................. (141,649) — (2,165)
Foreign tax reclaim .............................................. 41,619 (7,681) (810)
Dividends and Interest ............................................ 2,665 (70,848) (53,867)
Prepaid expenses ............................................... 17,789 (22,359) (3,026)
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... 169,214 4,053,284 268,482
Unrealized depreciation on forward foreign currency exchange contracts ...... (2,516,822) (111,047) 141,856
Unrealized depreciation on OTC swaps ............................... 68,588 (1,025,102) (51,620)
Deposits from brokers for futures contracts ............................. — — (57,868)
Variation margin on centrally cleared swaps ............................ 51,235 (19,286) —
Variation margin on futures contracts ................................. (40,352) (229,376) (2,782)
Accrued investment advisory fees ................................... (25,959) 131,486 (2,319)
Accrued distribution fees—Class N ................................... 383 1,282 (213)
Dividends and Interest payable on securities sold short ................... (65,145) (246,099) 1,910
Other accrued expenses and liabilities ................................ (43,833) 166,901 (117,969)
Net cash provided by (used in) operating activities $ 20,610,268 $ (116,244,817) $ 1,561,667
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 23,734,095 318,522,030 11,654,731
Net change in reverse repurchase agreements .......................... — — 13,305,781
Payments on shares redeemed ..................................... (45,398,137) (204,525,487) (26,611,139)
Due to custodian ................................................ — 574,799 152
Net cash provided by (used in) financing activities ....................... $ (21,664,042) $ 114,571,342 $ (1,650,475)
Net change in cash and cash denominated in foreign currencies .............. (1,053,774) (1,673,475) (88,808)
Cash, beginning of period ......................................... 1,525,010 3,406,317 454,215
Cash, end of period** ............................................. $ 471,236 $ 1,732,842 $ 365,407
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $253,254, $1,263,128 and $49,167.
** * Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
** The following is a reconciliation of cash and cash held in foreign currencies reported within the Statements of Assets and Liabilities that sum to the total of the same such amounts disclosed in the Statement of Cash Flows:
FUND CASH
CASH
DENOMINATED
IN FOREIGN
CURRENCIES
TOTAL CASH
AND CASH
DENOMINATED
IN FOREIGN
CURRENCIES
AQR Alternative Risk Premia Fund .......................................... $ 27,835 $ 443,401 $ 471,236
AQR Diversified Arbitrage Fund ............................................. — 1,732,842 1,732,842
AQR Multi-Asset Fund ................................................... — 365,407 365,407

Financial Highlights
AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR ALTERNATIVE RISK PREMIA FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2021 $ 6.89 (0.02) 0.60 0.58 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.89 (0.02) (1.84) (1.86) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.25 0.05
6
(0.33) (0.28) (0.08) — — (0.08)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.01 (0.00)
7
(0.75) (0.75) (0.01) — — (0.01)
FOR THE PERIOD 9/19/17
9
-12/31/17 $ 10.00 (0.01) 0.02
10
0.01 — — — —
AQR ALTERNATIVE RISK PREMIA FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2021 $ 6.86 (0.02) 0.58 0.56 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.88 (0.04) (1.84) (1.88) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.23 0.03
6
(0.33) (0.30) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.01 (0.03) (0.74) (0.77) (0.01) — — (0.01)
FOR THE PERIOD 9/19/17
9
-12/31/17 $ 10.00 (0.01) 0.02
10
0.01 — — — —
AQR ALTERNATIVE RISK PREMIA FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2021 $ 6.91 (0.01) 0.59 0.58 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.91 (0.02) (1.84) (1.86) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.27 0.05
6
(0.32) (0.27) (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.02 0.01 (0.75) (0.74) (0.01) — — (0.01)
FOR THE PERIOD 9/19/17
9
-12/31/17 $ 10.00 (0.01) 0.03
10
0.02 — — — —
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2021 $ 11.46 (0.05) 0.84 0.79 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.30 (0.03) 2.37 2.34 (0.15) — (0.03) (0.18)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.75 0.08 0.67 0.75 (0.20) — — (0.20)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.12 0.06 0.14 0.20 (0.57) — — (0.57)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.23 0.02 0.52 0.54 (0.65) — — (0.65)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.21 0.07 0.61 0.68 (0.66) — — (0.66)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2021 $ 11.48 (0.07) 0.85 0.78 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.31 (0.06) 2.38 2.32 (0.12) — (0.03) (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.76 0.05 0.67 0.72 (0.17) — — (0.17)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.12 0.04 0.14 0.18 (0.54) — — (0.54)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.23 0.00
7
0.51 0.51 (0.62) — — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.21 0.05 0.60 0.65 (0.63) — — (0.63)
AQR DIVERSIFIED ARBITRAGE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2021 $ 11.44 (0.05) 0.85 0.80 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.28 (0.01) 2.36 2.35 (0.15) — (0.04) (0.19)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.73 0.12 0.63 0.75 (0.20) — — (0.20)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.10 0.08 0.13 0.21 (0.58) — — (0.58)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.21 0.03 0.52 0.55 (0.66) — — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.20 0.12 0.56 0.68 (0.67) — — (0.67)

Financial Highlights
AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 7.47 8.42% $ 44,596 3.19% 2.93% 1.40% (0.59)% 91%
$ 6.89 (20.95)% $ 61,080 3.31% 3.20% 1.41% (0.31)% 232%
$ 8.89 (3.08)% $ 144,245 3.60% 3.55% 1.40% 0.58%
6
192%
$ 9.25 (7.51)% $ 260,990 3.40%
8
3.32% 1.40% (0.00)% 253%
$ 10.01 0.10% $ 26,852 3.06%
8
2.65% 1.40% (0.25)% 293%
$ 7.42 8.16% $ 6,746 3.45% 3.18% 1.65% (0.67)% 91%
$ 6.86 (21.20)% $ 6,503 3.57% 3.45% 1.66% (0.51)% 232%
$ 8.88 (3.24)% $ 8,989 3.85% 3.80% 1.65% 0.28%
6
192%
$ 9.23 (7.72)% $ 11,467 3.64%
8
3.55% 1.63% (0.27)% 253%
$ 10.01 0.10% $ 1,538 3.70%
8
2.90% 1.65% (0.44)% 293%
$ 7.49 8.39% $ 59,517 3.10% 2.83% 1.30% (0.33)% 91%
$ 6.91 (20.90)% $ 54,859 3.22% 3.10% 1.31% (0.24)% 232%
$ 8.91 (2.93)% $ 82,300 3.51% 3.45% 1.30% 0.53%
6
192%
$ 9.27 (7.41)% $ 98,967 3.31%
8
3.23% 1.30% 0.06% 253%
$ 10.02 0.20% $ 49,818 3.14%
8
2.55% 1.30% (0.22)% 293%
$ 12.25 6.89% $ 720,710 1.59% 1.57% 1.20% (0.86)% 272%
$ 11.46 25.21% $ 611,741 2.10% 2.04% 1.20% (0.29)% 598%
$ 9.30 8.53% $ 464,186 2.06% 1.98% 1.20% 0.88% 361%
$ 8.75 2.19% $ 319,152 1.96% 1.92% 1.20% 0.66% 390%
$ 9.12 5.92% $ 386,972 2.08% 2.02% 1.19% 0.25% 205%
$ 9.23 7.51% $ 359,989 2.36% 2.27% 1.20% 0.78% 277%
$ 12.26 6.79% $ 40,948 1.84% 1.82% 1.45% (1.11)% 272%
$ 11.48 24.96% $ 34,599 2.35% 2.29% 1.45% (0.60)% 598%
$ 9.31 8.21% $ 55,694 2.30% 2.22% 1.44% 0.52% 361%
$ 8.76 2.01% $ 66,251 2.21% 2.17% 1.45% 0.44% 390%
$ 9.12 5.58% $ 76,774 2.34% 2.28% 1.44% 0.01% 205%
$ 9.23 7.15% $ 100,869 2.61% 2.52% 1.44% 0.53% 277%
$ 12.24 6.99% $ 286,627 1.49% 1.47% 1.10% (0.76)% 272%
$ 11.44 25.36% $ 232,201 2.00% 1.94% 1.10% (0.10)% 598%
$ 9.28 8.64% $ 19,077 1.96% 1.88% 1.10% 1.27% 361%
$ 8.73 2.41% $ 13,654 1.87% 1.82% 1.10% 0.79% 390%
$ 9.10 6.02% $ 8,416 1.98% 1.93% 1.10% 0.36% 205%
$ 9.21 7.52% $ 5,159 2.27% 2.18% 1.10% 1.26% 277%

Financial Highlights
AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR DIVERSIFYING STRATEGIES FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2021 $ 10.37 (0.01) 0.94 0.93 — — — —
FOR THE PERIOD 6/08/20
9
-12/31/20 $ 10.00 0.23 0.34 0.57 (0.20) — — (0.20)
AQR DIVERSIFYING STRATEGIES FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2021 $ 10.37 (0.02) 0.94 0.92 — — — —
FOR THE PERIOD 6/08/20
9
-12/31/20 $ 10.00 0.15 0.41 0.56 (0.19) — — (0.19)
AQR DIVERSIFYING STRATEGIES FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2021 $ 10.37 (0.01) 0.96 0.95 — — — —
FOR THE PERIOD 6/08/20
9
-12/31/20 $ 10.00 0.18 0.39 0.57 (0.20) — — (0.20)
AQR EQUITY MARKET NEUTRAL FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2021 $ 6.31 (0.04) 0.76 0.72 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.20 (0.02) (1.77) (1.79) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.76 0.13 (1.34) (1.21) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.25 0.04 (1.48) (1.44) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 11.97 (0.08) 0.79 0.71 (0.43) — — (0.43)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 11.48 (0.13) 0.80 0.67 (0.18) (0.00)
7
— (0.18)
AQR EQUITY MARKET NEUTRAL FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2021 $ 6.23 (0.04) 0.75 0.71 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.12 (0.03) (1.76) (1.79) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.70 0.12 (1.35) (1.23) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.21 0.00
7
(1.46) (1.46) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 11.95 (0.11) 0.78 0.67 (0.41) — — (0.41)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 11.47 (0.15) 0.77 0.62 (0.14) (0.00)
7
— (0.14)
AQR EQUITY MARKET NEUTRAL FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2021 $ 6.32 (0.03) 0.77 0.74 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.22 (0.00)
7
(1.80) (1.80) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.77 0.11 (1.31) (1.20) — (0.35) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 12.25 0.05 (1.48) (1.43) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 11.97 (0.08) 0.79 0.71 (0.43) — — (0.43)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 11.49 (0.14) 0.81 0.67 (0.19) (0.00)
7
— (0.19)

Financial Highlights
AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 11.30 8.97% $ 19,265 0.98%
8
0.20% 0.20% (0.20)% 8%
$ 10.37 5.71% $ 15,645 1.31%
8
0.20% 0.20% 3.91% 14%
$ 11.29 8.87% $ 866 1.20%
8
0.45% 0.45% (0.45)% 8%
$ 10.37 5.61% $ 533 1.87%
8
0.45% 0.45% 2.56% 14%
$ 11.32 9.16% $ 4,925 0.95%
8
0.10% 0.10% (0.10)% 8%
$ 10.37 5.75% $ 4,492 1.62%
8
0.10% 0.10% 3.06% 14%
$ 7.03 11.41% $ 35,093 1.81% 1.46% 1.30% (1.06)% 143%
$ 6.31 (19.52)% $ 38,498 1.73% 1.63% 1.30% (0.20)% 312%
$ 9.20 (11.27)% $ 208,679 2.23% 2.21% 1.27% 1.31% 263%
$ 10.76 (11.73)% $ 708,592 1.99% 1.99% 1.24% 0.32% 175%
$ 12.25 5.84% $ 1,552,269 2.07% 2.07% 1.27% (0.66)% 237%
$ 11.97 5.85% $ 790,179 2.13% 2.13% 1.28% (1.15)% 227%
$ 6.94 11.40% $ 15,758 2.05% 1.71% 1.55% (1.24)% 143%
$ 6.23 (19.70)% $ 10,040 2.03% 1.88% 1.55% (0.33)% 312%
$ 9.12 (11.52)% $ 14,129 2.50% 2.49% 1.55% 1.20% 263%
$ 10.70 (11.94)% $ 209,290 2.27% 2.27% 1.53% 0.02% 175%
$ 12.21 5.56% $ 357,839 2.35% 2.35% 1.55% (0.92)% 237%
$ 11.95 5.43% $ 154,189 2.40% 2.40% 1.55% (1.27)% 227%
$ 7.06 11.71% $ 4,647 1.71% 1.36% 1.20% (0.95)% 143%
$ 6.32 (19.61)% $ 4,758 1.67% 1.53% 1.20% (0.01)% 312%
$ 9.22 (11.17)% $ 38,112 2.15% 2.14% 1.20% 1.05% 263%
$ 10.77 (11.65)% $ 206,044 1.93% 1.93% 1.18% 0.44% 175%
$ 12.25 5.91% $ 326,927 2.00% 2.00% 1.20% (0.61)% 237%
$ 11.97 5.82% $ 177,683 2.05% 2.05% 1.20% (1.22)% 227%

Financial Highlights
AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR GLOBAL MACRO FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2021 $ 9.58 (0.06) 0.43 0.37 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.52 (0.07) 0.22 0.15 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.38 0.44 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.75 0.03 0.65 0.68 (0.15) (0.20) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.06 (0.06) (0.25) (0.31) (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.60 (0.11) 0.12
10
0.01 — (0.55) — (0.55)
AQR GLOBAL MACRO FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2021 $ 9.42 (0.07) 0.43 0.36 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.39 (0.10) 0.22 0.12 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.97 0.03 0.39 0.42 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.66 (0.00)
7
0.66 0.66 (0.15) (0.20) — (0.35)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.99 (0.08) (0.25) (0.33) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.55 (0.13) 0.12
10
(0.01) — (0.55) — (0.55)
AQR GLOBAL MACRO FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2021 $ 9.60 (0.06) 0.44 0.38 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.53 (0.07) 0.23 0.16 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.39 0.45 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 8.75 0.04 0.65 0.69 (0.16) (0.20) — (0.36)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.07 (0.03) (0.28) (0.31) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.60 (0.10) 0.12
10
0.02 — (0.55) — (0.55)
AQR LONG-SHORT EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2021 $ 9.39 (0.07) 1.97 1.90 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.08 (0.04) (1.50) (1.54) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.94 0.10 0.04
10
0.14 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.88 0.04 (2.32) (2.28) (0.04) (0.62) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 13.07 (0.08) 2.15 2.07 (0.56) (0.70) — (1.26)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 12.12 (0.14) 1.48 1.34 (0.24) (0.15) — (0.39)
AQR LONG-SHORT EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2021 $ 9.25 (0.08) 1.93 1.85 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 10.95 (0.08) (1.47) (1.55) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.84 0.07 0.04
10
0.11 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.80 (0.01) (2.29) (2.30) (0.04) (0.62) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 13.00 (0.11) 2.13 2.02 (0.52) (0.70) — (1.22)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 12.07 (0.17) 1.47 1.30 (0.22) (0.15) — (0.37)
AQR LONG-SHORT EQUITY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2021 $ 9.44 (0.06) 1.97 1.91 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.12 (0.02) (1.51) (1.53) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.97 0.10 0.05
10
0.15 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 13.91 0.04 (2.32) (2.28) (0.04) (0.62) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 13.08 (0.07) 2.17 2.10 (0.57) (0.70) — (1.27)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 12.13 (0.14) 1.49 1.35 (0.25) (0.15) — (0.40)

Financial Highlights
AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 9.95 3.86% $ 9,747 2.02%
11
1.26%
11
1.25%
11
(1.22)%
11
0%
$ 9.58 1.61% $ 8,510 2.22% 1.35% 1.34% (0.77)% 0%
$ 9.52 4.90% $ 14,985 2.15% 1.45% 1.45% 0.59% 0%
$ 9.08 7.80% $ 20,230 1.93% 1.42% 1.42% 0.29% 0%
$ 8.75 (3.38)% $ 9,199 2.30% 1.40% 1.40% (0.65)% 0%
$ 9.06 0.02% $ 18,972 1.98% 1.41% 1.41% (1.12)% 0%
$ 9.78 3.82% $ 707 2.27%
11
1.51%
11
1.50%
11
(1.47)%
11
0%
$ 9.42 1.31% $ 537 2.47% 1.60% 1.59% (1.04)% 0%
$ 9.39 4.73% $ 1,173 2.23% 1.70% 1.70% 0.37% 0%
$ 8.97 7.57% $ 17,074 2.11% 1.68% 1.68% (0.04)% 0%
$ 8.66 (3.67)% $ 2,892 2.63% 1.70% 1.70% (0.89)% 0%
$ 8.99 (0.19)% $ 3,217 2.17% 1.65% 1.65% (1.35)% 0%
$ 9.98 3.96% $ 20,105 1.93%
11
1.16%
11
1.15%
11
(1.12)%
11
0%
$ 9.60 1.71% $ 19,070 2.12% 1.23% 1.22% (0.71)% 0%
$ 9.53 5.01% $ 11,841 2.08% 1.35% 1.35% 0.67% 0%
$ 9.08 7.84% $ 12,073 1.91% 1.35% 1.35% 0.41% 0%
$ 8.75 (3.41)% $ 13,970 2.32% 1.35% 1.35% (0.34)% 0%
$ 9.07 0.14% $ 4,374 1.95% 1.35% 1.35% (1.09)% 0%
$ 11.29 20.23% $ 259,412 1.37% 1.31% 1.30% (1.26)% 0%
$ 9.39 (13.91)% $ 350,475 1.32% 1.31% 1.30% (0.42)% 269%
$ 11.08 1.28% $ 901,269 2.06% 2.06% 1.26% 0.92% 292%
$ 10.94 (16.40)% $ 1,697,554 1.73% 1.73% 1.24% 0.28% 462%
$ 13.88 15.73% $ 4,144,436 2.01% 2.01% 1.27% (0.60)% 249%
$ 13.07 11.09% $ 1,799,994 1.99% 1.99% 1.28% (1.12)% 247%
$ 11.10 20.00% $ 10,220 1.62% 1.56% 1.55% (1.51)% 0%
$ 9.25 (14.17)% $ 6,934 1.57% 1.56% 1.55% (0.79)% 269%
$ 10.95 1.01% $ 28,689 2.33% 2.33% 1.53% 0.60% 292%
$ 10.84 (16.64)% $ 117,289 2.01% 2.01% 1.51% (0.04)% 462%
$ 13.80 15.47% $ 385,302 2.27% 2.27% 1.53% (0.80)% 249%
$ 13.00 10.80% $ 287,362 2.25% 2.25% 1.54% (1.39)% 247%
$ 11.35 20.23% $ 15,406 1.27% 1.21% 1.20% (1.16)% 0%
$ 9.44 (13.77)% $ 15,920 1.23% 1.21% 1.20% (0.25)% 269%
$ 11.12 1.37% $ 76,285 1.99% 1.99% 1.19% 0.87% 292%
$ 10.97 (16.36)% $ 206,247 1.66% 1.66% 1.16% 0.32% 462%
$ 13.91 15.95% $ 965,972 1.92% 1.92% 1.17% (0.46)% 249%
$ 13.08 11.13% $ 452,452 1.90% 1.90% 1.19% (1.07)% 247%

Financial Highlights
AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2021 $ 7.85 (0.05) 0.16 0.11 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.30 (0.04) 0.01
10
(0.03) (0.42) — — (0.42)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.41 0.09 0.06 0.15 (0.26) — — (0.26)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.23 0.06 (0.88) (0.82) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.32 (0.03) (0.06) (0.09) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.18 (0.08) (0.78) (0.86) (0.00)
7
— — (0.00)
7
AQR MANAGED FUTURES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2021 $ 7.78 (0.06) 0.15 0.09 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.16 (0.06) 0.00
7,10
(0.06) (0.32) — — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.27 0.06 0.07 0.13 (0.24) — — (0.24)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.10 0.03 (0.86) (0.83) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.21 (0.06) (0.05) (0.11) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.09 (0.11) (0.77) (0.88) (0.00)
7
— — (0.00)
7
AQR MANAGED FUTURES STRATEGY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2021 $ 7.86 (0.04) 0.15 0.11 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.32 (0.03) 0.00
7,10
(0.03) (0.43) — — (0.43)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.42 0.09 0.08 0.17 (0.27) — — (0.27)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.24 0.06 (0.88) (0.82) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.32 (0.02) (0.06) (0.08) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.18 (0.07) (0.79) (0.86) (0.00)
7
— — (0.00)
7
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2021 $ 6.91 (0.06) 0.19 0.13 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.64 (0.06) (0.01) (0.07) (0.66) — — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.82 0.04 0.10 0.14 (0.32) — — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.14 0.00
7
(1.32) (1.32) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.29 (0.08) (0.07) (0.15) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.70 (0.13) (1.28) (1.41) (0.00)
7
— — (0.00)
7
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2021 $ 6.94 (0.07) 0.19 0.12 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.56 (0.07) (0.01) (0.08) (0.54) — — (0.54)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.73 0.02 0.10 0.12 (0.29) — — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.06 (0.02) (1.31) (1.33) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.23 (0.10) (0.07) (0.17) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.66 (0.16) (1.27) (1.43) (0.00)
7
— — (0.00)
7
AQR MANAGED FUTURES STRATEGY HV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2021 $ 6.93 (0.06) 0.19 0.13 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.66 (0.05) (0.01) (0.06) (0.67) — — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.84 0.05 0.10 0.15 (0.33) — — (0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.15 0.01 (1.32) (1.31) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.30 (0.07) (0.08) (0.15) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.70 (0.13) (1.27) (1.40) (0.00)
7
— — (0.00)
7

Financial Highlights
AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 7.96 1.40% $ 1,171,077 1.27% 1.26% 1.25% (1.19)% 0%
$ 7.85 (0.29)% $ 1,445,072 1.23% 1.22% 1.22% (0.46)% 0%
$ 8.30 1.80% $ 2,315,083 1.21% 1.21% 1.20% 1.00% 0%
$ 8.41 (8.88)% $ 4,254,642 1.16% 1.16% 1.16% 0.62% 0%
$ 9.23 (0.97)% $ 5,956,726 1.19% 1.19% 1.19% (0.38)% 0%
$ 9.32 (8.43)% $ 7,654,491 1.20% 1.20% 1.20% (0.81)% 0%
$ 7.87 1.16% $ 59,798 1.52% 1.51% 1.50% (1.43)% 0%
$ 7.78 (0.60)% $ 367,278 1.49% 1.49% 1.49% (0.72)% 0%
$ 8.16 1.56% $ 1,506,755 1.49% 1.49% 1.48% 0.71% 0%
$ 8.27 (9.12)% $ 1,811,668 1.45% 1.45% 1.45% 0.30% 0%
$ 9.10 (1.19)% $ 3,325,717 1.46% 1.46% 1.46% (0.63)% 0%
$ 9.21 (8.71)% $ 3,334,207 1.48% 1.48% 1.47% (1.08)% 0%
$ 7.97 1.40% $ 409,441 1.17% 1.16% 1.15% (1.09)% 0%
$ 7.86 (0.30)% $ 437,288 1.14% 1.14% 1.14% (0.37)% 0%
$ 8.32 2.03% $ 580,587 1.14% 1.14% 1.13% 1.07% 0%
$ 8.42 (8.87)% $ 971,992 1.11% 1.11% 1.11% 0.66% 0%
$ 9.24 (0.86)% $ 1,840,901 1.11% 1.11% 1.11% (0.27)% 0%
$ 9.32 (8.43)% $ 1,169,464 1.13% 1.13% 1.13% (0.73)% 0%
$ 7.04 1.88% $ 87,477 1.90%
11
1.69%
11
1.69%
11
(1.63)%
11
0%
$ 6.91 (0.65)% $ 90,075 1.76% 1.66% 1.65% (0.83)% 0%
$ 7.64 1.81% $ 159,510 1.70% 1.64% 1.64% 0.50% 0%
$ 7.82 (14.44)% $ 244,569 1.65% 1.64% 1.64% 0.00% 0%
$ 9.14 (1.61)% $ 463,124 1.64% 1.64% 1.64% (0.85)% 0%
$ 9.29 (13.17)% $ 411,599 1.66% 1.64% 1.64% (1.29)% 0%
$ 7.06 1.73% $ 3,072 2.16%
11
1.94%
11
1.94%
11
(1.89)%
11
0%
$ 6.94 (0.80)% $ 3,141 1.99% 1.91% 1.90% (0.87)% 0%
$ 7.56 1.55% $ 31,794 1.96% 1.90% 1.90% 0.26% 0%
$ 7.73 (14.68)% $ 59,231 1.91% 1.90% 1.90% (0.24)% 0%
$ 9.06 (1.84)% $ 97,440 1.90% 1.90% 1.90% (1.13)% 0%
$ 9.23 (13.40)% $ 116,422 1.91% 1.90% 1.90% (1.55)% 0%
$ 7.06 1.88% $ 23,721 1.80%
11
1.59%
11
1.59%
11
(1.53)%
11
0%
$ 6.93 (0.49)% $ 25,354 1.65% 1.56% 1.55% (0.65)% 0%
$ 7.66 1.93% $ 95,310 1.61% 1.55% 1.55% 0.59% 0%
$ 7.84 (14.32)% $ 181,404 1.56% 1.55% 1.55% 0.12% 0%
$ 9.15 (1.61)% $ 261,636 1.55% 1.55% 1.55% (0.75)% 0%
$ 9.30 (13.07)% $ 203,463 1.57% 1.55% 1.55% (1.20)% 0%

Financial Highlights
AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MULTI-ASSET FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2021 $ 9.81 0.06 0.88 0.94 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.66 0.01 0.25 0.26 (0.11) — — (0.11)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.12 1.67 1.79 (0.64) — — (0.64)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.82 0.09 (0.78) (0.69) (0.28) (0.34) — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.34 0.02 1.49 1.51 (0.19) (0.84) — (1.03)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.09 (0.02) 0.94 0.92 (0.24) (0.43) — (0.67)
AQR MULTI-ASSET FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2021 $ 9.79 0.05 0.88 0.93 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.63 (0.01) 0.24 0.23 (0.07) — — (0.07)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.49 0.11 1.65 1.76 (0.62) — — (0.62)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.80 0.06 (0.77) (0.71) (0.26) (0.34) — (0.60)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.32 (0.01) 1.50 1.49 (0.17) (0.84) — (1.01)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.08 (0.04) 0.92 0.88 (0.21) (0.43) — (0.64)
AQR MULTI-ASSET FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2021 $ 9.80 0.08 0.87 0.95 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.65 0.02 0.25 0.27 (0.12) — — (0.12)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.04 1.75 1.79 (0.65) — — (0.65)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.83 0.09 (0.78) (0.69) (0.29) (0.34) — (0.63)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.34 0.02 1.51 1.53 (0.20) (0.84) — (1.04)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 9.10 (0.04) 0.95 0.91 (0.24) (0.43) — (0.67)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2021 $ 6.85 (0.04) 2.02 1.98 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.33 (0.01) 0.54
10
0.53 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.65 0.06 0.95 1.01 (0.33) — (0.00)
7
(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.90 0.05 (1.26) (1.21) (0.04) — — (0.04)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 6.25 (0.02) 0.67 0.65 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 5.62 (0.04) 0.97 0.93 (0.30) — — (0.30)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2021 $ 6.75 (0.05) 1.99 1.94 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.25 (0.03) 0.54
10
0.51 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.58 0.05 0.93 0.98 (0.31) — (0.00)
7
(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.81 0.03 (1.24) (1.21) (0.02) — — (0.02)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 6.18 (0.03) 0.66 0.63 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 5.57 (0.06) 0.96 0.90 (0.29) — — (0.29)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2021 $ 6.87 (0.03) 2.02 1.99 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.35 (0.01) 0.54
10
0.53 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.66 0.07 0.95 1.02 (0.33) — (0.00)
7
(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 6.92 0.05 (1.27) (1.22) (0.04) — — (0.04)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 6.26 (0.01) 0.67 0.66 (0.00)
7
— — (0.00)
7
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 5.63 (0.04) 0.97 0.93 (0.30) — — (0.30)

Financial Highlights
AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 10.75 9.58% $ 116,396 1.13% 0.97% 0.80% 1.27% 70%
$ 9.81 2.68% $ 120,287 1.20% 1.04% 0.87% 0.10% 187%
$ 9.66 21.05% $ 119,488 1.47% 1.34% 0.93% 1.31% 233%
$ 8.51 (6.96)% $ 217,406 0.93% 0.92% 0.92% 0.96% 21%
$ 9.82 16.36% $ 415,799 0.94% 0.93% 0.93% 0.19% 48%
$ 9.34 10.10% $ 349,335 0.94% 0.92% 0.92% (0.22)% 72%
$ 10.72 9.50% $ 4,550 1.38% 1.22% 1.05% 0.94% 70%
$ 9.79 2.41% $ 5,585 1.46% 1.31% 1.14% (0.08)% 187%
$ 9.63 20.67% $ 11,366 1.74% 1.61% 1.20% 1.13% 233%
$ 8.49 (7.23)% $ 12,303 1.20% 1.18% 1.18% 0.68% 21%
$ 9.80 16.13% $ 16,673 1.21% 1.20% 1.20% (0.06)% 48%
$ 9.32 9.66% $ 17,027 1.21% 1.19% 1.19% (0.46)% 72%
$ 10.75 9.69% $ 14,223 1.03% 0.87% 0.70% 1.48% 70%
$ 9.80 2.78% $ 12,202 1.08% 0.92% 0.75% 0.20% 187%
$ 9.65 21.07% $ 4,691 1.38% 1.26% 0.85% 0.48% 233%
$ 8.51 (6.94)% $ 24,925 0.86% 0.85% 0.85% 0.98% 21%
$ 9.83 16.56% $ 40,256 0.87% 0.85% 0.85% 0.24% 48%
$ 9.34 10.06% $ 33,987 0.88% 0.85% 0.85% (0.42)% 72%
$ 8.83 28.91% $ 173,860 1.12% 1.00% 1.00% (0.97)% 0%
$ 6.85 8.32% $ 38,558 1.10% 1.00% 1.00% (0.13)% 0%
$ 6.33 17.96% $ 105,145 1.06% 0.99% 0.99% 1.05% 0%
$ 5.65 (17.58)% $ 96,393 0.99% 0.97% 0.97% 0.71% 0%
$ 6.90 10.41% $ 87,863 1.05% 0.99% 0.99% (0.27)% 0%
$ 6.25 16.58% $ 93,849 1.04% 0.96% 0.96% (0.65)% 0%
$ 8.69 28.74% $ 29,843 1.39% 1.25% 1.25% (1.21)% 0%
$ 6.75 8.11% $ 16,188 1.39% 1.25% 1.25% (0.63)% 0%
$ 6.25 17.67% $ 13,586 1.32% 1.25% 1.25% 0.79% 0%
$ 5.58 (17.82)% $ 17,457 1.27% 1.25% 1.25% 0.45% 0%
$ 6.81 10.20% $ 7,559 1.31% 1.25% 1.25% (0.50)% 0%
$ 6.18 16.16% $ 7,214 1.33% 1.25% 1.25% (0.97)% 0%
$ 8.86 28.97% $ 2,840 1.03% 0.90% 0.90% (0.87)% 0%
$ 6.87 8.29% $ 789 1.02% 0.90% 0.90% (0.14)% 0%
$ 6.35 18.20% $ 148,682 0.97% 0.90% 0.90% 1.12% 0%
$ 5.66 (17.60)% $ 156,433 0.93% 0.90% 0.90% 0.80% 0%
$ 6.92 10.55% $ 110,467 0.96% 0.90% 0.90% (0.16)% 0%
$ 6.26 16.61% $ 102,156 0.98% 0.90% 0.90% (0.63)% 0%

Financial Highlights
AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR RISK PARITY II MV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2021 $ 9.39 0.02 0.81 0.83 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.31 (0.04) 0.52 0.48 — (0.40) — (0.40)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.45 0.10 1.74 1.84 (0.27) (0.71) — (0.98)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.26 0.09 (0.69) (0.60) (0.10) (0.11) — (0.21)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.98 0.02 1.08 1.10 (0.02) (0.80) — (0.82)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 8.51 (0.02) 0.84 0.82 (0.09) (0.26) — (0.35)
AQR RISK PARITY II MV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2021 $ 9.31 0.02 0.78 0.80 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.25 (0.06) 0.52 0.46 — (0.40) — (0.40)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.40 0.06 1.74 1.80 (0.24) (0.71) — (0.95)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.20 0.07 (0.68) (0.61) (0.08) (0.11) — (0.19)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.95 (0.05) 1.12 1.07 (0.02) (0.80) — (0.82)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 8.49 (0.04) 0.82 0.78 (0.06) (0.26) — (0.32)
AQR RISK PARITY II MV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2021 $ 9.40 0.03 0.80 0.83 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.31 (0.03) 0.52 0.49 — (0.40) — (0.40)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.45 0.10 1.75 1.85 (0.28) (0.71) — (0.99)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 9.26 0.10 (0.69) (0.59) (0.11) (0.11) — (0.22)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 8.97 0.04 1.07 1.11 (0.02) (0.80) — (0.82)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 8.51 (0.01) 0.83 0.82 (0.10) (0.26) — (0.36)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2021 $ 6.36 (0.05) 1.19 1.14 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.15 (0.06) (1.73) (1.79) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.02 0.02
6
(0.76) (0.74) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.38 0.01 (1.28) (1.27) (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.92 (0.07) 1.27 1.20 (0.74) — — (0.74)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.14 (0.12) 0.07 (0.05) (0.17) — — (0.17)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2021 $ 6.32 (0.06) 1.18 1.12 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.12 (0.08) (1.72) (1.80) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.00 0.00
6,7
(0.75) (0.75) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.35 (0.02) (1.28) (1.30) (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.89 (0.13) 1.30 1.17 (0.71) — — (0.71)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.14 (0.15) 0.07 (0.08) (0.17) — — (0.17)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2021 $ 6.38 (0.04) 1.19 1.15 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.17 (0.05) (1.74) (1.79) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.03 0.03
6
(0.76) (0.73) (0.13) — (0.00)
7
(0.13)
FOR THE YEAR ENDED DECEMBER 31, 2018 $ 10.41 0.02 (1.30) (1.28) (0.10) — — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2017 $ 9.94 (0.07) 1.28 1.21 (0.74) — — (0.74)
FOR THE YEAR ENDED DECEMBER 31, 2016 $ 10.15 (0.11) 0.07 (0.04) (0.17) — — (0.17)

Financial Highlights
AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 10.22 8.84% $ 53,999 1.02% 0.80% 0.80% 0.38% 50%
$ 9.39 5.20% $ 90,832 1.07% 0.88% 0.88% (0.46)% 111%
$ 9.31 21.83% $ 109,225 1.14% 0.95% 0.95% 1.01% 152%
$ 8.45 (6.44)% $ 63,972 1.15% 0.94% 0.94% 1.01% 20%
$ 9.26 12.36% $ 78,000 1.15% 0.93% 0.93% 0.26% 39%
$ 8.98 9.66% $ 78,873 1.15% 0.94% 0.94% (0.24)% 58%
$ 10.11 8.59% $ 1,723 1.28% 1.05% 1.05% 0.36% 50%
$ 9.31 5.03% $ 1,555 1.32% 1.13% 1.13% (0.71)% 111%
$ 9.25 21.47% $ 2,198 1.39% 1.20% 1.20% 0.69% 152%
$ 8.40 (6.66)% $ 2,221 1.41% 1.20% 1.20% 0.78% 20%
$ 9.20 12.07% $ 2,784 1.43% 1.20% 1.20% (0.55)% 39%
$ 8.95 9.25% $ 5,659 1.41% 1.20% 1.20% (0.41)% 58%
$ 10.23 8.83% $ 645 0.92% 0.70% 0.70% 0.59% 50%
$ 9.40 5.31% $ 719 0.96% 0.77% 0.77% (0.35)% 111%
$ 9.31 21.93% $ 465 1.04% 0.85% 0.85% 1.05% 152%
$ 8.45 (6.34)% $ 694 1.06% 0.85% 0.85% 1.10% 20%
$ 9.26 12.49% $ 679 1.07% 0.85% 0.85% 0.42% 39%
$ 8.97 9.64% $ 608 1.07% 0.85% 0.85% (0.06)% 58%
$ 7.50 17.92% $ 260,988 1.71% 1.64% 1.50% (1.32)% 122%
$ 6.36 (21.96)% $ 237,379 1.84% 1.78% 1.50% (0.80)% 544%
$ 8.15 (8.20)% $ 866,804 2.51% 2.48% 1.49% 0.28%
6
170%
$ 9.02 (12.26)% $ 1,759,075 2.25% 2.24% 1.47% 0.09% 345%
$ 10.38 11.94% $ 2,956,926 2.22% 2.21% 1.49% (0.70)% 140%
$ 9.92 (0.47)% $ 2,263,101 2.26% 2.24% 1.49% (1.20)% 114%
$ 7.44 17.72% $ 20,274 1.96% 1.89% 1.75% (1.56)% 122%
$ 6.32 (22.17)% $ 14,857 2.08% 2.03% 1.75% (1.06)% 544%
$ 8.12 (8.33)% $ 40,665 2.77% 2.74% 1.75% 0.02%
6
170%
$ 9.00 (12.60)% $ 82,850 2.51% 2.50% 1.74% (0.22)% 345%
$ 10.35 11.67% $ 177,319 2.49% 2.47% 1.75% (1.23)% 140%
$ 9.89 (0.76)% $ 188,647 2.53% 2.50% 1.75% (1.46)% 114%
$ 7.53 18.03% $ 431,389 1.61% 1.54% 1.40% (1.22)% 122%
$ 6.38 (21.91)% $ 390,127 1.74% 1.68% 1.40% (0.68)% 544%
$ 8.17 (8.08)% $ 1,163,852 2.42% 2.39% 1.40% 0.33%
6
170%
$ 9.03 (12.32)% $ 1,459,422 2.18% 2.17% 1.40% 0.21% 345%
$ 10.41 12.10% $ 1,613,182 2.14% 2.12% 1.40% (0.65)% 140%
$ 9.94 (0.37)% $ 1,349,866 2.18% 2.15% 1.40% (1.08)% 114%

Financial Highlights
AQR Funds | Semi-Annual Report | June 2021
The accompanying notes are an integral part of these financial statements.
June 30, 2021 (Unaudited)
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Alternative Risk Premia Fund – Class I ......................................
$0.04
0.47%
AQR Alternative Risk Premia Fund – Class N .....................................
0.02
0.17
AQR Alternative Risk Premia Fu nd – Class R6 ....................................
0.04
0.42
AQR Style Premia Alternative Fund – Class I ......................................
0.01
0.16
AQR Style Premia Alternative Fund – Class N .....................................
(0.01)
(0.10)
AQR Style Premia Alternative Fund – Class R6 ....................................
0.02
0.21
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invests.
5
Portfolio turnover is not annualized.
6
For the period ended December 31, 2019 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the
Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
7
Amount is less than $.005 per share.
8
Certain expenses incurred by the Fund were not annualized for the period.
9
Commencement of operations.
10
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
11
Includes non-recurring expenses related to the Funds' excise tax expense.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2021, the Trust consists of twenty-four active series, twelve of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Alternative Risk Premia Fund,
AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity
Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities
Strategy Fund, AQR Risk Parity II MV Fund and AQR Style Premia Alternative Fund. The remaining active series are reported in separate books. AQR
Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (the “Sub-
Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund.
The investment objective of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro
Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund and AQR Style Premia Alternative Fund is to seek positive absolute returns. The investment objective of the AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund and AQR Risk Parity II
MV Fund is to seek total return. The investment objective of AQR Diversifying Strategies Fund and AQR Long-Short Equity Fund is to seek capital appreciation. The AQR Diversifying Strategies Fund pursues its investment objective by investing in a portfolio of mutual funds that are each managed by the Adviser. Each fund offers Class I, Class N and Class R6 shares.
2. Consolidation of Subsidiaries
The Consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, of Cash Flows and the
Financial Highlights of AQR Alternative Risk Premia Fund, AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures
Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II MV Fund and AQR Style Premia
Alternative Fund (“Consolidated Funds”) include the accounts of AQR Alternative Risk Premia Offshore Fund Ltd., AQR Global Macro Offshore Fund
Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Asset Offshore Fund Ltd.,
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd. and AQR Style Premia Alternative Offshore
Fund Ltd., respectively, which are wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the
Consolidated Funds and their Subsidiaries.
Each Consolidated Fund may invest up to 25% of its total assets (on a tax basis) in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the
Subsidiaries may invest without limitation in commodities and commodities-related investments.
3. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.
Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
SUBSIDIARY NET
ASSETS AT
JUNE 30, 2021
% OF TOTAL
ASSETS AT
JUNE 30, 2021
AQR Alternative Risk Premia Offshore Fund Ltd. ............................................. $ 25,412,073 8.7%
AQR Global Macro Offshore Fund Ltd . .................................................... 7,066,703 19.0%
AQR Managed Futures Strategy Offshore Fund Ltd . .......................................... 383,638,506 21.2%
AQR Managed Futures Strategy HV Offshore Fund Ltd . ....................................... 26,852,982 18.8%
AQR Multi-Asset Offshore Fund Ltd . ...................................................... 13,517,713 6.1%
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd . .................................. 47,501,796 22.2%
AQR Risk Parity II MV Offshore Fund Ltd . .................................................. 8,627,769 14.8%
AQR Style Premia Alternative Offshore Fund Ltd . ............................................ 163,965,264 17.0%

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. Foreign denominated assets and liabilities are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income:  Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-
date dividend notification. The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds may file withholding tax reclaim in certain jurisdictions to recover a portion of amounts previously withheld. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Certain fixed-income investments may pay interest in-kind, which represents contractual interest accrued and increases the principal balance. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each
Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain.
Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.
Offering Cost: Offering costs, including professional fees, printing fees and initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of June 30,
2021, the Funds had no examinations in progress.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
For Federal tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFCs taxable income is included in the calculation of the relevant Consolidated
Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.
In 2021, AQR Global Macro Fund and AQR Managed Futures Strategy HV Fund incurred an excise tax liability of $15,943 and $45,005, respectively, relating to the tax year 2020.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
4. Securities and Other Investments
Affiliate Investments:  Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities as well as an issuer which is under common control with another fund or Trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of portfolio company.
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. The AQR Diversifying Strategies
Fund invests in funds which are managed by the Adviser, and as such assumes the AQR Funds in which it invests to be affiliated issuers. A summary of transactions with each affiliated issuer is included in the Schedules of Investments, if applicable.
Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.
High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.
Inflation-indexed bonds typically pay a fixed rate of interest but that fixed rate is applied to an inflation adjusted principal amount. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling
Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.
The Funds may also enter into unfunded commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the commitment may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.
As of June 30, 2021, AQR Diversified Arbitrage Fund’s unfunded commitments were as follows:
The Fund has no unrealized gain or loss on the unfunded commitment.
Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of
Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Funds may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.
Special Purpose Acquisition Companies (“SPACs”):  Certain Funds may invest in common stock, rights, units, warrants, and other securities of
SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. The securities of a SPAC are often issued in “units”
that include one share of common stock and one right or warrant (or partial right or war rant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time the invested funds are returned to the entity’s shareholders, less certain permitted expenses, and any rights or warrants issued by the
SPAC may expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a suitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices.
Securities Sold Short: Certain Funds may engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities;
and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.
BORROWER COMMITMENT AMOUNT
DEMC Ltd., Class A-2 ........................................................................... $ 198,269

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
Pursuant to a Master Securities Loan Agreement, State Street Bank and Trust Company (“SSB”) is permitted, subject to certain conditions, to rehypothecate up to 30% of portfolio securities pledged by the Funds as collateral for securities sold short. The Funds continue to receive dividends and interest on rehypothecated securities. The Funds also have the right under the MSLA to recall the rehypothecated securities from SSB on demand. If
SSB fails to deliver the recalled security in a timely manner, the Funds will be compensated by SSB for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by SSB, the Fund may reduce the loan balance outstanding by the amount of the recalled security.
The net amount of fees incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation)
on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation
(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the
Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Fund FEES
AQR Alternative Risk Premia Fund ........................................................................
$ 253,254
AQR Diversified Arbitrage Fund ...........................................................................
1,263,128
AQR Equity Market Neutral Fund .........................................................................
11,079
AQR Multi-Asset Fund .................................................................................
49,167
AQR Style Premia Alternative Fund ........................................................................
106,339

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
Total Return Basket Swaps: Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly.
During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in Net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the
Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation
(depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss) from expiration or closing of swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss.
Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.
Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations.
Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform
(i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.
Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses) on derivatives in the Statements of Operations.
Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations.
The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each
Fund’s Schedule of Investments.
Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the
Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Investments in repurchase agreements are reflected as assets on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end are included within each Fund’s Schedule of Investments.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements under the terms of a master repurchase agreement.
A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are accounted for as secured borrowings and are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statements of
Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.
The collateral held in relation to the repurchase agreements and reverse repurchase agreements was in U.S. Treasury Inflation Protected Securities and
Foreign Government Securities with a maturity greater than 90 days in the amount of $18,985,235 for AQR Multi-Asset Fund.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of a fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statements of Assets and Liabilities.
5. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Funds’
investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the
Western Hemisphere, or in foreign markets that close at 4:00pm Eastern Standard time where the market is closed due to a holiday, are classified
Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-
grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in
60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).These investments are categorized as Level 2 within the fair value hierarchy.
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 56,338,275 $ 46,073,527 $ – $ 102,411,802
Preferred Stocks
†
................................ 187,056 – – 187,056
Short-Term Investments ........................... 53,825,213 31,209,394 – 85,034,607
Futures Contracts* ............................... 1,919,363 – – 1,919,363
Forward Foreign Currency Exchange Contracts* ........ – 2,753,566 – 2,753,566
Interest Rate Swap Contracts* ...................... – 1,387,897 – 1,387,897
Total Return Swaps Contracts* ...................... – 288,268 – 288,268
Total Assets $ 112,269,907 $ 81,712,652 $ – $ 193,982,559
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (48,916,474) $ (41,520,126) $ – $ (90,436,600)
Warrants (Sold Short)
†
............................ (3,643) – – (3,643)
Futures Contracts* ............................... (1,635,794) – – (1,635,794)
Forward Foreign Currency Exchange Contracts* ........ – (2,570,248) – (2,570,248)
Interest Rate Swap Contracts* ...................... – (1,118,589) – (1,118,589)
Total Return Swaps Contracts* ...................... – (72,535) – (72,535)
Total Liabilities $ (50,555,911) $ (45,281,498) $ – $ (95,837,409)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 209,175,423 $ 47,405,107 $ 2,389,431 $ 258,969,961
Convertible Preferred Stocks ....................... – 1,436,355 – 1,436,355
Corporate Bonds ................................ – 1,490,512 754,830 2,245,342
Convertible Bonds ............................... – 362,719,204 – 362,719,204
Closed End Funds ............................... 3,736,725 – – 3,736,725
U.S. Treasury Obligations ......................... – 730,705 – 730,705
Rights ........................................ 150,975 – 253,142 404,117
Securities in Litigation ............................ – – 348,917 348,917
Warrants ...................................... 38,386,199 1,011,240 177,041 39,574,480
Units ......................................... 108,640,137 15,786,620 – 124,426,757
Short-Term Investments ........................... 292,487,119 128,032,283 – 420,519,402
Futures Contracts* ............................... 123,840 – – 123,840
Forward Foreign Currency Exchange Contracts* ........ – 930,696 – 930,696
Total Return Basket Swaps Contracts* ................ – 40,213,273 – 40,213,273
Total Assets $ 652,700,418 $ 599,755,995 $ 3,923,361 $ 1,256,379,774
LIABILITIES
Common Stocks (Sold Short) ...................... $ (223,230,121) $ – $ –
(a)
$ (223,230,121)
Convertible Bonds (Sold Short) ..................... – (15,006,167) – (15,006,167)
U.S. Treasury Obligations (Sold Short) ............... – (2,190,190) – (2,190,190)
Futures Contracts* ............................... (231,070) – – (231,070)
Forward Foreign Currency Exchange Contracts* ........ – (75,565) – (75,565)
Credit Default Swap Contracts* ..................... – (2,096,601) – (2,096,601)
Total Return Basket Swaps Contracts* ................ – (1,679,650) – (1,679,650)
Total Return Swaps Contracts* ...................... – (670) – (670)
Total Liabilities $ (223,461,191) $ (21,048,843) $ –
(a)
$ (244,510,034)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 24,519,043 $ – $ – $ 24,519,043
Short-Term Investments ........................... 492,007 – – 492,007
Total Assets $ 25,011,050 $ – $ – $ 25,011,050
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 4,065,389 $ – $ 4,065,389
Short-Term Investments ........................... 24,930,186 29,856,693 – 54,786,879
Futures Contracts* ............................... 52,989 – – 52,989
Forward Foreign Currency Exchange Contracts* ........ – 19,635 – 19,635
Total Return Basket Swaps Contracts* ................ – 519,891 – 519,891
Total Assets $ 24,983,175 $ 34,461,608 $ – $ 59,444,783
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (4,078,403) $ – $ (4,078,403)
Forward Foreign Currency Exchange Contracts* ........ – (12,160) – (12,160)
Total Return Basket Swaps Contracts* ................ – (1,099,851) – (1,099,851)
Total Liabilities $ – $ (5,190,414) $ – $ (5,190,414)
AQR GLOBAL MACRO FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 14,174,296 $ 11,157,502 $ – $ 25,331,798
Futures Contracts* ............................... 876,727 – – 876,727
Forward Foreign Currency Exchange Contracts* ........ – 1,948,479 – 1,948,479
Interest Rate Swap Contracts* ...................... – 1,520,034 – 1,520,034
Total Return Swaps Contracts* ...................... – 102,913 – 102,913
Total Assets $ 15,051,023 $ 14,728,928 $ – $ 29,779,951
LIABILITIES
Futures Contracts* ............................... $ (753,074) $ – $ – $ (753,074)
Forward Foreign Currency Exchange Contracts* ........ – (1,827,955) – (1,827,955)
Interest Rate Swap Contracts* ...................... – (1,295,290) – (1,295,290)
Total Return Swaps Contracts* ...................... – (88,621) – (88,621)
Total Liabilities $ (753,074) $ (3,211,866) $ – $ (3,964,940)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 82,445,826 $ 179,124,567 $ – $ 261,570,393
Futures Contracts* ............................... 1,267,061 – – 1,267,061
Forward Foreign Currency Exchange Contracts* ........ – 171,461 – 171,461
Total Return Basket Swaps Contracts* ................ – 1,486,209 – 1,486,209
Total Return Swaps Contracts* ...................... – 30,868 – 30,868
Total Assets $ 83,712,887 $ 180,813,105 $ – $ 264,525,992
LIABILITIES
Futures Contracts* ............................... $ (317,258) $ – $ – $ (317,258)
Forward Foreign Currency Exchange Contracts* ........ – (1,365,476) – (1,365,476)
Total Return Basket Swaps Contracts* ................ – (12,806,422) – (12,806,422)
Total Return Swaps Contracts* ...................... – (119,466) – (119,466)
Total Liabilities $ (317,258) $ (14,291,364) $ – $ (14,608,622)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 315,602,898 $ 1,324,362,229 $ – $ 1,639,965,127
Futures Contracts* ............................... 11,696,925 – – 11,696,925
Forward Foreign Currency Exchange Contracts* ........ – 42,710,350 – 42,710,350
Total Return Swaps Contracts* ...................... – 164,212 – 164,212
Total Assets $ 327,299,823 $ 1,367,236,791 $ – $ 1,694,536,614
LIABILITIES
Futures Contracts* ............................... $ (19,999,491) $ – $ – $ (19,999,491)
Forward Foreign Currency Exchange Contracts* ........ – (69,530,931) – (69,530,931)
Total Return Swaps Contracts* ...................... – (1,346,040) – (1,346,040)
Total Liabilities $ (19,999,491) $ (70,876,971) $ – $ (90,876,462)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 26,457,391 $ 95,156,545 $ – $ 121,613,936
Futures Contracts* ............................... 1,188,452 – – 1,188,452
Forward Foreign Currency Exchange Contracts* ........ – 4,415,830 – 4,415,830
Total Return Swaps Contracts* ...................... – 16,500 – 16,500
Total Assets $ 27,645,843 $ 99,588,875 $ – $ 127,234,718
LIABILITIES
Futures Contracts* ............................... $ (2,066,041) $ – $ – $ (2,066,041)
Forward Foreign Currency Exchange Contracts* ........ – (7,349,454) – (7,349,454)
Total Return Swaps Contracts* ...................... – (135,708) – (135,708)
Total Liabilities $ (2,066,041) $ (7,485,162) $ – $ (9,551,203)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 50,412,167 $ 22,678,374 $ – $ 73,090,541
Preferred Stocks
†
................................ 32,692 – – 32,692
Foreign Government Securities ..................... – 13,449,656 – 13,449,656
U.S. Treasury Obligations ......................... – 23,847,794 – 23,847,794
Short-Term Investments ........................... 29,099,315 30,744,969 – 59,844,284
Futures Contracts* ............................... 2,157,629 – – 2,157,629
Forward Foreign Currency Exchange Contracts* ........ – 2,676,846 – 2,676,846
Total Return Swaps Contracts* ...................... – 177,665 – 177,665
Total Assets $ 81,701,803 $ 93,575,304 $ – $ 175,277,107
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (10,414,307) $ (6,271,769) $ – $ (16,686,076)
Reverse Repurchase Agreements ................... – (23,877,068) – (23,877,068)
Futures Contracts* ............................... (771,815) – – (771,815)
Forward Foreign Currency Exchange Contracts* ........ – (1,922,413) – (1,922,413)
Total Return Swaps Contracts* ...................... – (77,816) – (77,816)
Total Liabilities $ (11,186,122) $ (32,149,066) $ – $ (43,335,188)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 97,564,463 $ 95,017,644 $ – $ 192,582,107
Futures Contracts* ............................... 15,726,906 – – 15,726,906
Total Return Swaps Contracts* ...................... – 241,663 – 241,663
Total Assets $ 113,291,369 $ 95,259,307 $ – $ 208,550,676
LIABILITIES
Futures Contracts* ............................... $ (8,998,686) $ – $ – $ (8,998,686)
Total Return Swaps Contracts* ...................... – (105,116) – (105,116)
Total Liabilities $ (8,998,686) $ (105,116) $ – $ (9,103,802)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
AQR RISK PARITY II MV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Foreign Government Securities ..................... $ – $ 8,585,913 $ – $ 8,585,913
U.S. Treasury Obligations ......................... – 14,762,684 – 14,762,684
Short-Term Investments ........................... 21,618,888 9,500,005 – 31,118,893
Futures Contracts* ............................... 1,430,802 – – 1,430,802
Forward Foreign Currency Exchange Contracts* ........ – 402,897 – 402,897
Total Return Swaps Contracts* ...................... – 252,292 – 252,292
Total Assets $ 23,049,690 $ 33,503,791 $ – $ 56,553,481
LIABILITIES
Futures Contracts* ............................... $ (491,786) $ – $ – $ (491,786)
Forward Foreign Currency Exchange Contracts* ........ – (114,386) – (114,386)
Total Return Swaps Contracts* ...................... – (151,378) – (151,378)
Total Liabilities $ (491,786) $ (265,764) $ – $ (757,550)
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 35,497,978 $ – $ 35,497,978
Short-Term Investments ........................... 232,880,486 404,314,558 – 637,195,044
Futures Contracts* ............................... 19,437,680 – – 19,437,680
Forward Foreign Currency Exchange Contracts* ........ – 16,282,863 – 16,282,863
Interest Rate Swap Contracts* ...................... – 9,929,416 – 9,929,416
Total Return Basket Swaps Contracts* ................ – 3,460,582 – 3,460,582
Total Return Swaps Contracts* ...................... – 3,985,114 – 3,985,114
Total Assets $ 252,318,166 $ 473,470,511 $ – $ 725,788,677
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (4,078,392) $ (32,249,824) $ (3) $ (36,328,219)
Futures Contracts* ............................... (13,107,421) – – (13,107,421)
Forward Foreign Currency Exchange Contracts* ........ – (12,314,160) – (12,314,160)
Interest Rate Swap Contracts* ...................... – (10,214,268) – (10,214,268)
Total Return Basket Swaps Contracts* ................ – (39,001,783) – (39,001,783)
Total Return Swaps Contracts* ...................... – (451,927) – (451,927)
Total Liabilities $ (17,185,813) $ (94,231,962) $ (3) $ (111,417,778)
*
Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and purchased options and written options are reported at market value. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
The following table includes a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
AQR DIVERSIFIED
ARBITRAGE FUND
COMMON
STOCKS
CORPORATE
BONDS
CONVERTIBLE
BONDS
PREFERRED
STOCKS RIGHTS WARRANTS
SECURITIES
IN
LITIGATION
SHORT
COMMON
STOCKS
Balance as of December
31, 2020 .......... $ 1,672,027 $ 738,825 $ –(a) $ 543,155 $ 232,292 $ 18,091 $ 316,441 $ –(a)
Accrued discounts/
(premiums) ........ – – – – – – – –
Realized gain/(loss) ... 16,501 – –(a) 794,350 – 345 – –
Change in unrealized
appreciation/
(depreciation) ...... 717,404 9,271 –(a) (543,155) 20,850 (66,808) (360) –
Purchases
1
.......... – 6,734 – – – – 32,836 –
Sales
2
.............. (16,501) – – (794,350) – (345) – –
Transfers into Level 3 .. – – – – – 225,758 – –
Transfers out of Level 3 . – – – – – – – –
Balance as of June 30,
2021 ............. $ 2,389,431 $ 754,830 $ – $ – $ 253,142 $ 177,041 $ 348,917 $ –(a)
Change in Unrealized
appreciation/
(depreciation) for the
securities still held at
June 30, 2021 ..... $ 717,404 $ 760 $ – $ – $ 20,850 $ (7,102) $ 1,282 $ –
1
Purchases include all purchases of securities and securities received in corporate actions.
2
Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)
Security has zero value.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended June 30, 2021 for the AQR Diversified Arbitrage Fund:
Quantitative Information about Level 3 Fair Value Measurements*
AQR DIVERSIFIED ARBITRAGE FUND
* The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At June 30, 2021, the value of these securities for the AQR Diversified Arbitrage Fund was $788,838. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.
** Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
*** The weighted averages disclosed in the table above were weighted by relative fair value.
There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedule of Investments of AQR Style
Premia Alternative Fund which are considered quantitatively insignificant for additional disclosure.
INVESTMENT TYPE
TOTAL FAIR
VALUE VALUATION METHODOLOGY UNOBSERVABLE INPUT(S)
INPUT VALUE/
RANGE
WEIGHTED
AVERAGE***
Common Stocks $922,416 Enterprise Value Waterfall Analysis Discount for Lack of Marketability** 2.24% N/A
$1,467,012 Probability Weighted Expected
Return
Discount for Lack of Marketability** 30.00% N/A
Legal Fees (% of potential proceeds) 0.83% N/A
Scenario Probability 50.00% N/A
Term 0 year N/A
Corporate Bonds $143,550 Liquidation Analysis Discount for Lack of Marketability** 13.50% N/A
Discount Rate 16.68% N/A
Term 1 year N/A
Rights $253,142 Probability Weighted Expected
Return
Discount for Lack of Marketability** 10.20%-26.99% 17.17%
Equity Cost of Capital 20.50% N/A
Scenario Probability 0.00%-70.00% 42.87%
Weighted Average Cost of Capital 28.00% N/A
Securities in Litigation $348,403 Liquidation Analysis Discount for Lack of Marketability** 30.00% N/A
Discount Rate 5.29% N/A
Future Fundings as % of Expected
Proceeds 23.32% N/A
Term 0.75 year N/A

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
6. Federal Income Tax Matters
At June 30, 2021, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals. The
Funds’ tax basis capital gains and losses are determined only at the end of the year.
As of December 31, 2020, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations:
7. Investment Transactions
During the period ended June 30, 2021, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Alternative Risk Premia Fund .......................... $ 5 6 , 664 , 133 $ 50, 436 , 945 $ (8,955,928) $ 4 1 , 481 , 017
AQR Diversified Arbitrage Fund ............................. 96 6, 220 , 207 1 0 6, 797 , 053 (61,147,520) 4 5, 649 , 533
AQR Diversifying Strategies Fund ........................... 23,016,488 2,364,772 (370,210) 1,994,562
AQR Equity Market Neutral Fund ........................... 54,345,382 1,348,330 (1,439,343) (91,013)
AQR Global Macro Fund .................................. 25,570,997 3,479,807 (3,235,793) 244,014
AQR Long-Short Equity Fund .............................. 261,586,269 2,949,927 (14,618,826) (11,668,899)
AQR Managed Futures Strategy Fund ........................ 1,639,996,556 54,561,226 (90,897,630) (36,336,404)
AQR Managed Futures Strategy HV Fund ..................... 121,615,469 5,621,023 (9,552,977) (3,931,954)
AQR Multi-Asset Fund ................................... 115,285,608 21,965,848 (5,309,537) 16,656,311
AQR Risk-Balanced Commodities Strategy Fund ................ 192,597,077 15,956,278 (9,106,481) 6,849,797
AQR Risk Parity II MV Fund ............................... 53,587,145 2,996,552 (787,766) 2,208,786
AQR Style Premia Alternative Fund .......................... 637,162,117 50,816,149 (73,607,367) (22,791,218)
FUND SHORT-TERM LONG TERM
AQR Alternative Risk Premia Fund ................................................. $ 112,199,050 $ —
AQR Diversified Arbitrage Fund .................................................... 12,919,286 232,216,558
AQR Long-Short Equity Fund ..................................................... 4,857,815 —
AQR Managed Futures Strategy Fund ............................................... 526,358,222 556,676,362
AQR Managed Futures Strategy HV Fund ............................................ 52,145,939 51,267,446
AQR Multi-Asset Fund .......................................................... — 789,015
AQR Style Premia Alternative Fund ................................................. 470,963,651 —
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Alternative Risk Premia Fund .......................... $ 18,872,941 $ 45,757,757 $ 55,112,327 $ 75,091,598
AQR Diversified Arbitrage Fund ............................. 1,662,202,349 1,658,938,492 562,312,645 611,182,350
AQR Diversifying Strategies Fund ........................... 4,175,895 1,748,431 — —
AQR Equity Market Neutral Fund ........................... 3,065,535 2,996,317 4,076,433 3,197,885
AQR Multi-Asset Fund ................................... 84,527,118 55,281,998 18,461,090 12,559,959
AQR Risk Parity II MV Fund ............................... 17,644,227 30,873,877 — —
AQR Style Premia Alternative Fund .......................... 24,138,330 21,675,120 19,791,270 21,029,623

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
During the period ended June 30, 2021, the Funds had purchases and sales of long-term U.S. Government obligations as follows:
8. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.
The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at June 30, 2021.
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Diversified Arbitrage Fund ............................. $ 297,306,527 $ 295,596,407 $ 298,819,480 $ 295,596,407
AQR Multi-Asset Fund ................................... 9,055,281 9,623,674 — —
AQR Risk Parity II MV Fund ............................... 5,365,658 8,034,101 — —
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Equity Risk Exposure: 1,438,211 33,692,806 1,672,731
Unrealized Appreciation on Futures Contracts
*
.................................. $ 515,491 $ – $ 52,989
Swaps at Value (Assets)
**
................................................. 287,171 4,578,750 519,891
Unrealized Depreciation on Futures Contracts
*
................................. (565,014) (228,813) –
Swaps at Value (Liabilities)
**
............................................... (70,534) (28,885,244) (1,099,851)
1,438,211 33,692,806 1,672,731
Foreign Exchange Rate Risk Exposure: 5,323,814 1,006,261 31,795
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ............ 2,753,566 930,696 19,635
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts ........... (2,570,248) (75,565) (12,160)
5,323,814 1,006,261 31,795
Interest Rate Risk Exposure: 3,546,001 62,965,544 –
Unrealized Appreciation on Futures Contracts
*
.................................. 244,434 123,840 –
Swaps at Value (Assets)
**
................................................. 1,387,897 62,839,447 –
Unrealized Depreciation on Futures Contracts
*
................................. (795,079) (2,257) –
Swaps at Value (Liabilities)
**
............................................... (1,118,589) – –
3,546,001 62,965,544 –
Credit Risk Exposure: – 2,096,600 –
Swaps at Value (Liabilities)
**
............................................... – (2,096,601) –
– 2,096,600 –
Commodity Risk Exposure: 1,438,238 – –
Unrealized Appreciation on Futures Contracts
*
.................................. 1,159,438 – –
Swaps at Value (Assets)
**
................................................. 1,097 – –
Unrealized Depreciation on Futures Contracts
*
................................. (275,701) – –
Swaps at Value (Liabilities)
**
............................................... (2,001) – –
1,438,238 – –
Net Fair Value of Derivative Contracts: 951,928 37,077,024 (1,099,456)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...................... 283,569 (107,230) 52,989
Swaps at Value
**
........................................................ 485,041 36,436,352 (579,960)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts 183,318 855,131 7,475
951,928 37,077,024 1,099,456

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR GLOBAL
MACRO FUND
AQR LONG-
SHORT EQUITY
FUND
AQR MANAGED
FUTURES
STRATEGY
FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Equity Risk Exposure: 717,011 16,027,283 2,937,959 309,497
Unrealized Appreciation on Futures Contracts
*
.................. $ 347,731 $ 1,267,061 $ 451,426 $ 42,921
Swaps at Value (Assets) .................................. 102,913 1,517,077 136,539 14,571
Unrealized Depreciation on Futures Contracts
*
................. (222,751) (317,258) (1,974,527) (211,685)
Swaps at Value (Liabilities) ................................ (43,619) (12,925,888) (375,468) (40,319)
717,011 16,027,283 2,937,959 309,497
Foreign Exchange Rate Risk Exposure: 3,776,434 1,536,937 112,241,281 11,765,284
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 1,948,479 171,461 42,710,350 4,415,830
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (1,827,955) (1,365,476) (69,530,931) (7,349,454)
3,776,434 1,536,937 112,241,281 11,765,284
Interest Rate Risk Exposure: 3,093,727 – 12,002,352 1,255,727
Unrealized Appreciation on Futures Contracts
*
.................. 23,733 – 683,501 76,238
Swaps at Value (Assets) .................................. 1,520,034 – – –
Unrealized Depreciation on Futures Contracts
*
................. (254,675) – (11,318,850) (1,179,492)
Swaps at Value (Liabilities) ................................ (1,295,290) – – –
3,093,727 – 12,002,352 1,255,727
Commodity Risk Exposure: 825,918 – 18,266,356 1,841,476
Unrealized Appreciation on Futures Contracts
*
.................. 505,263 – 10,561,998 1,069,293
Swaps at Value (Assets) .................................. – – 27,673 1,929
Unrealized Depreciation on Futures Contracts
*
................. (275,648) – (6,706,114) (674,864)
Swaps at Value (Liabilities) ................................ (45,002) – (970,572) (95,389)
825,918 – 18,266,356 1,841,476
Net Fair Value of Derivative Contracts: 483,213 (24,255,850) (72,609,948) (7,860,840)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 123,653 949,803 (8,302,566) (877,589)
Swaps at Value ......................................... 239,036 (11,408,811) (1,181,828) (119,208)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... 120,524 (1,194,015) (26,820,581) (2,933,624)
483,213 24,255,850 72,609,948 7,860,840
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
AQR RISK
PARITY II MV
FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
Equity Risk Exposure: 443,385 – 326,721 58,168,184
Unrealized Appreciation on Futures Contracts
*
.................. $ 248,287 $ – $ 142,634 $ 5,700,303
Swaps at Value (Assets)
**
................................. – – 34,236 7,445,696
Unrealized Depreciation on Futures Contracts
*
................. (154,151) – (90,579) (5,568,473)
Swaps at Value (Liabilities)
**
............................... (40,947) – (59,271) (39,453,710)
443,385 – 326,721 58,168,184
Foreign Exchange Rate Risk Exposure: 4,599,259 – 517,283 28,597,023
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 2,676,846 – 402,897 16,282,863
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (1,922,413) – (114,386) (12,314,160)
4,599,259 – 517,283 28,597,023
Interest Rate Risk Exposure: 755,188 – 275,560 28,105,631
Unrealized Appreciation on Futures Contracts
*
.................. 635,098 – 261,980 2,563,926
Swaps at Value (Assets)
**
................................. – – 6,058 9,929,416
Unrealized Depreciation on Futures Contracts
*
................. (120,089) – (7,523) (5,398,022)
Swaps at Value (Liabilities)
**
............................... – – – (10,214,268)
755,188 – 275,560 28,105,631
Commodity Risk Exposure: 1,986,355 25,072,374 1,723,977 13,314,374
Unrealized Appreciation on Futures Contracts
*
.................. 1,274,244 15,726,906 1,026,188 11,173,451
Swaps at Value (Assets)
**
................................. 177,665 241,663 211,998 –
Unrealized Depreciation on Futures Contracts
*
................. (497,575) (8,998,686) (393,684) (2,140,926)
Swaps at Value (Liabilities)
**
............................... (36,869) (105,116) (92,107) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended June 30, 2021:
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
AQR RISK
PARITY II MV
FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
1,986,355 25,072,374 1,723,977 13,314,374
Net Fair Value of Derivative Contracts: 2,240,097 6,864,768 1,328,441 (54,286,770)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 1,385,814 6,728,220 939,016 6,330,259
Swaps at Value
**
........................................ 99,849 136,547 100,914 (32,292,866)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... 754,433 – 288,511 3,968,703
2,240,097 6,864,768 1,328,441 54,286,770
* Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
** Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities .
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: 1,733,865 (2,787,006) 6,091,954
Futures Contracts ....................................................... $ (1,118,493) $ (7,874,719) $ 454,981
Swap Contracts ........................................................ 2,852,359 5,087,713 5,636,973
1,733,865.07 (2,787,006.17) 6,091,954.35
Foreign Exchange Rate Risk Exposure: (395,603) (724,940) (13,529)
Forward Foreign Currency Exchange Contracts ................................. (395,603) (724,940) (13,529)
(395,603) (724,940) (13,529)
Interest Rate Risk Exposure: 1,995,256 10,706,870 –
Futures Contracts ....................................................... 1,585,372 332,358 –
Swap Contracts ........................................................ 409,884 10,374,512 –
1,995,256.07 10,706,869.56 –
Credit Risk Exposure: – (1,463,001) –
Swap Contracts ........................................................ – (1,463,001) –
– (1,463,000.9) –
Commodity Risk Exposure: 1,108,169 – –
Futures Contracts ....................................................... 1,124,742 – –
Swap Contracts ........................................................ (16,573) – –
1,108,169.09 – –
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: (813,637) 8,513,955 (82,279)
Futures and Futures-Style Options Contracts ................................... 45,941 1,028,662 52,989
Swap Contracts ........................................................ (859,576) 7,485,292 (135,268)
813,637 8,513,955 82,279
Foreign Exchange Rate Risk Exposure: 117,824 981,398 27,911
Forward Foreign Currency Exchange Contracts ................................. 117,824 981,398 27,911
117,824 981,398 27,911
Interest Rate Risk Exposure: 250,618 2,452,874 –
Futures Contracts ....................................................... (92,066) 180,424 –
Swap Contracts ........................................................ (158,554) 2,272,450 –
250,618 2,452,874 –
Credit Risk Exposure: – 578,142 –
Swap Contracts ........................................................ – 578,142 –
– 578,142 –
Commodity Risk Exposure: 882,832 – –
Futures Contracts ....................................................... 883,737 – –
Swap Contracts ........................................................ (904) – –
882,832 – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
*
AQR GLOBAL
MACRO FUND
AQR LONG-
SHORT EQUITY
FUND
AQR MANAGED
FUTURES
STRATEGY
FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: 263,892 64,595,529 61,713,110 5,080,524
Futures Contracts ....................................... $ 175,732 $ 21,903,327 $ 50,766,446 $ 4,251,110
Swap Contracts ........................................ 88,161 42,692,203 10,946,664 829,414
263,892.34 64,595,529.31 61,713,110.17 5,080,524.42
Foreign Exchange Rate Risk Exposure: (196,835) 1,192,389 7,246,879 409,860
Forward Foreign Currency Exchange Contracts ................. (196,835) 1,192,389 7,246,879 409,860
(196,835) 1,192,389 7,246,879 409,860
Interest Rate Risk Exposure: (72,716) – 8,891,222 534,832
Futures Contracts ....................................... 396,936 – 8,891,222 534,832
Swap Contracts ........................................ (469,652) – – –
(72,716.23) – 8,891,222.12 534,831.69
Commodity Risk Exposure: 1,493,651 – 78,730,293 6,962,999
Futures Contracts ....................................... 1,047,714 – 43,420,683 4,035,582
Swap Contracts ........................................ 445,937 – 35,309,610 2,927,417
1,493,650.63 – 78,730,293.21 6,962,998.62
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: (255,740) (8,471,627) (14,662,797) (1,192,761)
Futures Contracts ....................................... (175,129) (2,657,849) (11,166,284) (909,804)
Swap Contracts ........................................ (80,613) (5,813,777) (3,496,517) (282,958)
255,740 8,471,627 14,662,797 1,192,761
Foreign Exchange Rate Risk Exposure: 322,361 2,655,060 48,749,639 4,675,288
Forward Foreign Currency Exchange Contracts ................. 322,361 (2,655,060) (48,749,639) (4,675,288)
322,361 2,655,060 48,749,639 4,675,288
Interest Rate Risk Exposure: 172,616 – 14,441,865 1,381,124
Futures Contracts ....................................... (232,866) – (14,441,868) (1,381,123)
Swap Contracts ........................................ 60,250 – – –
172,616 – 14,441,865 1,381,124
Commodity Risk Exposure: 14,566 – 30,310,342 2,391,180
Futures Contracts ....................................... 122,490 – (7,687,363) (545,415)
Swap Contracts ........................................ (137,056) – (22,622,973) (1,845,763)
14,566 – 30,310,342 2,391,180

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
*
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
AQR RISK
PARITY II MV
FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: 2,514,554 – 5,195,906 117,615,915
Futures Contracts ....................................... $ 2,108,739 $ – $ 4,429,067 $ (12,560,557)
Swap Contracts ........................................ 405,815 – 766,836 130,176,470
2,514,553.51 – 5,195,906.18 117,615,914.85
Foreign Exchange Rate Risk Exposure: 75,621 – (416,959) (1,178,534)
Forward Foreign Currency Exchange Contracts ................. 75,621 – (416,959) (1,178,534)
75,621 – (416,959) (1,178,534)
Interest Rate Risk Exposure: (4,176,956) – (3,304,065) 11,340,050
Futures Contracts ....................................... (4,176,956) – (3,273,250) 8,994,682
Swap Contracts ........................................ – – (30,815) 2,345,368
(4,176,956.05) – (3,304,064.81) 11,340,049.98
Commodity Risk Exposure: 7,033,108 31,239,976 6,808,583 26,736,114
Futures Contracts ....................................... 5,823,031 28,360,346 5,294,744 19,710,786
Swap Contracts ........................................ 1,210,077 2,879,630 1,513,839 7,025,328
7,033,108.46 31,239,975.96 6,808,583.12 26,736,114.4
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: (868,589) – (866,890) (37,751,094)
Futures and Futures-Style Options Contracts ................... (730,797) – (620,254) (639,178)
Swap Contracts ........................................ (137,794) – (246,639) (37,111,915)
868,589 – 866,890 37,751,094
Foreign Exchange Rate Risk Exposure: 727,814 – 585,191 2,405,950
Forward Foreign Currency Exchange Contracts ................. 727,814 – 585,191 2,405,950
727,814 – 585,191 2,405,950
Interest Rate Risk Exposure: 295,859 – 183,545 2,103,864
Futures Contracts ....................................... 295,858 – 177,619 (2,019,067)
Swap Contracts ........................................ – – 5,927 (84,795)
295,859 – 183,545 2,103,864
Commodity Risk Exposure: 1,364,376 269,842 1,433,284 2,121,429
Futures Contracts ....................................... (991,179) 1,226,170 (910,912) 6,442,945
Swap Contracts ........................................ (373,195) (1,496,013) (522,371) (4,321,518)
1,364,376 269,842 1,433,284 2,121,429

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
The following tables present the Funds’ gross OTC derivative, repurchase agreements and reverse repurchase agreements assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’
as of June 30, 2021:
AQR Alternative Risk Premia Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $48,263 and total additional collateral pledged was $1,877,185.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ........ Total Return Swap
Contracts $ 272,491 $ (39,998) $ 232,493 $ – $ – $ 232,493
CITI .......... Forward Foreign
Currency Exchange
Contracts 1,376,818 (1,285,082) 91,736 – (91,736) –
GSIN ......... Total Return Swap
Contracts 13,082 (1,623) 11,459 – – 11,459
JPMC ......... Forward Foreign
Currency Exchange
Contracts 1,376,748 (1,285,166) 91,582 – – 91,582
MLIN ......... Total Return Swap
Contracts 1,598 (1,598) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,040,737 (2,613,467) 427,270 – (91,736) 335,534
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 39,998 $ (39,998) $ – $ – $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 1,285,082 (1,285,082) – – – –
GSIN .......... Total Return Swap
Contracts 1,623 (1,623) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,285,166 (1,285,166) – – – –
MLIN .......... Total Return Swap
Contracts 28,913 (1,598) 27,315 – (27,315) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,640,782 (2,613,467) 27,315 – (27,315) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR Alternative Risk Premia Offshore Fund Ltd.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
NET
AMOUNT
MACQ ........ Total Return Swap
Contracts $ 1,097 $ (1,097) $ – $ – $ – $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,097 (1,097) – – – –
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
MACQ ......... Total Return Swap
Contracts $ 2,001 $ (1,097) $ 904 $ – $ – $ 904
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,001 (1,097) 904 – – 904

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR Diversified Arbitrage Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $126,591,853.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ........ Total Return Basket
Swap Contracts $ 19,430 $ – $ 19,430 $ – $ – $ 19,430
CITI .......... Forward Foreign
Currency Exchange
Contracts 594,568 (37,782) 556,786 – (460,017) 96,769
DTBK ......... Total Return Basket
Swap Contracts 10,800,844 – 10,800,844 – – 10,800,844
GSIN ......... Total Return Basket
Swap Contracts 29,372,449 (1,679,650) 27,692,799 – (27,107,816) 584,983
JPMC ......... Forward Foreign
Currency Exchange
Contracts 336,128 (37,783) 298,345
JPMC ......... Total Return Basket
Swap Contracts 20,550 – 20,550
Total JPMC 356,678 (37,783) 318,895 – – 318,895
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 41,143,969 (1,755,215) 39,388,754 – (27,567,833) 11,820,921
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 37,782 $ (37,782) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 670 – 670
GSIN .......... Total Return Basket
Swap Contracts 1,679,650 (1,679,650) –
Total GSIN 1,680,320 (1,679,650) 670 (670) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 37,783 (37,783) – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,755,885 (1,755,215) 670 (670) – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR Equity Market Neutral Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $18,594,298.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 9,817 $ (6,080) $ 3,737 $ – $ – $ 3,737
JPMC ......... Forward Foreign
Currency Exchange
Contracts 9,818 (6,080) 3,738
JPMC ......... Total Return Basket
Swap Contracts 66,151 (66,151) –
Total JPMC 75,969 (72,231) 3,738 – – 3,738
MLIN ......... Total Return Basket
Swap Contracts 13,751 (13,751) – – – –
MSIP ......... Total Return Basket
Swap Contracts 439,989 (439,989) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 539,526 (532,051) 7,475 – – 7,475
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 6,080 $ (6,080) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 6,080 (6,080) –
JPMC .......... Total Return Basket
Swap Contracts 67,566 (66,151) 1,415
Total JPMC 73,646 (72,231) 1,415 – (1,415) –
MLIN .......... Total Return Basket
Swap Contracts 209,359 (13,751) 195,608 – (195,608) –
MSIP .......... Total Return Basket
Swap Contracts 822,926 (439,989) 382,937 (382,937) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,112,011 (532,051) 579,960 (382,937) (197,023) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR Global Macro Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $19,711 and total additional collateral pledged was $1,175,783.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 974,268 $ (913,952) $ 60,316 $ – $ (60,316) $ –
GSIN ......... Total Return Swap
Contracts 53,590 (16,873) 36,717 – – 36,717
JPMC ......... Forward Foreign
Currency Exchange
Contracts 974,211 (914,003) 60,208
JPMC ......... Total Return Swap
Contracts 6,118 – 6,118
Total JPMC 980,329 (914,003) 66,326 – – 66,326
MLIN ......... Total Return Swap
Contracts 43,205 (26,746) 16,459 – – 16,459
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,051,392 (1,871,574) 179,818 – (60,316) 119,502
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 913,952 $ (913,952) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 16,873 (16,873) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 914,003 (914,003) – – – –
MLIN .......... Total Return Swap
Contracts 26,746 (26,746) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,871,574 (1,871,574) – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR Global Macro Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $110,006 and total additional collateral pledged was $100,235.
AQR Long-Short Equity Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
GSIN .......... Total Return Swap
Contracts $ 19,765 $ – $ 19,765 $ – $ (19,765) $ –
SOCG ......... Total Return Swap
Contracts 25,237 – 25,237 – – 25,237
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 45,002 – 45,002 – (19,765) 25,237
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 85,734 $ (85,734) $ – $ – $ – $ –
DTBK ......... Total Return Basket
Swap Contracts 366,482 (366,482) – – – –
GSIN ......... Total Return Swap
Contracts 861 (861) – – – –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 85,727 (85,727) –
JPMC ......... Total Return Swap
Contracts 30,007 (30,007) –
JPMC ......... Total Return Basket
Swap Contracts 852,541 (852,541) –
Total JPMC 968,275 (968,275) – – – –
MSIP ......... Total Return Basket
Swap Contracts 267,186 (267,186) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,688,538 (1,688,538) – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR Long-Short Equity Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $94,024,544.
AQR Managed Futures Strategy Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Basket
Swap Contracts $ 1,188,267 $ – $ 1,188,267 $ – $ (1,188,267) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 682,736 (85,734) 597,002 – (597,002) –
DTBK .......... Total Return Basket
Swap Contracts 5,356,644 (366,482) 4,990,162 – (4,990,162) –
GSIN .......... Total Return Swap
Contracts 3,455 (861) 2,594
GSIN .......... Total Return Basket
Swap Contracts 4,824,265 – 4,824,265
Total GSIN 4,827,720 (861) 4,826,859 (4,826,859) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 682,740 (85,727) 597,013
JPMC .......... Total Return Swap
Contracts 116,011 (30,007) 86,004
JPMC .......... Total Return Basket
Swap Contracts 995,701 (852,541) 143,160
Total JPMC 1,794,452 (968,275) 826,177 (826,177) – –
MSIP .......... Total Return Basket
Swap Contracts 441,545 (267,186) 174,359 (174,359) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 14,291,364 (1,688,538) 12,602,826 (5,827,395) (6,775,431) –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 21,355,855 $ (21,355,855) $ – $ – $ – $ –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 21,354,495 (21,354,495) – – – –
MLIN ......... Total Return Swap
Contracts 136,539 (136,539) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 42,846,889 (42,846,889) – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR Managed Futures Strategy Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $250,003 and total additional collateral pledged was $42,791,241.
AQR Managed Futures Strategy Offshore Fund Ltd.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 34,764,512 $ (21,355,855) $ 13,408,657 $ – $ (13,408,657) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 34,766,419 (21,354,495) 13,411,924 (13,411,924) – –
MLIN .......... Total Return Swap
Contracts 375,468 (136,539) 238,929 – – 238,929
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 69,906,399 (42,846,889) 27,059,510 (13,411,924) (13,408,657) 238,929
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
MACQ ........ Total Return Swap
Contracts $ 27,673 $ (27,673) $ – $ – $ – $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 27,673 (27,673) – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR Managed Futures Strategy Offshore Fund Ltd. (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $640,479 and total additional collateral pledged was $3,732,406.
AQR Managed Futures Strategy HV Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
GSIN .......... Total Return Swap
Contracts $ 767,519 $ – $ 767,519 $ (767,519) $ – $ –
MACQ ......... Total Return Swap
Contracts 56,952 (27,673) 29,279 (29,279) – –
SOCG ......... Total Return Swap
Contracts 146,101 – 146,101 – – 146,101
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 970,572 (27,673) 942,899 (796,798) – 146,101
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 2,207,985 $ (2,207,985) $ – $ – $ – $ –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 2,207,845 (2,207,845) – – – –
MLIN ......... Total Return Swap
Contracts 14,571 (14,571) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,430,401 (4,430,401) – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR Managed Futures Strategy HV Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $4,460,714.
AQR Managed Futures Strategy HV Offshore Fund Ltd.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 3,674,625 $ (2,207,985) $ 1,466,640 $ – $ (1,466,640) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,674,829 (2,207,845) 1,466,984 – (1,466,984) –
MLIN .......... Total Return Swap
Contracts 40,319 (14,571) 25,748 – – 25,748
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 7,389,773 (4,430,401) 2,959,372 – (2,933,624) 25,748
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
MACQ ........ Total Return Swap
Contracts $ 1,929 $ (1,929) $ – $ – $ – $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,929 (1,929) – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR Managed Futures Strategy HV Offshore Fund Ltd. (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $337,020.
AQR Multi-Asset Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
GSIN .......... Total Return Swap
Contracts $ 75,460 $ – $ 75,460 $ (75,460) $ – $ –
MACQ ......... Total Return Swap
Contracts 5,295 (1,929) 3,366 (3,366) – –
SOCG ......... Total Return Swap
Contracts 14,634 – 14,634 – (14,634) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 95,389 (1,929) 93,460 (78,826) (14,634) –
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BNPP ......... Repurchase
Agreements $ 2,408,716 $ (2,408,716) $ – $ – $ – $ –
BNY .......... Repurchase
Agreements 445,125 (445,125) – – – –
CITI .......... Forward Foreign
Currency Exchange
Contracts 1,338,570 (961,190) 377,380 – (330,053) 47,327
JPMC ......... Forward Foreign
Currency Exchange
Contracts 1,338,276 (961,223) 377,053 – – 377,053
MPFS ......... Repurchase
Agreements 2,277,244 (2,277,244) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 7,807,931 (7,053,498) 754,433 – (330,053) 424,380

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR Multi-Asset Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $1,364,338.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Reverse
Repurchase
Agreements $ 9,220,112 $ (2,408,716) $ 6,811,396 $ (6,811,396) $ – $ –
BNY ........... Reverse
Repurchase
Agreements 5,824,250 (445,125) 5,379,125 (5,379,125) – –
CITI ........... Forward Foreign
Currency Exchange
Contracts 961,190 (961,190) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 961,223 (961,223) –
JPMC .......... Total Return Swap
Contracts 10,167 – 10,167
Total JPMC 971,390 (961,223) 10,167 – (10,167) –
JPMS .......... Reverse
Repurchase
Agreements 3,829,528 – 3,829,528 (3,829,528) – –
MLIN .......... Total Return Swap
Contracts 30,781 – 30,781 – – 30,781
MPFS .......... Reverse
Repurchase
Agreements 5,003,178 (2,277,244) 2,725,934 (2,725,934) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 25,840,429 (7,053,498) 18,786,931 (18,745,983) (10,167) 30,781

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR Multi-Asset Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $43,176 and total additional collateral pledged was $256,379.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Total Return Swap
Contracts $ 1,234 $ (1,234) $ – $ – $ – $ –
GSIN ......... Total Return Swap
Contracts 44,943 – 44,943 – – 44,943
MACQ ........ Total Return Swap
Contracts 2,062 (2,062) – – – –
MLIN ......... Total Return Swap
Contracts 630 (630) – – – –
SOCG ........ Total Return Swap
Contracts 128,797 (1,937) 126,860 – (126,860) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 177,666 (5,863) 171,803 – (126,860) 44,943
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 1,310 $ (1,234) $ 76 $ – $ (76) $ –
MACQ ......... Total Return Swap
Contracts $ 2,652 (2,062) $ 590 – $ – 590
MLIN .......... Total Return Swap
Contracts 30,970 (630) 30,340 – (30,340) –
SOCG ......... Total Return Swap
Contracts 1,937 (1,937) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 36,869 (5,863) 31,006 – (30,416) 590

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $203,191 and total additional collateral pledged was $189,974.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Total Return Swap
Contracts $ 3,797 $ (2,480) $ 1,317 $ – $ – $ 1,317
GSIN ......... Total Return Swap
Contracts 43,486 – 43,486 – – 43,486
MACQ ........ Total Return Swap
Contracts 6,158 (228) 5,930 – – 5,930
SOCG ........ Total Return Swap
Contracts 188,222 (102,408) 85,814 – (85,814) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 241,663 (105,116) 136,547 – (85,814) 50,733
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 2,480 $ (2,480) $ – $ – $ – $ –
MACQ ......... Total Return Swap
Contracts 228 (228) – – – –
SOCG ......... Total Return Swap
Contracts 102,408 (102,408) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 105,116 (105,116) – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR Risk Parity II MV Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $785,160.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BANA   ........ Total Return Swap
Contracts $ 6,058 $ – $ 6,058 $ – $ – $ 6,058
CITI .......... Forward Foreign
Currency Exchange
Contracts 205,506 (114,386) 91,120 – (10,012) 81,108
GSIN ......... Total Return Swap
Contracts 21,351 (21,351) – – – –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 197,391 – 197,391 – – 197,391
MLIN ......... Total Return Swap
Contracts 12,885 (12,885) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 443,191 (148,622) 294,569 – (10,012) 284,557
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 114,386 $ (114,386) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 32,140 (21,351) 10,789 – (10,789) –
MLIN .......... Total Return Swap
Contracts 27,131 (12,885) 14,246 – – 14,246
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 173,657 (148,622) 25,035 – (10,789) 14,246

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR Risk Parity II MV Offshore Fund Ltd.
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $85,563 and total additional collateral pledged was $470,159.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Total Return Swap
Contracts $ 9,657 $ (9,657) $ – $ – $ – $ –
GSIN ......... Total Return Swap
Contracts 52,158 (15,840) 36,318 – – 36,318
MACQ ........ Total Return Swap
Contracts 24,256 (9,910) 14,346 – – 14,346
SOCG ........ Total Return Swap
Contracts 125,927 (41,457) 84,470 – (84,470) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 211,998 (76,864) 135,134 – (84,470) 50,664
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 24,900 $ (9,657) $ 15,243 $ – $ (15,243) $ –
GSIN .......... Total Return Swap
Contracts 15,840 (15,840) – – – –
MACQ ......... Total Return Swap
Contracts 9,910 (9,910) – – – –
SOCG ......... Total Return Swap
Contracts 41,457 (41,457) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 92,107 (76,864) 15,243 – (15,243) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR Style Premia Alternative Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 8,141,640 $ (6,156,883) $ 1,984,757
CITI .......... Total Return Swap
Contracts 2,968,628 (274,255) 2,694,373
Total CITI 11,110,268 (6,431,138) 4,679,130 $ – $ (4,270,100) $ 409,030
GSIN ......... Total Return Swap
Contracts 894,682 (16,636) 878,046
GSIN ......... Total Return Basket
Swap Contracts 227,313 (227,313) –
Total GSIN 1,121,995 (243,949) 878,046 – – 878,046
JPMC ......... Forward Foreign
Currency Exchange
Contracts 8,141,223 (6,157,277) 1,983,946
JPMC ......... Total Return Swap
Contracts 52,311 – 52,311
JPMC ......... Total Return Basket
Swap Contracts 2,048,052 (630,940) 1,417,112
Total JPMC 10,241,586 (6,788,217) 3,453,369 – – 3,453,369
MLIN ......... Total Return Swap
Contracts 69,493 (69,493) – – – –
MSIP ......... Total Return Basket
Swap Contracts 1,185,217 (34,453) 1,150,764 – – 1,150,764
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 23,728,559 (13,567,250) 10,161,309 – (4,270,100) 5,891,209

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
AQR Style Premia Alternative Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $182,987,688.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Basket
Swap Contracts $ 16,470,314 $ – $ 16,470,314 $ – $ (16,470,314) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 6,156,883 (6,156,883) –
CITI ........... Total Return Swap
Contracts 274,255 (274,255) –
Total CITI 6,431,138 (6,431,138) – – – –
GSIN .......... Total Return Swap
Contracts 16,636 (16,636) –
GSIN .......... Total Return Basket
Swap Contracts 21,041,924 (227,313) 20,814,611
Total GSIN 21,058,560 (243,949) 20,814,611 (20,814,611) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 6,157,277 (6,157,277) –
JPMC .......... Total Return Basket
Swap Contracts 630,940 (630,940) –
Total JPMC 6,788,217 (6,788,217) – – – –
MLIN .......... Total Return Swap
Contracts 161,036 (69,493) 91,543
MLIN .......... Total Return Basket
Swap Contracts 824,152 – 824,152
Total MLIN 985,188 (69,493) 915,695 – (915,695) –
MSIP .......... Total Return Basket
Swap Contracts 34,453 (34,453) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 51,767,870 (13,567,250) 38,200,620 (20,814,611) (17,386,009) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
For the period ended June 30, 2021, the quarterly average notional values of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
AQR GLOBAL
MACRO FUND
Futures Contracts:
Average Notional Balance - Long $ 385,313,307 $ – $ 4,243,245 $ 40,783,733
Average Notional Balance - Short 366,990,995 96,426,596 – 88,882,140
Ending Notional Balance - Long 553,949,960 – 4,717,460 44,471,776
Ending Notional Balance - Short 490,761,181 75,436,918 – 105,262,306
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 187,220,576 6,286,451 640,203 67,149,477
Average Settlement Value - Sold 175,923,116 32,360,708 888,123 65,634,006
Ending Value - Purchased 129,855,873 3,009,458 630,925 81,533,687
Ending Value - Sold 113,505,066 34,222,319 707,765 80,385,581
Credit Default Swaps:
Average Notional Balance - Buy Protection – 19,433,333 – –
Average Notional Balance - Sell Protection – – – –
Ending Notional Balance - Buy Protection – 20,350,000 – –
Ending Notional Balance - Sell Protection – – – –
Total Return Swaps:
Average Notional Balance - Long 20,393,040 – – 6,658,413
Average Notional Balance - Short 7,888,472 88,756 – 3,622,248
Ending Notional Balance - Long 5,530,106 – – 5,491,368
Ending Notional Balance - Short 11,208,730 88,756 – 2,194,140
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance - Pays Fixed Rate 248,927,261 – – 328,276,628
Average Notional Balance - Receives Fixed Rate 267,364,295 – – 202,263,262
Ending Notional Balance - Pays Fixed Rate 253,732,990 – – 383,834,218
Ending Notional Balance - Receives Fixed Rate 277,820,304 – – 219,456,513
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long – 878,592,333 135,425,400 –
Average Notional of Underlying Positions - Short – 375,429,057 145,020,102 –
Ending Notional Balance - Long – 1,016,496,571 145,235,884 –
Ending Notional Balance - Short – 438,956,219 154,118,740 –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
*
AQR LONG-
SHORT EQUITY
FUND
AQR MANAGED
FUTURES
STRATEGY
FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
Futures Contracts:
Average Notional Balance - Long $ 145,646,639 $ 6,330,322,139 $ 563,124,599 $ 240,438,364 $ 331,849,484
Average Notional Balance - Short 1,408,637 4,413,353,179 448,934,250 27,266,800 171,404,599
Ending Notional Balance - Long 128,820,772 1,873,615,117 196,264,671 220,222,658 446,208,854
Ending Notional Balance - Short 1,408,637 9,119,703,679 952,589,218 28,215,692 197,208,689
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased 59,182,087 3,853,401,749 346,157,824 94,530,748 –
Average Settlement Value - Sold 7,053,891 3,231,377,763 294,127,676 92,814,310 –
Ending Value - Purchased 54,462,655 3,043,043,777 325,317,753 98,077,127 –
Ending Value - Sold 8,225,791 2,348,296,501 254,102,798 96,632,686 –
Total Return Swaps:
Average Notional Balance - Long 39,839,968 259,309,231 22,873,696 8,873,512 22,969,636
Average Notional Balance - Short – 71,774,378 6,424,297 1,713,768 17,196,266
Ending Notional Balance - Long 19,246,086 60,471,392 6,094,211 8,459,295 5,534,769
Ending Notional Balance - Short – 8,048,826 758,231 212,690 2,416,874
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long 796,175,310 – – – –
Average Notional of Underlying Positions - Short 840,835,579 – – – –
Ending Notional Balance - Long 755,900,135 – – – –
Ending Notional Balance - Short 801,057,197 – – – –
*
AQR RISK
PARITY II MV
FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
Futures Contracts:
Average Notional Balance - Long $ 139,985,864 $ 4,023,783,205
Average Notional Balance - Short 6,425,167 4,412,623,861
Ending Notional Balance - Long 102,272,429 5,177,177,400
Ending Notional Balance - Short 7,647,141 2,998,887,499
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 2,157,309 835,242,245
Average Settlement Value - Sold 14,106,464 702,470,104
Ending Value - Purchased 4,985,953 694,850,077
Ending Value - Sold 14,603,533 598,046,133
Total Return Swaps:
Average Notional Balance - Long 13,423,678 219,837,978
Average Notional Balance - Short 2,364,036 100,571,341
Ending Notional Balance - Long 11,074,405 63,177,021
Ending Notional Balance - Short 1,705,016 110,810,232
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance - Pays Fixed Rate – 1,621,613,021
Average Notional Balance - Receives Fixed Rate – 1,792,695,814
Ending Notional Balance - Pays Fixed Rate – 1,197,050,772
Ending Notional Balance - Receives Fixed Rate – 1,757,856,915
Total Return Basket Swaps:
Average Notional of Underlying Positions - Long – 1,428,070,160
Average Notional of Underlying Positions - Short – 1,458,748,746
Ending Notional Balance - Long – 1,569,780,167
Ending Notional Balance - Short – 1,610,911,774
* Notional values as of each quarter end are used to calculate the average represented.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
9. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to the Third Amended and Restated Investment Management Agreement,
dated January 29, 2017, as amended (the “Investment Management Agreement”), or the Investment Management Agreement II, dated November 13,
2015, as amended (“Investment Management Agreement II”), each entered into by the Trust, on behalf of the Funds (the Investment Management
Agreement and Investment Management Agreement II collectively referred to herein as the “Advisory Agreement”). Under the Advisory Agreement, the
Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each
Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through April 30, 2022 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser has
agreed to reimburse each Fund in an amount sufficient to limit Fund operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the fee expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture. Allowable repayment amounts for the Acquiring Funds were not impacted as a result of the Reorganizations.
FUND RATIO
AQR Alternative Risk Premia Fund ........................................................................ 1.20%
AQR Diversified Arbitrage Fund ........................................................................... 1.00
AQR Diversifying Strategies Fund ......................................................................... 0.00
AQR Equity Market Neutral Fund ......................................................................... 1.10
AQR Global Macro Fund ................................................................................ 1.00
AQR Long-Short Equity Fund ............................................................................ 1.10
AQR Managed Futures Strategy Fund ...................................................................... 1.05
AQR Managed Futures Strategy HV Fund ................................................................... 1.45
AQR Multi-Asset Fund ................................................................................. 0.60
AQR Risk-Balanced Commodities Strategy Fund .............................................................. 0.80
AQR Risk Parity II MV Fund ............................................................................. 0.60
AQR Style Premia Alternative Fund ........................................................................ 1.35
FUND CLASS I CLASS N CLASS R6
AQR Alternative Risk Premia Fund .................................................... 0.20% 0.20% 0.10%
AQR Diversified Arbitrage Fund ....................................................... 0.20 0.20 0.10
AQR Diversifying Strategies Fund ..................................................... 0.20 0.20 0.10
AQR Equity Market Neutral Fund ..................................................... 0.20 0.20 0.10
AQR Global Macro Fund ............................................................ 0.20 0.20 0.10
AQR Long-Short Equity Fund ........................................................ 0.20 0.20 0.10
AQR Managed Futures Strategy Fund .................................................. 0.20 0.20 0.10
AQR Managed Futures Strategy HV Fund ............................................... 0.20 0.20 0.10
AQR Multi-Asset Fund ............................................................. 0.20 0.20 0.10
AQR Risk-Balanced Commodities Strategy Fund .......................................... 0.20 0.20 0.10
AQR Risk Parity II MV Fund ......................................................... 0.20 0.20 0.10
AQR Style Premia Alternative Fund .................................................... 0.15 0.15 0.05

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
For the period ended June 30, 2021, the amounts reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at June 30, 2021 are as follows:
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING JUNE 30 ,
JUNE 30, 2021 JUNE 30, 2021 20 21 20 22 20 23 20 24
AQR ALTERNATIVE RISK PREMIA FUND
Class I ................ $ 57,596 $ 354,411 $ 60,025 $ 116,796 $ 119,994 $ 57,596
Class N ................ 8,955 27,324 2,193 5,753 10,423 8,955
Class R6 ............... 76,905 283,393 25,461 63,427 117,600 76,905
Totals $ 143,456 $ 665,128 $ 87,679 $ 185,976 $ 248,017 $ 143,456
AQR DIVERSIFIED ARBITRAGE FUND
Class I ................ $ 80,705 $ 709,129 $ 54,329 $ 325,100 $ 248,995 $ 80,705
Class N ................ 4,672 84,676 12,330 48,620 19,054 4,672
Class R6 ............... 29,587 106,701 2,231 13,565 61,318 29,587
Totals $ 114,964 $ 900,506 $ 68,890 $ 387,285 $ 329,367 $ 114,964
AQR DIVERSIFYING STRATEGIES FUND
Class I ................ $ 86,074 $ 179,267 $ – $ – $ 93,193 $ 86,074
Class N ................ 3,392 9,012 – – 5,620 3,392
Class R6 ............... 24,936 71,322 – – 46,386 24,936
Totals $ 114,402 $ 259,601 $ – $ – $ 145,199 $ 114,402
AQR EQUITY MARKET NEUTRAL FUND
Class I ................ $ 66,545 $ 253,166 $ – $ 64,292 $ 122,329 $ 66,545
Class N ................ 24,457 44,252 – 7,800 11,995 24,457
Class R6 ............... 7,993 58,414 – 12,855 37,566 7,993
Totals $ 98,995 $ 355,832 $ – $ 84,947 $ 171,890 $ 98,995
AQR GLOBAL MACRO FUND
Class I ................ $ 36,555 $ 307,942 $ 40,738 $ 124,538 $ 106,111 $ 36,555
Class N ................ 2,364 47,373 21,019 15,492 8,498 2,364
Class R6 ............... 74,931 302,295 29,141 84,311 113,912 74,931
Totals $ 113,850 $ 657,610 $ 90,898 $ 224,341 $ 228,521 $ 113,850
AQR LONG-SHORT EQUITY FUND
Class I ................ $ 88,191 $ 163,357 $ – $ – $ 75,166 $ 88,191
Class N ................ 3,149 4,828 – – 1,679 3,149
Class R6 ............... 5,253 14,629 – – 9,376 5,253
Totals $ 96,593 $ 182,814 $ – $ – $ 86,221 $ 96,593
AQR MANAGED FUTURES STRATEGY FUND
Class I ................ $ 44,263 $ 44,263 $ – $ – $ – $ 44,263
Class N ................ 5,113 5,113 – – – 5,113
Class R6 ............... 13,770 13,770 – – – 13,770
Totals $ 63,146 $ 63,146 $ – $ – $ – $ 63,146
AQR MANAGED FUTURES STRATEGY HV FUND
Class I ................ $ 92,418 $ 367,461 $ 10,256 $ 119,555 $ 145,232 $ 92,418
Class N ................ 3,256 51,033 2,241 29,171 16,365 3,256
Class R6 ............... 26,283 178,672 8,849 72,099 71,441 26,283
Totals $ 121,957 $ 597,166 $ 21,346 $ 220,825 $ 233,038 $ 121,957
AQR MULTI-ASSET FUND
Class I ................ $ 93,489 $ 542,150 $ 32,121 $ 231,142 $ 185,398 $ 93,489
Class N ................ 3,813 32,424 1,653 16,312 10,646 3,813
Class R6 ............... 10,618 32,624 3,451 6,178 12,377 10,618
Totals $ 107,920 $ 607,198 $ 37,225 $ 253,632 $ 208,421 $ 107,920
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I ................ $ 62,121 $ 191,716 $ 20,401 $ 74,269 $ 34,925 $ 62,121
Class N ................ 14,642 48,866 3,845 10,360 20,019 14,642
Class R6 ............... 1,342 229,191 30,597 92,627 104,625 1,342
Totals $ 78,105 $ 469,773 $ 54,843 $ 177,256 $ 159,569 $ 78,105

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
Pursuant to the Sub-Advisory Agreements between the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 0.50% of the average daily net assets for the AQR Diversified Arbitrage Fund.
10. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The
Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.
11. Principal Risks and Concentrations
With the exception of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral
Fund and AQR Long-Short Equity Fund, the Funds are non-diversified. Because the Funds may invest in securities of a smaller number of issuers, the
Funds may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Funds’ performance.
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.
Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments
(extension risk). Inflation-indexed bonds are subject to certain risks, including that their value will typically fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING JUNE 30,
JUNE 30, 2021 JUNE 30, 2021 2021 2022 2023 2024
AQR RISK PARITY II MV FUND
Class I ................ $ 87,878 $ 519,533 $ 76,471 $ 181,047 $ 174,137 $ 87,878
Class N ................ 1,812 11,844 2,664 4,533 2,835 1,812
Class R6 ............... 751 3,874 759 1,260 1,104 751
Totals $ 90,441 $ 535,251 $ 79,894 $ 186,840 $ 178,076 $ 90,441
AQR STYLE PREMIA ALTERNATIVE FUND
Class I ................ $ 86,197 $ 1,029,427 $ 191,760 $ 463,180 $ 288,290 $ 86,197
Class N ................ 6,482 47,023 8,358 20,742 11,441 6,482
Class R6 ............... 143,964 1,090,010 126,717 402,283 417,046 143,964
Totals $ 236,643 $ 2,166,460 $ 326,835 $ 886,205 $ 716,777 $ 236,643

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the United Kingdom "UK" Financial Conduct Authority (FCA) announced a desire to phase out the use of LIBOR. The FCA has confirmed that all LIBOR settings will either cease to be provided by any administrator or no longer be representative: (1) immediately after December 31, 2021, in the case of all British Pound, Euro, Swiss Franc and Japanese Yen settings, and the 1-week and 2-month USD settings; and (2) immediately after June
30, 2023, in the case of the remaining USD settings. Regulators and industry working groups have suggested alternative reference rates, and global consensus is growing around the process for amending existing contracts or instruments to transition away from LIBOR. There does remain some uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Funds' performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Funds.
Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures;
and higher transaction costs. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions;
differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.
To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and
non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Such events include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the
Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
The Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
In regards to the AQR Diversifying Strategies Fund, due to the Fund's strategy of investing in affiliated funds, shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such Affiliated Funds. An investor holding the affiliated investment funds directly and in the same proportions as the Fund would incur lower overall expenses but would not receive the benefits of the active allocation of investments among the affiliated investment funds associated with an investment in the Fund. The Adviser receives management fees from each of the affiliated investment funds. If the Adviser were to invest in unaffiliated funds, however, the Adviser would not receive direct or indirect management fees on the Fund assets invested in those unaffiliated funds. There is a risk that the affiliated investment funds in which the Fund invests will have higher expense ratios and/or under-perform unaffiliated funds with comparable investment strategies.
Additionally, investments in the AQR Diversifying Strategies Fund are subject to risks related to the Adviser's allocation choices. The selection of the affiliated investment funds and the allocation of the Fund's assets to the affiliated investment funds could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The Fund could miss attractive investment opportunities by under-weighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant declines. As with other investments, investments in other investment companies, such as the affiliated investment funds and money market mutual funds, are subject to market and manager risk. Since the AQR Diversifying Strategies Fund's investments consist primarily of affiliated funds, the Fund's risks are directly related to the risks of the affiliated investment funds. For this reason, it is important to understand the risks associated with investing in the affiliated investment funds.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
12. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending
Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense earned, as a result of lending under this agreement is included in Interfund lending income in the Statements of Operations.
During the reporting period, average loans made to another Fund under the Interfund Lending Program were as follows:
There were no open borrowings as of June 30, 2021 by any of the Funds in the Trust. The Funds did not have any borrowings for the period ended June
30, 2021.
13. Line of Credit
Effective March 20, 2021 and terminating on March 19, 2022, all funds within the Trust, with the exception of the AQR Diversifying Strategies
Fund, renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.25% per annum plus (b) the higher of (i) the Federal Funds
Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Interest expense paid, as a result of borrowing under this agreement is included in Interest expense in the
Statements of Operations.
There were no open borrowings as of June 30, 2021 by any of the Funds in the Trust. The Funds did not have any borrowings for the period ended June
30, 2021.
FUND
AVERAGE
LOANS
WEIGHTED
AVERAGE
INTEREST
RATE
INTEREST
RECEIVED
AQR Managed Futures Strategy Fund .................................... $ 13,382,353 0.56% $ 3,460

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
14. Principal Ownership
As of June 30, 2021, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
15. New Accounting Pronouncements and Regulations
In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2020-04, “Reference Rate Reform
(Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting” in response to concerns about structural risks of interbank offered rates, such as LIBOR. In January 2021, the FASB issued ASU No. 2021-01 with further amendments to Topic 848. Together, the ASUs provide optional temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting for certain types of contract modifications, hedging relationships and other transactions that contain LIBOR and/or any other reference rate that is expected to be discontinued. The ASUs are elective and are effective for certain reference rate-related contract modifications that occur during the period March
12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Trust will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, new
Rule 18f-4 will replace the current requirements on funds to “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. with a requirement to ensure a Fund has a derivatives risk management program consistent with Rule 18f-4, along with other requirements such as compliance with a specific value-at-risk (“VaR”)
based limit on leverage risk. The Board of Trustees will have an oversight role in ensuring these new requirements are being taken into account and will appoint a derivatives risk manager to handle the day-to-day responsibilities of the derivatives risk management program.
In December 2020, the SEC voted to adopt a new rule providing a framework for fund valuation practices. New Rule 2a-5 (“Rule 2a-5”) under the 1940
Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule
31a-4 (“Rule 31a-4”), which provides the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of the board in determining fair value and the accounting and auditing of fund investments, effective as of the 2a-5 compliance date. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021. The compliance date for Rule 2a-5 and Rule 31a-4 is
September 8, 2022. A fund is not required to comply with the rules until the compliance date. Management is currently assessing the impact of these provisions on the Funds’ financial statements and various filings.
16. Subsequent Events
At a meeting held on August 19-20, 2021, the Board of Trustees of the AQR Funds approved a proposal to liquidate the AQR Risk Parity II MV Fund. The
Fund has declared two dividends to occur prior to the Liquidation Date (as defined below), a special distribution to all holders of record as of August 30,
2021 and a second distribution to all holders of record as of November 1, 2021, collectively consisting of any undistributed income and capital gains (net of available capital loss carryovers). On or about November 5, 2021 (the “Liquidation Date”), the Fund will make a liquidating distribution of its remaining assets proportionately to any shareholders holding shares on the Liquidation Date.
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Alternative Risk Premia Fund .......................................... 3 94.64%
AQR Diversified Arbitrage Fund ............................................. 4 80.60
AQR Diversifying Strategies Fund* .......................................... 3 84.95
AQR Equity Market Neutral Fund* ........................................... 6 85.04
AQR Global Macro Fund* ................................................. 7 92.19
AQR Long-Short Equity Fund .............................................. 7 90.74
AQR Managed Futures Strategy Fund ........................................ 7 80.70
AQR Managed Futures Strategy HV Fund ..................................... 4 88.86
AQR Multi-Asset Fund* ................................................... 6 86.39
AQR Risk-Balanced Commodities Strategy Fund ................................ 6 95.33
AQR Risk Parity II MV Fund ............................................... 1 80.16
AQR Style Premia Alternative Fund .......................................... 3 84.36
*
The percentage held by the Adviser and/or affiliates is 13.56%, 6.46%, 54.99% and 6.36% respectively.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2021
June 30, 2021 (Unaudited)
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those noted above.

Fund Expense Examples
AQR Funds | Semi-Annual Report | June 2021
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 6/30/2021” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  6/30/21
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        6/30/21
AQR Alternative Risk Premia Fund
Class I
Actual Return $1,000.00 $1,084.20 2.93% $15.14
Hypothetical Return $1,000.00 $1,010.26 2.93% $14.60
Class N
Actual Return $1,000.00 $1,081.60 3.18% $16.41
Hypothetical Return $1,000.00 $1,009.03 3.18% $15.84
Class R6
Actual Return $1,000.00 $1,083.90 2.83% $14.62
Hypothetical Return $1,000.00 $1,010.76 2.83% $14.11
AQR Diversified Arbitrage Fund
Class I
Actual Return $1,000.00 $1,068.90 1.57% $8.05
Hypothetical Return $1,000.00 $1,017.01 1.57% $7.85
Class N
Actual Return $1,000.00 $1,067.90 1.82% $9.33
Hypothetical Return $1,000.00 $1,015.77 1.82% $9.10
Class R6
Actual Return $1,000.00 $1,069.90 1.47% $7.54
Hypothetical Return $1,000.00 $1,017.50 1.47% $7.35
AQR Diversifying Strategies Fund
Class I
Actual Return $1,000.00 $1,089.70 0.20% $1.04
Hypothetical Return $1,000.00 $1,023.80 0.20% $1.00
Class N
Actual Return $1,000.00 $1,088.70 0.45% $2.33
Hypothetical Return $1,000.00 $1,022.56 0.45% $2.26
Class R6
Actual Return $1,000.00 $1,091.60 0.10% $0.52
Hypothetical Return $1,000.00 $1,024.30 0.10% $0.50

Fund Expense Examples
AQR Funds | Semi-Annual Report | June 2021
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  6/30/21
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        6/30/21
AQR Equity Market Neutral Fund
Class I
Actual Return $1,000.00 $1,114.10 1.46% $7.65
Hypothetical Return $1,000.00 $1,017.55 1.46% $7.30
Class N
Actual Return $1,000.00 $1,114.00 1.71% $8.96
Hypothetical Return $1,000.00 $1,016.31 1.71% $8.55
Class R6
Actual Return $1,000.00 $1,117.10 1.36% $7.14
Hypothetical Return $1,000.00 $1,018.05 1.36% $6.81
AQR Global Macro Fund
Class I
Actual Return $1,000.00 $1,038.60 1.26%
1
$6.37
Hypothetical Return $1,000.00 $1,018.55 1.26%
1
$6.31
Class N
Actual Return $1,000.00 $1,038.20 1.51%
1
$7.63
Hypothetical Return $1,000.00 $1,017.31 1.51%
1
$7.55
Class R6
Actual Return $1,000.00 $1,039.60 1.16%
1
$5.87
Hypothetical Return $1,000.00 $1,019.04 1.16%
1
$5.81
AQR Long-Short Equity Fund
Class I
Actual Return $1,000.00 $1,202.30 1.31% $7.15
Hypothetical Return $1,000.00 $1,018.30 1.31% $6.56
Class N
Actual Return $1,000.00 $1,200.00 1.56% $8.51
Hypothetical Return $1,000.00 $1,017.06 1.56% $7.80
Class R6
Actual Return $1,000.00 $1,202.30 1.21% $6.61
Hypothetical Return $1,000.00 $1,018.79 1.21% $6.06
AQR Managed Futures Strategy Fund
Class I
Actual Return $1,000.00 $1,014.00 1.26% $6.29
Hypothetical Return $1,000.00 $1,018.55 1.26% $6.31
Class N
Actual Return $1,000.00 $1,011.60 1.51% $7.53
Hypothetical Return $1,000.00 $1,017.31 1.51% $7.55
Class R6
Actual Return $1,000.00 $1,014.00 1.16% $5.79
Hypothetical Return $1,000.00 $1,019.04 1.16% $5.81
AQR Managed Futures Strategy HV Fund
Class I
Actual Return $1,000.00 $1,018.80 1.69%
1
$8.46
Hypothetical Return $1,000.00 $1,016.41 1.69%
1
$8.45
Class N
Actual Return $1,000.00 $1,017.30 1.94%
1
$9.70
Hypothetical Return $1,000.00 $1,015.17 1.94%
1
$9.69
Class R6
Actual Return $1,000.00 $1,018.80 1.59%
1
$7.96
Hypothetical Return $1,000.00 $1,016.91 1.59%
1
$7.95

Fund Expense Examples
AQR Funds | Semi-Annual Report | June 2021
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  6/30/21
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        6/30/21
AQR Multi-Asset Fund
Class I
Actual Return $1,000.00 $1,095.80 0.97% $5.04
Hypothetical Return $1,000.00 $1,019.98 0.97% $4.86
Class N
Actual Return $1,000.00 $1,095.00 1.22% $6.34
Hypothetical Return $1,000.00 $1,018.74 1.22% $6.11
Class R6
Actual Return $1,000.00 $1,096.90 0.87% $4.52
Hypothetical Return $1,000.00 $1,020.48 0.87% $4.36
AQR Risk-Balanced Commodities Strategy Fund
Class I
Actual Return $1,000.00 $1,289.10 1.00% $5.68
Hypothetical Return $1,000.00 $1,019.84 1.00% $5.01
Class N
Actual Return $1,000.00 $1,287.40 1.25% $7.09
Hypothetical Return $1,000.00 $1,018.60 1.25% $6.26
Class R6
Actual Return $1,000.00 $1,289.70 0.90% $5.11
Hypothetical Return $1,000.00 $1,020.33 0.90% $4.51
AQR Risk Parity II MV Fund
Class I
Actual Return $1,000.00 $1,088.40 0.80% $4.14
Hypothetical Return $1,000.00 $1,020.83 0.80% $4.01
Class N
Actual Return $1,000.00 $1,085.90 1.05% $5.43
Hypothetical Return $1,000.00 $1,019.59 1.05% $5.26
Class R6
Actual Return $1,000.00 $1,088.30 0.70% $3.62
Hypothetical Return $1,000.00 $1,021.32 0.70% $3.51
AQR Style Premia Alternative Fund
Class I
Actual Return $1,000.00 $1,179.20 1.64% $8.86
Hypothetical Return $1,000.00 $1,016.66 1.64% $8.20
Class N
Actual Return $1,000.00 $1,177.20 1.89% $10.20
Hypothetical Return $1,000.00 $1,015.42 1.89% $9.44
Class R6
Actual Return $1,000.00 $1,180.30 1.54% $8.33
Hypothetical Return $1,000.00 $1,017.16 1.54% $7.70
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365
(to reflect the one-half year period unless stated otherwise).
1
Includes non-recurring expenses related to the Funds' excise tax expense.

Board Approval of Investment Advisory Agreements
AQR Funds | Semi-Annual Report | June 2021
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) held a telephonic meeting on May 17-18 and 20, 2021 (the “Meeting”) to consider the continuation of the: (i) Third Amended and Restated Investment Management
Agreement, as amended, between AQR Capital Management, LLC (“AQR”) and the Trust, on behalf of the AQR Diversified Arbitrage Fund, AQR Equity
Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund,
AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund and
certain other series of the Trust (the “Investment Management Agreement”); (ii) Investment Management Agreement II, as amended, between AQR and the Trust on behalf of the AQR Alternative Risk Premia Fund, AQR Diversifying Strategies Fund and certain other series of the Trust; and (iii) the
Second Amended and Restated Investment Sub-Advisory Agreement between AQR and CNH Partners, LLC (“CNH” or the “Sub-Adviser”) for the AQR
Diversified Arbitrage Fund (the “Sub-Advisory Agreement”).
Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.” The Investment Management
Agreement, the Investment Management Agreement II and the Sub-Advisory Agreement are referred to collectively herein as the “Management
Agreement,” as applicable and as the context suggests.
At the Meeting, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940
Act”) (the “Independent Board Members”), met with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations. In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR and CNH relevant to the Board’s consideration of whether to approve the continuation of the Management Agreement. These materials included: (i)
memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) memoranda and materials provided by
AQR, describing the personnel and services provided by CNH to the AQR Diversified Arbitrage Fund; (iii) performance information for the Funds relevant to the consideration of the Management Agreement; (iv) information independently compiled and prepared by Broadridge relating to the Funds’ fees and expenses and performance relative to peers within Morningstar fund categories; (v) financial information for AQR and a profitability analysis showing the profitability of AQR and CNH from providing services to the Funds; and (vi) a discussion of the compliance programs of AQR and CNH and the regulatory exam histories of each. AQR and CNH are referred to herein as the “Adviser,” as applicable.
At the Meeting the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period for each Fund. In approving the continuation of the Management Agreement for a Fund, the Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser;
(b) the investment performance of the Fund and the Adviser’s portfolio management; (c) the management fee and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds and the fund complex; (d) economies of scale; (e) fall-out benefits; and (f) other factors.
The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the
Funds’ portfolio holdings, direct and indirect benefits to AQR and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.
In considering the renewal of the Management Agreement for each Fund, the Board did not view the Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Management Agreement against the Adviser.
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:
The Nature, Extent and Quality of the Services Provided by the Adviser. The Board Members reviewed the services that the Adviser provided to the Funds under the Management Agreement, including certain administrative services. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of the Adviser regarding the management of each Fund’s investments in accordance with the Fund’s stated investment objectives and policies and the types of transactions that are entered into on behalf of each Fund. During these discussions, the Board Members asked questions of, and received answers from, representatives of the Adviser regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.
In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, has responsibility for overseeing CNH with respect to the AQR Diversified Arbitrage Fund, provides oversight of Fund accounting, provides risk management, provides compliance oversight, administers the Funds’ liquidity risk management program, oversees third party service providers and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the
Funds. In particular, the Board Members considered the compliance, shareholder and administrative services provided to the Funds by AQR under the Management Agreement. The Board recognized that AQR’s oversight of CNH was extensive, including portfolio risk monitoring, compliance testing, trade monitoring and execution, liquidity risk management, and negotiation of agreements with derivative counterparties. The Board Members recognized the enterprise risk of AQR and CNH involved in providing services to the Funds over time.
Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at the Meetings and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Funds by AQR and, as applicable, CNH pursuant to the Management Agreement were of a high quality and benefit the Funds.
Investment Performance of the Funds and the Adviser’s Portfolio Management. The Board considered the investment performance of each Fund.
In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and the Adviser’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Broadridge as their peers (the “Performance Peers”).

Board Approval of Investment Advisory Agreements
AQR Funds | Semi-Annual Report | June 2021
The Board was cognizant of the fact that in some cases Fund performance was challenged over certain measurement periods in comparison to a
Fund’s Performance Peers, and considered the Adviser’s views regarding the factors contributing to such underperformance on a Fund by Fund basis. Representatives from AQR noted the underperformance of the value factor, which tends to favor cheaper companies with modest future growth forecasts, which contributed to the relative underperformance of certain of the Funds that utilize the value factor in their strategies. AQR explained that this effect on performance was even more pronounced for long-short strategies. The Board also noted the recent rebound in value investments that contributed to outperformance for certain strategies during the first quarter of 2021. AQR indicated it remains confident in its fundamentally-oriented philosophy and disciplined systematic investment approach to managing the Funds.
The Board considered that Broadridge comparisons may be of limited use in some cases due to the differences between the ways in which a Fund is managed from other Performance Peers. In other cases, underperformance in relation to Performance Peers may be due to differences in a Fund’s investment parameters compared to its Performance Peers, including risk limits, volatility targets, model limits on exposure to a particular country, and the Fund’s investment universe. In addition, the use of drawdown control and internal risk protections may affect a Fund’s performance in relation to its
Performance Peers.
The Board also discussed the performance of the Funds with AQR at Board meetings throughout the year. AQR’s presentations to the Board at such
Board meetings, which addressed in detail the drivers of underperformance or outperformance, as applicable, supported a conclusion that the Funds were being managed consistent with their stated policies and strategies. The Board considered the Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that the performance of each Fund is consistent with its stated
objectives and strategies and the Adviser’s investment process.
The Management Fee and the Cost of the Services and Profits Realized by the Adviser from the Relationship with the Funds. The Board, including the Independent Board Members, received information regarding the management fees paid by the Funds to the Adviser pursuant to the
Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds and the costs incurred by and benefits to the Adviser in providing those services, and other relevant factors.
To assist in this analysis, the Board reviewed comparative fee and expense information for each Fund relative to funds identified by Broadridge as their peers (the “Expense Peers”), including comparisons of contractual management fees and actual net expenses. The first quartile is the most desirable quartile (i.e., relatively lower fees or expenses) and the fourth is the least desirable (i.e., relatively higher fees or expenses).
The Board noted that, as of December 31, 2020, the net expenses for certain Funds were lower than the median net expenses of their Expense Peers, while net expense ratios for other Funds were above the median compared to their Expense Peers. The Board also noted the contractual management fee reductions for AQR Global Macro Fund, AQR Multi-Asset Fund, AQR Risk Parity II MV Fund that took effect on July 1, 2020. Finally, the Board noted that while the AQR Diversifying Strategies Fund bears a management fee of 0%, as a fund of funds it indirectly bears a pro rata portion of the management fees charged by the Funds in which it invests.
The Board reviewed information regarding the fees the Adviser charges for other funds and accounts managed by the Adviser, including sub-advised mutual funds, with similar investment strategies to certain of the Funds. The Board noted the greater services provided by the Adviser to the Funds in contrast to the limited role of the Adviser when it sub-advises third party mutual funds or advises separate accounts or hedge funds.
The Board also received and reviewed information regarding the profitability of AQR with respect to Fund-related activities and the profitability of CNH with respect to its sub-advisory services for one of the Funds. The Adviser provided the Board Members with a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by AQR, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.
The Board reviewed AQR’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.
Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Management Agreement are reasonable and AQR’s and CNH’s profitability were not excessive.
Economies of Scale. The Adviser provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, the Adviser presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes. It also provided Morningstar data for the purpose of showing the management fee for each Fund at higher asset levels relative to its peers, some of which have breakpoints. The Board considered this information in determining the reasonableness of continuing to operate each Fund without management fee breakpoints at the Fund’s current asset level. The Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the Management Agreement, none of the Funds have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The
Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations, which could ultimately benefit Fund shareholders. AQR advised that its size as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers, to undertake securities lending activities and to establish a dedicated money market fund for the AQR
Funds. The principals of AQR have also provided seed capital in excess of regulatory minimums for extended periods. AQR also discussed that the
Funds had undertaken to rely on Rule 30e-3 under the 1940 Act to potentially reduce charges related to printing and mailing costs for shareholder reports.

Board Approval of Investment Advisory Agreements
AQR Funds | Semi-Annual Report | June 2021
Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds, both tangible and intangible, including the sub-advisory fees paid to CNH, noting that no payments are received by the Adviser from the Funds beyond the fees under the Management Agreement. The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates. The Adviser may also obtain reputational benefits. AQR may also obtain economic benefit from its sponsorship/management of both the Funds and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding the Adviser’s brokerage and soft dollar practices, noting that the Adviser does not presently intend to make use of soft dollars to acquire third-party research. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.
Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management
Agreement are reasonable in relation to the services provided by the Adviser (including CNH, when applicable) to the Funds, as well as the costs incurred and benefits to be gained by the Adviser (including CNH, when applicable) in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to each Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

Liquidity Risk Management Program
AQR Funds | Semi-Annual Report | June 2021
The U.S. Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires the AQR Funds (the “Trust”) to adopt and implement a program reasonably designed to assess and manage the “liquidity risk” of each series of the Trust
(the “Funds”). Pursuant to the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by the
Fund without significant dilution of remaining investors’ interests in the Fund.
The Trust, on behalf of each Fund, has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the
“Program”). The Trust’s Board of Trustees (the “Board”) has designated AQR Capital Management, LLC, investment adviser to each Fund (“AQR”), as the administrator of the Program (“Program Administrator”) for each Fund. The Program Administrator is responsible for overseeing the day-to-day operations of the Program. As part of the Program, the Program Administrator identifies illiquid investments, categorizes the relative liquidity of the
Funds’ investments in accordance with the Liquidity Rule and assesses, manages, and periodically reviews the Funds’ liquidity risk. Among other things, the Liquidity Rule requires that a written report be provided by the Program Administrator to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquidity Investment Minimum
(“HLIM”) established for a Fund, if any, and any material changes to the Program.
At a meeting of the Board held on May 18, 2021, the Board reviewed AQR’s written report (the “Report”) concerning the operation, adequacy and effectiveness of the Program for the period from April 1, 2020 through March 31, 2021 (the “Reporting Period”). The Report summarized the operation of the Program and the practices implemented, and the information and factors considered by AQR in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such practices, information and factors included, among other things:
1) An overview of AQR’s practices with respect to the assessment, management and periodic review of each Fund’s liquidity risk;
2) A summary of material changes or findings with respect to the Program, if any, during the Reporting Period;
3) A review of the inputs and outputs utilized in connection with the Program, particularly the methodologies used and metrics analyzed;
4) A summary of the Funds’ compliance with the requirements under the Liquidity Rule and the Program, including, among other things, the
15% limit on investments in illiquid investments and monitoring of highly liquid investments to determine whether a Fund is required to set a highly liquid investment minimum;
5) An overview of the Funds’ other sources of liquidity (e.g., credit facility and inter-fund borrowing); and
6) An overall assessment of the effectiveness of the Program with respect to managing each Fund’s liquidity risk, including, among other things assessing whether the Fund’s strategy remains appropriate for an open-end fund structure.
The Report stated that there were no material changes in the liquidity profile of the Funds during the Reporting Period. While the COVID-19 market crisis did not materially impact the liquidity profile of the Funds, the Program Administrator adopted enhancements to the Program during the Reporting Period.
Based on the above information and factors, among others, the Program Administrator has concluded, and reported to the Board, that the Program is adequate and operating effectively for the assessment, monitoring and management of liquidity risks for each Fund.

Investment Adviser
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
Sub-Adviser
CNH Partners, LLC
Two Greenwich Plaza, 3rd Floor
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 2. Code of Ethics.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments
(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 13. Exhibits.

(a)(1)      Not required for this filing.
(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
                Section 302
(a)(3)      Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.
(a)(4)      Any change in the Registrant’s independent public accountant – Not Applicable.
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
                Section 906
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Ted Pyne
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Ted Pyne,
Principal Executive Officer
August 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Ted Pyne
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Ted Pyne,
Principal Executive Officer
August 24, 2021

By: /s/ Heather Bonner
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Heather Bonner,
Principal Financial Officer
August 24, 2021